UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                  811-08239

ProFunds

(Exact name of registrant as specified in charter)

7272 Wisconsin Avenue, 21st Floor Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:             (240) 497-6400

Date of fiscal year end:              July 31

Date of reporting period:              January 31, 2022

Item 1. Reports to Stockholders.

SemiAnnual Report

JANUARY 31, 2022

	Investor	Service
Access Flex Bear High Yield ProFund	AFBIX	AFBSX
Access Flex High Yield ProFund	FYAIX	FYASX
Banks UltraSector ProFund	BKPIX	BKPSX
Basic Materials UltraSector ProFund	BMPIX	BMPSX
Bear ProFund	BRPIX	BRPSX
Biotechnology UltraSector ProFund	BIPIX	BIPSX
Bitcoin Strategy ProFund	BTCFX
Bull ProFund	BLPIX	BLPSX
Communication Services UltraSector ProFund	WCPIX	WCPSX
Consumer Goods UltraSector ProFund	CNPIX	CNPSX
Consumer Services UltraSector ProFund	CYPIX	CYPSX
Europe 30 ProFund	UEPIX	UEPSX
Falling U.S. Dollar ProFund	FDPIX	FDPSX
Financials UltraSector ProFund	FNPIX	FNPSX
Health Care UltraSector ProFund	HCPIX	HCPSX
Industrials UltraSector ProFund	IDPIX	IDPSX
Internet UltraSector ProFund	INPIX	INPSX
Large-Cap Growth ProFund	LGPIX	LGPSX
Large-Cap Value ProFund	LVPIX	LVPSX
Mid-Cap Growth ProFund	MGPIX	MGPSX
Mid-Cap ProFund	MDPIX	MDPSX
Mid-Cap Value ProFund	MLPIX	MLPSX
Nasdaq-100 ProFund	OTPIX	OTPSX
Oil & Gas UltraSector ProFund	ENPIX	ENPSX
Oil Equipment & Services UltraSector ProFund	OEPIX	OEPSX
Pharmaceuticals UltraSector ProFund	PHPIX	PHPSX
Precious Metals UltraSector ProFund	PMPIX	PMPSX
Real Estate UltraSector ProFund	REPIX	REPSX
Rising Rates Opportunity ProFund	RRPIX	RRPSX
Rising Rates Opportunity 10 ProFund	RTPIX	RTPSX
Rising U.S. Dollar ProFund	RDPIX	RDPSX
Semiconductor UltraSector ProFund	SMPIX	SMPSX
Short Nasdaq-100 ProFund	SOPIX	SOPSX
Short Oil & Gas ProFund	SNPIX	SNPSX
Short Precious Metals ProFund	SPPIX	SPPSX
Short Real Estate ProFund	SRPIX	SRPSX
Short Small-Cap ProFund	SHPIX	SHPSX
Small-Cap Growth ProFund	SGPIX	SGPSX
Small-Cap ProFund	SLPIX	SLPSX
Small-Cap Value ProFund	SVPIX	SVPSX
Technology UltraSector ProFund	TEPIX	TEPSX
Telecommunications UltraSector ProFund	TCPIX	TCPSX
UltraBear ProFund	URPIX	URPSX
UltraBull ProFund	ULPIX	ULPSX
UltraChina ProFund	UGPIX	UGPSX
UltraDow 30 ProFund	UDPIX	UDPSX
UltraEmerging Markets ProFund	UUPIX	UUPSX
UltraInternational ProFund	UNPIX	UNPSX
UltraJapan ProFund	UJPIX	UJPSX
UltraLatin America ProFund	UBPIX	UBPSX
UltraMid-Cap ProFund	UMPIX	UMPSX
UltraNasdaq-100 ProFund	UOPIX	UOPSX
UltraShort China ProFund	UHPIX	UHPSX
UltraShort Dow 30 ProFund	UWPIX	UWPSX
UltraShort Emerging Markets ProFund	UVPIX	UVPSX
UltraShort International ProFund	UXPIX	UXPSX
UltraShort Japan ProFund	UKPIX	UKPSX
UltraShort Latin America ProFund	UFPIX	UFPSX
UltraShort Mid-Cap ProFund	UIPIX	UIPSX
UltraShort Nasdaq-100 ProFund	USPIX	USPSX
UltraShort Small-Cap ProFund	UCPIX	UCPSX
UltraSmall-Cap ProFund	UAPIX	UAPSX
U.S. Government Plus ProFund	GVPIX	GVPSX
Utilities UltraSector ProFund	UTPIX	UTPSX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (profunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 888-PRO-FNDS (888-776-3637) or by sending and e-mail request to info@profunds.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 888-PRO-FNDS (888-776-3637) or send an email request to info@profunds.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account in you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Table of Contents

1	Message from the Chairman
3	Allocation of Portfolio Holdings and Index Composition
27	Expense Examples

Schedules of Portfolio Investments
34	Access Flex Bear High Yield ProFund
35	Access Flex High Yield ProFund
36	Banks UltraSector ProFund
38	Basic Materials UltraSector ProFund
40	Bear ProFund
41	Biotechnology UltraSector ProFund
43	Bitcoin Strategy ProFund
44	Bull ProFund
47	Communication Services UltraSector ProFund
49	Consumer Goods UltraSector ProFund
52	Consumer Services UltraSector ProFund
55	Europe 30 ProFund
56	Falling U.S. Dollar ProFund
57	Financials UltraSector ProFund
61	Health Care UltraSector ProFund
64	Industrials UltraSector ProFund
68	Internet UltraSector ProFund
70	Large-Cap Growth ProFund
74	Large-Cap Value ProFund
80	Mid-Cap Growth ProFund
84	Mid-Cap ProFund
90	Mid-Cap Value ProFund
95	Nasdaq-100 ProFund
98	Oil & Gas UltraSector ProFund
100	Oil Equipment & Services UltraSector ProFund
102	Pharmaceuticals UltraSector ProFund
104	Precious Metals UltraSector ProFund
106	Real Estate UltraSector ProFund
109	Rising Rates Opportunity ProFund
110	Rising Rates Opportunity 10 ProFund
111	Rising U.S. Dollar ProFund
112	Semiconductor UltraSector ProFund
114	Short Nasdaq-100 ProFund
115	Short Oil & Gas ProFund
116	Short Precious Metals ProFund
117	Short Real Estate ProFund
118	Short Small-Cap ProFund
119	Small-Cap Growth ProFund
124	Small-Cap ProFund
127	Small-Cap Value ProFund
134	Technology UltraSector ProFund
137	Telecommunications UltraSector ProFund
139	UltraBear ProFund
140	UltraBull ProFund
143	UltraChina ProFund
145	UltraDow 30 ProFund
147	UltraEmerging Markets ProFund
149	UltraInternational ProFund
150	UltraJapan ProFund
151	UltraLatin America ProFund
153	UltraMid-Cap ProFund
160	UltraNasdaq-100 ProFund
163	UltraShort China ProFund
164	UltraShort Dow 30 ProFund
165	UltraShort Emerging Markets ProFund
166	UltraShort International ProFund
167	UltraShort Japan ProFund
168	UltraShort Latin America ProFund
169	UltraShort Mid-Cap ProFund
170	UltraShort Nasdaq-100 ProFund
171	UltraShort Small-Cap ProFund
172	UltraSmall-Cap ProFund
175	U.S. Government Plus ProFund
176	Utilities UltraSector ProFund
179	Statements of Assets and Liabilities
195	Statements of Operations
211	Statements of Changes in Net Assets
239	Consolidated Statement of Cash Flows
241	Financial Highlights
275	Notes to Financial Statements
317	Board Approval of Investment Advisory Agreement
320	Liquidity Risk Management Program

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This Page Intentionally Left Blank

Message from the Chairman

Dear Shareholder:

As communities, economies and companies around the world continue to navigate fluctuating pandemic conditions, I would like to reaffirm ProFunds’ commitment to providing you, our investors, with products and services to meet your objectives. ProFunds remains focused on ensuring the effective management of our funds during this time, and I am pleased to provide you with this ProFunds Semiannual report to shareholders for the six-month period ended January 31, 2022.

Large Caps Manage Gains, Mid and Small Caps Retreat

Despite periods of uncertainty and market declines, major large-cap U.S. indexes generated positive returns for the six-month period. However, mid- and small-cap stocks, as measured by the S&P MidCap 400 and the Russell 2000 indexes, fell during the reporting period. These companies generally have less-robust balance sheets, lower profit margins and reduced market power compared to large caps, making them more sensitive to rising inflation and the Federal Reserve’s announcement about tapering stimulus. Buoyed by robust corporate profits and an improving economy, markets generally rose early in the period, despite the Delta variant of COVID-19. September saw markets dip amid supply chain bottlenecks, inflation (which reached 4.4%, a 30-year high), higher interest rates, and weak employment data. Markets rose again in late 2021, despite the emergence of the new Omicron variant, as a 6.9% hike in real GDP for the fourth quarter and other data demonstrated that the economy’s overall performance had remained steady. Corporate earnings were also robust.

Investor sentiment changed dramatically in early 2022. S&P 500 equities dropped more than 5% in January, the worst monthly performance since 2009. Contributing factors included a surge in inflation, a monetary policy pivot on interest rates, the Omicron variant, and ongoing supply chain issues. There was a reprieve in late January, however, as a few large tech firms announced strong fourth-quarter results and the market posted gains to end the month.

Investors watched the Fed closely throughout the period. In November, Fed Chairman Powell stopped using the word “transitory” to describe inflation. Then, the Fed stated in late December that it would complete its monthly stimulus tapering earlier than previously indicated, largely a result of the robust labor market of late 2021. Major indexes fell in January as a result of Federal Open Market Committee (FOMC) notes relating to a more aggressive schedule of interest rate hikes than previously predicted. Fed officials were reportedly contemplating raising interest rates three times in 2022—beginning in March—in response to the improving economy and inflation that continued to climb above the Fed’s 2% target.

The S&P 500 rose 3.4% during the period, and the Dow Jones Industrial Average® advanced 1.5%. Seven of the 11 Dow Jones U.S. Industry Indices advanced. The three leading industry sectors were oil and gas, which rose 35.6%, consumer goods, which gained 6.8%, and utilities, which climbed 6.7%. The most significant laggards were

1

telecom, which fell 7.4%, and consumer services, which declined 6.7%. The small-cap Russell 2000® Index retreated 8.4%, and the S&P MidCap 400® fell 1.9%.

International Equity Markets Retreat for the Period

Both developed and emerging international markets trailed U.S. markets during most of the period. A strengthening U.S. dollar relative to international currencies also detracted from returns for U.S. investors in international markets. Shares of Eurozone and Asian companies fell in January amid caution over the outlook for U.S. interest rates and geopolitical risk due to the Russian buildup of troops on Ukraine’s borders.

The MSCI EAFE Index, which represents the performance of developed markets equities outside of the United States and Canada, retreated 3.4%, the MSCI Europe Index contracted 2.5%, and the Nikkei 225 Index fell 4.8%. The BNY Mellon Emerging Markets Index dropped 9.3% for the period. Chinese stocks, as measured by the BNY China Select ADR Index, tumbled 22.4%, and Latin American markets decreased 3.9%, as measured by the BNY Mellon Latin America Index.

10-Year Rates Traded below 2% as the Fed Provided Stimulus

U.S. Treasury yields, which move opposite to bond prices, rose throughout the period due to aforementioned inflation concerns and Fed monetary policy changes. High-yield corporate bonds finished 2021 as the best-performing segments of the fixed income market, though they fell in January due to concern about higher rates. Long U.S. Treasurys, as represented by the Ryan Labs 10-Year and 30-Year Indexes, declined 5.8% and 8.2%, respectively, for the period. Investment-grade corporate bonds dropped 5.1%, as measured by the Markit iBoxx® $ Liquid Investment Grade Index, while their high-yield counterparts declined 1.7%, according to the Markit iBoxx® $ Liquid High Yield Index.

ProFunds Mutual Funds Investor Performance

ProFunds’ index-based mutual funds offer investors advantages such as diverse market exposures, a transparent investment process, efficient fund management, and high daily correlation to their indexes. Investors in our long-duration bond and Treasury funds generally benefited during the period. Long investors in ProFunds dollar funds were also generally rewarded in terms of performance during the period, as the U.S. dollar climbed 3.8% in the six-month period, according to the Bloomberg Dollar Spot Index.

No matter what direction the market takes in these rapidly changing times, our extensive lineup of ProFunds mutual funds offers a range of strategies designed to meet your objectives, help you manage risk, and potentially enhance your returns.

We appreciate the trust and confidence you have placed in us by choosing ProFunds, and we look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

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Allocation of Portfolio Holdings and Index Composition

4 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Access Flex Bear High Yield ProFund

Investment Objective: The Access Flex Bear High Yield ProFund seeks to provide investment results that correspond generally to the inverse (-1x) of the total return of the high yield market, consistent with maintaining reasonable liquidity.

Market Exposure

Investment Type	% of Net Assets
Credit Default Swap Agreements	(91)%
Futures Contracts	(84)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Access Flex Bear High Yield ProFund primarily invests in non-equity securities, which may include: credit default swap agreements, futures contracts, repurchase agreements, U.S. Government and money market securities.

Industry Exposure

% of Market Exposure (CDS)
Consumer Cyclical	(28)%
Consumer Non-Cyclical	(16)%
Communications	(12)%
Financial	(11)%
Energy	(9)%
Industrials	(7)%
Basic Materials	(6)%
Utilties	(6)%
Technology	(5)%

Access Flex High Yield ProFund

Investment Objective: The Access Flex High Yield ProFund seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.

Market Exposure

Investment Type	% of Net Assets
Credit Default Swap Agreements	84%
Futures Contracts	6%
U.S. Treasury Obligation	62%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Access Flex High Yield ProFund primarily invests in non-equity securities, which may include: credit default swap agreements, futures contracts, repurchase agreements, U.S. Government and money market securities.

Industry Exposure

% of Market Exposure (CDS)
Consumer Cyclical	28%
Consumer Non-Cyclical	16%
Communications	12%
Financial	11%
Energy	9%
Industrials	7%
Basic Materials	6%
Utilties	6%
Technology	5%

Banks UltraSector ProFund

Investment Objective: The Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. BanksSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	72%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	19.4%
Bank of America Corp.	14.7%
Wells Fargo & Co.	9.5%
Citigroup, Inc.	5.7%
PNC Bank Corp.	3.8%

Dow Jones U.S. BanksSM Index – Composition

% of Index
Diversified Banks	68%
Regional Banks	32%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 5

Basic Materials UltraSector ProFund

Investment Objective: The Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Basic MaterialsSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	67%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Linde PLC	16.0%
Air Products & Chemicals, Inc.	6.1%
Freeport-McMoRan, Inc.	5.4%
Newmont Corp.	4.8%
Ecolab, Inc.	4.6%

Dow Jones U.S. Basic MaterialsSM Index – Composition

% of Index
Chemicals	62%
Metals & Mining	16%
Containers & Packaging	15%
Construction Materials	5%
Life Sciences Tools & Services	1%
Paper & Forest Products	1%

Bear ProFund

Investment Objective: The Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500® – Composition

% of Index
Information Technology	28%
Health Care	13%
Consumer Discretionary	12%
Financials	11%
Communication Services	10%
Industrials	8%
Consumer Staples	6%
Energy	3%
Real Estate	3%
Utilities	3%
Materials	3%

Biotechnology UltraSector ProFund

Investment Objective: The Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. BiotechnologySM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	71%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AbbVie, Inc.	12.3%
Danaher Corp.	10.5%
Amgen, Inc.	9.6%
Gilead Sciences, Inc.	5.6%
Regeneron Pharmaceuticalss	3.7%
Vertex Pharmaceuticals, Inc.	3.6%

Dow Jones U.S. Biotechnology IndexSM – Composition

% of Index
Biotechnology	65%
Life Sciences Tools & Services	35%

6 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Bitcoin Strategy ProFund

Investment Objective: The Bitcoin Strategy ProFund seeks to provide capital appreciation by investing all or substantially all of its assets through actively managed exposure to bitcoin futures contracts. The Fund does not invest directly in bitcoin.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bitcoin Strategy ProFund primarily invests in non-equity securities, which may include: futures contracts, Canadian Exchange Traded Funds, repurchase agreements and reverse repurchase agreements, and U.S. Government securities.

Bull ProFund

Investment Objective: The Bull ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	22%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	5.5%
Microsoft Corp.	4.7%
Alphabet, Inc.	3.2%
Amazon.com, Inc.	2.6%
Tesla, Inc.	1.5%

S&P 500® – Composition

% of Index
Information Technology	28%
Health Care	13%
Consumer Discretionary	12%
Financials	11%
Communication Services	10%
Industrials	8%
Consumer Staples	6%
Energy	3%
Real Estate	3%
Utilities	3%
Materials	3%

Communication Services UltraSector ProFund

Investment Objective: The Communication Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the S&P Communication Services Select SectorSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	68%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Meta Platforms, Inc.	18.4%
Alphabet, Inc.	17.7%
AT&T, Inc.	4.2%
Verizon Communications, Inc.	4.0%
Activision Blizzard, Inc.	4.0%

S&P Communication Services Select SectorSM Index – Composition

% of Index
Media & Entertainment	90%
Telecommunication Services	10%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 7

Consumer Goods UltraSector ProFund

Investment Objective: The Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer GoodsSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	70%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Tesla, Inc.	16.5%
The Procter & Gamble Co.	8.4%
PepsiCo, Inc.	5.2%
The Coca-Cola Co.	5.1%
NIKE, Inc.	4.1%

Dow Jones U.S. Consumer GoodsSM Index – Composition

% of Index
Food, Beverage & Tobacco	35%
Automobiles & Components	28%
Household & Personal Products	17%
Consumer Durables & Apparel	14%
Media & Entertainment	4%
Retailing	1%
Capital Goods	1%

Consumer Services UltraSector ProFund

Investment Objective: The Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer ServicesSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	71%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	19.5%
The Home Depot, Inc.	5.8%
The Walt Disney Co.	3.9%
Comcast Corp	3.4%
Costco Wholesale Corp.	3.3%

Dow Jones U.S. Consumer ServicesSM Index – Composition

% of Index
Retailing	48%
Media & Entertainment	19%
Consumer Services	17%
Food & Staples Retailing	10%
Transportation	3%
Commercial & Professional Services	2%
Health Care Equipment & Services	1%

Europe 30 ProFund

Investment Objective: The Europe 30 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Shell PLC	6.1%
ASML Holding N.V.	5.4%
TOTAL S.A.	5.0%
HSBC Holdings PLC	5.0%
SAP SE	4.7%

ProFunds Europe 30 Index®

Industry Breakdown	% of Index
Energy	22%
Health Care	20%
Information Technology	17%
Consumer Staples	14%
Financials	11%
Materials	8%
Consumer Discretionary	3%
Communication Services	3%
Industrials	2%

Country Composition
United Kingdom	43%
Netherlands	12%
France	9%
Luxembourg	7%
Other	29%

8 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Falling U.S. Dollar ProFund

Investment Objective: The Falling U.S. Dollar ProFund seeks investment results, before fees and expenses, that correspond to the daily performance of the basket of currencies included in the U.S. Dollar Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index – Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Financials UltraSector ProFund

Investment Objective: The Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. FinancialsSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	70%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	6.3%
JPMorgan Chase & Co.	4.9%
Visa, Inc.	4.2%
Mastercard, Inc.	3.7%
Bank of America Corp.	3.7%

Dow Jones U.S. FinancialsSM Index – Composition

% of Index
Diversified Financials	33%
Banks	25%
Real Estate	20%
Insurance	12%
Software & Services	10%

Health Care UltraSector ProFund

Investment Objective: The Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Health CareSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	71%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	6.6%
UnitedHealth Group, Inc.	6.5%
Pfizer, Inc.	4.3%
AbbVie, Inc.	3.5%
Thermo Fisher Scientific, Inc.	3.3%

Dow Jones U.S. Health CareSM Index – Composition

% of Index
Pharmaceuticals	28%
Health Care Equipment & Supplies	22%
Health Care Providers & Services	20%
Biotechnology	16%
Life Sciences Tools & Services	14%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 9

Industrials UltraSector ProFund

Investment Objective: the Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. IndustrialsSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	69%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Accenture PLC	3.8%
PayPal Holdings, Inc.	3.4%
Union Pacific Corp.	2.7%
United Parcel Service, Inc.	2.5%
Honeywell International, Inc.	2.4%

Dow Jones U.S. IndustrialsSM Index – Composition

% of Index
Capital Goods	48%
Software & Services	19%
Transportation	13%
Commercial & Professional Services	7%
Materials	6%
Technology Hardware & Equipment	6%
Pharmaceuticals, Biotechnology & Life Sciences	1%

Internet UltraSector ProFund

Investment Objective: The Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half (1.5x) the daily performance of the Dow Jones Internet CompositeSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	69%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alphabet, Inc.	8.6%
Amazon.com, Inc.	7.6%
Meta Platforms, Inc.	6.4%
Cisco Systems, Inc.	4.2%
Salesforce.com, Inc.	3.9%

Dow Jones Internet CompositeSM Index – Composition

% of Index
Interactive Media & Services	27%
Software	20%
IT Services	15%
Internet & Direct Marketing Retail	14%
Communications Equipment	11%
Hotels, Restaurants & Leisure	5%
Entertainment	4%
Health Care Technology	3%
Real Estate Management & Development	1%

Large-Cap Growth ProFund

Investment Objective: The Large-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	14.0%
Microsoft Corp.	12.0%
Alphabet, Inc.	8.1%
Amazon.com, Inc.	6.7%
Tesla, Inc.	3.9%

S&P 500® Growth Index – Composition

% of Index
Information Technology	46%
Consumer Discretionary	16%
Communication Services	13%
Health Care	10%
Financials	7%
Industrials	3%
Real Estate	2%
Consumer Staples	1%
Materials	1%
Energy	1%

10 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Large-Cap Value ProFund

Investment Objective: The Large-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	3.1%
Johnson & Johnson	2.4%
The Procter & Gamble Co.	2.1%
Exxon Mobil Corp.	1.7%
The Walt Disney Co.	1.4%

S&P 500® Value Index – Composition

% of Index
Financials	16%
Health Care	16%
Industrials	13%
Information Technology	12%
Consumer Staples	11%
Consumer Discretionary	7%
Communication Services	7%
Energy	6%
Utilities	5%
Materials	4%
Real Estate	3%

Mid-Cap Growth ProFund

Investment Objective: The Mid-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Camden Property Trust	1.5%
Targa Resources Corp.	1.2%
Builders FirstSource, Inc.	1.2%
East West Bancorp, Inc.	1.1%
Williams-Sonoma, Inc.	1.1%

S&P MidCap 400® Growth Index – Composition

% of Index
Industrials	20%
Information Technology	18%
Consumer Discretionary	16%
Financials	12%
Health Care	12%
Real Estate	9%
Materials	7%
Energy	2%
Communication Services	2%
Consumer Staples	1%
Utilities	1%

Mid-Cap ProFund

Investment Objective: The Mid-Cap ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	30%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Molina Healthcare, Inc.	0.5%
Camden Property Trust	0.5%
Medical Properties Trust, Inc.	0.4%
Targa Resources Corp.	0.4%
Fair Isaac Corp.	0.4%

S&P MidCap 400® – Composition

% of Index
Industrials	19%
Consumer Discretionary	15%
Financials	14%
Information Technology	14%
Real Estate	11%
Health Care	9%
Materials	7%
Utilities	4%
Consumer Staples	3%
Energy	2%
Communication Services	2%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 11

Mid-Cap Value ProFund

Investment Objective: The Mid-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P Mid-Cap 400® Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Medical Properties Trust, Inc.	1.2%
Lear Corp.	0.9%
AECOM	0.9%
Reliance Steel & Aluminum Co.	0.8%
UGI Corp.	0.8%

S&P MidCap 400® Value Index – Composition

% of Index
Industrials	20%
Financials	17%
Consumer Discretionary	14%
Real Estate	12%
Information Technology	11%
Health Care	7%
Materials	6%
Consumer Staples	5%
Utilities	5%
Energy	2%
Communication Services	1%

Nasdaq-100 ProFund

Investment Objective: The Nasdaq-100 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the Nasdaq-100® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Futures Contracts	1%
Swap Agreements	17%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	10.3%
Microsoft Corp.	8.4%
Alphabet, Inc.	6.0%
Amazon.com, Inc.	5.5%
Meta Platforms, Inc.	4.0%

Nasdaq-100® Index – Composition

% of Index
Information Technology	51%
Communication Services	19%
Consumer Discretionary	16%
Health Care	5%
Consumer Staples	5%
Industrials	3%
Utilities	1%

Oil & Gas UltraSector ProFund

Investment Objective: The Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil & GasSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	78%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	16.5%
Chevron Corp.	13.0%
ConocoPhillips	6.0%
EOG Resources, Inc.	3.3%
Schlumberger, Ltd.	2.8%

Dow Jones U.S. Oil & GasSM Index – Composition

% of Index
Oil, Gas & Consumable Fuels	90%
Energy Equipment & Services	8%
Semiconductors & Semiconductor Equipment	1%
Electric Utilities	1%

12 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Oil Equipment & Services UltraSector ProFund

Investment Objective: The Oil Equipment & Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S Select Oil Equipment & ServicesSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	17.8%
Baker Hughes Co.	15.2%
Halliburton Co.	3.7%
NOV, Inc.	3.5%
Helmerich & Payne, Inc.	3.3%

Dow Jones U.S. Select Oil Equipment & ServicesSM Index – Composition

% of Index
Oil & Gas Equipment & Services	84%
Oil & Gas Drilling	16%

Pharmaceuticals UltraSector ProFund

Investment Objective: The Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. PharmaceuticalsSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	74%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	17.8%
Pfizer, Inc.	16.8%
Viatris, Inc.	4.1%
Bristol-Myers Squibb Co.	3.8%
Merck & Co., Inc.	3.8%

Dow Jones U.S. Select PharmaceuticalsSM Index – Composition

% of Index
Pharmaceuticals	98%
Biotechnology	2%

Precious Metals UltraSector ProFund

Investment Objective: The Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones Precious MetalsSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	79%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Newmont Corp.	15.1%
Barrick Gold Corp.	10.5%
Franco-Nevada Corp.	7.8%
Wheaton Precious Metals Corp.	5.6%
Agnico Eagle Mines, Ltd.	3.6%

Dow Jones Precious MetalsSM Index – Composition

% of Index
Gold	90%
Silver	5%
Precious Metals & Minerals	5%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 13

Real Estate UltraSector ProFund

Investment Objective: The Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Real EstateSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	80%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Prologis, Inc.	5.5%
American Tower Corp.	5.4%
Crown Castle International Corp.	3.7%
Equinix, Inc.	3.1%
Public Storage	2.6%

Dow Jones U.S. Real EstateSM Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	91%
Real Estate Management & Development	5%
Mortgage Real Estate Investment Trusts (REITs)	2%
Professional Services	2%

Rising Rates Opportunity ProFund

Investment Objective: The Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(125)%
Total Exposure	(125)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising Rates Opportunity 10 ProFund

Investment Objective: The Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily movement of the most recently issued 10-year U.S. Treasury Note for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

14 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Rising U.S. Dollar ProFund

Investment Objective: The Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the basket of currencies included in the U.S. Dollar Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index – Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Semiconductor UltraSector ProFund

Investment Objective: The Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the return of the Dow Jones U.S. SemiconductorsSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	73%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NVIDIA Corp.	19.6%
Broadcom, Inc.	7.7%
Intel Corp.	6.3%
Qualcomm, Inc.	6.3%
Texas Instruments, Inc.	5.3%

Dow Jones U.S. SemiconductorsSM Index – Composition

% of Index
Semiconductors & Semiconductor Equipment	100%

Short Nasdaq-100 ProFund

Investment Objective: The Short Nasdaq-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Nasdaq-100® Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index – Composition

% of Index
Information Technology	51%
Communication Services	19%
Consumer Discretionary	16%
Health Care	5%
Consumer Staples	5%
Industrials	3%
Utilities	1%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 15

Short Oil & Gas ProFund

Investment Objective: The Short Oil & Gas ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Dow Jones U.S. Oil & GasSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & GasSM Index – Composition

% of Index
Oil, Gas & Consumable Fuels	90%
Energy Equipment & Services	8%
Semiconductors & Semiconductor Equipment	1%
Electric Utilities	1%

Short Precious Metals ProFund

Investment Objective: The Short Precious Metals ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Dow Jones Precious MetalsSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(98)%
Total Exposure	(98)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious MetalsSM Index – Composition

% of Index
Gold	90%
Silver	5%
Precious Metals & Minerals	5%

Short Real Estate ProFund

Investment Objective: The Short Real Estate ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Dow Jones U.S. Real EstateSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real EstateSM Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	91%
Real Estate Management & Development	5%
Mortgage Real Estate Investment Trusts (REITs)	2%
Professional Services	2%

16 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Short Small-Cap ProFund

Investment Objective: The Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Russell 2000® Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(9)%
Swap Agreements	(92)%
Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000® Index – Composition

% of Index
Financials	17%
Health Care	17%
Industrials	15%
Information Technology	14%
Consumer Discretionary	11%
Real Estate	8%
Energy	5%
Materials	4%
Consumer Staples	3%
Communication Services	3%
Utilities	3%

Small-Cap Growth ProFund

Investment Objective: The Small-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Omnicell, Inc.	1.3%
PDC Energy, Inc.	1.2%
Vonage Holdings Corp.	1.1%
Rogers Corp.	1.0%
Exponent, Inc.	1.0%

S&P SmallCap 600® Growth Index – Composition

% of Index
Information Technology	20%
Financials	17%
Health Care	14%
Industrials	14%
Consumer Discretionary	12%
Real Estate	7%
Energy	6%
Consumer Staples	5%
Materials	3%
Utilities	1%
Communication Services	1%

Small-Cap ProFund

Investment Objective: The Small-Cap ProFund seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Swap Agreements	39%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Ovintiv, Inc.	0.2%
BJ’s Wholesale Club Holdings, Inc.	0.2%
AMC Entertainment Holdings, Inc.	0.2%
Synaptics, Inc.	0.2%
EastGroup Properties, Inc.	0.2%

Russell 2000® Index – Composition

% of Index
Financials	17%
Health Care	17%
Industrials	15%
Information Technology	14%
Consumer Discretionary	11%
Real Estate	8%
Energy	5%
Materials	4%
Consumer Staples	3%
Communication Services	3%
Utilities	3%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 17

Small-Cap Value ProFund

Investment Objective: The Small-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
BankUnited, Inc.	0.7%
First Hawaiian, Inc.	0.7%
Resideo Technologies, Inc.	0.7%
American Equity Investment Life Holding Co.	0.7%
Arconic Corp.	0.6%

S&P SmallCap 600® Value Index – Composition

% of Index
Financials	23%
Industrials	18%
Consumer Discretionary	12%
Health Care	9%
Real Estate	9%
Information Technology	8%
Materials	7%
Energy	5%
Consumer Staples	5%
Utilities	2%
Communication Services	2%

Technology UltraSector ProFund

Investment Objective: The Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the return of the Dow Jones U.S. TechnologySM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	79%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	14.8%
Microsoft Corp.	12.7%
Alphabet, Inc.	8.5%
Meta Platforms, Inc.	4.0%
NVIDIA Corp.	3.3%

Dow Jones U.S. TechnologySM Index – Composition

% of Index
Software & Services	35%
Technology Hardware & Equipment	25%
Media & Entertainment	19%
Semiconductors & Semiconductor Equipment	19%
Retailing	1%
Health Care Equipment & Services	1%

Telecommunications UltraSector ProFund

Investment Objective: The Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the return of the Dow Jones U.S. Select TelecommunicationsSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	81%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Verizon Communications, Inc.	16.7%
Cisco Systems, Inc.	15.4%
AT&T, Inc.	3.5%
Arista Networks, Inc.	3.1%
T-Mobile U.S., Inc.	3.0%

Dow Jones U.S. Select TelecommunicationsSM Index – Composition

% of Index
Communications Equipment	49%
Diversified Telecommunication Services	42%
Wireless Telecommunication Services	5%
Household Durables	4%

18 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraBear ProFund

Investment Objective: the UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the S&P 500® for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500® – Composition

% of Index
Information Technology	28%
Health Care	13%
Consumer Discretionary	12%
Financials	11%
Communication Services	10%
Industrials	8%
Consumer Staples	6%
Energy	3%
Real Estate	3%
Utilities	3%
Materials	3%

UltraBull ProFund

Investment Objective: The UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the return of the S&P 500® for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	122%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	5.5%
Microsoft Corp.	4.7%
Alphabet, Inc.	3.2%
Amazon.com, Inc.	2.6%
Tesla, Inc.	1.5%

S&P 500® – Composition

% of Index
Information Technology	28%
Health Care	13%
Consumer Discretionary	12%
Financials	11%
Communication Services	10%
Industrials	8%
Consumer Staples	6%
Energy	3%
Real Estate	3%
Utilities	3%
Materials	3%

UltraChina ProFund

Investment Objective: The UltraChina ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the return of the S&P/BNY Mellon China Select ADR Index (USD) for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	119%
Total Exposure	202%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	17.9%
JD.com, Inc.	9.8%
Baidu, Inc.	6.6%
NetEase, Inc.	5.6%
Pinduoduo, Inc.	3.8%

S&P/BNY Mellon China Select ADR Index (USD) – Composition

Industry Breakdown	% of Index
Consumer Discretionary	49%
Communication Services	21%
Energy	7%
Health Care	5%
Financials	5%
Industrials	4%
Information Technology	4%
Real Estate	3%
Materials	1%
Utilities	1%

Country Composition
China	99%
Singapore	1%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 19

UltraDow 30 ProFund

Investment Objective: The UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the return of the Dow Jones Industrial Average® for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Futures Contracts	7%
Swap Agreements	119%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
UnitedHealth Group, Inc.	6.6%
The Home Depot, Inc.	5.1%
The Goldman Sachs Group, Inc.	4.9%
Microsoft Corp.	4.3%
McDonald’s Corp.	3.6%

Dow Jones Industrial Average® – Composition

% of Index
Information Technology	22%
Health Care	18%
Financials	16%
Consumer Discretionary	15%
Industrials	14%
Consumer Staples	8%
Communication Services	4%
Energy	2%
Materials	1%

UltraEmerging Markets ProFund

Investment Objective: The UltraEmerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the return of the S&P/BNY Mellon Emerging Markets 50 ADR Index (USD) for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	117%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	16.9%
Alibaba Group Holding, Ltd.	11.9%
HDFC Bank, Ltd.	4.8%
Infosys Technologies, Ltd.	4.4%
JD.com, Inc.	3.6%

S&P/BNY Mellon Emerging 50 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Information Technology	28%
Consumer Discretionary	25%
Financials	16%
Communication Services	10%
Materials	10%
Energy	5%
Consumer Staples	2%
Health Care	2%
Industrials	1%
Real Estate	1%

Country Composition
China	35%
Taiwan	24%
India	17%
Brazil	13%
Other	11%

UltraInternational ProFund

Investment Objective: The UltraInternational ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the return of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE®”) Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE® Index – Composition

Industry Breakdown	% of Index
Financials	18%
Industrials	15%
Consumer Discretionary	13%
Health Care	12%
Consumer Staples	10%
Information Technology	9%
Materials	8%
Communication Services	5%
Energy	4%
Utilities	3%
Real Estate	3%

Country Composition
Japan	22%
United Kingdom	15%
France	11%
Switzerland	11%
Germany	9%
Other	32%

20 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraJapan ProFund

Investment Objective: The UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the return of the Nikkei 225 Stock Average for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	198%
Swap Agreements	2%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average – Composition

% of Index
Information Technology	22%
Consumer Discretionary	20%
Industrials	19%
Health Care	12%
Communication Services	10%
Materials	6%
Consumer Staples	6%
Financials	3%
Real Estate	2%

UltraLatin America ProFund

Investment Objective: The UltraLatin America ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the return of the S&P/BNY Mellon Latin America 35 ADR Index (USD) for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	118%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Vale S.A.	13.5%
Petroleo Brasileiro S.A.	11.3%
Itau Unibanco Holding S.A.	4.9%
America Movil S.A.B. de C.V.	4.7%
Banco Bradesco S.A.	4.5%

S&P/BNY Mellon Latin America 35 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Materials	34%
Financials	17%
Energy	16%
Consumer Staples	13%
Communication Services	11%
Industrials	5%
Utilities	4%

Country Composition
Brazil	66%
Mexico	21%
Chile	8%
Other	5%

UltraMid-Cap ProFund

Investment Objective: The UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the return of the S&P MidCap 400® for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	121%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Molina Healthcare, Inc.	0.6%
Camden Property Trust	0.6%
Fair Isaac Corp.	0.5%
Medical Properties Trust, Inc.	0.5%
Targa Resources Corp.	0.5%

S&P MidCap 400® – Composition

% of Index
Industrials	19%
Consumer Discretionary	15%
Financials	14%
Information Technology	14%
Real Estate	11%
Health Care	9%
Materials	7%
Utilities	4%
Consumer Staples	3%
Energy	2%
Communication Services	2%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 21

UltraNasdaq-100 ProFund

Investment Objective: The UltraNasdaq-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) of the return of the Nasdaq-100® Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Futures Contracts	–	%(a)
Swap Agreements	123%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

(a) Amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	9.6%
Microsoft Corp.	7.8%
Alphabet, Inc.	5.6%
Amazon.com, Inc.	5.1%
Meta Platforms, Inc.	3.7%

Nasdaq-100® Index – Composition

% of Index
Information Technology	51%
Communication Services	19%
Consumer Discretionary	16%
Health Care	5%
Consumer Staples	5%
Industrials	3%
Utilities	1%

UltraShort China ProFund

Investment Objective: The UltraShort China ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the S&P/BNY Mellon China Select ADR Index (USD) for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(195)%
Total Exposure	(195)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P/BNY Mellon China Select ADR Index (USD) – Composition

Industry Breakdown	% of Index
Consumer Discretionary	49%
Communication Services	21%
Energy	7%
Health Care	5%
Financials	5%
Industrials	4%
Information Technology	4%
Real Estate	3%
Materials	1%
Utilities	1%

Country Composition
China	99%
Singapore	1%

UltraShort Dow 30 ProFund

Investment Objective: The UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Dow Jones Industrial Average® for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(198)%
Total Exposure	(198)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average® – Composition

% of Index
Information Technology	22%
Health Care	18%
Financials	16%
Consumer Discretionary	15%
Industrials	14%
Consumer Staples	8%
Communication Services	4%
Energy	2%
Materials	1%

22 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraShort Emerging Markets ProFund

Investment Objective: The UltraShort Emerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the S&P/BNY Mellon Emerging Markets 50 ADR Index (USD) for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P/BNY Mellon Emerging 50 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Information Technology	28%
Consumer Discretionary	25%
Financials	16%
Communication Services	10%
Materials	10%
Energy	5%
Consumer Staples	2%
Health Care	2%
Industrials	1%
Real Estate	1%

Country Composition
China	35%
Taiwan	24%
India	17%
Brazil	13%
Other	11%

UltraShort International ProFund

Investment Objective: The UltraShort International ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE®”) Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE® Index – Composition

Industry Breakdown	% of Index
Financials	18%
Industrials	15%
Consumer Discretionary	13%
Health Care	12%
Consumer Staples	10%
Information Technology	9%
Materials	8%
Communication Services	5%
Energy	4%
Utilities	3%
Real Estate	3%

Country Composition
Japan	22%
United Kingdom	15%
France	11%
Switzerland	11%
Germany	9%
Other	32%

UltraShort Japan ProFund

Investment Objective: The UltraShort Japan ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Nikkei 225 Stock Average for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(90)%
Swap Agreements	(111)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average – Composition

% of Index
Information Technology	22%
Consumer Discretionary	20%
Industrials	19%
Health Care	12%
Communication Services	10%
Materials	6%
Consumer Staples	6%
Financials	3%
Real Estate	2%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 23

UltraShort Latin America ProFund

Investment Objective: The UltraShort Latin America ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the S&P/BNY Mellon Latin America 35 ADR Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P/BNY Mellon Latin America 35 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Materials	34%
Financials	17%
Energy	16%
Consumer Staples	13%
Communication Services	11%
Industrials	5%
Utilities	4%

Country Composition
Brazil	66%
Mexico	21%
Chile	8%
Other	5%

UltraShort Mid-Cap ProFund

Investment Objective: the UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the S&P MidCap 400® Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400® – Composition

% of Index
Industrials	19%
Consumer Discretionary	15%
Financials	14%
Information Technology	14%
Real Estate	11%
Health Care	9%
Materials	7%
Utilities	4%
Consumer Staples	3%
Energy	2%
Communication Services	2%

UltraShort Nasdaq-100 ProFund

Investment Objective: The UltraShort Nasdaq-100 ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Nasdaq-100® Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index – Composition

% of Index
Information Technology	51%
Communication Services	19%
Consumer Discretionary	16%
Health Care	5%
Consumer Staples	5%
Industrials	3%
Utilities	1%

24 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraShort Small-Cap ProFund

Investment Objective: The UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Russell 2000® Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(13)%
Swap Agreements	(187)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000® Index – Composition

% of Index
Financials	17%
Health Care	17%
Industrials	15%
Information Technology	14%
Consumer Discretionary	11%
Real Estate	8%
Energy	5%
Materials	4%
Consumer Staples	3%
Communication Services	3%
Utilities	3%

UltraSmall-Cap ProFund

Investment Objective: The UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the return of the Russell 2000® Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Futures Contracts	3%
Swap Agreements	115%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Ovintiv, Inc.	0.3%
BJ’s Wholesale Club Holdings, Inc.	0.3%
AMC Entertainment Holdings, Inc.	0.3%
Synaptics, Inc.	0.2%
EastGroup Properties, Inc.	0.2%

Russell 2000® Index – Composition

% of Index
Financials	17%
Health Care	17%
Industrials	15%
Information Technology	14%
Consumer Discretionary	11%
Real Estate	8%
Energy	5%
Materials	4%
Consumer Staples	3%
Communication Services	3%
Utilities	3%

U.S. Government Plus ProFund

Investment Objective: The U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	124%
Total Exposure	124%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 25

Utilities UltraSector ProFund

Investment Objective: The Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the return of the Dow Jones U.S. UtilitiesSM Index (the “Index”) for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	74%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	10.7%
Duke Energy Corp.	5.7%
The Southern Co.	5.1%
Dominion Energy, Inc.	4.6%
Exelon Corp.	4.0%

Dow Jones U.S. UtilitiesSM Index – Composition

% of Index
Electric Utilities	60%
Multi-Utilities	29%
Gas Utilities	4%
Water Utilities	4%
Independent Power and Renewable Electricity Producers	3%

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Expense Examples

28 :: Expense Examples (unaudited)

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and services (12b-1) fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended January 31, 2022.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purpose

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended January 31, 2022.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/21	Ending Account Value 1/31/22	Expenses Paid During Period*	Ending Account Value 1/31/22	Expenses Paid During Period*
Access Flex Bear High Yield ProFund – Investor	1.78%	$1,000.00	$1,015.40	$9.04	$1,016.23	$9.05
Access Flex Bear High Yield ProFund – Service	2.78%	1,000.00	1,008.90	14.08	1,011.19	14.09
Access Flex High Yield ProFund – Investor	1.78%	1,000.00	967.60	8.83	1,016.23	9.05
Access Flex High Yield ProFund – Service	2.78%	1,000.00	962.30	13.75	1,011.19	14.09
Banks UltraSector ProFund – Investor	1.62%	1,000.00	1,133.80	8.71	1,017.04	8.24
Banks UltraSector ProFund – Service	2.62%	1,000.00	1,127.90	14.05	1,012.00	13.29
Basic Materials UltraSector ProFund – Investor	1.83%	1,000.00	990.90	9.18	1,015.98	9.30
Basic Materials UltraSector ProFund – Service	2.83%	1,000.00	986.10	14.17	1,010.94	14.34
Bear ProFund – Investor	1.66%	1,000.00	951.90	8.17	1,016.84	8.44
Bear ProFund – Service	2.66%	1,000.00	947.10	13.05	1,011.80	13.49
Biotechnology UltraSector ProFund – Investor	1.45%	1,000.00	834.40	6.70	1,017.90	7.38
Biotechnology UltraSector ProFund – Service	2.45%	1,000.00	830.00	11.30	1,012.85	12.43
Bitcoin Strategy ProFund – Investor	1.16%	1,000.00	927.50	5.64	1,019.36	5.90
Bull ProFund – Investor	1.42%	1,000.00	1,025.90	7.25	1,018.05	7.22
Bull ProFund – Service	2.42%	1,000.00	1,020.20	12.32	1,013.01	12.28
Communication Services UltraSector ProFund – Investor	1.78%	1,000.00	841.40	8.26	1,016.23	9.05
Communication Services UltraSector ProFund – Service	2.78%	1,000.00	837.20	12.87	1,011.19	14.09

Expense Examples (unaudited) :: 29

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/21	Ending Account Value 1/31/22	Expenses Paid During Period*	Ending Account Value 1/31/22	Expenses Paid During Period*
Consumer Goods UltraSector ProFund – Investor	1.76%	$1,000.00	$1,085.30	$9.25	$1,016.33	$8.94
Consumer Goods UltraSector ProFund – Service	2.76%	1,000.00	1,080.00	14.47	1,011.29	13.99
Consumer Services UltraSector ProFund – Investor	1.50%	1,000.00	887.80	7.14	1,017.64	7.63
Consumer Services UltraSector ProFund – Service	2.50%	1,000.00	883.30	11.87	1,012.60	12.68
Europe 30 ProFund – Investor	1.78%	1,000.00	1,035.00	9.13	1,016.23	9.05
Europe 30 ProFund – Service	2.78%	1,000.00	1,030.70	14.23	1,011.19	14.09
Falling U.S. Dollar ProFund – Investor	1.78%	1,000.00	942.70	8.72	1,016.23	9.05
Falling U.S. Dollar ProFund – Service	2.78%	1,000.00	936.90	13.57	1,011.19	14.09
Financials UltraSector ProFund – Investor	1.69%	1,000.00	1,063.20	8.79	1,016.69	8.59
Financials UltraSector ProFund – Service	2.69%	1,000.00	1,058.40	13.96	1,011.64	13.64
Health Care UltraSector ProFund – Investor	1.54%	1,000.00	951.20	7.57	1,017.44	7.83
Health Care UltraSector ProFund – Service	2.54%	1,000.00	946.40	12.46	1,012.40	12.88
Industrials UltraSector ProFund – Investor	1.74%	1,000.00	907.60	8.37	1,016.43	8.84
Industrials UltraSector ProFund – Service	2.74%	1,000.00	902.90	13.14	1,011.39	13.89
Internet UltraSector ProFund – Investor	1.43%	1,000.00	731.70	6.24	1,018.00	7.27
Internet UltraSector ProFund – Service	2.43%	1,000.00	728.00	10.58	1,012.96	12.33
Large-Cap Growth ProFund – Investor	1.44%	1,000.00	1,011.40	7.30	1,017.95	7.32
Large-Cap Growth ProFund – Service	2.43%	1,000.00	1,006.40	12.29	1,012.96	12.33
Large-Cap Value ProFund – Investor	1.83%	1,000.00	1,038.70	9.40	1,015.98	9.30
Large-Cap Value ProFund – Service	2.83%	1,000.00	1,033.60	14.51	1,010.94	14.34
Mid-Cap Growth ProFund – Investor	2.10%	1,000.00	929.70	10.21	1,014.62	10.66
Mid-Cap Growth ProFund – Service	3.10%	1,000.00	925.00	15.04	1,009.58	15.70
Mid-Cap ProFund – Investor	1.85%	1,000.00	970.70	9.19	1,015.88	9.40
Mid-Cap ProFund – Service	2.85%	1,000.00	965.80	14.12	1,010.84	14.44
Mid-Cap Value ProFund – Investor	1.78%	1,000.00	1,013.30	9.03	1,016.23	9.05
Mid-Cap Value ProFund – Service	2.78%	1,000.00	1,008.20	14.07	1,011.19	14.09
Nasdaq-100 ProFund – Investor	1.41%	1,000.00	989.60	7.07	1,018.10	7.17
Nasdaq-100 ProFund – Service	2.41%	1,000.00	984.60	12.06	1,013.06	12.23
Oil & Gas UltraSector ProFund – Investor	1.53%	1,000.00	1,542.50	9.80	1,017.49	7.78
Oil & Gas UltraSector ProFund – Service	2.53%	1,000.00	1,534.50	16.16	1,012.45	12.83
Oil Equipment & Services UltraSector ProFund – Investor	1.65%	1,000.00	1,211.50	9.20	1,016.89	8.39
Oil Equipment & Services UltraSector ProFund – Service	2.65%	1,000.00	1,205.40	14.73	1,011.85	13.44
Pharmaceuticals UltraSector ProFund – Investor	1.78%	1,000.00	989.70	8.93	1,016.23	9.05
Pharmaceuticals UltraSector ProFund – Service	2.78%	1,000.00	984.70	13.91	1,011.19	14.09
Precious Metals UltraSector ProFund – Investor	1.50%	1,000.00	819.70	6.88	1,017.64	7.63

30 :: Expense Examples (unaudited)

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/21	Ending Account Value 1/31/22	Expenses Paid During Period*	Ending Account Value 1/31/22	Expenses Paid During Period*
Precious Metals UltraSector ProFund – Service	2.50%	$1,000.00	$815.40	$11.44	$1,012.60	$12.68
Real Estate UltraSector ProFund – Investor	1.59%	1,000.00	1,006.10	8.04	1,017.19	8.08
Real Estate UltraSector ProFund – Service	2.59%	1,000.00	1,001.10	13.06	1,012.15	13.14
Rising Rates Opportunity ProFund – Investor	1.60%	1,000.00	1,018.60	8.14	1,017.14	8.13
Rising Rates Opportunity ProFund – Service	2.60%	1,000.00	1,013.50	13.20	1,012.10	13.19
Rising Rates Opportunity 10 ProFund – Investor	1.78%	1,000.00	1,029.20	9.10	1,016.23	9.05
Rising Rates Opportunity 10 ProFund – Service	2.78%	1,000.00	1,023.80	14.18	1,011.19	14.09
Rising U.S. Dollar ProFund – Investor	1.78%	1,000.00	1,040.50	9.15	1,016.23	9.05
Rising U.S. Dollar ProFund – Service	2.78%	1,000.00	1,035.30	14.26	1,011.19	14.09
Semiconductor UltraSector ProFund – Investor	1.44%	1,000.00	1,098.80	7.62	1,017.95	7.32
Semiconductor UltraSector ProFund – Service	2.44%	1,000.00	1,093.30	12.87	1,012.91	12.38
Short Nasdaq-100 ProFund – Investor	1.78%	1,000.00	958.70	8.79	1,016.23	9.05
Short Nasdaq-100 ProFund – Service	2.78%	1,000.00	953.50	13.69	1,011.19	14.09
Short Oil & Gas ProFund – Investor	1.78%	1,000.00	703.80	7.64	1,016.23	9.05
Short Oil & Gas ProFund – Service	2.78%	1,000.00	700.00	11.91	1,011.19	14.09
Short Precious Metals ProFund – Investor	1.78%	1,000.00	1,066.10	9.27	1,016.23	9.05
Short Precious Metals ProFund – Service	2.78%	1,000.00	1,059.60	14.43	1,011.19	14.09
Short Real Estate ProFund – Investor	1.78%	1,000.00	967.00	8.83	1,016.23	9.05
Short Real Estate ProFund – Service	2.78%	1,000.00	962.40	13.75	1,011.19	14.09
Short Small-Cap ProFund – Investor	1.78%	1,000.00	1,050.40	9.20	1,016.23	9.05
Short Small-Cap ProFund – Service	2.78%	1,000.00	1,042.50	14.31	1,011.19	14.09
Small-Cap Growth ProFund – Investor	1.88%	1,000.00	937.70	9.18	1,015.73	9.55
Small-Cap Growth ProFund – Service	2.88%	1,000.00	933.00	14.03	1,010.69	14.60
Small-Cap ProFund – Investor	1.78%	1,000.00	906.10	8.55	1,016.23	9.05
Small-Cap ProFund – Service	2.78%	1,000.00	901.40	13.32	1,011.19	14.09
Small-Cap Value ProFund – Investor	1.64%	1,000.00	994.90	8.25	1,016.94	8.34
Small-Cap Value ProFund – Service	2.64%	1,000.00	989.80	13.24	1,011.90	13.39
Technology UltraSector ProFund – Investor	1.43%	1,000.00	1,022.50	7.29	1,018.00	7.27
Technology UltraSector ProFund – Service	2.43%	1,000.00	1,017.20	12.36	1,012.96	12.33
Telecommunications UltraSector ProFund – Investor	1.78%	1,000.00	973.60	8.85	1,016.23	9.05
Telecommunications UltraSector ProFund – Service	2.78%	1,000.00	968.90	13.80	1,011.19	14.09
UltraBear ProFund – Investor	1.78%	1,000.00	900.60	8.53	1,016.23	9.05
UltraBear ProFund – Service	2.78%	1,000.00	895.30	13.28	1,011.19	14.09
UltraBull ProFund – Investor	1.41%	1,000.00	1,047.00	7.27	1,018.10	7.17
UltraBull ProFund – Service	2.41%	1,000.00	1,041.60	12.40	1,013.06	12.23
UltraChina ProFund – Investor	1.67%	1,000.00	543.20	6.50	1,016.79	8.49
UltraChina ProFund – Service	2.67%	1,000.00	541.00	10.37	1,011.75	13.54
UltraDow 30 ProFund – Investor	1.47%	1,000.00	1,009.40	7.45	1,017.80	7.48
UltraDow 30 ProFund – Service	2.47%	1,000.00	1,004.30	12.48	1,012.75	12.53
UltraEmerging Markets ProFund – Investor	1.88%	1,000.00	787.50	8.47	1,015.73	9.55

Expense Examples (unaudited) :: 31

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/21	Ending Account Value 1/31/22	Expenses Paid During Period*	Ending Account Value 1/31/22	Expenses Paid During Period*
UltraEmerging Markets ProFund – Service	2.88%	$1,000.00	$783.50	$12.95	$1,010.69	$14.60
UltraInternational ProFund – Investor	1.78%	1,000.00	921.90	8.62	1,016.23	9.05
UltraInternational ProFund – Service	2.78%	1,000.00	916.90	13.43	1,011.19	14.09
UltraJapan ProFund – Investor	1.77%	1,000.00	971.70	8.80	1,016.28	9.00
UltraJapan ProFund – Service	2.77%	1,000.00	966.90	13.73	1,011.24	14.04
UltraLatin America ProFund – Investor	1.66%	1,000.00	886.70	7.89	1,016.84	8.44
UltraLatin America ProFund – Service	2.66%	1,000.00	881.80	12.62	1,011.80	13.49
UltraMid-Cap ProFund – Investor	1.44%	1,000.00	937.40	7.03	1,017.95	7.32
UltraMid-Cap ProFund – Service	2.44%	1,000.00	932.70	11.89	1,012.91	12.38
UltraNasdaq-100 ProFund – Investor	1.42%	1,000.00	969.70	7.05	1,018.05	7.22
UltraNasdaq-100 ProFund – Service	2.42%	1,000.00	964.80	11.98	1,013.01	12.28
UltraShort China ProFund – Investor	1.78%	1,000.00	1,236.50	10.03	1,016.23	9.05
UltraShort China ProFund – Service	2.78%	1,000.00	1,230.70	15.63	1,011.19	14.09
UltraShort Dow 30 ProFund – Investor	1.78%	1,000.00	941.80	8.71	1,016.23	9.05
UltraShort Dow 30 ProFund – Service	2.78%	1,000.00	937.80	13.58	1,011.19	14.09
UltraShort Emerging Markets ProFund – Investor	1.78%	1,000.00	1,091.80	9.39	1,016.23	9.05
UltraShort Emerging Markets ProFund – Service	2.78%	1,000.00	1,086.00	14.62	1,011.19	14.09
UltraShort International ProFund – Investor	1.78%	1,000.00	1,020.10	9.06	1,016.23	9.05
UltraShort International ProFund – Service	2.78%	1,000.00	1,015.00	14.12	1,011.19	14.09
UltraShort Japan ProFund – Investor	1.78%	1,000.00	947.30	8.74	1,016.23	9.05
UltraShort Japan ProFund – Service	2.78%	1,000.00	941.80	13.61	1,011.19	14.09
UltraShort Latin America ProFund – Investor	1.78%	1,000.00	981.50	8.89	1,016.23	9.05
UltraShort Latin America ProFund – Service	2.78%	1,000.00	975.60	13.84	1,011.19	14.09
UltraShort Mid-Cap ProFund – Investor	1.78%	1,000.00	985.10	8.91	1,016.23	9.05
UltraShort Mid-Cap ProFund – Service	2.78%	1,000.00	981.00	13.88	1,011.19	14.09
UltraShort Nasdaq-100 ProFund – Investor	2.02%	1,000.00	926.10	9.81	1,015.02	10.26
UltraShort Nasdaq-100 ProFund – Service	3.02%	1,000.00	920.50	14.62	1,009.98	15.30
UltraShort Small-Cap ProFund – Investor	1.78%	1,000.00	1,099.00	9.42	1,016.23	9.05
UltraShort Small-Cap ProFund – Service	2.78%	1,000.00	1,092.40	14.66	1,011.19	14.09
UltraSmall-Cap ProFund – Investor	1.50%	1,000.00	811.30	6.85	1,017.64	7.63
UltraSmall-Cap ProFund – Service	2.50%	1,000.00	807.30	11.39	1,012.60	12.68
U.S. Government Plus ProFund – Investor	1.33%	1,000.00	943.50	6.52	1,018.50	6.77
U.S. Government Plus ProFund – Service	2.33%	1,000.00	938.80	11.39	1,013.46	11.82
Utilities UltraSector ProFund – Investor	1.81%	1,000.00	1,086.80	9.52	1,016.08	9.20
Utilities UltraSector ProFund – Service	2.81%	1,000.00	1,081.40	14.74	1,011.04	14.24

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Schedules of Portfolio Investments

34 :: Access Flex Bear High Yield ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Repurchase Agreements(a) (53.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $457,000	$457,000	$457,000
TOTAL REPURCHASE AGREEMENTS (Cost $457,000)		457,000
TOTAL INVESTMENT SECURITIES (Cost $457,000)—53.9%		457,000
Net other assets (liabilities)—46.1%		390,287
NET ASSETS—100.0%		$847,287

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	6	4/01/22	$(715,406)	$7,005

Centrally Cleared Swap Agreements

Credit Default Swap Agreements—Buy Protection(1)

Underlying Instrument	Payment Frequency	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at January 31, 2022(2)	Notional Amount(3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement; Series 37	Daily	5.00%	12/20/26	3.40%	$770,000	$(53,134)	$(67,245)	$14,111	$(2,068)

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(3)	The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Access Flex High Yield ProFund :: 35

U.S. Treasury Obligation (62.0%)

	Principal Amount	Value
U.S. Treasury Note, 1.25%, 12/31/26	$4,900,000	$4,817,695
TOTAL U.S. TREASURY OBLIGATION (Cost $4,868,910)		4,817,695

Repurchase Agreements(a) (26.8%)
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $2,083,000	2,083,000	2,083,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,083,000)		2,083,000
TOTAL INVESTMENT SECURITIES (Cost $6,951,910)—88.8%		6,900,695
Net other assets (liabilities)—11.2%		869,963
NET ASSETS—100.0%		$7,770,658

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	4	4/01/22	$476,938	$(1,600)

Centrally Cleared Swap Agreements

Credit Default Swap Agreements—Sell Protection(1)

Underlying Instrument	Payment Frequency	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at January 31, 2022(2)	Notional Amount(3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement; Series 37	Daily	5.00%	12/20/26	3.38%	$6,520,000	$449,753	$618,060	$(168,307)	$15,686

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(3)	The notional amount represents the maximum potential amount the Fund may pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See accompanying notes to the financial statements.

36 :: Banks UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks (78.3%)

	Shares	Value
Bank of America Corp. (Banks)	70,087	$3,233,814
Bank OZK (Banks)	1,176	55,096
BOK Financial Corp. (Banks)	292	29,945
Citigroup, Inc. (Banks)	19,302	1,256,946
Citizens Financial Group, Inc. (Banks)	4,145	213,343
Comerica, Inc. (Banks)	1,277	118,480
Commerce Bancshares, Inc. (Banks)	1,080	74,423
Cullen/Frost Bankers, Inc. (Banks)	553	77,979
East West Bancorp, Inc. (Banks)	1,379	119,063
F.N.B. Corp. (Banks)	3,295	42,571
Fifth Third Bancorp (Banks)	6,649	296,745
First Citizens BancShares, Inc.—Class A (Banks)	130	101,280
First Financial Bankshares, Inc. (Banks)	1,248	58,644
First Horizon Corp. (Banks)	5,257	89,955
First Republic Bank (Banks)	1,743	302,567
Glacier Bancorp, Inc. (Banks)	1,055	54,786
Home BancShares, Inc. (Banks)	1,464	34,492
Huntington Bancshares, Inc. (Banks)	14,068	211,864
JPMorgan Chase & Co. (Banks)	28,767	4,274,775
KeyCorp (Banks)	9,056	226,943
M&T Bank Corp. (Banks)	1,253	212,233
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	4,520	52,703
People’s United Financial, Inc. (Banks)	4,160	80,621
Pinnacle Financial Partners, Inc. (Banks)	741	71,662
Popular, Inc. (Banks)	777	69,285
Prosperity Bancshares, Inc. (Banks)	897	65,705
Regions Financial Corp. (Banks)	9,274	212,746
Signature Bank (Banks)	590	179,732
SVB Financial Group* (Banks)	571	333,407
Synovus Financial Corp. (Banks)	1,415	70,410
TFS Financial Corp. (Thrifts & Mortgage Finance)	461	8,012
The PNC Financial Services Group, Inc. (Banks)	4,112	847,031
Truist Financial Corp. (Banks)	12,984	815,655
U.S. Bancorp (Banks)	13,127	763,860
UMB Financial Corp. (Banks)	418	41,152
Umpqua Holdings Corp. (Banks)	2,104	42,669
United Bankshares, Inc. (Banks)	1,325	46,812
Valley National Bancorp (Banks)	3,956	55,068
Webster Financial Corp. (Banks)	1,744	99,077
Wells Fargo & Co. (Banks)	38,790	2,086,902
Western Alliance Bancorp (Banks)	1,015	100,678
Wintrust Financial Corp. (Banks)	555	54,429
Zions Bancorp (Banks)	1,521	103,154
TOTAL COMMON STOCKS (Cost $8,288,071)		17,286,714

Repurchase Agreements(a)(b) (18.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $4,099,000	$4,099,000	$4,099,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,099,000)		4,099,000
TOTAL INVESTMENT SECURITIES (Cost $12,387,071)—96.9%		21,385,714
Net other assets (liabilities)—3.1%		685,477
NET ASSETS—100.0%		$22,071,191

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $1,871,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	2/23/22	0.68%	$8,493,425	$118,822
Dow Jones U.S. Banks Index	UBS AG	2/23/22	0.43%	7,299,596	111,306
				$15,793,021	$230,128

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 37

Banks UltraSector ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Banks	$17,225,999	78.0%
Thrifts & Mortgage Finance	60,715	0.3%
Other**	4,784,477	21.7%
Total	$22,071,191	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

38 :: Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks (83.4%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	1,434	$404,560
Albemarle Corp. (Chemicals)	758	167,321
Alcoa Corp. (Metals & Mining)	1,213	68,789
Ashland Global Holdings, Inc. (Chemicals)	366	35,151
Axalta Coating Systems, Ltd.* (Chemicals)	1,392	41,217
Celanese Corp. (Chemicals)	706	109,931
CF Industries Holdings, Inc. (Chemicals)	1,390	95,729
Cleveland-Cliffs, Inc.* (Metals & Mining)	2,950	50,563
Commercial Metals Co. (Metals & Mining)	782	26,150
Corteva, Inc. (Chemicals)	4,723	227,082
Dow, Inc. (Chemicals)	4,793	286,286
DuPont de Nemours, Inc. (Chemicals)	3,358	257,223
Eastman Chemical Co. (Chemicals)	871	103,588
Ecolab, Inc. (Chemicals)	1,615	305,962
Element Solutions, Inc. (Chemicals)	1,412	31,685
FMC Corp. (Chemicals)	822	90,724
Freeport-McMoRan, Inc. (Metals & Mining)	9,516	354,186
Huntsman Corp. (Chemicals)	1,342	48,084
Ingevity Corp.* (Chemicals)	255	16,807
International Flavors & Fragrances, Inc. (Chemicals)	1,649	217,536
Linde PLC (Chemicals)	3,321	1,058,337
LyondellBasell Industries N.V.— Class A (Chemicals)	1,703	164,731
MP Materials Corp.* (Metals & Mining)	484	19,331
NewMarket Corp. (Chemicals)	44	14,875
Newmont Corp. (Metals & Mining)	5,167	316,065
Nucor Corp. (Metals & Mining)	1,852	187,793
Olin Corp. (Chemicals)	929	47,072
PPG Industries, Inc. (Chemicals)	1,539	240,392
Reliance Steel & Aluminum Co. (Metals & Mining)	406	62,069
Royal Gold, Inc. (Metals & Mining)	425	43,159
RPM International, Inc. (Chemicals)	840	74,432
Steel Dynamics, Inc. (Metals & Mining)	1,222	67,845
Sylvamo Corp.* (Paper & Forest Products)	229	6,822
The Chemours Co. (Chemicals)	1,057	34,574
The Mosaic Co. (Chemicals)	2,401	95,920
The Scotts Miracle-Gro Co.— Class A (Chemicals)	264	39,917
United States Steel Corp. (Metals & Mining)	1,751	36,281
Valvoline, Inc. (Chemicals)	1,172	38,606
Westlake Chemical Corp. (Chemicals)	215	21,210
TOTAL COMMON STOCKS (Cost $2,852,861)		5,508,005

Repurchase Agreements(a)(b) (19.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $1,268,000	$1,268,000	$1,268,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,268,000)		1,268,000
TOTAL INVESTMENT SECURITIES (Cost $4,120,861)—102.6%		6,776,005
Net other assets (liabilities)—(2.6)%		(171,507)
NET ASSETS—100.0%		$6,604,498

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $722,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	2/23/22	0.68%	$2,326,063	$2,598
Dow Jones U.S. Basic Materials Index	UBS AG	2/23/22	0.43%	2,087,520	2,450
				$4,413,583	$5,048

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Basic Materials UltraSector ProFund :: 39

Basic Materials UltraSector ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Chemicals	$4,268,952	64.6%
Metals & Mining	1,232,231	18.7%
Paper & Forest Products	6,822	0.1%
Other**	1,096,493	16.6%
Total	$6,604,498	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

40 :: Bear ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Repurchase Agreements(a)(b) (109.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $10,764,000	$10,764,000	$10,764,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,764,000)		10,764,000
TOTAL INVESTMENT SECURITIES (Cost $10,764,000)—109.5%		10,764,000
Net other assets (liabilities)—(9.5)%		(933,338)
NET ASSETS—100.0%		$9,830,662

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $1,924,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/28/22	(0.43)%	$(3,016,387)	$(166,508)
S&P 500	UBS AG	2/28/22	(0.23)%	(6,809,449)	(285,817)
				$(9,825,836)	$(452,325)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 41

Common Stocks (79.4%)

	Shares	Value
10X Genomics, Inc.*—Class A (Life Sciences Tools & Services)	7,085	$682,073
AbbVie, Inc. (Biotechnology)	136,776	18,723,266
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	9,077	204,142
Agilent Technologies, Inc. (Life Sciences Tools & Services)	23,422	3,263,153
Agios Pharmaceuticals, Inc.* (Biotechnology)	4,200	129,738
Alkermes PLC* (Biotechnology)	12,508	318,954
Allogene Therapeutics, Inc.* (Biotechnology)	5,729	65,597
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	9,255	1,273,488
Amgen, Inc. (Biotechnology)	43,578	9,898,307
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	8,068	425,668
Avantor, Inc.* (Life Sciences Tools & Services)	47,151	1,760,147
Beam Therapeutics, Inc.* (Biotechnology)	3,478	240,712
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	3,231	31,373
Biogen, Inc.* (Biotechnology)	11,364	2,568,264
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	4,508	598,978
BioMarin Pharmaceutical, Inc.* (Biotechnology)	14,205	1,258,989
Bio-Techne Corp. (Life Sciences Tools & Services)	3,041	1,144,663
Blueprint Medicines Corp.* (Biotechnology)	4,552	350,959
Bridgebio Pharma, Inc.* (Biotechnology)	8,308	82,000
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	3,903	1,287,053
Danaher Corp. (Health Care Equipment & Supplies)	49,203	14,061,725
Denali Therapeutics, Inc.* (Biotechnology)	7,179	245,665
Emergent BioSolutions, Inc.* (Biotechnology)	3,705	173,394
Exact Sciences Corp.* (Biotechnology)	13,331	1,017,955
Exelixis, Inc.* (Biotechnology)	24,476	443,016
Fate Therapeutics, Inc.* (Biotechnology)	6,281	260,724
Gilead Sciences, Inc. (Biotechnology)	97,047	6,665,188
Halozyme Therapeutics, Inc.* (Biotechnology)	10,890	376,903
Horizon Therapeutics PLC* (Pharmaceuticals)	17,549	1,637,848
Illumina, Inc.* (Life Sciences Tools & Services)	12,092	4,217,931
Incyte Corp.* (Biotechnology)	14,528	1,079,866
Intellia Therapeutics, Inc.* (Biotechnology)	5,355	506,422
Invitae Corp.* (Biotechnology)	16,090	180,852
Ionis Pharmaceuticals, Inc.* (Biotechnology)	10,923	347,351
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	14,779	3,619,377
Maravai LifeSciences Holdings, Inc.*—Class A (Life Sciences Tools & Services)	8,437	243,998
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	2,226	395,026
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	1,779	2,619,898
Mirati Therapeutics, Inc.* (Biotechnology)	3,835	457,516
Moderna, Inc.* (Biotechnology)	27,291	4,621,185
Natera, Inc.* (Biotechnology)	6,806	480,844
Nektar Therapeutics* (Pharmaceuticals)	14,272	158,705
Neurocrine Biosciences, Inc.* (Biotechnology)	7,342	580,165
Novavax, Inc.* (Biotechnology)	5,851	548,239
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	17,057	190,697
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	8,180	4,978,266
Repligen Corp.* (Biotechnology)	3,978	788,997
Sarepta Therapeutics, Inc.* (Biotechnology)	6,738	482,239
Seagen, Inc.* (Biotechnology)	10,327	1,389,085
Sotera Health Co.* (Life Sciences Tools & Services)	7,656	164,681
Syneos Health, Inc.* (Life Sciences Tools & Services)	8,024	726,653
Twist Bioscience Corp.* (Biotechnology)	3,813	226,568
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	5,272	368,671
United Therapeutics Corp.* (Biotechnology)	3,484	703,315
Vertex Pharmaceuticals, Inc.* (Biotechnology)	19,670	4,780,794
Vir Biotechnology, Inc.* (Biotechnology)	5,666	194,514
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	5,732	2,253,937
TOTAL COMMON STOCKS (Cost $51,978,559)		106,495,734

Repurchase Agreements(a)(b) (19.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $25,647,000	$25,647,000	$25,647,000
TOTAL REPURCHASE AGREEMENTS (Cost $25,647,000)		25,647,000
TOTAL INVESTMENT SECURITIES (Cost $77,625,559)—98.5%		132,142,734
Net other assets (liabilities)—1.5%		1,962,637
NET ASSETS—100.0%		$134,105,371

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $16,622,000.

See accompanying notes to the financial statements.

42 :: Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	2/23/22	0.68%	$45,310,059	$914,022
Dow Jones U.S. Biotechnology Index	UBS AG	2/23/22	0.58%	49,312,482	972,666
				$94,622,541	$1,886,688

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Biotechnology	$68,036,796	50.7%
Health Care Equipment & Supplies	16,315,662	12.2%
Life Sciences Tools & Services	20,346,723	15.2%
Pharmaceuticals	1,796,553	1.3%
Other**	27,609,637	20.6%
Total	$134,105,371	100.0%

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Consolidated Schedule of Portfolio Investments :: Bitcoin Strategy ProFund :: 43

U.S. Treasury Obligation (96.9%)

	Principal Amount	Value
U.S. Treasury Bill, 0.26%+, 5/19/22^	$26,000,000	$25,979,761
TOTAL U.S. TREASURY OBLIGATION (Cost $25,995,931)		25,979,761
TOTAL INVESTMENT SECURITIES (Cost $25,995,931)—96.9%		25,979,761
Reverse Repurchase Agreements including accrued interest—(74.5)%		(19,985,044)
Net other assets (liabilities)—77.6%		20,807,568
NET ASSETS—100.0%		$26,802,285

+	Reflects the effective yield or interest rate in effect at January 31, 2022.

^	$19,985,044 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Bitcoin Futures Contracts	104	2/28/22	$20,012,200	$(945,086)
CME Bitcoin Futures Contracts	35	3/28/22	6,750,625	499,099
CME Micro Bitcoin Futures Contracts	8	2/28/22	30,860	2,397
			$26,793,685	$(443,590)

See accompanying notes to the financial statements.

44 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks (77.6%)

	Percentage of Net Assets	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	0.5%	1,785	$227,517
AbbVie, Inc. (Biotechnology)	0.5%	1,784	244,212
Accenture PLC—Class A (IT Services)	0.5%	637	225,230
Adobe, Inc.* (Software)*	0.5%	480	256,464
Alphabet, Inc.—Class C* (Interactive Media & Services)*	1.5%	282	765,340
Alphabet, Inc.—Class A* (Interactive Media & Services)*	1.7%	304	822,645
Amazon.com, Inc.* (Internet & Direct Marketing Retail)*	2.6%	440	1,316,247
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5.5%	15,729	2,749,115
AT&T, Inc. (Diversified Telecommunication Services)	0.4%	7,207	183,779
Bank of America Corp. (Banks)	0.7%	7,269	335,392
Berkshire Hathaway, Inc.—Class B* (Diversified Financial Services)*	1.2%	1,848	578,461
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	415	243,139
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.5%	1,946	255,568
Cisco Systems, Inc. (Communications Equipment)	0.5%	4,257	236,987
Comcast Corp.—Class A (Media)	0.5%	4,602	230,054
Costco Wholesale Corp. (Food & Staples Retailing)	0.5%	446	225,288
Danaher Corp. (Health Care Equipment & Supplies)	0.4%	642	183,477
Eli Lilly & Co. (Pharmaceuticals)	0.4%	801	196,557
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.7%	4,272	324,501
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.4%	4,105	200,405
Johnson & Johnson (Pharmaceuticals)	0.9%	2,657	457,774
JPMorgan Chase & Co. (Banks)	0.9%	2,982	443,125
Linde PLC (Chemicals)	0.3%	517	164,759
Lowe’s Cos., Inc. (Specialty Retail)	0.3%	699	165,908
Mastercard, Inc.—Class A (IT Services)	0.7%	876	338,469
McDonald’s Corp. (Hotels, Restaurants & Leisure)	0.4%	754	195,625
Merck & Co., Inc. (Pharmaceuticals)	0.4%	2,549	207,693
Meta Platforms, Inc.—Class A* (Interactive Media & Services)*	1.5%	2,389	748,378
Microsoft Corp. (Software)	4.7%	7,577	2,356,295
Netflix, Inc.* (Entertainment)*	0.4%	447	190,932
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	0.4%	1,290	191,010
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1.2%	2,523	617,781
PayPal Holdings, Inc.* (IT Services)*	0.4%	1,186	203,921
PepsiCo, Inc. (Beverages)	0.5%	1,395	242,060
Pfizer, Inc. (Pharmaceuticals)	0.6%	5,665	298,489
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	1,130	198,609
Salesforce.com, Inc.* (Software)*	0.5%	988	229,838
Tesla, Inc.* (Automobiles)*	1.5%	821	769,047
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	932	167,285
The Coca-Cola Co. (Beverages)	0.5%	3,923	239,342
The Home Depot, Inc. (Specialty Retail)	0.8%	1,065	390,833
The Procter & Gamble Co. (Household Products)	0.8%	2,442	391,818
The Walt Disney Co.* (Entertainment)*	0.5%	1,834	262,207
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.5%	398	231,356
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.9%	951	449,415
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.4%	4,178	222,394
Visa, Inc.—Class A (IT Services)	0.8%	1,693	382,906
Walmart, Inc. (Food & Staples Retailing)	0.4%	1,435	200,627
Wells Fargo & Co. (Banks)	0.4%	4,023	216,437
Other Common Stocks(a)	35.3%	178,660	17,610,969
TOTAL COMMON STOCKS (Cost $6,930,176)			38,585,680

Repurchase Agreements(b)(c) (18.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $9,060,000	$9,060,000	$9,060,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,060,000)		9,060,000

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 45

Collateral for Securities Loaned(d)(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(e)	11,492	$11,492
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $11,492)		11,492
TOTAL INVESTMENT SECURITIES (Cost $16,001,668)—95.8%		47,657,172
Net other assets (liabilities)—4.2%		2,082,614
NET ASSETS—100.0%		$49,739,786

*	Non-income producing security.

(a)	All or part of this security was on loan as of January 31, 2022. The total value of securities on loan as of January 31, 2022 was $11,543.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $2,341,000.

(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2022.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/28/22	0.68%	$3,504,067	$106,098
S&P 500	UBS AG	2/28/22	0.58%	7,283,582	305,448
				$10,787,649	$411,546

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

46 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Bull ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$558,389	1.1%
Air Freight & Logistics	242,839	0.5%
Airlines	84,052	0.2%
Auto Components	47,898	0.1%
Automobiles	926,778	1.9%
Banks	1,635,572	3.3%
Beverages	575,199	1.2%
Biotechnology	695,764	1.4%
Building Products	185,112	0.4%
Capital Markets	1,152,568	2.3%
Chemicals	665,360	1.3%
Commercial Services & Supplies	154,976	0.3%
Communications Equipment	328,597	0.7%
Construction & Engineering	14,792	NM
Construction Materials	50,016	0.1%
Consumer Finance	234,692	0.5%
Containers & Packaging	123,518	0.2%
Distributors	53,110	0.1%
Diversified Financial Services	578,461	1.2%
Diversified Telecommunication Services	417,668	0.8%
Electric Utilities	622,846	1.2%
Electrical Equipment	202,913	0.4%
Electronic Equipment, Instruments & Components	256,121	0.5%
Energy Equipment & Services	107,283	0.2%
Entertainment	586,889	1.2%
Equity Real Estate Investment Trusts	997,596	2.0%
Food & Staples Retailing	532,167	1.1%
Food Products	366,052	0.7%
Gas Utilities	14,367	NM
Health Care Equipment & Supplies	1,297,311	2.6%
Health Care Providers & Services	1,076,350	2.2%
Health Care Technology	27,086	NM
Hotels, Restaurants & Leisure	746,098	1.5%
Household Durables	134,565	0.3%
Household Products	554,851	1.1%
Independent Power and Renewable Electricity Producers	14,927	NM
Industrial Conglomerates	389,760	0.8%
Insurance	748,265	1.5%
Interactive Media & Services	2,398,866	4.8%
Internet & Direct Marketing Retail	1,374,317	2.8%
IT Services	1,773,606	3.6%
Leisure Products	12,115	NM
Life Sciences Tools & Services	497,021	1.0%
Machinery	602,479	1.2%
Media	406,271	0.8%
Metals & Mining	133,605	0.3%
Multiline Retail	187,452	0.4%
Multi-Utilities	301,078	0.6%
Oil, Gas & Consumable Fuels	1,187,165	2.4%
Personal Products	72,959	0.1%
Pharmaceuticals	1,445,809	2.9%
Professional Services	157,924	0.3%
Real Estate Management & Development	34,253	0.1%
Road & Rail	346,988	0.7%
Semiconductors & Semiconductor Equipment	2,272,831	4.6%
Software	3,554,571	7.1%
Specialty Retail	884,411	1.8%
Technology Hardware, Storage & Peripherals	2,871,417	5.8%
Textiles, Apparel & Luxury Goods	242,334	0.5%
Tobacco	255,909	0.5%
Trading Companies & Distributors	78,028	0.2%
Water Utilities	29,426	0.1%
Wireless Telecommunication Services	64,037	0.1%
Other**	11,154,106	22.4%
Total	$49,739,786	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Communication Services UltraSector ProFund :: 47

Common Stocks (81.6%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	3,932	$310,668
Alphabet, Inc.*—Class A (Interactive Media & Services)	267	722,521
Alphabet, Inc.*—Class C (Interactive Media & Services)	247	670,351
AT&T, Inc. (Diversified Telecommunication Services)	13,056	332,927
Charter Communications, Inc.*—Class A (Media)	488	289,550
Comcast Corp.—Class A (Media)	6,158	307,838
Discovery, Inc.*(a) (Media)	854	23,835
Discovery, Inc.*(a)—Class C (Media)	1,533	41,928
DISH Network Corp.*—Class A (Media)	1,260	39,564
Electronic Arts, Inc. (Entertainment)	1,427	189,306
Fox Corp.—Class A (Media)	1,617	65,666
Fox Corp.—Class B (Media)	742	27,588
Live Nation Entertainment, Inc.* (Entertainment)	682	74,686
Lumen Technologies, Inc. (Diversified Telecommunication Services)	4,652	57,499
Match Group, Inc.* (Interactive Media & Services)	1,429	161,048
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	4,622	1,447,888
Netflix, Inc.* (Entertainment)	488	208,444
News Corp.—Class A (Media)	1,984	44,124
News Corp.—Class B (Media)	613	13,633
Omnicom Group, Inc. (Media)	1,073	80,861
Take-Two Interactive Software, Inc.* (Entertainment)	581	94,901
The Interpublic Group of Cos., Inc. (Media)	1,989	70,689
The Walt Disney Co.* (Entertainment)	1,952	279,077
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	2,597	280,917
Twitter, Inc.* (Interactive Media & Services)	4,037	151,428
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,942	316,293
ViacomCBS, Inc.—Class B (Media)	3,062	102,424
TOTAL COMMON STOCKS (Cost $4,642,466)		6,405,654

Repurchase Agreements(b)(c) (17.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $1,334,000	$1,334,000	$1,334,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,334,000)		1,334,000

Collateral for Securities Loaned(d) (0.7%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(e)	58,615	$58,615
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $58,615)		58,615
TOTAL INVESTMENT SECURITIES (Cost $6,035,081)—99.3%		7,798,269
Net other assets (liabilities)—0.7%		55,478
NET ASSETS—100.0%		$7,853,747

*	Non-income producing security.

(a)	All or part of this security was on loan as of January 31, 2022. The total value of securities on loan as of January 31, 2022 was $58,874.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $1,008,000.

(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2022.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	2/23/22	0.68%	$2,599,616	$40,638
S&P Communication Services Select Sector Index	UBS AG	2/23/22	0.43%	2,775,887	38,932
				$5,375,503	$79,570

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

48 :: Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Communication Services UltraSector ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Diversified Telecommunication Services	$706,719	9.0%
Entertainment	1,157,081	14.7%
Interactive Media & Services	3,153,235	40.2%
Media	1,107,701	14.1%
Wireless Telecommunication Services	280,918	3.6%
Other**	1,448,093	18.4%
Total	$7,853,747	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Consumer Goods UltraSector ProFund :: 49

Common Stocks (80.0%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	1,757	$138,821
Altria Group, Inc. (Tobacco)	4,143	210,796
Aptiv PLC* (Auto Components)	610	83,313
Archer-Daniels-Midland Co. (Food Products)	1,262	94,649
Autoliv, Inc. (Auto Components)	177	17,530
Beyond Meat, Inc.*(a) (Food Products)	136	8,858
BorgWarner, Inc. (Auto Components)	542	23,767
Brown-Forman Corp.—Class B (Beverages)	414	27,916
Brunswick Corp. (Leisure Products)	174	15,797
Bunge, Ltd. (Food Products)	317	31,339
Callaway Golf Co.* (Leisure Products)	266	6,347
Campbell Soup Co. (Food Products)	458	20,207
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	340	20,424
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	96	8,940
Church & Dwight Co., Inc. (Household Products)	550	56,458
Colgate-Palmolive Co. (Household Products)	1,902	156,820
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	78	7,244
Conagra Brands, Inc. (Food Products)	1,084	37,680
Constellation Brands, Inc.—Class A (Beverages)	370	87,968
Coty, Inc.*—Class A (Personal Products)	759	6,436
Cricut, Inc.*—Class A (Household Durables)	83	1,642
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	132	13,546
D.R. Horton, Inc. (Household Durables)	735	65,576
Darling Ingredients, Inc.* (Food Products)	366	23,340
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	63	20,174
Electronic Arts, Inc. (Entertainment)	637	84,504
Energizer Holdings, Inc. (Household Products)	143	5,378
Flowers Foods, Inc. (Food Products)	450	12,659
Ford Motor Co. (Automobiles)	8,852	179,696
Fox Factory Holding Corp.* (Auto Components)	96	12,775
Freshpet, Inc.* (Food Products)	98	9,117
General Mills, Inc. (Food Products)	1,367	93,886
General Motors Co.* (Automobiles)	3,274	172,638
Gentex Corp. (Auto Components)	534	16,768
Genuine Parts Co. (Distributors)	320	42,634
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	789	12,703
Harley-Davidson, Inc. (Automobiles)	349	12,065
Hasbro, Inc. (Leisure Products)	292	27,004
Helen of Troy, Ltd.* (Household Durables)	54	11,304
Herbalife Nutrition, Ltd.* (Personal Products)	225	9,565
Hormel Foods Corp. (Food Products)	638	30,286
Ingredion, Inc. (Food Products)	151	14,300
Kellogg Co. (Food Products)	578	36,414
Keurig Dr Pepper, Inc. (Beverages)	1,664	63,149
Kimberly-Clark Corp. (Household Products)	760	104,614
Lamb Weston Holding, Inc. (Food Products)	330	21,189
Lancaster Colony Corp. (Food Products)	45	7,145
Lear Corp. (Auto Components)	134	22,421
Leggett & Platt, Inc. (Household Durables)	303	12,075
Lennar Corp.—Class A (Household Durables)	612	58,818
Lennar Corp.—Class B (Household Durables)	36	2,906
Levi Strauss & Co. (Textiles, Apparel & Luxury Goods)	220	4,825
Lucid Group, Inc.*(a) (Automobiles)	1,242	36,502
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	266	88,780
Luminar Technologies, Inc.* (Auto Components)	487	7,130
Mattel, Inc.* (Leisure Products)	792	16,569
McCormick & Co., Inc. (Food Products)	562	56,374
Mohawk Industries, Inc.* (Household Durables)	123	19,418
Molson Coors Beverage Co.—Class B (Beverages)	426	20,303
Mondelez International, Inc.—Class A (Food Products)	3,146	210,875
Monster Beverage Corp.* (Beverages)	847	73,452
National Beverage Corp. (Beverages)	54	2,412
Newell Brands, Inc. (Household Durables)	856	19,868
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	2,880	426,441
NVR, Inc.* (Household Durables)	7	37,291
Peloton Interactive, Inc.*—Class A (Leisure Products)	674	18,420
PepsiCo, Inc. (Beverages)	3,117	540,862
Performance Food Group Co.* (Food & Staples Retailing)	349	14,724
Philip Morris International, Inc. (Tobacco)	3,511	361,106
Pilgrim’s Pride Corp.* (Food Products)	112	3,133
Playtika Holding Corp.* (Entertainment)	233	3,968
Polaris, Inc. (Leisure Products)	128	14,412
Pool Corp. (Distributors)	90	42,862
Post Holdings, Inc.* (Food Products)	131	13,862
PulteGroup, Inc. (Household Durables)	572	30,139
PVH Corp. (Textiles, Apparel & Luxury Goods)	161	15,297
QuantumScape Corp.* (Auto Components)	561	9,363
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	110	12,192
Reynolds Consumer Products, Inc. (Household Products)	125	3,784
Rivian Automotive, Inc.*—Class A (Automobiles)	350	23,009
ROBLOX Corp.*—Class A (Entertainment)	96	6,323
Seaboard Corp. (Food Products)	1	3,820
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	305	12,810
Stanley Black & Decker, Inc. (Machinery)	368	64,271
Take-Two Interactive Software, Inc.* (Entertainment)	260	42,468
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	621	23,567
Tempur Sealy International, Inc. (Household Durables)	436	17,357
Tesla, Inc.* (Automobiles)	1,832	1,716,071
The Boston Beer Co., Inc.*—Class A (Beverages)	21	8,837
The Clorox Co. (Household Products)	276	46,329
The Coca-Cola Co. (Beverages)	8,768	534,936
The Estee Lauder Co., Inc. (Personal Products)	523	163,066
The Hain Celestial Group, Inc.* (Food Products)	211	7,708
The Hershey Co. (Food Products)	328	64,639

See accompanying notes to the financial statements.

50 :: Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
The JM Smucker Co.—Class A (Food Products)	244	$34,302
The Kraft Heinz Co. (Food Products)	1,603	57,387
The Procter & Gamble Co. (Household Products)	5,456	875,415
Thor Industries, Inc. (Automobiles)	125	11,824
Toll Brothers, Inc. (Household Durables)	259	15,273
TopBuild Corp.* (Household Durables)	75	17,449
Tyson Foods, Inc.—Class A (Food Products)	664	60,351
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	427	8,040
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	486	7,771
US Foods Holding Corp.* (Food & Staples Retailing)	505	17,807
VF Corp. (Textiles, Apparel & Luxury Goods)	736	47,995
Whirlpool Corp. (Household Durables)	136	28,586
YETI Holdings, Inc.* (Leisure Products)	199	13,050
Zynga, Inc.* (Entertainment)	2,377	21,559
TOTAL COMMON STOCKS (Cost $5,405,109)		8,317,985

Repurchase Agreements(b)(c) (19.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $2,055,000	$2,055,000	$2,055,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,055,000)		2,055,000

Collateral for Securities Loaned(d) (0.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(e)	39,696	$39,696
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $39,696)		39,696
TOTAL INVESTMENT SECURITIES (Cost $7,499,805)—100.2%		10,412,681
Net other assets (liabilities)—(0.2)%		(18,078)
NET ASSETS—100.0%		$10,394,603

*	Non-income producing security.

(a)	All or part of this security was on loan as of January 31, 2022. The total value of securities on loan as of January 31, 2022 was $42,506.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $1,520,000.

(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2022.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	2/23/22	0.68%	$3,829,191	$(7,426)
Dow Jones U.S. Consumer Goods Index	UBS AG	2/23/22	0.43%	3,456,895	(9,934)
				$7,286,086	$(17,360)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Consumer Goods UltraSector ProFund :: 51

Consumer Goods UltraSector ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Auto Components	$193,067	1.9%
Automobiles	2,151,805	20.7%
Beverages	1,359,835	13.1%
Distributors	85,496	0.8%
Entertainment	297,643	2.9%
Food & Staples Retailing	32,531	0.3%
Food Products	953,520	9.2%
Household Durables	337,702	3.2%
Household Products	1,248,798	12.0%
Leisure Products	111,599	1.1%
Machinery	64,271	0.6%
Personal Products	179,067	1.7%
Textiles, Apparel & Luxury Goods	730,749	7.0%
Tobacco	571,902	5.5%
Other**	2,076,618	20.0%
Total	$10,394,603	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

52 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks (79.4%)

	Shares	Value
Advance Auto Parts, Inc. (Specialty Retail)	455	$105,337
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,500	384,925
Alaska Air Group, Inc.* (Airlines)	904	49,485
Albertsons Cos., Inc.—Class A (Food & Staples Retailing)	706	19,874
Altice USA, Inc.* (Media)	1,627	23,461
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,142	9,399,198
AMC Entertainment Holdings, Inc.*(a) (Entertainment)	3,704	59,486
AMERCO (Road & Rail)	71	43,235
American Airlines Group, Inc.* (Airlines)	4,666	76,849
American Eagle Outfitters, Inc. (Specialty Retail)	1,106	25,250
AmerisourceBergen Corp. (Health Care Providers & Services)	1,078	146,824
Aramark (Hotels, Restaurants & Leisure)	1,838	63,025
AutoNation, Inc.* (Specialty Retail)	288	31,392
AutoZone, Inc.* (Specialty Retail)	151	299,939
Bath & Body Works, Inc. (Specialty Retail)	1,906	106,869
Best Buy Co., Inc. (Specialty Retail)	1,595	158,352
BJ’s Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	984	60,486
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	296	727,014
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	591	35,141
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	435	55,858
Burlington Stores, Inc.* (Specialty Retail)	481	113,963
Cable One, Inc. (Media)	36	55,610
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,541	117,332
Cardinal Health, Inc. (Health Care Providers & Services)	2,030	104,687
CarMax, Inc.* (Specialty Retail)	1,169	129,958
Carnival Corp.*—Class A (Hotels, Restaurants & Leisure)	5,796	114,819
Carvana Co.* (Specialty Retail)	616	99,829
Casey’s General Stores, Inc. (Food & Staples Retailing)	267	50,145
Charter Communications, Inc.*—Class A (Media)	892	529,260
Chegg, Inc.* (Diversified Consumer Services)	1,044	27,635
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	203	301,573
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	236	33,842
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	247	51,944
Comcast Corp.—Class A (Media)	32,866	1,642,972
ContextLogic, Inc.*—Class A (Internet & Direct Marketing Retail)	2,411	6,389
Copart, Inc.* (Commercial Services & Supplies)	1,538	198,786
Costco Wholesale Corp. (Food & Staples Retailing)	3,183	1,607,829
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	170	20,254
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	934	130,639
Delta Air Lines, Inc.* (Airlines)	4,611	183,011
Dick’s Sporting Goods, Inc. (Specialty Retail)	467	53,892
Discovery, Inc.*(a) (Media)	1,218	33,994
Discovery, Inc.*(a)—Class C (Media)	2,188	59,842
DISH Network Corp.*—Class A (Media)	1,798	56,457
Dollar General Corp. (Multiline Retail)	1,681	350,455
Dollar Tree, Inc.* (Multiline Retail)	1,622	212,839
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	263	119,573
DraftKings, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,401	53,038
Endeavor Group Holdings, Inc.*—Class A (Entertainment)	151	4,737
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	1,052	192,821
Five Below, Inc.* (Specialty Retail)	403	66,092
Floor & Decor Holdings, Inc.* (Specialty Retail)	761	82,736
Foot Locker, Inc. (Specialty Retail)	650	29,042
Fox Corp.—Class A (Media)	2,308	93,728
Fox Corp.—Class B (Media)	1,058	39,336
frontdoor, Inc.*—Class A (Diversified Consumer Services)	610	22,143
GameStop Corp.*(a)—Class A (Specialty Retail)	446	48,583
Grand Canyon Education, Inc.* (Diversified Consumer Services)	289	24,184
H&R Block, Inc. (Diversified Consumer Services)	1,264	28,895
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	2,008	291,381
Hyatt Hotels Corp.*—Class A (Hotels, Restaurants & Leisure)	363	33,254
IAA, Inc.* (Commercial Services & Supplies)	971	44,598
IHS Markit, Ltd. (Professional Services)	2,874	335,654
JetBlue Airways Corp.* (Airlines)	2,291	33,517
Joby Aviation, Inc.* (Airlines)	1,916	7,951
Kohl’s Corp. (Multiline Retail)	1,084	64,726
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	2,478	108,536
Liberty Broadband Corp.*—Class A (Media)	169	24,733
Liberty Broadband Corp.*—Class C (Media)	1,019	151,231
Liberty Media Corp-Liberty Formula One*— Class A (Entertainment)	163	8,932
Liberty Media Corp-Liberty Formula One*— Class C (Entertainment)	1,467	88,357
Liberty Media Corp-Liberty SiriusXM*—Class A (Media)	569	26,316
Liberty Media Corp-Liberty SiriusXM*—Class C (Media)	1,152	53,603
Lithia Motors, Inc.—Class A (Specialty Retail)	218	63,684
Live Nation Entertainment, Inc.* (Entertainment)	973	106,553
LiveRamp Holdings, Inc.* (IT Services)	491	21,923
LKQ Corp. (Distributors)	1,933	106,102
Lowe’s Cos., Inc. (Specialty Retail)	4,989	1,184,139
Lyft, Inc.* (Road & Rail)	2,130	82,048
Marriott International, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,972	317,752
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	306	49,688
McDonald’s Corp. (Hotels, Restaurants & Leisure)	5,384	1,396,880

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 53

Common Stocks, continued

	Shares	Value
MGM Resorts International (Hotels, Restaurants & Leisure)	2,804	$119,787
Murphy USA, Inc. (Specialty Retail)	171	33,629
National Vision Holdings, Inc.* (Specialty Retail)	596	24,364
Netflix, Inc.* (Entertainment)	3,192	1,363,431
News Corp.—Class A (Media)	2,831	62,961
News Corp.—Class B (Media)	876	19,482
Nexstar Media Group, Inc.—Class A (Media)	294	48,622
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	2,666	55,533
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	436	20,902
Omnicom Group, Inc. (Media)	1,532	115,452
O’Reilly Automotive, Inc.* (Specialty Retail)	486	316,751
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,197	54,595
Penske Automotive Group, Inc. (Specialty Retail)	220	22,359
Petco Health & Wellness Co., Inc.* (Specialty Retail)	587	11,006
Pinterest, Inc.*—Class A (Interactive Media & Services)	4,055	119,866
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	600	53,184
Qurate Retail, Inc.—Class A (Internet & Direct Marketing Retail)	2,575	18,102
RH* (Specialty Retail)	126	50,755
Roku, Inc.* (Entertainment)	849	139,278
Rollins, Inc. (Commercial Services & Supplies)	1,630	50,286
Ross Stores, Inc. (Specialty Retail)	2,562	250,436
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	1,616	125,741
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	695	40,102
Service Corp. International (Diversified Consumer Services)	1,189	73,385
Sirius XM Holdings, Inc.(a) (Media)	6,629	42,160
Southwest Airlines Co.* (Airlines)	4,265	190,902
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	808	21,929
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,503	836,015
Stitch Fix, Inc.*—Class A (Internet & Direct Marketing Retail)	597	9,809
Sysco Corp. (Food & Staples Retailing)	3,695	288,764
Target Corp. (Multiline Retail)	3,517	775,252
TEGNA, Inc. (Media)	1,593	30,840
Terminix Global Holdings, Inc.* (Diversified Consumer Services)	873	37,661
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	502	42,866
The Gap, Inc. (Specialty Retail)	1,544	27,900
The Home Depot, Inc. (Specialty Retail)	7,604	2,790,516
The Interpublic Group of Cos., Inc. (Media)	2,837	100,827
The Kroger Co. (Food & Staples Retailing)	4,876	212,545
The Madison Square Garden Co.*—Class A (Entertainment)	124	20,593
The New York Times Co.—Class A (Media)	1,204	48,196
The TJX Cos., Inc. (Specialty Retail)	8,666	623,692
The Walt Disney Co.* (Entertainment)	13,094	1,872,049
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,271	29,271
Tractor Supply Co. (Specialty Retail)	820	179,014
TripAdvisor, Inc.* (Interactive Media & Services)	713	19,358
Uber Technologies, Inc.* (Road & Rail)	12,022	449,623
Ulta Beauty, Inc.* (Specialty Retail)	391	142,222
United Airlines Holdings , Inc.* (Airlines)	2,334	100,082
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	291	80,636
ViacomCBS, Inc.—Class A (Media)	64	2,341
ViacomCBS, Inc.—Class B (Media)	4,371	146,210
Victoria’s Secret & Co.* (Specialty Retail)	522	29,143
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	5,177	257,608
Walmart, Inc. (Food & Staples Retailing)	10,248	1,432,773
Warner Music Group Corp.—Class A (Entertainment)	793	33,703
Wayfair, Inc.*—Class A (Internet & Direct Marketing Retail)	561	87,471
Williams-Sonoma, Inc. (Specialty Retail)	537	86,210
World Wrestling Entertainment, Inc.—Class A (Entertainment)	322	16,081
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	672	56,414
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	758	64,771
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	2,113	264,484
ZoomInfo Technologies, Inc.*—Class A (Interactive Media & Services)	2,179	115,182
TOTAL COMMON STOCKS (Cost $11,647,531)		38,321,544

Repurchase Agreements(b)(c) (19.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $9,346,000	$9,346,000	$9,346,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,346,000)		9,346,000

Collateral for Securities Loaned(d) (0.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(e)	215,826	$215,826
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $215,826)		215,826
TOTAL INVESTMENT SECURITIES (Cost $21,209,357)—99.1%		47,883,370
Net other assets (liabilities)—0.9%		432,284
NET ASSETS—100.0%		$48,315,654

See accompanying notes to the financial statements.

54 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

*	Non-income producing security.

(a)	All or part of this security was on loan as of January 31, 2022. The total value of securities on loan as of January 31, 2022 was $218,661.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $6,201,000.

(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2022.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	2/23/22	0.68%	$17,570,948	$366,600
Dow Jones U.S. Consumer Services Index	UBS AG	2/23/22	0.43%	16,533,769	312,327
				$34,104,717	$678,927

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Services UltraSector ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Airlines	$641,797	1.3%
Commercial Services & Supplies	293,670	0.6%
Distributors	106,102	0.2%
Diversified Consumer Services	269,761	0.6%
Entertainment	3,713,200	7.7%
Food & Staples Retailing	3,951,953	8.2%
Health Care Providers & Services	251,511	0.5%
Hotels, Restaurants & Leisure	6,366,830	13.2%
Interactive Media & Services	254,406	0.5%
Internet & Direct Marketing Retail	9,520,970	19.8%
IT Services	21,923	NM
Media	3,407,634	7.1%
Multiline Retail	1,424,173	2.9%
Professional Services	335,654	0.7%
Road & Rail	574,906	1.2%
Specialty Retail	7,187,054	14.9%
Other**	9,994,110	20.6%
Total	$48,315,654	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Europe 30 ProFund :: 55

Common Stocks (100.8%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR (Beverages)	2,052	$129,420
ArcelorMittal SANYS—Class A (Metals & Mining)	2,215	65,698
Argenx SE*ADR (Biotechnology)	184	49,544
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	231	156,433
AstraZeneca PLCADR (Pharmaceuticals)	2,238	130,274
Barclays PLCADR (Banks)	7,854	85,530
BP PLCADR (Oil, Gas & Consumable Fuels)	3,925	121,361
British American Tobacco PLCADR (Tobacco)	2,718	116,792
Diageo PLCADR (Beverages)	582	118,699
Endava PLC*ADR (IT Services)	380	46,216
Equinor ASAADR (Oil, Gas & Consumable Fuels)	3,855	106,205
GlaxoSmithKline PLCADR (Pharmaceuticals)	2,660	119,221
HSBC Holdings PLCADR (Banks)	4,118	146,477
ING Groep N.V.ADR (Banks)	6,158	91,138
Jumia Technologies AG*ADR (Internet & Direct Marketing Retail)	4,516	39,515
Just Eat Takeaway.com NV*ADR(a) (Internet & Direct Marketing Retail)	5,720	56,628
Nokia Corp.*ADR (Communications Equipment)	12,112	71,461
NOVO Nordisk A/SADR (Pharmaceuticals)	1,140	113,852
Oatly Group AB*ADR (Food Products)	7,143	50,787
Orphazyme A/S*ADR (Biotechnology)	18,247	36,129
Rio Tinto PLCADR (Metals & Mining)	1,763	125,878
Ryanair Holdings PLC*ADR (Airlines)	649	72,441
SanofiADR (Pharmaceuticals)	2,412	125,424
SAP SEADR (Software)	1,090	136,479
Shell PLC*ADR (Oil, Gas & Consumable Fuels)	3,446	177,125
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	6,912	85,570
Tenaris S.A.ADR (Energy Equipment & Services)	2,946	71,823
Ternium S.A.ADR (Metals & Mining)	1,397	56,271
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	2,584	146,771
Vodafone Group PLCADR (Wireless Telecommunication Services)	5,080	88,951
TOTAL COMMON STOCKS (Cost $1,903,476)		2,938,113

Collateral for Securities Loaned(b) (1.0%)
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(c)	28,340	28,340
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $28,340)		28,340
TOTAL INVESTMENT SECURITIES (Cost $1,931,816)—101.8%		2,966,453
Net other assets (liabilities)—(1.8)%		(53,089)
NET ASSETS—100.0%		$2,913,364

*	Non-income producing security.

(a)	All or part of this security was on loan as of January 31, 2022. The total value of securities on loan as of January 31, 2022 was $28,057.

(b)	Securities were purchased with cash collateral held from securities on loan at January 31, 2022.

(c)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2022.

NYS	New York Shares

ADR	American Depositary Receipt

Europe 30 ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Airlines	$72,441	2.5%
Banks	323,146	11.1%
Beverages	248,119	8.5%
Biotechnology	85,673	2.9%
Communications Equipment	157,031	5.4%
Energy Equipment & Services	71,823	2.5%
Food Products	50,787	1.7%
Internet & Direct Marketing Retail	96,143	3.3%
IT Services	46,216	1.6%
Metals & Mining	247,846	8.5%
Oil, Gas & Consumable Fuels	551,462	18.9%
Pharmaceuticals	488,771	16.8%
Semiconductors & Semiconductor Equipment	156,433	5.4%
Software	136,479	4.7%
Tobacco	116,792	4.0%
Wireless Telecommunication Services	88,951	3.0%
Other**	(24,749)	(0.8)%
Total	$2,913,364	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of January 31, 2022:

	Value	% of Net Assets
Belgium	$129,420	4.4%
Denmark	149,981	5.2%
Finland	71,461	2.5%
France	272,195	9.3%
Germany	175,994	6.0%
Ireland	72,441	2.5%
Luxembourg	193,792	6.7%
Netherlands	530,868	18.2%
Norway	106,205	3.7%
Sweden	136,357	4.7%
United Kingdom	1,099,399	37.6%
Other**	(24,749)	(0.8)%
Total	$2,913,364	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

56 :: Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Repurchase Agreements(a) (100.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $1,135,000	$1,135,000	$1,135,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,135,000)		1,135,000
TOTAL INVESTMENT SECURITIES (Cost $1,135,000)—100.6%		1,135,000
Net other assets (liabilities)—(0.6)%		(6,721)
NET ASSETS—100.0%		$1,128,279

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $319,000.

As of January 31, 2022, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	47,169	U.S. dollar	$64,562	2/4/22	$63,426	$(1,136)
Canadian dollar	72,431	U.S. dollar	57,882	2/4/22	56,987	(895)
Euro	234,852	U.S. dollar	268,356	2/4/22	263,829	(4,527)
Japanese yen	5,341,282	U.S. dollar	46,481	2/4/22	46,423	(58)
Swedish krona	107,923	U.S. dollar	12,045	2/4/22	11,579	(466)
Swiss franc	12,494	U.S. dollar	13,660	2/4/22	13,487	(173)
Total Long Contracts			$462,986		$455,731	$(7,255)

As of January 31, 2022, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Short:
U.S. dollar	$27,635	British pound	20,381	2/4/22	$27,405	$230
U.S. dollar	22,818	Canadian dollar	28,633	2/4/22	22,528	290
U.S. dollar	128,568	Euro	113,872	2/4/22	127,922	646
U.S. dollar	33,682	Japanese yen	3,858,545	2/4/22	33,536	146
U.S. dollar	8,524	Swedish krona	78,506	2/4/22	8,423	101
U.S. dollar	8,013	Swiss franc	7,367	2/4/22	7,952	61
Total Short Contracts	$229,240				$227,766	$1,474
Long:
British pound	72,453	U.S. dollar	$99,007	2/4/22	$97,425	$(1,582)
Canadian dollar	85,999	U.S. dollar	68,639	2/4/22	67,662	(977)
Euro	455,902	U.S. dollar	520,125	2/4/22	512,154	(7,971)
Japanese yen	15,999,935	U.S. dollar	139,331	2/4/22	139,062	(269)
Swedish krona	413,432	U.S. dollar	45,969	2/4/22	44,356	(1,613)
Swiss franc	32,267	U.S. dollar	35,210	2/4/22	34,830	(380)
Total Long Contracts			$908,281		$895,489	$(12,792)
				Total unrealized appreciation		$1,474
				Total unrealized (depreciation)		(20,046)
		Total net unrealized appreciation/(depreciation)				$(18,572)

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 57

Common Stocks (79.6%)

	Shares	Value
Affiliated Managers Group, Inc. (Capital Markets)	38	$5,556
Aflac, Inc. (Insurance)	578	36,310
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	500	7,445
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	134	26,109
Alleghany Corp.* (Insurance)	13	8,632
Ally Financial, Inc. (Consumer Finance)	330	15,748
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	132	6,898
American Express Co. (Consumer Finance)	596	107,172
American Financial Group, Inc. (Insurance)	63	8,208
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	269	10,526
American International Group, Inc. (Insurance)	788	45,507
American Tower Corp. (Equity Real Estate Investment Trusts)	433	108,899
Americold Realty Trust (Equity Real Estate Investment Trusts)	253	7,198
Ameriprise Financial, Inc. (Capital Markets)	106	32,257
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	1,381	10,909
Aon PLC (Insurance)	210	58,051
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	149	7,870
Apollo Global Management, Inc. (Diversified Financial Services)	351	24,570
Arch Capital Group, Ltd.* (Insurance)	368	17,046
Ares Management Corp.—Class A (Capital Markets)	160	12,755
Arthur J. Gallagher & Co. (Insurance)	197	31,114
Assurant, Inc. (Insurance)	54	8,236
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	132	32,238
Axis Capital Holdings, Ltd. (Insurance)	74	4,217
Bank of America Corp. (Banks)	6,847	315,920
Bank OZK (Banks)	115	5,388
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	1,740	544,654
BlackRock, Inc.—Class A (Capital Markets)	136	111,920
Blackstone Group, Inc.—Class A (Capital Markets)	653	86,176
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	159	4,996
Blue Owl Capital, Inc. (Capital Markets)	317	3,940
BOK Financial Corp. (Banks)	30	3,077
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	135	15,131
Brighthouse Financial, Inc.* (Insurance)	76	4,138
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	283	7,177
Brown & Brown, Inc. (Insurance)	223	14,780
Camden Property Trust (Equity Real Estate Investment Trusts)	97	15,529
Capital One Financial Corp. (Consumer Finance)	404	59,279
Cboe Global Markets, Inc. (Capital Markets)	101	11,972
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	318	32,226
Chubb, Ltd. (Insurance)	409	80,687
Cincinnati Financial Corp. (Insurance)	143	16,850
Citigroup, Inc. (Banks)	1,885	122,750
Citizens Financial Group, Inc. (Banks)	405	20,845
CME Group, Inc. (Capital Markets)	341	78,260
CNA Financial Corp. (Insurance)	25	1,148
Coinbase Global, Inc.*—Class A (Capital Markets)	29	5,514
Comerica, Inc. (Banks)	125	11,598
Commerce Bancshares, Inc. (Banks)	105	7,236
Compass, Inc.*—Class A (Real Estate Management & Development)	31	266
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	106	2,678
CoStar Group, Inc.* (Professional Services)	374	26,240
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	140	5,398
Credit Acceptance Corp.* (Consumer Finance)	8	4,316
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	410	74,828
CubeSmart (Equity Real Estate Investment Trusts)	206	10,452
Cullen/Frost Bankers, Inc. (Banks)	54	7,615
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	120	10,782
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	269	40,143
Discover Financial Services (Consumer Finance)	279	32,294
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	167	5,214
Duke Realty Corp. (Equity Real Estate Investment Trusts)	361	20,859
East West Bancorp, Inc. (Banks)	134	11,570
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	38	7,597
Enstar Group, Ltd.* (Insurance)	12	3,181
Equinix, Inc. (Equity Real Estate Investment Trusts)	86	62,340
Equitable Holdings, Inc. (Diversified Financial Services)	358	12,043
Equity Commonwealth* (Equity Real Estate Investment Trusts)	116	3,021
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	163	12,761
Equity Residential (Equity Real Estate Investment Trusts)	324	28,749
Erie Indemnity Co.—Class A (Insurance)	24	4,418
Essent Group, Ltd. (Thrifts & Mortgage Finance)	105	4,792
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	61	20,283
Everest Re Group, Ltd. (Insurance)	37	10,486
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	127	25,170
F.N.B. Corp. (Banks)	322	4,160
FactSet Research Systems, Inc. (Capital Markets)	36	15,188
Federal Realty Investment Trust (Equity Real Estate Investment)	67	8,542
Federated Hermes, Inc.—Class B (Capital Markets)	92	3,046

See accompanying notes to the financial statements.

58 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Fifth Third Bancorp (Banks)	650	$29,010
First American Financial Corp. (Insurance)	104	7,749
First Citizens BancShares, Inc.—Class A (Banks)	12	9,349
First Financial Bankshares, Inc. (Banks)	122	5,733
First Horizon Corp. (Banks)	516	8,824
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	125	7,598
First Republic Bank (Banks)	170	29,510
FirstCash Holdings, Inc. (Consumer Finance)	38	2,649
FNF Group (Insurance)	270	13,595
Franklin Resources, Inc. (Capital Markets)	267	8,536
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	217	9,804
Glacier Bancorp, Inc. (Banks)	104	5,401
Globe Life, Inc. (Insurance)	89	9,105
Hartford Financial Services Group, Inc. (Insurance)	323	23,214
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	140	4,343
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	210	6,836
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	512	18,109
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	99	4,269
Home BancShares, Inc. (Banks)	143	3,369
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	680	11,791
Houlihan Lokey, Inc. (Capital Markets)	48	5,101
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	145	3,426
Huntington Bancshares, Inc. (Banks)	1,377	20,738
Interactive Brokers Group, Inc. (Capital Markets)	83	5,660
Intercontinental Exchange, Inc. (Capital Markets)	536	67,890
Invesco, Ltd. (Capital Markets)	325	7,365
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	566	23,761
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	275	12,628
Jackson Financial, Inc.—Class A (Diversified Financial Services)	89	3,415
Janus Henderson Group PLC (Capital Markets)	162	5,978
JBG Smith Properties (Equity Real Estate Investment Trusts)	110	3,014
Jefferies Financial Group, Inc. (Diversified Financial Services)	187	6,852
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	48	12,038
JPMorgan Chase & Co. (Banks)	2,808	417,268
Kemper Corp. (Insurance)	57	3,419
KeyCorp (Banks)	884	22,153
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	99	6,336
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	587	14,241
KKR & Co., Inc. (Capital Markets)	556	39,565
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	82	9,082
Lazard, Ltd.—Class A (Capital Markets)	107	4,669
Life Storage, Inc. (Equity Real Estate Investment Trusts)	78	10,526
Lincoln National Corp. (Insurance)	162	11,337
Loews Corp. (Insurance)	190	11,335
LPL Financial Holdings, Inc. (Capital Markets)	76	13,096
LXP Industrial Trust (Equity Real Estate Investment Trusts)	271	4,035
M&T Bank Corp. (Banks)	123	20,834
Markel Corp.* (Insurance)	13	16,026
MarketAxess Holdings, Inc. (Capital Markets)	37	12,746
Marsh & McLennan Cos., Inc. (Insurance)	480	73,746
Mastercard, Inc.—Class A (IT Services)	824	318,377
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	568	12,928
Mercury General Corp. (Insurance)	25	1,367
MetLife, Inc. (Insurance)	679	45,533
MGIC Investment Corp. (Thrifts & Mortgage Finance)	311	4,721
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	110	22,735
Moody’s Corp. (Capital Markets)	153	52,479
Morgan Stanley (Capital Markets)	1,364	139,865
Morningstar, Inc. (Capital Markets)	23	6,610
MSCI, Inc.—Class A (Capital Markets)	78	41,817
Nasdaq, Inc. (Capital Markets)	111	19,892
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	43	2,487
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	167	7,411
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	78	4,802
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	445	4,739
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	444	5,177
Northern Trust Corp. (Capital Markets)	197	22,978
Old Republic International Corp. (Insurance)	271	6,946
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	227	7,146
Onemain Holdings, Inc. (Consumer Finance)	106	5,476
Opendoor Technologies, Inc.* (Real Estate Management & Development)	368	3,654
Orion Office REIT, Inc.* (Equity Real Estate Investment Trusts)	52	865
People’s United Financial, Inc. (Banks)	407	7,888
Physicians Realty Trust (Equity Real Estate Investment Trusts)	211	3,853
Pinnacle Financial Partners, Inc. (Banks)	72	6,963
Popular, Inc. (Banks)	76	6,777
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	64	3,443
Primerica, Inc. (Insurance)	37	5,711
Principal Financial Group, Inc. (Insurance)	235	17,169
PROG Holdings, Inc.* (Consumer Finance)	54	2,150
Prologis, Inc. (Equity Real Estate Investment Trusts)	703	110,243
Prosperity Bancshares, Inc. (Banks)	89	6,519
Prudential Financial, Inc. (Insurance)	359	40,054
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	19	3,172

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 59

Common Stocks, continued

	Shares	Value
Public Storage (Equity Real Estate Investment Trusts)	146	$52,344
Radian Group, Inc. (Thrifts & Mortgage Finance)	172	3,851
Raymond James Financial, Inc. (Capital Markets)	175	18,527
Rayonier, Inc. (Equity Real Estate Investment Trusts)	136	4,969
Realty Income Corp. (Equity Real Estate Investment Trusts)	538	37,343
Redfin Corp.* (Real Estate Management & Development)	100	2,957
Regency Centers Corp. (Equity Real Estate Investment Trusts)	146	10,476
Regions Financial Corp. (Banks)	907	20,807
Reinsurance Group of America, Inc. (Insurance)	64	7,349
RenaissanceRe Holdings, Ltd. (Insurance)	43	6,758
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	145	10,610
RLI Corp. (Insurance)	37	3,877
Robinhood Markets, Inc.*—Class A (Capital Markets)	56	792
Rocket Cos., Inc.—Class A (Thrifts & Mortgage Finance)	130	1,643
Ryan Specialty Group Holdings, Inc.*— Class A (Insurance)	55	2,058
S&P Global, Inc. (Capital Markets)	229	95,085
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	220	2,994
SBA Communications Corp. (Equity Real Estate Investment Trusts)	104	33,846
SEI Investments Co. (Capital Markets)	101	5,920
Selective Insurance Group, Inc. (Insurance)	58	4,576
Signature Bank (Banks)	58	17,669
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	312	45,926
SL Green Realty Corp. (Equity Real Estate Investment)	64	4,641
SLM Corp. (Consumer Finance)	279	5,117
SoFi Technologies, Inc.* (Consumer Finance)	616	7,688
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	117	5,553
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	167	7,136
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	290	7,178
State Street Corp. (Capital Markets)	348	32,886
Stifel Financial Corp. (Capital Markets)	99	7,415
STORE Capital Corp. (Equity Real Estate Investment Trusts)	233	7,388
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	110	20,786
SVB Financial Group* (Banks)	56	32,698
Synchrony Financial (Consumer Finance)	520	22,147
Synovus Financial Corp. (Banks)	138	6,867
T. Rowe Price Group, Inc. (Capital Markets)	213	32,894
TFS Financial Corp. (Thrifts & Mortgage Finance)	47	817
The Allstate Corp. (Insurance)	274	33,064
The Bank of New York Mellon Corp. (Capital Markets)	722	42,786
The Carlyle Group, Inc. (Capital Markets)	132	6,739
The Charles Schwab Corp. (Capital Markets)	1,428	125,236
The Goldman Sachs Group, Inc. (Capital Markets)	323	114,562
The Hanover Insurance Group, Inc. (Insurance)	33	4,553
The Howard Hughes Corp.* (Real Estate Management & Development)	39	3,756
The PNC Financial Services Group, Inc. (Banks)	403	83,013
The Progressive Corp. (Insurance)	556	60,414
The Travelers Cos., Inc. (Insurance)	234	38,886
Tradeweb Markets, Inc.—Class A (Capital Markets)	100	8,477
Truist Financial Corp. (Banks)	1,268	79,656
U.S. Bancorp (Banks)	1,282	74,600
UDR, Inc. (Equity Real Estate Investment Trusts)	276	15,688
UMB Financial Corp. (Banks)	40	3,938
Umpqua Holdings Corp. (Banks)	207	4,198
United Bankshares, Inc. (Banks)	130	4,593
Unum Group (Insurance)	194	4,924
Upstart Holdings, Inc.* (Consumer Finance)	46	5,014
UWM Holdings Corp. (Thrifts & Mortgage Finance)	86	445
Valley National Bancorp (Banks)	388	5,401
Ventas, Inc. (Equity Real Estate Investment Trusts)	379	20,095
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	598	17,115
Virtu Financial, Inc.—Class A (Capital Markets)	82	2,536
Visa, Inc.—Class A (IT Services)	1,593	360,289
Vornado Realty Trust (Equity Real Estate Investment Trusts)	152	6,234
Voya Financial, Inc. (Diversified Financial Services)	105	7,136
W.R. Berkley Corp. (Insurance)	132	11,154
Webster Financial Corp. (Banks)	171	9,715
Wells Fargo & Co. (Banks)	3,790	203,901
Welltower, Inc. (Equity Real Estate Investment Trusts)	414	35,865
Western Alliance Bancorp (Banks)	99	9,820
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	713	28,827
White Mountains Insurance Group, Ltd. (Insurance)	3	3,123
Willis Towers Watson PLC (Insurance)	117	27,373
Wintrust Financial Corp. (Banks)	54	5,296
WP Carey, Inc. (Equity Real Estate Investment Trusts)	176	13,658
Zillow Group, Inc.*—Class A (Interactive Media & Services)	35	1,745
Zillow Group, Inc.*—Class C (Interactive Media & Services)	162	8,178
Zions Bancorp (Banks)	148	10,037
TOTAL COMMON STOCKS (Cost $3,033,608)		6,825,743

See accompanying notes to the financial statements.

60 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Repurchase Agreements(a)(b) (26.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $2,269,000	$2,269,000	$2,269,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,269,000)		2,269,000
TOTAL INVESTMENT SECURITIES (Cost $5,302,608)—106.0%		9,094,743
Net other assets (liabilities)—(6.0)%		(512,632)
NET ASSETS—100.0%		$8,582,111

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $1,243,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	2/23/22	0.68%	$3,370,542	$88,644
Dow Jones U.S. Financials Index	UBS AG	2/23/22	0.73%	2,664,373	99,448
				$6,034,915	$188,092

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Financials UltraSector ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Banks	$1,682,704	19.6%
Capital Markets	1,314,686	15.3%
Consumer Finance	269,050	3.1%
Diversified Financial Services	598,670	7.0%
Equity Real Estate Investment	13,183	0.2%
Equity Real Estate Investment Trusts	1,273,587	14.9%
Insurance	847,424	9.9%
Interactive Media & Services	9,923	0.1%
IT Services	678,666	7.9%
Mortgage Real Estate Investment Trusts	35,267	0.4%
Professional Services	26,240	0.3%
Real Estate Management & Development	54,897	0.6%
Thrifts & Mortgage Finance	21,446	0.3%
Other**	1,756,368	20.4%
Total	$8,582,111	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 61

Common Stocks (78.6%)

	Shares	Value
10X Genomics, Inc.*—Class A (Life Sciences Tools & Services)	264	$25,415
1Life Healthcare, Inc.* (Health Care Providers & Services)	489	5,457
Abbott Laboratories (Health Care Equipment & Supplies)	5,100	650,047
AbbVie, Inc. (Biotechnology)	5,099	698,001
ABIOMED, Inc.* (Health Care Equipment & Supplies)	131	38,759
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	258	13,584
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	337	7,579
Agilent Technologies, Inc. (Life Sciences Tools & Services)	873	121,626
agilon health, Inc.* (Health Care Providers & Services)	136	2,255
Agios Pharmaceuticals, Inc.* (Biotechnology)	155	4,788
Align Technology, Inc.* (Health Care Equipment & Supplies)	212	104,932
Alkermes PLC* (Biotechnology)	465	11,858
Allogene Therapeutics, Inc.* (Biotechnology)	213	2,439
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	345	47,472
Amedisys, Inc.* (Health Care Providers & Services)	94	12,699
American Well Corp.*—Class A (Health Care Technology)	562	2,658
Amgen, Inc. (Biotechnology)	1,626	369,330
Anthem, Inc. (Health Care Providers & Services)	700	308,693
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	301	15,881
Avantor, Inc.* (Life Sciences Tools & Services)	1,757	65,589
Baxter International, Inc. (Health Care Equipment & Supplies)	1,444	123,375
Beam Therapeutics, Inc.* (Biotechnology)	129	8,928
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	828	210,428
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	120	1,165
Biogen, Inc.* (Biotechnology)	424	95,824
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	167	22,189
BioMarin Pharmaceutical, Inc.* (Biotechnology)	529	46,885
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	63	37,783
Bio-Techne Corp. (Life Sciences Tools & Services)	114	42,911
Blueprint Medicines Corp.* (Biotechnology)	170	13,107
Boston Scientific Corp.* (Health Care Equipment & Supplies)	4,110	176,319
Bridgebio Pharma, Inc.* (Biotechnology)	310	3,060
Bristol-Myers Squibb Co. (Pharmaceuticals)	6,402	415,426
Bruker Corp. (Life Sciences Tools & Services)	292	19,447
Catalent, Inc.* (Pharmaceuticals)	494	51,341
Centene Corp.* (Health Care Providers & Services)	1,682	130,792
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	146	48,145
Chemed Corp. (Health Care Providers & Services)	44	20,632
Cigna Corp. (Health Care Providers & Services)	956	220,320
Covetrus, Inc.* (Health Care Providers & Services)	298	5,385
CVS Health Corp. (Health Care Providers & Services)	3,808	405,590
Danaher Corp. (Health Care Equipment & Supplies)	1,835	524,426
DaVita, Inc.* (Health Care Providers & Services)	188	20,374
Denali Therapeutics, Inc.* (Biotechnology)	266	9,103
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	629	33,601
DexCom, Inc.* (Health Care Equipment & Supplies)	279	120,104
Doximity, Inc.*—Class A (Health Care Technology)	140	6,380
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,800	196,560
Elanco Animal Health, Inc.* (Pharmaceuticals)	1,364	35,519
Eli Lilly & Co. (Pharmaceuticals)	2,290	561,943
Emergent BioSolutions, Inc.* (Biotechnology)	138	6,458
Encompass Health Corp. (Health Care Providers & Services)	287	17,805
Envista Holdings Corp.* (Health Care Equipment & Supplies)	464	20,063
Exact Sciences Corp.* (Biotechnology)	497	37,951
Exelixis, Inc.* (Biotechnology)	913	16,525
Fate Therapeutics, Inc.* (Biotechnology)	233	9,672
Gilead Sciences, Inc. (Biotechnology)	3,618	248,484
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	228	15,214
GoodRx Holdings, Inc.*—Class A (Health Care Technology)	184	4,418
Guardant Health, Inc.* (Health Care Providers & Services)	294	20,448
Haemonetics Corp.* (Health Care Equipment & Supplies)	147	7,107
Halozyme Therapeutics, Inc.* (Biotechnology)	405	14,017
HCA Healthcare, Inc. (Health Care Providers & Services)	691	165,875
HealthEquity, Inc.* (Health Care Providers & Services)	240	12,826
Henry Schein, Inc.* (Health Care Providers & Services)	399	30,045
Hologic, Inc.* (Health Care Equipment & Supplies)	731	51,345
Horizon Therapeutics PLC* (Pharmaceuticals)	655	61,131
Humana, Inc. (Health Care Providers & Services)	372	146,010
ICU Medical, Inc.* (Health Care Equipment & Supplies)	58	12,375
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	244	123,781
Illumina, Inc.* (Life Sciences Tools & Services)	451	157,318
Incyte Corp.* (Biotechnology)	542	40,287
Insulet Corp.* (Health Care Equipment & Supplies)	199	49,352
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	211	13,660
Intellia Therapeutics, Inc.* (Biotechnology)	199	18,819
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,030	292,705
Invitae Corp.* (Biotechnology)	598	6,722
Ionis Pharmaceuticals, Inc.* (Biotechnology)	406	12,911
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	550	134,695
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	177	24,587

See accompanying notes to the financial statements.

62 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Johnson & Johnson (Pharmaceuticals)	7,593	$1,308,199
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	276	74,895
LHC Group, Inc.* (Health Care Providers & Services)	91	11,293
Maravai LifeSciences Holdings, Inc.*—Class A (Life Sciences Tools & Services)	314	9,081
Masimo Corp.* (Health Care Equipment & Supplies)	148	32,541
McKesson Corp. (Health Care Providers & Services)	440	112,957
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	83	14,729
Medtronic PLC (Health Care Equipment & Supplies)	3,882	401,748
Merck & Co., Inc. (Pharmaceuticals)	7,284	593,500
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	67	98,670
Mirati Therapeutics, Inc.* (Biotechnology)	144	17,179
Moderna, Inc.* (Biotechnology)	1,017	172,209
Molina Healthcare, Inc.* (Health Care Providers & Services)	167	48,510
Natera, Inc.* (Biotechnology)	253	17,874
Nektar Therapeutics* (Pharmaceuticals)	532	5,916
Neogen Corp.* (Health Care Equipment & Supplies)	309	11,269
NeoGenomics, Inc.* (Life Sciences Tools & Services)	354	7,979
Neurocrine Biosciences, Inc.* (Biotechnology)	274	21,651
Novavax, Inc.* (Biotechnology)	218	20,427
Novocure, Ltd.* (Health Care Equipment & Supplies)	257	17,643
NuVasive, Inc.* (Health Care Equipment & Supplies)	149	7,749
Oak Street Health, Inc.* (Health Care Providers & Services)	403	7,004
Organon & Co. (Pharmaceuticals)	730	23,294
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	635	7,099
Penumbra, Inc.* (Health Care Equipment & Supplies)	101	22,827
Perrigo Co. PLC (Pharmaceuticals)	386	14,695
Pfizer, Inc. (Pharmaceuticals)	16,189	852,999
Premier, Inc. (Health Care Providers & Services)	351	13,415
Quest Diagnostics, Inc. (Health Care Providers & Services)	353	47,662
Quidel Corp.* (Health Care Equipment & Supplies)	110	11,370
R1 RCM, Inc.* (Health Care Providers & Services)	383	9,108
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	305	185,620
Repligen Corp.* (Biotechnology)	150	29,751
ResMed, Inc. (Health Care Equipment & Supplies)	420	96,012
Royalty Pharma PLC—Class A (Pharmaceuticals)	1,026	41,050
Sarepta Therapeutics, Inc.* (Biotechnology)	250	17,893
Seagen, Inc.* (Biotechnology)	385	51,786
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	101	14,642
Signify Health, Inc.*—Class A (Health Care Providers & Services)	69	920
Sotera Health Co.* (Life Sciences Tools & Services)	284	6,109
STAAR Surgical Co.* (Health Care Equipment & Supplies)	136	9,890
STERIS PLC (Health Care Equipment & Supplies)	289	64,852
Stryker Corp. (Health Care Equipment & Supplies)	968	240,112
Syneos Health, Inc.* (Life Sciences Tools & Services)	299	27,077
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	183	21,614
Teladoc Health, Inc.* (Health Care Technology)	461	35,363
Teleflex, Inc. (Health Care Equipment & Supplies)	135	41,876
Tenet Healthcare Corp.* (Health Care Providers & Services)	309	22,903
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	143	56,957
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,137	660,939
Twist Bioscience Corp.* (Biotechnology)	142	8,438
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	196	13,706
United Therapeutics Corp.* (Biotechnology)	130	26,243
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,716	1,283,499
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	211	27,443
Vertex Pharmaceuticals, Inc.* (Biotechnology)	734	178,399
Viatris, Inc. (Pharmaceuticals)	3,489	52,230
Vir Biotechnology, Inc.* (Biotechnology)	210	7,209
Waters Corp.* (Life Sciences Tools & Services)	176	56,341
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	213	83,756
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	603	74,181
Zoetis, Inc. (Pharmaceuticals)	1,365	272,713
TOTAL COMMON STOCKS (Cost $5,484,337)		15,613,746

Repurchase Agreements(a)(b) (16.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $3,312,000	$3,312,000	$3,312,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,312,000)		3,312,000
TOTAL INVESTMENT SECURITIES (Cost $8,796,337)—95.3%		18,925,746
Net other assets (liabilities)—4.7%		939,765
NET ASSETS—100.0%		$19,865,511

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $2,576,000.

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 63

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	2/23/22	0.68%	$6,425,871	$119,238
Dow Jones U.S. Health Care Index	UBS AG	2/23/22	0.43%	7,726,614	77,400
				$14,152,485	$196,638

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Health Care UltraSector ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Biotechnology	$2,536,675	12.8%
Health Care Equipment & Supplies	3,973,192	20.0%
Health Care Providers & Services	3,198,399	16.1%
Health Care Technology	48,819	0.2%
Life Sciences Tools & Services	1,542,118	7.8%
Pharmaceuticals	4,314,543	21.7%
Other**	4,251,765	21.4%
Total	$19,865,511	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

64 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks (81.5%)

	Shares	Value
3M Co. (Industrial Conglomerates)	550	$91,311
A.O. Smith Corp. (Building Products)	127	9,705
Accenture PLC—Class A (IT Services)	602	212,854
Acuity Brands, Inc. (Electrical Equipment)	34	6,512
ADT, Inc. (Commercial Services & Supplies)	137	1,040
Advanced Drainage Systems, Inc. (Building Products)	53	5,994
AECOM (Construction & Engineering)	137	9,471
Affirm Holdings, Inc.* (IT Services)	140	8,970
AGCO Corp. (Machinery)	59	6,915
Air Lease Corp. (Trading Companies & Distributors)	102	4,061
Alight, Inc.*—Class A (Professional Services)	232	2,241
Allegion PLC (Building Products)	86	10,555
Allison Transmission Holdings, Inc. (Machinery)	98	3,723
Amcor PLC (Containers & Packaging)	1,459	17,523
AMETEK, Inc. (Electrical Equipment)	220	30,089
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	569	45,286
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	37	3,625
AptarGroup, Inc. (Containers & Packaging)	63	7,390
Armstrong World Industries, Inc. (Building Products)	45	4,456
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	66	8,184
ASGN, Inc.* (Professional Services)	50	5,744
Automatic Data Processing, Inc. (IT Services)	402	82,880
Avery Dennison Corp. (Containers & Packaging)	79	16,228
Avnet, Inc. (Electronic Equipment, Instruments & Components)	94	3,794
Axon Enterprise, Inc.* (Aerospace & Defense)	63	8,816
Ball Corp. (Containers & Packaging)	308	29,906
Berry Global Group, Inc.* (Containers & Packaging)	129	8,697
Booz Allen Hamilton Holding Corp. (Professional Services)	128	9,821
Broadridge Financial Solutions, Inc. (IT Services)	112	17,833
Builders FirstSource, Inc.* (Building Products)	183	12,442
BWX Technologies, Inc. (Aerospace & Defense)	88	3,917
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	124	12,977
CACI International, Inc.*—Class A (Professional Services)	23	5,692
Carlisle Cos., Inc. (Industrial Conglomerates)	50	11,172
Carrier Global Corp. (Building Products)	826	39,384
Caterpillar, Inc. (Machinery)	516	104,004
ChargePoint Holdings, Inc.* (Electrical Equipment)	162	2,244
Chart Industries, Inc.* (Machinery)	34	4,144
Cimpress PLC* (Commercial Services & Supplies)	19	1,277
Cintas Corp. (Commercial Services & Supplies)	83	32,497
Clarivate PLC* (Professional Services)	353	5,810
Clean Harbors, Inc.* (Commercial Services & Supplies)	48	4,442
Cognex Corp. (Electronic Equipment, Instruments & Components)	169	11,232
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	24	6,204
Colfax Corp.* (Machinery)	127	5,222
Concentrix Corp. (IT Services)	41	8,241
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	53	1,275
Corning, Inc. (Electronic Equipment, Instruments & Components)	731	30,731
Crane Co. (Machinery)	48	4,968
Crown Holdings, Inc. (Containers & Packaging)	122	13,957
CSX Corp. (Road & Rail)	2,113	72,306
Cummins, Inc. (Machinery)	137	30,261
Curtiss-Wright Corp. (Aerospace & Defense)	37	4,913
Deere & Co. (Machinery)	269	101,252
Donaldson Co., Inc. (Machinery)	118	6,568
Dover Corp. (Machinery)	137	23,278
Dun & Bradstreet Holdings, Inc.* (Professional Services)	142	2,849
Eagle Materials, Inc. (Construction Materials)	39	5,688
Eaton Corp. PLC (Electrical Equipment)	380	60,204
EMCOR Group, Inc. (Construction & Engineering)	51	6,080
Emerson Electric Co. (Electrical Equipment)	569	52,320
EnerSys (Electrical Equipment)	40	2,997
Equifax, Inc. (Professional Services)	116	27,812
Euronet Worldwide, Inc.* (IT Services)	51	6,828
Expeditors International of Washington, Inc. (Air Freight & Logistics)	161	18,431
Fastenal Co. (Trading Companies & Distributors)	548	31,060
FedEx Corp. (Air Freight & Logistics)	233	57,285
Fidelity National Information Services, Inc. (IT Services)	580	69,554
Fiserv, Inc.* (IT Services)	566	59,826
FleetCor Technologies, Inc.* (IT Services)	77	18,346
Flowserve Corp. (Machinery)	123	4,012
Fortive Corp. (Machinery)	342	24,125
Fortune Brands Home & Security, Inc. (Building Products)	130	12,242
FTI Consulting, Inc.* (Professional Services)	33	4,812
Gates Industrial Corp. PLC* (Machinery)	91	1,408
Generac Holdings, Inc.* (Electrical Equipment)	60	16,943
General Dynamics Corp. (Aerospace & Defense)	220	46,662
General Electric Co. (Industrial Conglomerates)	1,046	98,826
Genpact, Ltd. (IT Services)	165	8,209
Global Payments, Inc. (IT Services)	277	41,517
Graco, Inc. (Machinery)	162	11,755
Graphic Packaging Holding Co. (Containers & Packaging)	267	5,049
GXO Logistics, Inc.* (Air Freight & Logistics)	94	7,634
HEICO Corp. (Aerospace & Defense)	41	5,592
HEICO Corp.—Class A (Aerospace & Defense)	71	7,789
Hertz Global Holdings, Inc.* (Road & Rail)	52	1,002
Hexcel Corp.* (Aerospace & Defense)	80	4,174
Honeywell International, Inc. (Industrial Conglomerates)	656	134,139
Howmet Aerospace, Inc. (Aerospace & Defense)	366	11,379
Hubbell, Inc. (Electrical Equipment)	52	9,739

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 65

Common Stocks, continued

	Shares	Value
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	38	$7,114
IDEX Corp. (Machinery)	73	15,727
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	102	6,467
Illinois Tool Works, Inc. (Machinery)	272	63,626
Ingersoll Rand, Inc. (Machinery)	388	21,809
Insperity, Inc. (Professional Services)	34	3,656
International Paper Co. (Containers & Packaging)	369	17,803
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	34	5,252
Itron, Inc.* (Electronic Equipment, Instruments & Components)	43	2,666
ITT, Inc. (Machinery)	82	7,537
J.B. Hunt Transport Services, Inc. (Road & Rail)	80	15,403
Jabil, Inc. (Electronic Equipment, Instruments & Components)	137	8,424
Jack Henry & Associates, Inc. (IT Services)	71	11,915
Jacobs Engineering Group, Inc. (Professional Services)	124	16,142
Johnson Controls International PLC (Building Products)	676	49,124
KBR, Inc. (Professional Services)	133	5,772
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	176	29,712
Kirby Corp.* (Marine)	57	3,715
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	158	8,940
L3Harris Technologies, Inc. (Aerospace & Defense)	187	39,137
Landstar System, Inc. (Road & Rail)	36	5,760
Leidos Holdings, Inc. (Professional Services)	134	11,986
Lennox International, Inc. (Building Products)	33	9,359
Lincoln Electric Holdings, Inc. (Machinery)	56	7,159
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	24	6,479
Lockheed Martin Corp. (Aerospace & Defense)	234	91,056
Louisiana-Pacific Corp. (Paper & Forest Products)	83	5,515
ManpowerGroup, Inc. (Professional Services)	52	5,453
Marqeta, Inc.*—Class A (IT Services)	220	2,596
Martin Marietta Materials, Inc. (Construction Materials)	59	22,958
Masco Corp. (Building Products)	233	14,756
MasTec, Inc.* (Construction & Engineering)	54	4,651
MAXIMUS, Inc. (IT Services)	59	4,562
Mercury Systems, Inc.* (Aerospace & Defense)	54	3,074
MSA Safety, Inc. (Commercial Services & Supplies)	34	4,672
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	44	3,592
National Instruments Corp. (Electronic Equipment, Instruments & Components)	126	5,194
Nielsen Holdings PLC (Professional Services)	341	6,431
Nikola Corp.* (Machinery)	195	1,566
Nordson Corp. (Machinery)	52	12,092
Norfolk Southern Corp. (Road & Rail)	232	63,102
Northrop Grumman Corp. (Aerospace & Defense)	141	52,156
nVent Electric PLC (Electrical Equipment)	160	5,534
Old Dominion Freight Line, Inc. (Road & Rail)	89	26,872
Oshkosh Corp. (Machinery)	65	7,398
Otis Worldwide Corp. (Machinery)	404	34,514
Owens Corning (Building Products)	95	8,427
PACCAR, Inc. (Machinery)	331	30,780
Packaging Corp. of America (Containers & Packaging)	91	13,707
Parker-Hannifin Corp. (Machinery)	123	38,131
Paychex, Inc. (IT Services)	306	36,035
PayPal Holdings, Inc.* (IT Services)	1,120	192,573
Pentair PLC (Machinery)	158	10,065
PerkinElmer, Inc. (Life Sciences Tools & Services)	121	20,833
Quanta Services, Inc. (Construction & Engineering)	136	13,970
Raytheon Technologies Corp. (Aerospace & Defense)	1,426	128,610
RBC Bearings, Inc.* (Machinery)	27	4,873
Regal Rexnord Corp. (Electrical Equipment)	64	10,143
Republic Services, Inc.—Class A (Commercial Services & Supplies)	199	25,404
Robert Half International, Inc. (Professional Services)	106	12,006
Rockwell Automation, Inc. (Electrical Equipment)	111	32,103
Roper Technologies, Inc. (Industrial Conglomerates)	101	44,153
Saia, Inc.* (Road & Rail)	24	6,823
Science Applications International Corp. (Professional Services)	55	4,512
Sealed Air Corp. (Containers & Packaging)	141	9,577
Sensata Technologies Holding PLC* (Electrical Equipment)	151	8,661
Shift4 Payments, Inc.*—Class A (IT Services)	45	2,372
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)	98	1,652
Silgan Holdings, Inc. (Containers & Packaging)	79	3,538
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	43	7,745
Snap-on, Inc. (Machinery)	52	10,829
Sonoco Products Co. (Containers & Packaging)	93	5,268
Square, Inc.*—Class A (IT Services)	469	57,354
Stericycle, Inc.* (Commercial Services & Supplies)	88	5,169
Sunrun, Inc.* (Electrical Equipment)	197	5,108
TaskUS, Inc.*—Class A (IT Services)	26	832
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	311	44,476
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	44	18,543
Tetra Tech, Inc. (Commercial Services & Supplies)	52	7,238
Textron, Inc. (Aerospace & Defense)	209	14,225
The Boeing Co.* (Aerospace & Defense)	527	105,525
The Middleby Corp.* (Machinery)	53	9,816
The Sherwin-Williams Co. (Chemicals)	230	65,897
The Timken Co. (Machinery)	66	4,409
The Toro Co. (Machinery)	102	9,851
The Western Union Co. (IT Services)	382	7,224
Trane Technologies PLC (Building Products)	227	39,294
TransDigm Group, Inc.* (Aerospace & Defense)	50	30,810
TransUnion (Professional Services)	183	18,871
Trex Co., Inc.* (Building Products)	110	10,062

See accompanying notes to the financial statements.

66 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	239	$17,246
TriNet Group, Inc.* (Professional Services)	38	3,238
TuSimple Holdings, Inc.*—Class A (Road & Rail)	31	582
Union Pacific Corp. (Road & Rail)	613	149,908
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	695	140,536
United Rentals, Inc.* (Trading Companies & Distributors)	69	22,088
Univar Solutions, Inc.* (Trading Companies & Distributors)	162	4,293
Upwork, Inc.* (Professional Services)	114	3,101
Valmont Industries, Inc. (Construction & Engineering)	20	4,345
Verisk Analytics, Inc. (Professional Services)	154	30,203
Vertiv Holdings Co. (Electrical Equipment)	287	5,987
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	169	1,555
Vontier Corp. (Electronic Equipment, Instruments & Components)	161	4,526
Vulcan Materials Co. (Construction Materials)	127	24,170
W.W. Grainger, Inc. (Trading Companies & Distributors)	41	20,300
Waste Management, Inc. (Commercial Services & Supplies)	366	55,061
Watsco, Inc. (Trading Companies & Distributors)	32	9,042
WESCO International, Inc.* (Trading Companies & Distributors)	1	122
Westinghouse Air Brake Technologies Corp. (Machinery)	178	15,824
WestRock Co. (Containers & Packaging)	254	11,725
WEX, Inc.* (IT Services)	43	6,922
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	212	7,852
Woodward, Inc. (Machinery)	60	6,616
XPO Logistics, Inc.* (Air Freight & Logistics)	94	6,220
Xylem, Inc. (Machinery)	172	18,063
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	51	25,965
Zurn Water Solutions Corp. (Building Products)	115	3,512
TOTAL COMMON STOCKS (Cost $1,646,805)		4,605,246

Repurchase Agreements(a)(b) (20.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $1,139,000	$1,139,000	$1,139,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,139,000)		1,139,000
TOTAL INVESTMENT SECURITIES (Cost $2,785,805)—101.7%		5,744,246
Net other assets (liabilities)—(1.7)%		(95,395)
NET ASSETS—100.0%		$5,648,851

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $917,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	2/23/22	0.68%	$2,324,701	$320
Dow Jones U.S. Industrials Index	UBS AG	2/23/22	0.43%	1,590,639	(9,912)
				$3,915,340	$(9,592)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 67

Industrials UltraSector ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$566,504	10.0%
Air Freight & Logistics	243,083	4.3%
Building Products	229,312	4.1%
Chemicals	65,897	1.2%
Commercial Services & Supplies	136,800	2.4%
Construction & Engineering	46,369	0.8%
Construction Materials	52,816	0.9%
Containers & Packaging	160,369	2.9%
Electrical Equipment	250,236	4.4%
Electronic Equipment, Instruments & Components	280,381	5.0%
Industrial Conglomerates	379,601	6.7%
IT Services	857,442	15.1%
Life Sciences Tools & Services	20,833	0.4%
Machinery	662,320	11.7%
Marine	3,715	0.1%
Paper & Forest Products	5,515	0.1%
Professional Services	186,152	3.3%
Road & Rail	350,698	6.2%
Trading Companies & Distributors	107,203	1.9%
Other**	1,043,605	18.5%
Total	$5,648,851	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

68 :: Internet UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks (81.1%)

	Shares	Value
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	20,894	$3,217,049
Akamai Technologies, Inc.* (IT Services)	18,905	2,165,568
Alphabet, Inc.*—Class A (Interactive Media & Services)	2,502	6,770,587
Alphabet, Inc.*—Class C (Interactive Media & Services)	2,325	6,309,980
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,850	11,517,160
Arista Networks, Inc.* (Communications Equipment)	20,801	2,585,772
Box, Inc.*—Class A (Software)	39,482	1,031,665
Ciena Corp.* (Communications Equipment)	25,132	1,666,503
Cisco Systems, Inc. (Communications Equipment)	114,739	6,387,521
Citrix Systems, Inc. (Software)	19,534	1,991,296
Cloudflare, Inc.*—Class A (Software)	20,173	1,944,677
CommScope Holding Co., Inc.* (Communications Equipment)	73,680	691,855
Coupa Software, Inc.* (Software)	10,365	1,391,709
Datadog, Inc.*—Class A (Software)	18,276	2,670,306
DocuSign, Inc.* (Software)	17,577	2,210,659
Dropbox, Inc.* (Software)	54,567	1,350,533
eBay, Inc. (Internet & Direct Marketing Retail)	47,160	2,832,901
Etsy, Inc.* (Internet & Direct Marketing Retail)	11,150	1,751,442
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	14,352	2,630,578
Fastly, Inc.*—Class A (IT Services)	25,752	738,052
GoDaddy, Inc.*—Class A (IT Services)	23,995	1,816,661
Juniper Networks, Inc. (Communications Equipment)	50,360	1,753,535
Match Group, Inc.* (Interactive Media & Services)	22,359	2,519,859
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	31,111	9,745,833
Netflix, Inc.* (Entertainment)	11,177	4,774,144
Nutanix, Inc.*—Class A (Software)	40,047	1,094,885
Okta, Inc.* (IT Services)	12,144	2,403,176
PayPal Holdings, Inc.* (IT Services)	32,566	5,599,399
Pinterest, Inc.*—Class A (Interactive Media & Services)	58,224	1,721,101
Salesforce.com, Inc.* (Software)	25,543	5,942,068
Snap, Inc.* (Interactive Media & Services)	68,761	2,237,483
Snowflake, Inc.*—Class A (IT Services)	11,971	3,302,799
Teladoc Health, Inc.* (Health Care Technology)	19,703	1,511,417
Twitter, Inc.* (Interactive Media & Services)	64,745	2,428,585
Veeva Systems, Inc.*—Class A (Health Care Technology)	11,031	2,609,273
Vonage Holdings Corp.* (Software)	56,852	1,184,796
Wayfair, Inc.*—Class A (Internet & Direct Marketing Retail)	8,983	1,400,629
Workday, Inc.*—Class A (Software)	12,643	3,198,805
Zillow Group, Inc.*—Class A (Interactive Media & Services)	5,018	250,197
Zillow Group, Inc.*—Class C (Interactive Media & Services)	23,208	1,171,540
Zoom Video Communications, Inc.*— Class A (Software)	16,283	2,512,141
ZoomInfo Technologies, Inc.*—Class A (Interactive Media & Services)	33,565	1,774,246
TOTAL COMMON STOCKS (Cost $63,713,713)		122,808,385

Repurchase Agreements(a)(b) (17.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $26,438,000	$26,438,000	$26,438,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,438,000)		26,438,000
TOTAL INVESTMENT SECURITIES (Cost $90,151,713)—98.5%		149,246,385
Net other assets (liabilities)—1.5%		2,285,117
NET ASSETS—100.0%		$151,531,502

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $19,970,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	2/23/22	0.68%	$50,758,485	$1,140,321
Dow Jones Internet Composite Index	UBS AG	2/23/22	0.43%	53,501,943	1,255,671
				$104,260,428	$2,395,992

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Internet UltraSector ProFund :: 69

Internet UltraSector ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Communications Equipment	$13,085,186	8.6%
Entertainment	4,774,144	3.2%
Health Care Technology	4,120,690	2.7%
Hotels, Restaurants & Leisure	5,847,627	3.9%
Interactive Media & Services	34,929,411	23.1%
Internet & Direct Marketing Retail	17,502,132	11.5%
IT Services	16,025,654	10.6%
Software	26,523,541	17.5%
Other**	28,723,117	18.9%
Total	$151,531,502	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

70 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks (99.9%)

	Shares	Value
A.O. Smith Corp. (Building Products)	57	$4,356
Abbott Laboratories (Health Care Equipment & Supplies)	828	105,537
AbbVie, Inc. (Biotechnology)	844	115,536
ABIOMED, Inc.* (Health Care Equipment & Supplies)	23	6,805
Accenture PLC—Class A (IT Services)	323	114,206
Adobe, Inc.* (Software)	420	224,405
Advance Auto Parts, Inc. (Specialty Retail)	29	6,714
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,067	121,905
Agilent Technologies, Inc. (Life Sciences Tools & Services)	161	22,431
Akamai Technologies, Inc.* (IT Services)	59	6,758
Albemarle Corp. (Chemicals)	70	15,452
Align Technology, Inc.* (Health Care Equipment & Supplies)	64	31,677
Alphabet, Inc.*—Class A (Interactive Media & Services)	266	719,815
Alphabet, Inc.*—Class C (Interactive Media & Services)	247	670,351
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	385	1,151,716
American Express Co. (Consumer Finance)	244	43,876
American Tower Corp. (Equity Real Estate Investment Trusts)	206	51,809
Ameriprise Financial, Inc. (Capital Markets)	60	18,259
Amgen, Inc. (Biotechnology)	206	46,791
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	278	22,125
ANSYS, Inc.* (Software)	47	15,980
Aon PLC (Insurance)	117	32,343
APA Corp. (Oil, Gas & Consumable Fuels)	175	5,812
Apple, Inc. (Technology Hardware, Storage & Peripherals)	13,770	2,406,720
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	798	110,268
Aptiv PLC* (Auto Components)	97	13,248
Arista Networks, Inc.* (Communications Equipment)	199	24,738
Arthur J. Gallagher & Co. (Insurance)	81	12,793
Autodesk, Inc.* (Software)	125	31,224
Automatic Data Processing, Inc. (IT Services)	199	41,028
AutoZone, Inc.* (Specialty Retail)	20	39,727
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	51	12,456
Avery Dennison Corp. (Containers & Packaging)	37	7,601
Bank of America Corp. (Banks)	2,799	129,146
Bath & Body Works, Inc. (Specialty Retail)	149	8,354
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	11	6,597
Bio-Techne Corp. (Life Sciences Tools & Services)	33	12,422
BlackRock, Inc.—Class A (Capital Markets)	65	53,491
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	209	122,449
Broadridge Financial Solutions, Inc. (IT Services)	44	7,006
Brown & Brown, Inc. (Insurance)	141	9,345
Cadence Design Systems, Inc.* (Software)	245	37,274
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	120	9,137
Capital One Financial Corp. (Consumer Finance)	180	26,411
CarMax, Inc.* (Specialty Retail)	77	8,560
Catalent, Inc.* (Pharmaceuticals)	91	9,458
Cboe Global Markets, Inc. (Capital Markets)	55	6,519
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	147	14,897
CDW Corp. (Electronic Equipment, Instruments & Components)	70	13,234
Celanese Corp. (Chemicals)	41	6,384
Ceridian HCM Holding, Inc.* (Software)	47	3,564
CF Industries Holdings, Inc. (Chemicals)	111	7,645
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	44	14,509
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	18	26,740
Cincinnati Financial Corp. (Insurance)	61	7,188
Cintas Corp. (Commercial Services & Supplies)	34	13,312
Cisco Systems, Inc. (Communications Equipment)	1,674	93,191
Comerica, Inc. (Banks)	50	4,639
Copart, Inc.* (Commercial Services & Supplies)	128	16,544
Costco Wholesale Corp. (Food & Staples Retailing)	200	101,026
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	171	31,209
D.R. Horton, Inc. (Household Durables)	152	13,562
Danaher Corp. (Health Care Equipment & Supplies)	382	109,173
Deere & Co. (Machinery)	114	42,909
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	554	28,015
DexCom, Inc.* (Health Care Equipment & Supplies)	87	37,452
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	151	19,050
Discover Financial Services (Consumer Finance)	259	29,979
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	22	10,002
Dover Corp. (Machinery)	58	9,855
Duke Realty Corp. (Equity Real Estate Investment Trusts)	218	12,596
eBay, Inc. (Internet & Direct Marketing Retail)	423	25,410
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	347	37,892
Eli Lilly & Co. (Pharmaceuticals)	702	172,264
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	119	16,716
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	237	26,420
EPAM Systems, Inc.* (IT Services)	50	23,807
Equifax, Inc. (Professional Services)	107	25,655
Equinix, Inc. (Equity Real Estate Investment Trusts)	35	25,372
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	26	8,645
Etsy, Inc.* (Internet & Direct Marketing Retail)	112	17,593
Expeditors International of Washington, Inc. (Air Freight & Logistics)	150	17,172
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	118	23,386
F5, Inc.* (Communications Equipment)	30	6,229

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 71

Common Stocks, continued

	Shares	Value
FactSet Research Systems, Inc. (Capital Markets)	20	$8,438
Fastenal Co. (Trading Companies & Distributors)	242	13,717
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	27	3,442
First Horizon Corp. (Banks)	1	14
First Republic Bank (Banks)	159	27,601
Fortinet, Inc.* (Software)	119	35,372
Fortune Brands Home & Security, Inc. (Building Products)	53	4,991
Franklin Resources, Inc. (Capital Markets)	111	3,549
Freeport-McMoRan, Inc. (Metals & Mining)	569	21,179
Garmin, Ltd. (Household Durables)	69	8,585
Gartner, Inc.* (IT Services)	73	21,454
Generac Holdings, Inc.* (Electrical Equipment)	55	15,531
HCA Healthcare, Inc. (Health Care Providers & Services)	123	29,526
Hess Corp. (Oil, Gas & Consumable Fuels)	172	15,874
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	100	14,511
Hologic, Inc.* (Health Care Equipment & Supplies)	164	11,519
HP, Inc. (Technology Hardware, Storage & Peripherals)	508	18,659
IDEX Corp. (Machinery)	29	6,248
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	51	25,872
IHS Markit, Ltd. (Professional Services)	167	19,504
Illinois Tool Works, Inc. (Machinery)	101	23,625
Illumina, Inc.* (Life Sciences Tools & Services)	68	23,720
Incyte Corp.* (Biotechnology)	70	5,203
Intercontinental Exchange, Inc. (Capital Markets)	284	35,971
Intuit, Inc. (Software)	250	138,808
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	218	61,951
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	123	30,122
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	154	7,072
J.B. Hunt Transport Services, Inc. (Road & Rail)	43	8,279
Jacobs Engineering Group, Inc. (Professional Services)	51	6,639
Johnson Controls International PLC (Building Products)	381	27,687
JPMorgan Chase & Co. (Banks)	1,201	178,469
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	122	20,596
KLA Corp. (Semiconductors & Semiconductor Equipment)	135	52,551
L3Harris Technologies, Inc. (Aerospace & Defense)	73	15,278
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	44	11,940
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	125	73,740
Linde PLC (Chemicals)	230	73,295
Live Nation Entertainment, Inc.* (Entertainment)	51	5,585
LKQ Corp. (Distributors)	100	5,489
Lowe's Cos., Inc. (Specialty Retail)	612	145,258
MarketAxess Holdings, Inc. (Capital Markets)	17	5,856
Marriott International, Inc.*—Class A (Hotels, Restaurants & Leisure)	1	113
Marsh & McLennan Cos., Inc. (Insurance)	272	41,791
Martin Marietta Materials, Inc. (Construction Materials)	32	12,452
Masco Corp. (Building Products)	102	6,460
Mastercard, Inc.—Class A (IT Services)	358	138,324
McDonald's Corp. (Hotels, Restaurants & Leisure)	297	77,057
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	2,091	655,027
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	13	19,145
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	233	18,053
Microsoft Corp. (Software)	6,635	2,063,351
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	63	13,021
Moderna, Inc.* (Biotechnology)	313	53,000
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	37	14,908
Monster Beverage Corp.* (Beverages)	170	14,742
Moody's Corp. (Capital Markets)	95	32,585
Morgan Stanley (Capital Markets)	620	63,575
Motorola Solutions, Inc. (Communications Equipment)	89	20,643
MSCI, Inc.—Class A (Capital Markets)	73	39,137
Nasdaq, Inc. (Capital Markets)	81	14,516
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	139	12,025
Netflix, Inc.* (Entertainment)	392	167,439
Newell Brands, Inc. (Household Durables)	172	3,992
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	609	90,175
NRG Energy, Inc. (Electric Utilities)	216	8,625
Nucor Corp. (Metals & Mining)	136	13,790
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,209	540,896
NVR, Inc.* (Household Durables)	2	10,654
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	149	30,611
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	319	12,017
Old Dominion Freight Line, Inc. (Road & Rail)	83	25,060
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	167	10,134
Oracle Corp. (Software)	1,423	115,491
O'Reilly Automotive, Inc.* (Specialty Retail)	58	37,802
Otis Worldwide Corp. (Machinery)	150	12,815
Paychex, Inc. (IT Services)	150	17,664
Paycom Software, Inc.* (Software)	32	10,730
PayPal Holdings, Inc.* (IT Services)	560	96,286
Pentair PLC (Machinery)	84	5,351
PepsiCo, Inc. (Beverages)	512	88,842
PerkinElmer, Inc. (Life Sciences Tools & Services)	111	19,111
Pfizer, Inc. (Pharmaceuticals)	2,676	140,998
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	113	24,735
Pool Corp. (Distributors)	34	16,193
Prologis, Inc. (Equity Real Estate Investment Trusts)	399	62,570

See accompanying notes to the financial statements.

72 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
PTC, Inc.* (Software)	45	$5,232
Public Storage (Equity Real Estate Investment Trusts)	81	29,041
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	46	6,315
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	988	173,651
Quanta Services, Inc. (Construction & Engineering)	68	6,985
Quest Diagnostics, Inc. (Health Care Providers & Services)	49	6,616
Raymond James Financial, Inc. (Capital Markets)	96	10,164
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	94	57,207
Regions Financial Corp. (Banks)	377	8,648
Republic Services, Inc. (Commercial Services & Supplies)	82	10,468
ResMed, Inc. (Health Care Equipment & Supplies)	75	17,145
Robert Half International, Inc. (Professional Services)	67	7,588
Rockwell Automation, Inc. (Electrical Equipment)	53	15,329
Rollins, Inc. (Commercial Services & Supplies)	88	2,715
S&P Global, Inc. (Capital Markets)	130	53,979
Salesforce.com, Inc.* (Software)	529	123,061
SBA Communications Corp. (Equity Real Estate Investment Trusts)	54	17,574
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	130	13,930
Sealed Air Corp. (Containers & Packaging)	70	4,754
ServiceNow, Inc.* (Software)	176	103,097
Signature Bank (Banks)	53	16,145
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	173	25,466
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	69	10,110
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	33	7,861
Starbucks Corp. (Hotels, Restaurants & Leisure)	531	52,208
STERIS PLC (Health Care Equipment & Supplies)	37	8,303
Stryker Corp. (Health Care Equipment & Supplies)	122	30,262
SVB Financial Group* (Banks)	51	29,779
Synchrony Financial (Consumer Finance)	274	11,670
Synopsys, Inc.* (Software)	91	28,256
T. Rowe Price Group, Inc. (Capital Markets)	139	21,466
Take-Two Interactive Software, Inc.* (Entertainment)	63	10,290
Target Corp. (Multiline Retail)	236	52,021
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	145	17,027
Tesla, Inc.* (Automobiles)	720	674,438
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	400	71,796
The Charles Schwab Corp. (Capital Markets)	902	79,105
The Estee Lauder Co., Inc. (Personal Products)	121	37,727
The Goldman Sachs Group, Inc. (Capital Markets)	300	106,403
The Hershey Co. (Food Products)	57	11,233
The Home Depot, Inc. (Specialty Retail)	709	260,189
The Sherwin-Williams Co. (Chemicals)	113	32,376
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	347	201,710
Tractor Supply Co. (Specialty Retail)	99	21,613
TransDigm Group, Inc.* (Aerospace & Defense)	21	12,940
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	122	8,804
Twitter, Inc.* (Interactive Media & Services)	338	12,678
Tyler Technologies, Inc.* (Software)	23	10,897
UDR, Inc. (Equity Real Estate Investment Trusts)	141	8,014
Ulta Beauty, Inc.* (Specialty Retail)	29	10,548
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	70	1,318
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	77	1,231
Union Pacific Corp. (Road & Rail)	233	56,981
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	277	56,012
United Rentals, Inc.* (Trading Companies & Distributors)	37	11,844
UnitedHealth Group, Inc. (Health Care Providers & Services)	351	165,872
VeriSign, Inc.* (IT Services)	40	8,687
Verisk Analytics, Inc. (Professional Services)	73	14,317
Vertex Pharmaceuticals, Inc.* (Biotechnology)	135	32,812
Visa, Inc.—Class A (IT Services)	638	144,297
Vulcan Materials Co. (Construction Materials)	55	10,467
Waste Management, Inc. (Commercial Services & Supplies)	172	25,876
Waters Corp.* (Life Sciences Tools & Services)	39	12,485
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	65	25,559
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	276	11,159
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	162	31,355
Xylem, Inc. (Machinery)	64	6,721
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	121	15,146
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	33	16,801
Zions Bancorp (Banks)	65	4,408
Zoetis, Inc. (Pharmaceuticals)	276	55,142
TOTAL COMMON STOCKS (Cost $5,879,021)		17,191,817

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $18,000	$18,000	$18,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,000)		18,000
TOTAL INVESTMENT SECURITIES (Cost $5,897,021)—100.0%		17,209,817
Net other assets (liabilities)—NM		(2,873)
NET ASSETS—100.0%		$17,206,944

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 73

Large-Cap Growth ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$28,218	0.2%
Air Freight & Logistics	73,184	0.4%
Auto Components	13,248	0.1%
Automobiles	674,438	3.9%
Banks	398,849	2.3%
Beverages	103,585	0.6%
Biotechnology	310,549	1.8%
Building Products	43,494	0.3%
Capital Markets	553,013	3.2%
Chemicals	135,152	0.8%
Commercial Services & Supplies	68,915	0.4%
Communications Equipment	144,801	0.8%
Construction & Engineering	6,985	NM
Construction Materials	22,919	0.1%
Consumer Finance	111,936	0.7%
Containers & Packaging	12,355	0.1%
Distributors	21,681	0.1%
Electric Utilities	8,625	0.1%
Electrical Equipment	30,860	0.2%
Electronic Equipment, Instruments & Components	81,560	0.5%
Entertainment	183,314	1.1%
Equity Real Estate Investment Trusts	342,832	2.0%
Food & Staples Retailing	101,026	0.6%
Food Products	11,233	0.1%
Health Care Equipment & Supplies	509,147	3.0%
Health Care Providers & Services	213,954	1.2%
Hotels, Restaurants & Leisure	204,914	1.2%
Household Durables	36,793	0.2%
Insurance	103,460	0.6%
Interactive Media & Services	2,057,870	12.0%
Internet & Direct Marketing Retail	1,194,718	6.9%
IT Services	619,517	3.6%
Life Sciences Tools & Services	362,252	2.1%
Machinery	107,525	0.6%
Metals & Mining	34,969	0.2%
Multiline Retail	52,021	0.3%
Oil, Gas & Consumable Fuels	142,057	0.8%
Personal Products	37,727	0.2%
Pharmaceuticals	377,862	2.2%
Professional Services	73,703	0.4%
Real Estate Management & Development	14,897	0.1%
Road & Rail	90,320	0.5%
Semiconductors & Semiconductor Equipment	1,420,212	8.3%
Software	2,946,743	17.1%
Specialty Retail	538,765	3.1%
Technology Hardware, Storage & Peripherals	2,451,334	14.2%
Textiles, Apparel & Luxury Goods	92,724	0.5%
Trading Companies & Distributors	25,561	0.2%
Other**	15,127	0.1%
Total	$17,206,944	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

74 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks (99.9%)

	Shares	Value
3M Co. (Industrial Conglomerates)	867	$143,939
A.O. Smith Corp. (Building Products)	98	7,489
Abbott Laboratories (Health Care Equipment & Supplies)	1,235	157,413
AbbVie, Inc. (Biotechnology)	1,215	166,322
ABIOMED, Inc.* (Health Care Equipment & Supplies)	29	8,580
Accenture PLC—Class A (IT Services)	399	141,078
Activision Blizzard, Inc. (Entertainment)	1,176	92,916
Advance Auto Parts, Inc. (Specialty Retail)	46	10,649
Aflac, Inc. (Insurance)	919	57,732
Agilent Technologies, Inc. (Life Sciences Tools & Services)	179	24,938
Air Products & Chemicals, Inc. (Chemicals)	334	94,227
Akamai Technologies, Inc.* (IT Services)	140	16,037
Alaska Air Group, Inc.* (Airlines)	201	11,003
Albemarle Corp. (Chemicals)	61	13,465
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	211	41,111
Allegion PLC (Building Products)	136	16,691
Alliant Energy Corp. (Electric Utilities)	385	23,046
Altria Group, Inc. (Tobacco)	2,772	141,039
Amcor PLC (Containers & Packaging)	2,310	27,743
Ameren Corp. (Multi-Utilities)	385	34,165
American Airlines Group, Inc.* (Airlines)	982	16,174
American Electric Power Co., Inc. (Electric Utilities)	757	68,433
American Express Co. (Consumer Finance)	522	93,866
American International Group, Inc. (Insurance)	1,252	72,303
American Tower Corp. (Equity Real Estate Investment Trusts)	334	84,002
American Water Works Co., Inc. (Water Utilities)	272	43,738
Ameriprise Financial, Inc. (Capital Markets)	73	22,215
AmerisourceBergen Corp. (Health Care Providers & Services)	223	30,373
AMETEK, Inc. (Electrical Equipment)	351	48,006
Amgen, Inc. (Biotechnology)	494	112,207
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	419	33,348
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	800	131,176
ANSYS, Inc.* (Software)	53	18,021
Anthem, Inc. (Health Care Providers & Services)	365	160,961
Aon PLC (Insurance)	136	37,596
APA Corp. (Oil, Gas & Consumable Fuels)	244	8,103
Aptiv PLC* (Auto Components)	237	32,369
Archer-Daniels-Midland Co. (Food Products)	841	63,075
Arthur J. Gallagher & Co. (Insurance)	175	27,640
Assurant, Inc. (Insurance)	87	13,268
AT&T, Inc. (Diversified Telecommunication Services)	10,731	273,641
Atmos Energy Corp. (Gas Utilities)	192	20,586
Autodesk, Inc.* (Software)	116	28,976
Automatic Data Processing, Inc. (IT Services)	293	60,408
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	124	30,285
Avery Dennison Corp. (Containers & Packaging)	61	12,531
Baker Hughes Co.—Class A (Energy Equipment & Services)	1,320	36,221
Ball Corp. (Containers & Packaging)	483	46,899
Bank of America Corp. (Banks)	6,060	279,608
Bath & Body Works, Inc. (Specialty Retail)	140	7,850
Baxter International, Inc. (Health Care Equipment & Supplies)	754	64,422
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	428	108,772
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	2,750	860,805
Best Buy Co., Inc. (Specialty Retail)	334	33,160
Biogen, Inc.* (Biotechnology)	218	49,268
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	14	8,396
BlackRock, Inc.—Class A (Capital Markets)	109	89,700
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	61	149,825
BorgWarner, Inc. (Auto Components)	370	16,225
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	211	23,649
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,147	92,106
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,345	217,057
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	262	153,501
Broadridge Financial Solutions, Inc. (IT Services)	103	16,400
Brown & Brown, Inc. (Insurance)	103	6,827
Brown-Forman Corp.—Class B (Beverages)	274	18,476
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	190	19,884
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	114	8,680
Campbell Soup Co. (Food Products)	310	13,677
Capital One Financial Corp. (Consumer Finance)	334	49,008
Cardinal Health, Inc. (Health Care Providers & Services)	434	22,381
CarMax, Inc.* (Specialty Retail)	114	12,673
Carnival Corp.*—Class A (Hotels, Restaurants & Leisure)	1,217	24,109
Carrier Global Corp. (Building Products)	1,310	62,461
Catalent, Inc.* (Pharmaceuticals)	109	11,328
Caterpillar, Inc. (Machinery)	808	162,860
Cboe Global Markets, Inc. (Capital Markets)	73	8,653
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	251	25,436
CDW Corp. (Electronic Equipment, Instruments & Components)	87	16,447
Celanese Corp. (Chemicals)	96	14,948
Centene Corp.* (Health Care Providers & Services)	874	67,962
CenterPoint Energy, Inc. (Multi-Utilities)	951	26,970
Ceridian HCM Holding, Inc.* (Software)	123	9,326
Cerner Corp. (Health Care Technology)	445	40,584
CF Industries Holdings, Inc. (Chemicals)	123	8,471
Charter Communications, Inc.*—Class A (Media)	179	106,207
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,891	379,675
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	14	20,798
Chubb, Ltd. (Insurance)	640	126,258
Church & Dwight Co., Inc. (Household Products)	365	37,467
Cigna Corp. (Health Care Providers & Services)	494	113,847
Cincinnati Financial Corp. (Insurance)	114	13,433
Cintas Corp. (Commercial Services & Supplies)	76	29,756

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 75

Common Stocks, continued

	Shares	Value
Cisco Systems, Inc. (Communications Equipment)	3,489	$194,232
Citigroup, Inc. (Banks)	2,985	194,383
Citizens Financial Group, Inc. (Banks)	646	33,250
Citrix Systems, Inc. (Software)	187	19,063
CME Group, Inc. (Capital Markets)	534	122,553
CMS Energy Corp. (Multi-Utilities)	437	28,134
Cognizant Technology Solutions Corp.— Class A (IT Services)	785	67,055
Colgate-Palmolive Co. (Household Products)	1,274	105,041
Comcast Corp.—Class A (Media)	6,848	342,331
Comerica, Inc. (Banks)	109	10,113
Conagra Brands, Inc. (Food Products)	728	25,305
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,981	175,556
Consolidated Edison, Inc. (Multi-Utilities)	531	45,905
Constellation Brands, Inc.—Class A (Beverages)	240	57,060
Copart, Inc.* (Commercial Services & Supplies)	109	14,088
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,155	48,556
Corteva, Inc. (Chemicals)	1,098	52,792
Costco Wholesale Corp. (Food & Staples Retailing)	324	163,662
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	1,220	26,718
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	357	65,156
CSX Corp. (Road & Rail)	3,333	114,055
Cummins, Inc. (Machinery)	214	47,268
CVS Health Corp. (Health Care Providers & Services)	1,990	211,955
D.R. Horton, Inc. (Household Durables)	225	20,075
Danaher Corp. (Health Care Equipment & Supplies)	305	87,166
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	190	26,575
DaVita, Inc.* (Health Care Providers & Services)	103	11,162
Deere & Co. (Machinery)	225	84,690
Delta Air Lines, Inc.* (Airlines)	959	38,063
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	332	17,735
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	427	63,721
Discovery, Inc.*(a) (Media)	259	7,229
Discovery, Inc.*(a)—Class C (Media)	468	12,800
DISH Network Corp.*—Class A (Media)	372	11,681
Dollar General Corp. (Multiline Retail)	351	73,177
Dollar Tree, Inc.* (Multiline Retail)	343	45,008
Dominion Energy, Inc. (Multi-Utilities)	1,226	98,889
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	16	7,274
Dover Corp. (Machinery)	116	19,710
Dow, Inc. (Chemicals)	1,119	66,838
DTE Energy Co. (Multi-Utilities)	291	35,045
Duke Energy Corp. (Electric Utilities)	1,150	120,819
Duke Realty Corp. (Equity Real Estate Investment Trusts)	206	11,903
DuPont de Nemours, Inc. (Chemicals)	781	59,825
DXC Technology Co.* (IT Services)	385	11,581
Eastman Chemical Co. (Chemicals)	200	23,786
Eaton Corp. PLC (Electrical Equipment)	597	94,583
eBay, Inc. (Internet & Direct Marketing Retail)	215	12,915
Ecolab, Inc. (Chemicals)	379	71,802
Edison International (Electric Utilities)	570	35,790
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	351	38,329
Electronic Arts, Inc. (Entertainment)	418	55,452
Emerson Electric Co. (Electrical Equipment)	898	82,571
Entergy Corp. (Electric Utilities)	301	33,643
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	471	52,507
Equinix, Inc. (Equity Real Estate Investment Trusts)	76	55,092
Equity Residential (Equity Real Estate Investment Trusts)	509	45,164
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	61	20,283
Everest Re Group, Ltd. (Insurance)	61	17,287
Evergy, Inc. (Electric Utilities)	351	22,801
Eversource Energy (Electric Utilities)	515	46,087
Exelon Corp. (Electric Utilities)	1,473	85,360
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	218	39,957
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6,362	483,258
F5, Inc.* (Communications Equipment)	46	9,551
FactSet Research Systems, Inc. (Capital Markets)	21	8,860
Fastenal Co. (Trading Companies & Distributors)	443	25,109
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	61	7,777
FedEx Corp. (Air Freight & Logistics)	368	90,476
Fidelity National Information Services, Inc. (IT Services)	910	109,127
Fifth Third Bancorp (Banks)	1,034	46,147
First Horizon Corp. (Banks)	1	15
FirstEnergy Corp. (Electric Utilities)	828	34,743
Fiserv, Inc.* (IT Services)	891	94,179
FleetCor Technologies, Inc.* (IT Services)	124	29,544
FMC Corp. (Chemicals)	187	20,639
Ford Motor Co. (Automobiles)	5,899	119,750
Fortive Corp. (Machinery)	531	37,457
Fortune Brands Home & Security, Inc. (Building Products)	113	10,641
Fox Corp.—Class A (Media)	489	19,858
Fox Corp.—Class B (Media)	227	8,440
Franklin Resources, Inc. (Capital Markets)	240	7,673
Freeport-McMoRan, Inc. (Metals & Mining)	1,233	45,892
Garmin, Ltd. (Household Durables)	114	14,184
General Dynamics Corp. (Aerospace & Defense)	351	74,447
General Electric Co. (Industrial Conglomerates)	1,657	156,553
General Mills, Inc. (Food Products)	919	63,117
General Motors Co.* (Automobiles)	2,191	115,531
Genuine Parts Co. (Distributors)	211	28,112
Gilead Sciences, Inc. (Biotechnology)	1,879	129,050
Global Payments, Inc. (IT Services)	433	64,898
Globe Life, Inc. (Insurance)	140	14,322
Halliburton Co. (Energy Equipment & Services)	1,352	41,560
Hartford Financial Services Group, Inc. (Insurance)	517	37,157
Hasbro, Inc. (Leisure Products)	190	17,571
HCA Healthcare, Inc. (Health Care Providers & Services)	148	35,527

See accompanying notes to the financial statements.

76 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	814	$28,791
Henry Schein, Inc.* (Health Care Providers & Services)	207	15,587
Hess Corp. (Oil, Gas & Consumable Fuels)	114	10,521
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,973	32,219
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	240	34,826
Hologic, Inc.* (Health Care Equipment & Supplies)	99	6,954
Honeywell International, Inc. (Industrial Conglomerates)	1,042	213,069
Hormel Foods Corp. (Food Products)	433	20,555
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	1,080	18,727
Howmet Aerospace, Inc. (Aerospace & Defense)	590	18,343
HP, Inc. (Technology Hardware, Storage & Peripherals)	871	31,992
Humana, Inc. (Health Care Providers & Services)	190	74,575
Huntington Bancshares, Inc. (Banks)	2,179	32,816
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	61	11,419
IDEX Corp. (Machinery)	73	15,727
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	35	17,756
IHS Markit, Ltd. (Professional Services)	309	36,087
Illinois Tool Works, Inc. (Machinery)	251	58,714
Illumina, Inc.* (Life Sciences Tools & Services)	116	40,463
Incyte Corp.* (Biotechnology)	162	12,041
Ingersoll Rand, Inc. (Machinery)	619	34,794
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,112	298,387
Intercontinental Exchange, Inc. (Capital Markets)	365	46,231
International Business Machines Corp. (IT Services)	1,346	179,785
International Flavors & Fragrances, Inc. (Chemicals)	380	50,130
International Paper Co. (Containers & Packaging)	594	28,661
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	161	45,753
Invesco, Ltd. (Capital Markets)	520	11,783
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	53	8,187
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	76	18,612
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	174	7,990
J.B. Hunt Transport Services, Inc. (Road & Rail)	53	10,205
Jack Henry & Associates, Inc. (IT Services)	114	19,130
Jacobs Engineering Group, Inc. (Professional Services)	110	14,320
Johnson & Johnson (Pharmaceuticals)	3,950	680,547
Johnson Controls International PLC (Building Products)	413	30,013
JPMorgan Chase & Co. (Banks)	2,394	355,748
Juniper Networks, Inc. (Communications Equipment)	501	17,445
Kellogg Co. (Food Products)	388	24,444
KeyCorp (Banks)	1,396	34,984
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	76	12,830
Kimberly-Clark Corp. (Household Products)	502	69,100
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	932	22,610
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,933	50,917
L3Harris Technologies, Inc. (Aerospace & Defense)	164	34,324
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	73	19,809
Lamb Weston Holding, Inc. (Food Products)	231	14,833
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	520	22,776
Leidos Holdings, Inc. (Professional Services)	211	18,874
Lennar Corp.—Class A (Household Durables)	412	39,597
Lincoln National Corp. (Insurance)	255	17,845
Linde PLC (Chemicals)	379	120,779
Live Nation Entertainment, Inc.* (Entertainment)	116	12,703
LKQ Corp. (Distributors)	236	12,954
Lockheed Martin Corp. (Aerospace & Defense)	368	143,200
Loews Corp. (Insurance)	309	18,435
Lumen Technologies, Inc. (Diversified Telecommunication Services)	1,393	17,217
LyondellBasell Industries N.V.—Class A (Chemicals)	394	38,112
M&T Bank Corp. (Banks)	190	32,182
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,168	22,741
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	933	66,943
MarketAxess Holdings, Inc. (Capital Markets)	28	9,645
Marriott International, Inc.*—Class A (Hotels, Restaurants & Leisure)	412	66,324
Marsh & McLennan Cos., Inc. (Insurance)	293	45,017
Martin Marietta Materials, Inc. (Construction Materials)	35	13,619
Masco Corp. (Building Products)	190	12,033
Mastercard, Inc.—Class A (IT Services)	689	266,216
Match Group, Inc.* (Interactive Media & Services)	418	47,109
McCormick & Co., Inc. (Food Products)	379	38,017
McDonald's Corp. (Hotels, Restaurants & Leisure)	615	159,563
McKesson Corp. (Health Care Providers & Services)	225	57,762
Medtronic PLC (Health Care Equipment & Supplies)	2,021	209,153
Merck & Co., Inc. (Pharmaceuticals)	3,801	309,705
MetLife, Inc. (Insurance)	1,073	71,955
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	14	20,618
MGM Resorts International (Hotels, Restaurants & Leisure)	595	25,418
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	428	33,161
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,684	138,543
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	73	15,088
Mohawk Industries, Inc.* (Household Durables)	87	13,735

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 77

Common Stocks, continued

	Shares	Value
Molson Coors Beverage Co.—Class B (Beverages)	283	$13,488
Mondelez International, Inc.—Class A (Food Products)	2,104	141,031
Monster Beverage Corp.* (Beverages)	272	23,588
Moody's Corp. (Capital Markets)	87	29,841
Morgan Stanley (Capital Markets)	1,095	112,281
Motorola Solutions, Inc. (Communications Equipment)	109	25,281
Nasdaq, Inc. (Capital Markets)	35	6,272
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	98	8,478
Newell Brands, Inc. (Household Durables)	265	6,151
Newmont Corp. (Metals & Mining)	1,205	73,710
News Corp.—Class A (Media)	594	13,211
News Corp.—Class B (Media)	189	4,203
NextEra Energy, Inc. (Electric Utilities)	2,944	229,984
Nielsen Holdings PLC (Professional Services)	546	10,298
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	885	131,042
NiSource, Inc. (Multi-Utilities)	596	17,391
Norfolk Southern Corp. (Road & Rail)	368	100,092
Northern Trust Corp. (Capital Markets)	308	35,925
Northrop Grumman Corp. (Aerospace & Defense)	223	82,488
NortonLifelock, Inc. (Software)	882	22,941
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	563	11,727
Nucor Corp. (Metals & Mining)	192	19,469
NVR, Inc.* (Household Durables)	2	10,654
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	148	30,405
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	789	29,722
Omnicom Group, Inc. (Media)	317	23,889
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	383	23,240
Organon & Co. (Pharmaceuticals)	385	12,285
Otis Worldwide Corp. (Machinery)	380	32,463
PACCAR, Inc. (Machinery)	517	48,076
Packaging Corp. of America (Containers & Packaging)	140	21,088
Parker-Hannifin Corp. (Machinery)	190	58,902
Paychex, Inc. (IT Services)	223	26,260
Paycom Software, Inc.* (Software)	16	5,365
PayPal Holdings, Inc.* (IT Services)	808	138,928
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	261	11,904
Pentair PLC (Machinery)	99	6,306
People's United Financial, Inc. (Banks)	653	12,655
PepsiCo, Inc. (Beverages)	1,201	208,397
Pfizer, Inc. (Pharmaceuticals)	3,884	204,648
Philip Morris International, Inc. (Tobacco)	2,340	240,669
Phillips 66 (Oil, Gas & Consumable Fuels)	666	56,470
Pinnacle West Capital Corp. (Electric Utilities)	165	11,486
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	148	32,396
PPG Industries, Inc. (Chemicals)	357	55,763
PPL Corp. (Electric Utilities)	1,135	33,687
Principal Financial Group, Inc. (Insurance)	370	27,032
Prologis, Inc. (Equity Real Estate Investment Trusts)	428	67,119
Prudential Financial, Inc. (Insurance)	563	62,814
PTC, Inc.* (Software)	82	9,533
Public Service Enterprise Group, Inc. (Multi-Utilities)	767	51,029
Public Storage (Equity Real Estate Investment Trusts)	96	34,419
PulteGroup, Inc. (Household Durables)	382	20,128
PVH Corp. (Textiles, Apparel & Luxury Goods)	109	10,356
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	87	11,943
Quanta Services, Inc. (Construction & Engineering)	103	10,580
Quest Diagnostics, Inc. (Health Care Providers & Services)	103	13,907
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	76	8,424
Raymond James Financial, Inc. (Capital Markets)	113	11,963
Raytheon Technologies Corp. (Aerospace & Defense)	2,250	202,927
Realty Income Corp. (Equity Real Estate Investment Trusts)	858	59,554
Regency Centers Corp. (Equity Real Estate Investment Trusts)	228	16,359
Regions Financial Corp. (Banks)	787	18,054
Republic Services, Inc. (Commercial Services & Supplies)	175	22,341
ResMed, Inc. (Health Care Equipment & Supplies)	96	21,946
Robert Half International, Inc. (Professional Services)	53	6,003
Rockwell Automation, Inc. (Electrical Equipment)	87	25,162
Rollins, Inc. (Commercial Services & Supplies)	194	5,985
Roper Technologies, Inc. (Industrial Conglomerates)	161	70,383
Ross Stores, Inc. (Specialty Retail)	531	51,905
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	340	26,455
S&P Global, Inc. (Capital Markets)	140	58,131
Salesforce.com, Inc.* (Software)	575	133,761
SBA Communications Corp. (Equity Real Estate Investment Trusts)	76	24,733
Schlumberger, Ltd. (Energy Equipment & Services)	2,117	82,711
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	87	9,322
Sealed Air Corp. (Containers & Packaging)	96	6,520
Sempra Energy (Multi-Utilities)	479	66,179
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	192	28,262
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	136	19,927
Snap-on, Inc. (Machinery)	82	17,077
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	16	3,812
Southwest Airlines Co.* (Airlines)	897	40,149
Stanley Black & Decker, Inc. (Machinery)	240	41,916
Starbucks Corp. (Hotels, Restaurants & Leisure)	872	85,736
State Street Corp. (Capital Markets)	544	51,408
STERIS PLC (Health Care Equipment & Supplies)	92	20,645

See accompanying notes to the financial statements.

78 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Stryker Corp. (Health Care Equipment & Supplies)	293	$72,679
Synchrony Financial (Consumer Finance)	365	15,545
Synopsys, Inc.* (Software)	76	23,598
Sysco Corp. (Food & Staples Retailing)	774	60,488
T. Rowe Price Group, Inc. (Capital Markets)	109	16,833
Take-Two Interactive Software, Inc.* (Entertainment)	73	11,924
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	421	15,977
Target Corp. (Multiline Retail)	326	71,860
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	488	69,789
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	76	32,029
Teleflex, Inc. (Health Care Equipment & Supplies)	76	23,574
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	702	126,002
Textron, Inc. (Aerospace & Defense)	324	22,051
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,010	22,402
The Allstate Corp. (Insurance)	428	51,647
The Bank of New York Mellon Corp. (Capital Markets)	1,149	68,090
The Boeing Co.* (Aerospace & Defense)	819	163,996
The Charles Schwab Corp. (Capital Markets)	727	63,758
The Clorox Co. (Household Products)	179	30,047
The Coca-Cola Co. (Beverages)	5,851	356,969
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	76	30,271
The Estee Lauder Co., Inc. (Personal Products)	140	43,651
The Gap, Inc. (Specialty Retail)	325	5,873
The Hershey Co. (Food Products)	124	24,437
The Home Depot, Inc. (Specialty Retail)	380	139,452
The Interpublic Group of Cos., Inc. (Media)	601	21,360
The JM Smucker Co.—Class A (Food Products)	161	22,633
The Kraft Heinz Co. (Food Products)	1,078	38,592
The Kroger Co. (Food & Staples Retailing)	1,019	44,418
The Mosaic Co. (Chemicals)	560	22,372
The PNC Financial Services Group, Inc. (Banks)	634	130,598
The Procter & Gamble Co. (Household Products)	3,633	582,916
The Progressive Corp. (Insurance)	877	95,294
The Sherwin-Williams Co. (Chemicals)	164	46,988
The Southern Co. (Electric Utilities)	1,597	110,976
The TJX Cos., Inc. (Specialty Retail)	1,804	129,834
The Travelers Cos., Inc. (Insurance)	373	61,985
The Walt Disney Co.* (Entertainment)	2,734	390,880
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,838	55,030
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	877	94,865
Trane Technologies PLC (Building Products)	357	61,797
TransDigm Group, Inc.* (Aerospace & Defense)	46	28,345
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	162	11,690
Truist Financial Corp. (Banks)	2,004	125,891
Twitter, Inc.* (Interactive Media & Services)	630	23,631
Tyler Technologies, Inc.* (Software)	21	9,950
Tyson Foods, Inc.—Class A (Food Products)	439	39,901
U.S. Bancorp (Banks)	2,032	118,242
UDR, Inc. (Equity Real Estate Investment Trusts)	206	11,709
Ulta Beauty, Inc.* (Specialty Retail)	35	12,731
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	165	3,107
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	187	2,990
Union Pacific Corp. (Road & Rail)	563	137,682
United Airlines Holdings , Inc.* (Airlines)	492	21,097
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	627	126,786
United Rentals, Inc.* (Trading Companies & Distributors)	46	14,726
UnitedHealth Group, Inc. (Health Care Providers & Services)	817	386,091
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	110	14,307
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	619	51,358
Ventas, Inc. (Equity Real Estate Investment Trusts)	607	32,183
VeriSign, Inc.* (IT Services)	76	16,506
Verisk Analytics, Inc. (Professional Services)	116	22,751
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,224	331,303
Vertex Pharmaceuticals, Inc.* (Biotechnology)	148	35,971
VF Corp. (Textiles, Apparel & Luxury Goods)	492	32,083
ViacomCBS, Inc.—Class B (Media)	917	30,674
Viatris, Inc. (Pharmaceuticals)	1,829	27,380
Visa, Inc.—Class A (IT Services)	1,435	324,554
Vornado Realty Trust (Equity Real Estate Investment Trusts)	253	10,376
Vulcan Materials Co. (Construction Materials)	109	20,744
W.R. Berkley Corp. (Insurance)	211	17,830
W.W. Grainger, Inc. (Trading Companies & Distributors)	73	36,143
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,085	53,990
Walmart, Inc. (Food & Staples Retailing)	2,134	298,355
Waste Management, Inc. (Commercial Services & Supplies)	283	42,574
Waters Corp.* (Life Sciences Tools & Services)	21	6,723
WEC Energy Group, Inc. (Multi-Utilities)	471	45,706
Wells Fargo & Co. (Banks)	6,000	322,800
Welltower, Inc. (Equity Real Estate Investment Trusts)	653	56,569
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	477	24,680
Westinghouse Air Brake Technologies Corp. (Machinery)	283	25,159
WestRock Co. (Containers & Packaging)	406	18,741
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	654	26,441
Whirlpool Corp. (Household Durables)	92	19,337
Willis Towers Watson PLC (Insurance)	187	43,751
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	161	13,757
Xcel Energy, Inc. (Electric Utilities)	810	56,425
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	103	19,936
Xylem, Inc. (Machinery)	161	16,908
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	237	29,665

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 79

Common Stocks, continued

	Shares	Value
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	21	$10,692
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	314	38,628
Zions Bancorp (Banks)	124	8,410
Zoetis, Inc. (Pharmaceuticals)	237	47,350
TOTAL COMMON STOCKS (Cost $26,400,955)		28,214,883

Collateral for Securities Loaned(b) (0.1%)

BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(c)	14,853	14,853
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $14,853)		14,853
TOTAL INVESTMENT SECURITIES (Cost $26,415,808)—100.0%		28,229,736
Net other assets (liabilities)—NM		(13,744)
NET ASSETS—100.0%		$28,215,992

*	Non-income producing security.

(a)	All or part of this security was on loan as of January 31, 2022. The total value of securities on loan as of January 31, 2022 was $14,917.

(b)	Securities were purchased with cash collateral held from securities on loan at January 31, 2022.

(c)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2022.

Large-Cap Value ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$781,541	2.8%
Air Freight & Logistics	237,146	0.8%
Airlines	126,486	0.4%
Auto Components	48,594	0.2%
Automobiles	235,281	0.8%
Banks	1,755,896	6.2%
Beverages	677,978	2.4%
Biotechnology	504,859	1.8%
Building Products	201,125	0.7%
Capital Markets	781,815	2.8%
Chemicals	760,937	2.7%
Commercial Services & Supplies	114,744	0.4%
Communications Equipment	246,509	0.9%
Construction & Engineering	10,580	NM
Construction Materials	34,363	0.1%
Consumer Finance	158,419	0.6%
Containers & Packaging	162,183	0.6%
Distributors	41,066	0.1%
Diversified Financial Services	860,805	3.0%
Diversified Telecommunication Services	622,161	2.2%
Electric Utilities	913,280	3.2%
Electrical Equipment	250,322	0.9%
Electronic Equipment, Instruments & Components	243,568	0.9%
Energy Equipment & Services	160,492	0.6%
Entertainment	563,875	2.0%
Equity Real Estate Investment Trusts	909,072	3.2%
Food & Staples Retailing	620,913	2.2%
Food Products	529,617	1.9%
Gas Utilities	20,586	0.1%
Health Care Equipment & Supplies	1,061,882	3.8%
Health Care Providers & Services	1,236,206	4.4%
Health Care Technology	40,584	0.1%
Hotels, Restaurants & Leisure	765,369	2.7%
Household Durables	143,861	0.5%
Household Products	824,571	2.9%
Independent Power and Renewable Electricity Producers	22,402	0.1%
Industrial Conglomerates	583,944	2.1%
Insurance	937,428	3.3%
Interactive Media & Services	70,740	0.2%
Internet & Direct Marketing Retail	12,915	NM
IT Services	1,581,686	5.6%
Leisure Products	17,571	0.1%
Life Sciences Tools & Services	119,750	0.4%
Machinery	708,027	2.5%
Media	601,883	2.1%
Metals & Mining	139,071	0.5%
Multiline Retail	190,045	0.7%
Multi-Utilities	449,413	1.6%
Oil, Gas & Consumable Fuels	1,525,155	5.4%
Personal Products	43,651	0.2%
Pharmaceuticals	1,510,300	5.3%
Professional Services	108,333	0.4%
Real Estate Management & Development	25,436	0.1%
Road & Rail	362,034	1.3%
Semiconductors & Semiconductor Equipment	966,793	3.4%
Software	280,534	1.0%
Specialty Retail	404,127	1.4%
Technology Hardware, Storage & Peripherals	106,691	0.4%
Textiles, Apparel & Luxury Goods	203,979	0.7%
Tobacco	381,708	1.4%
Trading Companies & Distributors	75,978	0.3%
Water Utilities	43,738	0.2%
Wireless Telecommunication Services	94,865	0.3%
Other**	1,109	0.1%
Total	$28,215,992	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

80 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks (100.0%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	160	$5,499
Acuity Brands, Inc. (Electrical Equipment)	103	19,727
Affiliated Managers Group, Inc. (Capital Markets)	119	17,399
Alcoa Corp. (Metals & Mining)	221	12,533
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	224	11,706
American Eagle Outfitters, Inc. (Specialty Retail)	188	4,292
American Financial Group, Inc. (Insurance)	92	11,986
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	120	2,642
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	952	9,472
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	220	11,620
AptarGroup, Inc. (Containers & Packaging)	89	10,440
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	308	16,250
ASGN, Inc.* (Professional Services)	153	17,575
Ashland Global Holdings, Inc. (Chemicals)	72	6,915
Aspen Technology, Inc.* (Software)	196	29,430
AutoNation, Inc.* (Specialty Retail)	54	5,886
Avient Corp. (Chemicals)	268	13,338
Avis Budget Group, Inc.* (Road & Rail)	118	20,789
Axon Enterprise, Inc.* (Aerospace & Defense)	190	26,587
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	221	18,639
Bank of Hawaii Corp. (Banks)	51	4,390
Bank OZK (Banks)	166	7,777
Blackbaud, Inc.* (Software)	80	5,451
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	240	14,270
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	478	12,122
Bruker Corp. (Life Sciences Tools & Services)	298	19,847
Brunswick Corp. (Leisure Products)	226	20,519
Builders FirstSource, Inc.* (Building Products)	561	38,142
Cable One, Inc. (Media)	9	13,902
Calix, Inc.* (Communications Equipment)	160	8,045
Camden Property Trust (Equity Real Estate Investment Trusts)	300	48,026
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	269	16,159
Carlisle Cos., Inc. (Industrial Conglomerates)	153	34,186
Cathay General Bancorp (Banks)	88	3,974
CDK Global, Inc. (Software)	163	7,004
Cerence, Inc.* (Software)	57	3,619
ChampionX Corp.* (Energy Equipment & Services)	280	6,272
Chemed Corp. (Health Care Providers & Services)	26	12,192
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	64	9,178
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	101	21,240
Ciena Corp.* (Communications Equipment)	288	19,097
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	83	7,424
Clean Harbors, Inc.* (Commercial Services & Supplies)	86	7,959
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,336	22,899
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	54	9,768
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	291	4,316
Cognex Corp. (Electronic Equipment, Instruments & Components)	326	21,666
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	73	18,869
Colfax Corp.* (Machinery)	162	6,661
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	52	4,829
Commerce Bancshares, Inc. (Banks)	163	11,232
CommVault Systems, Inc.* (Software)	86	5,802
Concentrix Corp. (IT Services)	127	25,526
Crane Co. (Machinery)	72	7,453
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	174	17,856
Cullen/Frost Bankers, Inc. (Banks)	95	13,396
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	242	21,744
Darling Ingredients, Inc.* (Food Products)	477	30,419
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	83	26,579
Dick's Sporting Goods, Inc. (Specialty Retail)	189	21,811
Digital Turbine, Inc.* (Software)	257	11,347
Donaldson Co., Inc. (Machinery)	186	10,353
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	236	7,368
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	118	6,101
Dycom Industries, Inc.* (Construction & Engineering)	35	2,950
Eagle Materials, Inc. (Construction Materials)	119	17,356
East West Bancorp, Inc. (Banks)	416	35,918
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	119	23,789
Envestnet, Inc.* (Software)	85	6,285
Essential Utilities, Inc. (Water Utilities)	425	20,715
Euronet Worldwide, Inc.* (IT Services)	53	7,096
Evercore Partners, Inc.—Class A (Capital Markets)	112	13,980
Exelixis, Inc.* (Biotechnology)	492	8,905
Fair Isaac Corp.* (Software)	46	22,770
Federated Hermes, Inc.—Class B (Capital Markets)	134	4,437
First American Financial Corp. (Insurance)	148	11,027
First Financial Bankshares, Inc. (Banks)	377	17,715
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	265	16,107
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	173	13,560
Five Below, Inc.* (Specialty Retail)	165	27,060
Fox Factory Holding Corp.* (Auto Components)	123	16,367
FTI Consulting, Inc.* (Professional Services)	101	14,727
GameStop Corp.*(a)—Class A (Specialty Retail)	184	20,043
Genpact, Ltd. (IT Services)	335	16,666
Gentex Corp. (Auto Components)	367	11,524
Glacier Bancorp, Inc. (Banks)	319	16,566
Globus Medical, Inc.* (Health Care Equipment & Supplies)	141	9,409
Graco, Inc. (Machinery)	299	21,695
GXO Logistics, Inc.* (Air Freight & Logistics)	289	23,470

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 81

Common Stocks, continued

	Shares	Value
H&R Block, Inc. (Diversified Consumer Services)	236	$5,395
Halozyme Therapeutics, Inc.* (Biotechnology)	413	14,294
Hancock Whitney Corp. (Banks)	113	5,957
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	203	6,297
HealthEquity, Inc.* (Health Care Providers & Services)	163	8,711
Helen of Troy, Ltd.* (Household Durables)	70	14,653
Home BancShares, Inc. (Banks)	162	3,817
Hubbell, Inc. (Electrical Equipment)	86	16,107
IAA, Inc.* (Commercial Services & Supplies)	215	9,875
ICU Medical, Inc.* (Health Care Equipment & Supplies)	29	6,187
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	150	9,510
Ingevity Corp.* (Chemicals)	62	4,086
Insperity, Inc. (Professional Services)	105	11,291
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	109	7,057
Interactive Brokers Group, Inc. (Capital Markets)	157	10,706
Iridium Communications, Inc.* (Diversified Telecommunication Services)	205	7,355
ITT, Inc. (Machinery)	142	13,053
Jabil, Inc. (Electronic Equipment, Instruments & Components)	186	11,437
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	44	4,006
Janus Henderson Group PLC (Capital Markets)	229	8,450
Jefferies Financial Group, Inc. (Diversified Financial Services)	576	21,105
John Wiley & Sons, Inc.—Class A (Media)	62	3,147
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	73	18,308
KBR, Inc. (Professional Services)	268	11,631
Kinsale Capital Group, Inc. (Insurance)	62	12,421
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	168	18,608
Lancaster Colony Corp. (Food Products)	29	4,604
Landstar System, Inc. (Road & Rail)	73	11,680
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	402	22,198
Lennox International, Inc. (Building Products)	56	15,883
Life Storage, Inc. (Equity Real Estate Investment Trusts)	240	32,388
Lincoln Electric Holdings, Inc. (Machinery)	101	12,912
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	44	11,879
LivaNova PLC* (Health Care Equipment & Supplies)	95	7,135
LiveRamp Holdings, Inc.* (IT Services)	199	8,885
Louisiana-Pacific Corp. (Paper & Forest Products)	258	17,142
Lumentum Holdings, Inc.* (Communications Equipment)	97	9,844
Manhattan Associates, Inc.* (Software)	186	24,899
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	55	8,931
Masimo Corp.* (Health Care Equipment & Supplies)	149	32,761
MasTec, Inc.* (Construction & Engineering)	86	7,407
Mattel, Inc.* (Leisure Products)	1,029	21,526
MAXIMUS, Inc. (IT Services)	183	14,150
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	86	15,262
Mimecast, Ltd.* (Software)	184	14,667
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	89	13,824
Molina Healthcare, Inc.* (Health Care Providers & Services)	86	24,980
MSA Safety, Inc. (Commercial Services & Supplies)	53	7,282
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	425	13,430
National Fuel Gas Co. (Gas Utilities)	141	8,563
National Instruments Corp. (Electronic Equipment, Instruments & Components)	204	8,409
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	230	10,207
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	240	14,774
Navient Corp. (Consumer Finance)	473	8,244
Neogen Corp.* (Health Care Equipment & Supplies)	185	6,747
Neurocrine Biosciences, Inc.* (Biotechnology)	280	22,126
Nordson Corp. (Machinery)	97	22,556
nVent Electric PLC (Electrical Equipment)	291	10,066
OGE Energy Corp. (Electric Utilities)	220	8,342
Olin Corp. (Chemicals)	421	21,332
Option Care Health, Inc.* (Health Care Providers & Services)	408	9,535
PacWest Bancorp (Banks)	345	16,018
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	97	11,975
Paylocity Holding Corp.* (Software)	116	23,662
Penumbra, Inc.* (Health Care Equipment & Supplies)	103	23,279
Pinnacle Financial Partners, Inc. (Banks)	224	21,663
Polaris, Inc. (Leisure Products)	73	8,219
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	86	4,626
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	178	14,366
Primerica, Inc. (Insurance)	72	11,112
Progyny, Inc.* (Health Care Providers & Services)	126	5,103
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	37	6,178
Qualys, Inc.* (Software)	98	12,558
Quidel Corp.* (Health Care Equipment & Supplies)	110	11,370
R1 RCM, Inc.* (Health Care Providers & Services)	227	5,398
Rayonier, Inc. (Equity Real Estate Investment Trusts)	253	9,245
Regal Rexnord Corp. (Electrical Equipment)	85	13,471
Repligen Corp.* (Biotechnology)	152	30,147
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	445	32,561
RH* (Specialty Retail)	51	20,544
RLI Corp. (Insurance)	67	7,020
Royal Gold, Inc. (Metals & Mining)	113	11,475
RPM International, Inc. (Chemicals)	193	17,102
Sabre Corp.* (IT Services)	452	4,136
Saia, Inc.* (Road & Rail)	78	22,174

See accompanying notes to the financial statements.

82 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Sailpoint Technologies Holding, Inc.* (Software)	274	$10,601
Sanderson Farms, Inc. (Food Products)	30	5,520
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	284	16,387
SEI Investments Co. (Capital Markets)	185	10,843
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	124	8,816
Sensient Technologies Corp. (Chemicals)	70	5,932
Service Corp. International (Diversified Consumer Services)	484	29,872
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	118	19,492
Simpson Manufacturing Co., Inc. (Building Products)	129	14,550
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	44	10,256
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	110	4,344
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	185	7,770
SLM Corp. (Consumer Finance)	862	15,809
STAAR Surgical Co.* (Health Care Equipment & Supplies)	141	10,254
Steel Dynamics, Inc. (Metals & Mining)	554	30,758
Stifel Financial Corp. (Capital Markets)	307	22,994
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	245	4,111
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	113	23,770
Syneos Health, Inc.* (Life Sciences Tools & Services)	306	27,711
Synovus Financial Corp. (Banks)	172	8,559
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	186	21,968
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	674	39,819
TEGNA, Inc. (Media)	286	5,537
Tempur Sealy International, Inc. (Household Durables)	563	22,413
Tenet Healthcare Corp.* (Health Care Providers & Services)	314	23,274
Teradata Corp.* (IT Services)	319	12,868
Tetra Tech, Inc. (Commercial Services & Supplies)	157	21,853
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	122	10,418
The Boston Beer Co., Inc.*—Class A (Beverages)	18	7,575
The Middleby Corp.* (Machinery)	103	19,076
The New York Times Co.—Class A (Media)	285	11,409
The Scotts Miracle-Gro Co.—Class A (Chemicals)	119	17,993
The Toro Co. (Machinery)	313	30,229
The Wendy's Co. (Hotels, Restaurants & Leisure)	257	5,919
TopBuild Corp.* (Household Durables)	97	22,567
Trex Co., Inc.* (Building Products)	338	30,917
Trinity Industries, Inc. (Machinery)	119	3,419
TripAdvisor, Inc.* (Interactive Media & Services)	120	3,258
UMB Financial Corp. (Banks)	127	12,503
Umpqua Holdings Corp. (Banks)	236	4,786
United Therapeutics Corp.* (Biotechnology)	62	12,516
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	128	19,649
Urban Edge Properties (Equity Real Estate Investment Trusts)	145	2,645
Valmont Industries, Inc. (Construction & Engineering)	62	13,469
Valvoline, Inc. (Chemicals)	529	17,425
Vicor Corp.* (Electrical Equipment)	62	5,848
Victoria's Secret & Co.* (Specialty Retail)	103	5,750
Watsco, Inc. (Trading Companies & Distributors)	63	17,801
Watts Water Technologies, Inc.—Class A (Machinery)	81	12,410
Webster Financial Corp. (Banks)	215	12,214
WEX, Inc.* (IT Services)	55	8,854
Williams-Sonoma, Inc. (Specialty Retail)	221	35,480
Wingstop, Inc. (Hotels, Restaurants & Leisure)	87	13,333
Wintrust Financial Corp. (Banks)	86	8,434
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	186	17,529
World Wrestling Entertainment, Inc.—Class A (Entertainment)	83	4,145
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	178	14,943
Yelp, Inc.* (Interactive Media & Services)	99	3,419
YETI Holdings, Inc.* (Leisure Products)	257	16,854
Ziff Davis, Inc.* (Software)	142	14,919
TOTAL COMMON STOCKS (Cost $2,263,913)		3,304,875

Collateral for Securities Loaned(b) (0.5%)

BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(c)	16,200	16,200
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $16,200)		16,200
TOTAL INVESTMENT SECURITIES (Cost $2,280,113)—100.5%		3,321,075
Net other assets (liabilities)—(0.5)%		(16,511)
NET ASSETS—100.0%		$3,304,564

*	Non-income producing security.

(a)	All or part of this security was on loan as of January 31, 2022. The total value of securities on loan as of January 31, 2022 was $17,647.

(b)	Securities were purchased with cash collateral held from securities on loan at January 31, 2022.

(c)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2022.

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 83

Mid-Cap Growth ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$26,587	0.8%
Air Freight & Logistics	23,470	0.7%
Auto Components	27,891	0.9%
Banks	204,919	6.2%
Beverages	7,575	0.2%
Biotechnology	104,238	3.2%
Building Products	99,492	3.0%
Capital Markets	88,809	2.7%
Chemicals	104,123	3.2%
Commercial Services & Supplies	46,969	1.4%
Communications Equipment	36,986	1.1%
Construction & Engineering	23,826	0.7%
Construction Materials	17,356	0.5%
Consumer Finance	24,053	0.7%
Containers & Packaging	10,440	0.3%
Diversified Consumer Services	35,267	1.1%
Diversified Financial Services	21,105	0.6%
Diversified Telecommunication Services	7,355	0.2%
Electric Utilities	8,342	0.3%
Electrical Equipment	65,220	2.0%
Electronic Equipment, Instruments & Components	81,770	2.5%
Energy Equipment & Services	6,272	0.2%
Entertainment	4,145	0.1%
Equity Real Estate Investment Trusts	290,011	8.8%
Food Products	40,543	1.2%
Gas Utilities	8,563	0.3%
Health Care Equipment & Supplies	136,167	4.1%
Health Care Providers & Services	89,193	2.7%
Hotels, Restaurants & Leisure	134,943	4.1%
Household Durables	59,633	1.8%
Industrial Conglomerates	34,186	1.0%
Insurance	53,566	1.6%
Interactive Media & Services	6,677	0.2%
IT Services	98,181	3.0%
Leisure Products	67,118	2.0%
Life Sciences Tools & Services	62,820	1.9%
Machinery	159,817	4.8%
Media	33,995	1.0%
Metals & Mining	77,665	2.4%
Oil, Gas & Consumable Fuels	73,138	2.2%
Paper & Forest Products	17,142	0.5%
Professional Services	55,224	1.7%
Real Estate Management & Development	18,308	0.6%
Road & Rail	54,643	1.7%
Semiconductors & Semiconductor Equipment	206,045	6.2%
Software	198,513	6.0%
Specialty Retail	140,865	4.3%
Textiles, Apparel & Luxury Goods	73,193	2.2%
Trading Companies & Distributors	17,801	0.5%
Water Utilities	20,715	0.6%
Other**	(311)	NM
Total	$3,304,564	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

84 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks (70.8%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	191	$10,056
ACI Worldwide, Inc.* (Software)	250	8,593
Acuity Brands, Inc. (Electrical Equipment)	74	14,173
Adient PLC* (Auto Components)	200	8,394
AECOM (Construction & Engineering)	306	21,153
Affiliated Managers Group, Inc. (Capital Markets)	86	12,574
AGCO Corp. (Machinery)	130	15,236
Alcoa Corp. (Metals & Mining)	397	22,515
Alleghany Corp.* (Insurance)	29	19,255
ALLETE, Inc. (Electric Utilities)	112	7,149
Alliance Data Systems Corp. (IT Services)	106	7,318
Amedisys, Inc.* (Health Care Providers & Services)	69	9,322
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	295	15,417
American Eagle Outfitters, Inc. (Specialty Retail)	326	7,443
American Financial Group, Inc. (Insurance)	140	18,239
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	213	4,690
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	689	6,856
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	333	17,589
AptarGroup, Inc. (Containers & Packaging)	140	16,422
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	148	18,352
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	221	11,660
ASGN, Inc.* (Professional Services)	111	12,751
Ashland Global Holdings, Inc. (Chemicals)	120	11,525
Aspen Technology, Inc.* (Software)	142	21,323
Associated Banc-Corp. (Banks)	319	7,624
AutoNation, Inc.* (Specialty Retail)	85	9,265
Avient Corp. (Chemicals)	194	9,655
Avis Budget Group, Inc.* (Road & Rail)	85	14,975
Avnet, Inc. (Electronic Equipment, Instruments & Components)	211	8,516
Axon Enterprise, Inc.* (Aerospace & Defense)	139	19,451
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	158	13,326
Bank of Hawaii Corp. (Banks)	86	7,402
Bank OZK (Banks)	257	12,040
Belden, Inc. (Electronic Equipment, Instruments & Components)	95	5,315
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	290	17,827
Black Hills Corp. (Multi-Utilities)	135	9,145
Blackbaud, Inc.* (Software)	88	5,996
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	174	10,346
Brighthouse Financial, Inc.* (Insurance)	169	9,202
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	631	16,002
Bruker Corp. (Life Sciences Tools & Services)	216	14,386
Brunswick Corp. (Leisure Products)	164	14,890
Builders FirstSource, Inc.* (Building Products)	407	27,671
Cable One, Inc. (Media)	11	16,993
Cabot Corp. (Chemicals)	120	6,599
CACI International, Inc.*—Class A (Professional Services)	50	12,373
Cadence Bank (Banks)	416	12,967
Calix, Inc.* (Communications Equipment)	116	5,832
Callaway Golf Co.* (Leisure Products)	249	5,941
Camden Property Trust (Equity Real Estate Investment Trusts)	217	34,741
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	319	19,162
Carlisle Cos., Inc. (Industrial Conglomerates)	111	24,802
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	90	8,381
Casey's General Stores, Inc. (Food & Staples Retailing)	79	14,837
Cathay General Bancorp (Banks)	164	7,406
CDK Global, Inc. (Software)	251	10,785
Cerence, Inc.* (Software)	81	5,143
ChampionX Corp.* (Energy Equipment & Services)	429	9,610
Chemed Corp. (Health Care Providers & Services)	33	15,474
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	70	10,038
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	73	15,352
Ciena Corp.* (Communications Equipment)	329	21,817
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	121	10,822
Clean Harbors, Inc.* (Commercial Services & Supplies)	106	9,810
Cleveland-Cliffs, Inc.* (Metals & Mining)	966	16,557
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	60	10,853
CNO Financial Group, Inc. (Insurance)	262	6,534
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	448	6,644
Cognex Corp. (Electronic Equipment, Instruments & Components)	375	24,924
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	52	13,441
Colfax Corp.* (Machinery)	286	11,760
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	73	6,780
Commerce Bancshares, Inc. (Banks)	236	16,263
Commercial Metals Co. (Metals & Mining)	256	8,561
CommVault Systems, Inc.* (Software)	97	6,544
Concentrix Corp. (IT Services)	91	18,291
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	238	6,012
Coty, Inc.*—Class A (Personal Products)	712	6,038
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	316	12,185
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	50	5,957
Crane Co. (Machinery)	106	10,972
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	125	12,828
Cullen/Frost Bankers, Inc. (Banks)	120	16,922
Curtiss-Wright Corp. (Aerospace & Defense)	83	11,022
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	269	24,170
Dana, Inc. (Auto Components)	306	6,628
Darling Ingredients, Inc.* (Food Products)	344	21,937

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 85

Common Stocks, continued

	Shares	Value
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	58	$18,573
Dick's Sporting Goods, Inc. (Specialty Retail)	138	15,925
Digital Turbine, Inc.* (Software)	187	8,256
Donaldson Co., Inc. (Machinery)	262	14,583
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	373	11,645
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	205	10,599
Dycom Industries, Inc.* (Construction & Engineering)	64	5,395
Eagle Materials, Inc. (Construction Materials)	86	12,543
East West Bancorp, Inc. (Banks)	301	25,989
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	86	17,192
EMCOR Group, Inc. (Construction & Engineering)	113	13,471
Encompass Health Corp. (Health Care Providers & Services)	211	13,090
Energizer Holdings, Inc. (Household Products)	133	5,002
EnerSys (Electrical Equipment)	89	6,669
Envestnet, Inc.* (Software)	116	8,577
Envista Holdings Corp.* (Health Care Equipment & Supplies)	343	14,831
EPR Properties (Equity Real Estate Investment Trusts)	159	6,991
EQT Corp.* (Oil, Gas & Consumable Fuels)	642	13,642
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	863	6,999
Essent Group, Ltd. (Thrifts & Mortgage Finance)	234	10,680
Essential Utilities, Inc. (Water Utilities)	488	23,785
Euronet Worldwide, Inc.* (IT Services)	112	14,996
Evercore Partners, Inc.—Class A (Capital Markets)	83	10,360
Exelixis, Inc.* (Biotechnology)	672	12,163
F.N.B. Corp. (Banks)	719	9,289
Fair Isaac Corp.* (Software)	58	28,708
Federated Hermes, Inc.—Class B (Capital Markets)	206	6,821
First American Financial Corp. (Insurance)	233	17,361
First Financial Bankshares, Inc. (Banks)	272	12,781
First Horizon Corp. (Banks)	1,148	19,643
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	276	16,775
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	210	16,460
FirstCash Holdings, Inc. (Consumer Finance)	86	5,994
Five Below, Inc.* (Specialty Retail)	119	19,516
Flowers Foods, Inc. (Food Products)	422	11,871
Flowserve Corp. (Machinery)	277	9,036
Fluor Corp.* (Construction & Engineering)	300	6,312
Foot Locker, Inc. (Specialty Retail)	192	8,579
Fox Factory Holding Corp.* (Auto Components)	89	11,843
FTI Consulting, Inc.* (Professional Services)	73	10,644
Fulton Financial Corp. (Banks)	342	6,139
GameStop Corp.*(a)—Class A (Specialty Retail)	132	14,379
GATX Corp. (Trading Companies & Distributors)	75	7,834
Genpact, Ltd. (IT Services)	367	18,258
Gentex Corp. (Auto Components)	502	15,763
Glacier Bancorp, Inc. (Banks)	230	11,944
Globus Medical, Inc.* (Health Care Equipment & Supplies)	168	11,211
Graco, Inc. (Machinery)	361	26,194
Graham Holdings Co.—Class B (Diversified Consumer Services)	8	4,761
Grand Canyon Education, Inc.* (Diversified Consumer Services)	85	7,113
Greif, Inc.—Class A (Containers & Packaging)	56	3,313
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	185	4,695
GXO Logistics, Inc.* (Air Freight & Logistics)	209	16,972
H&R Block, Inc. (Diversified Consumer Services)	373	8,527
Haemonetics Corp.* (Health Care Equipment & Supplies)	108	5,222
Halozyme Therapeutics, Inc.* (Biotechnology)	299	10,348
Hancock Whitney Corp. (Banks)	184	9,700
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	741	11,930
Harley-Davidson, Inc. (Automobiles)	327	11,304
Hawaiian Electric Industries, Inc. (Electric Utilities)	232	9,860
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	313	9,709
HealthEquity, Inc.* (Health Care Providers & Services)	177	9,459
Helen of Troy, Ltd.* (Household Durables)	51	10,676
Hexcel Corp.* (Aerospace & Defense)	178	9,286
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	222	9,573
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	317	11,146
Home BancShares, Inc. (Banks)	320	7,539
Hubbell, Inc. (Electrical Equipment)	116	21,726
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	324	7,656
IAA, Inc.* (Commercial Services & Supplies)	286	13,136
ICU Medical, Inc.* (Health Care Equipment & Supplies)	42	8,961
IDACORP, Inc. (Electric Utilities)	107	11,794
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	225	14,265
Ingevity Corp.* (Chemicals)	83	5,471
Ingredion, Inc. (Food Products)	141	13,353
Insperity, Inc. (Professional Services)	76	8,172
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	155	10,035
Interactive Brokers Group, Inc. (Capital Markets)	185	12,615
International Bancshares Corp. (Banks)	113	4,749
Iridium Communications, Inc.* (Diversified Telecommunication Services)	281	10,082
ITT, Inc. (Machinery)	182	16,729
Jabil, Inc. (Electronic Equipment, Instruments & Components)	304	18,693
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	46	4,188
Janus Henderson Group PLC (Capital Markets)	362	13,358
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	131	18,197
JBG Smith Properties (Equity Real Estate Investment Trusts)	242	6,631
Jefferies Financial Group, Inc. (Diversified Financial Services)	417	15,279

See accompanying notes to the financial statements.

86 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
JetBlue Airways Corp.* (Airlines)	675	$9,875
John Wiley & Sons, Inc.—Class A (Media)	92	4,669
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	107	26,835
KB Home (Household Durables)	182	7,690
KBR, Inc. (Professional Services)	298	12,933
Kemper Corp. (Insurance)	127	7,617
Kennametal, Inc. (Machinery)	178	6,153
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	223	14,272
Kinsale Capital Group, Inc. (Insurance)	46	9,215
Kirby Corp.* (Marine)	128	8,343
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	465	9,709
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	352	19,916
Kohl's Corp. (Multiline Retail)	320	19,107
Kyndryl Holdings, Inc.* (IT Services)	380	6,414
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	184	20,380
Lancaster Colony Corp. (Food Products)	42	6,668
Landstar System, Inc. (Road & Rail)	81	12,960
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	291	16,069
Lear Corp. (Auto Components)	127	21,250
Leggett & Platt, Inc. (Household Durables)	283	11,278
Lennox International, Inc. (Building Products)	71	20,137
LHC Group, Inc.* (Health Care Providers & Services)	67	8,315
Life Storage, Inc. (Equity Real Estate Investment Trusts)	174	23,481
Lincoln Electric Holdings, Inc. (Machinery)	125	15,980
Lithia Motors, Inc. (Specialty Retail)	64	18,696
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	52	14,038
LivaNova PLC* (Health Care Equipment & Supplies)	113	8,487
LiveRamp Holdings, Inc.* (IT Services)	145	6,474
Louisiana-Pacific Corp. (Paper & Forest Products)	187	12,424
Lumentum Holdings, Inc.* (Communications Equipment)	153	15,526
Macy's, Inc. (Multiline Retail)	658	16,845
Manhattan Associates, Inc.* (Software)	134	17,939
ManpowerGroup, Inc. (Professional Services)	115	12,060
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	91	14,777
Masimo Corp.* (Health Care Equipment & Supplies)	108	23,746
MasTec, Inc.* (Construction & Engineering)	121	10,422
Mattel, Inc.* (Leisure Products)	744	15,564
MAXIMUS, Inc. (IT Services)	131	10,129
MDU Resources Group, Inc. (Multi-Utilities)	432	12,688
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,266	28,814
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	61	10,825
Mercury General Corp. (Insurance)	56	3,061
Mercury Systems, Inc.* (Aerospace & Defense)	120	6,830
MGIC Investment Corp. (Thrifts & Mortgage Finance)	691	10,489
MillerKnoll, Inc. (Commercial Services & Supplies)	161	6,218
Mimecast, Ltd.* (Software)	131	10,442
Minerals Technologies, Inc. (Chemicals)	71	4,968
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	118	18,329
Molina Healthcare, Inc.* (Health Care Providers & Services)	124	36,019
MSA Safety, Inc. (Commercial Services & Supplies)	77	10,580
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	99	8,082
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	308	9,733
Murphy USA, Inc. (Specialty Retail)	50	9,833
National Fuel Gas Co. (Gas Utilities)	194	11,782
National Instruments Corp. (Electronic Equipment, Instruments & Components)	280	11,542
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	373	16,554
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	174	10,711
Navient Corp. (Consumer Finance)	342	5,961
NCR Corp.* (Technology Hardware, Storage & Peripherals)	280	10,657
Neogen Corp.* (Health Care Equipment & Supplies)	228	8,315
Neurocrine Biosciences, Inc.* (Biotechnology)	201	15,883
New Jersey Resources Corp. (Gas Utilities)	205	8,243
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	987	11,508
NewMarket Corp. (Chemicals)	15	5,071
Nordson Corp. (Machinery)	115	26,742
Nordstrom, Inc.* (Multiline Retail)	236	5,310
NorthWestern Corp. (Multi-Utilities)	112	6,509
NOV, Inc. (Energy Equipment & Services)	829	13,612
Nu Skin Enterprises, Inc.—Class A (Personal Products)	106	5,108
NuVasive, Inc.* (Health Care Equipment & Supplies)	110	5,721
nVent Electric PLC (Electrical Equipment)	357	12,349
OGE Energy Corp. (Electric Utilities)	425	16,116
Old Republic International Corp. (Insurance)	606	15,532
Olin Corp. (Chemicals)	305	15,454
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	128	6,136
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	507	15,960
ONE Gas, Inc. (Gas Utilities)	114	8,879
Option Care Health, Inc.* (Health Care Providers & Services)	294	6,871
Oshkosh Corp. (Machinery)	146	16,616
Owens Corning (Building Products)	213	18,893
PacWest Bancorp (Banks)	249	11,561
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	69	8,518
Park Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	502	9,136
Patterson Cos., Inc. (Health Care Providers & Services)	184	5,279
Paylocity Holding Corp.* (Software)	84	17,134

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 87

Common Stocks, continued

	Shares	Value
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	279	$6,040
Penumbra, Inc.* (Health Care Equipment & Supplies)	75	16,951
Performance Food Group Co.* (Food & Staples Retailing)	328	13,838
Perrigo Co. PLC (Pharmaceuticals)	284	10,812
Physicians Realty Trust (Equity Real Estate Investment Trusts)	468	8,546
Pilgrim's Pride Corp.* (Food Products)	103	2,881
Pinnacle Financial Partners, Inc. (Banks)	162	15,667
PNM Resources, Inc. (Electric Utilities)	182	8,155
Polaris, Inc. (Leisure Products)	121	13,623
Post Holdings, Inc.* (Food Products)	124	13,122
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	142	7,638
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	128	10,331
Primerica, Inc. (Insurance)	84	12,965
PROG Holdings, Inc.* (Consumer Finance)	120	4,777
Progyny, Inc.* (Health Care Providers & Services)	148	5,994
Prosperity Bancshares, Inc. (Banks)	196	14,357
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	43	7,179
Qualys, Inc.* (Software)	71	9,098
Quidel Corp.* (Health Care Equipment & Supplies)	81	8,372
R1 RCM, Inc.* (Health Care Providers & Services)	283	6,730
Rayonier, Inc. (Equity Real Estate Investment Trusts)	304	11,108
Regal Rexnord Corp. (Electrical Equipment)	144	22,821
Reinsurance Group of America, Inc. (Insurance)	144	16,536
Reliance Steel & Aluminum Co. (Metals & Mining)	133	20,333
RenaissanceRe Holdings, Ltd. (Insurance)	98	15,403
Repligen Corp.* (Biotechnology)	109	21,619
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	322	23,561
RH* (Specialty Retail)	37	14,904
RLI Corp. (Insurance)	85	8,906
Royal Gold, Inc. (Metals & Mining)	139	14,115
RPM International, Inc. (Chemicals)	275	24,367
Ryder System, Inc. (Road & Rail)	114	8,344
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	485	6,601
Sabre Corp.* (IT Services)	687	6,286
Saia, Inc.* (Road & Rail)	56	15,920
Sailpoint Technologies Holding, Inc.* (Software)	198	7,661
Sanderson Farms, Inc. (Food Products)	45	8,280
Science Applications International Corp. (Professional Services)	122	10,008
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	205	11,829
SEI Investments Co. (Capital Markets)	225	13,187
Selective Insurance Group, Inc. (Insurance)	128	10,099
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	137	9,741
Sensient Technologies Corp. (Chemicals)	89	7,542
Service Corp. International (Diversified Consumer Services)	350	21,602
Silgan Holdings, Inc. (Containers & Packaging)	178	7,971
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	85	14,041
Simpson Manufacturing Co., Inc. (Building Products)	92	10,377
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	32	7,459
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	164	6,476
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	286	12,012
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	141	10,225
SLM Corp. (Consumer Finance)	622	11,408
Sonoco Products Co. (Containers & Packaging)	209	11,838
Southwest Gas Holdings, Inc. (Gas Utilities)	128	8,727
Spire, Inc. (Gas Utilities)	110	7,251
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	262	12,435
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	238	6,459
STAAR Surgical Co.* (Health Care Equipment & Supplies)	101	7,345
Steel Dynamics, Inc. (Metals & Mining)	400	22,208
Stericycle, Inc.* (Commercial Services & Supplies)	195	11,454
Stifel Financial Corp. (Capital Markets)	221	16,553
STORE Capital Corp. (Equity Real Estate Investment Trusts)	521	16,521
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	176	2,953
Sunrun, Inc.* (Electrical Equipment)	439	11,383
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	83	17,459
Syneos Health, Inc.* (Life Sciences Tools & Services)	220	19,923
Synovus Financial Corp. (Banks)	309	15,376
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	135	15,945
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	486	28,712
Taylor Morrison Home Corp.* (Household Durables)	261	8,010
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	88	9,202
TEGNA, Inc. (Media)	470	9,099
Tempur Sealy International, Inc. (Household Durables)	409	16,282
Tenet Healthcare Corp.* (Health Care Providers & Services)	227	16,825
Teradata Corp.* (IT Services)	230	9,278
Terex Corp. (Machinery)	148	6,175
Tetra Tech, Inc. (Commercial Services & Supplies)	115	16,007
Texas Capital Bancshares, Inc.* (Banks)	107	6,709
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	148	12,638
The Boston Beer Co., Inc.*—Class A (Beverages)	20	8,417
The Brink's Co. (Commercial Services & Supplies)	104	7,257
The Chemours Co. (Chemicals)	346	11,318

See accompanying notes to the financial statements.

88 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
The Goodyear Tire & Rubber Co.* (Auto Components)	597	$12,376
The Hain Celestial Group, Inc.* (Food Products)	197	7,196
The Hanover Insurance Group, Inc. (Insurance)	76	10,485
The Macerich Co. (Equity Real Estate Investment Trusts)	452	7,476
The Middleby Corp.* (Machinery)	118	21,854
The New York Times Co.—Class A (Media)	355	14,211
The Scotts Miracle-Gro Co.—Class A (Chemicals)	86	13,003
The Timken Co. (Machinery)	147	9,820
The Toro Co. (Machinery)	226	21,827
The Wendy's Co. (Hotels, Restaurants & Leisure)	375	8,636
The Western Union Co. (IT Services)	853	16,130
Thor Industries, Inc. (Automobiles)	118	11,162
Toll Brothers, Inc. (Household Durables)	243	14,330
TopBuild Corp.* (Household Durables)	70	16,285
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	183	10,394
Trex Co., Inc.* (Building Products)	244	22,319
Tri Pointe Homes, Inc.* (Household Durables)	236	5,619
Trinity Industries, Inc. (Machinery)	174	4,999
TripAdvisor, Inc.* (Interactive Media & Services)	210	5,701
UGI Corp. (Gas Utilities)	444	20,136
UMB Financial Corp. (Banks)	91	8,959
Umpqua Holdings Corp. (Banks)	460	9,329
United Bankshares, Inc. (Banks)	289	10,210
United States Steel Corp. (Metals & Mining)	574	11,893
United Therapeutics Corp.* (Biotechnology)	96	19,380
Univar Solutions, Inc.* (Trading Companies & Distributors)	363	9,620
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	92	14,123
Unum Group (Insurance)	434	11,015
Urban Edge Properties (Equity Real Estate Investment Trusts)	234	4,268
Urban Outfitters, Inc.* (Specialty Retail)	140	4,021
Valley National Bancorp (Banks)	864	12,027
Valmont Industries, Inc. (Construction & Engineering)	45	9,775
Valvoline, Inc. (Chemicals)	384	12,649
ViaSat, Inc.* (Communications Equipment)	156	6,867
Vicor Corp.* (Electrical Equipment)	46	4,339
Victoria's Secret & Co.* (Specialty Retail)	154	8,598
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	282	5,840
Visteon Corp.* (Auto Components)	59	5,989
Vontier Corp. (Electronic Equipment, Instruments & Components)	359	10,091
Voya Financial, Inc. (Diversified Financial Services)	236	16,038
Washington Federal, Inc. (Thrifts & Mortgage Finance)	138	4,833
Watsco, Inc. (Trading Companies & Distributors)	70	19,779
Watts Water Technologies, Inc.—Class A (Machinery)	58	8,886
Webster Financial Corp. (Banks)	380	21,589
Werner Enterprises, Inc. (Road & Rail)	129	5,752
WEX, Inc.* (IT Services)	95	15,293
Williams-Sonoma, Inc. (Specialty Retail)	158	25,364
Wingstop, Inc. (Hotels, Restaurants & Leisure)	63	9,655
Wintrust Financial Corp. (Banks)	121	11,866
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	246	23,183
Woodward, Inc. (Machinery)	134	14,776
World Wrestling Entertainment, Inc.—Class A (Entertainment)	95	4,744
Worthington Industries, Inc. (Metals & Mining)	69	3,738
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	198	16,621
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	292	6,164
XPO Logistics, Inc.* (Air Freight & Logistics)	209	13,830
Yelp, Inc.* (Interactive Media & Services)	146	5,043
YETI Holdings, Inc.* (Leisure Products)	186	12,198
Ziff Davis, Inc.* (Software)	102	10,716
TOTAL COMMON STOCKS (Cost $3,122,430)		4,870,845

Repurchase Agreements(b)(c) (28.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $1,955,000	$1,955,000	$1,955,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,955,000)		1,955,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(e)	11,300	$11,300
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $11,300)		11,300
TOTAL INVESTMENT SECURITIES (Cost $5,088,730)—99.4%		6,837,145
Net other assets (liabilities)—0.6%		42,366
NET ASSETS—100.0%		$6,879,511

*	Non-income producing security.

(a)	All or part of this security was on loan as of January 31, 2022. The total value of securities on loan as of January 31, 2022 was $12,309.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $311,000.

(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2022.

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 89

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	2/28/22	0.58%	$2,035,409	$81,612
S&P MidCap 400	UBS AG	2/28/22	0.43%	5,271	211
				$2,040,680	$81,823

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Mid-Cap ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$46,588	0.7%
Air Freight & Logistics	30,802	0.4%
Airlines	9,875	0.1%
Auto Components	82,243	1.2%
Automobiles	22,466	0.3%
Banks	326,046	4.7%
Beverages	8,417	0.1%
Biotechnology	91,053	1.3%
Building Products	99,397	1.4%
Capital Markets	85,468	1.2%
Chemicals	127,622	1.9%
Commercial Services & Supplies	74,462	1.1%
Communications Equipment	50,042	0.7%
Construction & Engineering	66,528	1.0%
Construction Materials	12,543	0.2%
Consumer Finance	28,140	0.4%
Containers & Packaging	39,544	0.6%
Diversified Consumer Services	42,003	0.6%
Diversified Financial Services	31,317	0.5%
Diversified Telecommunication Services	10,082	0.2%
Electric Utilities	53,074	0.8%
Electrical Equipment	93,460	1.4%
Electronic Equipment, Instruments & Components	154,219	2.2%
Energy Equipment & Services	23,222	0.3%
Entertainment	4,744	0.1%
Equity Real Estate Investment Trusts	482,903	7.0%
Food & Staples Retailing	57,656	0.8%
Food Products	85,308	1.2%
Gas Utilities	65,018	0.9%
Health Care Equipment & Supplies	145,142	2.1%
Health Care Providers & Services	143,434	2.1%
Hotels, Restaurants & Leisure	145,426	2.1%
Household Durables	90,170	1.3%
Household Products	5,002	0.1%
Industrial Conglomerates	24,802	0.4%
Insurance	191,425	2.8%
Interactive Media & Services	10,744	0.2%
IT Services	128,867	1.9%
Leisure Products	62,216	0.9%
Life Sciences Tools & Services	45,134	0.7%
Machinery	258,339	3.8%
Marine	8,343	0.1%
Media	44,971	0.7%
Metals & Mining	119,920	1.7%
Multiline Retail	47,398	0.7%
Multi-Utilities	28,342	0.4%
Oil, Gas & Consumable Fuels	94,331	1.4%
Paper & Forest Products	12,424	0.2%
Personal Products	11,146	0.2%
Pharmaceuticals	29,009	0.4%
Professional Services	78,941	1.1%
Real Estate Management & Development	26,835	0.4%
Road & Rail	77,867	1.1%
Semiconductors & Semiconductor Equipment	189,839	2.8%
Software	176,915	2.6%
Specialty Retail	156,524	2.3%
Technology Hardware, Storage & Peripherals	16,821	0.2%
Textiles, Apparel & Luxury Goods	89,666	1.3%
Thrifts & Mortgage Finance	37,510	0.5%
Trading Companies & Distributors	45,315	0.7%
Water Utilities	23,785	0.3%
Other**	2,008,666	29.2%
Total	$6,879,511	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

90 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks (100.0%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	307	$16,164
ACI Worldwide, Inc.* (Software)	214	7,355
Adient PLC* (Auto Components)	322	13,514
AECOM (Construction & Engineering)	496	34,288
AGCO Corp. (Machinery)	213	24,963
Alcoa Corp. (Metals & Mining)	386	21,890
Alleghany Corp.* (Insurance)	46	30,543
ALLETE, Inc. (Electric Utilities)	180	11,489
Alliance Data Systems Corp. (IT Services)	172	11,875
Amedisys, Inc.* (Health Care Providers & Services)	111	14,996
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	215	11,236
American Eagle Outfitters, Inc. (Specialty Retail)	301	6,872
American Financial Group, Inc. (Insurance)	120	15,634
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	202	4,448
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	286	15,107
AptarGroup, Inc. (Containers & Packaging)	122	14,311
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	240	29,760
Ashland Global Holdings, Inc. (Chemicals)	111	10,660
Associated Banc-Corp. (Banks)	513	12,261
AutoNation, Inc.* (Specialty Retail)	72	7,848
Avnet, Inc. (Electronic Equipment, Instruments & Components)	341	13,763
Bank of Hawaii Corp. (Banks)	81	6,972
Bank OZK (Banks)	219	10,260
Belden, Inc. (Electronic Equipment, Instruments & Components)	154	8,616
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	468	28,768
Black Hills Corp. (Multi-Utilities)	220	14,903
Blackbaud, Inc.* (Software)	49	3,339
Brighthouse Financial, Inc.* (Insurance)	274	14,919
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	456	11,564
Cable One, Inc. (Media)	7	10,813
Cabot Corp. (Chemicals)	194	10,668
CACI International, Inc.*—Class A (Professional Services)	79	19,549
Cadence Bank (Banks)	671	20,915
Callaway Golf Co.* (Leisure Products)	399	9,520
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	203	12,194
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	142	13,223
Casey's General Stores, Inc. (Food & Staples Retailing)	128	24,040
Cathay General Bancorp (Banks)	163	7,361
CDK Global, Inc. (Software)	215	9,239
Cerence, Inc.* (Software)	62	3,936
ChampionX Corp.* (Energy Equipment & Services)	366	8,198
Chemed Corp. (Health Care Providers & Services)	24	11,254
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	37	5,306
Ciena Corp.* (Communications Equipment)	196	12,997
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	101	9,033
Clean Harbors, Inc.* (Commercial Services & Supplies)	71	6,571
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	34	6,150
CNO Financial Group, Inc. (Insurance)	422	10,525
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	378	5,606
Cognex Corp. (Electronic Equipment, Instruments & Components)	227	15,086
Colfax Corp.* (Machinery)	273	11,226
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	55	5,108
Commerce Bancshares, Inc. (Banks)	192	13,231
Commercial Metals Co. (Metals & Mining)	412	13,777
CommVault Systems, Inc.* (Software)	55	3,710
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	385	9,725
Coty, Inc.*—Class A (Personal Products)	1,144	9,701
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	511	19,704
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	81	9,650
Crane Co. (Machinery)	89	9,212
Cullen/Frost Bankers, Inc. (Banks)	85	11,986
Curtiss-Wright Corp. (Aerospace & Defense)	136	18,060
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	153	13,747
Dana, Inc. (Auto Components)	494	10,700
Donaldson Co., Inc. (Machinery)	211	11,744
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	327	10,209
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	192	9,926
Dycom Industries, Inc.* (Construction & Engineering)	62	5,226
EMCOR Group, Inc. (Construction & Engineering)	184	21,935
Encompass Health Corp. (Health Care Providers & Services)	342	21,218
Energizer Holdings, Inc. (Household Products)	215	8,086
EnerSys (Electrical Equipment)	142	10,640
Envestnet, Inc.* (Software)	89	6,581
Envista Holdings Corp.* (Health Care Equipment & Supplies)	556	24,041
EPR Properties (Equity Real Estate Investment Trusts)	253	11,124
EQT Corp.* (Oil, Gas & Consumable Fuels)	1,033	21,951
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,386	11,240
Essent Group, Ltd. (Thrifts & Mortgage Finance)	377	17,206
Essential Utilities, Inc. (Water Utilities)	293	14,281
Euronet Worldwide, Inc.* (IT Services)	119	15,933
Exelixis, Inc.* (Biotechnology)	506	9,159
F.N.B. Corp. (Banks)	1,161	15,000
Fair Isaac Corp.* (Software)	40	19,800
Federated Hermes, Inc.—Class B (Capital Markets)	174	5,761
First American Financial Corp. (Insurance)	205	15,275

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 91

Common Stocks, continued

	Shares	Value
First Horizon Corp. (Banks)	1,850	$31,653
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	138	8,388
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	139	10,895
FirstCash Holdings, Inc. (Consumer Finance)	138	9,619
Flowers Foods, Inc. (Food Products)	681	19,157
Flowserve Corp. (Machinery)	446	14,549
Fluor Corp.* (Construction & Engineering)	483	10,162
Foot Locker, Inc. (Specialty Retail)	307	13,717
Fulton Financial Corp. (Banks)	550	9,873
GATX Corp. (Trading Companies & Distributors)	122	12,743
Genpact, Ltd. (IT Services)	203	10,099
Gentex Corp. (Auto Components)	383	12,026
Globus Medical, Inc.* (Health Care Equipment & Supplies)	109	7,274
Graco, Inc. (Machinery)	234	16,979
Graham Holdings Co.—Class B (Diversified Consumer Services)	13	7,737
Grand Canyon Education, Inc.* (Diversified Consumer Services)	136	11,380
Greif, Inc.—Class A (Containers & Packaging)	92	5,443
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	296	7,512
H&R Block, Inc. (Diversified Consumer Services)	324	7,407
Haemonetics Corp.* (Health Care Equipment & Supplies)	175	8,461
Hancock Whitney Corp. (Banks)	165	8,699
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,193	19,207
Harley-Davidson, Inc. (Automobiles)	525	18,149
Hawaiian Electric Industries, Inc. (Electric Utilities)	373	15,853
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	268	8,313
HealthEquity, Inc.* (Health Care Providers & Services)	95	5,077
Hexcel Corp.* (Aerospace & Defense)	288	15,025
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	357	15,394
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	511	17,967
Home BancShares, Inc. (Banks)	325	7,657
Hubbell, Inc. (Electrical Equipment)	85	15,920
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	517	12,217
IAA, Inc.* (Commercial Services & Supplies)	214	9,829
ICU Medical, Inc.* (Health Care Equipment & Supplies)	37	7,894
IDACORP, Inc. (Electric Utilities)	174	19,178
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	190	12,046
Ingevity Corp.* (Chemicals)	62	4,086
Ingredion, Inc. (Food Products)	230	21,781
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	123	7,963
Interactive Brokers Group, Inc. (Capital Markets)	115	7,842
International Bancshares Corp. (Banks)	181	7,607
Iridium Communications, Inc.* (Diversified Telecommunication Services)	213	7,642
ITT, Inc. (Machinery)	128	11,766
Jabil, Inc. (Electronic Equipment, Instruments & Components)	277	17,033
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	24	2,185
Janus Henderson Group PLC (Capital Markets)	314	11,587
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	214	29,727
JBG Smith Properties (Equity Real Estate Investment Trusts)	393	10,768
JetBlue Airways Corp.* (Airlines)	1,086	15,888
John Wiley & Sons, Inc.—Class A (Media)	74	3,756
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	89	22,320
KB Home (Household Durables)	294	12,422
KBR, Inc. (Professional Services)	169	7,335
Kemper Corp. (Insurance)	208	12,476
Kennametal, Inc. (Machinery)	287	9,922
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	361	23,104
Kirby Corp.* (Marine)	208	13,557
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	751	15,681
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	569	32,194
Kohl's Corp. (Multiline Retail)	518	30,931
Kyndryl Holdings, Inc.* (IT Services)	608	10,263
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	101	11,187
Lancaster Colony Corp. (Food Products)	37	5,874
Landstar System, Inc. (Road & Rail)	45	7,200
Lear Corp. (Auto Components)	208	34,802
Leggett & Platt, Inc. (Household Durables)	458	18,251
Lennox International, Inc. (Building Products)	49	13,897
LHC Group, Inc.* (Health Care Providers & Services)	109	13,527
Lincoln Electric Holdings, Inc. (Machinery)	83	10,611
Lithia Motors, Inc. (Specialty Retail)	103	30,089
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	34	9,179
LivaNova PLC* (Health Care Equipment & Supplies)	73	5,483
Lumentum Holdings, Inc.* (Communications Equipment)	136	13,801
Macy's, Inc. (Multiline Retail)	1,064	27,238
ManpowerGroup, Inc. (Professional Services)	188	19,715
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	81	13,153
MasTec, Inc.* (Construction & Engineering)	97	8,355
MDU Resources Group, Inc. (Multi-Utilities)	697	20,470
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,043	46,498
Mercury General Corp. (Insurance)	92	5,029
Mercury Systems, Inc.* (Aerospace & Defense)	194	11,042
MGIC Investment Corp. (Thrifts & Mortgage Finance)	1,115	16,926
MillerKnoll, Inc. (Commercial Services & Supplies)	261	10,080
Minerals Technologies, Inc. (Chemicals)	115	8,047

See accompanying notes to the financial statements.

92 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	85	$13,203
Molina Healthcare, Inc.* (Health Care Providers & Services)	102	29,628
MSA Safety, Inc. (Commercial Services & Supplies)	61	8,381
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	163	13,307
Murphy USA, Inc. (Specialty Retail)	81	15,929
National Fuel Gas Co. (Gas Utilities)	152	9,231
National Instruments Corp. (Electronic Equipment, Instruments & Components)	214	8,821
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	331	14,690
NCR Corp.* (Technology Hardware, Storage & Peripherals)	455	17,317
Neogen Corp.* (Health Care Equipment & Supplies)	155	5,653
New Jersey Resources Corp. (Gas Utilities)	331	13,310
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,592	18,563
NewMarket Corp. (Chemicals)	24	8,114
Nordson Corp. (Machinery)	74	17,208
Nordstrom, Inc.* (Multiline Retail)	380	8,550
NorthWestern Corp. (Multi-Utilities)	180	10,462
NOV, Inc. (Energy Equipment & Services)	1,334	21,905
Nu Skin Enterprises, Inc.—Class A (Personal Products)	172	8,289
NuVasive, Inc.* (Health Care Equipment & Supplies)	179	9,310
nVent Electric PLC (Electrical Equipment)	236	8,163
OGE Energy Corp. (Electric Utilities)	430	16,306
Old Republic International Corp. (Insurance)	976	25,015
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	211	10,115
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	818	25,751
ONE Gas, Inc. (Gas Utilities)	184	14,332
Oshkosh Corp. (Machinery)	237	26,972
Owens Corning (Building Products)	345	30,602
Park Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	805	14,651
Patterson Cos., Inc. (Health Care Providers & Services)	295	8,464
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	449	9,721
Performance Food Group Co.* (Food & Staples Retailing)	529	22,319
Perrigo Co. PLC (Pharmaceuticals)	459	17,474
Physicians Realty Trust (Equity Real Estate Investment Trusts)	753	13,750
Pilgrim's Pride Corp.* (Food Products)	167	4,671
PNM Resources, Inc. (Electric Utilities)	296	13,264
Polaris, Inc. (Leisure Products)	111	12,498
Post Holdings, Inc.* (Food Products)	203	21,481
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	128	6,885
Primerica, Inc. (Insurance)	50	7,717
PROG Holdings, Inc.* (Consumer Finance)	193	7,683
Progyny, Inc.* (Health Care Providers & Services)	92	3,726
Prosperity Bancshares, Inc. (Banks)	316	23,146
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	26	4,341
R1 RCM, Inc.* (Health Care Providers & Services)	190	4,518
Rayonier, Inc. (Equity Real Estate Investment Trusts)	195	7,125
Regal Rexnord Corp. (Electrical Equipment)	136	21,554
Reinsurance Group of America, Inc. (Insurance)	233	26,755
Reliance Steel & Aluminum Co. (Metals & Mining)	217	33,174
RenaissanceRe Holdings, Ltd. (Insurance)	159	24,990
RLI Corp. (Insurance)	55	5,763
Royal Gold, Inc. (Metals & Mining)	92	9,343
RPM International, Inc. (Chemicals)	219	19,405
Ryder System, Inc. (Road & Rail)	184	13,467
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	779	10,602
Sabre Corp.* (IT Services)	566	5,179
Sanderson Farms, Inc. (Food Products)	40	7,360
Science Applications International Corp. (Professional Services)	197	16,160
SEI Investments Co. (Capital Markets)	151	8,850
Selective Insurance Group, Inc. (Insurance)	209	16,490
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	74	5,261
Sensient Technologies Corp. (Chemicals)	62	5,254
Silgan Holdings, Inc. (Containers & Packaging)	288	12,897
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	135	5,331
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	243	10,206
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	233	16,897
Sonoco Products Co. (Containers & Packaging)	337	19,087
Southwest Gas Holdings, Inc. (Gas Utilities)	211	14,386
Spire, Inc. (Gas Utilities)	176	11,602
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	421	19,981
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	384	10,422
Stericycle, Inc.* (Commercial Services & Supplies)	314	18,444
STORE Capital Corp. (Equity Real Estate Investment Trusts)	842	26,700
Sunrun, Inc.* (Electrical Equipment)	709	18,384
Synovus Financial Corp. (Banks)	298	14,828
Taylor Morrison Home Corp.* (Household Durables)	418	12,828
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	139	14,535
TEGNA, Inc. (Media)	422	8,170
Terex Corp. (Machinery)	239	9,971
Texas Capital Bancshares, Inc.* (Banks)	174	10,910
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	96	8,197
The Boston Beer Co., Inc.*—Class A (Beverages)	12	5,050
The Brink's Co. (Commercial Services & Supplies)	170	11,863
The Chemours Co. (Chemicals)	560	18,318

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 93

Common Stocks, continued

	Shares	Value
The Goodyear Tire & Rubber Co.* (Auto Components)	962	$19,942
The Hain Celestial Group, Inc.* (Food Products)	317	11,580
The Hanover Insurance Group, Inc. (Insurance)	122	16,831
The Macerich Co. (Equity Real Estate Investment Trusts)	726	12,008
The Middleby Corp.* (Machinery)	69	12,779
The New York Times Co.—Class A (Media)	240	9,607
The Timken Co. (Machinery)	237	15,832
The Wendy's Co. (Hotels, Restaurants & Leisure)	297	6,840
The Western Union Co. (IT Services)	1,376	26,020
Thor Industries, Inc. (Automobiles)	192	18,162
Toll Brothers, Inc. (Household Durables)	392	23,116
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	297	16,871
Tri Pointe Homes, Inc.* (Household Durables)	381	9,072
Trinity Industries, Inc. (Machinery)	137	3,936
TripAdvisor, Inc.* (Interactive Media & Services)	194	5,267
UGI Corp. (Gas Utilities)	718	32,560
Umpqua Holdings Corp. (Banks)	462	9,369
United Bankshares, Inc. (Banks)	465	16,428
United States Steel Corp. (Metals & Mining)	926	19,187
United Therapeutics Corp.* (Biotechnology)	81	16,351
Univar Solutions, Inc.* (Trading Companies & Distributors)	584	15,477
Unum Group (Insurance)	699	17,741
Urban Edge Properties (Equity Real Estate Investment Trusts)	207	3,776
Urban Outfitters, Inc.* (Specialty Retail)	226	6,491
Valley National Bancorp (Banks)	1,391	19,363
ViaSat, Inc.* (Communications Equipment)	249	10,961
Victoria's Secret & Co.* (Specialty Retail)	128	7,146
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	451	9,340
Visteon Corp.* (Auto Components)	96	9,745
Vontier Corp. (Electronic Equipment, Instruments & Components)	578	16,248
Voya Financial, Inc. (Diversified Financial Services)	386	26,233
Washington Federal, Inc. (Thrifts & Mortgage Finance)	223	7,809
Watsco, Inc. (Trading Companies & Distributors)	40	11,302
Webster Financial Corp. (Banks)	364	20,679
Werner Enterprises, Inc. (Road & Rail)	211	9,408
WEX, Inc.* (IT Services)	89	14,327
Wintrust Financial Corp. (Banks)	98	9,611
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	180	16,964
Woodward, Inc. (Machinery)	218	24,039
World Wrestling Entertainment, Inc.—Class A (Entertainment)	58	2,897
Worthington Industries, Inc. (Metals & Mining)	111	6,014
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	112	9,402
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	469	9,901
XPO Logistics, Inc.* (Air Freight & Logistics)	339	22,432
Yelp, Inc.* (Interactive Media & Services)	118	4,076
TOTAL COMMON STOCKS (Cost $2,958,250)		4,014,479
TOTAL INVESTMENT SECURITIES (Cost $2,958,250)—100.0%		4,014,479
Net other assets (liabilities)—NM		(1,407)
NET ASSETS—100.0%		$4,013,072

*	Non-income producing security.

See accompanying notes to the financial statements.

94 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Mid-Cap Value ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$44,127	1.1%
Air Freight & Logistics	22,432	0.6%
Airlines	15,888	0.4%
Auto Components	100,730	2.5%
Automobiles	36,311	0.9%
Banks	287,810	7.2%
Beverages	5,050	0.1%
Biotechnology	25,510	0.6%
Building Products	44,499	1.1%
Capital Markets	34,040	0.8%
Chemicals	84,552	2.1%
Commercial Services & Supplies	65,168	1.6%
Communications Equipment	37,759	0.9%
Construction & Engineering	79,966	2.0%
Consumer Finance	17,302	0.4%
Containers & Packaging	51,738	1.3%
Diversified Consumer Services	26,524	0.7%
Diversified Financial Services	26,233	0.7%
Diversified Telecommunication Services	7,642	0.2%
Electric Utilities	76,090	1.9%
Electrical Equipment	74,661	1.9%
Electronic Equipment, Instruments & Components	154,427	3.8%
Energy Equipment & Services	30,103	0.8%
Entertainment	2,896	0.1%
Equity Real Estate Investment Trusts	440,843	11.0%
Food & Staples Retailing	93,060	2.3%
Food Products	91,904	2.3%
Gas Utilities	95,421	2.4%
Health Care Equipment & Supplies	76,079	1.9%
Health Care Providers & Services	128,572	3.2%
Hotels, Restaurants & Leisure	76,935	1.9%
Household Durables	75,689	1.9%
Household Products	8,086	0.2%
Insurance	245,703	6.1%
Interactive Media & Services	9,343	0.2%
IT Services	93,696	2.3%
Leisure Products	22,018	0.5%
Machinery	231,709	5.8%
Marine	13,557	0.3%
Media	32,346	0.8%
Metals & Mining	103,386	2.6%
Multiline Retail	76,833	1.9%
Multi-Utilities	45,835	1.1%
Oil, Gas & Consumable Fuels	66,691	1.7%
Personal Products	17,990	0.4%
Pharmaceuticals	47,201	1.2%
Professional Services	62,759	1.6%
Real Estate Management & Development	22,320	0.6%
Road & Rail	62,269	1.6%
Semiconductors & Semiconductor Equipment	65,954	1.6%
Software	53,960	1.3%
Specialty Retail	88,092	2.2%
Technology Hardware, Storage & Peripherals	27,218	0.7%
Textiles, Apparel & Luxury Goods	59,938	1.5%
Thrifts & Mortgage Finance	60,504	1.5%
Trading Companies & Distributors	52,829	1.3%
Water Utilities	14,281	0.4%
Other**	(1,407)	NM
Total	$4,013,072	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Nasdaq-100 ProFund :: 95

Common Stocks (82.4%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	3,622	$286,174
Adobe, Inc.* (Software)	2,213	1,182,406
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,616	641,628
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,613	248,354
Align Technology, Inc.* (Health Care Equipment & Supplies)	367	181,650
Alphabet, Inc.*—Class A (Interactive Media & Services)	844	2,283,923
Alphabet, Inc.*—Class C (Interactive Media & Services)	891	2,418,147
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,422	4,253,870
American Electric Power Co., Inc. (Electric Utilities)	2,341	211,626
Amgen, Inc. (Biotechnology)	2,620	595,107
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,498	409,597
ANSYS, Inc.* (Software)	406	138,044
Apple, Inc. (Technology Hardware, Storage & Peripherals)	45,986	8,037,433
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,198	580,080
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	377	255,304
Atlassian Corp. PLC*—Class A (Software)	654	212,118
Autodesk, Inc.* (Software)	1,022	255,285
Automatic Data Processing, Inc. (IT Services)	1,959	403,887
Baidu, Inc.*ADR (Interactive Media & Services)	1,128	180,187
Biogen, Inc.* (Biotechnology)	683	154,358
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	191	469,121
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,914	1,121,374
Cadence Design Systems, Inc.* (Software)	1,288	195,956
Charter Communications, Inc.*—Class A (Media)	834	494,846
Cintas Corp. (Commercial Services & Supplies)	481	188,326
Cisco Systems, Inc. (Communications Equipment)	19,614	1,091,911
Cognizant Technology Solutions Corp.— Class A (IT Services)	2,442	208,596
Comcast Corp.—Class A (Media)	21,203	1,059,938
Copart, Inc.* (Commercial Services & Supplies)	1,103	142,563
Costco Wholesale Corp. (Food & Staples Retailing)	2,055	1,038,042
Crowdstrike Holdings, Inc.*—Class A (Software)	957	172,872
CSX Corp. (Road & Rail)	10,315	352,979
Datadog, Inc.*—Class A (Software)	1,195	174,601
DexCom, Inc.* (Health Care Equipment & Supplies)	451	194,146
DocuSign, Inc.* (Software)	915	115,080
Dollar Tree, Inc.* (Multiline Retail)	1,046	137,256
eBay, Inc. (Internet & Direct Marketing Retail)	2,910	174,804
Electronic Arts, Inc. (Entertainment)	1,314	174,315
Exelon Corp. (Electric Utilities)	4,549	263,615
Fastenal Co. (Trading Companies & Distributors)	2,675	151,619
Fiserv, Inc.* (IT Services)	3,069	324,393
Fortinet, Inc.* (Software)	761	226,200
Gilead Sciences, Inc. (Biotechnology)	5,833	400,610
Honeywell International, Inc. (Industrial Conglomerates)	3,202	654,745
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	394	199,876
Illumina, Inc.* (Life Sciences Tools & Services)	727	253,592
Intel Corp. (Semiconductors & Semiconductor Equipment)	18,913	923,333
Intuit, Inc. (Software)	1,316	730,683
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,662	472,308
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	3,449	258,261
Keurig Dr Pepper, Inc. (Beverages)	6,594	250,242
KLA Corp. (Semiconductors & Semiconductor Equipment)	705	274,435
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	655	386,398
Lucid Group, Inc.*(a) (Automobiles)	7,656	225,010
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	579	193,247
Marriott International, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,515	244,097
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,830	273,462
Match Group, Inc.* (Interactive Media & Services)	1,316	148,313
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	235	266,034
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	9,934	3,111,924
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,580	199,898
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,201	427,886
Microsoft Corp. (Software)	21,046	6,544,886
Moderna, Inc.* (Biotechnology)	1,885	319,187
Mondelez International, Inc.—Class A (Food Products)	6,487	434,823
Monster Beverage Corp.* (Beverages)	2,460	213,331
NetEase, Inc.ADR (Entertainment)	1,317	136,125
Netflix, Inc.* (Entertainment)	2,060	879,909
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	9,863	2,415,055
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,237	254,129
Okta, Inc.* (IT Services)	687	135,950
Old Dominion Freight Line, Inc. (Road & Rail)	534	161,231
O'Reilly Automotive, Inc.* (Specialty Retail)	313	203,998
PACCAR, Inc. (Machinery)	1,614	150,086
Palo Alto Networks, Inc.* (Software)	458	236,969
Paychex, Inc. (IT Services)	1,677	197,484
PayPal Holdings, Inc.* (IT Services)	5,462	939,136
PepsiCo, Inc. (Beverages)	6,429	1,115,561
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	1,931	115,551
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	5,208	915,358
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	492	299,426

See accompanying notes to the financial statements.

96 :: Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Ross Stores, Inc. (Specialty Retail)	1,652	$161,483
Seagen, Inc.* (Biotechnology)	850	114,334
Sirius XM Holdings, Inc.(a) (Media)	18,595	118,264
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	769	112,674
Splunk, Inc.* (Software)	751	93,064
Starbucks Corp. (Hotels, Restaurants & Leisure)	5,456	536,433
Synopsys, Inc.* (Software)	709	220,145
Tesla, Inc.* (Automobiles)	2,815	2,636,867
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,295	770,910
The Kraft Heinz Co. (Food Products)	5,692	203,774
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	5,809	628,360
VeriSign, Inc.* (IT Services)	517	112,282
Verisk Analytics, Inc. (Professional Services)	749	146,901
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,182	287,285
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	4,025	200,284
Workday, Inc.*—Class A (Software)	897	226,950
Xcel Energy, Inc. (Electric Utilities)	2,504	174,429
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,153	223,163
Zoom Video Communications, Inc.*—Class A (Software)	1,126	173,719
Zscaler, Inc.* (Software)	651	167,379
TOTAL COMMON STOCKS (Cost $18,911,864)		64,272,980

Repurchase Agreements(b)(c) (16.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $12,559,000	$12,559,000	$12,559,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,559,000)		12,559,000

Collateral for Securities Loaned(d) (0.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(e)	308,169	$308,169
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $308,169)		308,169
TOTAL INVESTMENT SECURITIES (Cost $31,779,033)—98.9%		77,140,149
Net other assets (liabilities)—1.1%		868,574
NET ASSETS—100.0%		$78,008,723

*	Non-income producing security.

(a)	All or part of this security was on loan as of January 31, 2022. The total value of securities on loan as of January 31, 2022 was $308,753.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $1,861,000.

(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2022.

ADR	American Depositary Receipt

NYS	New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq 100 Futures Contracts	2	3/21/22	$596,200	$(57,042)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	2/28/22	0.68%	$4,275,220	$2,578,801
Nasdaq-100 Index	UBS AG	2/28/22	0.88%	8,689,289	655,158
				$12,964,509	$3,233,959

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Nasdaq-100 ProFund :: 97

Nasdaq-100 ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Automobiles	$2,861,877	3.7%
Beverages	1,579,134	2.0%
Biotechnology	2,170,307	2.8%
Commercial Services & Supplies	330,889	0.4%
Communications Equipment	1,091,911	1.4%
Electric Utilities	649,670	0.8%
Entertainment	1,476,523	1.9%
Food & Staples Retailing	1,238,326	1.6%
Food Products	638,597	0.8%
Health Care Equipment & Supplies	1,047,980	1.3%
Hotels, Restaurants & Leisure	1,498,005	1.9%
Industrial Conglomerates	654,745	0.8%
Interactive Media & Services	8,142,495	10.4%
Internet & Direct Marketing Retail	5,068,520	6.5%
IT Services	2,321,728	3.0%
Life Sciences Tools & Services	253,592	0.3%
Machinery	150,086	0.2%
Media	1,673,048	2.1%
Multiline Retail	137,256	0.2%
Professional Services	146,901	0.2%
Road & Rail	514,210	0.7%
Semiconductors & Semiconductor Equipment	10,184,684	13.1%
Software	11,066,356	14.2%
Specialty Retail	365,481	0.5%
Technology Hardware, Storage & Peripherals	8,037,433	10.3%
Textiles, Apparel & Luxury Goods	193,247	0.3%
Trading Companies & Distributors	151,619	0.2%
Wireless Telecommunication Services	628,360	0.8%
Other**	13,735,743	17.6%
Total	$78,008,723	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

98 :: Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks (71.7%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	7,395	$245,588
Baker Hughes Co.—Class A (Energy Equipment & Services)	17,794	488,267
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	4,802	537,344
Chevron Corp. (Oil, Gas & Consumable Fuels)	39,246	5,154,177
ConocoPhillips (Oil, Gas & Consumable Fuels)	26,852	2,379,624
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	1,190	61,809
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	16,563	362,730
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	12,818	648,206
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	3,469	437,649
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	1,969	101,797
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	11,912	1,327,950
EQT Corp.* (Oil, Gas & Consumable Fuels)	6,155	130,794
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	8,276	67,118
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	86,191	6,547,067
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	2,013	157,779
Halliburton Co. (Energy Equipment & Services)	18,222	560,144
Hess Corp. (Oil, Gas & Consumable Fuels)	5,612	517,931
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	3,043	106,992
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	39,699	689,175
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	15,850	308,600
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	12,533	899,243
New Fortress Energy, Inc. (Oil, Gas & Consumable Fuels)	841	18,468
NOV, Inc. (Energy Equipment & Services)	7,953	130,588
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	18,064	680,471
OGE Energy Corp. (Electric Utilities)	4,075	154,524
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	9,078	550,853
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	5,315	206,222
Pioneer Natural Resources Co. (Oil, Gas & Phillips 66 (Oil, Gas & Consumable Fuels)	8,920	756,327
Consumable Fuels)	4,622	1,011,710
Plug Power, Inc.* (Electrical Equipment)	10,556	230,860
Schlumberger, Ltd. (Energy Equipment & Services)	28,556	1,115,684
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	4,661	275,372
TechnipFMC PLC (Energy Equipment & Services)	8,625	55,976
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	126	135,450
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	24,736	740,596
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	8,323	690,559
TOTAL COMMON STOCKS (Cost $16,113,686)		28,483,644

Repurchase Agreements(a)(b) (25.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $9,968,000	$9,968,000	$9,968,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,920,826)		9,968,000
TOTAL INVESTMENT SECURITIES (Cost $26,034,512)—96.8%		38,451,644
Net other assets (liabilities)—3.2%		1,273,910
NET ASSETS—100.0%		$39,725,554

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $5,636,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	2/23/22	0.68%	$14,960,450	$630,896
Dow Jones U.S. Oil & Gas Index	UBS AG	2/23/22	0.08%	15,890,384	676,645
				$30,850,834	$1,307,541

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Oil & Gas UltraSector ProFund :: 99

Oil & Gas UltraSector ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Electric Utilities	$154,524	0.4%
Electrical Equipment	230,860	0.6%
Energy Equipment & Services	2,350,659	5.9%
Oil, Gas & Consumable Fuels	25,589,822	64.4%
Semiconductors & Semiconductor Equipment	157,779	0.4%
Other**	11,241,910	28.3%
Total	$39,725,554	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

100 :: Oil Equipment & Services UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks (72.9%)

	Shares	Value
Archrock, Inc. (Energy Equipment & Services)	28,359	$239,350
Baker Hughes Co.—Class A (Energy Equipment & Services)	104,030	2,854,583
Bristow Group, Inc.* (Energy Equipment & Services)	4,904	161,096
Cactus, Inc.—Class A (Energy Equipment & Services)	12,474	604,490
ChampionX Corp.* (Energy Equipment & Services)	22,998	515,155
Core Laboratories N.V. (Energy Equipment & Services)	9,794	261,206
DMC Global, Inc.* (Energy Equipment & Services)	3,962	159,827
Dril-Quip, Inc.* (Energy Equipment & Services)	7,488	189,372
Expro Group Holdings N.V.* (Energy Equipment & Services)	6,234	97,624
Halliburton Co. (Energy Equipment & Services)	22,321	686,148
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	30,012	105,942
Helmerich & Payne, Inc. (Energy Equipment & Services)	21,665	621,786
Liberty Oilfield Services, Inc.* (Energy Equipment & Services)	22,260	269,346
Nabors Industries, Ltd.* (Energy Equipment & Services)	1,639	169,653
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	33,791	203,422
NOV, Inc. (Energy Equipment & Services)	39,747	652,646
Oceaneering International, Inc.* (Energy Equipment & Services)	21,116	275,141
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	45,517	453,349
ProPetro Holding Corp.* (Energy Equipment & Services)	17,936	188,507
Schlumberger, Ltd. (Energy Equipment & Services)	85,484	3,339,860
TechnipFMC PLC (Energy Equipment & Services)	80,338	521,394
Transocean, Ltd.* (Energy Equipment & Services)	127,604	401,953
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	15,778	150,680
Valaris, Ltd.* (Energy Equipment & Services)	13,806	572,811
TOTAL COMMON STOCKS (Cost $8,134,399)		13,695,341

Repurchase Agreements(a)(b) (27.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $5,150,000	$5,150,000	$5,150,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,150,000)		5,150,000
TOTAL INVESTMENT SECURITIES (Cost $13,284,399)—100.3%		18,845,341
Net other assets (liabilities)—(0.3)%		(59,295)
NET ASSETS—100.0%		$18,786,046

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $2,749,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Oil Equipment & Services Index	Goldman Sachs International	2/23/22	0.68%	$10,212,235	$158,894
Dow Jones U.S. Select Oil Equipment & Services Index	UBS AG	2/23/22	0.43%	4,207,765	146,108
				$14,420,000	$305,002

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Oil Equipment & Services UltraSector ProFund :: 101

Oil Equipment & Services UltraSector ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Energy Equipment & Services	$13,695,341	72.9%
Other**	5,090,705	27.1%
Total	$18,786,046	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

102 :: Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks (76.6%)

	Shares	Value
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	565	$4,158
Amicus Therapeutics, Inc.* (Biotechnology)	2,987	28,109
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,175	5,205
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	439	10,137
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	2,025	6,824
Arvinas, Inc.* (Pharmaceuticals)	514	36,746
Atea Pharmaceuticals, Inc.* (Biotechnology)	632	4,512
Axsome Therapeutics, Inc.* (Pharmaceuticals)	355	9,741
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,800	181,692
Cara Therapeutics, Inc.* (Biotechnology)	504	5,836
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	448	19,824
Catalent, Inc.* (Pharmaceuticals)	1,265	131,471
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,143	6,584
ChemoCentryx, Inc.* (Biotechnology)	583	15,677
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	411	7,336
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,131	21,229
Elanco Animal Health, Inc.* (Pharmaceuticals)	5,458	142,126
Eli Lilly & Co. (Pharmaceuticals)	660	161,957
Endo International PLC* (Pharmaceuticals)	2,784	8,881
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	271	9,718
Innoviva, Inc.* (Pharmaceuticals)	745	11,942
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	995	47,253
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,949	21,731
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	732	101,682
Johnson & Johnson (Pharmaceuticals)	4,905	845,081
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	147	8,464
Merck & Co., Inc. (Pharmaceuticals)	2,202	179,419
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	444	7,020
Nuvation Bio, Inc.* (Pharmaceuticals)	1,375	8,388
Omeros Corp.* (Pharmaceuticals)	746	4,476
Organon & Co. (Pharmaceuticals)	3,019	96,336
Pacira BioSciences, Inc.* (Pharmaceuticals)	531	33,331
Perrigo Co. PLC (Pharmaceuticals)	1,593	60,646
Pfizer, Inc. (Pharmaceuticals)	15,160	798,780
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	187	3,142
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	242	4,671
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	597	33,701
Reata Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	327	9,195
Revance Therapeutics, Inc.* (Pharmaceuticals)	787	10,491
Royalty Pharma PLC – Class A (Pharmaceuticals)	4,117	164,721
Theravance Biopharma, Inc.* (Pharmaceuticals)	623	5,676
Vanda Pharmaceuticals, Inc.* (Biotechnology)	664	10,066
Viatris, Inc. (Pharmaceuticals)	12,972	194,191
Zoetis, Inc. (Pharmaceuticals)	702	140,253
Zogenix, Inc.* (Pharmaceuticals)	600	15,606
TOTAL COMMON STOCKS (Cost $2,962,150)		3,634,025

Repurchase Agreements(b)(c) (20.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $971,000	$971,000	$971,000
TOTAL REPURCHASE AGREEMENTS (Cost $971,000)		971,000

Collateral for Securities Loaned(d) (0.3%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(e)	16,219	$16,219
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $16,219)		16,219
TOTAL INVESTMENT SECURITIES (Cost $3,949,369)—97.3%		4,621,244
Net other assets (liabilities)—2.7%		130,560
NET ASSETS—100.0%		$4,751,804

*	Non-income producing security.

(a)	All or part of this security was on loan as of January 31, 2022. The total value of securities on loan as of January 31, 2022 was $17,612.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $449,000.

(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2022.

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Pharmaceuticals UltraSector ProFund :: 103

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Pharmaceuticals Index	Goldman Sachs International	2/23/22	0.68%	$1,653,121	$52,005
Dow Jones U.S. Select Pharmaceuticals Index	UBS AG	2/23/22	0.43%	1,841,451	51,521
				$3,494,572	$103,526

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Pharmaceuticals UltraSector ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Biotechnology	$100,979	2.1%
Health Care Equipment & Supplies	6,824	0.2%
Pharmaceuticals	3,526,222	74.3%
Other**	1,117,779	23.4%
Total	$4,751,804	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

104 :: Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks (72.3%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Metals & Mining)	18,231	$871,077
Alamos Gold, Inc. (Metals & Mining)	29,239	199,702
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	31,091	577,671
B2Gold Corp. (Metals & Mining)	78,616	284,590
Barrick Gold Corp. (Metals & Mining)	132,479	2,536,973
Cia de Minas Buenaventura S.A.A*ADR (Metals & Mining)	17,815	144,302
Coeur Mining, Inc.* (Metals & Mining)	19,141	89,771
Eldorado Gold Corp.* (Metals & Mining)	13,606	119,053
Endeavour Silver Corp.* (Metals & Mining)	12,698	46,221
Equinox Gold Corp.*(a) (Metals & Mining)	20,604	118,473
First Majestic Silver Corp. (Metals & Mining)	16,632	168,981
Fortuna Silver Mines, Inc.* (Metals & Mining)	21,717	74,272
Franco-Nevada Corp. (Metals & Mining)	14,243	1,884,206
Gatos Silver, Inc.* (Metals & Mining)	3,451	10,733
Gold Fields, Ltd.ADR (Metals & Mining)	66,129	700,967
Harmony Gold Mining Co., Ltd.ADR (Metals & Mining)	40,416	145,093
Hecla Mining Co. (Metals & Mining)	40,088	198,836
IAMGOLD Corp.* (Metals & Mining)	35,524	85,968
Kinross Gold Corp. (Metals & Mining)	93,394	504,328
Kirkland Lake Gold, Ltd. (Metals & Mining)	19,644	739,989
MAG Silver Corp.* (Metals & Mining)	6,300	85,806
New Gold, Inc.* (Metals & Mining)	50,718	78,613
Newmont Corp. (Metals & Mining)	59,404	3,633,744
Novagold Resources, Inc.* (Metals & Mining)	18,035	119,031
Osisko Gold Royalties, Ltd. (Metals & Mining)	11,651	128,744
Pan American Silver Corp. (Metals & Mining)	15,672	339,612
Pretium Resources, Inc.* (Metals & Mining)	13,997	189,939
Royal Gold, Inc. (Metals & Mining)	4,890	496,580
Sandstorm Gold, Ltd. (Metals & Mining)	14,364	86,328
Seabridge Gold, Inc.* (Metals & Mining)	4,732	75,949
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	49,687	744,808
SilverCrest Metals, Inc.* (Metals & Mining)	10,804	81,678
SSR Mining, Inc. (Metals & Mining)	15,778	260,021
Wheaton Precious Metals Corp. (Metals & Mining)	33,560	1,353,139
Yamana Gold, Inc. (Metals & Mining)	71,745	295,589
TOTAL COMMON STOCKS (Cost $6,682,013)		17,470,787

Repurchase Agreements(b)(c) (24.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $5,880,000	$5,880,000	$5,880,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,880,000)		5,880,000

Collateral for Securities Loaned(d) (0.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(e)	90,850	$90,850
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $90,850)		90,850
TOTAL INVESTMENT SECURITIES (Cost $12,652,863)—97.1%		23,441,637
Net other assets (liabilities)—2.9%		694,426
NET ASSETS—100.0%		$24,136,063

*	Non-income producing security.

(a)	All or part of this security was on loan as of January 31, 2022. The total value of securities on loan as of January 31, 2022 was $90,850.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $3,100,000.

(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2022.

ADR	American Depositary Receipt

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	2/23/22	0.68%	$8,687,071	$(214,028)
Dow Jones Precious Metals Index	UBS AG	2/23/22	0.83%	10,273,814	(202,494)
				$18,960,885	$(416,522)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Precious Metals UltraSector ProFund :: 105

Precious Metals UltraSector ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Metals & Mining	$17,470,787	72.3%
Other**	6,665,276	27.7%
Total	$24,136,063	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

106 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks (70.1%)

	Shares	Value
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	4,539	$67,586
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	1,220	237,705
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,204	62,921
American Homes 4 Rent – Class A (Equity Real Estate Investment Trusts)	2,453	95,986
American Tower Corp. (Equity Real Estate Investment Trusts)	3,938	990,406
Americold Realty Trust (Equity Real Estate Investment Trusts)	2,308	65,663
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	12,542	99,081
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	1,357	71,677
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	1,209	295,274
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	1,445	45,402
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	1,229	137,746
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,568	65,124
Camden Property Trust (Equity Real Estate Investment Trusts)	884	141,520
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	2,894	293,279
Compass, Inc.*—Class A (Real Estate Management & Development)	247	2,119
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	971	24,527
CoStar Group, Inc.* (Professional Services)	3,416	239,667
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,287	49,627
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	3,737	682,039
CubeSmart (Equity Real Estate Investment Trusts)	1,874	95,087
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,097	98,565
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,456	366,508
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,517	47,361
Duke Realty Corp. (Equity Real Estate Investment Trusts)	3,294	190,327
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	352	70,368
Equinix, Inc. (Equity Real Estate Investment Trusts)	778	563,971
Equity Commonwealth* (Equity Real Estate Investment Trusts)	1,047	27,251
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	1,479	115,791
Equity Residential (Equity Real Estate Investment Trusts)	2,952	261,931
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	563	187,198
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	1,158	229,504
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	606	77,259
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,127	68,499
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,960	88,553
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,276	39,582
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	1,909	62,138
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	4,662	164,895
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	902	38,894
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	6,174	107,057
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,319	31,168
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	5,161	216,659
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	2,504	114,984
JBG Smith Properties (Equity Real Estate Investment Trusts)	988	27,071
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	436	109,344
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	906	57,984
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	5,331	129,330
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	751	83,181
Life Storage, Inc. (Equity Real Estate Investment Trusts)	710	95,815
LXP Industrial Trust (Equity Real Estate Investment Trusts)	2,446	36,421
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	5,156	117,351
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	995	205,647
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	395	22,843
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,519	67,413
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	710	43,708
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	4,037	42,994
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	2,066	65,038
Opendoor Technologies, Inc.* (Real Estate Management & Development)	3,338	33,146
Orion Office REIT, Inc.* (Equity Real Estate Investment Trusts)	469	7,804
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,904	34,767
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	581	31,252
Prologis, Inc. (Equity Real Estate Investment Trusts)	6,393	1,002,549

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 107

Common Stocks, continued

	Shares	Value
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	174	$29,051
Public Storage (Equity Real Estate Investment Trusts)	1,321	473,617
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,238	45,237
Realty Income Corp. (Equity Real Estate Investment Trusts)	4,893	339,623
Redfin Corp.* (Real Estate Management & Development)	912	26,968
Regency Centers Corp. (Equity Real Estate Investment Trusts)	1,333	95,643
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	1,310	95,853
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,979	26,934
SBA Communications Corp. (Equity Real Estate Investment Trusts)	940	305,914
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	2,843	418,489
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	590	42,787
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	1,067	50,640
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	1,515	64,736
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,633	65,167
STORE Capital Corp. (Equity Real Estate Investment Trusts)	2,122	67,289
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	1,003	189,527
The Howard Hughes Corp.* (Real Estate Management & Development)	358	34,479
UDR, Inc. (Equity Real Estate Investment Trusts)	2,514	142,896
Ventas, Inc. (Equity Real Estate Investment Trusts)	3,453	183,078
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	5,439	155,664
Vornado Realty Trust (Equity Real Estate Investment Trusts)	1,375	56,389
Welltower, Inc. (Equity Real Estate Investment Trusts)	3,765	326,162
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	6,478	261,906
WP Carey, Inc. (Equity Real Estate Investment Trusts)	1,611	125,014
Zillow Group, Inc.*—Class A (Interactive Media & Services)	318	15,855
Zillow Group, Inc.*—Class C (Interactive Media & Services)	1,474	74,408
TOTAL COMMON STOCKS (Cost $8,976,906)		12,857,883

Repurchase Agreements(a)(b) (26.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $4,775,000	$4,775,000	$4,775,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,775,000)		4,775,000
TOTAL INVESTMENT SECURITIES (Cost $13,751,906)—96.2%		17,632,883
Net other assets (liabilities)—3.8%		695,647
NET ASSETS—100.0%		$18,328,530

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $2,918,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	2/23/22	0.68%	$8,893,192	$69,163
Dow Jones U.S. Real Estate Index	UBS AG	2/23/22	0.43%	5,778,660	49,351
				$14,671,852	$118,514

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

108 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Real Estate UltraSector ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$11,708,389	63.9%
Interactive Media & Services	90,263	0.5%
Mortgage Real Estate Investment Trusts	320,230	1.7%
Professional Services	239,666	1.3%
Real Estate Management & Development	499,335	2.7%
Other**	5,470,647	29.9%
Total	$18,328,530	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Rising Rates Opportunity ProFund :: 109

Repurchase Agreements(a)(b) (106.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $12,253,000	$12,253,000	$12,253,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,253,000)		12,253,000
TOTAL INVESTMENT SECURITIES (Cost $12,253,000)—106.6%		12,253,000
Net other assets (liabilities)—(6.6)%		(760,866)
NET ASSETS—100.0%		$11,492,134

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $520,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 1.875%, due 11/15/51	Citibank North America	2/15/22	0.15%	$(11,653,416)	$(494,519)
30-Year U.S. Treasury Bond, 1.875%, due 11/15/51	Societe' Generale	2/15/22	0.20%	(2,749,789)	(54,032)
				$(14,403,205)	$(548,551)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

110 :: Rising Rates Opportunity 10 ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Repurchase Agreements(a)(b) (100.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $2,922,000	$2,922,000	$2,922,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,922,000)		2,922,000
TOTAL INVESTMENT SECURITIES (Cost $2,922,000)—100.1%		2,922,000
Net other assets (liabilities)—(0.1)%		(2,378)
NET ASSETS—100.0%		$2,919,622

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $624,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note, 1.375%, due 11/15/31	Citibank North America	2/15/22	0.20%	$(1,204,395)	$(10,453)
10-Year U.S. Treasury Note, 1.375%, due 11/15/31	Societe' Generale	2/15/22	0.27%	(1,724,693)	(15,576)
				$(2,929,088)	$(26,029)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Rising U.S. Dollar ProFund :: 111

Repurchase Agreements(a) (95.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $22,679,000	$22,679,000	$22,679,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,679,000)		22,679,000
TOTAL INVESTMENT SECURITIES (Cost $22,679,000)—95.4%		22,679,000
Net other assets (liabilities)—4.6%		1,089,065
NET ASSETS—100.0%		$23,768,065

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $802,000.

As of January 31, 2022, the Rising U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Short:
U.S. dollar	$674,945	British pound	493,111	2/4/22	$663,070	$11,875
U.S. dollar	358,198	Canadian dollar	448,231	2/4/22	352,660	5,538
U.S. dollar	3,047,185	Euro	2,666,745	2/4/22	2,995,784	51,401
U.S. dollar	335,866	Japanese yen	38,595,584	2/4/22	335,449	417
U.S. dollar	164,460	Swedish krona	1,473,605	2/4/22	158,099	6,361
U.S. dollar	276,667	Swiss franc	253,049	2/4/22	273,151	3,516
Total Short Contracts	$4,857,321				$4,778,213	$79,108

As of January 31, 2022, the Rising U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Short:
U.S. dollar	$2,214,998	British pound	1,619,973	2/4/22	$2,178,324	$36,674
U.S. dollar	1,841,105	Canadian dollar	2,305,771	2/4/22	1,814,140	26,965
U.S. dollar	10,964,393	Euro	9,612,421	2/4/22	10,798,459	165,934
U.S. dollar	2,905,298	Japanese yen	334,007,705	2/4/22	2,902,986	2,312
U.S. dollar	877,801	Swedish krona	7,894,509	2/4/22	846,977	30,824
U.S. dollar	592,221	Swiss franc	543,113	2/4/22	586,257	5,964
Total Short Contracts	$19,395,816				$19,127,143	$268,673
				Total net unrealized appreciation		$347,781

See accompanying notes to the financial statements.

112 :: Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks (77.4%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	39,839	$4,551,606
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	1,812	51,425
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,307	72,820
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	17,730	2,907,188
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	29,789	4,116,244
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	2,452	206,802
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	13,580	7,956,249
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,885	168,594
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	4,451	625,232
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	4,470	535,685
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	1,763	86,986
Intel Corp. (Semiconductors & Semiconductor Equipment)	134,180	6,550,667
KLA Corp. (Semiconductors & Semiconductor Equipment)	5,003	1,947,518
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	4,641	2,737,819
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	4,517	249,429
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	27,174	1,940,224
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	18,305	1,418,271
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	36,907	3,036,339
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,829	284,099
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,430	576,190
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	82,477	20,195,317
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	8,774	1,802,531
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	14,213	838,567
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,990	160,613
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	3,636	499,150
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	36,952	6,494,684
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	2,125	151,088
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,327	219,207
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	5,448	798,241
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,732	412,597
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	5,378	631,539
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	30,470	5,469,060
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,432	219,826
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	3,824	360,374
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	8,178	1,582,852
TOTAL COMMON STOCKS (Cost $32,153,216)		79,855,033

Repurchase Agreements(a)(b) (25.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $26,251,000	$26,251,000	$26,251,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,251,000)		26,251,000
TOTAL INVESTMENT SECURITIES (Cost $58,404,216)—102.8%		106,106,033
Net other assets (liabilities)—(2.8)%		(2,855,990)
NET ASSETS—100.0%		$103,250,043

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $15,771,000.

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Semiconductor UltraSector ProFund :: 113

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	2/23/22	0.68%	$38,500,057	$449,481
Dow Jones U.S. Semiconductors Index	UBS AG	2/23/22	0.43%	36,562,025	425,538
				$75,062,082	$875,019

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Semiconductor UltraSector ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Semiconductors & Semiconductor Equipment	$79,855,033	77.4%
Other**	23,395,010	22.6%
Total	$103,250,043	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

114 :: Short Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Repurchase Agreements(a)(b) (101.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $89,871,000	$89,871,000	$89,871,000
TOTAL REPURCHASE AGREEMENTS (Cost $89,871,000)		89,871,000
TOTAL INVESTMENT SECURITIES (Cost $89,871,000)—101.9%		89,871,000
Net other assets (liabilities)—(1.9)%		(1,672,330)
NET ASSETS—100.0%		$88,198,670

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $11,324,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	2/28/22	(0.43)%	$(76,494,858)	$(2,603,436)
Nasdaq-100 Index	UBS AG	2/28/22	(0.23)%	(11,690,229)	(960,555)
				$(88,185,087)	$(3,563,991)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Short Oil & Gas ProFund :: 115

Repurchase Agreements(a)(b) (104.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $401,000	$401,000	$401,000
TOTAL REPURCHASE AGREEMENTS (Cost $401,000)		401,000
TOTAL INVESTMENT SECURITIES (Cost $401,000)—104.6%		401,000
Net other assets (liabilities)—(4.6)%		(17,498)
NET ASSETS—100.0%		$383,502

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $341,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	2/23/22	(0.18)%	$(222,090)	$(11,012)
Dow Jones U.S. Oil & Gas Index	UBS AG	2/23/22	0.07%	(159,730)	(8,648)
				$(381,820)	$(19,660)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

116 :: Short Precious Metals ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Repurchase Agreements(a)(b) (76.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $3,033,000	$3,033,000	$3,033,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,033,000)		3,033,000
TOTAL INVESTMENT SECURITIES (Cost $3,033,000)—76.9%		3,033,000
Net other assets (liabilities)—23.1%		912,767
NET ASSETS—100.0%		$3,945,767

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $764,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	2/23/22	(0.18)%	$(1,788,814)	$43,894
Dow Jones Precious Metals Index	UBS AG	2/23/22	0.17%	(2,078,127)	33,414
				$(3,866,941)	$77,308

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Short Real Estate ProFund :: 117

Repurchase Agreements(a)(b) (100.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $752,000	$752,000	$752,000
TOTAL REPURCHASE AGREEMENTS (Cost $752,000)		752,000
TOTAL INVESTMENT SECURITIES (Cost $752,000)—100.7%		752,000
Net other assets (liabilities)—(0.7)%		(5,471)
NET ASSETS—100.0%		$746,529

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $195,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	2/23/22	(0.18)%	$(311,370)	$(9,000)
Dow Jones U.S. Real Estate Index	UBS AG	2/23/22	0.17%	(433,337)	778
				$(744,707)	$(8,222)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

118 :: Short Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Repurchase Agreements(a)(b) (124.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $1,482,000	$1,482,000	$1,482,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,482,000)		1,482,000
TOTAL INVESTMENT SECURITIES (Cost $1,482,000)—124.6%		1,482,000
Net other assets (liabilities)—(24.6)%		(292,967)
NET ASSETS—100.0%		$1,189,033

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $492,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	1	3/21/22	$(101,220)	$9,225

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	2/28/22	(0.08)%	$(537,539)	$(40,037)
Russell 2000 Index	UBS AG	2/28/22	0.42%	(551,738)	(26,485)
				$(1,089,277)	$(66,522)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 119

Common Stocks (99.3%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,467	$26,260
8x8, Inc.* (Software)	1,309	20,093
AAON, Inc. (Building Products)	319	20,496
Abercrombie & Fitch Co.* (Specialty Retail)	319	12,441
Acadia Realty Trust (Equity Real Estate Investment Trusts)	446	8,826
Addus HomeCare Corp.* (Health Care Providers & Services)	79	6,307
ADTRAN, Inc. (Communications Equipment)	559	10,738
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	433	37,316
AdvanSix, Inc. (Chemicals)	173	7,282
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	446	17,212
AeroVironment, Inc.* (Aerospace & Defense)	144	8,196
Agilysys, Inc.* (Software)	141	5,366
Agree Realty Corp. (Equity Real Estate Investment Trusts)	359	23,471
Alamo Group, Inc. (Machinery)	47	6,620
Alarm.com Holdings, Inc.* (Software)	529	39,448
Albany International Corp.—Class A (Machinery)	186	15,570
Allegheny Technologies, Inc.* (Metals & Mining)	659	12,054
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	550	11,121
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	260	9,352
American States Water Co. (Water Utilities)	280	25,824
Ameris Bancorp (Banks)	433	21,351
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	542	54,925
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	288	6,650
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	442	9,560
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	73	2,951
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	88	2,798
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	434	22,342
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	190	18,616
ArcBest Corp. (Road & Rail)	293	25,913
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	544	4,727
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	432	6,061
Asbury Automotive Group, Inc.* (Specialty Retail)	119	19,155
Assured Guaranty, Ltd. (Insurance)	336	17,905
Avid Bioservices, Inc.* (Biotechnology)	704	13,284
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	382	23,917
Axos Financial, Inc.*—Class I (Thrifts & Mortgage Finance)	614	31,621
B Riley Financial, Inc. (Capital Markets)	184	11,329
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	219	22,156
Balchem Corp. (Chemicals)	372	54,661
Banc of California, Inc. (Banks)	280	5,410
BancFirst Corp. (Banks)	114	8,544
Banner Corp. (Banks)	168	10,434
Barnes & Noble Education, Inc.* (Specialty Retail)	419	2,522
BioLife Solutions, Inc.* (Health Care Equipment & Supplies)	336	10,026
Blucora, Inc.* (Capital Markets)	246	3,990
Boise Cascade Co. (Trading Companies & Distributors)	217	15,238
Boot Barn Holdings, Inc.* (Specialty Retail)	340	31,270
Bottomline Technologies, Inc.* (Software)	238	13,421
Brady Corp.—Class A (Commercial Services & Supplies)	256	13,292
Brightsphere Investment Group, Inc. (Capital Markets)	413	8,913
Brookline Bancorp, Inc. (Banks)	393	6,720
California Water Service Group (Water Utilities)	356	22,104
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	545	26,945
Cara Therapeutics, Inc.* (Biotechnology)	488	5,651
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	196	3,444
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	525	11,135
Cars.com, Inc.* (Interactive Media & Services)	366	5,702
Cavco Industries, Inc.* (Household Durables)	97	26,136
Celsius Holdings, Inc.* (Beverages)	437	20,858
Centerspace (Equity Real Estate Investment Trusts)	104	9,920
Central Pacific Financial Corp. (Banks)	199	5,791
Century Aluminum Co.* (Metals & Mining)	262	4,019
Century Communities, Inc. (Household Durables)	341	22,455
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	264	9,945
Chart Industries, Inc.* (Machinery)	410	49,966
Chesapeake Utilities Corp. (Gas Utilities)	104	14,166
Cinemark Holdings, Inc.* (Entertainment)	635	9,589
City Holding Co. (Banks)	84	6,738
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	827	45,072
Coca-Cola Consolidated, Inc. (Beverages)	52	29,796
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	325	20,673
Coherus Biosciences, Inc.* (Biotechnology)	733	9,060
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	324	10,686
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	398	7,104
Comfort Systems USA, Inc. (Construction & Engineering)	414	37,169
Community Bank System, Inc. (Banks)	285	20,355

See accompanying notes to the financial statements.

120 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Community Health Systems, Inc.* (Health Care Providers & Services)	1,428	$18,121
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	158	7,164
CONMED Corp. (Health Care Equipment & Supplies)	215	29,581
Corcept Therapeutics, Inc.* (Pharmaceuticals)	667	12,520
Core Laboratories N.V. (Energy Equipment & Services)	224	5,974
CorVel Corp.* (Health Care Providers & Services)	107	18,845
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	406	8,733
CSG Systems International, Inc. (IT Services)	222	12,603
CTS Corp. (Electronic Equipment, Instruments & Components)	189	6,341
Customers Bancorp, Inc.* (Banks)	343	19,997
Cutera, Inc.* (Health Care Equipment & Supplies)	118	4,296
Cytokinetics, Inc.* (Biotechnology)	963	31,961
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	200	7,158
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	839	7,836
Digi International, Inc.* (Communications Equipment)	184	4,111
Dime Community Bancshares, Inc. (Banks)	183	6,398
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	106	7,192
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	517	47,972
Donnelley Financial Solutions, Inc.* (Capital Markets)	335	12,469
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	320	3,805
Dorman Products, Inc.* (Auto Components)	220	20,599
Douglas Elliman, Inc.* (Real Estate Management & Development)	752	5,836
Eagle Bancorp, Inc. (Banks)	217	13,013
Eagle Pharmaceuticals, Inc.* (Biotechnology)	63	2,894
elf Beauty, Inc.* (Personal Products)	550	16,258
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	277	4,922
Enanta Pharmaceuticals, Inc.* (Biotechnology)	124	7,368
Encore Capital Group, Inc.* (Consumer Finance)	138	8,901
Encore Wire Corp. (Electrical Equipment)	231	26,031
Endo International PLC* (Pharmaceuticals)	2,688	8,575
Enerpac Tool Group Corp. (Machinery)	332	5,926
Enova International, Inc.* (Consumer Finance)	418	16,837
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	727	19,301
EVERTEC, Inc. (IT Services)	459	20,031
ExlService Holdings, Inc.* (IT Services)	382	46,038
Exponent, Inc. (Professional Services)	600	56,988
Extreme Networks, Inc.* (Communications Equipment)	1,493	18,946
Fabrinet* (Electronic Equipment, Instruments & Components)	424	47,980
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	100	5,431
FB Financial Corp. (Banks)	197	8,770
Federal Signal Corp. (Machinery)	427	16,662
Ferro Corp.* (Chemicals)	445	9,701
First Bancorp (Banks)	2,362	34,367
First Bancorp (Banks)	198	8,694
First Commonwealth Financial Corp. (Banks)	602	9,969
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	607	27,467
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	565	24,148
Forrester Research, Inc.* (Professional Services)	129	7,098
Forward Air Corp. (Air Freight & Logistics)	310	32,953
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	436	11,803
Franklin Electric Co., Inc. (Machinery)	300	26,040
Fulgent Genetics, Inc.* (Health Care Providers & Services)	223	14,243
Gannett Co., Inc.* (Media)	624	3,033
Genesco, Inc.* (Specialty Retail)	79	5,082
Gentherm, Inc.* (Auto Components)	381	33,296
Getty Realty Corp. (Equity Real Estate Investment Trusts)	209	6,201
Gibraltar Industries, Inc.* (Building Products)	176	9,645
Glaukos Corp.* (Health Care Equipment & Supplies)	280	14,907
GMS, Inc.* (Trading Companies & Distributors)	277	14,177
Greenhill & Co., Inc. (Capital Markets)	159	2,652
H.B. Fuller Co. (Chemicals)	277	19,880
Hanmi Financial Corp. (Banks)	196	5,268
Harmonic, Inc.* (Communications Equipment)	1,180	12,697
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	146	5,236
Hawkins, Inc. (Chemicals)	116	4,329
Haynes International, Inc. (Metals & Mining)	84	3,160
HCI Group, Inc. (Insurance)	92	6,244
HealthStream, Inc.* (Health Care Technology)	156	3,799
Heidrick & Struggles International, Inc. (Professional Services)	226	9,892
Heska Corp.* (Health Care Equipment & Supplies)	123	16,922
Hibbett, Inc. (Specialty Retail)	172	10,604
Hillenbrand, Inc. (Machinery)	453	21,055
Hilltop Holdings, Inc. (Banks)	356	11,759
HomeStreet, Inc. (Thrifts & Mortgage Finance)	233	11,359
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	186	7,890
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,201	27,611
Independent Bank Corp. (Banks)	229	19,316
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	308	7,062
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	274	54,304
Innoviva, Inc.* (Pharmaceuticals)	719	11,526

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 121

Common Stocks, continued

	Shares	Value
Installed Building Products, Inc. (Household Durables)	270	$29,913
Insteel Industries, Inc. (Building Products)	223	8,436
Inter Parfums, Inc. (Personal Products)	204	20,190
InterDigital, Inc. (Communications Equipment)	183	12,632
Interface, Inc. (Commercial Services & Supplies)	305	4,044
Investors Bancorp, Inc. (Banks)	2,589	42,252
iRobot Corp.* (Household Durables)	170	11,138
iStar, Inc. (Equity Real Estate Investment Trusts)	446	9,576
iTeos Therapeutics, Inc.* (Biotechnology)	230	8,423
J & J Snack Foods Corp. (Food Products)	75	11,377
John Bean Technologies Corp. (Machinery)	232	31,320
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	200	4,268
Knowles Corp.* (Electronic Equipment, Instruments & Components)	424	8,993
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	278	13,703
Korn Ferry (Professional Services)	624	41,421
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	711	38,885
Lakeland Financial Corp. (Banks)	291	23,260
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	459	11,663
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	110	7,388
LCI Industries (Auto Components)	194	23,895
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	222	9,393
LGI Homes, Inc.* (Household Durables)	245	30,505
Ligand Pharmaceuticals, Inc.* (Biotechnology)	192	23,929
Lindsay Corp. (Machinery)	74	9,343
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	305	5,804
Livent Corp.* (Chemicals)	1,856	42,707
LivePerson, Inc.* (Software)	469	14,009
LXP Industrial Trust (Equity Real Estate Investment Trusts)	1,626	24,211
Marcus & Millichap, Inc.* (Real Estate Management & Development)	160	7,490
MarineMax, Inc.* (Specialty Retail)	250	11,765
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,267	56,723
Materion Corp. (Metals & Mining)	137	11,350
Matson, Inc. (Marine)	482	47,072
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	810	48,616
Medifast, Inc. (Personal Products)	134	26,627
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	320	6,672
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	332	18,410
Meritage Homes Corp.* (Household Durables)	202	20,610
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	34	9,667
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	363	21,584
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	193	8,498
MGP Ingredients, Inc. (Beverages)	145	10,971
Middlesex Water Co. (Water Utilities)	140	14,174
ModivCare, Inc.* (Health Care Providers & Services)	81	9,390
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	150	9,285
Monro, Inc. (Specialty Retail)	164	8,156
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	190	7,043
Mueller Industries, Inc. (Machinery)	660	34,095
Myers Industries, Inc. (Containers & Packaging)	180	3,253
MYR Group, Inc.* (Construction & Engineering)	193	18,148
Myriad Genetics, Inc.* (Biotechnology)	478	12,567
National Bank Holdings Corp. (Banks)	202	9,171
National Beverage Corp. (Beverages)	152	6,790
Nektar Therapeutics* (Pharmaceuticals)	956	10,631
NeoGenomics, Inc.* (Life Sciences Tools & Services)	778	17,536
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	261	20,697
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	291	4,586
NV5 Global, Inc.* (Construction & Engineering)	137	14,329
OFG Bancorp (Banks)	286	7,914
Omnicell, Inc.* (Health Care Technology)	504	75,670
OneSpan, Inc.* (Software)	195	3,132
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	565	51,720
OptimizeRx Corp.* (Health Care Technology)	204	9,166
Organogenesis Holdings, Inc.* (Biotechnology)	727	5,591
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	83	6,884
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	116	9,557
Pacific Premier Bancorp, Inc. (Banks)	478	18,284
Pacira BioSciences, Inc.* (Pharmaceuticals)	313	19,646
Palomar Holdings, Inc.* (Insurance)	277	14,612
Park Aerospace Corp. (Aerospace & Defense)	100	1,353
Park National Corp. (Banks)	104	14,088
Patrick Industries, Inc. (Auto Components)	121	7,792
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	1,118	66,263
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	217	6,451
Perficient, Inc.* (IT Services)	378	39,622
PGT Innovations, Inc.* (Building Products)	309	5,868
Piper Sandler Cos. (Capital Markets)	161	24,829
Plantronics, Inc.* (Communications Equipment)	235	6,263
Preferred Bank (Banks)	157	12,255
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	305	17,217
Progress Software Corp. (Software)	503	22,892
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	409	9,886
Quaker Chemical Corp. (Chemicals)	90	18,825

See accompanying notes to the financial statements.

122 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
RadNet, Inc.* (Health Care Providers & Services)	509	$13,107
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,254	31,664
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	1,980	38,115
Ranger Oil Corp.* (Oil, Gas & Consumable Fuels)	241	7,473
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,318	16,251
REGENXBIO, Inc.* (Biotechnology)	194	5,122
Rent-A-Center, Inc. (Specialty Retail)	333	14,036
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	684	12,675
Rogers Corp.* (Electronic Equipment, Instruments & Components)	215	58,684
RPT Realty (Equity Real Estate Investment Trusts)	496	6,260
Safehold, Inc. (Equity Real Estate Investment Trusts)	162	10,028
Sally Beauty Holdings, Inc.* (Specialty Retail)	571	9,804
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	103	5,086
Seacoast Banking Corp. of Florida (Banks)	349	12,739
Selectquote, Inc.* (Insurance)	705	5,210
ServisFirst Bancshares, Inc. (Banks)	559	47,442
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	247	16,319
Shoe Carnival, Inc. (Specialty Retail)	202	6,900
Shutterstock, Inc. (Internet & Direct Marketing Retail)	269	26,085
Signet Jewelers, Ltd. (Specialty Retail)	609	52,453
Simulations Plus, Inc. (Health Care Technology)	108	4,592
SITE Centers Corp. (Equity Real Estate Investment Trusts)	1,135	16,809
Sleep Number Corp.* (Specialty Retail)	260	18,590
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,396	45,803
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	162	9,292
Southside Bancshares, Inc. (Banks)	232	9,721
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	7,464	32,842
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,077	755
SPS Commerce, Inc.* (Software)	413	51,150
SPX Corp.* (Machinery)	220	11,480
SPX FLOW, Inc. (Machinery)	294	25,343
Standex International Corp. (Machinery)	67	6,656
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	589	24,232
Stewart Information Services Corp. (Insurance)	151	10,786
Sturm Ruger & Co., Inc. (Leisure Products)	203	13,648
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	610	18,818
Surmodics, Inc.* (Health Care Equipment & Supplies)	103	4,705
Tabula Rasa HealthCare, Inc.* (Health Care Technology)	138	1,489
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,194	20,310
TechTarget, Inc.* (Media)	297	24,632
Tennant Co. (Machinery)	92	7,100
The Bancorp, Inc.* (Banks)	654	19,502
The Buckle, Inc. (Specialty Retail)	337	12,685
The Children's Place, Inc.* (Specialty Retail)	160	11,320
The E.W. Scripps Co.*—Class A (Media)	303	6,212
The Ensign Group, Inc. (Health Care Providers & Services)	325	24,515
The Joint Corp.* (Health Care Providers & Services)	164	8,863
The Pennant Group, Inc.* (Health Care Providers & Services)	158	2,626
The Simply Good Foods Co.* (Food Products)	968	34,102
The St Joe Co. (Real Estate Management & Development)	378	18,337
Thryv Holdings, Inc.* (Media)	195	6,324
Tivity Health, Inc.* (Health Care Providers & Services)	239	6,080
Tompkins Financial Corp. (Banks)	60	4,774
Tootsie Roll Industries, Inc. (Food Products)	98	3,327
Triumph Bancorp, Inc.* (Banks)	272	23,795
Triumph Group, Inc.* (Aerospace & Defense)	742	13,519
Trupanion, Inc.* (Insurance)	395	37,624
TTEC Holdings, Inc. (IT Services)	211	16,899
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	67	6,484
UFP Industries, Inc. (Building Products)	710	56,700
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	516	26,017
uniQure N.V.* (Biotechnology)	414	7,473
Unisys Corp.* (IT Services)	370	6,753
United Community Banks, Inc. (Banks)	769	27,215
United Natural Foods, Inc.* (Food & Staples Retailing)	647	25,091
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,573	18,970
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	80	4,664
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	187	3,682
USANA Health Sciences, Inc.* (Personal Products)	91	8,698
Vanda Pharmaceuticals, Inc.* (Biotechnology)	410	6,216
Varex Imaging Corp.* (Health Care Equipment & Supplies)	290	7,569
Vector Group, Ltd. (Tobacco)	1,504	16,709
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	580	15,944
Vericel Corp.* (Biotechnology)	538	19,142
Veritex Holdings, Inc. (Banks)	565	22,685
Viad Corp.* (Commercial Services & Supplies)	125	4,709
Viavi Solutions, Inc.* (Communications Equipment)	1,692	27,850
Virtus Investment Partners, Inc. (Capital Markets)	83	21,719
Vista Outdoor, Inc.* (Leisure Products)	659	25,424
Vonage Holdings Corp.* (Software)	2,899	60,414

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 123

Common Stocks, continued

	Shares	Value
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	336	$44,489
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	427	10,513
WD-40 Co. (Household Products)	92	20,448
Winnebago Industries, Inc. (Automobiles)	196	12,646
WisdomTree Investments, Inc. (Capital Markets)	780	4,376
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	435	11,523
World Acceptance Corp.* (Consumer Finance)	48	9,071
WSFS Financial Corp. (Thrifts & Mortgage Finance)	330	17,285
Xencor, Inc.* (Biotechnology)	671	23,062
Xperi Holding Corp. (Software)	623	10,510
Zynex, Inc.(a) (Health Care Equipment & Supplies)	256	2,031
TOTAL COMMON STOCKS (Cost $3,501,814)		5,569,103

Collateral for Securities Loaned(b)(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(c)	1,697	$1,697
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,697)		1,697
TOTAL INVESTMENT SECURITIES (Cost $3,503,511)—99.3%		5,570,800
Net other assets (liabilities)—0.7%		39,617
NET ASSETS—100.0%		$5,610,417

*	Non-income producing security.

(a)	All or part of this security was on loan as of January 31, 2022. The total value of securities on loan as of January 31, 2022 was $1,734.

(b)	Securities were purchased with cash collateral held from securities on loan at January 31, 2022.

(c)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2022.

NM	Not meaningful, amount is less than 0.05%.

Small-Cap Growth ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$40,280	0.7%
Air Freight & Logistics	32,953	0.6%
Auto Components	85,582	1.5%
Automobiles	12,646	0.2%
Banks	517,990	9.2%
Beverages	68,415	1.2%
Biotechnology	182,498	3.2%
Building Products	101,145	1.8%
Capital Markets	90,277	1.6%
Chemicals	157,386	2.8%
Commercial Services & Supplies	22,045	0.4%
Communications Equipment	93,237	1.7%
Construction & Engineering	69,646	1.2%
Consumer Finance	34,809	0.6%
Containers & Packaging	3,253	0.1%
Diversified Telecommunication Services	20,673	0.4%
Electrical Equipment	26,031	0.5%
Electronic Equipment, Instruments & Components	169,694	3.0%
Energy Equipment & Services	5,974	0.1%
Entertainment	9,589	0.2%
Equity Real Estate Investment Trusts	346,391	6.2%
Food & Staples Retailing	25,091	0.4%
Food Products	48,806	0.9%
Gas Utilities	14,166	0.2%
Health Care Equipment & Supplies	161,644	2.9%
Health Care Providers & Services	214,581	3.8%
Health Care Technology	105,837	1.9%
Hotels, Restaurants & Leisure	39,954	0.7%
Household Durables	140,757	2.5%
Household Products	20,448	0.4%
Insurance	92,381	1.6%
Interactive Media & Services	5,702	0.1%
Internet & Direct Marketing Retail	31,889	0.6%
IT Services	141,946	2.5%
Leisure Products	39,072	0.7%
Life Sciences Tools & Services	17,536	0.3%
Machinery	267,176	4.8%
Marine	47,072	0.8%
Media	40,201	0.7%
Metals & Mining	30,583	0.5%
Mortgage Real Estate Investment Trusts	25,441	0.5%
Oil, Gas & Consumable Fuels	330,429	5.9%
Personal Products	71,773	1.3%
Pharmaceuticals	120,874	2.2%
Professional Services	115,399	2.1%
Real Estate Management & Development	50,964	0.9%
Road & Rail	25,913	0.5%
Semiconductors & Semiconductor Equipment	390,463	7.0%
Software	240,435	4.3%
Specialty Retail	226,783	4.0%
Technology Hardware, Storage & Peripherals	34,096	0.6%
Textiles, Apparel & Luxury Goods	66,058	1.2%
Thrifts & Mortgage Finance	168,277	3.0%
Tobacco	16,709	0.3%
Trading Companies & Distributors	48,031	0.9%
Water Utilities	62,102	1.1%
Other**	41,314	0.7%
Total	$5,610,417	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

124 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks (61.0%)

	Percentage of Net Assets	Shares	Value
AMC Entertainment Holdings, Inc.* (Entertainment)*(a)	0.2%	748	$12,012
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)*	0.1%	415	8,105
Arena Pharmaceuticals, Inc.* (Biotechnology)*	0.1%	90	8,278
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)*	0.1%	147	7,756
ASGN, Inc.* (Professional Services)*	0.1%	74	8,499
Avis Budget Group, Inc.* (Road & Rail)*	0.2%	60	10,571
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)*	0.2%	81	10,761
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)*	0.2%	199	12,232
Cadence Bank (Banks)	0.1%	273	8,508
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	0.2%	152	10,362
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	41	7,416
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)*	0.1%	85	8,723
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	0.2%	59	11,796
EMCOR Group, Inc. (Construction & Engineering)	0.1%	77	9,179
First Financial Bankshares, Inc. (Banks)	0.1%	188	8,833
Fox Factory Holding Corp.* (Auto Components)*	0.1%	61	8,117
Glacier Bancorp, Inc. (Banks)	0.1%	160	8,308
Helen of Troy, Ltd.* (Household Durables)*	0.1%	35	7,327
Houlihan Lokey, Inc. (Capital Markets)	0.1%	74	7,864
II-VI, Inc.* (Electronic Equipment, Instruments & Components)*	0.2%	154	9,763
Inspire Medical Systems, Inc.* (Health Care Technology)*	0.1%	39	8,630
Intellia Therapeutics, Inc.* (Biotechnology)*	0.2%	101	9,552
KBR, Inc. (Professional Services)	0.1%	205	8,896
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)*	0.2%	197	10,879
Macy's, Inc. (Multiline Retail)	0.2%	455	11,648
Medpace Holdings, Inc.* (Life Sciences Tools & Services)*	0.1%	42	7,452
Omnicell, Inc.* (Health Care Technology)*	0.1%	63	9,459
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	0.2%	380	14,745
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	0.1%	141	8,357
Performance Food Group Co.* (Food & Staples Retailing)*	0.1%	220	9,281
Rapid7, Inc.* (Software)*	0.1%	82	7,899
RBC Bearings, Inc.* (Machinery)*	0.1%	41	7,398
Rogers Corp.* (Electronic Equipment, Instruments & Components)*	0.1%	27	7,369
Saia, Inc.* (Road & Rail)*	0.2%	38	10,804
Scientific Games Corp.* (Hotels, Restaurants & Leisure)*	0.1%	139	8,019
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)*	0.2%	58	9,581
SouthState Corp. (Banks)	0.1%	101	8,524
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	0.2%	256	10,939
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)*	0.2%	57	11,991
Tenet Healthcare Corp.* (Health Care Providers & Services)*	0.2%	154	11,414
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	0.1%	107	8,000
Tetra Tech, Inc. (Commercial Services & Supplies)	0.2%	78	10,856
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	0.1%	102	8,709
The Goodyear Tire & Rubber Co.* (Auto Components)*	0.1%	401	8,313
Valley National Bancorp (Banks)	0.1%	581	8,087
Vonage Holdings Corp.* (Software)*	0.1%	350	7,294
WESCO International, Inc.* (Trading Companies & Distributors)*	0.1%	66	8,044
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)*	0.2%	307	11,372
Workiva, Inc.* (Software)*	0.1%	62	7,333
Other Common Stocks(a)	53.9%	157,507	3,426,987
TOTAL COMMON STOCKS (Cost $2,949,503)			3,882,242

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 125

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	290	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(b)(c) (41.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $2,615,000	$2,615,000	$2,615,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,615,000)		2,615,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(e)	12,484	$12,484
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $12,484)		12,484
TOTAL INVESTMENT SECURITIES (Cost $5,576,987)—102.3%		6,509,726
Net other assets (liabilities)—(2.3)%		(146,756)
NET ASSETS—100.0%		$6,362,970

*	Non-income producing security.

+	This security was fair valued based on procedures approved by the Board of Trustees. As of January 31, 2022, this security represented 0.000% of the net assets of the Fund.

(a)	All or part of this security was on loan as of January 31, 2022. The total value of securities on loan as of January 31, 2022 was $12,795.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $480,000.

(c)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2022.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	2/28/22	0.48%	$687,645	$45,242
Russell 2000 Index	UBS AG	2/28/22	0.08%	1,770,837	84,913
				$2,458,482	$130,155

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

126 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Small-Cap ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$24,379	0.4%
Air Freight & Logistics	13,817	0.2%
Airlines	13,149	0.2%
Auto Components	53,817	0.8%
Automobiles	7,705	0.1%
Banks	353,538	5.6%
Beverages	16,128	0.3%
Biotechnology	294,166	4.6%
Building Products	50,570	0.8%
Capital Markets	63,170	1.0%
Chemicals	78,143	1.2%
Commercial Services & Supplies	67,861	1.1%
Communications Equipment	33,643	0.5%
Construction & Engineering	61,044	1.0%
Construction Materials	7,482	0.1%
Consumer Finance	30,492	0.5%
Containers & Packaging	9,577	0.2%
Distributors	692	NM
Diversified Consumer Services	28,810	0.5%
Diversified Financial Services	5,844	0.1%
Diversified Telecommunication Services	18,635	0.3%
Electric Utilities	25,145	0.4%
Electrical Equipment	36,884	0.6%
Electronic Equipment, Instruments & Components	85,654	1.3%
Energy Equipment & Services	38,558	0.6%
Entertainment	25,110	0.4%
Equity Real Estate Investment Trusts	262,777	4.1%
Food & Staples Retailing	40,630	0.6%
Food Products	39,903	0.6%
Gas Utilities	37,480	0.6%
Health Care Equipment & Supplies	121,040	1.9%
Health Care Providers & Services	103,822	1.6%
Health Care Technology	46,045	0.7%
Hotels, Restaurants & Leisure	92,699	1.5%
Household Durables	73,579	1.2%
Household Products	11,647	0.2%
Independent Power and Renewable Electricity Producers	12,537	0.2%
Insurance	79,015	1.2%
Interactive Media & Services	14,075	0.2%
Internet & Direct Marketing Retail	19,576	0.3%
IT Services	64,381	1.0%
Leisure Products	23,840	0.4%
Life Sciences Tools & Services	25,679	0.4%
Machinery	146,203	2.3%
Marine	8,538	0.1%
Media	43,225	0.7%
Metals & Mining	49,613	0.8%
Mortgage Real Estate Investment Trusts	52,866	0.8%
Multiline Retail	15,648	0.2%
Multi-Utilities	16,629	0.3%
Oil, Gas & Consumable Fuels	165,720	2.6%
Paper & Forest Products	5,369	0.1%
Personal Products	21,656	0.3%
Pharmaceuticals	58,513	0.9%
Professional Services	68,010	1.1%
Real Estate Management & Development	34,358	0.5%
Road & Rail	33,581	0.5%
Semiconductors & Semiconductor Equipment	136,770	2.1%
Software	216,849	3.4%
Specialty Retail	92,973	1.5%
Technology Hardware, Storage & Peripherals	10,708	0.2%
Textiles, Apparel & Luxury Goods	27,744	0.4%
Thrifts & Mortgage Finance	73,909	1.2%
Tobacco	5,461	0.1%
Trading Companies & Distributors	61,876	1.0%
Water Utilities	17,056	0.3%
Wireless Telecommunication Services	6,229	0.1%
Other**	2,480,728	39.0%
Total	$6,362,970	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 127

Common Stocks (100.5%)

	Shares	Value
AAON, Inc. (Building Products)	330	$21,203
AAR Corp.* (Aerospace & Defense)	805	32,417
Aaron’s Co., Inc. (The) (Specialty Retail)	760	16,089
Abercrombie & Fitch Co.* (Specialty Retail)	756	29,484
ABM Industries, Inc. (Commercial Services & Supplies)	1,624	67,705
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,196	23,669
Addus HomeCare Corp.* (Health Care Providers & Services)	220	17,563
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,202	35,363
AdvanSix, Inc. (Chemicals)	311	13,090
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	867	33,458
AeroVironment, Inc.* (Aerospace & Defense)	255	14,515
Agilysys, Inc.* (Software)	173	6,584
Agree Realty Corp. (Equity Real Estate Investment Trusts)	928	60,672
Alamo Group, Inc. (Machinery)	138	19,437
Albany International Corp.—Class A (Machinery)	390	32,647
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	1,753	40,231
Allegheny Technologies, Inc.* (Metals & Mining)	1,688	30,874
Allegiance Bancshares, Inc. (Banks)	455	20,034
Allegiant Travel Co.* (Airlines)	366	65,389
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,806	36,517
Ambac Financial Group, Inc.* (Insurance)	1,119	15,856
AMC Networks, Inc.*—Class A (Media)	706	30,097
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	724	26,042
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	2,754	22,418
American Equity Investment Life Holding Co. (Insurance)	1,989	81,828
American Public Education, Inc.* (Diversified Consumer Services)	451	9,647
American States Water Co. (Water Utilities)	302	27,853
American Vanguard Corp. (Chemicals)	651	9,876
American Woodmark Corp.* (Building Products)	399	23,912
America’s Car-Mart, Inc.* (Specialty Retail)	147	13,953
Ameris Bancorp (Banks)	688	33,925
AMERISAFE, Inc. (Insurance)	468	24,579
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	287	6,627
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	108	4,365
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	164	5,215
Apogee Enterprises, Inc. (Building Products)	613	27,370
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	3,177	43,366
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	529	51,832
Archrock, Inc. (Energy Equipment & Services)	3,239	27,337
Arconic Corp.* (Metals & Mining)	2,573	79,582
Arcosa, Inc. (Construction & Engineering)	1,168	54,499
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	898	7,804
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	578	8,109
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	2,169	20,345
Artivion, Inc.* (Health Care Equipment & Supplies)	950	16,910
Asbury Automotive Group, Inc.* (Specialty Retail)	307	49,417
Assured Guaranty, Ltd. (Insurance)	979	52,171
Astec Industries, Inc. (Machinery)	550	34,810
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	653	52,455
ATN International, Inc. (Diversified Telecommunication Services)	264	10,476
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	1,164	35,222
Avista Corp. (Multi-Utilities)	1,710	76,026
AZZ, Inc. (Electrical Equipment)	600	28,548
B&G Foods, Inc. (Food Products)	1,568	48,765
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	247	24,989
Banc of California, Inc. (Banks)	718	13,872
BancFirst Corp. (Banks)	214	16,039
BankUnited, Inc. (Banks)	2,152	89,846
Banner Corp. (Banks)	471	29,254
Barnes Group, Inc. (Machinery)	1,125	50,816
Bed Bath & Beyond, Inc.* (Specialty Retail)	2,442	39,658
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	851	20,543
Berkshire Hills Bancorp, Inc. (Banks)	1,175	34,768
Big Lots, Inc. (Multiline Retail)	786	32,941
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	562	16,911
Bloomin’ Brands, Inc.* (Hotels, Restaurants & Leisure)	1,962	39,887
Blucora, Inc.* (Capital Markets)	659	10,689
Boise Cascade Co. (Trading Companies & Distributors)	493	34,618
Bottomline Technologies, Inc.* (Software)	430	24,249
Brady Corp.—Class A (Commercial Services & Supplies)	633	32,865
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	4,134	53,163
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	1,097	36,431
Bristow Group, Inc.* (Energy Equipment & Services)	560	18,396
Brookline Bancorp, Inc. (Banks)	1,050	17,955
CalAmp Corp.* (Communications Equipment)	868	5,156
Calavo Growers, Inc. (Food Products)	427	17,682
Caleres, Inc. (Specialty Retail)	925	22,182
California Water Service Group (Water Utilities)	521	32,350
Cal-Maine Foods, Inc. (Food Products)	904	35,256
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	3,120	34,726
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	568	9,980
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,242	26,343

See accompanying notes to the financial statements.

128 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Carpenter Technology Corp. (Metals & Mining)	1,164	$33,430
Cars.com, Inc.* (Interactive Media & Services)	799	12,448
Centerspace (Equity Real Estate Investment Trusts)	124	11,827
Central Garden & Pet Co.* (Household Products)	235	10,902
Central Garden & Pet Co.*—Class A (Household Products)	970	42,030
Central Pacific Financial Corp. (Banks)	256	7,450
Century Aluminum Co.* (Metals & Mining)	670	10,278
Chatham Lodging Trust* (Equity Real Estate Investment Trusts)	1,179	15,645
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	786	23,454
Chesapeake Utilities Corp. (Gas Utilities)	205	27,923
Chico’s FAS, Inc.* (Specialty Retail)	2,962	13,951
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	479	12,076
Cinemark Holdings, Inc.* (Entertainment)	1,235	18,648
CIRCOR International, Inc.* (Machinery)	488	13,552
City Holding Co. (Banks)	190	15,240
Clearwater Paper Corp.* (Paper & Forest Products)	402	12,711
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	339	21,564
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	493	16,259
Columbia Banking System, Inc. (Banks)	1,878	65,298
Community Bank System, Inc. (Banks)	703	50,208
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	232	10,519
Compass Minerals International, Inc. (Metals & Mining)	815	43,521
Computer Programs & Systems, Inc.* (Health Care Technology)	354	10,025
Comtech Telecommunications Corp. (Communications Equipment)	636	12,930
CONMED Corp. (Health Care Equipment & Supplies)	253	34,807
Conn’s, Inc.* (Specialty Retail)	464	11,261
Consensus Cloud Solutions, Inc.* (Software)	388	22,000
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	767	16,675
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	1,744	12,539
Cooper-Standard Holding, Inc.* (Auto Components)	410	8,442
Corcept Therapeutics, Inc.* (Pharmaceuticals)	894	16,780
Core Laboratories N.V. (Energy Equipment & Services)	648	17,282
CoreCivic, Inc.* (Equity Real Estate Investment Trusts)	2,907	29,390
Covetrus, Inc.* (Health Care Providers & Services)	2,497	45,121
CSG Systems International, Inc. (IT Services)	322	18,280
CTS Corp. (Electronic Equipment, Instruments & Components)	382	12,816
Cutera, Inc.* (Health Care Equipment & Supplies)	146	5,316
CVB Financial Corp. (Banks)	3,076	67,764
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	514	18,396
Deluxe Corp. (Commercial Services & Supplies)	1,028	30,943
Designer Brands, Inc.* (Specialty Retail)	1,482	19,518
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	5,082	47,517
Digi International, Inc.* (Communications Equipment)	436	9,740
Dime Community Bancshares, Inc. (Banks)	417	14,578
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	192	13,027
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	5,775	17,614
DMC Global, Inc.* (Energy Equipment & Services)	452	18,234
Dorman Products, Inc.* (Auto Components)	227	21,254
Dril-Quip, Inc.* (Energy Equipment & Services)	854	21,598
DXP Enterprises, Inc.* (Trading Companies & Distributors)	413	11,791
Eagle Bancorp, Inc. (Banks)	314	18,831
Eagle Pharmaceuticals, Inc.* (Biotechnology)	139	6,386
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	2,081	43,639
Ebix, Inc. (Software)	574	17,444
Edgewell Personal Care Co. (Personal Products)	1,313	60,135
eHealth, Inc.* (Insurance)	574	12,542
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	469	6,256
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	738	13,114
Emergent BioSolutions, Inc.* (Biotechnology)	1,156	54,100
Employers Holdings, Inc. (Insurance)	675	26,393
Enanta Pharmaceuticals, Inc.* (Biotechnology)	173	10,280
Encore Capital Group, Inc.* (Consumer Finance)	310	19,995
Enerpac Tool Group Corp. (Machinery)	757	13,512
EnPro Industries, Inc. (Machinery)	497	52,194
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	653	30,018
ESCO Technologies, Inc. (Machinery)	629	50,182
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	1,410	37,436
Ethan Allen Interiors, Inc. (Household Durables)	531	13,387
EVERTEC, Inc. (IT Services)	477	20,816
EZCORP, Inc.*—Class A (Consumer Finance)	1,285	7,671
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	228	12,383
FB Financial Corp. (Banks)	449	19,989
Federal Signal Corp. (Machinery)	574	22,397
Ferro Corp.* (Chemicals)	1,060	23,108
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	416	3,940
First Bancorp (Banks)	417	18,310
First Commonwealth Financial Corp. (Banks)	1,031	17,073
First Financial Bancorp (Banks)	2,265	57,101
First Hawaiian, Inc. (Banks)	3,112	88,225
First Midwest Bancorp, Inc. (Banks)	2,757	57,263

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 129

Common Stocks, continued

	Shares	Value
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	699	$29,875
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,147	12,720
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	952	25,771
Franklin BSP Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,063	14,319
Franklin Electric Co., Inc. (Machinery)	309	26,821
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	2,299	12,759
Fresh Del Monte Produce, Inc. (Food Products)	804	22,375
FutureFuel Corp. (Chemicals)	625	4,875
Gannett Co., Inc.* (Media)	2,135	10,376
GCP Applied Technologies, Inc.* (Chemicals)	1,295	41,311
Genesco, Inc.* (Specialty Retail)	178	11,451
Genworth Financial, Inc.* (Insurance)	12,258	47,806
Getty Realty Corp. (Equity Real Estate Investment Trusts)	515	15,280
Gibraltar Industries, Inc.* (Building Products)	418	22,906
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	1,056	28,693
Glatfelter Corp. (Paper & Forest Products)	1,076	18,679
Glaukos Corp.* (Health Care Equipment & Supplies)	544	28,963
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	2,503	35,893
GMS, Inc.* (Trading Companies & Distributors)	459	23,492
Granite Construction, Inc. (Construction & Engineering)	1,106	39,794
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,299	15,718
Green Dot Corp.*—Class A (Consumer Finance)	1,321	41,889
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	1,294	39,519
Griffon Corp. (Building Products)	1,149	25,726
Group 1 Automotive, Inc. (Specialty Retail)	438	74,376
Guess?, Inc. (Specialty Retail)	942	21,685
H.B. Fuller Co. (Chemicals)	686	49,234
Hanger, Inc.* (Health Care Providers & Services)	889	16,118
Hanmi Financial Corp. (Banks)	322	8,655
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	242	8,678
Harsco Corp.* (Machinery)	1,913	30,034
Haverty Furniture Cos., Inc. (Specialty Retail)	361	10,657
Hawaiian Holdings, Inc.* (Airlines)	1,238	21,170
Hawkins, Inc. (Chemicals)	209	7,800
Haynes International, Inc. (Metals & Mining)	132	4,966
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,801	32,760
HealthStream, Inc.* (Health Care Technology)	282	6,867
Heartland Express, Inc. (Road & Rail)	1,123	16,800
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	3,429	12,104
Helmerich & Payne, Inc. (Energy Equipment & Services)	2,605	74,765
Heritage Financial Corp. (Banks)	850	20,621
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	799	7,207
Hillenbrand, Inc. (Machinery)	811	37,695
Hilltop Holdings, Inc. (Banks)	720	23,782
HNI Corp. (Commercial Services & Supplies)	1,053	44,163
Hope Bancorp, Inc. (Banks)	2,904	48,642
Horace Mann Educators Corp. (Insurance)	1,002	38,086
Hostess Brands, Inc.* (Food Products)	3,312	67,963
Hub Group, Inc.*—Class A (Air Freight & Logistics)	820	62,091
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	297	12,599
Independent Bank Corp. (Banks)	665	56,093
Independent Bank Group, Inc. (Banks)	892	67,721
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	932	21,371
Innospec, Inc. (Chemicals)	595	55,311
Inogen, Inc.* (Health Care Equipment & Supplies)	493	14,657
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	842	79,274
Integer Holdings Corp.* (Health Care Equipment & Supplies)	797	62,492
InterDigital, Inc. (Communications Equipment)	357	24,644
Interface, Inc. (Commercial Services & Supplies)	786	10,422
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	7,534	20,191
iRobot Corp.* (Household Durables)	294	19,263
iStar, Inc. (Equity Real Estate Investment Trusts)	739	15,866
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,094	67,828
J & J Snack Foods Corp. (Food Products)	202	30,641
James River Group Holdings, Ltd. (Insurance)	900	25,488
John B Sanfilippo & Son, Inc. (Food Products)	214	16,927
John Bean Technologies Corp. (Machinery)	278	37,530
Kaiser Aluminum Corp. (Metals & Mining)	384	36,768
Kaman Corp.—Class A (Trading Companies & Distributors)	671	26,820
KAR Auction Services, Inc.* (Commercial Services & Supplies)	2,926	41,608
Kelly Services, Inc.—Class A (Professional Services)	870	14,860
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	655	13,978
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,339	28,400
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	563	27,750
Koppers Holdings, Inc.* (Chemicals)	515	15,388
Kraton Corp.* (Chemicals)	777	36,037
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	670	17,025
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	115	7,723
La-Z-Boy, Inc. (Household Durables)	1,071	39,316
LCI Industries (Auto Components)	202	24,879
LendingTree, Inc.* (Thrifts & Mortgage Finance)	278	33,872
Lindsay Corp. (Machinery)	108	13,635
LivePerson, Inc.* (Software)	604	18,041
LL Flooring Holdings, Inc.* (Specialty Retail)	704	10,166

See accompanying notes to the financial statements.

130 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Loyalty Ventures, Inc.* (Media)	482	$14,127
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	951	34,303
LXP Industrial Trust (Equity Real Estate Investment Trusts)	3,415	50,849
M.D.C Holdings, Inc. (Household Durables)	1,365	69,192
M/I Homes, Inc.* (Household Durables)	703	37,252
ManTech International Corp.—Class A (Professional Services)	666	48,112
Marcus & Millichap, Inc.* (Real Estate Management & Development)	265	12,405
Marten Transport, Ltd. (Road & Rail)	1,443	24,084
Materion Corp. (Metals & Mining)	207	17,150
Matthews International Corp.—Class A (Commercial Services & Supplies)	763	26,797
MAX Holdings, Inc. (Real Estate Management & Development)	456	13,571
MEDNAX, Inc.* (Health Care Providers & Services)	2,089	51,076
Mercer International, Inc. (Paper & Forest Products)	973	11,822
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	378	7,881
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	528	29,278
Meritage Homes Corp.* (Household Durables)	478	48,770
Meritor, Inc.* (Machinery)	1,694	39,047
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	50	14,217
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	517	22,764
Middlesex Water Co. (Water Utilities)	131	13,262
ModivCare, Inc.* (Health Care Providers & Services)	128	14,839
Monro, Inc. (Specialty Retail)	461	22,926
Moog, Inc.—Class A (Aerospace & Defense)	707	53,901
Motorcar Parts of America, Inc.* (Auto Components)	464	7,670
Mr Cooper Group, Inc.* (Thrifts & Mortgage Finance)	1,814	72,831
Myers Industries, Inc. (Containers & Packaging)	498	8,999
Myriad Genetics, Inc.* (Biotechnology)	926	24,345
Nabors Industries, Ltd.* (Energy Equipment & Services)	187	19,356
National Bank Holdings Corp. (Banks)	307	13,938
National Beverage Corp. (Beverages)	242	10,810
National Presto Industries, Inc. (Aerospace & Defense)	123	10,117
Natus Medical, Inc.* (Health Care Equipment & Supplies)	824	18,985
NBT Bancorp, Inc. (Banks)	1,046	40,459
Neenah, Inc. (Paper & Forest Products)	404	18,624
Nektar Therapeutics* (Pharmaceuticals)	2,452	27,267
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,339	30,181
NETGEAR, Inc.* (Communications Equipment)	707	19,563
NetScout Systems, Inc.* (Communications Equipment)	1,785	56,317
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	9,164	34,365
NextGen Healthcare, Inc.* (Health Care Technology)	1,388	26,802
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	2,070	51,212
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	442	6,966
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	3,056	43,120
Northwest Natural Holding Co. (Gas Utilities)	743	35,174
NOW, Inc.* (Trading Companies & Distributors)	2,671	23,745
Oceaneering International, Inc.* (Energy Equipment & Services)	2,410	31,402
Office Properties Income Trust (Equity Real Estate Investment Trusts)	1,171	29,837
OFG Bancorp (Banks)	603	16,685
O-I Glass, Inc.* (Containers & Packaging)	3,788	50,418
Oil States International, Inc.* (Energy Equipment & Services)	1,487	9,323
Old National Bancorp (Banks)	4,003	73,375
Olympic Steel, Inc. (Metals & Mining)	224	4,769
OneSpan, Inc.* (Software)	424	6,809
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,740	15,399
Orion Office REIT, Inc.* (Equity Real Estate Investment Trusts)	1,308	21,765
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	477	14,501
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	229	18,993
Owens & Minor, Inc. (Health Care Providers & Services)	1,823	76,729
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	137	11,287
Pacific Premier Bancorp, Inc. (Banks)	1,276	48,807
Pacira BioSciences, Inc.* (Pharmaceuticals)	420	26,363
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,104	15,566
Park Aerospace Corp. (Aerospace & Defense)	263	3,558
Park National Corp. (Banks)	129	17,474
Patrick Industries, Inc. (Auto Components)	289	18,612
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	5,197	51,762
PBF Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	2,295	36,353
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	265	11,488
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	267	7,938
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	2,342	41,734
Perdoceo Education Corp.* (Diversified Consumer Services)	1,695	18,679
PetMed Express, Inc. (Internet & Direct Marketing Retail)	506	13,070
PGT Innovations, Inc.* (Building Products)	792	15,040
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	491	9,476
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,478	26,427
Pitney Bowes, Inc. (Commercial Services & Supplies)	4,000	24,640

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 131

Common Stocks, continued

	Shares	Value
Plantronics, Inc.* (Communications Equipment)	536	$14,284
Plexus Corp.* (Electronic Equipment, Instruments & Components)	682	52,869
Powell Industries, Inc. (Electrical Equipment)	218	6,509
PRA Group, Inc.* (Consumer Finance)	1,053	48,965
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	569	32,121
PriceSmart, Inc. (Food & Staples Retailing)	581	41,489
ProAssurance Corp. (Insurance)	1,304	31,244
ProPetro Holding Corp.* (Energy Equipment & Services)	2,049	21,535
Proto Labs, Inc.* (Machinery)	666	33,420
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,007	24,339
Quaker Chemical Corp. (Chemicals)	135	28,238
Quanex Building Products Corp. (Building Products)	810	17,650
QuinStreet, Inc.* (Interactive Media & Services)	1,205	19,389
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	1,871	36,017
Rayonier Advanced Materials, Inc.* (Chemicals)	1,543	9,613
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	1,422	20,249
Realogy Holdings Corp.* (Real Estate Management & Development)	2,816	46,463
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	381	5,620
REGENXBIO, Inc.* (Biotechnology)	500	13,200
Renasant Corp. (Banks)	1,346	49,506
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	1,214	48,875
Rent-A-Center, Inc. (Specialty Retail)	759	31,992
Resideo Technologies, Inc.* (Building Products)	3,486	86,384
Resources Connection, Inc. (Professional Services)	754	13,142
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	1,496	27,721
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	127	12,247
RPC, Inc.* (Energy Equipment & Services)	1,728	10,212
RPT Realty (Equity Real Estate Investment Trusts)	998	12,595
Ruth’s Hospitality Group, Inc.* (Hotels, Restaurants & Leisure)	768	15,383
S&T Bancorp, Inc. (Banks)	950	29,270
Safety Insurance Group, Inc. (Insurance)	344	28,322
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,529	26,253
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,555	58,810
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	98	4,839
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	617	19,238
Scholastic Corp. (Media)	736	30,191
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	759	22,975
Seacoast Banking Corp. of Florida (Banks)	677	24,711
Select Medical Holdings Corp. (Health Care Providers & Services)	2,560	59,469
Selectquote, Inc.* (Insurance)	1,537	11,358
Seneca Foods Corp.*—Class A (Food Products)	151	7,059
Service Properties Trust (Equity Real Estate Investment Trusts)	3,989	34,106
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	426	28,146
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	1,207	27,483
Simmons First National Corp.—Class A (Banks)	2,774	79,336
Simulations Plus, Inc. (Health Care Technology)	151	6,421
SiriusPoint, Ltd.* (Insurance)	2,115	17,914
SITE Centers Corp. (Equity Real Estate Investment Trusts)	1,950	28,880
SkyWest, Inc.* (Airlines)	1,217	46,429
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	218	12,504
Sonic Automotive, Inc.—Class A (Specialty Retail)	501	25,556
South Jersey Industries, Inc. (Gas Utilities)	2,716	67,954
Southside Bancshares, Inc. (Banks)	290	12,151
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	8,830	38,852
SpartanNash Co. (Food & Staples Retailing)	867	21,302
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,711	1,200
SPX Corp.* (Machinery)	636	33,186
SPX FLOW, Inc. (Machinery)	395	34,049
Standard Motor Products, Inc. (Auto Components)	463	22,164
Standex International Corp. (Machinery)	153	15,201
Stepan Co. (Chemicals)	515	56,732
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	611	25,137
Stewart Information Services Corp. (Insurance)	331	23,643
StoneX Group, Inc.* (Capital Markets)	406	26,637
Strategic Education, Inc. (Diversified Consumer Services)	547	32,634
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts)	2,574	24,247
SunCoke Energy, Inc. (Metals & Mining)	2,008	13,755
Surmodics, Inc.* (Health Care Equipment & Supplies)	117	5,345
Sylvamo Corp.* (Paper & Forest Products)	852	25,382
Tabula Rasa HealthCare, Inc.* (Health Care Technology)	288	3,108
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	479	7,554
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	989	10,523
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	2,386	47,243
Tennant Co. (Machinery)	254	19,601
The Andersons, Inc. (Food & Staples Retailing)	748	28,499
The Cato Corp.—Class A (Specialty Retail)	473	7,814

See accompanying notes to the financial statements.

132 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	1,171	$41,781
The E.W. Scripps Co.*—Class A (Media)	747	15,314
The Ensign Group, Inc. (Health Care Providers & Services)	582	43,900
The GEO Group, Inc.* (Equity Real Estate Investment Trusts)	2,961	19,928
The Greenbrier Cos., Inc. (Machinery)	786	31,723
The Marcus Corp.* (Entertainment)	528	8,897
The ODP Corp.* (Specialty Retail)	1,108	49,007
The Pennant Group, Inc.* (Health Care Providers & Services)	318	5,285
TimkenSteel Corp.* (Metals & Mining)	994	13,946
Titan International, Inc.* (Machinery)	1,237	12,061
Tivity Health, Inc.* (Health Care Providers & Services)	568	14,450
Tompkins Financial Corp. (Banks)	161	12,809
Tootsie Roll Industries, Inc. (Food Products)	209	7,096
Tredegar Corp. (Chemicals)	620	7,285
TreeHouse Foods, Inc.* (Food Products)	1,347	52,170
Trinseo PLC (Chemicals)	939	50,274
TrueBlue, Inc.* (Professional Services)	857	22,796
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	464	15,730
Trustmark Corp. (Banks)	1,511	49,228
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,520	33,919
Tupperware Brands Corp.* (Household Durables)	1,181	18,211
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	8,309	47,777
U.S. Ecology, Inc.* (Commercial Services & Supplies)	760	21,721
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	172	16,644
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	1,803	17,219
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	336	6,387
UniFirst Corp. (Commercial Services & Supplies)	368	69,953
Unisys Corp.* (IT Services)	843	15,385
United Community Banks, Inc. (Banks)	910	32,205
United Fire Group, Inc. (Insurance)	521	12,994
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	2,396	28,896
Unitil Corp. (Multi-Utilities)	386	18,119
Universal Corp. (Tobacco)	594	32,331
Universal Electronics, Inc.* (Household Durables)	314	11,144
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	142	8,279
Universal Insurance Holdings, Inc. (Insurance)	677	11,671
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	334	6,576
USANA Health Sciences, Inc.* (Personal Products)	94	8,985
Vanda Pharmaceuticals, Inc.* (Biotechnology)	484	7,337
Varex Imaging Corp.* (Health Care Equipment & Supplies)	343	8,952
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	618	5,061
Veris Residential, Inc.* (Equity Real Estate Investment Trusts)	1,932	31,878
Veritiv Corp.* (Trading Companies & Distributors)	335	31,182
Viad Corp.* (Commercial Services & Supplies)	232	8,739
Viavi Solutions, Inc.* (Communications Equipment)	2,181	35,899
Wabash National Corp. (Machinery)	1,195	23,446
Warrior Met Coal, Inc. (Metals & Mining)	1,242	32,540
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,145	28,190
WD-40 Co. (Household Products)	138	30,672
Westamerica Bancorp (Banks)	650	37,752
Whitestone REIT (Equity Real Estate Investment Trusts)	1,116	11,394
Winnebago Industries, Inc. (Automobiles)	395	25,485
WisdomTree Investments, Inc. (Capital Markets)	1,001	5,616
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,075	28,477
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,527	43,077
WSFS Financial Corp. (Thrifts & Mortgage Finance)	886	46,409
WW International, Inc.* (Diversified Consumer Services)	1,285	16,191
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	2,759	47,841
Xperi Holding Corp. (Software)	1,212	20,446
Zumiez, Inc.* (Specialty Retail)	517	23,239
TOTAL COMMON STOCKS (Cost $10,134,724)		12,330,072
TOTAL INVESTMENT SECURITIES (Cost $10,134,724)—100.5%		12,330,072
Net other assets (liabilities)—(0.5)%		(56,829)
NET ASSETS—100.0%		$12,273,243

*	Non-income producing security.

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 133

Small-Cap Value ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$147,966	1.2%
Air Freight & Logistics	114,546	0.9%
Airlines	132,988	1.1%
Auto Components	125,439	1.0%
Automobiles	25,485	0.2%
Banks	1,516,244	12.3%
Beverages	10,810	0.1%
Biotechnology	116,848	0.9%
Building Products	240,191	2.0%
Capital Markets	42,942	0.3%
Chemicals	408,172	3.3%
Commercial Services & Supplies	412,316	3.4%
Communications Equipment	178,533	1.5%
Construction & Engineering	94,293	0.8%
Consumer Finance	118,520	1.0%
Containers & Packaging	59,417	0.5%
Diversified Consumer Services	112,514	0.9%
Diversified Telecommunication Services	44,579	0.4%
Electrical Equipment	35,057	0.3%
Electronic Equipment, Instruments & Components	502,136	4.1%
Energy Equipment & Services	350,525	2.9%
Entertainment	27,545	0.2%
Equity Real Estate Investment Trusts	1,000,651	8.1%
Food & Staples Retailing	114,744	0.9%
Food Products	305,933	2.5%
Gas Utilities	131,051	1.1%
Health Care Equipment & Supplies	352,699	2.9%
Health Care Providers & Services	361,195	2.9%
Health Care Technology	89,740	0.7%
Hotels, Restaurants & Leisure	237,854	1.9%
Household Durables	256,535	2.1%
Household Products	83,604	0.7%
Insurance	461,895	3.8%
Interactive Media & Services	31,837	0.3%
Internet & Direct Marketing Retail	13,070	0.1%
IT Services	54,481	0.4%
Life Sciences Tools & Services	30,181	0.2%
Machinery	676,997	5.5%
Media	100,104	0.8%
Metals & Mining	321,579	2.6%
Mortgage Real Estate Investment Trusts	285,156	2.3%
Multiline Retail	32,941	0.3%
Multi-Utilities	94,145	0.8%
Oil, Gas & Consumable Fuels	305,427	2.5%
Paper & Forest Products	110,193	0.9%
Personal Products	69,120	0.6%
Pharmaceuticals	131,677	1.1%
Professional Services	98,910	0.8%
Real Estate Management & Development	109,875	0.9%
Road & Rail	40,884	0.3%
Semiconductors & Semiconductor Equipment	105,602	0.9%
Software	115,573	0.9%
Specialty Retail	530,635	4.3%
Textiles, Apparel & Luxury Goods	145,512	1.2%
Thrifts & Mortgage Finance	329,205	2.7%
Tobacco	32,331	0.3%
Trading Companies & Distributors	203,479	1.7%
Water Utilities	73,465	0.6%
Wireless Telecommunication Services	74,726	0.6%
Other**	(56,829)	(0.5)%
Total	$12,273,243	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

134 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks (70.6%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	541	$18,594
Adobe, Inc.* (Software)	2,183	1,166,376
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,539	632,831
Akamai Technologies, Inc.* (IT Services)	746	85,454
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	254	7,209
Alphabet, Inc.*—Class A (Interactive Media & Services)	1,379	3,731,670
Alphabet, Inc.*—Class C (Interactive Media & Services)	1,283	3,482,024
Alteryx, Inc.* (Software)	275	15,694
Amdocs, Ltd. (IT Services)	580	44,016
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	462	10,173
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,466	404,350
Anaplan, Inc.* (Software)	672	32,444
Angi, Inc.* (Interactive Media & Services)	342	2,934
ANSYS, Inc.* (Software)	400	136,004
Appian Corp.* (Software)	182	10,259
Apple, Inc. (Technology Hardware, Storage & Peripherals)	71,483	12,493,798
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,143	572,480
AppLovin Corp.*—Class A (Software)	124	7,988
Arista Networks, Inc.* (Communications Equipment)	1,028	127,791
Asana, Inc.*—Class A (Software)	372	19,523
Aspen Technology, Inc.* (Software)	308	46,249
Autodesk, Inc.* (Software)	1,009	252,038
Avalara, Inc.* (Software)	398	43,629
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	341	28,760
Bentley Systems, Inc.—Class B (Software)	847	34,024
Bill.com Holdings, Inc.* (Software)	418	78,672
Black Knight, Inc.* (IT Services)	712	53,115
Blackbaud, Inc.* (Software)	192	13,083
Blackline, Inc.* (Software)	245	22,508
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,888	1,106,141
Bumble, Inc.*—Class A (Interactive Media & Services)	335	9,886
Cadence Design Systems, Inc.* (Software)	1,272	193,522
Cargurus, Inc.* (Interactive Media & Services)	404	12,888
CCC Intelligent Solutions Holdings, Inc.* (Software)	278	2,963
CDK Global, Inc. (Software)	545	23,419
CDW Corp. (Electronic Equipment, Instruments & Components)	623	117,778
Ceridian HCM Holding, Inc.* (Software)	625	47,388
Cerner Corp. (Health Care Technology)	1,348	122,938
Chewy, Inc.*—Class A (Internet & Direct Marketing Retail)	407	19,377
Ciena Corp.* (Communications Equipment)	711	47,146
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	261	23,344
Cisco Systems, Inc. (Communications Equipment)	19,350	1,077,215
Citrix Systems, Inc. (Software)	572	58,310
Clear Secure, Inc.*—Class A (Software)	64	1,580
Cloudflare, Inc.*—Class A (Software)	1,256	121,078
Cognizant Technology Solutions Corp.— Class A (IT Services)	2,411	205,948
Confluent, Inc.*—Class A (Software)	282	18,440
Consensus Cloud Solutions, Inc.* (Software)	75	4,253
Coupa Software, Inc.* (Software)	339	45,518
Crowdstrike Holdings, Inc.*—Class A (Software)	945	170,705
Datadog, Inc.*—Class A (Software)	1,179	172,264
Dell Technologies, Inc.*—Class C (Technology Hardware, Storage & Peripherals)	1,335	75,841
Digital Turbine, Inc.* (Software)	404	17,837
DocuSign, Inc.* (Software)	902	113,445
Dolby Laboratories, Inc.—Class A (Electronic Equipment, Instruments & Components)	300	26,355
DoorDash, Inc.*—Class A (Internet & Direct Marketing Retail)	743	84,323
Dropbox, Inc.* (Software)	1,296	32,076
Duck Creek Technologies, Inc.* (Software)	347	8,866
DXC Technology Co.* (IT Services)	1,159	34,863
Dynatrace, Inc.* (Software)	903	49,539
eBay, Inc. (Internet & Direct Marketing Retail)	2,872	172,522
Elastic NV* (Software)	330	30,773
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	619	86,951
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	622	74,540
EPAM Systems, Inc.* (IT Services)	259	123,320
Etsy, Inc.* (Internet & Direct Marketing Retail)	581	91,263
F5, Inc.* (Communications Equipment)	277	57,511
Fair Isaac Corp.* (Software)	125	61,874
Fastly, Inc.*—Class A (IT Services)	492	14,101
Five9, Inc.* (Software)	313	39,344
Fortinet, Inc.* (Software)	623	185,181
Garmin, Ltd. (Household Durables)	698	86,845
Gartner, Inc.* (IT Services)	377	110,797
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	246	12,138
GoDaddy, Inc.*—Class A (IT Services)	763	57,767
Guidewire Software, Inc.* (Software)	384	38,723
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	6,002	98,013
HP, Inc. (Technology Hardware, Storage & Peripherals)	5,289	194,265
HubSpot, Inc.* (Software)	206	100,693
IAC/InterActive Corp.* (Interactive Media & Services)	385	52,568
Intel Corp. (Semiconductors & Semiconductor Equipment)	18,660	910,981
International Business Machines Corp. (IT Services)	4,114	549,507
Intuit, Inc. (Software)	1,299	721,243
Juniper Networks, Inc. (Communications Equipment)	1,494	52,021
KLA Corp. (Semiconductors & Semiconductor Equipment)	696	270,932
Kyndryl Holdings, Inc.* (IT Services)	823	13,892
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	645	380,498

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 135

Common Stocks, continued

	Shares	Value
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	629	$34,733
Liberty Global PLC*—Class A (Media)	815	22,103
Liberty Global PLC*—Class C (Media)	1,526	41,263
Lumen Technologies, Inc. (Diversified Telecommunication Services)	4,229	52,270
Lumentum Holdings, Inc.* (Communications Equipment)	332	33,691
Mandiant, Inc.* (Software)	1,103	16,644
Manhattan Associates, Inc.* (Software)	290	38,822
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,779	269,821
Match Group, Inc.* (Interactive Media & Services)	1,299	146,397
Matterport, Inc.* (Software)	846	8,232
McAfee Corp.—Class A (Software)	346	8,875
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	10,856	3,400,751
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,546	197,264
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,132	422,210
Microsoft Corp. (Software)	34,444	10,711,394
MicroStrategy, Inc.* (Software)	40	14,720
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	253	39,298
MongoDB, Inc.* (IT Services)	303	122,748
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	199	80,183
Motorola Solutions, Inc. (Communications Equipment)	775	179,754
nCino, Inc.* (Software)	269	12,328
NCR Corp.* (Technology Hardware, Storage & Peripherals)	609	23,179
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,026	88,759
New Relic, Inc.* (Software)	271	28,493
NortonLifelock, Inc. (Software)	2,672	69,499
Nuance Communications, Inc.* (Software)	1,309	72,322
Nutanix, Inc.*—Class A (Software)	971	26,547
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	11,469	2,808,299
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,220	250,637
Okta, Inc.* (IT Services)	678	134,169
Omnicell, Inc.* (Health Care Technology)	203	30,478
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,976	116,584
Oracle Corp. (Software)	7,397	600,341
Palantir Technologies, Inc.*—Class A (Software)	7,348	100,741
Palo Alto Networks, Inc.* (Software)	450	232,830
Paycom Software, Inc.* (Software)	222	74,437
Paylocity Holding Corp.* (Software)	182	37,124
Pegasystems, Inc. (Software)	187	18,554
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	278	22,437
Procore Technologies, Inc.* (Software)	43	2,690
PTC, Inc.* (Software)	485	56,386
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	1,232	32,636
Q2 Holdings, Inc.* (Software)	260	16,965
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	507	69,601
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	5,138	903,055
Qualtrics International, Inc.*—Class A (Software)	436	12,762
Rapid7, Inc.* (Software)	258	24,853
RingCentral, Inc.*—Class A (Software)	377	66,537
Salesforce.com, Inc.* (Software)	4,491	1,044,740
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	941	100,828
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	296	21,046
SentinelOne, Inc.*—Class A (Software)	193	8,637
ServiceNow, Inc.* (Software)	912	534,231
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	185	30,560
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	758	111,062
Smartsheet, Inc.* (Software)	578	35,963
Snap, Inc.* (Interactive Media & Services)	4,914	159,902
Snowflake, Inc.*—Class A (IT Services)	1,062	293,006
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	240	57,173
SolarWinds Corp. (IT Services)	205	2,788
Splunk, Inc.* (Software)	741	91,825
Squarespace, Inc.*—Class A (IT Services)	131	4,341
SS&C Technologies Holdings, Inc. (Software)	1,016	81,148
Synopsys, Inc.* (Software)	700	217,350
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	191	19,973
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	747	87,720
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,238	760,679
Trade Desk, Inc. (The)* (Software)	2,000	139,080
Twilio, Inc.* (IT Services)	772	159,125
Twitter, Inc.* (Interactive Media & Services)	3,669	137,624
Tyler Technologies, Inc.* (Software)	189	89,548
Ubiquiti, Inc. (Communications Equipment)	28	8,121
UiPath, Inc.*—Class A (Software)	1,188	43,398
Unity Software, Inc.* (Software)	734	77,180
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	199	30,548
Varonis Systems, Inc.* (Software)	496	18,481
Veeva Systems, Inc.*—Class A (Health Care Technology)	636	150,439
Verint Systems, Inc.* (Software)	301	15,450
VeriSign, Inc.* (IT Services)	442	95,994
Viavi Solutions, Inc.* (Communications Equipment)	1,092	17,974
Vimeo, Inc.* (Interactive Media & Services)	716	10,489
VMware, Inc.—Class A (Software)	924	118,716
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	1,431	74,040
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	532	50,136

See accompanying notes to the financial statements.

136 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Workday, Inc.*—Class A (Software)	875	$221,384
Workiva, Inc.* (Software)	208	24,602
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	632	13,342
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,136	219,873
Zendesk, Inc.* (Software)	553	54,476
Ziff Davis, Inc.* (Software)	222	23,323
Zoom Video Communications, Inc.*—Class A (Software)	994	153,354
Zscaler, Inc.* (Software)	363	93,331
TOTAL COMMON STOCKS (Cost $15,397,191)		59,684,615

Repurchase Agreements(a)(b) (28.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $23,975,000	$23,975,000	$23,975,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,975,000)		23,975,000
TOTAL INVESTMENT SECURITIES (Cost $39,372,191)—99.0%		83,659,615
Net other assets (liabilities)—1.0%		890,655
NET ASSETS—100.0%		$84,550,270

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $11,971,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	2/23/22	0.68%	$36,011,338	$1,309,919
Dow Jones U.S. Technology Index	UBS AG	2/23/22	0.68%	31,092,546	1,141,979
				$67,103,884	$2,451,898

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Technology UltraSector ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Communications Equipment	$1,601,224	1.9%
Diversified Telecommunication Services	52,270	NM
Electronic Equipment, Instruments & Components	164,106	0.2%
Health Care Technology	303,855	0.3%
Household Durables	86,845	0.1%
Interactive Media & Services	11,147,133	13.2%
Internet & Direct Marketing Retail	367,485	0.4%
IT Services	2,104,951	2.5%
Media	63,366	0.1%
Semiconductors & Semiconductor Equipment	11,104,247	13.1%
Software	19,494,432	23.2%
Technology Hardware, Storage & Peripherals	13,194,701	15.6%
Other**	24,865,655	29.4%
Total	$84,550,270	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Telecommunications UltraSector ProFund :: 137

Common Stocks (69.5%)

	Shares	Value
ADTRAN, Inc. (Communications Equipment)	109	$2,094
Anterix, Inc.* (Diversified Telecommunication Services)	42	2,153
Arista Networks, Inc.* (Communications Equipment)	274	34,061
AT&T, Inc. (Diversified Telecommunication Services)	1,486	37,892
ATN International, Inc. (Diversified Telecommunication Services)	25	992
Ciena Corp.* (Communications Equipment)	346	22,943
Cisco Systems, Inc. (Communications Equipment)	3,021	168,178
CommScope Holding Co., Inc.* (Communications Equipment)	456	4,282
Comtech Telecommunications Corp. (Communications Equipment)	59	1,199
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	161	1,158
EchoStar Corp.*—Class A (Communications Equipment)	86	2,037
Extreme Networks, Inc.* (Communications Equipment)	290	3,680
F5, Inc.* (Communications Equipment)	134	27,821
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	465	12,397
Garmin, Ltd. (Household Durables)	247	30,732
Globalstar, Inc.* (Diversified Telecommunication Services)	1,478	1,581
Harmonic, Inc.* (Communications Equipment)	229	2,464
IDT Corp.*—Class B (Diversified Telecommunication Services)	39	1,464
Inseego Corp.* (Communications Equipment)	175	798
Iridium Communications, Inc.* (Diversified Telecommunication Services)	295	10,585
Juniper Networks, Inc. (Communications Equipment)	725	25,245
Liberty Global PLC*—Class A (Media)	394	10,685
Liberty Global PLC*—Class C (Media)	741	20,037
Liberty Latin America, Ltd.*—Class A (Media)	91	996
Liberty Latin America, Ltd.*—Class C (Media)	347	3,751
Lumen Technologies, Inc. (Diversified Telecommunication Services)	2,056	25,412
Lumentum Holdings, Inc.* (Communications Equipment)	162	16,440
Motorola Solutions, Inc. (Communications Equipment)	136	31,544
NETGEAR, Inc.* (Communications Equipment)	65	1,799
NetScout Systems, Inc.* (Communications Equipment)	164	5,174
Plantronics, Inc.* (Communications Equipment)	95	2,532
Radius Global Infrastructure, Inc.*—Class A (Diversified Telecommunication Services)	129	1,775
Ribbon Communications, Inc.* (Communications Equipment)	269	1,211
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	112	2,550
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	221	4,376
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	300	32,452
U.S. Cellular Corp.* (Wireless Telecommunication Services)	33	1,010
Ubiquiti, Inc. (Communications Equipment)	14	4,061
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,413	181,673
ViaSat, Inc.* (Communications Equipment)	163	7,175
Viavi Solutions, Inc.* (Communications Equipment)	529	8,707
TOTAL COMMON STOCKS (Cost $534,185)		757,116

Repurchase Agreements(a)(b) (25.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $276,000	$276,000	$276,000
TOTAL REPURCHASE AGREEMENTS (Cost $276,000)		276,000
TOTAL INVESTMENT SECURITIES (Cost $810,185)—94.8%		1,033,116
Net other assets (liabilities)—5.2%		56,305
NET ASSETS—100.0%		$1,089,421

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $276,000.

See accompanying notes to the financial statements.

138 :: Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Telecommunications Index	Goldman Sachs International	2/23/22	0.68%	$433,299	$(8,821)
Dow Jones U.S. Select Telecommunications Index	UBS AG	2/23/22	0.43%	449,055	(1,448)
				$882,354	$(10,269)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Telecommunications UltraSector ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Communications Equipment	$373,445	34.2%
Diversified Telecommunication Services	277,083	25.5%
Household Durables	30,732	2.8%
Media	35,469	3.3%
Wireless Telecommunication Services	40,387	3.7%
Other**	332,305	30.5%
Total	$1,089,421	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: UltraBear ProFund :: 139

Repurchase Agreements(a)(b) (107.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $9,874,000	$9,874,000	$9,874,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,874,000)		9,874,000
TOTAL INVESTMENT SECURITIES (Cost $9,874,000)—107.7%		9,874,000
Net other assets (liabilities)—(7.7)%		(706,033)
NET ASSETS—100.0%		$9,167,967

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $2,387,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/28/22	(0.43)%	$(17,010,077)	$(744,960)
S&P 500	UBS AG	2/28/22	(0.23)%	(1,341,118)	(56,292)
				$(18,351,195)	$(801,252)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

140 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks (77.2%)

	Percentage of Net Assets	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	0.5%	4,622	$589,120
AbbVie, Inc. (Biotechnology)	0.5%	4,621	632,569
Accenture PLC—Class A (IT Services)	0.5%	1,651	583,761
Adobe, Inc.* (Software)*	0.5%	1,244	664,669
Alphabet, Inc.—Class A* (Interactive Media & Services)*	1.6%	786	2,126,972
Alphabet, Inc.—Class C* (Interactive Media & Services)*	1.5%	731	1,983,912
Amazon.com, Inc.* (Internet & Direct Marketing Retail)*	2.6%	1,140	3,410,276
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5.5%	40,734	7,119,489
AT&T, Inc. (Diversified Telecommunication Services)	0.4%	18,664	475,932
Bank of America Corp. (Banks)	0.7%	18,823	868,492
Berkshire Hathaway, Inc.— Class B* (Diversified Financial Services)*	1.2%	4,787	1,498,427
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	1,076	630,406
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.5%	5,038	661,641
Cisco Systems, Inc. (Communications Equipment)	0.5%	11,023	613,650
Comcast Corp.—Class A (Media)	0.5%	11,917	595,731
Costco Wholesale Corp. (Food & Staples Retailing)	0.5%	1,155	583,424
Danaher Corp. (Health Care Equipment & Supplies)	0.4%	1,662	474,983
Eli Lilly & Co. (Pharmaceuticals)	0.4%	2,075	509,184
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.6%	11,064	840,421
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.4%	10,630	518,957
Johnson & Johnson (Pharmaceuticals)	0.9%	6,881	1,185,528
JPMorgan Chase & Co. (Banks)	0.9%	7,722	1,147,488
Linde PLC (Chemicals)	0.3%	1,339	426,714
Lowe’s Cos., Inc. (Specialty Retail)	0.3%	1,810	429,604
Mastercard, Inc.—Class A (IT Services)	0.7%	2,267	875,923
McDonald’s Corp. (Hotels, Restaurants & Leisure)	0.4%	1,953	506,705
Merck & Co., Inc. (Pharmaceuticals)	0.4%	6,602	537,931
Meta Platforms, Inc.— Class A* (Interactive Media & Services)*	1.5%	6,186	1,937,826
Microsoft Corp. (Software)	4.7%	19,623	6,102,362
Netflix, Inc.* (Entertainment)*	0.4%	1,158	494,628
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	0.4%	3,340	494,554
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1.2%	6,535	1,600,159
PayPal Holdings, Inc.* (IT Services)*	0.4%	3,070	527,856
PepsiCo, Inc. (Beverages)	0.5%	3,613	626,927
Pfizer, Inc. (Pharmaceuticals)	0.6%	14,670	772,962
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	2,927	514,450
Salesforce.com, Inc.* (Software)*	0.5%	2,559	595,300
Tesla, Inc.* (Automobiles)*	1.5%	2,126	1,991,467
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	2,414	433,289
The Coca-Cola Co. (Beverages)	0.5%	10,160	619,862
The Home Depot, Inc. (Specialty Retail)	0.8%	2,757	1,011,764
The Procter & Gamble Co. (Household Products)	0.8%	6,325	1,014,846
The Walt Disney Co.* (Entertainment)*	0.5%	4,749	678,965
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.5%	1,030	598,740
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.9%	2,462	1,163,468
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.4%	10,820	575,948
Visa, Inc.—Class A (IT Services)	0.8%	4,384	991,528
Walmart, Inc. (Food & Staples Retailing)	0.4%	3,716	519,534
Wells Fargo & Co. (Banks)	0.4%	10,419	560,542
Other Common Stocks(a)	35.2%	462,660	45,612,925
TOTAL COMMON STOCKS (Cost $43,612,548)			99,931,811

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 141

Repurchase Agreements(b)(c) (23.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $30,137,000	$30,137,000	$30,137,000
TOTAL REPURCHASE AGREEMENTS (Cost $30,137,000)		30,137,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(e)	30,198	$30,198
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $30,198)		30,198
TOTAL INVESTMENT SECURITIES (Cost $73,779,746)—100.5%		130,099,009
Net other assets (liabilities)—(0.5)%		(668,277)
NET ASSETS—100.0%		$129,430,732

†	Number of shares is less than 0.50.

*	Non-income producing security.

(a)	All or part of this security was on loan as of January 31, 2022. The total value of securities on loan as of January 31, 2022 was $30,332.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $30,137,000.

(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2022.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/28/22	0.68%	$60,896,707	$2,276,162
SPDR S&P 500 ETF	Goldman Sachs International	2/28/22	0.59%	10,917,310	452,364
				$71,814,017	$2,728,526

S&P 500	UBS AG	2/28/22	0.58%	$66,171,321	$2,774,991
SPDR S&P 500 ETF	UBS AG	2/28/22	0.18%	20,057,383	831,953
				$86,228,704	$3,606,944
				$158,042,721	$6,335,470

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

142 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

UltraBull ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$1,446,103	1.1%
Air Freight & Logistics	628,812	0.5%
Airlines	217,744	0.2%
Auto Components	124,056	0.1%
Automobiles	2,399,855	1.9%
Banks	4,235,403	3.3%
Beverages	1,489,623	1.1%
Biotechnology	1,801,280	1.4%
Building Products	479,223	0.4%
Capital Markets	2,983,969	2.3%
Chemicals	1,723,382	1.3%
Commercial Services & Supplies	401,609	0.3%
Communications Equipment	851,183	0.7%
Construction & Engineering	38,212	NM
Construction Materials	129,464	0.1%
Consumer Finance	607,457	0.5%
Containers & Packaging	319,429	0.2%
Distributors	138,046	0.1%
Diversified Financial Services	1,498,427	1.2%
Diversified Telecommunication Services	1,081,644	0.8%
Electric Utilities	1,613,055	1.2%
Electrical Equipment	525,682	0.4%
Electronic Equipment, Instruments & Components	663,470	0.5%
Energy Equipment & Services	277,835	0.2%
Entertainment	1,520,315	1.2%
Equity Real Estate Investment Trusts	2,583,221	2.0%
Food & Staples Retailing	1,378,190	1.1%
Food Products	947,909	0.7%
Gas Utilities	37,098	NM
Health Care Equipment & Supplies	3,358,867	2.6%
Health Care Providers & Services	2,786,174	2.2%
Health Care Technology	70,133	0.1%
Hotels, Restaurants & Leisure	1,936,169	1.5%
Household Durables	355,544	0.3%
Household Products	1,436,989	1.1%
Independent Power and Renewable Electricity Producers	38,660	NM
Industrial Conglomerates	1,009,699	0.8%
Insurance	1,938,036	1.5%
Interactive Media & Services	6,210,503	4.8%
Internet & Direct Marketing Retail	3,560,544	2.7%
IT Services	4,592,523	3.5%
Leisure Products	31,351	NM
Life Sciences Tools & Services	1,286,232	1.0%
Machinery	1,560,136	1.2%
Media	1,051,639	0.8%
Metals & Mining	346,074	0.3%
Multiline Retail	485,378	0.4%
Multi-Utilities	779,959	0.6%
Oil, Gas & Consumable Fuels	3,074,354	2.4%
Personal Products	188,945	0.1%
Pharmaceuticals	3,744,105	2.9%
Professional Services	408,618	0.3%
Real Estate Management & Development	88,673	0.1%
Road & Rail	897,931	0.7%
Semiconductors & Semiconductor Equipment	5,887,029	4.5%
Software	9,205,397	7.1%
Specialty Retail	2,290,507	1.8%
Technology Hardware, Storage & Peripherals	7,435,915	5.7%
Textiles, Apparel & Luxury Goods	627,417	0.5%
Tobacco	662,822	0.5%
Trading Companies & Distributors	201,640	0.2%
Water Utilities	76,219	0.1%
Wireless Telecommunication Services	165,933	0.1%
Other**	29,498,921	22.8%
Total	$129,430,732	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: UltraChina ProFund :: 143

Common Stocks (83.1%)

	Shares	Value
21Vianet Group, Inc.*ADR (IT Services)	4,579	$45,424
360 DigiTech, Inc.ADR (Consumer Finance)	4,841	95,803
Agora, Inc.*ADR (Software)	3,216	36,759
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	28,270	3,556,084
Aluminum Corp. of China, Ltd.*ADR (Metals & Mining)	7,594	97,735
Autohome, Inc.ADR (Interactive Media & Services)	2,522	84,033
Baidu, Inc.*ADR (Interactive Media & Services)	8,249	1,317,695
Baozun, Inc.*ADR (Internet & Direct Marketing Retail)	2,671	35,417
Beigene, Ltd.*ADR (Biotechnology)	2,525	612,514
BEST, Inc.*ADR (Air Freight & Logistics)	10,001	8,565
Bilibili, Inc.*ADR (Entertainment)	10,459	369,098
Canaan, Inc.*ADR (Technology Hardware & Storage)	6,303	27,103
China Life Insurance Co., Ltd.ADR (Insurance)	71,641	639,754
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	12,282	639,892
China Southern Airlines Co., Ltd.*ADR (Airlines)	1,646	51,767
Chindata Group Holdings, Ltd.*ADR (IT Services)	5,806	29,727
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	2,866	114,984
DouYu International Holdings, Ltd.*ADR (Entertainment)	7,496	15,742
FinVolution GroupADR (Consumer Finance)	6,760	26,702
Gaotu Techedu, Inc.*ADR (Diversified Consumer Services)	6,415	11,996
GDS Holdings, Ltd.*ADR (IT Services)	5,498	241,252
Genetron Holdings, Ltd.*ADR (Biotechnology)	2,011	8,366
Hello Group, Inc.ADR (Interactive Media & Services)	7,988	77,723
Huaneng Power International, Inc.ADR (Independent Power and Renewable Electricity Producers)	4,073	87,488
Huazhu Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	7,078	279,723
HUYA, Inc.*ADR (Entertainment)	4,079	27,003
iClick Interactive Asia Group, Ltd.*ADR (Media)	3,247	11,332
iQIYI, Inc.*ADR (Entertainment)	15,846	64,652
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	26,102	1,954,518
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	1,951	86,098
JOYY, Inc.ADR (Interactive Media & Services)	2,600	131,456
KE Holdings, Inc.*ADR (Real Estate Management & Development)	24,148	526,185
Kingsoft Cloud Holdings, Ltd.*ADR (IT Services)	4,892	41,337
Lexinfintech Holdings, Ltd.*ADR (Consumer Finance)	5,312	19,017
MINISO Group Holding, Ltd.ADR (Multiline Retail)	1,512	15,347
NetEase, Inc.ADR (Entertainment)	10,853	1,121,765
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	72,617	103,842
NIO, Inc.*ADR (Automobiles)	22,699	556,352
Niu Technologies*ADR (Automobiles)	2,138	30,039
OneConnect Financial Technology Co., Ltd.*ADR (Software)	5,820	11,640
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	10,157	502,670
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	12,744	762,601
ReneSola, Ltd.*ADR (Construction & Engineering)	2,182	11,848
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	1,481	33,870
Sohu.com, Ltd.*ADR (Interactive Media & Services)	1,380	25,116
Sos, Ltd.*ADR (Professional Services)	8,779	5,696
TAL Education Group*ADR (Diversified Consumer Services)	19,231	55,001
Tencent Music Entertainment Group*ADR (Entertainment)	28,254	174,610
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	22,226	591,434
Tuya, Inc.*ADR (Software)	2,016	11,189
Up Fintech Holding, Ltd.*ADR(a) (Capital Markets)	3,616	15,476
Uxin, Ltd.*ADR (Internet & Direct Marketing Retail)	8,629	10,355
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	17,572	163,595
Weibo Corp.*ADR (Interactive Media & Services)	2,641	91,511
Youdao, Inc.*ADR (Diversified Consumer Services)	1,206	16,860
Zai Lab, Ltd.*ADR (Biotechnology)	3,666	182,090
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	21,251	638,380
TOTAL COMMON STOCKS (Cost $13,142,998)		16,504,231

Repurchase Agreements(b)(c) (14.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $2,839,000	$2,839,000	$2,839,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,839,000)		2,839,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(e)	8,000	$8,000
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $8,000)		8,000
TOTAL INVESTMENT SECURITIES (Cost $15,989,998)—97.4%		19,351,231
Net other assets (liabilities)—2.6%		516,968
NET ASSETS—100.0%		$19,868,199

See accompanying notes to the financial statements.

144 :: UltraChina ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2022. The total value of securities on loan as of January 31, 2022 was $8,560.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $1,690,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2022.
ADR	American Depositary Receipt

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon China Select ADR Index (USD)	Goldman Sachs International	2/28/22	0.68%	$11,291,805	$1,122,405
S&P/BNY Mellon China Select ADR Index (USD)	UBS AG	2/28/22	0.33%	12,271,327	1,080,359
				$23,563,132	$2,202,764

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraChina ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Air Freight & Logistics	$646,945	3.3%
Airlines	51,767	0.3%
Automobiles	586,391	3.0%
Biotechnology	802,971	4.0%
Capital Markets	15,476	0.1%
Chemicals	33,870	0.2%
Construction & Engineering	11,848	0.1%
Consumer Finance	141,522	0.7%
Diversified Consumer Services	187,699	0.9%
Entertainment	1,772,870	8.9%
Hotels, Restaurants & Leisure	279,723	1.4%
Independent Power and Renewable Electricity Producers	87,488	0.4%
Insurance	639,754	3.2%
Interactive Media & Services	1,727,534	8.7%
Internet & Direct Marketing Retail	7,074,003	35.6%
IT Services	357,740	1.8%
Media	11,332	0.1%
Metals & Mining	97,735	0.5%
Multiline Retail	15,347	0.1%
Oil, Gas & Consumable Fuels	1,142,562	5.8%
Professional Services	5,696	NM
Real Estate Management & Development	526,185	2.6%
Semiconductors & Semiconductor Equipment	201,082	1.0%
Software	59,588	0.3%
Technology Hardware & Storage	27,103	0.1%
Other**	3,363,968	16.9%
Total	$19,868,199	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of January 31, 2022:

	Value	% of Net Assets
China	$16,504,231	83.1%
Other**	3,363,968	16.9%
Total	$19,868,199	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: UltraDow 30 ProFund :: 145

Common Stocks (74.1%)

	Shares	Value
3M Co. (Industrial Conglomerates)	5,295	$879,076
American Express Co. (Consumer Finance)	5,297	952,507
Amgen, Inc. (Biotechnology)	5,292	1,202,025
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,297	925,810
Caterpillar, Inc. (Machinery)	5,293	1,066,857
Chevron Corp. (Oil, Gas & Consumable Fuels)	5,297	695,655
Cisco Systems, Inc. (Communications Equipment)	5,301	295,107
Dow, Inc. (Chemicals)	5,298	316,450
Honeywell International, Inc. (Industrial Conglomerates)	5,292	1,082,108
Intel Corp. (Semiconductors & Semiconductor Equipment)	5,299	258,697
International Business Machines Corp. (IT Services)	5,297	707,520
Johnson & Johnson (Pharmaceuticals)	5,297	912,620
JPMorgan Chase & Co. (Banks)	5,297	787,134
McDonald’s Corp. (Hotels, Restaurants & Leisure)	5,292	1,373,009
Merck & Co., Inc. (Pharmaceuticals)	5,297	431,600
Microsoft Corp. (Software)	5,292	1,645,706
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	5,297	784,327
Salesforce.com, Inc.* (Software)	5,292	1,231,078
The Boeing Co.* (Aerospace & Defense)	5,292	1,059,670
The Coca-Cola Co. (Beverages)	5,297	323,170
The Goldman Sachs Group, Inc. (Capital Markets)	5,292	1,876,967
The Home Depot, Inc. (Specialty Retail)	5,292	1,942,058
The Procter & Gamble Co. (Household Products)	5,297	849,904
The Travelers Cos., Inc. (Insurance)	5,297	880,255
The Walt Disney Co.* (Entertainment)	5,297	757,312
UnitedHealth Group, Inc. (Health Care Providers & Services)	5,292	2,500,840
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,297	281,959
Visa, Inc.—Class A (IT Services)	5,292	1,196,892
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	5,301	263,778
Walmart, Inc. (Food & Staples Retailing)	5,297	740,573
TOTAL COMMON STOCKS (Cost $14,393,952)		28,220,664

Repurchase Agreements(a)(b) (22.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $8,559,000	$8,559,000	$8,559,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,559,000)		8,559,000
TOTAL INVESTMENT SECURITIES (Cost $22,952,952)—96.6%		36,779,664
Net other assets (liabilities)—3.4%		1,292,177
NET ASSETS—100.0%		$38,071,841

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $5,160,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	16	3/21/22	$2,799,760	$(49,756)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	2/28/22	0.68%	$15,006,138	$390,384
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	2/28/22	0.52%	6,723,071	182,108
				$21,729,209	$572,492
Dow Jones Industrial Average	UBS AG	2/28/22	0.58%	$15,635,786	$402,017
SPDR Dow Jones Industrial Average ETF	UBS AG	2/28/22	0.38%	7,845,204	212,622
				$23,480,990	$614,639
				$45,210,199	$1,187,131

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

146 :: UltraDow 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

UltraDow 30 ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$1,059,670	2.8%
Banks	787,134	2.1%
Beverages	323,170	0.9%
Biotechnology	1,202,025	3.2%
Capital Markets	1,876,967	4.9%
Chemicals	316,450	0.8%
Communications Equipment	295,107	0.8%
Consumer Finance	952,507	2.5%
Diversified Telecommunication Services	281,959	0.7%
Entertainment	757,312	2.0%
Food & Staples Retailing	1,004,351	2.6%
Health Care Providers & Services	2,500,840	6.6%
Hotels, Restaurants & Leisure	1,373,009	3.6%
Household Products	849,904	2.2%
Industrial Conglomerates	1,961,184	5.2%
Insurance	880,255	2.3%
IT Services	1,904,412	5.0%
Machinery	1,066,857	2.8%
Oil, Gas & Consumable Fuels	695,655	1.8%
Pharmaceuticals	1,344,220	3.5%
Semiconductors & Semiconductor Equipment	258,697	0.7%
Software	2,876,784	7.5%
Specialty Retail	1,942,058	5.1%
Technology Hardware, Storage & Peripherals	925,810	2.4%
Textiles, Apparel & Luxury Goods	784,327	2.1%
Other**	9,851,177	25.9%
Total	$38,071,841	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: UltraEmerging Markets ProFund :: 147

Common Stocks (82.0%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	10,484	$1,318,783
Ambev S.A.ADR (Beverages)	27,399	77,539
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	7,220	136,169
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	2,595	48,215
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	10,626	75,232
Baidu, Inc.*ADR (Interactive Media & Services)	1,763	281,622
Banco Bradesco S.A.ADR (Banks)	30,140	129,301
Beigene, Ltd.*ADR (Biotechnology)	325	78,838
Bilibili, Inc.*ADR (Entertainment)	1,352	47,712
Cemex SAB de CV*ADR (Construction Materials)	9,410	57,589
China Life Insurance Co., Ltd.ADR (Insurance)	9,251	82,611
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	1,586	82,630
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	2,363	102,578
Dr. Reddy’s Laboratories, Ltd.ADR (Pharmaceuticals)	755	43,413
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	1,142	85,901
GDS Holdings, Ltd.*ADR (IT Services)	710	31,155
Gerdau S.A.ADR (Metals & Mining)	7,124	37,259
Gold Fields, Ltd.ADR (Metals & Mining)	5,518	58,491
Grupo Televisa S.A.B.ADR (Media)	3,146	32,184
HDFC Bank, Ltd.ADR (Banks)	7,772	533,391
Huazhu Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	914	36,121
ICICI Bank, Ltd.ADR (Banks)	15,960	346,811
Infosys Technologies, Ltd.ADR (IT Services)	20,806	490,398
Itau Unibanco Holding S.A.ADR (Banks)	30,124	142,185
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	5,341	399,934
KB Financial Group, Inc.ADR (Banks)	2,430	121,014
KE Holdings, Inc.*ADR (Real Estate Management & Development)	3,118	67,941
Natura & Co. Holding S.A.*ADR (Personal Products)	2,615	22,646
NetEase, Inc.ADR (Entertainment)	2,320	239,796
NIO, Inc.*ADR (Automobiles)	8,465	207,477
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	1,312	64,931
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	11,566	154,406
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	2,727	163,184
POSCOADR (Metals & Mining)	1,886	106,634
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	2,956	87,882
Sasol, Ltd.*ADR (Chemicals)	3,598	80,307
Shinhan Financial Group Co., Ltd.ADR (Banks)	3,211	103,041
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	4,146	62,149
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	1,199	31,462
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	888	48,085
Suzano Papel e Celulose S.A.ADR (Paper & Forest Products)	4,908	54,921
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	15,259	1,871,211
Tata Motors, Ltd.*ADR(a) (Automobiles)	2,188	73,867
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	2,870	76,371
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	14,364	141,198
Vale S.A.ADR (Metals & Mining)	25,632	389,093
Wipro, Ltd.ADR (IT Services)	9,199	70,740
Zai Lab, Ltd.*ADR (Biotechnology)	473	23,494
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	2,744	82,430
TOTAL COMMON STOCKS (Cost $6,031,815)		9,100,342

Preferred Stock (1.6%)
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	14,278	173,335
TOTAL PREFERRED STOCK (Cost $70,418)		173,335

Repurchase Agreements(b)(c) (9.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $1,052,000	$1,052,000	$1,052,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,052,000)		1,052,000

Collateral for Securities Loaned(d) (1.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(e)	125,875	$125,875
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $125,875)		125,875
TOTAL INVESTMENT SECURITIES (Cost $7,280,108)—94.2%		10,451,552
Net other assets (liabilities)—5.8%		641,995
NET ASSETS—100.0%		$11,093,547

*	Non-income producing security.

(a)	All or part of this security was on loan as of January 31, 2022. The total value of securities on loan as of January 31, 2022 was $130,163.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $929,000.

(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2022.

ADR	American Depositary Receipt

See accompanying notes to the financial statements.

148 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	2/27/22	0.68%	$6,182,337	$375,147
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	2/27/22	0.58%	6,760,856	341,465
				$12,943,193	$716,612

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraEmerging Markets ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Air Freight & Logistics	$82,430	0.8%
Automobiles	281,344	2.5%
Banks	1,375,744	12.4%
Beverages	163,440	1.5%
Biotechnology	102,332	0.9%
Chemicals	128,393	1.2%
Construction Materials	57,589	0.5%
Diversified Telecommunication Services	190,460	1.7%
Entertainment	287,507	2.6%
Hotels, Restaurants & Leisure	36,121	0.3%
Insurance	82,611	0.8%
Interactive Media & Services	281,622	2.5%
Internet & Direct Marketing Retail	1,958,271	17.7%
IT Services	592,293	5.3%
Media	32,184	0.3%
Metals & Mining	701,841	6.3%
Oil, Gas & Consumable Fuels	475,302	4.3%
Paper & Forest Products	54,921	0.5%
Personal Products	22,646	0.2%
Pharmaceuticals	43,413	0.4%
Real Estate Management & Development	67,941	0.6%
Semiconductors & Semiconductor Equipment	2,087,641	18.8%
Wireless Telecommunication Services	167,631	1.5%
Other**	1,819,870	16.4%
Total	$11,093,547	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of January 31, 2022:

	Value	% of Net Assets
Brazil	$1,180,685	10.6%
Chile	48,085	0.4%
China	3,316,492	30.0%
India	1,558,620	14.0%
Indonesia	87,882	0.8%
Mexico	311,843	2.8%
South Africa	249,162	2.2%
South Korea	330,689	3.0%
Taiwan	2,190,219	19.8%
Other**	1,819,870	16.4%
Total	$11,093,547	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: UltraInternational ProFund :: 149

Repurchase Agreements(a)(b) (99.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $2,441,000	$2,441,000	$2,441,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,441,000)		2,441,000
TOTAL INVESTMENT SECURITIES (Cost $2,441,000)—99.8%		2,441,000
Net other assets (liabilities)—0.2%		5,883
NET ASSETS—100.0%		$2,446,883

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $518,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	2/28/22	0.58%	$2,455,719	$43,521
MSCI EAFE Index	UBS AG	2/28/22	0.88%	2,432,347	42,668
				$4,888,066	$86,189

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

150 :: UltraJapan ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Repurchase Agreements(a) (84.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $10,999,000	$10,999,000	$10,999,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,999,000)		10,999,000
TOTAL INVESTMENT SECURITIES (Cost $10,999,000)—84.8%		10,999,000
Net other assets (liabilities)—15.2%		1,971,862
NET ASSETS—100.0%		$12,970,862

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	188	3/11/22	$25,690,200	$(441,251)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	2/28/22	0.53%	$315,330	$8,269

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 151

Common Stocks (75.8%)

	Shares	Value
Ambev S.A.ADR (Beverages)	169,131	$478,641
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	35,232	664,475
Banco Bradesco S.A.ADR (Banks)	147,087	631,003
Banco de ChileADR (Banks)	10,833	217,419
Banco Santander Brasil S.A.ADR (Banks)	18,701	117,255
Banco Santander ChileADR (Banks)	7,755	155,720
Bancolombia S.A.ADR (Banks)	5,638	200,600
BRF S.A.*ADR(a) (Food Products)	24,721	103,581
Cemex SAB de CV*ADR (Construction Materials)	75,632	462,868
Centrais Eletricas Brasileiras S.A.ADR (Electric Utilities)	18,000	119,160
Cia de Minas Buenaventura S.A.A*ADR (Metals & Mining)	11,929	96,625
Cia Energetica de Minas GeraisADR (Electric Utilities)	56,229	141,697
Cia Siderurgica Nacional S.A.ADR (Metals & Mining)	32,528	155,159
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	2,620	138,388
Companhia de Saneamento Basico do Estado de Sao PauloADR (Water Utilities)	17,047	120,522
Ecopetrol S.A.ADR (Oil, Gas & Consumable Fuels)	12,305	181,376
Embraer SA*ADR (Aerospace & Defense)	8,685	133,315
Enel Americas S.A.ADR (Electric Utilities)	19,264	113,658
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	6,797	511,271
Gerdau S.A.ADR (Metals & Mining)	57,164	298,967
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	1,740	239,059
Grupo Aeroportuario del Surest S.A.B. de C.V.ADR (Transportation Infrastructure)	981	199,300
Grupo Televisa S.A.B.ADR (Media)	25,240	258,205
Itau Unibanco Holding S.A.ADR (Banks)	147,171	694,648
Natura & Co. Holding S.A.*ADR (Personal Products)	20,980	181,687
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	56,445	753,541
Sendas Distribuidora S.A.ADR (Food & Staples Retailing)	7,925	94,704
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	7,124	385,764
Suzano Papel e Celulose S.A.ADR (Paper & Forest Products)	39,382	440,685
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	21,930	205,703
Ternium S.A.ADR (Metals & Mining)	2,448	98,605
TIM S.A.ADR (Wireless Telecommunication Services)	7,969	99,453
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	36,154	103,400
Vale S.A.ADR (Metals & Mining)	125,044	1,898,167
TOTAL COMMON STOCKS (Cost $6,566,524)		10,694,621

Preferred Stock (6.0%)

	Shares	Value
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	69,678	845,891
TOTAL PREFERRED STOCK (Cost $140,102)		845,891

Repurchase Agreements(b)(c) (17.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $2,420,000	$2,420,000	$2,420,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,420,000)		2,420,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(e)	14,400	$14,400
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $14,400)		14,400
TOTAL INVESTMENT SECURITIES (Cost $9,141,026)—99.1%		13,974,912
Net other assets (liabilities)—0.9%		131,538
NET ASSETS—100.0%		$14,106,450

*	Non-income producing security.

(a)	All or part of this security was on loan as of January 31, 2022. The total value of securities on loan as of January 31, 2022 was $13,408.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $998,000.

(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2022.

ADR	American Depositary Receipt

See accompanying notes to the financial statements.

152 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	Goldman Sachs International	2/28/22	0.68%	$8,668,182	$81,485
S&P/BNY Mellon Latin America 35 ADR Index (USD)	UBS AG	2/28/22	0.58%	8,027,463	72,670
				$16,695,645	$154,155

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$133,315	0.9%
Banks	2,016,644	14.3%
Beverages	1,128,299	8.0%
Chemicals	385,765	2.7%
Construction Materials	462,868	3.3%
Diversified Telecommunication Services	205,703	1.5%
Electric Utilities	374,515	2.7%
Food & Staples Retailing	94,704	0.7%
Food Products	103,581	0.7%
Media	258,205	1.8%
Metals & Mining	2,547,524	18.0%
Oil, Gas & Consumable Fuels	1,884,208	13.4%
Paper & Forest Products	440,685	3.1%
Personal Products	181,687	1.3%
Transportation Infrastructure	438,358	3.1%
Water Utilities	120,522	0.9%
Wireless Telecommunication Services	763,929	5.4%
Other**	2,565,938	18.2%
Total	$14,106,450	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of January 31, 2022:

	Value	% of Net Assets
Brazil	$7,617,179	54.0%
Chile	872,561	6.2%
Colombia	381,976	2.7%
Luxembourg	98,605	0.7%
Mexico	2,473,566	17.5%
Peru	96,625	0.7%
Other**	2,565,938	18.2%
Total	$14,106,450	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 153

Common Stocks (79.0%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,541	$81,134
ACI Worldwide, Inc.* (Software)	2,015	69,256
Acuity Brands, Inc. (Electrical Equipment)	598	114,535
Adient PLC* (Auto Components)	1,617	67,865
AECOM (Construction & Engineering)	2,469	170,682
Affiliated Managers Group, Inc. (Capital Markets)	697	101,908
AGCO Corp. (Machinery)	1,052	123,294
Alcoa Corp. (Metals & Mining)	3,206	181,812
Alleghany Corp.* (Insurance)	235	156,039
ALLETE, Inc. (Electric Utilities)	901	57,511
Alliance Data Systems Corp. (IT Services)	853	58,891
Amedisys, Inc.* (Health Care Providers & Services)	559	75,521
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	2,385	124,640
American Eagle Outfitters, Inc. (Specialty Retail)	2,629	60,020
American Financial Group, Inc. (Insurance)	1,134	147,738
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,718	37,830
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	5,564	55,362
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	2,690	142,086
AptarGroup, Inc. (Containers & Packaging)	1,128	132,314
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,193	147,932
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,787	94,282
ASGN, Inc.* (Professional Services)	893	102,579
Ashland Global Holdings, Inc. (Chemicals)	968	92,967
Aspen Technology, Inc.* (Software)	1,147	172,234
Associated Banc-Corp. (Banks)	2,572	61,471
AutoNation, Inc.* (Specialty Retail)	685	74,665
Avient Corp. (Chemicals)	1,568	78,039
Avis Budget Group, Inc.* (Road & Rail)	687	121,036
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,700	68,612
Axon Enterprise, Inc.* (Aerospace & Defense)	1,125	157,422
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	1,274	107,449
Bank of Hawaii Corp. (Banks)	694	59,733
Bank OZK (Banks)	2,071	97,026
Belden, Inc. (Electronic Equipment, Instruments & Components)	769	43,026
BJ’s Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	2,340	143,840
Black Hills Corp. (Multi-Utilities)	1,094	74,108
Blackbaud, Inc.* (Software)	710	48,379
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	1,405	83,541
Brighthouse Financial, Inc.* (Insurance)	1,368	74,488
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	5,089	129,057
Bruker Corp. (Life Sciences Tools & Services)	1,741	115,951
Brunswick Corp. (Leisure Products)	1,321	119,934
Builders FirstSource, Inc.* (Building Products)	3,281	223,075
Cable One, Inc. (Media)	85	131,301
Cabot Corp. (Chemicals)	972	53,450
CACI International, Inc.*—Class A (Professional Services)	400	98,984
Cadence Bank (Banks)	3,355	104,575
Calix, Inc.* (Communications Equipment)	940	47,263
Callaway Golf Co.* (Leisure Products)	2,008	47,911
Camden Property Trust (Equity Real Estate Investment Trusts)	1,751	280,317
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	2,578	154,861
Carlisle Cos., Inc. (Industrial Conglomerates)	896	200,202
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	724	67,419
Casey’s General Stores, Inc. (Food & Staples Retailing)	636	119,447
Cathay General Bancorp (Banks)	1,323	59,747
CDK Global, Inc. (Software)	2,028	87,143
Cerence, Inc.* (Software)	651	41,332
ChampionX Corp.* (Energy Equipment & Services)	3,463	77,571
Chemed Corp. (Health Care Providers & Services)	264	123,792
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	562	80,591
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	590	124,077
Ciena Corp.* (Communications Equipment)	2,655	176,053
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	979	87,562
Clean Harbors, Inc.* (Commercial Services & Supplies)	858	79,408
Cleveland-Cliffs, Inc.* (Metals & Mining)	7,798	133,658
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	487	88,089
CNO Financial Group, Inc. (Insurance)	2,113	52,698
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	3,619	53,670
Cognex Corp. (Electronic Equipment, Instruments & Components)	3,029	201,307
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	420	108,562
Colfax Corp.* (Machinery)	2,307	94,864
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	592	54,979
Commerce Bancshares, Inc. (Banks)	1,902	131,067
Commercial Metals Co. (Metals & Mining)	2,066	69,087
CommVault Systems, Inc.* (Software)	780	52,619
Concentrix Corp. (IT Services)	735	147,727
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,925	48,626
Coty, Inc.*—Class A (Personal Products)	5,750	48,760
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,548	98,251
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	403	48,013
Crane Co. (Machinery)	855	88,501
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,008	103,441
Cullen/Frost Bankers, Inc. (Banks)	972	137,062
Curtiss-Wright Corp. (Aerospace & Defense)	672	89,235
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	2,175	195,423
Dana, Inc. (Auto Components)	2,472	53,544

See accompanying notes to the financial statements.

154 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Darling Ingredients, Inc.* (Food Products)	2,773	$176,834
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	470	150,508
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,112	128,325
Digital Turbine, Inc.* (Software)	1,507	66,534
Donaldson Co., Inc. (Machinery)	2,118	117,888
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	3,007	93,879
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	1,658	85,719
Dycom Industries, Inc.* (Construction & Engineering)	517	43,578
Eagle Materials, Inc. (Construction Materials)	697	101,657
East West Bancorp, Inc. (Banks)	2,432	209,978
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	697	139,337
EMCOR Group, Inc. (Construction & Engineering)	915	109,077
Encompass Health Corp. (Health Care Providers & Services)	1,705	105,778
Energizer Holdings, Inc. (Household Products)	1,076	40,468
EnerSys (Electrical Equipment)	718	53,800
Envestnet, Inc.* (Software)	936	69,208
Envista Holdings Corp.* (Health Care Equipment & Supplies)	2,765	119,559
EPR Properties (Equity Real Estate Investment Trusts)	1,282	56,370
EQT Corp.* (Oil, Gas & Consumable Fuels)	5,181	110,096
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	6,966	56,494
Essent Group, Ltd. (Thrifts & Mortgage Finance)	1,892	86,351
Essential Utilities, Inc. (Water Utilities)	3,941	192,084
Euronet Worldwide, Inc.* (IT Services)	902	120,769
Evercore Partners, Inc.—Class A (Capital Markets)	669	83,505
Exelixis, Inc.* (Biotechnology)	5,422	98,138
F.N.B. Corp. (Banks)	5,802	74,962
Fair Isaac Corp.* (Software)	469	232,150
Federated Hermes, Inc.—Class B (Capital Markets)	1,659	54,929
First American Financial Corp. (Insurance)	1,879	140,004
First Financial Bankshares, Inc. (Banks)	2,197	103,237
First Horizon Corp. (Banks)	9,263	158,490
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,231	135,600
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,694	132,776
FirstCash Holdings, Inc. (Consumer Finance)	693	48,302
Five Below, Inc.* (Specialty Retail)	960	157,439
Flowers Foods, Inc. (Food Products)	3,405	95,783
Flowserve Corp. (Machinery)	2,232	72,808
Fluor Corp.* (Construction & Engineering)	2,423	50,980
Foot Locker, Inc. (Specialty Retail)	1,548	69,165
Fox Factory Holding Corp.* (Auto Components)	721	95,943
FTI Consulting, Inc.* (Professional Services)	588	85,736
Fulton Financial Corp. (Banks)	2,764	49,614
GameStop Corp.*(a)—Class A (Specialty Retail)	1,062	115,684
GATX Corp. (Trading Companies & Distributors)	608	63,506
Genpact, Ltd. (IT Services)	2,965	147,509
Gentex Corp. (Auto Components)	4,053	127,264
Glacier Bancorp, Inc. (Banks)	1,859	96,538
Globus Medical, Inc.* (Health Care Equipment & Supplies)	1,354	90,352
Graco, Inc. (Machinery)	2,912	211,295
Graham Holdings Co.—Class B (Diversified Consumer Services)	68	40,468
Grand Canyon Education, Inc.* (Diversified Consumer Services)	687	57,488
Greif, Inc.—Class A (Containers & Packaging)	455	26,918
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	1,497	37,994
GXO Logistics, Inc.* (Air Freight & Logistics)	1,689	137,164
H&R Block, Inc. (Diversified Consumer Services)	3,010	68,809
Haemonetics Corp.* (Health Care Equipment & Supplies)	876	42,355
Halozyme Therapeutics, Inc.* (Biotechnology)	2,412	83,479
Hancock Whitney Corp. (Banks)	1,488	78,447
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	5,984	96,342
Harley-Davidson, Inc. (Automobiles)	2,637	91,161
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,873	79,603
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,528	78,419
HealthEquity, Inc.* (Health Care Providers & Services)	1,431	76,473
Helen of Troy, Ltd.* (Household Durables)	413	86,453
Hexcel Corp.* (Aerospace & Defense)	1,438	75,020
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,789	77,142
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	2,562	90,080
Home BancShares, Inc. (Banks)	2,583	60,855
Hubbell, Inc. (Electrical Equipment)	932	174,554
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	2,613	61,745
IAA, Inc.* (Commercial Services & Supplies)	2,311	106,144
ICU Medical, Inc.* (Health Care Equipment & Supplies)	342	72,969
IDACORP, Inc. (Electric Utilities)	866	95,450
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	1,819	115,325
Ingevity Corp.* (Chemicals)	673	44,357
Ingredion, Inc. (Food Products)	1,140	107,958
Insperity, Inc. (Professional Services)	614	66,023
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,248	80,796
Interactive Brokers Group, Inc. (Capital Markets)	1,497	102,080
International Bancshares Corp. (Banks)	912	38,331
Iridium Communications, Inc.* (Diversified Telecommunication Services)	2,265	81,268
ITT, Inc. (Machinery)	1,467	134,847
Jabil, Inc. (Electronic Equipment, Instruments & Components)	2,456	151,019
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	371	33,780
Janus Henderson Group PLC (Capital Markets)	2,923	107,859
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,053	146,273

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 155

Common Stocks, continued

	Shares	Value
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,956	$53,594
Jefferies Financial Group, Inc. (Diversified Financial Services)	3,366	123,330
JetBlue Airways Corp.* (Airlines)	5,450	79,734
John Wiley & Sons, Inc.—Class A (Media)	746	37,860
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	865	216,933
KB Home (Household Durables)	1,469	62,065
KBR, Inc. (Professional Services)	2,404	104,334
Kemper Corp. (Insurance)	1,025	61,480
Kennametal, Inc. (Machinery)	1,433	49,539
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,796	114,944
Kinsale Capital Group, Inc. (Insurance)	368	73,718
Kirby Corp.* (Marine)	1,030	67,135
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	3,753	78,363
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	2,844	160,914
Kohl’s Corp. (Multiline Retail)	2,579	153,992
Kyndryl Holdings, Inc.* (IT Services)	3,070	51,822
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	1,488	164,811
Lancaster Colony Corp. (Food Products)	340	53,982
Landstar System, Inc. (Road & Rail)	653	104,480
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,347	129,601
Lear Corp. (Auto Components)	1,022	171,002
Leggett & Platt, Inc. (Household Durables)	2,285	91,057
Lennox International, Inc. (Building Products)	577	163,649
LHC Group, Inc.* (Health Care Providers & Services)	544	67,510
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,405	189,605
Lincoln Electric Holdings, Inc. (Machinery)	1,012	129,374
Lithia Motors, Inc. (Specialty Retail)	519	151,615
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	422	113,927
LivaNova PLC* (Health Care Equipment & Supplies)	912	68,500
LiveRamp Holdings, Inc.* (IT Services)	1,167	52,107
Louisiana-Pacific Corp. (Paper & Forest Products)	1,508	100,192
Lumentum Holdings, Inc.* (Communications Equipment)	1,239	125,734
Macy’s, Inc. (Multiline Retail)	5,307	135,859
Manhattan Associates, Inc.* (Software)	1,083	144,981
ManpowerGroup, Inc. (Professional Services)	929	97,424
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	731	118,700
Masimo Corp.* (Health Care Equipment & Supplies)	871	191,506
MasTec, Inc.* (Construction & Engineering)	980	84,407
Mattel, Inc.* (Leisure Products)	6,003	125,583
MAXIMUS, Inc. (IT Services)	1,054	81,495
MDU Resources Group, Inc. (Multi-Utilities)	3,485	102,354
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	10,218	232,561
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	493	87,488
Mercury General Corp. (Insurance)	455	24,870
Mercury Systems, Inc.* (Aerospace & Defense)	971	55,269
MGIC Investment Corp. (Thrifts & Mortgage Finance)	5,579	84,689
MillerKnoll, Inc. (Commercial Services & Supplies)	1,298	50,129
Mimecast, Ltd.* (Software)	1,058	84,333
Minerals Technologies, Inc. (Chemicals)	570	39,883
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	950	147,563
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,001	290,770
MSA Safety, Inc. (Commercial Services & Supplies)	625	85,875
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	802	65,475
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,488	78,621
Murphy USA, Inc. (Specialty Retail)	404	79,451
National Fuel Gas Co. (Gas Utilities)	1,562	94,860
National Instruments Corp. (Electronic Equipment, Instruments & Components)	2,260	93,157
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	3,009	133,539
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	1,404	86,430
Navient Corp. (Consumer Finance)	2,762	48,142
NCR Corp.* (Technology Hardware, Storage & Peripherals)	2,262	86,092
Neogen Corp.* (Health Care Equipment & Supplies)	1,842	67,178
Neurocrine Biosciences, Inc.* (Biotechnology)	1,626	128,487
New Jersey Resources Corp. (Gas Utilities)	1,652	66,427
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	7,968	92,907
NewMarket Corp. (Chemicals)	118	39,892
Nordson Corp. (Machinery)	926	215,331
Nordstrom, Inc.* (Multiline Retail)	1,906	42,885
NorthWestern Corp. (Multi-Utilities)	902	52,424
NOV, Inc. (Energy Equipment & Services)	6,692	109,883
Nu Skin Enterprises, Inc.—Class A (Personal Products)	854	41,154
NuVasive, Inc.* (Health Care Equipment & Supplies)	887	46,133
nVent Electric PLC (Electrical Equipment)	2,883	99,723
OGE Energy Corp. (Electric Utilities)	3,430	130,065
Old Republic International Corp. (Insurance)	4,893	125,408
Olin Corp. (Chemicals)	2,458	124,547
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	1,037	49,714
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	4,095	128,911
ONE Gas, Inc. (Gas Utilities)	918	71,503
Option Care Health, Inc.* (Health Care Providers & Services)	2,373	55,457
Oshkosh Corp. (Machinery)	1,176	133,841
Owens Corning (Building Products)	1,722	152,741

See accompanying notes to the financial statements.

156 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
PacWest Bancorp (Banks)	2,009	$93,278
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	555	68,515
Park Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	4,052	73,746
Patterson Cos., Inc. (Health Care Providers & Services)	1,484	42,576
Paylocity Holding Corp.* (Software)	679	138,502
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	2,251	48,734
Penumbra, Inc.* (Health Care Equipment & Supplies)	602	136,057
Performance Food Group Co.* (Food & Staples Retailing)	2,644	111,550
Perrigo Co. PLC (Pharmaceuticals)	2,292	87,256
Physicians Realty Trust (Equity Real Estate Investment Trusts)	3,775	68,932
Pilgrim’s Pride Corp.* (Food Products)	835	23,355
Pinnacle Financial Partners, Inc. (Banks)	1,305	126,207
PNM Resources, Inc. (Electric Utilities)	1,471	65,916
Polaris, Inc. (Leisure Products)	977	110,000
Post Holdings, Inc.* (Food Products)	1,003	106,137
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	1,150	61,859
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,034	83,454
Primerica, Inc. (Insurance)	677	104,488
PROG Holdings, Inc.* (Consumer Finance)	972	38,695
Progyny, Inc.* (Health Care Providers & Services)	1,193	48,317
Prosperity Bancshares, Inc. (Banks)	1,579	115,662
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	345	57,601
Qualys, Inc.* (Software)	572	73,296
Quidel Corp.* (Health Care Equipment & Supplies)	650	67,184
R1 RCM, Inc.* (Health Care Providers & Services)	2,283	54,290
Rayonier, Inc. (Equity Real Estate Investment Trusts)	2,453	89,633
Regal Rexnord Corp. (Electrical Equipment)	1,161	183,995
Reinsurance Group of America, Inc. (Insurance)	1,158	132,973
Reliance Steel & Aluminum Co. (Metals & Mining)	1,074	164,193
RenaissanceRe Holdings, Ltd. (Insurance)	789	124,007
Repligen Corp.* (Biotechnology)	881	174,737
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	2,596	189,948
RH* (Specialty Retail)	297	119,638
RLI Corp. (Insurance)	682	71,460
Royal Gold, Inc. (Metals & Mining)	1,125	114,244
RPM International, Inc. (Chemicals)	2,223	196,981
Ryder System, Inc. (Road & Rail)	920	67,335
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	3,919	53,338
Sabre Corp.* (IT Services)	5,542	50,709
Saia, Inc.* (Road & Rail)	451	128,210
Sailpoint Technologies Holding, Inc.* (Software)	1,598	61,827
Sanderson Farms, Inc. (Food Products)	364	66,976
Science Applications International Corp. (Professional Services)	986	80,882
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	1,654	95,436
SEI Investments Co. (Capital Markets)	1,816	106,436
Selective Insurance Group, Inc. (Insurance)	1,030	81,267
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,103	78,423
Sensient Technologies Corp. (Chemicals)	720	61,013
Service Corp. International (Diversified Consumer Services)	2,826	174,421
Silgan Holdings, Inc. (Containers & Packaging)	1,438	64,394
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	689	113,816
Simpson Manufacturing Co., Inc. (Building Products)	744	83,916
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	257	59,904
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	1,326	52,364
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	2,311	97,062
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	1,146	83,108
SLM Corp. (Consumer Finance)	5,024	92,140
Sonoco Products Co. (Containers & Packaging)	1,685	95,438
Southwest Gas Holdings, Inc. (Gas Utilities)	1,035	70,566
Spire, Inc. (Gas Utilities)	886	58,405
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	2,113	100,283
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,923	52,190
STAAR Surgical Co.* (Health Care Equipment & Supplies)	816	59,340
Steel Dynamics, Inc. (Metals & Mining)	3,231	179,385
Stericycle, Inc.* (Commercial Services & Supplies)	1,574	92,457
Stifel Financial Corp. (Capital Markets)	1,784	133,622
STORE Capital Corp. (Equity Real Estate Investment Trusts)	4,205	133,341
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	1,423	23,878
Sunrun, Inc.* (Electrical Equipment)	3,547	91,974
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	673	141,566
Syneos Health, Inc.* (Life Sciences Tools & Services)	1,777	160,925
Synovus Financial Corp. (Banks)	2,493	124,052
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	1,089	128,622
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	3,924	231,829
Taylor Morrison Home Corp.* (Household Durables)	2,106	64,633
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	707	73,931
TEGNA, Inc. (Media)	3,792	73,413
Tempur Sealy International, Inc. (Household Durables)	3,299	131,334

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 157

Common Stocks, continued

	Shares	Value
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,836	$136,084
Teradata Corp.* (IT Services)	1,859	74,992
Terex Corp. (Machinery)	1,196	49,897
Tetra Tech, Inc. (Commercial Services & Supplies)	927	129,029
Texas Capital Bancshares, Inc.* (Banks)	867	54,361
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	1,193	101,870
The Boston Beer Co., Inc.*—Class A (Beverages)	161	67,754
The Brink’s Co. (Commercial Services & Supplies)	842	58,755
The Chemours Co. (Chemicals)	2,792	91,326
The Goodyear Tire & Rubber Co.* (Auto Components)	4,817	99,856
The Hain Celestial Group, Inc.* (Food Products)	1,592	58,156
The Hanover Insurance Group, Inc. (Insurance)	610	84,156
The Macerich Co. (Equity Real Estate Investment Trusts)	3,651	60,388
The Middleby Corp.* (Machinery)	953	176,496
The New York Times Co.—Class A (Media)	2,863	114,606
The Scotts Miracle-Gro Co.—Class A (Chemicals)	698	105,538
The Timken Co. (Machinery)	1,183	79,024
The Toro Co. (Machinery)	1,824	176,162
The Wendy’s Co. (Hotels, Restaurants & Leisure)	3,025	69,666
The Western Union Co. (IT Services)	6,889	130,271
Thor Industries, Inc. (Automobiles)	952	90,050
Toll Brothers, Inc. (Household Durables)	1,961	115,640
TopBuild Corp.* (Household Durables)	564	131,215
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	1,479	84,007
Trex Co., Inc.* (Building Products)	1,973	180,470
Tri Pointe Homes, Inc.* (Household Durables)	1,904	45,334
Trinity Industries, Inc. (Machinery)	1,402	40,279
TripAdvisor, Inc.* (Interactive Media & Services)	1,697	46,074
UGI Corp. (Gas Utilities)	3,585	162,581
UMB Financial Corp. (Banks)	737	72,558
Umpqua Holdings Corp. (Banks)	3,710	75,239
United Bankshares, Inc. (Banks)	2,335	82,496
United States Steel Corp. (Metals & Mining)	4,631	95,954
United Therapeutics Corp.* (Biotechnology)	772	155,844
Univar Solutions, Inc.* (Trading Companies & Distributors)	2,929	77,619
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	743	114,058
Unum Group (Insurance)	3,503	88,906
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,887	34,419
Urban Outfitters, Inc.* (Specialty Retail)	1,129	32,425
Valley National Bancorp (Banks)	6,973	97,064
Valmont Industries, Inc. (Construction & Engineering)	364	79,072
Valvoline, Inc. (Chemicals)	3,097	102,015
ViaSat, Inc.* (Communications Equipment)	1,259	55,421
Vicor Corp.* (Electrical Equipment)	368	34,713
Victoria’s Secret & Co.* (Specialty Retail)	1,242	69,341
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,273	47,074
Visteon Corp.* (Auto Components)	480	48,725
Vontier Corp. (Electronic Equipment, Instruments & Components)	2,897	81,435
Voya Financial, Inc. (Diversified Financial Services)	1,902	129,260
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,116	39,082
Watsco, Inc. (Trading Companies & Distributors)	566	159,928
Watts Water Technologies, Inc.—Class A (Machinery)	470	72,009
Webster Financial Corp. (Banks)	3,068	174,293
Werner Enterprises, Inc. (Road & Rail)	1,043	46,507
WEX, Inc.* (IT Services)	768	123,633
Williams-Sonoma, Inc. (Specialty Retail)	1,274	204,527
Wingstop, Inc. (Hotels, Restaurants & Leisure)	511	78,311
Wintrust Financial Corp. (Banks)	976	95,716
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	1,986	187,160
Woodward, Inc. (Machinery)	1,080	119,092
World Wrestling Entertainment, Inc.—Class A (Entertainment)	766	38,254
Worthington Industries, Inc. (Metals & Mining)	554	30,016
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	1,597	134,067
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	2,355	49,714
XPO Logistics, Inc.* (Air Freight & Logistics)	1,690	111,827
Yelp, Inc.* (Interactive Media & Services)	1,176	40,619
YETI Holdings, Inc.* (Leisure Products)	1,502	98,501
Ziff Davis, Inc.* (Software)	826	86,780
TOTAL COMMON STOCKS (Cost $26,836,458)		39,315,229

Repurchase Agreements(b)(c) (16.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $8,412,000	$8,412,000	$8,412,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,412,000)		8,412,000

See accompanying notes to the financial statements.

158 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(e)	95,000	$95,000
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $95,000)		95,000
TOTAL INVESTMENT SECURITIES (Cost $35,343,458)—96.1%		47,822,229
Net other assets (liabilities)—3.9%		1,927,834
NET ASSETS—100.0%		$49,750,063

*	Non-income producing security.

(a)	All or part of this security was on loan as of January 31, 2022. The total value of securities on loan as of January 31, 2022 was $103,484.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $6,133,000.

(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2022.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	2/28/22	0.58%	$40,979,724	$1,533,746
SPDR S&P MidCap 400 ETF	Goldman Sachs International	2/28/22	0.35%	10,595,644	428,488
				$51,575,368	$1,962,234

S&P MidCap 400	UBS AG	2/28/22	0.43%	$4,108,360	$164,794
SPDR S&P MidCap 400 ETF	UBS AG	2/28/22	0.38%	4,280,398	173,085
				$8,388,758	$337,879
				$59,964,126	$2,300,113

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 159

UltraMid-Cap ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$376,946	0.8%
Air Freight & Logistics	248,991	0.5%
Airlines	79,734	0.2%
Auto Components	664,199	1.3%
Automobiles	181,211	0.4%
Banks	2,632,058	5.3%
Beverages	67,754	0.1%
Biotechnology	734,967	1.5%
Building Products	803,851	1.6%
Capital Markets	690,339	1.4%
Chemicals	1,030,008	2.1%
Commercial Services & Supplies	601,797	1.2%
Communications Equipment	404,471	0.8%
Construction & Engineering	537,796	1.1%
Construction Materials	101,657	0.2%
Consumer Finance	227,279	0.4%
Containers & Packaging	319,064	0.6%
Diversified Consumer Services	341,186	0.7%
Diversified Financial Services	252,590	0.5%
Diversified Telecommunication Services	81,268	0.2%
Electric Utilities	428,545	0.9%
Electrical Equipment	753,294	1.5%
Electronic Equipment, Instruments & Components	1,245,307	2.5%
Energy Equipment & Services	187,454	0.4%
Entertainment	38,254	0.1%
Equity Real Estate Investment Trusts	3,898,979	7.8%
Food & Staples Retailing	465,021	0.9%
Food Products	689,181	1.4%
Gas Utilities	524,341	1.0%
Health Care Equipment & Supplies	1,170,551	2.3%
Health Care Providers & Services	1,157,702	2.3%
Hotels, Restaurants & Leisure	1,172,938	2.4%
Household Durables	727,731	1.5%
Household Products	40,468	0.1%
Industrial Conglomerates	200,202	0.4%
Insurance	1,543,700	3.1%
Interactive Media & Services	86,693	0.2%
IT Services	1,039,925	2.1%
Leisure Products	501,929	1.0%
Life Sciences Tools & Services	364,364	0.7%
Machinery	2,084,541	4.2%
Marine	67,135	0.1%
Media	357,181	0.7%
Metals & Mining	968,349	1.9%
Multiline Retail	382,450	0.8%
Multi-Utilities	228,886	0.5%
Oil, Gas & Consumable Fuels	761,871	1.5%
Paper & Forest Products	100,192	0.2%
Personal Products	89,914	0.2%
Pharmaceuticals	233,529	0.5%
Professional Services	635,962	1.3%
Real Estate Management & Development	216,933	0.4%
Road & Rail	628,482	1.3%
Semiconductors & Semiconductor Equipment	1,533,130	3.1%
Software	1,428,574	2.9%
Specialty Retail	1,262,296	2.5%
Technology Hardware, Storage & Peripherals	135,806	0.3%
Textiles, Apparel & Luxury Goods	724,612	1.4%
Thrifts & Mortgage Finance	303,029	0.6%
Trading Companies & Distributors	366,528	0.7%
Water Utilities	192,084	0.4%
Other**	10,434,834	21.0%
Total	$49,750,063	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

160 :: UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks (76.7%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	37,708	$2,979,309
Adobe, Inc.* (Software)	23,033	12,306,532
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	58,459	6,678,941
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	16,788	2,584,848
Align Technology, Inc.* (Health Care Equipment & Supplies)	3,817	1,889,262
Alphabet, Inc.*—Class A (Interactive Media & Services)	8,777	23,751,176
Alphabet, Inc.*—Class C (Interactive Media & Services)	9,270	25,158,502
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	14,797	44,264,781
American Electric Power Co., Inc. (Electric Utilities)	24,380	2,203,952
Amgen, Inc. (Biotechnology)	27,283	6,197,060
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	26,010	4,264,860
ANSYS, Inc.* (Software)	4,225	1,436,542
Apple, Inc. (Technology Hardware, Storage & Peripherals)	478,702	83,667,536
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	43,712	6,040,124
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	3,924	2,657,333
Atlassian Corp. PLC*—Class A (Software)	6,799	2,205,188
Autodesk, Inc.* (Software)	10,644	2,658,765
Automatic Data Processing, Inc. (IT Services)	20,399	4,205,662
Baidu, Inc.*ADR (Interactive Media & Services)	11,751	1,877,105
Biogen, Inc.* (Biotechnology)	7,111	1,607,086
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,988	4,882,786
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	19,926	11,674,245
Cadence Design Systems, Inc.* (Software)	13,418	2,041,415
Charter Communications, Inc.*—Class A (Media)	8,680	5,150,191
Cintas Corp. (Commercial Services & Supplies)	5,006	1,959,999
Cisco Systems, Inc. (Communications Equipment)	204,179	11,366,645
Cognizant Technology Solutions Corp.— Class A (IT Services)	25,428	2,172,060
Comcast Corp.—Class A (Media)	220,732	11,034,393
Copart, Inc.* (Commercial Services & Supplies)	11,483	1,484,178
Costco Wholesale Corp. (Food & Staples Retailing)	21,388	10,803,720
Crowdstrike Holdings, Inc.*—Class A (Software)	9,963	1,799,716
CSX Corp. (Road & Rail)	107,376	3,674,407
Datadog, Inc.*—Class A (Software)	12,452	1,819,362
DexCom, Inc.* (Health Care Equipment & Supplies)	4,692	2,019,812
DocuSign, Inc.* (Software)	9,525	1,197,959
Dollar Tree, Inc.* (Multiline Retail)	10,891	1,429,117
eBay, Inc. (Internet & Direct Marketing Retail)	30,308	1,820,602
Electronic Arts, Inc. (Entertainment)	13,692	1,816,381
Exelon Corp. (Electric Utilities)	47,364	2,744,744
Fastenal Co. (Trading Companies & Distributors)	27,847	1,578,368
Fiserv, Inc.* (IT Services)	31,958	3,377,961
Fortinet, Inc.* (Software)	7,916	2,352,952
Gilead Sciences, Inc. (Biotechnology)	60,728	4,170,799
Honeywell International, Inc. (Industrial Conglomerates)	33,327	6,814,705
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	4,104	2,081,959
Illumina, Inc.* (Life Sciences Tools & Services)	7,568	2,639,870
Intel Corp. (Semiconductors & Semiconductor Equipment)	196,888	9,612,072
Intuit, Inc. (Software)	13,707	7,610,538
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	17,302	4,916,883
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	35,902	2,688,342
Keurig Dr Pepper, Inc. (Beverages)	68,646	2,605,116
KLA Corp. (Semiconductors & Semiconductor Equipment)	7,340	2,857,242
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	6,815	4,020,305
Lucid Group, Inc.*(a) (Automobiles)	79,704	2,342,501
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	6,034	2,013,908
Marriott International, Inc.*—Class A (Hotels, Restaurants & Leisure)	15,766	2,540,218
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	39,875	2,847,075
Match Group, Inc.* (Interactive Media & Services)	13,706	1,544,666
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	2,444	2,766,755
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	103,405	32,392,651
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	26,865	2,081,500
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	54,148	4,454,756
Microsoft Corp. (Software)	219,079	68,129,186
Moderna, Inc.* (Biotechnology)	19,629	3,323,779
Mondelez International, Inc.—Class A (Food Products)	67,532	4,526,670
Monster Beverage Corp.* (Beverages)	25,614	2,221,246
NetEase, Inc.ADR (Entertainment)	13,718	1,417,892
Netflix, Inc.* (Entertainment)	21,444	9,159,590
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	102,676	25,141,245
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	12,873	2,644,629
Okta, Inc.* (IT Services)	7,147	1,414,320
Old Dominion Freight Line, Inc. (Road & Rail)	5,557	1,677,825
O’Reilly Automotive, Inc.* (Specialty Retail)	3,261	2,125,357

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: UltraNasdaq-100 ProFund :: 161

Common Stocks, continued

	Shares	Value
PACCAR, Inc. (Machinery)	16,811	$1,563,255
Palo Alto Networks, Inc.* (Software)	4,778	2,472,137
Paychex, Inc. (IT Services)	17,458	2,055,854
PayPal Holdings, Inc.* (IT Services)	56,866	9,777,539
PepsiCo, Inc. (Beverages)	66,924	11,612,652
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	20,119	1,203,921
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	54,220	9,529,707
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,119	3,115,372
Ross Stores, Inc. (Specialty Retail)	17,205	1,681,789
Seagen, Inc.* (Biotechnology)	8,852	1,190,683
Sirius XM Holdings, Inc.(a) (Media)	193,629	1,231,480
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	8,007	1,173,186
Splunk, Inc.* (Software)	7,822	969,302
Starbucks Corp. (Hotels, Restaurants & Leisure)	56,796	5,584,183
Synopsys, Inc.* (Software)	7,382	2,292,111
Tesla, Inc.* (Automobiles)	29,304	27,449,642
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	44,709	8,024,818
The Kraft Heinz Co. (Food Products)	59,250	2,121,150
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	60,469	6,540,932
VeriSign, Inc.* (IT Services)	5,377	1,167,777
Verisk Analytics, Inc. (Professional Services)	7,802	1,530,206
Vertex Pharmaceuticals, Inc.* (Biotechnology)	12,309	2,991,702
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	41,897	2,084,795
Workday, Inc.*—Class A (Software)	9,343	2,363,872
Xcel Energy, Inc. (Electric Utilities)	26,080	1,816,733
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	12,000	2,322,600
Zoom Video Communications, Inc.*— Class A (Software)	11,727	1,809,242
Zscaler, Inc.* (Software)	6,781	1,743,463
TOTAL COMMON STOCKS (Cost $231,431,037)		669,039,280

Repurchase Agreements(b)(c) (15.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $130,592,000	$130,592,000	$130,592,000
TOTAL REPURCHASE AGREEMENTS (Cost $130,592,000)		130,592,000

Collateral for Securities Loaned(d) (0.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.03%(e)	3,154,935	$3,154,935
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,154,935)		3,154,935
TOTAL INVESTMENT SECURITIES (Cost $365,177,972)—92.1%		802,786,215
Net other assets (liabilities)—7.9%		69,270,665
NET ASSETS—100.0%		$872,056,880

*	Non-income producing security.

(a)	All or part of this security was on loan as of January 31, 2022. The total value of securities on loan as of January 31, 2022 was $3,160,985.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $98,915,000.

(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2022.

ADR	American Depositary Receipt

NYS	New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq 100 Futures Contracts	1	3/21/22	$298,100	$(28,521)

See accompanying notes to the financial statements.

162 :: UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	2/28/22	0.48%	$141,633,521	$8,555,971
Nasdaq-100 Index	Goldman Sachs International	2/28/22	0.68%	452,288,994	28,275,963
				$593,922,515	$36,831,934

Invesco QQQ Trust, Series 1 ETF	UBS AG	2/28/22	0.48%	$160,005,674	$9,665,819
Nasdaq-100 Index	UBS AG	2/28/22	0.88%	319,155,200	22,651,165
				$479,160,874	$32,316,984
				$1,073,083,389	$69,148,918

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraNasdaq-100 ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Automobiles	$29,792,143	3.4%
Beverages	16,439,014	1.9%
Biotechnology	22,596,481	2.6%
Commercial Services & Supplies	3,444,177	0.4%
Communications Equipment	11,366,645	1.3%
Electric Utilities	6,765,429	0.8%
Entertainment	15,373,172	1.8%
Food & Staples Retailing	12,888,515	1.5%
Food Products	6,647,820	0.8%
Health Care Equipment & Supplies	10,907,916	1.2%
Hotels, Restaurants & Leisure	15,592,035	1.8%
Industrial Conglomerates	6,814,705	0.8%
Interactive Media & Services	84,724,100	9.7%
Internet & Direct Marketing Retail	52,744,401	6.0%
IT Services	24,171,173	2.8%
Life Sciences Tools & Services	2,639,870	0.3%
Machinery	1,563,255	0.2%
Media	17,416,064	2.0%
Multiline Retail	1,429,117	0.2%
Professional Services	1,530,206	0.2%
Road & Rail	5,352,232	0.6%
Semiconductors & Semiconductor Equipment	106,024,638	12.1%
Software	115,208,283	13.2%
Specialty Retail	3,807,145	0.4%
Technology Hardware, Storage & Peripherals	83,667,536	9.6%
Textiles, Apparel & Luxury Goods	2,013,908	0.2%
Trading Companies & Distributors	1,578,368	0.2%
Wireless Telecommunication Services	6,540,932	0.7%
Other**	203,017,600	23.3%
Total	$872,056,880	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: UltraShort China ProFund :: 163

Repurchase Agreements(a)(b) (94.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $4,036,000	$4,036,000	$4,036,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,036,000)		4,036,000
TOTAL INVESTMENT SECURITIES (Cost $4,036,000)—94.7%		4,036,000
Net other assets (liabilities)—5.3%		223,758
NET ASSETS—100.0%		$4,259,758

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $460,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon China Select ADR Index (USD)	Goldman Sachs International	2/28/22	0.42%	$(3,917,614)	$(391,558)
S&P/BNY Mellon China Select ADR Index (USD)	UBS AG	2/28/22	1.17%	(4,382,617)	(458,759)
				$(8,300,231)	$(850,317)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

164 :: UltraShort Dow 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Repurchase Agreements(a)(b) (104.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $2,545,000	$2,545,000	$2,545,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,545,000)		2,545,000
TOTAL INVESTMENT SECURITIES (Cost $2,545,000)—104.3%		2,545,000
Net other assets (liabilities)—(4.3)%		(104,493)
NET ASSETS—100.0%		$2,440,507

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $733,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	2/28/22	(0.43)%	$(2,802,679)	$(86,423)
Dow Jones Industrial Average	UBS AG	2/28/22	(0.28)%	(2,032,800)	(60,024)
				$(4,835,479)	$(146,447)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Emerging Markets ProFund :: 165

Repurchase Agreements(a)(b) (109.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $813,000	$813,000	$813,000
TOTAL REPURCHASE AGREEMENTS (Cost $813,000)		813,000
TOTAL INVESTMENT SECURITIES (Cost $813,000)—109.5%		813,000
Net other assets (liabilities)—(9.5)%		(70,355)
NET ASSETS—100.0%		$742,645

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $186,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	2/28/22	0.27%	$(831,386)	$(51,797)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	2/28/22	0.42%	(650,707)	(54,039)
				$(1,482,093)	$(105,836)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

166 :: UltraShort International ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Repurchase Agreements(a)(b) (94.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $1,586,000	$1,586,000	$1,586,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,586,000)		1,586,000
TOTAL INVESTMENT SECURITIES (Cost $1,586,000)—94.2%		1,586,000
Net other assets (liabilities)—5.8%		98,171
NET ASSETS—100.0%		$1,684,171

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $254,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	2/28/22	0.12%	$(1,086,590)	$(19,340)
MSCI EAFE Index	UBS AG	2/28/22	0.22%	(2,278,607)	(39,517)
				$(3,365,197)	$(58,857)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Japan ProFund :: 167

Repurchase Agreements(a) (80.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $369,000	$369,000	$369,000
TOTAL REPURCHASE AGREEMENTS (Cost $369,000)		369,000
TOTAL INVESTMENT SECURITIES (Cost $369,000)—80.8%		369,000
Net other assets (liabilities)—19.2%		87,608
NET ASSETS—100.0%		$456,608

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	3	3/11/22	$(409,950)	$7,641

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	2/28/22	(0.33)%	$(505,303)	$(11,146)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

168 :: UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Repurchase Agreements(a)(b) (121.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $845,000	$845,000	$845,000
TOTAL REPURCHASE AGREEMENTS (Cost $845,000)		845,000
TOTAL INVESTMENT SECURITIES (Cost $845,000)—121.5%		845,000
Net other assets (liabilities)—(21.5)%		(149,525)
NET ASSETS—100.0%		$695,475

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $211,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	Goldman Sachs International	2/28/22	0.42%	$(941,621)	$(8,966)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	UBS AG	2/28/22	0.42%	(451,111)	(7,715)
				$(1,392,732)	$(16,681)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Mid-Cap ProFund :: 169

Repurchase Agreements(a)(b) (110.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $1,606,000	$1,606,000	$1,606,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,606,000)		1,606,000
TOTAL INVESTMENT SECURITIES (Cost $1,606,000)—110.5%		1,606,000
Net other assets (liabilities)—(10.5)%		(152,898)
NET ASSETS—100.0%		$1,453,102

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $467,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	2/28/22	(0.18)%	$(1,902,744)	$(81,678)
S&P MidCap 400	UBS AG	2/28/22	(0.08)%	(1,015,939)	(46,891)
				$(2,918,683)	$(128,569)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

170 :: UltraShort Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Repurchase Agreements(a)(b) (102.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $126,079,000	$126,079,000	$126,079,000
TOTAL REPURCHASE AGREEMENTS (Cost $126,079,000)		126,079,000
TOTAL INVESTMENT SECURITIES (Cost $126,079,000)—102.2%		126,079,000
Net other assets (liabilities)—(2.2)%		(2,746,429)
NET ASSETS—100.0%		$123,332,571

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $36,079,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	2/28/22	(0.43)%	$(99,874,571)	$(3,601,051)
Nasdaq-100 Index	UBS AG	2/28/22	(0.23)%	(147,046,063)	(5,316,823)
				$(246,920,634)	$(8,917,874)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Small-Cap ProFund :: 171

Repurchase Agreements(a)(b) (115.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $5,310,000	$5,310,000	$5,310,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,310,000)		5,310,000
TOTAL INVESTMENT SECURITIES (Cost $5,310,000)—115.0%		5,310,000
Net other assets (liabilities)—(15.0)%		(694,114)
NET ASSETS—100.0%		$4,615,886

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $1,282,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	6	3/21/22	$(607,320)	$55,354

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	2/28/22	(0.08)%	$(5,302,368)	$(341,475)
Russell 2000 Index	UBS AG	2/28/22	0.42%	(3,314,487)	(159,108)
				$(8,616,855)	$(500,583)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

172 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks (80.9%)

	Percentage of Net Assets	Shares	Value
AMC Entertainment Holdings, Inc.* (Entertainment)*	0.3%	11,716	$188,159
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)*	0.2%	6,492	126,788
Arena Pharmaceuticals, Inc.* (Biotechnology)*	0.2%	1,402	128,956
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)*	0.2%	2,294	121,031
ASGN, Inc.* (Professional Services)*	0.2%	1,156	132,790
Avis Budget Group, Inc.* (Road & Rail)*	0.2%	938	165,257
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)*	0.2%	1,264	167,949
BJ’s Wholesale Club Holdings, Inc.* (Food & Staples Retailing)*	0.3%	3,111	191,234
Cadence Bank (Banks)	0.2%	4,269	133,065
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	0.2%	2,383	162,448
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	0.2%	644	116,487
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)*	0.2%	1,319	135,357
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	0.2%	917	183,318
EMCOR Group, Inc. (Construction & Engineering)	0.2%	1,210	144,244
First Financial Bankshares, Inc. (Banks)	0.2%	2,948	138,528
Fox Factory Holding Corp.* (Auto Components)*	0.2%	959	127,614
Glacier Bancorp, Inc. (Banks)	0.2%	2,502	129,929
Helen of Troy, Ltd.* (Household Durables)*	0.2%	547	114,503
Houlihan Lokey, Inc. (Capital Markets)	0.2%	1,160	123,285
II-VI, Inc.* (Electronic Equipment, Instruments & Components)*	0.2%	2,402	152,286
Inspire Medical Systems, Inc.* (Health Care Technology)*	0.2%	610	134,988
Intellia Therapeutics, Inc.* (Biotechnology)*	0.2%	1,580	149,421
KBR, Inc. (Professional Services)	0.2%	3,209	139,271
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)*	0.2%	3,074	169,746
Macy’s, Inc. (Multiline Retail)	0.2%	7,128	182,477
Medpace Holdings, Inc.* (Life Sciences Tools & Services)*	0.2%	657	116,590
Omnicell, Inc.* (Health Care Technology)*	0.2%	993	149,090
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	0.3%	5,951	230,898
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	0.2%	2,213	131,164
Performance Food Group Co.* (Food & Staples Retailing)*	0.2%	3,440	145,134
Rapid7, Inc.* (Software)*	0.2%	1,274	122,725
RBC Bearings, Inc.* (Machinery)*	0.2%	632	114,056
Rogers Corp.* (Electronic Equipment, Instruments & Components)*	0.2%	425	116,004
Saia, Inc.* (Road & Rail)*	0.2%	601	170,853
Scientific Games Corp.* (Hotels, Restaurants & Leisure)*	0.2%	2,181	125,844
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)*	0.2%	905	149,497
SouthState Corp. (Banks)	0.2%	1,585	133,791
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	0.2%	4,006	171,177
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)*	0.2%	890	187,213
Tenet Healthcare Corp.* (Health Care Providers & Services)*	0.2%	2,413	178,851
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	0.2%	1,674	125,166
Tetra Tech, Inc. (Commercial Services & Supplies)	0.2%	1,224	170,369
Texas Roadhouse, Inc.— Class A (Hotels, Restaurants & Leisure)	0.2%	1,587	135,513
The Goodyear Tire & Rubber Co.* (Auto Components)*	0.2%	6,268	129,935
Valley National Bancorp (Banks)	0.2%	9,077	126,352
Vonage Holdings Corp.* (Software)*	0.2%	5,486	114,328
WESCO International, Inc.* (Trading Companies & Distributors)*	0.2%	1,011	123,231
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)*	0.2%	4,800	177,793
Workiva, Inc.* (Software)*	0.2%	972	114,969
Other Common Stocks	71.4%	2,465,008	53,634,841
TOTAL COMMON STOCKS (Cost $52,836,853)			60,754,515

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 173

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	1,320	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(a)(b) (17.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $12,804,000	$12,804,000	$12,804,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,804,000)		12,804,000
TOTAL INVESTMENT SECURITIES (Cost $65,640,853)—98.0%		73,558,515
Net other assets (liabilities)—2.0%		1,527,146
NET ASSETS—100.0%		$75,085,661

*	Non-income producing security.
+	This security was fair valued based on procedures approved by the Board of Trustees. As of January 31, 2022, this security represented 0.000% of the net assets of the Fund.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $12,804,000.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	25	3/21/22	$2,530,500	$(230,734)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	2/28/22	0.13%	$7,647,246	$369,256
Russell 2000 Index	Goldman Sachs International	2/28/22	0.48%	24,878,939	1,156,189
				$32,526,185	$1,525,445

iShares Russell 2000 ETF	UBS AG	2/28/22	(0.12)%	$21,447,881	$1,036,201
Russell 2000 Index	UBS AG	2/28/22	0.08%	32,599,220	1,563,159
				$54,047,101	$2,599,360
				$86,573,286	$4,124,805

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

174 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$381,512	0.5%
Air Freight & Logistics	215,343	0.3%
Airlines	206,502	0.3%
Auto Components	844,116	1.1%
Automobiles	120,435	0.2%
Banks	5,532,613	7.4%
Beverages	250,650	0.3%
Biotechnology	4,600,685	6.1%
Building Products	789,500	1.1%
Capital Markets	991,208	1.3%
Chemicals	1,220,593	1.6%
Commercial Services & Supplies	1,062,678	1.4%
Communications Equipment	525,870	0.7%
Construction & Engineering	954,682	1.3%
Construction Materials	117,293	0.2%
Consumer Finance	477,006	0.6%
Containers & Packaging	149,941	0.2%
Distributors	10,826	NM
Diversified Consumer Services	447,434	0.6%
Diversified Financial Services	91,147	0.1%
Diversified Telecommunication Services	291,630	0.4%
Electric Utilities	393,561	0.5%
Electrical Equipment	575,310	0.8%
Electronic Equipment, Instruments & Components	1,340,556	1.8%
Energy Equipment & Services	604,625	0.8%
Entertainment	392,745	0.5%
Equity Real Estate Investment Trusts	4,113,746	5.5%
Food & Staples Retailing	635,344	0.9%
Food Products	625,512	0.8%
Gas Utilities	588,152	0.8%
Health Care Equipment & Supplies	1,896,501	2.5%
Health Care Providers & Services	1,625,539	2.2%
Health Care Technology	721,204	1.0%
Hotels, Restaurants & Leisure	1,450,502	1.9%
Household Durables	1,152,438	1.5%
Household Products	181,144	0.2%
Independent Power and Renewable Electricity Producers	195,608	0.3%
Insurance	1,235,189	1.6%
Interactive Media & Services	221,063	0.3%
Internet & Direct Marketing Retail	305,302	0.4%
IT Services	1,006,315	1.3%
Leisure Products	372,867	0.5%
Life Sciences Tools & Services	402,353	0.5%
Machinery	2,289,115	3.1%
Marine	133,438	0.2%
Media	674,712	0.9%
Metals & Mining	775,043	1.0%
Mortgage Real Estate Investment Trusts	827,767	1.1%
Multiline Retail	246,858	0.3%
Multi-Utilities	259,230	0.4%
Oil, Gas & Consumable Fuels	2,592,116	3.5%
Paper & Forest Products	84,522	0.1%
Personal Products	338,200	0.5%
Pharmaceuticals	916,661	1.2%
Professional Services	1,065,320	1.4%
Real Estate Management & Development	538,502	0.7%
Road & Rail	527,330	0.7%
Semiconductors & Semiconductor Equipment	2,139,380	2.9%
Software	3,394,712	4.5%
Specialty Retail	1,456,237	1.9%
Technology Hardware, Storage & Peripherals	167,866	0.2%
Textiles, Apparel & Luxury Goods	433,289	0.6%
Thrifts & Mortgage Finance	1,158,210	1.5%
Tobacco	85,656	0.1%
Trading Companies & Distributors	967,443	1.3%
Water Utilities	267,938	0.4%
Wireless Telecommunication Services	97,730	0.1%
Other**	14,331,146	19.1%
Total	$75,085,661	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: U.S. Government Plus ProFund :: 175

Repurchase Agreements(a)(b) (95.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $23,826,000	$23,826,000	$23,826,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,826,000)		23,826,000
TOTAL INVESTMENT SECURITIES (Cost $23,826,000)—95.8%		23,826,000
Net other assets (liabilities)—4.2%		1,048,621
NET ASSETS—100.0%		$24,874,621

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $1,200,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 1.875%, due 11/15/51	Citibank North America	2/15/22	0.15%	$30,181,305	$585,050
30-Year U.S. Treasury Bond, 1.875%, due 11/15/51	Societe’ Generale	2/15/22	0.24%	758,563	14,786
				$30,939,868	$599,836

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

176 :: Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks (76.3%)

	Shares	Value
ALLETE, Inc. (Electric Utilities)	352	$22,468
Alliant Energy Corp. (Electric Utilities)	1,675	100,266
Ameren Corp. (Multi-Utilities)	1,724	152,988
American Electric Power Co., Inc. (Electric Utilities)	3,370	304,648
American Water Works Co., Inc. (Water Utilities)	1,215	195,372
Atmos Energy Corp. (Gas Utilities)	887	95,103
Avangrid, Inc. (Electric Utilities)	466	21,772
Avista Corp. (Multi-Utilities)	473	21,030
Black Hills Corp. (Multi-Utilities)	427	28,925
CenterPoint Energy, Inc. (Multi-Utilities)	4,211	119,424
Clearway Energy, Inc.—Class A (Independent Power and Renewable Electricity Producers)	232	7,157
Clearway Energy, Inc.—Class C (Independent Power and Renewable Electricity Producers)	547	18,423
CMS Energy Corp. (Multi-Utilities)	1,939	124,833
Consolidated Edison, Inc. (Multi-Utilities)	2,368	204,714
Dominion Energy, Inc. (Multi-Utilities)	5,419	437,096
DTE Energy Co. (Multi-Utilities)	1,297	156,198
Duke Energy Corp. (Electric Utilities)	5,150	541,059
Edison International (Electric Utilities)	2,542	159,612
Entergy Corp. (Electric Utilities)	1,345	150,331
Essential Utilities, Inc. (Water Utilities)	1,539	75,011
Evergy, Inc. (Electric Utilities)	1,534	99,649
Eversource Energy (Electric Utilities)	2,301	205,916
Exelon Corp. (Electric Utilities)	6,547	379,399
FirstEnergy Corp. (Electric Utilities)	3,643	152,860
Hawaiian Electric Industries, Inc. (Electric Utilities)	731	31,068
IDACORP, Inc. (Electric Utilities)	338	37,254
MDU Resources Group, Inc. (Multi-Utilities)	1,361	39,973
National Fuel Gas Co. (Gas Utilities)	611	37,106
New Jersey Resources Corp. (Gas Utilities)	646	25,976
NextEra Energy, Inc. (Electric Utilities)	13,133	1,025,949
NiSource, Inc. (Multi-Utilities)	2,627	76,656
NorthWestern Corp. (Multi-Utilities)	353	20,516
NRG Energy, Inc. (Electric Utilities)	1,638	65,405
ONE Gas, Inc. (Gas Utilities)	358	27,885
PG&E Corp.* (Electric Utilities)	10,097	129,141
Pinnacle West Capital Corp. (Electric Utilities)	755	52,556
PNM Resources, Inc. (Electric Utilities)	575	25,766
Portland General Electric Co. (Electric Utilities)	598	31,419
PPL Corp. (Electric Utilities)	5,024	149,112
Public Service Enterprise Group, Inc. (Multi- Utilities)	3,383	225,071
Sempra Energy (Multi-Utilities)	2,137	295,247
Southwest Gas Holdings, Inc. (Gas Utilities)	404	27,545
Spire, Inc. (Gas Utilities)	346	22,808
The AES Corp. (Independent Power and Renewable Electricity Producers)	4,461	98,945
The Southern Co. (Electric Utilities)	7,092	492,823
UGI Corp. (Gas Utilities)	1,399	63,445
Vistra Corp. (Independent Power and Renewable Electricity Producers)	3,230	70,446
WEC Energy Group, Inc. (Multi-Utilities)	2,111	204,851
Xcel Energy, Inc. (Electric Utilities)	3,604	251,055
TOTAL COMMON STOCKS (Cost $3,264,657)		7,302,272

Repurchase Agreements(a)(b) (22.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $2,193,000	$2,193,000	$2,193,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,193,000)		2,193,000
TOTAL INVESTMENT SECURITIES (Cost $5,457,657)—99.2%		9,495,272
Net other assets (liabilities)—0.8%		76,827
NET ASSETS—100.0%		$9,572,099

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $1,409,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	2/23/22	0.68%	$3,452,682	$54,346
Dow Jones U.S. Utilities Index	UBS AG	2/23/22	0.43%	3,632,652	55,432
				$7,085,334	$109,778

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund :: 177

Utilities UltraSector ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Electric Utilities	$4,429,527	46.3%
Gas Utilities	299,868	3.1%
Independent Power and Renewable Electricity Producers	194,972	2.1%
Multi-Utilities	2,107,522	22.0%
Water Utilities	270,383	2.8%
Other**	2,269,827	23.7%
Total	$9,572,099	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

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Statements of Assets and Liabilities

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January 31, 2022 (unaudited) :: Statements of Assets and Liabilities :: 181

	Access Flex Bear High Yield ProFund	Access Flex High Yield ProFund
ASSETS:
Total Investment Securities, at cost	$457,000	$6,951,910
Securities, at value	—	4,817,695
Repurchase agreements, at value	457,000	2,083,000
Total Investment Securities, at value	457,000	6,900,695
Cash	84	160
Segregated cash balances for futures contracts with brokers	6,105	1,018
Segregated cash balances for credit default swap agreements with brokers	40,858	497,705
Interest receivable	—	5,414
Receivable for capital shares issued	42,169	373,132
Due from Advisor under a Receivables Agreement	299,294	—
Due from Advisor under an expense limitation agreement	1,068	—
Variation margin on futures contracts	—	206
Variation margin on credit default swap agreements	—	15,686
Prepaid expenses	4,778	24,427
TOTAL ASSETS	851,356	7,818,443
LIABILITIES:
Payable for capital shares redeemed	48	15,821
Variation margin on futures contracts	422	—
Variation margin on credit default swap agreements	2,068	—
Advisory fees payable	—	8,844
Management services fees payable	—	1,769
Administration fees payable	39	877
Distribution and services fees payable—Service Class	7	2,429
Transfer agency fees payable	57	1,431
Fund accounting fees payable	22	487
Compliance services fees payable	3	70
Service fees payable	2	54
Other accrued expenses	1,401	16,003
TOTAL LIABILITIES	4,069	47,785
NET ASSETS	$847,287	$7,770,658

NET ASSETS CONSIST OF:
Capital	$6,239,165	$8,125,286
Total distributable earnings (loss)	(5,391,878)	(354,628)
NET ASSETS	$847,287	$7,770,658

NET ASSETS:
Investor Class	$839,895	$5,051,776
Service Class	7,392	2,718,882

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	27,637	159,280
Service Class	285	86,964

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$30.39	$31.72
Service Class	25.94	31.26

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

182 :: Statements of Assets and Liabilities :: January 31, 2022 (unaudited)

	Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Bear ProFund	Biotechnology UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$12,387,071	$4,120,861	$10,764,000	$77,625,559
Securities, at value(a)	17,286,714	5,508,005	—	106,495,734
Repurchase agreements, at value	4,099,000	1,268,000	10,764,000	25,647,000
Total Investment Securities, at value	21,385,714	6,776,005	10,764,000	132,142,734
Cash	794	76	397	60
Segregated cash balances for future contracts with brokers	—	—	—	—
Segregated cash balances for swap agreements with custodian	—	—	—	—
Dividends receivable	9,682	4,511	—	209,738
Receivable for investments sold	500,316	—	—	—
Receivable for capital shares issued	476,424	16,311	35,382	154,778
Due from Advisor under an expense limitation agreement	—	—	—	—
Unrealized appreciation on swap agreements	230,128	5,048	—	1,886,688
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	20,495	7,892	16,772	19,497
Receivable for tax reclaims	—	—	—	—
TOTAL ASSETS	22,623,553	6,809,843	10,816,551	134,413,495
LIABILITIES:
Reverse repurchase agreements, including accrued interest	—	—	—	—
Cash overdraft	—	—	—	—
Payable for investments purchased	50,453	—	—	—
Payable for collateral for securities loaned	—	—	—	—
Payable for capital shares redeemed	458,188	189,713	520,746	74,028
Unrealized depreciation on swap agreements	—	—	452,325	—
Due to advisor for expenses paid in advance	—	—	—	—
Advisory fees payable	16,037	4,924	5,350	89,691
Management services fees payable	3,207	985	1,070	17,938
Administration fees payable	777	238	302	4,318
Distribution and services fees payable—Service Class	1,385	933	251	3,515
Transfer agency fees payable	2,383	784	734	9,746
Fund accounting fees payable	904	285	297	4,969
Compliance services fees payable	121	30	62	736
Service fees payable	98	30	33	546
Other accrued expenses	18,809	7,423	4,719	102,637
TOTAL LIABILITIES	552,362	205,345	985,889	308,124
NET ASSETS	$22,071,191	$6,604,498	$9,830,662	$134,105,371

NET ASSETS CONSIST OF:
Capital	$19,244,010	$4,941,552	$79,521,031	$85,112,334
Total distributable earnings (loss)	2,827,181	1,662,946	(69,690,369)	48,993,037
NET ASSETS	$22,071,191	$6,604,498	$9,830,662	$134,105,371

NET ASSETS:
Investor Class	$21,285,904	$5,615,837	$9,316,092	$130,163,521
Service Class	785,287	988,661	514,570	3,941,850

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	331,002	55,857	611,452	2,172,801
Service Class	13,391	11,315	37,314	98,206

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$64.31	$100.54	$15.24	$59.91
Service Class	58.64	87.38	13.79	40.14
(a) Includes securities on loan valued at:	$—	$—	$—	$—

*	Consolidated Statement of Assets and Liabilities

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Statements of Assets and Liabilities :: 183

Bitcoin Strategy ProFund*	Bull ProFund	Communication Services UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Europe 30 ProFund

$25,995,931	$16,001,668	$6,035,081	$7,499,805	$21,209,357	$1,931,816
25,979,761	38,597,172	6,464,269	8,357,681	38,537,370	2,966,453
—	9,060,000	1,334,000	2,055,000	9,346,000	—
25,979,761	47,657,172	7,798,269	10,412,681	47,883,370	2,966,453
11,102,274	906	824	318	82	—
9,263,827	—	—	—	—	—
—	—	19	692	—	—
—	27,728	10,600	9,050	6,733	4,663
—	—	—	—	—	—
111,662	1,980,028	31,300	105,688	40,275	826
31,424	—	—	—	—	—
—	411,546	79,570	—	678,927	—
482,816	—	—	—	—	—
23,059	24,193	7,284	17,854	15,181	20,140
—	—	—	—	—	5,693
46,994,823	50,101,573	7,927,866	10,546,283	48,624,568	2,997,775

19,985,044	—	—	—	—	—
—	—	—	—	—	11,815
—	—	—	—	—	—
—	11,492	58,615	39,696	215,826	28,340
119,169	250,994	6,125	75,346	2,233	42,628
—	—	—	17,360	—	—
28,699	—	—	—	—	—
—	40,259	4,439	7,721	32,719	278
—	8,052	888	1,544	6,544	55
1,804	2,263	250	373	1,576	124
—	5,686	177	884	904	185
1,924	6,897	1,140	1,701	7,152	322
2,252	2,388	295	460	1,851	132
106	258	47	37	267	14
110	246	32	47	199	13
53,430	33,252	2,111	6,511	39,643	505
20,192,538	361,787	74,119	151,680	308,914	84,411
$26,802,285	$49,739,786	$7,853,747	$10,394,603	$48,315,654	$2,913,364

$39,290,691	$21,251,761	$6,903,996	$7,795,233	$26,534,788	$6,348,867
(12,488,406)	28,488,025	949,751	2,599,370	21,780,866	(3,435,503)
$26,802,285	$49,739,786	$7,853,747	$10,394,603	$48,315,654	$2,913,364

$26,802,285	$43,688,670	$7,660,037	$9,644,003	$47,391,340	$2,699,364
N/A	6,051,116	193,710	750,600	924,314	214,000

1,169,941	753,831	53,106	101,025	795,443	188,320
N/A	133,748	1,662	8,940	18,963	13,729

$22.91	$57.96	$144.24	$95.46	$59.58	$14.33
N/A	45.24	116.55	83.96	48.74	15.59
$—	$11,543	$58,874	$42,506	$218,661	$28,057

See accompanying notes to the financial statements.

184 :: Statements of Assets and Liabilities :: January 31, 2022 (unaudited)

	Falling U.S. Dollar ProFund	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$1,135,000	$5,302,608	$8,796,337	$2,785,805
Securities, at value(a)	—	6,825,743	15,613,746	4,605,246
Repurchase agreements, at value	1,135,000	2,269,000	3,312,000	1,139,000
Total Investment Securities, at value	1,135,000	9,094,743	18,925,746	5,744,246
Cash	795	168	477	495
Segregated cash balances for swap agreements with custodian	901	792	723	—
Unrealized appreciation on forward currency contracts	1,474	—	—	—
Dividends receivable	—	3,674	30,203	3,097
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	4,829	56,432	759,130	38,933
Due from Advisor under an expense limitation agreement	3,976	—	—	—
Unrealized appreciation on swap agreements	—	188,092	196,638	320
Prepaid expenses	12,478	7,324	9,247	13,871
TOTAL ASSETS	1,159,453	9,351,225	19,922,164	5,800,962
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	4,829	—	—
Payable for collateral for securities loaned	—	—	—	—
Payable for capital shares redeemed	—	746,786	17,848	131,465
Unrealized depreciation on forward currency contracts	20,046	—	—	—
Unrealized depreciation on swap agreements	—	—	—	9,912
Advisory fees payable	—	6,078	18,058	5,516
Management services fees payable	—	1,215	3,612	1,103
Administration fees payable	42	294	870	266
Distribution and services fees payable—Service Class	2	619	992	335
Transfer agency fees payable	85	1,486	3,805	1,332
Fund accounting fees payable	42	412	1,041	369
Compliance services fees payable	5	77	132	69
Service fees payable	5	37	110	34
Other accrued expenses	10,947	7,281	10,185	1,710
TOTAL LIABILITIES	31,174	769,114	56,653	152,111
NET ASSETS	$1,128,279	$8,582,111	$19,865,511	$5,648,851

NET ASSETS CONSIST OF:
Capital	$3,802,319	$6,844,593	$13,059,320	$3,414,870
Total distributable earnings (loss)	(2,674,040)	1,737,518	6,806,191	2,233,981
NET ASSETS	$1,128,279	$8,582,111	$19,865,511	$5,648,851

NET ASSETS:
Investor Class	$1,126,021	$7,871,502	$18,665,751	$5,314,471
Service Class	2,258	710,609	1,199,760	334,380

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	73,602	240,919	185,106	99,352
Service Class	163	26,341	14,638	7,389

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$15.30	$32.67	$100.84	$53.49
Service Class	13.85	26.98	81.96	45.25
(a) Includes securities on loan valued at:	$—	$—	$—	$—

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Statements of Assets and Liabilities :: 185

Internet UltraSector ProFund	Large-Cap Growth ProFund	Large-Cap Value ProFund	Mid-Cap Growth ProFund	Mid-Cap ProFund	Mid-Cap Value ProFund

$90,151,713	$5,897,021	$26,415,808	$2,280,113	$5,088,730	$2,958,250
122,808,385	17,191,817	28,229,736	3,321,075	4,882,145	4,014,479
26,438,000	18,000	—	—	1,955,000	—
149,246,385	17,209,817	28,229,736	3,321,075	6,837,145	4,014,479
207	565	—	—	514	—
—	—	—	—	—	—
—	—	—	—	—	—
—	7,200	36,329	978	1,321	1,095
—	—	—	36,905	14,596	23,201
216,933	19,901	468,605	2,617	—	72,287
—	—	—	—	—	—
2,395,992	—	—	—	81,823	—
21,007	15,649	15,807	10,635	11,275	10,877
151,880,524	17,253,132	28,750,477	3,372,210	6,946,674	4,121,939

—	—	10,416	20,107	—	157
—	—	455,120	25,588	34,566	104,931
—	—	14,853	16,200	11,300	—
55,897	9,075	1,321	500	9,466	—
—	—	—	—	—	—
—	—	—	—	—	—
104,519	16,682	19,560	1,513	4,269	1,784
20,904	3,336	3,912	303	854	357
5,024	936	1,112	127	282	168
6,394	1,798	1,649	600	683	588
12,434	2,780	1,987	415	698	505
5,773	998	1,232	197	402	260
955	155	28	19	33	25
635	102	121	14	31	18
136,487	10,326	23,174	2,063	4,579	74
349,022	46,188	534,485	67,646	67,163	108,867
$151,531,502	$17,206,944	$28,215,992	$3,304,564	$6,879,511	$4,013,072

$116,182,679	$5,753,777	$29,551,642	$1,918,133	$5,664,896	$2,538,126
35,348,823	11,453,167	(1,335,650)	1,386,431	1,214,615	1,474,946
$151,531,502	$17,206,944	$28,215,992	$3,304,564	$6,879,511	$4,013,072

$144,375,898	$15,428,675	$26,405,932	$2,634,469	$6,103,055	$3,344,993
7,155,604	1,778,269	1,810,060	670,095	776,456	668,079

2,904,140	105,469	303,433	27,847	56,968	34,727
219,610	15,142	23,718	9,367	9,120	8,661

$49.71	$146.29	$87.02	$94.61	$107.13	$96.32
32.58	117.44	76.32	71.54	85.14	77.14
$—	$—	$14,917	$17,647	$12,309	$—

See accompanying notes to the financial statements.

186 :: Statements of Assets and Liabilities :: January 31, 2022 (unaudited)

	Nasdaq-100 ProFund	Oil & Gas UltraSector ProFund	Oil Equipment & Services UltraSector ProFund	Pharmaceuticals UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$31,779,033	$26,034,512	$13,284,399	$3,949,369
Securities, at value(a)	64,581,149	28,483,644	13,695,341	3,650,244
Repurchase agreements, at value	12,559,000	9,968,000	5,150,000	971,000
Total Investment Securities, at value	77,140,149	38,451,644	18,845,341	4,621,244
Cash	27	87	701	605
Segregated cash balances for futures contracts with brokers	33,000	—	—	—
Segregated cash balances for swap agreements with custodian	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends receivable	6,927	21,762	—	7,821
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	264,278	907,585	179,885	33,774
Due from Advisor under an expense limitation agreement	—	—	—	—
Due from Advisor under a Receivables Agreement	—	—	—	—
Unrealized appreciation on swap agreements	3,233,959	1,307,541	305,002	103,526
Variation margin on futures contracts	18,880	—	—	—
Prepaid expenses	19,297	10,412	12,844	9,421
TOTAL ASSETS	80,716,517	40,699,031	19,343,773	4,776,391
LIABILITIES:
Payable for collateral for securities loaned	308,169	—	—	16,219
Payable for capital shares redeemed	2,160,506	917,556	524,338	1,067
Unrealized depreciation on swap agreements	—	—	—	—
Due to advisor for expenses paid in advance	—	—	—	—
Advisory fees payable	88,844	22,602	11,482	2,062
Management services fees payable	19,038	4,520	2,296	412
Administration fees payable	5,343	1,101	560	149
Distribution and services fees payable—Service Class	6,264	1,526	1,919	672
Transfer agency fees payable	12,939	4,778	1,652	454
Fund accounting fees payable	5,295	1,274	650	185
Compliance services fees payable	697	107	68	20
Service fees payable	581	139	71	19
Other accrued expenses	100,118	19,874	14,691	3,328
TOTAL LIABILITIES	2,707,794	973,477	557,727	24,587
NET ASSETS	$78,008,723	$39,725,554	$18,786,046	$4,751,804

NET ASSETS CONSIST OF:
Capital	$37,565,824	$33,731,485	$39,484,030	$4,454,281
Total distributable earnings (loss)	40,442,899	5,994,069	(20,697,984)	297,523
NET ASSETS	$78,008,723	$39,725,554	$18,786,046	$4,751,804

NET ASSETS:
Investor Class	$70,772,683	$38,085,087	$15,647,348	$3,988,232
Service Class	7,236,040	1,640,467	3,138,698	763,572

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	526,669	1,296,346	210,110	137,238
Service Class	68,243	65,366	47,379	31,248

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$134.38	$29.38	$74.47	$29.06
Service Class	106.03	25.10	66.25	24.44
(a) Includes securities on loan valued at:	$308,753	$—	$—	$17,612

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Statements of Assets and Liabilities :: 187

Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund	Semiconductor UltraSector ProFund

$12,652,863	$13,751,906	$12,253,000	$2,922,000	$22,679,000	$58,404,216
17,561,637	12,857,883	—	—	—	79,855,033
5,880,000	4,775,000	12,253,000	2,922,000	22,679,000	26,251,000
23,441,637	17,632,883	12,253,000	2,922,000	22,679,000	106,106,033
883	531	782	140	866	869
—	—	—	—	—	—
—	—	—	—	—	643
—	—	—	—	347,781	—
27	4,396	—	—	—	35,041
—	2,619,955	—	—	—	—
2,930,325	81,941	42,662	1,006	169,118	1,430,558
—	—	—	3,256	—	—
—	—	—	—	690,025	—
—	118,514	—	—	—	875,019
—	—	—	—	—	—
11,087	667	10,279	33,046	17,819	13,724
26,383,959	20,458,887	12,306,723	2,959,448	23,904,609	108,461,887

90,850	—	—	—	—	—
1,699,523	2,024,837	244,844	12,629	44,288	5,007,912
416,522	—	548,551	26,029	—	—
—	—	—	—	—	—
15,099	19,615	8,853	—	8,053	80,218
3,020	3,923	1,771	—	1,611	16,044
729	945	429	81	831	3,855
1,050	814	698	126	45	5,876
2,304	2,629	1,105	213	1,756	9,373
847	1,110	492	93	818	4,430
114	416	49	9	53	497
92	119	54	10	90	488
17,746	75,949	7,743	636	78,999	83,151
2,247,896	2,130,357	814,589	39,826	136,544	5,211,844
$24,136,063	$18,328,530	$11,492,134	$2,919,622	$23,768,065	$103,250,043

$79,841,310	$18,445,880	$63,070,329	$7,006,868	$24,221,442	$62,137,335
(55,705,247)	(117,350)	(51,578,195)	(4,087,246)	(453,377)	41,112,708
$24,136,063	$18,328,530	$11,492,134	$2,919,622	$23,768,065	$103,250,043

$23,027,279	$17,324,293	$10,686,740	$2,769,532	$23,714,108	$97,029,825
1,108,784	1,004,237	805,394	150,090	53,957	6,220,218

428,228	310,181	416,223	218,476	839,132	779,637
24,400	19,147	35,854	12,930	2,192	67,625

$53.77	$55.85	$25.68	$12.68	$28.26	$124.46
45.44	52.45	22.46	11.61	24.62	91.98
$90,850	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

188 :: Statements of Assets and Liabilities :: January 31, 2022 (unaudited)

	Short Nasdaq-100 ProFund	Short Oil & Gas ProFund	Short Precious Metals ProFund	Short Real Estate ProFund
ASSETS:
Total Investment Securities, at cost	$89,871,000	$401,000	$3,033,000	$752,000
Securities, at value(a)	—	—	—	—
Repurchase agreements, at value	89,871,000	401,000	3,033,000	752,000
Total Investment Securities, at value	89,871,000	401,000	3,033,000	752,000
Cash	874	710	173	467
Segregated cash balances for futures contracts with brokers	—	—	—	—
Segregated cash balances for swap agreements with custodian	—	—	—	—
Dividends receivable	—	—	—	—
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	2,129,742	8,321	1,249,061	51
Due from Advisor under an expense limitation agreement	776	—	—	2,036
Unrealized appreciation on swap agreements	—	—	77,308	778
Prepaid expenses	15,195	2,677	30,397	7,606
TOTAL ASSETS	92,017,587	412,708	4,389,939	762,938
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for collateral for securities loaned	—	—	—	—
Payable for capital shares redeemed	215,045	8,539	440,123	7,102
Unrealized depreciation on swap agreements	3,563,991	19,660	—	9,000
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	—	287	1,111	—
Management services fees payable	—	57	222	—
Administration fees payable	661	31	91	17
Distribution and services fees payable—Service Class	72	15	13	11
Transfer agency fees payable	833	173	268	73
Fund accounting fees payable	651	35	105	19
Compliance services fees payable	24	5	15	2
Service fees payable	72	4	12	2
Other accrued expenses	37,568	400	2,212	183
TOTAL LIABILITIES	3,818,917	29,206	444,172	16,409
NET ASSETS	$88,198,670	$383,502	$3,945,767	$746,529

NET ASSETS CONSIST OF:
Capital	$103,025,895	$1,994,111	$14,268,542	$5,531,779
Total distributable earnings (loss)	(14,827,225)	(1,610,609)	(10,322,775)	(4,785,250)
NET ASSETS	$88,198,670	$383,502	$3,945,767	$746,529

NET ASSETS:
Investor Class	$88,108,511	$378,928	$3,930,653	$732,711
Service Class	90,159	4,574	15,114	13,818

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	6,430,079	16,406	248,641	92,540
Service Class	7,460	214	988	1,998

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$13.70	$23.10	$15.81	$7.92
Service Class	12.09	21.37	15.30	6.92
(a) Includes securities on loan valued at:	$—	$—	$—	$—

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Statements of Assets and Liabilities :: 189

Short Small-Cap ProFund	Small-Cap Growth ProFund	Small-Cap ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund	Telecommunications UltraSector ProFund

$1,482,000	$3,503,511	$5,576,987	$10,134,724	$39,372,191	$810,185
—	5,570,800	3,894,726	12,330,072	59,684,615	757,116
1,482,000	—	2,615,000	—	23,975,000	276,000
1,482,000	5,570,800	6,509,726	12,330,072	83,659,615	1,033,116
793	—	970	—	366	—
6,050	—	—	—	—	—
958	—	159	—	729	95
—	1,097	598	4,422	4,952	3,628
—	67,922	3,658	—	—	—
26,760	2,785	34,567	96,654	373,423	92,998
—	—	—	—	—	1,671
—	—	130,155	—	2,451,898	—
667	9,414	13,083	12,545	16,569	11,235
1,517,228	5,652,018	6,692,916	12,443,693	86,507,552	1,142,743

—	19,825	—	25,903	—	32,152
—	—	2,463	111,497	—	—
—	1,697	12,484	—	—	—
237,734	8,824	306,330	10,279	1,795,077	9,954
66,522	—	—	—	—	10,269
2,940	—	—	—	—	—
973	3,847	2,378	9,419	62,958	—
195	769	476	1,884	12,592	—
78	216	228	530	3,032	37
37	674	384	656	7,161	63
463	641	902	1,038	7,899	129
77	317	852	667	3,531	55
29	34	37	65	467	5
8	23	25	58	384	5
19,139	4,734	3,387	8,454	64,181	653
328,195	41,601	329,946	170,450	1,957,282	53,322
$1,189,033	$5,610,417	$6,362,970	$12,273,243	$84,550,270	$1,089,421

$16,388,407	$2,979,215	$5,761,083	$9,418,464	$44,961,211	$6,577,768
(15,199,374)	2,631,202	601,887	2,854,779	39,589,059	(5,488,347)
$1,189,033	$5,610,417	$6,362,970	$12,273,243	$84,550,270	$1,089,421

$1,143,864	$4,859,673	$5,989,697	$11,529,579	$79,204,788	$971,993
45,169	750,744	373,273	743,664	5,345,482	117,428

157,001	44,481	56,504	110,600	662,035	39,449
6,570	8,835	4,320	8,872	55,888	4,965

$7.29	$109.25	$106.00	$104.25	$119.64	$24.64
6.88	84.97	86.41	83.82	95.65	23.65
$—	$1,734	$12,795	$—	$—	$—

See accompanying notes to the financial statements.

190 :: Statements of Assets and Liabilities :: January 31, 2022 (unaudited)

	UltraBear ProFund	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund
ASSETS:
Total Investment Securities, at cost	$9,874,000	$73,779,746	$15,989,998	$22,952,952
Securities, at value(a)	—	99,962,009	16,512,231	28,220,664
Repurchase agreements, at value	9,874,000	30,137,000	2,839,000	8,559,000
Total Investment Securities, at value	9,874,000	130,099,009	19,351,231	36,779,664
Cash	647	—	270	382
Segregated cash balances for futures contracts with brokers	—	—	—	140,800
Segregated cash balances for swap agreements with custodian	—	—	—	240
Dividends receivable	—	71,809	21	16,150
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	875,034	1,469,729	973,049	298,397
Due from Advisor under an expense limitation agreement	—	—	—	—
Unrealized appreciation on swap agreements	—	6,335,470	2,202,764	1,187,131
Variation margin on futures contracts	—	—	—	32,160
Prepaid expenses	31,053	38,761	25,741	11,307
TOTAL ASSETS	10,780,734	138,014,778	22,553,076	38,466,231
LIABILITIES:
Cash overdraft	—	7,549,810	—	—
Payable for investments purchased	—	—	1,258,248	—
Payable for collateral for securities loaned	—	30,198	8,000	—
Payable for capital shares redeemed	799,777	800,189	1,384,428	331,823
Unrealized depreciation on swap agreements	801,252	—	—	—
Advisory fees payable	4,028	87,204	11,801	25,791
Management services fees payable	806	17,441	2,360	5,158
Administration fees payable	366	4,895	665	1,450
Distribution and services fees payable—Service Class	11	2,719	298	854
Transfer agency fees payable	645	11,760	1,380	3,528
Fund accounting fees payable	361	4,980	672	1,438
Compliance services fees payable	35	597	85	176
Service fees payable	40	532	72	158
Other accrued expenses	5,446	73,721	16,868	24,014
TOTAL LIABILITIES	1,612,767	8,584,046	2,684,877	394,390
NET ASSETS	$9,167,967	$129,430,732	$19,868,199	$38,071,841

NET ASSETS CONSIST OF:
Capital	$108,112,587	$81,442,848	$49,338,733	$25,726,597
Total distributable earnings (loss)	(98,944,620)	47,987,884	(29,470,534)	12,345,244
NET ASSETS	$9,167,967	$129,430,732	$19,868,199	$38,071,841

NET ASSETS:
Investor Class	$9,156,242	$126,774,024	$19,447,479	$37,192,767
Service Class	11,725	2,656,708	420,720	879,074

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	474,706	1,143,670	3,032,377	586,065
Service Class	682	30,708	74,990	16,398

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$19.29	$110.85	$6.41	$63.46
Service Class	17.19	86.52	5.61	53.61
(a) Includes securities on loan valued at:	$—	$30,332	$8,560	$—

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Statements of Assets and Liabilities :: 191

UltraEmerging Markets ProFund	UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq-100 ProFund

$7,280,108	$2,441,000	$10,999,000	$9,141,026	$35,343,458	$365,177,972
9,399,552	—	—	11,554,912	39,410,229	672,194,215
1,052,000	2,441,000	10,999,000	2,420,000	8,412,000	130,592,000
10,451,552	2,441,000	10,999,000	13,974,912	47,822,229	802,786,215
479	477	282	692	908	430
—	—	1,301,300	—	—	16,500
—	—	—	—	90	306
7,154	—	—	28,793	10,670	73,423
—	—	—	—	117,927	—
120,252	115,459	187,636	319,253	75,492	7,899,575
—	334	—	—	—	—
716,612	86,189	8,269	154,155	2,300,113	69,148,918
—	—	577,831	—	—	9,440
26,519	24,543	17,772	17,942	23,265	68,325
11,322,568	2,668,002	13,092,090	14,495,747	50,350,694	880,003,132

—	—	—	—	—	—
—	—	—	—	278,935	—
125,875	—	—	14,400	95,000	3,154,935
86,314	219,583	99,480	353,248	146,179	3,085,158
—	—	—	—	—	—
4,852	—	10,609	8,065	35,000	677,987
971	—	1,768	1,613	7,000	135,598
316	83	496	456	1,962	37,939
173	109	109	111	950	21,317
547	211	1,780	1,124	4,238	94,733
327	95	490	461	2,057	37,400
32	13	70	57	246	5,120
34	11	54	50	213	4,123
9,580	1,014	6,372	9,712	28,851	691,942
229,021	221,119	121,228	389,297	600,631	7,946,252
$11,093,547	$2,446,883	$12,970,862	$14,106,450	$49,750,063	$872,056,880

$14,506,094	$2,713,547	$14,569,680	$44,067,618	$41,751,360	$604,617,513
(3,412,547)	(266,664)	(1,598,818)	(29,961,168)	7,998,703	267,439,367
$11,093,547	$2,446,883	$12,970,862	$14,106,450	$49,750,063	$872,056,880

$10,932,409	$2,414,243	$12,848,970	$14,020,496	$48,736,359	$849,932,432
161,138	32,640	121,892	85,954	1,013,704	22,124,448

174,344	123,165	471,252	878,557	816,579	10,169,385
2,851	1,908	5,522	5,541	21,540	366,984

$62.71	$19.60	$27.27	$15.96	$59.68	$83.58
56.52	17.11	22.07	15.51	47.06	60.29
$130,163	$—	$—	$13,408	$103,484	$3,160,985

See accompanying notes to the financial statements.

192 :: Statements of Assets and Liabilities :: January 31, 2022 (unaudited)

	UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund
ASSETS:
Total Investment Securities, at cost	$4,036,000	$2,545,000	$813,000	$1,586,000
Securities, at value	—	—	—	—
Repurchase agreements, at value	4,036,000	2,545,000	813,000	1,586,000
Total Investment Securities, at value	4,036,000	2,545,000	813,000	1,586,000
Cash	728	121	824	226
Segregated cash balances for futures contracts with brokers	—	—	—	—
Segregated cash balances for swap agreements with custodian	—	—	—	—
Dividends and interest receivable	—	—	—	—
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	1,149,453	194,935	55,968	151,641
Receivable from counterparties to swap agreements	—	—	—	33,674
Due from Advisor under an expense limitation agreement	—	214	226	609
Unrealized appreciation on swap agreements	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	21,804	9,600	7,587	8,982
TOTAL ASSETS	5,207,985	2,749,870	877,605	1,781,132
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	93,257	161,279	26,864	35,658
Unrealized depreciation on swap agreements	850,317	146,447	105,836	58,857
Variation margin on futures contracts	—	—	—	—
Due to advisor for expenses paid in advance	—	—	—	—
Advisory fees payable	541	—	—	—
Management services fees payable	108	—	—	—
Administration fees payable	106	93	24	47
Distribution and services fees payable—Service Class	9	91	29	4
Transfer agency fees payable	228	219	83	100
Fund accounting fees payable	121	91	27	53
Compliance services fees payable	11	12	5	7
Service fees payable	13	10	3	6
Other accrued expenses	3,516	1,121	2,089	2,229
TOTAL LIABILITIES	948,227	309,363	134,960	96,961
NET ASSETS	$4,259,758	$2,440,507	$742,645	$1,684,171

NET ASSETS CONSIST OF:
Capital	$10,479,554	$26,518,045	$13,209,911	$18,591,355
Total distributable earnings (loss)	(6,219,796)	(24,077,538)	(12,467,266)	(16,907,184)
NET ASSETS	$4,259,758	$2,440,507	$742,645	$1,684,171

NET ASSETS:
Investor Class	$4,249,706	$2,322,683	$705,937	$1,678,943
Service Class	10,052	117,824	36,708	5,228

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	193,105	120,637	27,879	73,544
Service Class	522	7,036	1,615	257

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$22.01	$19.25	$25.32	$22.83
Service Class	19.26	16.75	22.73	20.34

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

January 31, 2022 (unaudited) :: Statements of Assets and Liabilities :: 193

UltraShort Japan ProFund	UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq-100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund

$369,000	$845,000	$1,606,000	$126,079,000	$5,310,000	$65,640,853
—	—	—	—	—	60,754,515
369,000	845,000	1,606,000	126,079,000	5,310,000	12,804,000
369,000	845,000	1,606,000	126,079,000	5,310,000	73,558,515
312	773	519	163	859	—
21,450	—	—	—	36,300	151,250
—	—	—	278	832	905
—	—	—	—	—	11,207
—	—	—	—	—	57,349
89,528	4,758	21,017	6,677,713	106,568	398,073
—	—	—	—	—	—
638	609	4,620	—	—	—
—	—	—	—	—	4,124,805
—	—	—	—	—	73,500
11,159	12,542	16,603	21,953	23,368	25,397
492,087	863,682	1,648,759	132,779,107	5,477,927	78,401,001

—	—	—	—	—	2,071,093
—	—	—	—	—	38,960
14,294	151,088	66,510	467,892	338,709	1,049,128
11,146	16,681	128,569	8,917,874	500,583	—
9,525	—	—	—	17,640	—
—	—	—	—	—	—
—	—	—	13,196	668	60,201
—	—	—	2,639	133	12,040
9	29	52	739	153	3,366
0	8	19	46	154	948
25	69	102	1,273	415	7,005
10	33	52	728	152	3,945
2	5	6	61	20	420
1	4	6	80	17	366
467	290	341	42,008	3,397	67,868
35,479	168,207	195,657	9,446,536	862,041	3,315,340
$456,608	$695,475	$1,453,102	$123,332,571	$4,615,886	$75,085,661

$10,986,482	$16,880,731	$12,388,985	$185,360,612	$59,286,983	$84,769,122
(10,529,874)	(16,185,256)	(10,935,883)	(62,028,041)	(54,671,097)	(9,683,461)
$456,608	$695,475	$1,453,102	$123,332,571	$4,615,886	$75,085,661

$455,432	$687,123	$1,429,298	$123,270,477	$4,135,313	$74,335,747
1,176	8,352	23,804	62,094	480,573	749,914

38,372	68,207	270,769	8,479,934	517,722	1,023,134
112	951	5,132	4,544	65,556	12,809

$11.87	$10.07	$5.28	$14.54	$7.99	$72.65
10.50	8.78	4.64	13.67	7.33	58.55

See accompanying notes to the financial statements.

194 :: Statements of Assets and Liabilities :: January 31, 2022 (unaudited)

	U.S. Government Plus ProFund	Utilities UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$23,826,000	$5,457,657
Securities, at value	—	7,302,272
Repurchase agreements, at value	23,826,000	2,193,000
Total Investment Securities, at value	23,826,000	9,495,272
Cash	—	934
Segregated cash balances for swap agreements with custodian	—	104
Dividends receivable	—	2,636
Receivable for capital shares issued	2,996,241	119,058
Unrealized appreciation on swap agreements	599,836	109,778
Prepaid expenses	10,167	9,490
TOTAL ASSETS	27,432,244	9,737,272
LIABILITIES:
Cash overdraft	290,233	—
Payable for capital shares redeemed	2,239,660	147,558
Advisory fees payable	8,743	6,110
Management services fees payable	2,623	1,222
Administration fees payable	738	295
Distribution and services fees payable—Service Class	208	750
Transfer agency fees payable	1,441	864
Fund accounting fees payable	727	354
Compliance services fees payable	84	39
Service fees payable	80	37
Other accrued expenses	13,086	7,944
TOTAL LIABILITIES	2,557,623	165,173
NET ASSETS	$24,874,621	$9,572,099

NET ASSETS CONSIST OF:
Capital	$26,585,807	$12,608,435
Total distributable earnings (loss)	(1,711,186)	(3,036,336)
NET ASSETS	$24,874,621	$9,572,099

NET ASSETS:
Investor Class	$24,633,879	$8,619,545
Service Class	240,742	952,554

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	377,074	135,313
Service Class	4,090	16,154

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$65.33	$63.70
Service Class	58.86	58.97

Amounts designated as “ – ” or have been rounded to $0.

See accompanying notes to the financial statements.

Statements of Operations

This Page Intentionally Left Blank

For the Periods Indicated (unaudited) :: Statements of Operations :: 197

	Access Flex Bear High Yield ProFund	Access Flex High Yield ProFund
	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022
INVESTMENT INCOME:
Interest	$—	$50,040
TOTAL INVESTMENT INCOME	—	50,040

EXPENSES:
Advisory fees	2,297	58,612
Management services fees	459	11,723
Administration fees	362	6,344
Distribution and services fees—Service Class	50	16,580
Transfer agency fees	433	5,979
Administrative services fees	859	17,294
Registration and filing fees	11,783	28,005
Custody fees	73	1,266
Fund accounting fees	201	3,429
Trustee fees	14	216
Compliance services fees	5	73
Service fees	22	380
Nasdaq trading symbol fees	960	960
Other fees	588	4,827
Total Gross Expenses before reductions	18,106	155,688
Expenses reduced and reimbursed by the Advisor	(12,605)	—
TOTAL NET EXPENSES	5,501	155,688
NET INVESTMENT INCOME (LOSS)	(5,501)	(105,648)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Gain received from non-recurring class action settlement(s)	82	1,145
Net realized gains (losses) on investment securities	—	(351,986)
Net realized gains (losses) on futures contracts	6,125	(19,407)
Net realized gains (losses) on swap agreements	(18,474)	274,878
Change in net unrealized appreciation/depreciation on investment securities	—	(70,636)
Change in net unrealized appreciation/depreciation on futures contracts	8,954	(2,224)
Change in net unrealized appreciation/depreciation on swap agreements	17,389	(267,444)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	14,076	(435,674)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,575	$(541,322)

Amounts designated as “–” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

198 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Bear ProFund	Biotechnology UltraSector ProFund
	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022
INVESTMENT INCOME:
Dividends	$265,565	$52,562	$—	$833,672
Interest	—	—	—	—
Foreign tax withholding	—	—	—	—
Net income from securities lending	—	—	—	—
TOTAL INVESTMENT INCOME	265,565	52,562	—	833,672

EXPENSES:
Advisory fees	121,092	30,230	48,220	614,875
Management services fees	24,218	6,046	9,644	122,975
Administration fees	10,857	3,318	4,550	57,669
Distribution and services fees—Service Class	10,456	3,798	2,569	24,748
Transfer agency fees	6,689	2,745	3,028	32,556
Administrative services fees	37,364	9,869	15,605	219,593
Registration and filing fees	38,721	17,548	17,133	22,658
Custody fees	2,566	608	913	11,505
Fund accounting fees	5,095	1,833	2,432	31,763
Trustee fees	277	101	128	1,657
Compliance services fees	121	42	62	736
Service fees	558	195	271	3,526
Interest and futures commission merchant (FCM) fees	—	—	—	—
Other fees	14,600	4,150	4,744	63,142
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	272,614	80,483	109,299	1,207,403
Expenses reduced and reimbursed by the Advisor	—	(2,800)	—	—
Fees paid indirectly	—	—	—	—
TOTAL NET EXPENSES	272,614	77,683	109,299	1,207,403
NET INVESTMENT INCOME (LOSS)	(7,049)	(25,121)	(109,299)	(373,731)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Gain received from non-recurring class action settlement(s)	964	—	1,289	682
Net realized gains (losses) on investment securities	(3,534,508)	(10,213)	—	15,653,082
Net realized gains (losses) on futures contracts	—	—	(82,165)	—
Net realized gains (losses) on swap agreements	1,816,644	(139,997)	124,206	(17,465,009)
Change in net unrealized appreciation/depreciation on investment securities	4,251,110	(334,667)	—	(30,177,548)
Change in net unrealized appreciation/depreciation on futures contracts	—	—	69,295	—
Change in net unrealized appreciation/depreciation on swap agreements	(788,329)	(233,195)	(461,499)	2,798,256
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,745,881	(718,072)	(348,874)	(29,190,537)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,738,832	$(743,193)	$(458,173)	$(29,564,268)

*	Consolidated Statement of Operations

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 199

Bitcoin Strategy ProFund*	Bull ProFund	Communication Services UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Europe 30 ProFund
Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022

$—	$275,401	$37,445	$50,932	$173,105	$55,975
4,680	—	—	—	—	—
—	(48)	—	—	—	(3,301)
—	10	54	158	299	267
4,680	275,363	37,499	51,090	173,404	52,941

53,501	224,772	39,666	31,230	227,264	13,797
17,833	44,955	7,934	6,246	45,453	2,759
8,917	20,239	3,886	3,609	26,204	1,225
—	35,717	1,142	3,288	6,981	1,167
4,929	19,393	4,544	5,175	30,399	1,011
33,701	53,220	7,556	4,510	52,030	3,040
18,441	25,792	16,644	16,279	22,518	15,001
1,724	4,110	752	700	5,080	1,776
12,889	12,129	2,164	2,245	14,638	709
343	576	110	107	756	35
134	258	49	44	323	14
574	1,248	235	229	1,591	73
37,981	—	—	—	—	—
29,177	19,686	6,352	4,441	27,261	1,764
—	—	5,387	—	—	—
220,144	462,095	96,421	78,103	460,498	42,371
(80,613)	—	(1,137)	(1,363)	—	(8,440)
(1,682)	—	—	—	—	—
137,849	462,095	95,284	76,740	460,498	33,931
(133,169)	(186,732)	(57,785)	(25,650)	(287,094)	19,010

—	9,601	—	55	10,262	—
(3,264)	2,511,636	124,437	102,754	1,130,594	229,527
(11,077,042)	233,075	—	—	—	—
—	(479,717)	(1,030,709)	220,525	(5,196,507)	—
(16,152)	(1,490,220)	(1,022,010)	51,727	(4,524,361)	(240,958)
(438,621)	(96,207)	—	—	—	—
—	423,719	220,318	(63,284)	2,446,598	—
(11,535,079)	1,111,887	(1,707,964)	311,777	(6,133,414)	(11,431)
$(11,668,248)	$925,155	$(1,765,749)	$286,127	$(6,420,508)	$7,579

See accompanying notes to the financial statements.

200 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Falling U.S. Dollar ProFund	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund
	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022
INVESTMENT INCOME:
Dividends	$—	$136,403	$148,926	$88,504
Interest	—	269	—	—
Foreign tax withholding	—	—	—	—
Net income from securities lending	—	1	—	7
TOTAL INVESTMENT INCOME	—	136,673	148,926	88,511

EXPENSES:
Advisory fees	4,508	66,812	109,161	66,325
Management services fees	902	13,362	21,832	13,265
Administration fees	607	7,516	11,213	5,573
Distribution and services fees—Service Class	12	3,454	6,205	2,129
Transfer agency fees	381	7,384	13,527	5,213
Administrative services fees	2,204	16,397	20,731	17,429
Registration and filing fees	19,677	24,692	23,960	21,493
Custody fees	5,194	1,311	2,235	1,093
Fund accounting fees	329	4,381	6,521	3,502
Trustee fees	17	202	317	166
Compliance services fees	5	89	149	69
Service fees	37	418	689	332
Other fees	2,032	7,630	13,985	6,487
Recoupment of prior expenses reduced by the Advisor	—	—	—	12,506
Total Gross Expenses before reductions	35,905	153,648	230,525	155,582
Expenses reduced and reimbursed by the Advisor	(25,194)	—	—	—
TOTAL NET EXPENSES	10,711	153,648	230,525	155,582
NET INVESTMENT INCOME (LOSS)	(10,711)	(16,975)	(81,599)	(67,071)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Gain received from non-recurring class action settlement(s)	423	6,190	648	503
Net realized gains (losses) on investment securities	—	383,729	(902,577)	274,335
Net realized gains (losses) on swap agreements	—	48,702	(1,465,792)	(506,906)
Net realized gains (losses) on forward currency contracts	(35,708)	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	—	(150,758)	(438,383)	(928,977)
Change in net unrealized appreciation/depreciation on swap agreements	—	140,414	96,794	55,907
Change in net unrealized appreciation/depreciation on forward currency contracts	(25,630)	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(60,915)	428,277	(2,709,310)	(1,105,138)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(71,626)	$411,302	$(2,790,909)	$(1,172,209)

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 201

Internet UltraSector ProFund	Large-Cap Growth ProFund	Large-Cap Value ProFund	Mid-Cap Growth ProFund	Mid-Cap ProFund	Mid-Cap Value ProFund
Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022

$164,392	$107,144	$97,595	$18,556	$39,602	$61,511
—	—	—	—	—	—
—	(3)	(14)	—	—	—
253	—	4	—	—	—
164,645	107,141	97,585	18,556	39,602	61,511

816,374	117,370	39,051	16,586	28,733	23,185
163,276	23,474	7,810	3,317	5,747	4,637
77,115	9,710	5,907	1,491	2,853	1,955
54,511	9,625	9,567	3,878	4,155	3,433
45,547	7,608	4,801	1,346	2,207	1,662
267,625	31,639	16,310	3,958	9,012	6,071
29,478	14,727	10,897	15,986	17,301	15,243
15,123	2,560	1,464	531	591	560
42,163	5,944	3,789	1,252	2,332	1,607
2,187	291	174	43	83	53
955	155	86	19	33	25
4,674	616	360	91	175	116
84,217	10,976	5,033	3,511	3,352	2,731
—	—	—	—	—	—
1,603,245	234,695	105,249	52,009	76,574	61,278
—	—	(673)	(1,668)	(1,529)	(2,820)
1,603,245	234,695	104,576	50,341	75,045	58,458
(1,438,600)	(127,554)	(6,991)	(31,785)	(35,443)	3,053

72	8,821	3,432	158	156	4,491
13,860,785	1,227,461	(145,474)	835,697	300,269	1,050,608
(37,648,910)	—	—	—	(211,221)	—
—	—	—	—	—	—
(43,559,331)	(1,234,888)	(533,163)	(1,074,042)	(426,386)	(844,714)
9,664,060	—	—	—	68,477	—
—	—	—	—	—	—
(57,683,324)	1,394	(675,205)	(238,187)	(268,705)	210,385
$(59,121,924)	$(126,160)	$(682,196)	$(269,972)	$(304,148)	$213,438

See accompanying notes to the financial statements.

202 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Nasdaq-100 ProFund	Oil & Gas UltraSector ProFund	Oil Equipment & Services UltraSector ProFund	Pharmaceuticals UltraSector ProFund
	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022
INVESTMENT INCOME:
Dividends	$286,184	$481,328	$102,336	$38,757
Foreign tax withholding	(262)	—	(45)	—
Net income from securities lending	1,227	—	—	29
TOTAL INVESTMENT INCOME	287,149	481,328	102,291	38,786

EXPENSES:
Advisory fees	549,619	107,513	69,909	18,656
Management services fees	117,776	21,503	13,982	3,731
Administration fees	55,143	13,462	7,528	1,824
Distribution and services fees—Service Class	40,286	8,460	8,052	2,234
Transfer agency fees	40,054	18,594	5,684	1,454
Administrative services fees	182,690	16,079	21,232	5,630
Registration and filing fees	27,997	17,024	18,856	14,651
Custody fees	11,040	2,588	3,592	336
Fund accounting fees	30,719	7,383	3,926	1,096
Trustee fees	1,564	400	209	54
Compliance services fees	741	179	76	24
Service fees	3,396	821	434	113
Licensing fees	37,875	3,304	1,533	434
Other fees	45,904	11,152	6,584	2,904
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	1,144,804	228,462	161,597	53,141
Expenses reduced and reimbursed by the Advisor	—	—	—	(6,630)
TOTAL NET EXPENSES	1,144,804	228,462	161,597	46,511
NET INVESTMENT INCOME (LOSS)	(857,655)	252,866	(59,306)	(7,725)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Gain received from non-recurring class action settlement(s)	1,246	54	—	46
Net realized gains (losses) on investment securities	5,293,811	(432,563)	(778,045)	(45,291)
Net realized gains (losses) on futures contracts	101,473	—	—	—
Net realized gains (losses) on swap agreements	(5,492,780)	5,100,785	379,891	(54,770)
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	(1,775,698)	6,038,492	1,154,065	58,820
Change in net unrealized appreciation/depreciation on futures contracts	(103,205)	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	3,207,097	958,801	123,282	92,506
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,231,944	11,665,569	879,193	51,311
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$374,289	$11,918,435	$819,887	$43,586

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 203

Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund	Semiconductor UltraSector ProFund
Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022

$284,310	$740,252	$—	$—	$—	$409,366
(25,898)	—	—	—	—	(1,501)
487	38	—	—	—	—
258,899	740,290	—	—	—	407,865

101,329	408,311	49,809	8,413	42,247	405,621
20,266	81,663	9,962	1,683	8,450	81,124
9,782	42,754	4,735	787	6,704	37,534
6,435	5,708	3,869	813	1,549	31,301
7,911	22,508	3,765	636	5,591	23,845
26,559	182,036	15,808	2,484	20,635	140,954
18,172	44,280	12,927	17,630	14,713	18,280
1,867	9,173	1,025	173	4,762	7,485
5,372	23,831	2,803	469	3,802	21,206
285	1,243	151	25	199	1,076
116	518	63	11	109	515
591	2,576	314	53	429	2,360
2,347	10,269	—	—	9,819	9,769
7,963	36,263	4,921	1,422	6,069	30,335
—	729	—	—	—	—
208,995	871,862	110,152	34,599	125,078	811,405
—	—	—	(13,819)	(23,263)	—
208,995	871,862	110,152	20,780	101,815	811,405
49,904	(131,572)	(110,152)	(20,780)	(101,815)	(403,540)

1,077	41,978	4,791	1,183	324	—
(4,142)	740,916	—	—	—	(1,725,203)
—	—	—	(600)	—	—
(1,062,500)	(136,030)	153,942	91,760	—	(627,192)
—	—	—	—	(56)	—
(2,947,260)	35,264	—	—	—	2,714,201
—	—	—	—	—	—
(1,869,314)	24,828	(395,039)	(11,944)	—	(538,429)
—	—	—	—	382,498	—
(5,882,139)	706,956	(236,306)	80,399	382,766	(176,623)
$(5,832,235)	$575,384	$(346,458)	$59,619	$280,951	$(580,163)

See accompanying notes to the financial statements.

204 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Short Nasdaq-100 ProFund	Short Oil & Gas ProFund	Short Precious Metals ProFund	Short Real Estate ProFund
	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Foreign tax withholding	—	—	—	—
Net income from securities lending	—	—	—	—
TOTAL INVESTMENT INCOME	—	—	—	—

EXPENSES:
Advisory fees	28,854	4,921	12,882	1,970
Management services fees	5,771	984	2,576	394
Administration fees	5,730	414	1,123	273
Distribution and services fees—Service Class	492	191	92	70
Transfer agency fees	2,883	489	840	405
Administrative services fees	29,211	1,235	3,867	337
Registration and filing fees	7,862	23,703	20,213	18,286
Custody fees	1,080	228	206	52
Fund accounting fees	3,195	264	680	162
Trustee fees	194	14	36	9
Compliance services fees	93	5	17	4
Service fees	364	29	76	18
Other fees	8,369	1,788	3,288	1,414
Total Gross Expenses before reductions	94,098	34,265	45,896	23,394
Expenses reduced and reimbursed by the Advisor	(25,125)	(22,396)	(15,232)	(18,648)
TOTAL NET EXPENSES	68,973	11,869	30,664	4,746
NET INVESTMENT INCOME (LOSS)	(68,973)	(11,869)	(30,664)	(4,746)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Gain received from non-recurring class action settlement(s)	60	—	25	389
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	(50,520)	—	—	—
Net realized gains (losses) on swap agreements	3,258,811	(87,216)	76,929	(1,083)
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	23,085	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(3,563,961)	10,680	220,960	(6,803)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(332,525)	(76,536)	297,914	(7,497)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(401,498)	$(88,405)	$267,250	$(12,243)

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 205

Short Small-Cap ProFund	Small-Cap Growth ProFund	Small-Cap ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund	Telecommunications UltraSector ProFund
Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022

$—	$45,894	$27,211	$161,085	$252,725	$14,013
—	(1)	(14)	(2)	(275)	—
—	172	151	55	499	—
—	46,065	27,348	161,138	252,949	14,013

17,446	29,117	29,101	61,394	394,863	4,276
3,489	5,824	5,820	12,279	78,973	855
1,999	2,973	2,711	5,753	36,599	446
185	4,193	2,992	3,976	34,113	299
1,732	2,344	2,768	3,583	24,149	415
8,094	8,375	6,407	20,617	122,997	1,187
32,669	17,785	18,228	18,410	20,714	15,797
524	858	552	1,980	7,326	67
1,341	2,227	5,184	3,988	20,829	326
60	81	76	156	1,059	13
38	34	37	65	502	6
146	171	163	343	2,282	27
5,956	3,336	5,066	5,916	41,309	1,838
73,679	77,318	79,105	138,460	785,715	25,552
(32,088)	—	(7,045)	—	—	(15,104)
41,591	77,318	72,060	138,460	785,715	10,448
(41,591)	(31,253)	(44,712)	22,678	(532,766)	3,565

779	3,415	3,266	1,879	479	—
—	1,773,175	(18,430)	1,905,303	(1,158,280)	8,109
3,819	—	19,752	—	—	—
(727,292)	—	(131,299)	—	(3,160,226)	(10,663)
—	(2,167,558)	(229,688)	(2,039,353)	1,697,614	(44,686)
3,377	—	5,852	—	—	—
(67,523)	—	74,253	—	3,037,634	(16,257)
(786,840)	(390,968)	(276,294)	(132,171)	417,221	(63,497)
$(828,431)	$(422,221)	$(321,006)	$(109,493)	$(115,545)	$(59,932)

See accompanying notes to the financial statements.

206 :: Statements of Operations :: For the Periods Indicated (unaudited)

	UltraBear ProFund	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund
	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022
INVESTMENT INCOME:
Dividends	$—	$696,381	$64,313	$241,316
Interest	—	—	—	—
Foreign tax withholding	—	(121)	(4,270)	—
Net income from securities lending	—	40	3,356	—
TOTAL INVESTMENT INCOME	—	696,300	63,399	241,316

EXPENSES:
Advisory fees	28,625	513,988	76,918	152,821
Management services fees	5,725	102,798	15,384	30,564
Administration fees	2,914	48,479	6,447	14,021
Distribution and services fees—Service Class	117	17,468	1,907	5,695
Transfer agency fees	2,008	34,829	3,964	10,391
Administrative services fees	9,871	140,757	29,662	45,207
Registration and filing fees	23,573	37,814	17,772	16,480
Custody fees	577	9,677	7,989	2,766
Fund accounting fees	1,580	27,712	3,585	7,777
Trustee fees	79	1,409	183	406
Compliance services fees	38	651	85	186
Service fees	177	2,991	390	862
Other fees	3,273	43,631	7,957	18,045
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	78,557	982,204	172,243	305,221
Expenses reduced and reimbursed by the Advisor	(10,494)	—	—	—
TOTAL NET EXPENSES	68,063	982,204	172,243	305,221
NET INVESTMENT INCOME (LOSS)	(68,063)	(285,904)	(108,844)	(63,905)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Gain received from non-recurring class action settlement(s)	2,123	2,962	6,638	80
Net realized gains (losses) on investment securities	—	165,625	(4,529,880)	9,690
Net realized gains (losses) on futures contracts	(50,354)	494,208	—	121,102
Net realized gains (losses) on swap agreements	489,094	(3,138,036)	(7,899,366)	(1,291,954)
Change in net unrealized appreciation/depreciation on investment securities	—	2,318,338	(521,283)	91,881
Change in net unrealized appreciation/depreciation on futures contracts	43,310	(115,056)	—	(85,029)
Change in net unrealized appreciation/depreciation on swap agreements	(822,746)	6,528,142	844,692	1,364,328
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(338,573)	6,256,183	(12,099,199)	210,098
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(406,636)	$5,970,279	$(12,208,043)	$146,193

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 207

UltraEmerging Markets ProFund	UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq-100 ProFund
Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022

$119,484	$—	$—	$626,048	$317,362	$2,819,080
—	—	—	—	—	1,028
(6,013)	—	—	(12,133)	—	(2,626)
306	—	—	3,260	14	14,348
113,777	—	—	617,175	317,376	2,831,830

29,457	11,175	70,414	48,652	218,521	4,327,404
5,891	2,235	11,736	9,730	43,705	865,485
2,918	864	5,415	4,379	20,012	396,431
1,177	411	815	498	6,180	130,757
1,634	588	5,546	3,068	12,932	288,480
13,175	3,829	11,750	13,925	68,816	1,300,031
13,936	15,099	15,716	13,858	18,883	69,682
2,361	183	1,051	6,222	4,075	108,825
1,637	497	2,940	2,394	11,697	220,086
86	26	150	126	581	11,433
32	13	80	57	246	5,304
175	55	327	262	1,222	24,483
3,634	1,442	5,127	4,684	18,552	596,982
—	—	7,881	—	—	—
76,113	36,417	138,948	107,855	425,422	8,345,383
(1,166)	(9,484)	—	—	—	—
74,947	26,933	138,948	107,855	425,422	8,345,383
38,830	(26,933)	(138,948)	509,320	(108,046)	(5,513,553)

900	93	268	2,984	3,529	172
476,278	—	—	488,775	1,602,200	5,057,329
—	—	(1,334,160)	—	(283,021)	50,736
(1,486,402)	(310,789)	(20,314)	(1,515,531)	(3,065,208)	(85,479,310)
(1,441,995)	—	—	(1,823,053)	(2,689,819)	(7,756,611)
—	—	1,250,776	—	126,217	(51,602)
300,703	51,236	8,110	470,802	1,380,186	68,434,183
(2,150,516)	(259,460)	(95,320)	(2,376,023)	(2,925,916)	(19,745,103)
$(2,111,686)	$(286,393)	$(234,268)	$(1,866,703)	$(3,033,962)	$(25,258,656)

See accompanying notes to the financial statements.

208 :: Statements of Operations :: For the Periods Indicated (unaudited)

	UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund
	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Foreign tax withholding	—	—	—	—
TOTAL INVESTMENT INCOME	—	—	—	—

EXPENSES:
Advisory fees	10,596	10,408	3,393	6,412
Management services fees	2,119	2,082	678	1,283
Administration fees	1,019	975	367	655
Distribution and services fees—Service Class	82	537	256	25
Transfer agency fees	690	686	275	374
Administrative services fees	5,113	3,431	2,410	4,042
Registration and filing fees	14,187	15,120	14,345	12,202
Custody fees	223	195	75	146
Fund accounting fees	627	536	229	392
Trustee fees	34	28	12	21
Compliance services fees	17	12	6	9
Service fees	70	60	26	44
Other fees	2,010	1,997	1,601	1,548
Total Gross Expenses before reductions	36,787	36,067	23,673	27,153
Expenses reduced and reimbursed by the Advisor	(11,557)	(10,828)	(15,365)	(11,909)
TOTAL NET EXPENSES	25,230	25,239	8,308	15,244
NET INVESTMENT INCOME (LOSS)	(25,230)	(25,239)	(8,308)	(15,244)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Gain received from non-recurring class action settlement(s)	—	76	—	81
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	—	(2,612)	—	—
Net realized gains (losses) on swap agreements	331,312	(43,524)	188,833	106,133
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	1,782	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(451,653)	(168,086)	(50,199)	(40,834)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(120,341)	(212,364)	138,634	65,380
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(145,571)	$(237,603)	$130,326	$50,136

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 209

UltraShort Japan ProFund	UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq-100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund
Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022	Six Months Ended January 31, 2022

$—	$—	$—	$—	$—	$406,641
—	—	—	—	—	(264)
—	—	—	—	—	406,377

1,297	5,196	5,656	56,256	17,741	359,542
216	1,039	1,131	11,251	3,548	71,909
210	392	580	8,187	1,683	32,911
53	233	100	318	819	5,439
175	258	361	4,207	1,448	20,627
661	2,120	2,278	40,642	4,841	125,682
22,579	15,213	14,739	12,144	17,607	22,946
48	99	121	1,652	323	6,642
121	233	325	4,573	937	22,185
6	12	17	275	52	951
3	5	8	124	21	420
13	26	36	519	104	2,044
1,228	1,281	1,029	12,140	3,138	51,140
26,610	26,107	26,381	152,288	52,262	722,438
(23,992)	(13,543)	(12,857)	(888)	(9,336)	—
2,618	12,564	13,524	151,400	42,926	722,438
(2,618)	(12,564)	(13,524)	(151,400)	(42,926)	(316,061)

—	—	—	454	441	3,075
—	—	—	—	—	(1,167,856)
(12,102)	—	(4,043)	(50,520)	25,867	(32,686)
24,774	(42,670)	66,721	1,999,726	226,136	(12,817,610)
—	—	—	—	—	(5,442,360)
(15,702)	—	(4,438)	23,085	31,960	(246,299)
(11,725)	(41,499)	(71,437)	(8,923,064)	(178,141)	1,749,014
(14,755)	(84,169)	(13,197)	(6,950,319)	106,263	(17,954,722)
$(17,373)	$(96,733)	$(26,721)	$(7,101,719)	$63,337	$(18,270,783)

See accompanying notes to the financial statements.

210 :: Statements of Operations :: For the Periods Indicated (unaudited)

	U.S. Government Plus ProFund	Utilities UltraSector ProFund
	Six Months	Six Months
	Ended	Ended
	January 31,	January 31,
	2022	2022
INVESTMENT INCOME:
Dividends	$—	$100,992
TOTAL INVESTMENT INCOME	—	100,992

EXPENSES:
Advisory fees	49,068	34,232
Management services fees	14,721	6,846
Administration fees	6,758	3,471
Distribution and services fees—Service Class	4,445	3,285
Transfer agency fees	4,145	2,683
Administrative services fees	25,171	11,001
Registration and filing fees	18,730	14,673
Custody fees	1,363	676
Fund accounting fees	3,854	2,013
Trustee fees	208	102
Compliance services fees	99	46
Service fees	430	215
Other fees	5,851	3,254
Recoupment of prior expenses reduced by the Advisor	—	3,373
TOTAL NET EXPENSES	134,843	85,870
NET INVESTMENT INCOME (LOSS)	(134,843)	15,122

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Gain received from non-recurring class action settlement(s)	227	11,375
Net realized gains (losses) on investment securities	—	37,711
Net realized gains (losses) on futures contracts	305,098	—
Net realized gains (losses) on swap agreements	(1,371,131)	315,896
Change in net unrealized appreciation/depreciation on investment securities	—	309,931
Change in net unrealized appreciation/depreciation on swap agreements	285,131	96,331
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(780,675)	771,244
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(915,518)	$786,366

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Statements of Changes in Net Assets

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For the Periods Indicated :: Statements of Changes in Net Assets :: 213

	Access Flex Bear High Yield ProFund			Access Flex High Yield ProFund
	Six Months Ended January 31, 2022 (unaudited)	Nine Months Ended July 31, 2021	Year Ended October 31, 2020	Six Months Ended January 31, 2022 (unaudited)	Nine Months Ended July 31, 2021	Year Ended October 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(5,501)	$(6,766)	$(14,725)	$(105,648)	$(229,483)	$(295,418)
Net realized gains (losses) on investments	(12,267)	(44,954)	(119,631)	(95,370)	1,179,141	759,149
Change in net unrealized appreciation/depreciation on investments	26,343	(12,357)	8,535	(340,304)	347,460	(496,595)
Change in net assets resulting from operations	8,575	(64,077)	(125,821)	(541,322)	1,297,118	(32,864)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	—	(51,036)	(352,208)	(473,488)
Service Class	—	—	—	(5,949)	(58,794)	(73,610)
Return of Capital
Investor Class	—	—	—	—	—	(51,279)
Service Class	—	—	—	—	—	(7,972)
Change in net assets resulting from distributions	—	—	—	(56,985)	(411,002)	(606,349)
Change in net assets resulting from capital transactions	382,945	(339,063)	145,189	(8,410,632)	(4,470,145)	(3,640,067)
Change in net assets	391,520	(403,140)	19,368	(9,008,939)	(3,584,029)	(4,279,280)
NET ASSETS:
Beginning of period	455,767	858,907	839,539	16,779,597	20,363,626	24,642,906
End of period	$847,287	$455,767	$858,907	$7,770,658	$16,779,597	$20,363,626

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$2,066,288	$1,430,464	$5,134,273	$14,643,286	$23,728,782	$100,359,693
Distributions reinvested	—	—	—	50,962	351,055	510,530
Value of shares redeemed	(1,679,840)	(1,768,701)	(4,971,541)	(22,432,096)	(29,153,053)	(103,023,846)
Service Class
Proceeds from shares issued	—	29,755	712,479	934,650	2,325,033	10,267,023
Distributions reinvested	—	—	—	5,949	58,794	81,582
Value of shares redeemed	(3,503)	(30,581)	(730,022)	(1,613,383)	(1,780,756)	(11,835,049)
Change in net assets resulting from capital transactions	$382,945	$(339,063)	$145,189	$(8,410,632)	$(4,470,145)	$(3,640,067)
SHARE TRANSACTIONS:
Investor Class
Issued	69,020	46,292	146,202	449,722	721,737	3,084,990
Reinvested	—	—	—	1,560	10,797	15,586
Redeemed	(56,247)	(56,887)	(144,619)	(694,687)	(884,650)	(3,124,054)
Service Class
Issued	—	1,104	24,676	28,697	71,651	313,888
Reinvested	—	—	—	184	1,825	2,534
Redeemed	(138)	(1,158)	(25,319)	(50,335)	(54,622)	(369,466)
Change in shares	12,635	(10,649)	940	(264,859)	(133,262)	(76,522)

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

214 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Banks UltraSector ProFund		Basic Materials UltraSector ProFund
	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(7,049)	$199,223	$(25,121)	$(31,878)
Net realized gains (losses) on investments	(1,716,900)	(2,393,610)	(150,210)	4,740,378
Change in net unrealized appreciation/depreciation on investments	3,462,781	2,972,910	(567,862)	1,784,522
Change in net assets resulting from operations	1,738,832	778,523	(743,193)	6,493,022

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	—	(90,892)
Service Class	—	—	—	(1,014)
Change in net assets resulting from distributions	—	—	—	(91,906)
Change in net assets resulting from capital transactions	(103,247,412)	115,153,415	(4,344,230)	2,115,676
Change in net assets	(101,508,580)	115,931,938	(5,087,423)	8,516,792

NET ASSETS:
Beginning of period	123,579,771	7,647,833	11,691,921	3,175,129
End of period	$22,071,191	$123,579,771	$6,604,498	$11,691,921

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$66,175,355	$280,573,254	$25,393,861	$124,798,999
Distributions reinvested	—	—	—	88,159
Value of shares redeemed	(169,025,228)	(164,973,576)	(29,786,607)	(123,286,657)
Service Class
Proceeds from shares issued	4,389,472	7,215,639	1,713,209	1,876,814
Distributions reinvested	—	—	—	1,014
Value of shares redeemed	(4,787,011)	(7,661,902)	(1,664,693)	(1,362,653)
Change in net assets resulting from capital transactions	$(103,247,412)	$115,153,415	$(4,344,230)	$2,115,676

SHARE TRANSACTIONS:
Investor Class
Issued	999,099	5,333,883	245,591	1,565,960
Reinvested	—	—	—	1,108
Redeemed	(2,830,395)	(3,429,571)	(295,287)	(1,507,370)
Service Class
Issued	74,196	185,428	18,572	24,047
Reinvested	—	—	—	15
Redeemed	(78,594)	(179,001)	(18,348)	(17,963)
Change in shares	(1,835,694)	1,910,739	(49,472)	65,797

*	Consolidated Statement of Changes in Net Assets.
**	Period from commencement of operations.

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 215

Bear ProFund		Biotechnology UltraSector ProFund		Bitcoin Strategy ProFund*
Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (unaudited)	Period from July 28, 2021 to July 31, 2021**

$(109,299)	$(247,805)	$(373,731)	$(659,727)	$(133,169)	$(47)
43,330	(4,865,707)	(1,811,245)	28,187,647	(11,080,306)	(65)
(392,204)	125,280	(27,379,292)	14,934,720	(454,773)	(4,987)
(458,173)	(4,988,232)	(29,564,268)	42,462,640	(11,668,248)	(5,099)

—	(8,361)	(24,461,852)	(16,545,172)	—	—
—	—	(1,060,495)	(765,227)	—	—
—	(8,361)	(25,522,347)	(17,310,399)	—	—
(299,485)	(790,366)	15,554,744	(45,579,819)	37,947,008	528,624
(757,658)	(5,786,959)	(39,531,871)	(20,427,578)	26,278,760	523,525

10,588,320	16,375,279	173,637,242	194,064,820	523,525	—
$9,830,662	$10,588,320	$134,105,371	$173,637,242	$26,802,285	$523,525

$83,400,141	$116,357,625	$36,813,157	$123,820,748	$65,649,686	$528,624
—	8,006	24,133,912	16,351,107	—	—
(83,478,730)	(117,431,936)	(45,899,926)	(184,572,004)	(27,702,678)	—

348,464	2,364,479	1,437,425	1,302,267	—	—
—	—	1,056,031	762,453	—	—
(569,360)	(2,088,540)	(1,985,855)	(3,244,390)	—	—
$(299,485)	$(790,366)	$15,554,744	$(45,579,819)	$37,947,008	$528,624

5,401,076	6,015,374	454,134	1,739,382	2,073,433	21,198
—	413	353,610	239,736	—	—
(5,401,548)	(6,096,192)	(608,657)	(2,608,978)	(924,690)	—

24,697	132,226	23,166	23,337	—	—
—	—	23,062	15,320	—	—
(41,572)	(110,578)	(34,629)	(61,121)	—	—
(17,347)	(58,757)	210,686	(652,324)	1,148,743	21,198

See accompanying notes to the financial statements.

216 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Bull ProFund		Communication Services UltraSector ProFund
	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(186,732)	$(339,991)	$(57,785)	$(99,283)
Net realized gains (losses) on investments	2,274,595	17,478,543	(906,272)	2,104,127
Change in net unrealized appreciation/depreciation on investments	(1,162,708)	736,811	(801,692)	1,764,570
Change in net assets resulting from operations	925,155	17,875,363	(1,765,749)	3,769,414

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(4,111,749)	(3,644,966)	(66,813)	—
Service Class	(640,420)	(317,434)	(2,126)	—
Change in net assets resulting from distributions	(4,752,169)	(3,962,400)	(68,939)	—
Change in net assets resulting from capital transactions	(9,645,421)	(28,237,189)	(1,843,806)	2,022,378
Change in net assets	(13,472,435)	(14,324,226)	(3,678,494)	5,791,792

NET ASSETS:
Beginning of period	63,212,221	77,536,447	11,532,241	5,740,449
End of period	$49,739,786	$63,212,221	$7,853,747	$11,532,241

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$241,631,533	$304,201,402	$10,905,604	$30,684,530
Distributions reinvested	4,061,168	3,627,957	66,334	—
Value of shares redeemed	(254,824,264)	(336,644,807)	(12,846,912)	(28,621,407)
Service Class
Proceeds from shares issued	65,292,341	46,151,147	546,214	1,727,101
Distributions reinvested	640,163	317,410	2,126	—
Value of shares redeemed	(66,446,362)	(45,890,298)	(517,172)	(1,767,846)
Change in net assets resulting from capital transactions	$(9,645,421)	$(28,237,189)	$(1,843,806)	$2,022,378

SHARE TRANSACTIONS:
Investor Class
Issued	3,999,889	5,535,407	63,633	220,261
Reinvested	69,694	69,343	433	—
Redeemed	(4,221,317)	(6,175,466)	(76,534)	(208,067)
Service Class
Issued	1,373,528	1,003,586	3,896	15,664
Reinvested	13,954	7,527	17	—
Redeemed	(1,397,367)	(1,000,346)	(3,713)	(15,986)
Change in shares	(161,619)	(559,949)	(12,268)	11,872

(a)	As described in Note 9, share amounts adjusted for 2:1 share split that occurred on December 14, 2020.

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 217

Consumer Goods UltraSector ProFund			Consumer Services UltraSector ProFund		Europe 30 ProFund
Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021		Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021

$(25,650)	$(39,966)		$(287,094)	$(738,580)	$19,010	$37,588
323,334	2,633,244		(4,055,651)	14,875,705	229,527	249,350
(11,557)	685,375		(2,077,763)	7,640,679	(240,958)	559,801
286,127	3,278,653		(6,420,508)	21,777,804	7,579	846,739

(450,168)	—		(5,338,495)	(2,913,045)	(31,302)	(102,170)
(53,182)	—		(112,301)	(78,570)	(1,712)	(2,404)
(503,350)	—		(5,450,796)	(2,991,615)	(33,014)	(104,574)
5,220,746	(5,940,619)		(17,693,836)	12,672,462	(463,162)	(1,805,363)
5,003,523	(2,661,966)		(29,565,140)	31,458,651	(488,597)	(1,063,198)

5,391,080	8,053,046		77,880,794	46,422,143	3,401,961	4,465,159
$10,394,603	$5,391,080		$48,315,654	$77,880,794	$2,913,364	$3,401,961

$18,563,446	$34,777,270		$25,523,668	$146,724,624	$9,663,953	$22,992,718
448,589	—		5,261,672	2,898,482	28,658	101,979
(14,161,023)	(40,487,956)		(48,044,479)	(136,473,754)	(10,148,032)	(24,876,373)

1,267,827	1,607,150		85,096	1,575,841	650,183	913,765
53,182	—		112,301	78,414	1,712	2,404
(951,275)	(1,837,083)		(632,094)	(2,131,145)	(659,636)	(939,856)
$5,220,746	$(5,940,619)		$(17,693,836)	$12,672,462	$(463,162)	$(1,805,363)

185,438	443,836 (a)		344,976	2,376,488	673,158	1,869,763
4,541	—		77,298	45,566	2,086	8,761
(142,850)	(518,166	)(a)	(675,188)	(2,202,674)	(715,309)	(2,044,946)

13,866	23,213 (a)		1,364	30,126	42,118	67,846
611	—		2,014	1,465	114	188
(10,933)	(26,403	)(a)	(10,602)	(40,084)	(42,426)	(67,506)
50,673	(77,520)		(260,138)	210,887	(40,259)	(165,894)

See accompanying notes to the financial statements.

218 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Falling U.S. Dollar ProFund		Financials UltraSector ProFund
	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(10,711)	$(43,958)	$(16,975)	$(63,122)
Net realized gains (losses) on investments	(35,285)	22,757	438,621	5,481,312
Change in net unrealized appreciation/depreciation on investments	(25,630)	(33,499)	(10,344)	1,733,614
Change in net assets resulting from operations	(71,626)	(54,700)	411,302	7,151,804

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(822,915)	—
Service Class	—	—	(56,266)	—
Change in net assets resulting from distributions	—	—	(879,181)	—
Change in net assets resulting from capital transactions	(42,323)	64,936	(3,124,888)	340,974
Change in net assets	(113,949)	10,236	(3,592,767)	7,492,778

NET ASSETS:
Beginning of period	1,242,228	1,231,992	12,174,878	4,682,100
End of period	$1,128,279	$1,242,228	$8,582,111	$12,174,878

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$2,413,934	$11,381,120	$58,722,985	$122,690,571
Distributions reinvested	—	—	802,425	—
Value of shares redeemed	(2,456,330)	(11,312,004)	(62,711,239)	(122,326,144)
Service Class
Proceeds from shares issued	1,509	4,059,152	1,751,045	1,806,419
Distributions reinvested	—	—	56,265	—
Value of shares redeemed	(1,436)	(4,063,332)	(1,746,369)	(1,829,872)
Change in net assets resulting from capital transactions	$(42,323)	$64,936	$(3,124,888)	$340,974

SHARE TRANSACTIONS:
Investor Class
Issued	153,111	687,121	1,699,603	4,796,582
Reinvested	—	—	24,554	—
Redeemed	(155,900)	(685,648)	(1,831,825)	(4,669,063)
Service Class
Issued	103	268,443	61,326	72,693
Reinvested	—	—	2,082	—
Redeemed	(99)	(268,439)	(61,396)	(75,520)
Change in shares	(2,785)	1,477	(105,656)	124,692

(a)	As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 219

Health Care UltraSector ProFund		Industrials UltraSector ProFund		Internet UltraSector ProFund
Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021

$(81,599)	$(133,824)	$(67,071)	$(118,401)	$(1,438,600)	$(3,029,477)
(2,367,721)	4,709,549	(232,068)	3,836,092	(23,788,053)	69,765,385
(341,589)	1,920,994	(873,070)	1,992,842	(33,895,271)	10,313,693
(2,790,909)	6,496,719	(1,172,209)	5,710,533	(59,121,924)	77,049,601

—	—	(417,972)	—	(28,829,556)	(37,381,436)
—	—	(21,331)	—	(1,913,919)	(2,479,730)
—	—	(439,303)	—	(30,743,475)	(39,861,166)
(19,310,047)	(11,713,738)	(12,505,714)	9,796,775	2,491,236	(14,417,308)
(22,100,956)	(5,217,019)	(14,117,226)	15,507,308	(87,374,163)	22,771,127

41,966,467	47,183,486	19,766,077	4,258,769	238,905,665	216,134,538
$19,865,511	$41,966,467	$5,648,851	$19,766,077	$151,531,502	$238,905,665

$47,285,077	$76,399,030	$24,095,490	$92,399,594	$24,548,202	$104,071,703
—	—	416,218	—	27,942,720	36,225,101
(66,649,203)	(87,769,493)	(37,014,080)	(82,571,592)	(47,563,248)	(157,879,360)

947,957	810,998	718,747	2,865,454	1,105,532	7,743,927
—	—	21,331	—	1,913,919	2,479,730
(893,878)	(1,154,273)	(743,420)	(2,896,681)	(5,455,889)	(7,058,409)
$(19,310,047)	$(11,713,738)	$(12,505,714)	$9,796,775	$2,491,236	$(14,417,308)

433,914	855,457	399,059	1,812,264	327,990	1,438,627	(a)
—	—	7,223	—	458,905	523,938
(633,240)	(1,080,144)	(624,086)	(1,605,598)	(699,272)	(2,261,094	)(a)

10,989	11,846	14,036	66,083	24,929	140,132	(a)
—	—	437	—	47,896	50,207
(10,363)	(16,776)	(14,812)	(65,504)	(103,710)	(135,100	)(a)
(198,700)	(229,617)	(218,143)	207,245	56,738	(243,290)

See accompanying notes to the financial statements.

220 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Large-Cap Growth ProFund		Large-Cap Value ProFund
	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(127,554)	$(241,301)	$(6,991)	$42,640
Net realized gains (losses) on investments	1,236,282	14,950,282	(142,042)	444,719
Change in net unrealized appreciation/depreciation on investments	(1,234,888)	(7,007,476)	(533,163)	1,074,718
Change in net assets resulting from operations	(126,160)	7,701,505	(682,196)	1,562,077

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(278,284)	(1,318,577)	(54,514)	—
Service Class	(28,411)	(82,914)	—	—
Change in net assets resulting from distributions	(306,695)	(1,401,491)	(54,514)	—
Change in net assets resulting from capital transactions	(15,235,970)	(24,583,262)	22,763,344	(1,497,561)
Change in net assets	(15,668,825)	(18,283,248)	22,026,634	64,516

NET ASSETS:
Beginning of period	32,875,769	51,159,017	6,189,358	6,124,842
End of period	$17,206,944	$32,875,769	$28,215,992	$6,189,358

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$129,169,082	$128,843,291	$83,074,359	$71,075,799
Distributions reinvested	277,750	1,312,076	53,624	—
Value of shares redeemed	(145,029,590)	(154,858,369)	(60,259,323)	(72,513,348)
Service Class
Proceeds from shares issued	929,452	2,025,910	499,708	2,531,629
Distributions reinvested	28,411	82,913	—	—
Value of shares redeemed	(611,075)	(1,989,083)	(605,024)	(2,591,641)
Change in net assets resulting from capital transactions	$(15,235,970)	$(24,583,262)	$22,763,344	$(1,497,561)

SHARE TRANSACTIONS:
Investor Class
Issued	834,510	1,013,486	933,877	920,150
Reinvested	1,741	10,730	605	—
Redeemed	(945,852)	(1,257,323)	(682,438)	(943,098)
Service Class
Issued	7,722	20,130	6,689	37,174
Reinvested	222	833	—	—
Redeemed	(5,219)	(19,559)	(8,097)	(37,445)
Change in shares	(106,876)	(231,703)	250,636	(23,219)

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 221

Mid-Cap Growth ProFund		Mid-Cap ProFund		Mid-Cap Value ProFund
Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021

$(31,785)	$(157,035)	$(35,443)	$(94,017)	$3,053	$2,397
835,855	9,710,631	89,204	2,291,576	1,055,099	1,354,027
(1,074,042)	(1,694,970)	(357,909)	744,330	(844,714)	1,227,070
(269,972)	7,858,626	(304,148)	2,941,889	213,438	2,583,494

(754,907)	(900,289)	(195,168)	(11,749)	(42,506)	(10,633)
(195,807)	(23,485)	(22,254)	(2,036)	(7,667)	—
(950,714)	(923,774)	(217,422)	(13,785)	(50,173)	(10,633)
24,018	(41,428,888)	386,446	(676,065)	(1,655,091)	(1,674,193)
(1,196,668)	(34,494,036)	(135,124)	2,252,039	(1,491,826)	898,668

4,501,232	38,995,268	7,014,635	4,762,596	5,504,898	4,606,230
$3,304,564	$4,501,232	$6,879,511	$7,014,635	$4,013,072	$5,504,898

$4,086,222	$48,789,648	$15,103,616	$28,832,033	$11,299,354	$52,039,590
734,376	897,373	120,731	11,464	42,417	10,512
(4,936,637)	(90,908,578)	(14,847,298)	(29,590,660)	(13,019,435)	(53,728,467)

51,450	780,534	33,447	9,993,910	486,373	1,058,114
195,807	23,485	22,254	2,036	7,667	—
(107,200)	(1,011,350)	(46,304)	(9,924,848)	(471,467)	(1,053,942)
$24,018	$(41,428,888)	$386,446	$(676,065)	$(1,655,091)	$(1,674,193)

32,347	460,702	130,714	285,432	114,820	644,678
7,133	7,893	1,072	139	433	133
(40,603)	(833,624)	(129,761)	(284,137)	(131,153)	(661,236)

549	7,750	370	111,496	6,147	13,861
2,512	253	248	31	98	—
(1,210)	(10,249)	(506)	(111,221)	(5,972)	(13,685)
728	(367,275)	2,137	1,740	(15,627)	(16,249)

See accompanying notes to the financial statements.

222 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Nasdaq-100 ProFund		Oil & Gas UltraSector ProFund
	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(857,655)	$(1,440,710)	$252,866	$283,287
Net realized gains (losses) on investments	(96,250)	49,548,419	4,668,276	1,997,497
Change in net unrealized appreciation/depreciation on investments	1,328,194	(1,140,246)	6,997,293	5,231,581
Change in net assets resulting from operations	374,289	46,967,463	11,918,435	7,512,365

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(3,999,177)	(1,699,607)	(414,015)	(215,825)
Service Class	(342,037)	(140,663)	(13,283)	(11,849)
Change in net assets resulting from distributions	(4,341,214)	(1,840,270)	(427,298)	(227,674)
Change in net assets resulting from capital transactions	(78,809,590)	(1,387,478)	(2,913,793)	11,693,861
Change in net assets	(82,776,515)	43,739,715	8,577,344	18,978,552

NET ASSETS:
Beginning of period	160,785,238	117,045,523	31,148,210	12,169,658
End of period	$78,008,723	$160,785,238	$39,725,554	$31,148,210

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$1,198,318,172	$2,010,517,783	$74,377,731	$152,137,320
Distributions reinvested	3,780,484	1,622,688	386,402	213,432
Value of shares redeemed	(1,281,182,144)	(2,010,283,479)	(77,180,214)	(141,055,955)
Service Class
Proceeds from shares issued	10,274,691	36,545,794	3,104,050	4,492,764
Distributions reinvested	342,037	140,552	13,258	11,844
Value of shares redeemed	(10,342,830)	(39,930,816)	(3,615,020)	(4,105,544)
Change in net assets resulting from capital transactions	$(78,809,590)	$(1,387,478)	$(2,913,793)	$11,693,861

SHARE TRANSACTIONS:
Investor Class
Issued	8,399,393	16,905,892	3,151,616	9,020,144
Reinvested	25,728	13,605	16,727	16,317
Redeemed	(8,999,807)	(16,860,603)	(3,409,673)	(8,462,784)
Service Class
Issued	89,669	370,016	165,507	318,482
Reinvested	2,947	1,468	671	1,056
Redeemed	(91,630)	(404,105)	(185,395)	(295,922)
Change in shares	(573,700)	26,273	(260,547)	597,293

(a)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 223

Oil Equipment & Services UltraSector ProFund			Pharmaceuticals UltraSector ProFund		Precious Metals UltraSector ProFund
Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021		Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021

$(59,306)	$(161,626)		$(7,725)	$(16,572)	$49,904	$(162,412)
(398,154)	(5,734,702)		(100,015)	1,659,695	(1,065,565)	(5,264,677)
1,277,347	3,732,324		151,326	(500,021)	(4,816,574)	(7,855,497)
819,887	(2,164,004)		43,586	1,143,102	(5,832,235)	(13,282,586)

—	(17,573)		(170,180)	(15,009)	—	—
—	—		(16,100)	(1,611)	—	—
—	(17,573)		(186,280)	(16,620)	—	—
2,115,660	8,271,097		615,128	(882,743)	(7,537,090)	5,646,771
2,935,547	6,089,520		472,434	243,739	(13,369,325)	(7,635,815)

15,850,499	9,760,979		4,279,370	4,035,631	37,505,388	45,141,203
$18,786,046	$15,850,499		$4,751,804	$4,279,370	$24,136,063	$37,505,388

$51,151,199	$213,228,688		$12,238,595	$10,153,624	$100,557,135	$252,174,845
—	17,324		170,163	15,008	—	—
(51,870,402)	(204,879,642)		(12,290,118)	(10,985,357)	(107,802,871)	(247,454,352)

7,099,889	4,404,406		1,065,180	693,776	4,363,905	11,017,939
—	—		16,100	1,611	—	—
(4,265,026)	(4,499,679)		(584,792)	(761,405)	(4,655,259)	(10,091,661)
$2,115,660	$8,271,097		$615,128	$(882,743)	$(7,537,090)	$5,646,771

790,638	3,646,596	(a)	405,203	372,316	1,795,547	3,550,180
—	349		5,625	558	—	—
(828,278)	(3,657,117	)(a)	(403,193)	(406,076)	(1,912,295)	(3,489,753)

113,698	89,261	(a)	40,858	29,385	91,000	185,237
—	—		632	70	—	—
(77,622)	(88,700	)(a)	(22,477)	(32,423)	(98,097)	(173,916)
(1,564)	(9,611)		26,648	(36,170)	(123,845)	71,748

See accompanying notes to the financial statements.

224 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Real Estate UltraSector ProFund		Rising Rates Opportunity ProFund
	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(131,572)	$(34,383)	$(110,152)	$(236,430)
Net realized gains (losses) on investments	646,864	2,364,581	158,733	101,722
Change in net unrealized appreciation/depreciation on investments	60,092	1,503,506	(395,039)	128,697
Change in net assets resulting from operations	575,384	3,833,704	(346,458)	(6,011)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(3,139,295)	—	—	—
Service Class	(132,185)	—	—	—
Change in net assets resulting from distributions	(3,271,480)	—	—	—
Change in net assets resulting from capital transactions	(14,816,052)	26,674,837	2,066,903	3,585,749
Change in net assets	(17,512,148)	30,508,541	1,720,445	3,579,738

NET ASSETS:
Beginning of period	35,840,678	5,332,137	9,771,689	6,191,951
End of period	$18,328,530	$35,840,678	$11,492,134	$9,771,689

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$184,069,543	$68,460,665	$94,068,946	$134,223,972
Distributions reinvested	3,097,248	—	—	—
Value of shares redeemed	(202,131,988)	(42,180,568)	(92,112,086)	(131,094,860)
Service Class
Proceeds from shares issued	2,131,542	2,743,120	207,375	6,590,619
Distributions reinvested	132,152	—	—	—
Value of shares redeemed	(2,114,549)	(2,348,380)	(97,332)	(6,133,982)
Change in net assets resulting from capital transactions	$(14,816,052)	$26,674,837	$2,066,903	$3,585,749

SHARE TRANSACTIONS:
Investor Class
Issued	2,917,308	1,238,738	3,684,372	5,135,728
Reinvested	51,057	—	—	—
Redeemed	(3,211,600)	(803,514)	(3,628,817)	(5,055,063)
Service Class
Issued	35,924	53,496	9,526	293,780
Reinvested	2,343	—	—	—
Redeemed	(35,310)	(45,767)	(4,386)	(267,583)
Change in shares	(240,278)	442,953	60,695	106,862

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 225

Rising Rates Opportunity 10 ProFund		Rising U.S. Dollar ProFund		Semiconductor UltraSector ProFund
Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021

$(20,780)	$(40,989)	$(101,815)	$(117,538)	$(403,540)	$(566,220)
92,343	73,938	268	(356,187)	(2,352,395)	28,513,176
(11,944)	2,798	382,498	257,620	2,175,772	21,637,958
59,619	35,747	280,951	(216,105)	(580,163)	49,584,914

—	—	—	—	(5,771,185)	—
—	—	—	—	(383,586)	—
—	—	—	—	(6,154,771)	—
906,953	61,539	17,170,680	(793,351)	24,763,721	(17,905,379)
966,572	97,286	17,451,631	(1,009,456)	18,028,787	31,679,535

1,953,050	1,855,764	6,316,434	7,325,890	85,221,256	53,541,721
$2,919,622	$1,953,050	$23,768,065	$6,316,434	$103,250,043	$85,221,256

$2,953,210	$5,216,759	$25,373,138	$14,185,594	$143,157,433	$159,232,200
—	—	—	—	5,744,467	—
(2,072,099)	(5,195,276)	(8,189,975)	(14,970,784)	(125,123,639)	(178,183,076)

231,830	116,437	917,085	—	6,045,237	8,845,484
—	—	—	—	379,701	—
(205,988)	(76,381)	(929,568)	(8,161)	(5,439,478)	(7,799,987)
$906,953	$61,539	$17,170,680	$(793,351)	$24,763,721	$(17,905,379)

235,668	414,124	903,049	520,033	1,010,575	1,796,418
—	—	—	—	37,011	—
(165,879)	(412,947)	(294,567)	(548,886)	(944,102)	(1,927,664)

20,083	9,910	38,210	—	60,837	119,946
—	—	—	—	3,306	—
(17,840)	(6,591)	(38,211)	(339)	(56,943)	(104,696)
72,032	4,496	608,481	(29,192)	110,684	(115,996)

See accompanying notes to the financial statements.

226 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Nasdaq-100 ProFund		Short Oil & Gas ProFund
	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(68,973)	$(114,479)	$(11,869)	$(32,652)
Net realized gains (losses) on investments	3,208,351	3,006,226	(87,216)	(568,825)
Change in net unrealized appreciation/depreciation on investments	(3,540,876)	592,355	10,680	(134,116)
Change in net assets resulting from operations	(401,498)	3,484,102	(88,405)	(735,593)
Change in net assets resulting from capital transactions	86,725,263	(4,329,078)	29,120	(1,657,382)
Change in net assets	86,323,765	(844,976)	(59,285)	(2,392,975)
NET ASSETS:
Beginning of period	1,874,905	2,719,881	442,787	2,835,762
End of period	$88,198,670	$1,874,905	$383,502	$442,787
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$626,707,601	$833,805,013	$22,184,166	$48,070,943
Value of shares redeemed	(539,962,044)	(837,987,668)	(22,138,011)	(49,743,506)
Service Class
Proceeds from shares issued	110,310	3,638,593	517,411	903,228
Value of shares redeemed	(130,604)	(3,785,016)	(534,446)	(888,047)
Change in net assets resulting from capital transactions	$86,725,263	$(4,329,078)	$29,120	$(1,657,382)
SHARE TRANSACTIONS:
Investor Class
Issued	46,791,375	48,540,893	778,863	1,133,846
Redeemed	(40,484,744)	(48,532,441)	(775,188)	(1,171,282)
Service Class
Issued	8,994	231,819	18,154	22,237
Redeemed	(10,294)	(240,186)	(18,756)	(22,026)
Change in shares	6,305,331	85	3,073	(37,225)

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 227

Short Precious Metals ProFund		Short Real Estate ProFund		Short Small-Cap ProFund
Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021

$(30,664)	$(39,426)	$(4,746)	$(17,896)	$(41,591)	$(27,237)
76,954	508,774	(694)	(317,484)	(722,694)	(937,196)
220,960	(33,382)	(6,803)	58,558	(64,146)	6,386
267,250	435,966	(12,243)	(276,822)	(828,431)	(958,047)
1,520,126	92,950	229,293	(933,675)	904,991	235,709
1,787,376	528,916	217,050	(1,210,497)	76,560	(722,338)

2,158,391	1,629,475	529,479	1,739,976	1,112,473	1,834,811
$3,945,767	$2,158,391	$746,529	$529,479	$1,189,033	$1,112,473

$59,659,929	$76,406,693	$4,053,731	$12,975,678	$135,482,070	$70,896,851
(58,139,855)	(76,256,193)	(3,824,441)	(13,909,828)	(134,596,586)	(70,665,699)

173,184	204,810	5	9,000	19,881	6,638
(173,132)	(262,360)	(2)	(8,525)	(374)	(2,081)
$1,520,126	$92,950	$229,293	$(933,675)	$904,991	$235,709

3,749,083	4,972,462	502,661	1,262,562	19,713,285	8,820,499
(3,644,991)	(4,935,534)	(473,008)	(1,349,870)	(19,713,112)	(8,821,413)

11,132	14,100	1	948	2,967	847
(11,146)	(17,670)	(1)	(887)	—	(213)
104,078	33,358	29,653	(87,247)	3,140	(280)

See accompanying notes to the financial statements.

228 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Small-Cap Growth ProFund		Small-Cap ProFund
	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(31,253)	$(126,024)	$(44,712)	$(107,241)
Net realized gains (losses) on investments	1,776,590	4,759,076	(126,711)	1,722,380
Change in net unrealized appreciation/depreciation on investments	(2,167,558)	1,498,090	(149,583)	744,635
Change in net assets resulting from operations	(422,221)	6,131,142	(321,006)	2,359,774
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(474,548)	—	—	—
Service Class	(82,692)	—	—	—
Change in net assets resulting from distributions	(557,240)	—	—	—
Change in net assets resulting from capital transactions	(3,305,216)	(4,885,876)	(3,224,254)	4,281,848
Change in net assets	(4,284,677)	1,245,266	(3,545,260)	6,641,622
NET ASSETS:
Beginning of period	9,895,094	8,649,828	9,908,230	3,266,608
End of period	$5,610,417	$9,895,094	$6,362,970	$9,908,230
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$3,809,467	$94,976,082	$129,962,478	$245,174,451
Distributions reinvested	471,116	—	—	—
Value of shares redeemed	(7,641,051)	(99,601,033)	(132,936,241)	(241,223,974)
Service Class
Proceeds from shares issued	40,417	1,118,246	116,481	888,507
Distributions reinvested	82,692	—	—	—
Value of shares redeemed	(67,857)	(1,379,171)	(366,972)	(557,136)
Change in net assets resulting from capital transactions	$(3,305,216)	$(4,885,876)	$(3,224,254)	$4,281,848
SHARE TRANSACTIONS:
Investor Class
Issued	29,834	860,093	1,118,661	2,291,800
Reinvested	4,002	—	—	—
Redeemed	(60,998)	(879,712)	(1,141,140)	(2,251,374)
Service Class
Issued	411	11,578	1,186	9,653
Reinvested	902	—	—	—
Redeemed	(719)	(14,579)	(3,830)	(6,330)
Change in shares	(26,568)	(22,620)	(25,123)	43,749

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 229

Small-Cap Value ProFund		Technology UltraSector ProFund		Telecommunications UltraSector ProFund
Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021

$22,678	$7,179	$(532,766)	$(770,517)	$3,565	$4,120
1,907,182	1,345,729	(4,318,027)	25,012,316	(2,554)	155,289
(2,039,353)	3,517,472	4,735,248	10,097,838	(60,943)	91,673
(109,493)	4,870,380	(115,545)	34,339,637	(59,932)	251,082

(23,714)	—	(6,765,945)	(1,520,272)	(6,192)	(4,660)
—	—	(517,237)	(114,991)	—	—
(23,714)	—	(7,283,182)	(1,635,263)	(6,192)	(4,660)
(3,139,172)	6,123,236	(9,888,779)	(20,712,222)	(18,869)	22,353
(3,272,379)	10,993,616	(17,287,506)	11,992,152	(84,993)	268,775

15,545,622	4,552,006	101,837,776	89,845,624	1,174,414	905,639
$12,273,243	$15,545,622	$84,550,270	$101,837,776	$1,089,421	$1,174,414

$21,943,867	$91,814,324	$77,579,266	$160,181,638	$4,460,944	$7,118,776
23,629	—	6,663,004	1,482,315	5,017	4,608
(25,086,154)	(85,716,345)	(94,306,995)	(183,851,579)	(4,553,648)	(7,101,480)

560,654	3,579,209	47,866,496	22,132,908	470,289	293,551
—	—	517,237	114,991	—	—
(581,168)	(3,553,952)	(48,207,787)	(20,772,495)	(401,471)	(293,102)
$(3,139,172)	$6,123,236	$(9,888,779)	$(20,712,222)	$(18,869)	$22,353

201,345	951,025	586,149	1,707,134	173,441	317,837
216	—	48,297	15,929	183	219
(231,720)	(875,850)	(736,974)	(2,111,447)	(178,145)	(317,904)

6,438	44,632	463,882	274,849	19,311	12,720
—	—	4,683	1,505	—	—
(6,663)	(41,616)	(476,075)	(258,693)	(16,653)	(12,725)
(30,384)	78,191	(110,038)	(370,723)	(1,863)	147

See accompanying notes to the financial statements.

230 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraBear ProFund			UltraBull ProFund
	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021		Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(68,063)	$(147,330)		$(285,904)	$(585,775)
Net realized gains (losses) on investments	440,863	(6,556,416)		(2,475,241)	41,024,460
Change in net unrealized appreciation/depreciation on investments	(779,436)	186,989		8,731,424	18,826,358
Change in net assets resulting from operations	(406,636)	(6,516,757)		5,970,279	59,265,043
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	(37,071)		(7,409,540)	(13,488,142)
Service Class	—	—		(216,056)	(249,797)
Change in net assets resulting from distributions	—	(37,071)		(7,625,596)	(13,737,939)
Change in net assets resulting from capital transactions	4,122,736	2,053,106		221,927	(16,346,043)
Change in net assets	3,716,100	(4,500,722)		(1,433,390)	29,181,061
NET ASSETS:
Beginning of period	5,451,867	9,952,589		130,864,122	101,683,061
End of period	$9,167,967	$5,451,867		$129,430,732	$130,864,122
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$80,510,757	$183,530,963		$361,186,630	$780,900,902
Distributions reinvested	—	35,894		7,312,208	13,341,141
Value of shares redeemed	(76,404,971)	(181,492,567)		(368,222,749)	(810,534,382)
Service Class
Proceeds from shares issued	507,834	797,199		22,459,264	13,591,204
Distributions reinvested	—	—		216,056	249,797
Value of shares redeemed	(490,884)	(818,383)		(22,729,482)	(13,894,705)
Change in net assets resulting from capital transactions	$4,122,736	$2,053,106		$221,927	$(16,346,043)
SHARE TRANSACTIONS:
Investor Class
Issued	4,072,163	6,410,429 (a)		3,137,816	8,603,573
Reinvested	—	1,140		70,235	165,070
Redeemed	(3,851,287)	(6,384,436	)(a)	(3,198,231)	(9,021,417)
Service Class
Issued	26,663	30,894 (a)		252,583	181,682
Reinvested	—	—		2,650	3,871
Redeemed	(26,689)	(32,023	)(a)	(255,425)	(185,084)
Change in shares	220,850	26,004		9,628	(252,305)

(a)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 231

UltraChina ProFund		UltraDow 30 ProFund		UltraEmerging Markets ProFund
Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021

$(108,844)	$(238,254)	$(63,905)	$(158,869)	$38,830	$(104,185)
(12,422,608)	(11,259,517)	(1,161,082)	13,515,086	(1,009,224)	3,118,485
323,409	(41,839)	1,371,180	3,815,475	(1,141,292)	1,523,572
(12,208,043)	(11,539,610)	146,193	17,171,692	(2,111,686)	4,537,872

—	—	(2,463,674)	(610,071)	—	—
—	—	(79,950)	(26,223)	—	—
—	—	(2,543,624)	(636,294)	—	—
14,026,938	11,962,459	56,577	(2,894,894)	3,883,451	(8,744,550)
1,818,895	422,849	(2,340,854)	13,640,504	1,771,765	(4,206,678)

18,049,304	17,626,455	40,412,695	26,772,191	9,321,782	13,528,460
$19,868,199	$18,049,304	$38,071,841	$40,412,695	$11,093,547	$9,321,782

$105,616,954	$176,467,233	$50,165,250	$119,605,718	$23,007,311	$87,581,394
—	—	2,443,673	598,752	—	—
(91,787,541)	(162,647,148)	(52,316,997)	(123,129,400)	(18,991,692)	(96,255,600)

3,647,669	8,950,334	1,780,015	1,698,870	2,449,767	8,619,737
—	—	76,910	25,794	—	—
(3,450,144)	(10,807,960)	(2,092,274)	(1,694,628)	(2,581,935)	(8,690,081)
$14,026,938	$11,962,459	$56,577	$(2,894,894)	$3,883,451	$(8,744,550)

12,081,107	8,162,546	742,240	2,242,739	338,565	989,742
—	—	36,681	11,920	—	—
(10,541,954)	(7,534,296)	(778,954)	(2,332,914)	(276,954)	(1,088,821)

430,760	450,094	30,722	36,918	37,592	106,783
—	—	1,365	595	—	—
(396,567)	(582,082)	(36,642)	(35,524)	(39,530)	(108,196)
1,573,346	496,262	(4,588)	(76,266)	59,673	(100,492)

See accompanying notes to the financial statements.

232 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraInternational ProFund		UltraJapan ProFund
	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(26,933)	$(67,090)	$(138,948)	$(285,087)
Net realized gains (losses) on investments	(310,696)	1,652,457	(1,354,206)	6,354,446
Change in net unrealized appreciation/depreciation on investments	51,236	278,041	1,258,886	(546,935)
Change in net assets resulting from operations	(286,393)	1,863,408	(234,268)	5,522,424
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(1,957,534)	—
Service Class	—	—	(23,373)	—
Change in net assets resulting from distributions	—	—	(1,980,907)	—
Change in net assets resulting from capital transactions	(418,272)	(2,859,836)	442,867	(1,444,184)
Change in net assets	(704,665)	(996,428)	(1,772,308)	4,078,240
NET ASSETS:
Beginning of period	3,151,548	4,147,976	14,743,170	10,664,930
End of period	$2,446,883	$3,151,548	$12,970,862	$14,743,170
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$9,732,631	$42,509,181	$16,302,479	$33,563,243
Distributions reinvested	—	—	1,931,206	—
Value of shares redeemed	(10,144,354)	(45,293,025)	(17,778,538)	(34,991,209)
Service Class
Proceeds from shares issued	919,065	1,785,704	992,799	1,548,374
Distributions reinvested	—	—	23,373	—
Value of shares redeemed	(925,614)	(1,861,696)	(1,028,452)	(1,564,592)
Change in net assets resulting from capital transactions	$(418,272)	$(2,859,836)	$442,867	$(1,444,184)
SHARE TRANSACTIONS:
Investor Class
Issued	456,785	2,396,960	518,623	1,048,723
Reinvested	—	—	58,504	—
Redeemed	(479,474)	(2,561,061)	(565,731)	(1,096,149)
Service Class
Issued	48,265	109,259	34,905	55,054
Reinvested	—	—	871	—
Redeemed	(49,087)	(112,527)	(35,643)	(55,878)
Change in shares	(23,511)	(167,369)	11,529	(48,250)

(a)	As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 233

UltraLatin America ProFund		UltraMid-Cap ProFund		UltraNasdaq-100 ProFund
Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021

$509,320	$202,567	$(108,046)	$(324,008)	$(5,513,553)	$(9,218,621)
(1,023,772)	5,200,289	(1,742,500)	21,553,550	(80,371,073)	385,879,527
(1,352,251)	3,518,368	(1,183,416)	9,103,349	60,625,970	128,157,884
(1,866,703)	8,921,224	(3,033,962)	30,332,891	(25,258,656)	504,818,790

(700,829)	(103,295)	(2,662,144)	—	(160,235,818)	(80,801,575)
(3,119)	(299)	(67,066)	—	(4,885,875)	(2,373,487)
(703,948)	(103,594)	(2,729,210)	—	(165,121,693)	(83,175,062)
590,459	(8,553,674)	(7,367,915)	1,528,795	(57,833,256)	55,383,868
(1,980,192)	263,956	(13,131,087)	31,861,686	(248,213,605)	477,027,596

16,086,642	15,822,686	62,881,150	31,019,464	1,120,270,485	643,242,889
$14,106,450	$16,086,642	$49,750,063	$62,881,150	$872,056,880	$1,120,270,485

$31,161,754	$108,526,192	$61,031,915	$195,416,035	$3,039,894,133	$5,161,209,021
695,284	103,129	2,617,245	—	155,791,807	77,131,534
(31,209,077)	(117,130,692)	(70,962,302)	(193,740,125)	(3,257,594,528)	(5,182,921,512)

999,934	3,529,666	2,271,916	7,602,041	25,011,728	26,771,308
3,119	299	67,066	—	4,754,067	2,359,556
(1,060,555)	(3,582,268)	(2,393,755)	(7,749,156)	(25,690,463)	(29,166,039)
$590,459	$(8,553,674)	$(7,367,915)	$1,528,795	$(57,833,256)	$55,383,868

2,030,407	7,675,974	898,182	3,588,244	31,375,552	67,509,246	(a)
50,056	6,172	39,529	—	1,657,378	1,039,926
(2,037,276)	(8,328,761)	(1,044,240)	(3,590,587)	(33,845,947)	(67,646,714	)(a)

66,829	240,359	41,970	156,776	342,883	433,340	(a)
231	18	1,283	—	68,932	41,447
(69,586)	(241,891)	(44,695)	(157,725)	(354,064)	(478,582	)(a)
40,661	(648,129)	(107,971)	(3,292)	(755,266)	898,663

See accompanying notes to the financial statements.

234 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort China ProFund		UltraShort Dow 30 ProFund
	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(25,230)	$(17,455)	$(25,239)	$(74,517)
Net realized gains (losses) on investments	331,312	668,372	(46,060)	(2,949,287)
Change in net unrealized appreciation/depreciation on investments	(451,653)	(388,798)	(166,304)	(67,703)
Change in net assets resulting from operations	(145,571)	262,119	(237,603)	(3,091,507)
Change in net assets resulting from capital transactions	2,058,435	1,449,529	(348,468)	509,117
Change in net assets	1,912,864	1,711,648	(586,071)	(2,582,390)
NET ASSETS:
Beginning of period	2,346,894	635,246	3,026,578	5,608,968
End of period	$4,259,758	$2,346,894	$2,440,507	$3,026,578
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$45,534,888	$51,166,599	$12,269,800	$36,931,352
Value of shares redeemed	(43,458,741)	(49,715,951)	(12,632,702)	(36,332,238)
Service Class
Proceeds from shares issued	609,136	352,354	20,864	101,337
Value of shares redeemed	(626,848)	(353,473)	(6,430)	(191,334)
Change in net assets resulting from capital transactions	$2,058,435	$1,449,529	$(348,468)	$509,117
SHARE TRANSACTIONS:
Investor Class
Issued	2,277,540	4,021,641	622,389	1,329,209	(a)
Redeemed	(2,215,956)	(3,921,183)	(644,434)	(1,318,722	)(a)
Service Class
Issued	36,966	28,903	1,220	3,470	(a)
Redeemed	(36,848)	(29,085)	(390)	(6,215	)(a)
Change in shares	61,702	100,276	(21,215)	7,742

(a)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 235

UltraShort Emerging Markets ProFund			UltraShort International ProFund			UltraShort Japan ProFund
Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021		Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021		Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021

$(8,308)	$(15,276)		$(15,244)	$(32,724)		$(2,618)	$(7,557)
188,833	(471,701)		106,214	(1,120,240)		12,672	(125,533)
(50,199)	(77,642)		(40,834)	(175,965)		(27,427)	(40,336)
130,326	(564,619)		50,136	(1,328,929)		(17,373)	(173,426)
19,070	121,496		(2,610)	510,533		212,081	(409,172)
149,396	(443,123)		47,526	(818,396)		194,708	(582,598)

593,249	1,036,372		1,636,645	2,455,041		261,900	844,498
$742,645	$593,249		$1,684,171	$1,636,645		$456,608	$261,900

$11,119,745	$28,735,607		$7,669,687	$12,690,540		$5,285,087	$11,695,004
(11,081,635)	(28,628,322)		(7,672,257)	(12,180,381)		(5,041,797)	(12,134,986)

1,377,445	3,098,732		2	2,961		40,033	42,167
(1,396,485)	(3,084,521)		(42)	(2,587)		(71,242)	(11,357)
$19,070	$121,496		$(2,610)	$510,533		$212,081	$(409,172)

436,374	1,204,840 (a)		350,472	416,189 (a)		476,615	826,620
(432,725)	(1,205,269	)(a)	(349,835)	(401,410	)(a)	(456,805)	(845,940)

66,588	129,679 (a)		—	78 (a)		4,430	3,605
(66,472)	(129,914	)(a)	(2)	(79	)(a)	(6,946)	(1,089)
3,765	(664)		635	14,778		17,294	(16,804)

See accompanying notes to the financial statements.

236 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Latin America ProFund		UltraShort Mid-Cap ProFund
	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(12,564)	$(34,508)	$(13,524)	$(32,414)
Net realized gains (losses) on investments	(42,670)	(1,877,375)	62,678	(1,669,401)
Change in net unrealized appreciation/depreciation on investments	(41,499)	(168,423)	(75,875)	(47,870)
Change in net assets resulting from operations	(96,733)	(2,080,306)	(26,721)	(1,749,685)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	(20,024)	(280,697)	16,728	464,023
Change in net assets	(116,757)	(2,361,003)	(9,993)	(1,285,662)
NET ASSETS:
Beginning of period	812,232	3,173,235	1,463,095	2,748,757
End of period	$695,475	$812,232	$1,453,102	$1,463,095
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$21,884,174	$45,384,596	$8,152,127	$22,831,902
Distributions reinvested	—	—	—	—
Value of shares redeemed	(21,916,319)	(45,679,802)	(8,139,525)	(22,409,510)
Service Class
Proceeds from shares issued	1,253,972	2,064,965	6,473	122,189
Value of shares redeemed	(1,241,851)	(2,050,456)	(2,347)	(80,558)
Change in net assets resulting from capital transactions	$(20,024)	$(280,697)	$16,728	$464,023
SHARE TRANSACTIONS:
Investor Class
Issued	1,854,300	2,656,787	1,638,106	2,849,991
Reinvested	—	—	—	—
Redeemed	(1,864,384)	(2,691,901)	(1,636,722)	(2,787,887)
Service Class
Issued	128,925	159,501	1,473	17,208
Redeemed	(128,924)	(159,992)	(507)	(14,815)
Change in shares	(10,083)	(35,605)	2,350	64,497

(a)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 14, 2020.

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 237

UltraShort Nasdaq-100 ProFund			UltraShort Small-Cap ProFund		UltraSmall-Cap ProFund
Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021		Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021

$(151,400)	$(310,178)		$(42,926)	$(118,634)	$(316,061)	$(766,796)
1,949,660	6,366,794		252,444	(6,416,308)	(14,015,077)	33,590,003

(8,899,979)	1,930,719		(146,181)	(301,265)	(3,939,645)	10,578,359
(7,101,719)	7,987,335		63,337	(6,836,207)	(18,270,783)	43,401,566

—	(6,099)		—	—	—	—
—	(6,099)		—	—	—	—
120,968,991	(8,144,025)		(4,036,483)	7,505,297	(7,785,060)	23,710,296
113,867,272	(162,789)		(3,973,146)	669,090	(26,055,843)	67,111,862

9,465,299	9,628,088		8,589,032	7,919,942	101,141,504	34,029,642
$123,332,571	$9,465,299		$4,615,886	$8,589,032	$75,085,661	$101,141,504

$1,022,261,068	$1,619,137,898		$43,578,277	$123,161,547	$377,298,046	$819,249,211
—	5,816		—	—	—	—
(901,177,292)	(1,627,463,105)		(47,533,888)	(116,118,960)	(385,169,393)	(795,780,334)

355,776	5,958,301		1,923,327	2,564,577	5,725,220	24,151,688
(470,561)	(5,782,935)		(2,004,199)	(2,101,867)	(5,638,933)	(23,910,269)
$120,968,991	$(8,144,025)		$(4,036,483)	$7,505,297	$(7,785,060)	$23,710,296

73,976,581	54,542,505 (a)		6,251,171	12,182,113	4,223,041	11,497,660
—	249		—	—	—	—
(66,087,767)	(54,215,707	)(a)	(6,844,335)	(11,456,203)	(4,318,187)	(11,186,978)

27,272	284,538 (a)		292,601	328,536	78,359	402,157
(35,135)	(277,227	)(a)	(302,756)	(262,122)	(79,257)	(396,141)
7,880,951	334,358		(603,319)	792,324	(96,044)	316,698

See accompanying notes to the financial statements.

238 :: Statements of Changes in Net Assets :: For the Periods Indicated

	U.S. Government Plus ProFund		Utilities UltraSector ProFund
	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (unaudited)	Year Ended July 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(134,843)	$(188,980)	$15,122	$11,543
Net realized gains (losses) on investments	(1,065,806)	(3,092,778)	364,982	1,226,994
Change in net unrealized appreciation/depreciation on investments	285,131	(461,278)	406,262	(155,218)
Change in net assets resulting from operations	(915,518)	(3,743,036)	786,366	1,083,319
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(16,661)	(45,473	)(a)
Change in net assets resulting from distributions	—	—	(16,661)	(45,473)
Change in net assets resulting from capital transactions	(230,911)	5,452,355	16,549	(1,317,530)
Change in net assets	(1,146,429)	1,709,319	786,254	(279,684)
NET ASSETS:
Beginning of period	26,021,050	24,311,731	8,785,845	9,065,529
End of period	$24,874,621	$26,021,050	$9,572,099	$8,785,845
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$277,527,497	$249,390,358	$19,698,325	$30,768,460
Distributions reinvested	—	—	16,614	44,822
Value of shares redeemed	(276,220,385)	(243,841,186)	(20,225,887)	(32,097,834)
Service Class
Proceeds from shares issued	715,130	5,676,297	1,318,115	1,357,975
Value of shares redeemed	(2,253,153)	(5,773,114)	(790,618)	(1,390,953)
Change in net assets resulting from capital transactions	$(230,911)	$5,452,355	$16,549	$(1,317,530)
SHARE TRANSACTIONS:
Investor Class
Issued	4,063,401	3,623,278	321,667	565,097
Reinvested	—	—	249	843
Redeemed	(4,035,570)	(3,529,043)	(329,947)	(592,049)
Service Class
Issued	11,451	86,771	23,281	26,895
Redeemed	(36,680)	(87,768)	(13,871)	(27,421)
Change in shares	2,602	93,238	1,379	(26,635)

(a)	Subsequent to the issuance of the July 31, 2021 financial statements, $5,508 of the distribution was determined to be a return of capital.

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Consolidated Statement of Cash Flows

240 :: Consolidated Statement of Cash Flows :: For the Periods Indicated (unaudited)

Bitcoin Strategy ProFund
Six Months Ended January 31, 2022
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets from Operations	$(11,668,248)
Less: Net realized gain on investments	3,264
Less: Change in net unrealized appreciation/depreciation of investments	16,152
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities
Proceeds from (Purchase of) short-term investments, net	(25,639,584)
Amortization (Accretion) of premiums and discounts, net	(4,680)
(Increase) Decrease in:
Receivable From Advisor	(15,342)
Receivable for variation margin on futures contracts	(482,816)
Prepaid Expenses	5,325
Increase (Decrease) in:
Interest payable (on reverse repurchase agreements)	42
Futures commission merchant (FCM) fees payable	5,739
Variation margin payable on futures contracts	(4,969)
Administration fees payable	1,803
Transfer agency fees payable	1,902
Fund accounting fees payable	2,251
Compliance services fees payable	105
Service fees payable	109
Other accrued expenses	31,919
Net cash provided by (used in) operating activities	$(37,747,028)
Cash Flows from Financing Activities:
Proceeds from reverse repurchase agreements	2,109,861,456
(Repayments of) reverse repurchase agreements	(2,090,221,376)
Proceeds from capital shares issued	65,601,874
Cash paid for Capital Redemtions	(27,583,509)
Net cash provided by (used in) financing activities	$57,658,445
Net Increase (Decrease) in Cash and Cash Collateral at Brokers	19,911,417
Cash and cash collateral at brokers at the beginning of period	454,684
Cash and cash collateral at brokers at the end of period	$20,366,101
The following table provides a reconciliation of cash and cash collateral at brokers to the statement of assets and liabilities:
Cash	11,102,274
Cash collateral at brokers for investments in futures	9,263,827
Total cash and cash collateral at brokers	$20,366,101
Supplemental Disclosure of Cash Flow Information
Cash paid for interest (excluding costs)	$7,020
Non-cash financing activities not included herein consists of reinvestments of distributions	None

See accompanying notes to the financial statements.

Financial Highlights

242 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	In excess of net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Access Flex Bear High Yield ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$29.93	(0.27)	0.73	0.46	—	—	—	—	$30.39	1.54	%(d)	5.90%	1.78%	(1.78)%	$840	—
Nine Months Ended July 31, 2021	$33.20	(0.41)	(2.86)	(3.27)	—	—	—	—	$29.93	(9.80	)%(d)	9.92%	1.78%	(1.78)%	$445	—
Year Ended October 31, 2020	$33.78	(0.53)	(0.05)	(0.58)	—	—	—	—	$33.20	(1.72)%		5.56%	1.78%	(1.56)%	$845	—
Year Ended October 31, 2019	$37.85	(0.21)	(3.86)	(4.07)	—	—	—	—	$33.78	(10.75)%		5.99%	1.78%	(0.60)%	$807	—
Year Ended October 31, 2018	$38.27	(0.35)	(0.07)	(0.42)	—	—	—	—	$37.85	(1.10)%		5.42%	1.78%	(0.92)%	$591	—
Year Ended October 31, 2017(e)	$40.76	(0.50)	(1.99)	(2.49)	—	—	—	—	$38.27	(6.09	)%(f)	4.18%	1.78%	(1.30)%	$671	—
Year Ended October 31, 2016(e)	$45.65	(0.70)	(4.19)	(4.89)	—	—	—	—	$40.76	(10.73)%		4.24%	1.78%	(1.63)%	$3,028	—
Service Class
Six Months Ended January 31, 2022 (unaudited)	$25.68	(0.39)	0.65	0.26	—	—	—	—	$25.94	1.05	%(d)	6.90%	2.78%	(2.78)%	$7	—
Nine Months Ended July 31, 2021	$28.71	(0.61)	(2.42)	(3.03)	—	—	—	—	$25.68	(10.45	)%(d)	10.92%	2.78%	(2.78)%	$11	—
Year Ended October 31, 2020	$29.49	(0.82)	0.04	(0.78)	—	—	—	—	$28.71	(2.64)%		6.56%	2.78%	(2.56)%	$14	—
Year Ended October 31, 2019	$33.40	(0.53)	(3.38)	(3.91)	—	—	—	—	$29.49	(11.70)%		6.99%	2.78%	(1.60)%	$33	—
Year Ended October 31, 2018	$34.11	(0.69)	(0.02)	(0.07)	—	—	—	—	$33.40	(2.05)%		6.42%	2.78%	(1.92)%	$38	—
Year Ended October 31, 2017(e)	$36.49	(0.85)	(1.53)	(2.38)	—	—	—	—	$34.11	(6.55	)%(f)	5.18%	2.78%	(2.30)%	$116	—
Year Ended October 31, 2016(e)	$41.25	(1.10)	(3.66)	(4.76)	—	—	—	—	$36.49	(11.62)%		5.24%	2.78%	(2.63)%	$169	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	As described in Note 9, adjusted for 1:5 reverse share split that occurred on December 5, 2016.
(f)	During the year ended October 31, 2017, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 3.30%.
(g)	During the year ended October 31, 2017, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.76%.

See accompanying notes to the financial statements.

Financial Highlights :: 243

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	In excess of net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Access Flex High Yield ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$32.91	(0.19)	(0.87)	(1.06)	—	(0.13)	—	(0.13)	$31.72	(3.24	)%(d)	1.78%	1.78%	(1.14)%	$5,052	551	%(d)
Nine Months Ended July 31, 2021	$31.65	(0.34)	2.41	2.07	—	(0.81)	—	(0.81)	$32.91	6.63	%(d)	1.97%	1.78%	(1.39)%	$13,252	944%
Year Ended October 31, 2020	$34.28	(0.39)	(0.98)	(1.37)	—	(1.14)	(0.12)	(1.26)	$31.65	(4.05)%		2.07%	1.88%	(1.17)%	$17,557	1,534%
Year Ended October 31, 2019	$32.40	0.06	3.20	3.26	(0.06)	(1.32)	—	(1.38)	$34.28	10.26%		1.90%	1.90%	0.19%	$19,823	1,362%
Year Ended October 31, 2018	$33.54	0.11	(0.18)	(0.07)	(0.11)	(0.69)	(0.27)	(1.07)	$32.40	(0.21)%		1.77%	1.77%	0.35%	$25,909	1,334%
Year Ended October 31, 2017	$32.66	(0.16)	2.27	2.11	—	(1.23)	—	(1.23)	$33.54	6.58	%(g)	1.81%	1.81%	(0.49)%	$25,367	1,517%
Year Ended October 31, 2016	$33.89	(0.26)	1.94	1.68	—	(2.91)	—	(2.91)	$32.66	5.50%		1.64%	1.64%	(0.80)%	$41,517	1,851%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$32.53	(0.35)	(0.87)	(1.22)	—	(0.05)	—	(0.05)	$31.26	(3.77	)%(d)	2.78%	2.78%	(2.14)%	$2,719	551	%(d)
Nine Months Ended July 31, 2021	$31.33	(0.59)	2.40	1.81	—	(0.61)	—	(0.61)	$32.53	5.81	%(d)	2.97%	2.78%	(2.39)%	$3,527	944%
Year Ended October 31, 2020	$33.80	(0.71)	(0.96)	(1.67)	—	(0.72)	(0.08)	(0.80)	$31.33	(4.98)%		3.07%	2.88%	(2.17)%	$2,806	1,534%
Year Ended October 31, 2019	$32.03	(0.27)	3.15	2.88	—	(1.11)	—	(1.11)	$33.80	9.12%		2.90%	2.90%	(0.81)%	$4,820	1,362%
Year Ended October 31, 2018	$32.80	(0.21)	(0.17)	(0.38)	—	(0.29)	(0.10)	(0.39)	$32.03	(1.15)%		2.77%	2.77%	(0.65)%	$2,648	1,334%
Year Ended October 31, 2017	$31.89	(0.48)	2.22	1.74	—	(0.83)	—	(0.83)	$32.80	5.54	%(g)	2.81%	2.81%	(1.49)%	$5,326	1,517%
Year Ended October 31, 2016	$33.15	(0.57)	1.90	1.33	—	(2.59)	—	(2.59)	$31.89	4.53%		2.64%	2.64%	(1.80)%	$8,834	1,851%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	As described in Note 9, adjusted for 1:5 reverse share split that occurred on December 5, 2016.
(f)	During the year ended October 31, 2017, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 3.30%.
(g)	During the year ended October 31, 2017, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.76%.

See accompanying notes to the financial statements.

244 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From							Ratios to Average Net Assets					Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Banks UltraSector ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$56.72	0.01	7.58	7.59	—		—	—	$64.31	13.38	%(d)	1.62%	1.62%		0.02%		$21,286	49	%(d)
Year Ended July 31, 2021	$28.48	0.23	28.01	28.24	—		—	—	$56.72	99.16%		1.53%	1.53%		0.43%		$122,655	144%
Year Ended July 31, 2020	$50.38	0.47	(22.14)	(21.67)	(0.23)		—	(0.23)	$28.48	(43.26)%		1.72%	1.72%		1.00%		$7,348	260%
Year Ended July 31, 2019	$54.83	0.42	(4.28)	(3.86)	(0.59)		—	(0.59)	$50.38	(6.69)%		1.80%	1.80%		0.88%		$9,484	75%
Year Ended July 31, 2018	$44.79	0.16	9.88	10.04	—		—	—	$54.83	22.39%		1.54%	1.54%		0.30%		$18,887	293%
Year Ended July 31, 2017	$27.42	(0.02)	17.39	17.37	—		—	—	$44.79	63.38%		1.55%	1.55%		(0.06)%		$16,953	252%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$51.99	(0.29)	6.94	6.65	—		—	—	$58.64	12.79	%(d)	2.62%	2.62%		(0.98)%		$785	49	%(d)
Year Ended July 31, 2021	$26.38	(0.19)	25.80	25.61	—		—	—	$51.99	97.08%		2.53%	2.53%		(0.57)%		$925	144%
Year Ended July 31, 2020	$46.98	0.13	(20.73)	(20.60)	—		—	—	$26.38	(43.84)%		2.72%	2.72%		—	%(e)	$300	260%
Year Ended July 31, 2019	$50.85	(0.03)	(3.84)	(3.87)	—		—	—	$46.98	(7.63)%		2.80%	2.80%		(0.12)%		$769	75%
Year Ended July 31, 2018	$41.95	(0.33)	9.23	8.90	—		—	—	$50.85	21.22%		2.54%	2.54%		(0.70)%		$964	293%
Year Ended July 31, 2017	$25.94	(0.38)	16.39	16.01	—		—	—	$41.95	61.66%		2.55%	2.55%		(1.06)%		$1,076	252%
Basic Materials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$101.46	(0.27)	(0.65)	(0.92)	—		—	—	$100.54	(0.91	)%(d)	1.90%	1.83%		(0.53)%		$5,616	130	%(d)
Year Ended July 31, 2021	$63.17	(0.16)	38.67	38.51	(0.01)		(0.21)	(0.22)	$101.46	61.04%		1.82%	1.78%		(0.19)%		$10,709	698%
Year Ended July 31, 2020	$63.98	0.08	(0.89)	(0.81)	—		—	—	$63.17	(1.25)%		2.43%	1.85%		0.15%		$2,897	62%
Year Ended July 31, 2019	$74.26	0.12	(10.40)	(10.28)	—		—	—	$63.98	(13.84)%		2.15%	2.05	%(f)	0.19%		$4,637	179%
Year Ended July 31, 2018	$63.66	(0.11)	10.71	10.60	—		—	—	$74.26	16.65%		1.67%	1.67%		(0.15)%		$7,427	460%
Year Ended July 31, 2017	$52.40	0.13	11.22	11.35	(0.09	)(g)	—	(0.09)	$63.66	21.68%		1.67%	1.61%		0.23%		$8,266	179%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$88.60	(0.73)	(0.49)	(1.22)	—		—	—	$87.38	(1.39	)%(d)	2.90%	2.83%		(1.53)%		$989	130	%(d)
Year Ended July 31, 2021	$55.74	(0.92)	33.99	33.07	—		(0.21)	(0.21)	$88.60	59.44%		2.82%	2.78%		(1.19)%		$983	698%
Year Ended July 31, 2020	$57.02	(0.44)	(0.84)	(1.28)	—		—	—	$55.74	(2.24)%		3.43%	2.85%		(0.85)%		$278	62%
Year Ended July 31, 2019	$66.85	(0.45)	(9.38)	(9.83)	—		—	—	$57.02	(14.72)%		3.15%	3.05	%(f)	(0.81)%		$316	179%
Year Ended July 31, 2018	$57.88	(0.77)	9.74	8.97	—		—	—	$66.85	15.49%		2.67%	2.67%		(1.15)%		$601	460%
Year Ended July 31, 2017	$48.03	(0.38)	10.23	9.85	—		—	—	$57.88	20.50%		2.66%	2.60%		(0.76)%		$639	179%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	Amount is less than 0.005%.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	Subsequent to the issuance of the July 31, 2017 financial statements, $0.09 of the distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

Financial Highlights :: 245

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Bear ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$16.01	(0.13)	(0.64)	(0.77)	—	—	—	$15.24	(4.81	)%(d)	1.66%	1.66%	(1.66)%	$9,316	—
Year Ended July 31, 2021	$22.67	(0.33)	(6.32)	(6.65)	(0.01)	—	(0.01)	$16.01	(29.33)%		1.74%	1.74%	(1.73)%	$9,799	—
Year Ended July 31, 2020	$28.37	(0.25)	(5.38)	(5.63)	(0.07)	—	(0.07)	$22.67	(19.87)%		1.86%	1.86%	(0.95)%	$15,698	—
Year Ended July 31, 2019	$30.45	0.14	(2.22)	(2.08)	—	—	—	$28.37	(6.83)%		1.77%	1.77%	0.48%	$19,388	—
Year Ended July 31, 2018	$35.46	(0.11)	(4.90)	(5.01)	—	—	—	$30.45	(14.13)%		1.59%	1.59%	(0.34)%	$12,790	—
Year Ended July 31, 2017(e)	$41.56	(0.41)	(5.69)	(6.10)	—	—	—	$35.46	(14.66)%		1.63%	1.63%	(1.07)%	$45,370	—
Service Class
Six Months Ended January 31, 2022 (unaudited)	$14.56	(0.20)	(0.57)	(0.77)	—	—	—	$13.79	(5.29	)%(d)	2.66%	2.66%	(2.66)%	$515	—
Year Ended July 31, 2021	$20.82	(0.51)	(5.75)	(6.26)	—	—	—	$14.56	(30.07)%		2.74%	2.74%	(2.73)%	$789	—
Year Ended July 31, 2020	$26.23	(0.50)	(4.91)	(5.41)	—	—	—	$20.82	(20.63)%		2.86%	2.86%	(1.95)%	$677	—
Year Ended July 31, 2019	$28.44	(0.14)	(2.07)	(2.21)	—	—	—	$26.23	(7.77)%		2.77%	2.77%	(0.52)%	$761	—
Year Ended July 31, 2018	$33.46	(0.42)	(4.60)	(5.02)	—	—	—	$28.44	(15.00)%		2.59%	2.59%	(1.34)%	$659	—
Year Ended July 31, 2017(e)	$39.62	(0.79)	(5.37)	(6.16)	—	—	—	$33.46	(15.51)%		2.63%	2.63%	(2.07)%	$2,667	—
Biotechnology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$85.26	(0.16)	(12.40)	(12.56)	—	(12.79)	(12.79)	$59.91	(16.56	)%(d)	1.45%	1.45%	(0.43)%	$130,164	24	%(d)
Year Ended July 31, 2021	$72.23	(0.27)	21.37	21.10	—	(8.07)	(8.07)	$85.26	32.02%		1.55%	1.55%	(0.37)%	$168,280	62%
Year Ended July 31, 2020	$51.90	(0.06)	22.42	22.36	—	(2.03)	(2.03)	$72.23	43.62%		1.61%	1.61%	(0.10)%	$188,065	52%
Year Ended July 31, 2019	$66.16	0.11	(11.50)	(11.39)	—	(2.87)	(2.87)	$51.90	(17.10)%		1.52%	1.52%	0.19%	$161,970	23%
Year Ended July 31, 2018	$63.85	(0.05)	6.85	6.80	—	(4.49)	(4.49)	$66.16	10.94%		1.43%	1.43%	(0.08)%	$246,238	11%
Year Ended July 31, 2017	$56.32	(0.15)	7.68	7.53	—	—	—	$63.85	13.37%		1.45%	1.45%	(0.28)%	$320,937	14%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$61.86	(0.44)	(8.49)	(8.93)	—	(12.79)	(12.79)	$40.14	(17.00	)%(d)	2.45%	2.45%	(1.43)%	$3,942	24	%(d)
Year Ended July 31, 2021	$55.00	(0.80)	15.73	14.93	—	(8.07)	(8.07)	$61.86	30.74%		2.54%	2.54%	(1.36)%	$5,358	62%
Year Ended July 31, 2020	$40.29	(0.52)	17.26	16.74	—	(2.03)	(2.03)	$55.00	42.20%		2.60%	2.60%	(1.09)%	$5,999	52%
Year Ended July 31, 2019	$52.66	(0.35)	(9.15)	(9.50)	—	(2.87)	(2.87)	$40.29	(17.93)%		2.52%	2.52%	(0.80)%	$5,559	23%
Year Ended July 31, 2018	$52.18	(0.58)	5.55	4.97	—	(4.49)	(4.49)	$52.66	9.83%		2.43%	2.43%	(1.08)%	$9,183	11%
Year Ended July 31, 2017	$46.48	(0.60)	6.30	5.70	—	—	—	$52.18	12.26%		2.45%	2.45%	(1.28)%	$12,721	14%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

246 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Bitcoin Strategy ProFund(d)
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$24.70	(0.17)	(1.62)	(1.79)	—	—	—	$22.91	(7.25	)%(e)	1.86%	1.16	%(f)	(1.12)%	$26,802	—
July 28, 2021 through July 31, 2021(g)	$25.00	— (h)	(0.30)	(0.30)	—	—	—	$24.70	(1.20	)%(e)	24.80%	1.30	%(f)	(1.28)%	$524	—
Bull ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$61.91	(0.15)	1.68	1.53	—	(5.48)	(5.48)	$57.96	2.59	%(e)	1.42%	1.42%		(0.50)%	$43,689	9	%(e)
Year Ended July 31, 2021	$48.91	(0.24)	16.31	16.07	(0.16)	(2.91)	(3.07)	$61.91	34.03%		1.55%	1.55%		(0.45)%	$56,064	15%
Year Ended July 31, 2020(i)	$45.33	(0.01)	4.39	4.38	(0.18)	(0.62)	(0.80)	$48.91	9.68%		1.63%	1.63%		(0.01)%	$72,210	84%
Year Ended July 31, 2019(i)	$42.99	0.23	2.35	2.58	—	(0.24)	(0.24)	$45.33	5.99%		1.54%	1.54%		0.54%	$61,121	3%
Year Ended July 31, 2018(i)	$37.65	0.08	5.26	5.34	—	—	—	$42.99	14.20%		1.44%	1.44%		0.21%	$47,074	26%
Year Ended July 31, 2017(i)	$33.11	(0.15)	4.69	4.54	—	—	—	$37.65	13.68%		1.58%	1.58%		(0.44)%	$80,095	4%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$49.77	(0.39)	1.34	0.95	—	(5.48)	(5.48)	$45.24	2.02	%(e)	2.42%	2.42%		(1.50)%	$6,051	9	%(e)
Year Ended July 31, 2021	$40.09	(0.68)	13.27	12.59	—	(2.91)	(2.91)	$49.77	32.73%		2.55%	2.55%		(1.45)%	$7,148	15%
Year Ended July 31, 2020(i)	$37.50	(0.38)	3.59	3.21	—	(0.62)	(0.62)	$40.09	8.57%		2.63%	2.63%		(1.01)%	$5,327	84%
Year Ended July 31, 2019(i)	$35.96	(0.12)	1.90	1.78	—	(0.24)	(0.24)	$37.50	4.93%		2.54%	2.54%		(0.45)%	$4,232	3%
Year Ended July 31, 2018(i)	$31.80	(0.25)	4.41	4.16	—	—	—	$35.96	13.08%		2.43%	2.43%		(0.78)%	$4,676	26%
Year Ended July 31, 2017(i)	$28.25	(0.45)	4.00	3.55	—	—	—	$31.80	12.55%		2.58%	2.58%		(1.44)%	$8,533	4%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Consolidated Financial Highlights.
(e)	Not annualized for periods less than one year.
(f)	The expense ratios reflect all interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts (FCM fees). Excluding interest expense and these other costs, the net expense ratio would have been 0.84%.
(g)	Period from commencement of operations.
(h)	Amount is less than $0.005.
(i)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

Financial Highlights :: 247

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Communication Services UltraSector ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$172.73	(0.88)	(26.44)	(27.32)	—	(1.17)	(1.17)	$144.24	(15.86	)%(d)	1.80%	1.78%		(1.07)%	$7,660	28	%(d)
Year Ended July 31, 2021	$104.67	(1.61)	69.67	68.06	—	—	—	$172.73	65.05%		1.91%	1.82%		(1.17)%	$11,327	138%
Year Ended July 31, 2020	$92.86	(0.99)	15.68	14.69	(2.88)	—	(2.88)	$104.67	16.07%		2.37%	2.11	%(e)	(1.08)%	$5,587	82%
Year Ended July 31, 2019	$72.76	2.15	17.95	20.10	—	—	—	$92.86	27.62%		1.62%	1.62%		2.51%	$10,109	805%
Year Ended July 31, 2018	$72.31	0.03	0.42	0.45	—	—	—	$72.76	0.62%		2.22%	1.78%		0.05%	$5,680	818%
Year Ended July 31, 2017	$61.09	(1.02)	12.24	11.22	—	—	—	$72.31	18.37%		1.82%	1.78%		(1.46)%	$7,108	562%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$140.52	(1.55)	(21.25)	(22.80)	—	(1.17)	(1.17)	$116.55	(16.28	)%(d)	2.80%	2.78%		(2.07)%	$194	28	%(d)
Year Ended July 31, 2021	$85.98	(2.72)	57.26	54.54	—	—	—	$140.52	63.43%		2.91%	2.82%		(2.17)%	$205	138%
Year Ended July 31, 2020	$76.53	(1.74)	12.99	11.25	(1.80)	—	(1.80)	$85.98	14.89%		3.37%	3.11	%(e)	(2.08)%	$153	82%
Year Ended July 31, 2019	$60.55	1.45	14.53	15.98	—	—	—	$76.53	26.35%		2.62%	2.62%		1.51%	$166	805%
Year Ended July 31, 2018	$60.80	(0.54)	0.29	(0.25)	—	—	—	$60.55	(0.38)%		3.22%	2.78%		(0.95)%	$123	818%
Year Ended July 31, 2017	$51.86	(1.62)	10.56	8.94	—	—	—	$60.80	17.22%		2.82%	2.78%		(2.46)%	$313	562%
Consumer Goods UltraSector ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$91.85	(0.26)	8.26	8.00	—	(4.39)	(4.39)	$95.46	8.53	%(d)	1.80%	1.76%		(0.54)%	$9,644	49	%(d)
Year Ended July 31, 2021(f)	$59.24	(0.31)	32.92	32.61	—	—	—	$91.85	55.06%		1.88%	1.78%		(0.40)%	$4,950	209%
Year Ended July 31, 2020(f)	$53.09	0.23	7.52	7.75	—	(1.60)	(1.60)	$59.24	14.68%		2.08%	1.78%		0.44%	$7,596	162%
Year Ended July 31, 2019(f)	$51.20	0.07	2.51	2.58	(0.69)	—	(0.69)	$53.09	5.40%		2.11%	1.91%		0.15%	$4,495	46%
Year Ended July 31, 2018(f)	$53.04	0.23	(1.15)	(0.92)	(0.04)	(0.88)	(0.92)	$51.20	(1.87)%		1.89%	1.83%		0.44%	$5,321	155%
Year Ended July 31, 2017(f)	$49.21	0.10	3.73	3.83	—	—	—	$53.04	7.77%		1.76%	1.76%		0.19%	$28,186	199%
Service Class
Six Months Ended
January 31, 2022 (unaudited)	$81.66	(0.70)	7.39	6.69	—	(4.39)	(4.39)	$83.96	8.00	%(d)	2.80%	2.76%		(1.54)%	$751	49	%(d)
Year Ended July 31, 2021(f)	$53.19	(1.01)	29.48	28.47	—	—	—	$81.66	53.53%		2.88%	2.78%		(1.40)%	$441	209%
Year Ended July 31, 2020(f)	$48.29	(0.25)	6.75	6.50	—	(1.60)	(1.60)	$53.19	13.53%		3.08%	2.78%		(0.56)%	$457	162%
Year Ended July 31, 2019(f)	$46.44	(0.37)	2.36	1.99	(0.14)	—	(0.14)	$48.29	4.38%		3.09%	2.89%		(0.83)%	$391	46%
Year Ended July 31, 2018(f)	$48.62	(0.25)	(1.05)	(1.30)	—	(0.88)	(0.88)	$46.44	(2.85)%		2.89%	2.83%		(0.56)%	$699	155%
Year Ended July 31, 2017(f)	$45.56	(0.35)	3.41	3.06	—	—	—	$48.62	6.72%		2.76%	2.76%		(0.81)%	$1,077	199%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(f)	As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

248 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Consumer Services UltraSector ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$72.77	(0.33)	(7.12)	(7.45)	—	(5.74)	(5.74)	$59.58	(11.22	)%(d)	1.50%	1.50%	(0.93)%	$47,391	24	%(d)
Year Ended July 31, 2021	$54.08	(0.64)	21.74	21.10	—	(2.41)	(2.41)	$72.77	39.66%		1.56%	1.56%	(0.97)%	$76,287	130%
Year Ended July 31, 2020(e)	$46.43	(0.24)	7.89	7.65	—	—	—	$54.08	16.47%		1.67%	1.67%	(0.53)%	$44,827	80%
Year Ended July 31, 2019(e)	$43.14	(0.06)	5.21	5.15	—	(1.86)	(1.86)	$46.43	13.46%		1.57%	1.57%	(0.13)%	$90,523	106%
Year Ended July 31, 2018(e)	$34.40	(0.09)	9.58	9.49	—	(0.75)	(0.75)	$43.14	27.92%		1.52%	1.52%	(0.22)%	$131,835	35%
Year Ended July 31, 2017(e)	$29.22	(0.10)	5.28	5.18	—	—	—	$34.40	17.70%		1.58%	1.58%	(0.32)%	$32,182	123%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$60.86	(0.64)	(5.74)	(6.38)	—	(5.74)	(5.74)	$48.74	(11.67	)%(d)	2.50%	2.50%	(1.93)%	$924	24	%(d)
Year Ended July 31, 2021	$45.99	(1.19)	18.47	17.28	—	(2.41)	(2.41)	$60.86	38.29%		2.56%	2.56%	(1.97)%	$1,594	130%
Year Ended July 31, 2020(e)	$39.89	(0.63)	6.73	6.10	—	—	—	$45.99	15.30%		2.67%	2.67%	(1.53)%	$1,595	80%
Year Ended July 31, 2019(e)	$37.73	(0.43)	4.45	4.02	—	(1.86)	(1.86)	$39.89	12.34%		2.57%	2.57%	(1.13)%	$2,524	106%
Year Ended July 31, 2018(e)	$30.47	(0.43)	8.44	8.01	—	(0.75)	(0.75)	$37.73	26.64%		2.52%	2.52%	(1.22)%	$5,163	35%
Year Ended July 31, 2017(e)	$26.15	(0.38)	4.70	4.32	—	—	—	$30.47	16.52%		2.58%	2.58%	(1.32)%	$1,077	123%
Europe 30 ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$13.97	0.08	0.40 (f)	0.48	(0.12)	—	(0.12)	$14.33	3.50	%(d)	2.24%	1.78%	1.10%	$2,699	249	%(d)
Year Ended July 31, 2021	$10.91	0.13	3.23	3.36	(0.30)	—	(0.30)	$13.97	31.39%		2.15%	1.78%	1.03%	$3,190	522%
Year Ended July 31, 2020	$12.56	0.16	(1.70)	(1.54)	(0.11)	—	(0.11)	$10.91	(12.42)%		2.20%	1.78%	1.35%	$4,306	1,122%
Year Ended July 31, 2019	$14.58	0.25	(0.86)	(0.61)	(1.41)	—	(1.41)	$12.56	(3.95	)%(g)	2.23%	1.78%	1.96%	$4,997	1,311%
Year Ended July 31, 2018	$13.99	0.17	0.56	0.73	(0.14)	—	(0.14)	$14.58	5.30	%(h)	1.87%	1.75%	1.19%	$3,109	540%
Year Ended July 31, 2017	$11.99	0.24	2.15	2.39	(0.39)	—	(0.39)	$13.99	20.40%		1.82%	1.78%	1.90%	$11,133	1,157%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$15.25	— (i)	0.46 (f)	0.46	(0.12)	—	(0.12)	$15.59	3.07	%(d)	3.24%	2.78%	0.10%	$214	249	%(d)
Year Ended July 31, 2021	$11.90	(0.01)	3.54	3.53	(0.18)	—	(0.18)	$15.25	30.05%		3.15%	2.78%	0.03%	$212	522%
Year Ended July 31, 2020	$13.74	0.03	(1.87)	(1.84)	—	—	—	$11.90	(13.46)%		3.20%	2.78%	0.35%	$159	1,122%
Year Ended July 31, 2019	$15.32	0.11	(0.83)	(0.72)	(0.86)	—	(0.86)	$13.74	(4.80	)%(g)	3.23%	2.78%	0.96%	$265	1,311%
Year Ended July 31, 2018	$14.72	0.02	0.58	0.60	—	—	—	$15.32	4.14	%(h)	2.87%	2.75%	0.19%	$328	540%
Year Ended July 31, 2017	$12.35	0.10	2.27	2.37	—	—	—	$14.72	19.19%		2.82%	2.78%	0.90%	$477	1,157%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g)	During the year ended July 31, 2019, the ProFund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 2.65%.
(h)	During the year ended July 31, 2018, the ProFund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.44%.
(i)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 249

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Falling U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$16.23	(0.14)	(0.79)	(0.93)	—	—	—	$15.30	(5.73	)%(d)	5.97%	1.78%	(1.78)%	$1,126	—
Year Ended July 31, 2021	$16.41	(0.29)	0.11 (e)	(0.18)	—	—	—	$16.23	(1.10)%		3.20%	1.78%	(1.77)%	$1,240	—
Year Ended July 31, 2020	$15.97	(0.12)	0.56	0.44	—	—	—	$16.41	2.76	%(f)	5.66%	1.78%	(0.78)%	$1,230	—
Year Ended July 31, 2019	$17.03	0.08	(1.14)	(1.06)	—	—	—	$15.97	(6.22)%		2.98%	1.78%	0.48%	$1,000	—
Year Ended July 31, 2018	$17.77	(0.08)	(0.66)	(0.74)	—	—	—	$17.03	(4.16)%		2.96%	1.78%	(0.44)%	$1,255	—
Year Ended July 31, 2017	$17.76	(0.22)	0.23	0.01	—	—	—	$17.77	0.06%		3.38%	1.78%	(1.33)%	$1,965	—
Service Class
Six Months Ended January 31, 2022 (unaudited)	$14.71	(0.22)	(0.64)	(0.86)	—	—	—	$13.85	(6.31	)%(d)	6.97%	2.78%	(2.78)%	$2	—
Year Ended July 31, 2021	$15.05	(0.44)	0.10 (e)	(0.34)	—	—	—	$14.71	(2.12)%		4.20%	2.78%	(2.77)%	$2	—
Year Ended July 31, 2020	$14.81	(0.27)	0.51	0.24	—	—	—	$15.05	1.82	%(f)	6.66%	2.78%	(1.78)%	$2	—
Year Ended July 31, 2019	$15.93	(0.08)	(1.04)	(1.12)	—	—	—	$14.81	(7.09)%		3.98%	2.78%	(0.52)%	$7	—
Year Ended July 31, 2018	$16.78	(0.24)	(0.61)	(0.85)	—	—	—	$15.93	(5.07)%		3.96%	2.78%	(1.44)%	$744	—
Year Ended July 31, 2017	$16.92	(0.38)	0.24	(0.14)	—	—	—	$16.78	(0.89)%		4.38%	2.78%	(2.33)%	$487	—
Financials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$32.99	(0.03)	2.11	2.08	—	(2.40)	(2.40)	$32.67	6.32	%(d)	1.69%	1.69%	(0.15)%	$7,872	221	%(d)
Year Ended July 31, 2021	$19.18	(0.11)	13.92	13.81	—	—	—	$32.99	72.00%		1.79%	1.75%	(0.38)%	$11,499	650%
Year Ended July 31, 2020	$24.82	0.03	(5.21)	(5.18)	(0.46)	—	(0.46)	$19.18	(21.40)%		1.87%	1.84%	0.13%	$4,239	271%
Year Ended July 31, 2019	$23.18	0.13	1.51	1.64	—	—	—	$24.82	7.07%		1.72%	1.72%	0.56%	$39,881	394%
Year Ended July 31, 2018	$19.90	0.01	3.27	3.28	—	—	—	$23.18	16.48%		1.66%	1.66%	0.06%	$9,238	360%
Year Ended July 31, 2017	$14.65	(0.01)	5.26	5.25	—	—	—	$19.90	35.84%		1.68%	1.68%	(0.03)%	$15,981	211%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$27.76	(0.17)	1.79	1.62	—	(2.40)	(2.40)	$26.98	5.84	%(d)	2.69%	2.69%	(1.15)%	$711	221	%(d)
Year Ended July 31, 2021	$16.31	(0.33)	11.78	11.45	—	—	—	$27.76	70.20%		2.79%	2.75%	(1.38)%	$675	650%
Year Ended July 31, 2020	$21.11	(0.16)	(4.48)	(4.64)	(0.16)	—	(0.16)	$16.31	(22.20)%		2.87%	2.84%	(0.87)%	$443	271%
Year Ended July 31, 2019	$19.91	(0.07)	1.27	1.20	—	—	—	$21.11	5.97%		2.72%	2.72%	(0.44)%	$1,326	394%
Year Ended July 31, 2018	$17.27	(0.18)	2.82	2.64	—	—	—	$19.91	15.34%		2.66%	2.66%	(0.94)%	$811	360%
Year Ended July 31, 2017	$12.83	(0.16)	4.60	4.44	—	—	—	$17.27	34.61%		2.68%	2.68%	(1.03)%	$1,588	211%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	During the year ended July 31, 2019, the ProFund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 2.65%.

See accompanying notes to the financial statements.

250 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Health Care UltraSector ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$106.01	(0.28)	(4.89)	(5.17)	—	—	—	$100.84	(4.88	)%(d)	1.54%	1.54%	(0.52)%	$18,666	64	%(d)
Year Ended July 31, 2021	$75.52	(0.50)	30.99	30.49	—	—	—	$106.01	40.37%		1.73%	1.73%	(0.59)%	$40,753	226%
Year Ended July 31, 2020	$61.57	(0.19)	14.17	13.98	(0.03)	—	(0.03)	$75.52	22.71%		1.78%	1.78%	(0.28)%	$46,004	201%
Year Ended July 31, 2019	$60.66	0.10	0.83	0.93	(0.02)	—	(0.02)	$61.57	1.54%		1.58%	1.58%	0.16%	$14,650	226%
Year Ended July 31, 2018	$56.25	(0.05)	10.27	10.22	—	(5.81)	(5.81)	$60.66	19.30%		1.56%	1.56%	(0.09)%	$39,320	151%
Year Ended July 31, 2017	$51.01	(0.14)	5.38	5.24	—	—	—	$56.25	10.25%		1.58%	1.58%	(0.27)%	$60,081	215%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$86.59	(0.71)	(3.92)	(4.63)	—	—	—	$81.96	(5.36	)%(d)	2.54%	2.54%	(1.52)%	$1,200	64	%(d)
Year Ended July 31, 2021	$62.29	(1.19)	25.49	24.30	—	—	—	$86.59	39.03%		2.71%	2.71%	(1.57)%	$1,213	226%
Year Ended July 31, 2020	$51.25	(0.73)	11.77	11.04	—	—	—	$62.29	21.54%		2.74%	2.74%	(1.24)%	$1,180	201%
Year Ended July 31, 2019	$50.97	(0.40)	0.68	0.28	—	—	—	$51.25	0.55%		2.55%	2.55%	(0.81)%	$1,328	226%
Year Ended July 31, 2018	$48.57	(0.53)	8.74	8.21	—	(5.81)	(5.81)	$50.97	18.14%		2.55%	2.55%	(1.08)%	$2,230	151%
Year Ended July 31, 2017	$44.49	(0.57)	4.65	4.08	—	—	—	$48.57	9.17%		2.58%	2.58%	(1.27)%	$2,507	215%
Industrials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$61.05	(0.22)	(5.27)	(5.49)	—	(2.07)	(2.07)	$53.49	(9.24	)%(d)	1.74%	1.74%	(0.73)%	$5,314	110	%(d)
Year Ended July 31, 2021	$36.50	(0.44)	24.99	24.55	—	—	—	$61.05	67.26%		1.86%	1.78%	(0.84)%	$19,362	427%
Year Ended July 31, 2020(e)	$39.16	(0.09)	(2.57)	(2.66)	—	—	—	$36.50	(6.78)%		2.12%	1.87%	(0.23)%	$4,033	57%
Year Ended July 31, 2019(e)	$36.86	(0.04)	2.34	2.30	—	—	—	$39.16	6.22%		1.84%	1.84%	(0.10)%	$9,520	485%
Year Ended July 31, 2018(e)	$31.94	(0.04)	6.39	6.35	—	(1.43)	(1.43)	$36.86	20.04%		1.63%	1.63%	(0.12)%	$7,850	240%
Year Ended July 31, 2017(e)	$25.23	(0.06)	6.77	6.71	—	—	—	$31.94	26.61%		1.72%	1.72%	(0.21)%	$27,147	294%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$52.23	(0.48)	(4.43)	(4.91)	—	(2.07)	(2.07)	$45.25	(9.71	)%(d)	2.74%	2.74%	(1.73)%	$334	110	%(d)
Year Ended July 31, 2021	$31.55	(0.89)	21.57	20.68	—	—	—	$52.23	65.58%		2.86%	2.78%	(1.84)%	$404	427%
Year Ended July 31, 2020(e)	$34.18	(0.42)	(2.21)	(2.63)	—	—	—	$31.55	(7.69)%		3.12%	2.87%	(1.23)%	$226	57%
Year Ended July 31, 2019(e)	$32.50	(0.35)	2.03	1.68	—	—	—	$34.18	5.16%		2.84%	2.84%	(1.10)%	$962	485%
Year Ended July 31, 2018(e)	$28.59	(0.35)	5.69	5.34	—	(1.43)	(1.43)	$32.50	18.83%		2.63%	2.63%	(1.12)%	$510	240%
Year Ended July 31, 2017(e)	$22.80	(0.31)	6.10	5.79	—	—	—	$28.59	25.36%		2.72%	2.72%	(1.21)%	$889	294%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

Financial Highlights :: 251

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Internet UltraSector ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$79.79	(0.46)	(18.99)	(19.45)	(10.63)	(10.63)	$49.71	(26.83	)%(d)	1.43%	1.43%	(1.27)%		$144,376	14	%(d)
Year Ended July 31, 2021(e)	$66.20	(0.95)	28.88	27.93	(14.34)	(14.34)	$79.79	45.51%		1.52%	1.52%	(1.34)%		$224,716	55%
Year Ended July 31, 2020(e)	$49.72	(0.46)	17.00	16.54	(0.06)	(0.06)	$66.20	33.31%		1.60%	1.60%	(0.97)%		$206,228	59%
Year Ended July 31, 2019(e)	$46.29	(0.34)	3.78	3.43	—	—	$49.72	7.43%		1.50%	1.50%	(0.75)%		$209,745	61%
Year Ended July 31, 2018(e)	$32.50	(0.38)	17.40	17.02	(3.23)	(3.23)	$46.29	55.54%		1.42%	1.42%	(0.94)%		$275,914	69%
Year Ended July 31, 2017(e)	$23.08	(0.31)	9.78	9.47	(0.05)	(0.05)	$32.50	41.01%		1.46%	1.46%	(1.17)%		$139,470	27%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$56.65	(0.71)	(12.73)	(13.44)	(10.63)	(10.63)	$32.58	(27.20	)%(d)	2.43%	2.43%	(2.27)%		$7,156	14	%(d)
Year Ended July 31, 2021(e)	$50.74	(1.49)	21.74	20.25	(14.34)	(14.34)	$56.65	44.07%		2.52%	2.52%	(2.34)%		$14,190	55%
Year Ended July 31, 2020(e)	$38.50	(0.83)	13.13	12.30	(0.06)	(0.06)	$50.74	32.01%		2.60%	2.60%	(1.97)%		$9,906	59%
Year Ended July 31, 2019(e)	$36.20	(0.70)	3.00	2.30	—	—	$38.50	6.35%		2.50%	2.50%	(1.75)%		$10,311	61%
Year Ended July 31, 2018(e)	$26.25	(0.70)	13.88	13.18	(3.23)	(3.23)	$36.20	54.00%		2.42%	2.42%	(1.94)%		$16,652	69%
Year Ended July 31, 2017(e)	$18.84	(0.53)	7.99	7.46	(0.05)	(0.05)	$26.25	39.59%		2.46%	2.46%	(2.17)%		$8,697	27%
Large-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$146.04	(0.57)	2.38	1.81	(1.56)	(1.56)	$146.29	1.14	%(d)	1.44%	1.44%	(0.75)%		$15,429	348	%(d)
Year Ended July 31, 2021	$111.89	(0.81)	39.10	38.29	(4.14)	(4.14)	$146.04	34.95%		1.59%	1.59%	(0.66)%		$31,409	297%
Year Ended July 31, 2020	$95.94	(0.33)	20.61	20.28	(4.33)	(4.33)	$111.89	21.78%		1.69%	1.69%	(0.34)%		$50,145	358%
Year Ended July 31, 2019	$90.85	(0.12)	6.68	6.56	(1.47)	(1.47)	$95.94	7.56%		1.61%	1.61%	(0.14)%		$22,113	536%
Year Ended July 31, 2018	$77.09	(0.15)	15.06	14.91	(1.15)	(1.15)	$90.85	19.47%		1.57%	1.57%	(0.18)%		$33,364	380%
Year Ended July 31, 2017	$68.05	— (f)	9.97	9.97	(0.93)	(0.93)	$77.09	14.82%		1.68%	1.68%	—	%(g)	$32,726	592%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$118.11	(1.19)	2.08	0.89	(1.56)	(1.56)	$117.44	0.64	%(d)	2.43%	2.43%	(1.74)%		$1,778	348	%(d)
Year Ended July 31, 2021	$92.09	(1.83)	31.99	30.16	(4.14)	(4.14)	$118.11	33.61%		2.58%	2.58%	(1.66)%		$1,467	297%
Year Ended July 31, 2020	$80.47	(1.14)	17.09	15.95	(4.33)	(4.33)	$92.09	20.53%		2.69%	2.69%	(1.34)%		$1,014	358%
Year Ended July 31, 2019	$77.22	(0.89)	5.61	4.72	(1.47)	(1.47)	$80.47	6.50%		2.61%	2.61%	(1.14)%		$3,894	536%
Year Ended July 31, 2018	$66.34	(0.85)	12.88	12.03	(1.15)	(1.15)	$77.22	18.28%		2.57%	2.57%	(1.18)%		$1,307	380%
Year Ended July 31, 2017	$59.27	(0.62)	8.62	8.00	(0.93)	(0.93)	$66.34	13.68%		2.68%	2.68%	(1.00)%		$3,945	592%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.
(f)	Amount is less than $0.005.
(g)	Amount is less than 0.005%.

See accompanying notes to the financial statements.

252 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
Large-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$84.34	0.02	3.25 (d)	3.27	(0.59)	—	(0.59)	$87.02	3.87	%(e)	1.84%	1.83%		0.05%	$26,406	554	%(e)
Year Ended July 31, 2021	$63.28	0.47	20.59	21.06	—	—	—	$84.34	33.28%		1.71%	1.71%		0.63%	$4,334	769%
Year Ended July 31, 2020	$66.30	0.64	(3.66)	(3.02)	—	—	—	$63.28	(4.55)%		1.75%	1.75%		0.94%	$4,704	481%
Year Ended July 31, 2019	$66.02	0.45	2.05	2.50	—	(2.22)	(2.22)	$66.30	4.38%		1.80%	1.77%		0.71%	$11,810	1,011%
Year Ended July 31, 2018	$61.42	0.40	4.84	5.24	(0.42)	(0.22)	(0.64)	$66.02	8.55%		1.85%	1.78%		0.64%	$5,296	788%
Year Ended July 31, 2017	$54.89	0.43	6.23	6.66	(0.13)	—	(0.13)	$61.42	12.12%		1.85%	1.78%		0.75%	$6,916	498%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$73.84	(0.36)	2.84 (d)	2.48	—	—	—	$76.32	3.36	%(e)	2.84%	2.83%		(0.95)%	$1,810	554	%(e)
Year Ended July 31, 2021	$55.95	(0.19)	18.08	17.89	—	—	—	$73.84	31.97%		2.71%	2.71%		(0.37)%	$1,855	769%
Year Ended July 31, 2020	$59.23	0.05	(3.33)	(3.28)	—	—	—	$55.95	(5.54)%		2.75%	2.75%		(0.06)%	$1,421	481%
Year Ended July 31, 2019	$59.82	(0.12)	1.75	1.63	—	(2.22)	(2.22)	$59.23	3.37%		2.80%	2.77%		(0.29)%	$1,233	1,011%
Year Ended July 31, 2018	$55.88	(0.18)	4.34	4.16	—	(0.22)	(0.22)	$59.82	7.44%		2.85%	2.78%		(0.36)%	$635	788%
Year Ended July 31, 2017	$50.33	(0.10)	5.65	5.55	—	—	—	$55.88	11.01%		2.85%	2.78%		(0.25)%	$2,159	498%
Mid-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$128.38	(0.74)	(6.09)	(6.83)	—	(26.94)	(26.94)	$94.61	(7.03	)%(e)	2.18%	2.10	%(f)	(1.26)%	$2,634	115	%(e)
Year Ended July 31, 2021	$96.99	(0.78)	35.25	34.47	—	(3.08)	(3.08)	$128.38	35.95%		1.69%	1.69%		(0.74)%	$3,719	233%
Year Ended July 31, 2020	$94.01	(0.79)	3.77	2.98	—	—	—	$96.99	3.17%		1.77%	1.77%		(0.88)%	$38,215	457%
Year Ended July 31, 2019	$93.83	(0.40)	0.58	0.18	—	—	—	$94.01	0.19%		1.73%	1.73%		(0.44)%	$17,792	385%
Year Ended July 31, 2018	$82.27	(0.50)	12.06	11.56	—	—	—	$93.83	14.05%		1.70%	1.70%		(0.56)%	$19,895	384%
Year Ended July 31, 2017	$73.58	(0.44)	9.13	8.69	—	—	—	$82.27	11.81%		1.80%	1.78%		(0.59)%	$9,086	242%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$104.06	(1.23)	(4.35)	(5.58)	—	(26.94)	(26.94)	$71.54	(7.50	)%(e)	3.18%	3.10	%(f)	(2.26)%	$670	115	%(e)
Year Ended July 31, 2021	$79.88	(1.74)	29.00	27.26	—	(3.08)	(3.08)	$104.06	34.61%		2.69%	2.69%		(1.74)%	$782	233%
Year Ended July 31, 2020	$78.22	(1.56)	3.22	1.66	—	—	—	$79.88	2.12%		2.77%	2.77%		(1.88)%	$780	457%
Year Ended July 31, 2019	$78.84	(1.15)	0.53	(0.62)	—	—	—	$78.22	(0.79)%		2.73%	2.73%		(1.44)%	$2,315	385%
Year Ended July 31, 2018	$69.82	(1.25)	10.27	9.02	—	—	—	$78.84	12.92%		2.70%	2.70%		(1.56)%	$950	384%
Year Ended July 31, 2017	$63.07	(1.09)	7.84	6.75	—	—	—	$69.82	10.68%		2.80%	2.78%		(1.59)%	$1,305	242%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 253

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From							Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$112.82	(0.46)	(2.72)	(3.18)	—		(2.51)	(2.51)	$107.13	(2.93	)%(d)	1.89%	1.85%		(0.82)%	$6,103	9	%(d)
Year Ended July 31, 2021	$78.62	(1.05)	35.48	34.43	—		(0.23)	(0.23)	$112.82	43.91%		1.83%	1.83%		(1.06)%	$6,198	107%
Year Ended July 31, 2020	$87.39	(0.41)	(4.01)	(4.42)	(0.08)		(4.27)	(4.35)	$78.62	(5.52)%		1.97%	1.97	%(e)	(0.52)%	$4,207	238%
Year Ended July 31, 2019	$91.18	0.02	(1.59)	(1.57)	(0.05)		(2.17)	(2.22)	$87.39	(1.25)%		1.67%	1.67%		0.03%	$7,025	43%
Year Ended July 31, 2018	$87.31	(0.20)	10.73	10.53	—		(6.66)	(6.66)	$91.18	12.38%		1.54%	1.54%		(0.23)%	$19,933	21%
Year Ended July 31, 2017	$77.58	(0.42)	10.15	9.73	—		—	—	$87.31	12.54%		1.57%	1.57%		(0.51)%	$47,686	603%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$90.61	(0.92)	(2.04)	(2.96)	—		(2.51)	(2.51)	$85.14	(3.42	)%(d)	2.89%	2.85%		(1.82)%	$776	9	%(d)
Year Ended July 31, 2021	$63.84	(1.86)	28.86	27.00	—		(0.23)	(0.23)	$90.61	42.47%		2.83%	2.83%		(2.06)%	$816	107%
Year Ended July 31, 2020	$72.34	(1.07)	(3.16)	(4.23)	—		(4.27)	(4.27)	$63.84	(6.45)%		2.97%	2.97	%(e)	(1.52)%	$556	238%
Year Ended July 31, 2019	$76.62	(0.69)	(1.42)	(2.11)	—		(2.17)	(2.17)	$72.34	(2.23)%		2.67%	2.67%		(0.97)%	$2,655	43%
Year Ended July 31, 2018	$75.06	(0.96)	9.18	8.22	—		(6.66)	(6.66)	$76.62	11.26%		2.54%	2.54%		(1.23)%	$783	21%
Year Ended July 31, 2017	$67.36	(1.13)	8.83	7.70	—		—	—	$75.06	11.41%		2.57%	2.57%		(1.51)%	$952	603%
Mid-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$95.91	0.10	1.20	1.30	—		(0.89)	(0.89)	$96.32	1.33	%(d)	1.87%	1.78%		0.21%	$3,345	187	%(d)
Year Ended July 31, 2021	$62.48	0.10	33.50	33.60	(0.17)		—	(0.17)	$95.91	53.86%		1.86%	1.78%		0.13%	$4,856	772%
Year Ended July 31, 2020	$73.65	0.20	(11.06)	(10.86)	(0.31	)(f)	—	(0.31)	$62.48	(14.82	)%(g)	2.10%	1.78%		0.29%	$4,189	322%
Year Ended July 31, 2019	$78.08	0.08	(2.04)	(1.96)	(0.11)		(2.36)	(2.47)	$73.65	(1.94)%		1.78%	1.78%		0.11%	$5,554	708%
Year Ended July 31, 2018	$78.19	(0.11)	8.25	8.14	—		(8.25)	(8.25)	$78.08	10.85%		1.94%	1.78%		(0.15)%	$7,731	312%
Year Ended July 31, 2017	$69.63	(0.01)	8.99	8.98	(0.18)		(0.24)	(0.42)	$78.19	12.90%		1.85%	1.78%		(0.01)%	$7,609	281%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$77.37	(0.30)	0.96	0.66	—		(0.89)	(0.89)	$77.14	0.82	%(d)	2.87%	2.78%		(0.79)%	$668	187	%(d)
Year Ended July 31, 2021	$50.79	(0.57)	27.15	26.58	—		—	—	$77.37	52.35%		2.86%	2.78%		(0.87)%	$649	772%
Year Ended July 31, 2020	$60.23	(0.36)	(9.08)	(9.44)	—		—	—	$50.79	(15.67	)%(g)	3.10%	2.78%		(0.71)%	$417	322%
Year Ended July 31, 2019	$64.88	(0.52)	(1.77)	(2.29)	—		(2.36)	(2.36)	$60.23	(2.89)%		2.78%	2.78%		(0.89)%	$587	708%
Year Ended July 31, 2018	$66.90	(0.76)	6.99	6.23	—		(8.25)	(8.25)	$64.88	9.73%		2.94%	2.78%		(1.15)%	$562	312%
Year Ended July 31, 2017	$60.06	(0.64)	7.72	7.08	—		(0.24)	(0.24)	$66.90	11.78%		2.85%	2.78%		(1.01)%	$626	281%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(f)	Subsequent to the issuance of the July 31, 2020 financial statements, $0.05 of the distribution was determined to be a return of capital.
(g)	During the year ended July 31, 2020, the ProFund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.22%.

See accompanying notes to the financial statements.

254 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
Nasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$139.20	(0.74)	(0.39	)(d)	(1.13)	—	(3.69)	(3.69)	$134.38	(1.04	)%(e)	1.41%	1.41%	(1.04)%	$70,773	189	%(e)
Year Ended July 31, 2021	$104.21	(1.20)	37.52		36.32	—	(1.33)	(1.33)	$139.20	35.07%		1.48%	1.48%	(1.01)%	$153,313	440%
Year Ended July 31, 2020	$76.83	(0.54)	28.66		28.12	—	(0.74)	(0.74)	$104.21	36.83%		1.56%	1.56%	(0.65)%	$108,633	39%
Year Ended July 31, 2019	$71.37	0.02	5.44		5.46	—	—	—	$76.83	7.65%		1.52%	1.52%	0.03%	$101,799	15%
Year Ended July 31, 2018	$58.96	(0.19)	13.07		12.88	—	(0.47)	(0.47)	$71.37	21.94%		1.44%	1.44%	(0.30)%	$83,056	3%
Year Ended July 31, 2017	$47.81	(0.33)	11.48		11.15	—	—	—	$58.96	23.32%		1.49%	1.49%	(0.64)%	$99,069	4%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$111.10	(1.32)	(0.06	)(d)	(1.38)	—	(3.69)	(3.69)	$106.03	(1.54	)%(e)	2.41%	2.41%	(2.04)%	$7,236	189	%(e)
Year Ended July 31, 2021	$84.23	(2.15)	30.35		28.20	—	(1.33)	(1.33)	$111.10	33.74%		2.48%	2.48%	(2.01)%	$7,473	440%
Year Ended July 31, 2020	$62.84	(1.22)	23.35		22.13	—	(0.74)	(0.74)	$84.23	35.48%		2.55%	2.55%	(1.64)%	$8,412	39%
Year Ended July 31, 2019	$58.96	(0.56)	4.44		3.88	—	—	—	$62.84	6.58%		2.51%	2.51%	(0.96)%	$5,884	15%
Year Ended July 31, 2018	$49.27	(0.74)	10.90		10.16	—	(0.47)	(0.47)	$58.96	20.75%		2.44%	2.44%	(1.30)%	$8,137	3%
Year Ended July 31, 2017	$40.36	(0.78)	9.69		8.91	—	—	—	$49.27	22.05%		2.49%	2.49%	(1.64)%	$5,022	4%
Oil & Gas UltraSector ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$19.35	0.21	10.19		10.40	(0.37)	—	(0.37)	$29.38	54.25	%(e)	1.53%	1.53%	1.82%	$38,085	55	%(e)
Year Ended July 31, 2021	$11.97	0.23	7.38		7.61	(0.23)	—	(0.23)	$19.35	64.47%		1.64%	1.64%	1.36%	$29,753	239%
Year Ended July 31, 2020	$29.28	0.29	(17.22)		(16.93)	(0.38)	—	(0.38)	$11.97	(58.57)%		1.87%	1.87%	1.61%	$11,544	40%
Year Ended July 31, 2019	$42.24	0.37	(12.87)		(12.50)	(0.46)	—	(0.46)	$29.28	(29.45)%		1.74%	1.74%	1.11%	$13,402	53%
Year Ended July 31, 2018	$33.39	0.29	8.88		9.17	(0.32)	—	(0.32)	$42.24	27.56%		1.56%	1.56%	0.78%	$43,157	152%
Year Ended July 31, 2017	$35.19	0.28	(1.85)		(1.57)	(0.23)	—	(0.23)	$33.39	(4.58)%		1.60%	1.60%	0.79%	$20,228	110%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$16.49	0.11	8.67		8.78	(0.17)	—	(0.17)	$25.10	53.45	%(e)	2.53%	2.53%	0.82%	$1,640	55	%(e)
Year Ended July 31, 2021	$10.27	0.09	6.27		6.36	(0.14)	—	(0.14)	$16.49	62.71%		2.64%	2.64%	0.36%	$1,395	239%
Year Ended July 31, 2020	$25.07	0.14	(14.88)		(14.74)	(0.06)	—	(0.06)	$10.27	(58.92)%		2.87%	2.87%	0.61%	$626	40%
Year Ended July 31, 2019	$36.03	0.08	(10.96)		(10.88)	(0.08)	—	(0.08)	$25.07	(30.16)%		2.74%	2.74%	0.11%	$730	53%
Year Ended July 31, 2018	$28.53	(0.02)	7.52		7.50	—	—	—	$36.03	26.29%		2.56%	2.56%	(0.22)%	$1,651	152%
Year Ended July 31, 2017	$30.19	(0.03)	(1.63)		(1.66)	—	—	—	$28.53	(5.50)%		2.60%	2.60%	(0.21)%	$1,929	110%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 255

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
Oil Equipment & Services UltraSector ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$61.47	(0.17)	13.17		13.00	—	—	—	$74.47	21.15	%(d)	1.65%	1.65%		(0.55)%	$15,647	110	%(d)
Year Ended July 31, 2021(e)	$36.47	(0.47)	25.55	(f)	25.08	(0.08)	—	(0.08)	$61.47	68.77%		1.73%	1.71%		(0.80)%	$15,229	727%
Year Ended July 31, 2020(e)(g)	$166.00	0.20	(129.73)		(129.53)	—	—	—	$36.47	(78.03)%		2.12%	1.86%		0.73%	$9,408	396%
Year Ended July 31, 2019(e)(g)	$403.70	(1.28)	(232.26)		(233.54)	(4.16)	—	(4.16)	$166.00	(57.83)%		2.09%	2.09	%(h)	(0.61)%	$6,205	248%
Year Ended July 31, 2018(e)(g)	$401.13	3.20	8.65		11.85	(9.28)	—	(9.28)	$403.70	3.02%		1.60%	1.60%		0.83%	$8,203	316%
Year Ended July 31, 2017(e)(g)	$430.79	6.72	(36.06)		(29.34)	(0.32)	—	(0.32)	$401.13	(6.79)%		1.62%	1.62%		1.42%	$13,703	201%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$54.96	(0.46)	11.75		11.29	—	—	—	$66.25	20.54	%(d)	2.65%	2.65%		(1.55)%	$3,139	110	%(d)
Year Ended July 31, 2021(e)	$32.90	(0.95)	23.01	(f)	22.06	—	—	—	$54.96	67.15%		2.73%	2.71%		1.80%	$621	727%
Year Ended July 31, 2020(e)(g)	$151.47	(0.04)	(118.53)		(118.57)	—	—	—	$32.90	(78.28)%		3.12%	2.86%		(0.27)%	$353	396%
Year Ended July 31, 2019(e)(g)	$362.87	(3.20)	(208.20)		(211.40)	— (i)	—	— (i)	$151.47	(58.27)%		3.09%	3.09	%(h)	(1.61)%	$373	248%
Year Ended July 31, 2018(e)(g)	$359.98	(0.32)	7.37		7.05	(4.16)	—	(4.16)	$362.87	1.99%		2.60%	2.60%		(0.17)%	$318	316%
Year Ended July 31, 2017(e)(g)	$389.89	2.24	(32.15)		(29.91)	—	—	—	$359.98	(7.71)%		2.62%	2.62%		0.42%	$503	201%
Pharmaceuticals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$30.56	(0.03)	(0.24	)(f)	(0.27)	—	(1.23)	(1.23)	$29.06	(1.03	)%(d)	2.05%	1.78%		(0.22)%	$3,988	91	%(d)
Year Ended July 31, 2021	$22.94	(0.09)	7.81		7.72	—	(0.10)	(0.10)	$30.56	33.74%		2.27%	1.78%		(0.33)%	$3,961	204%
Year Ended July 31, 2020	$20.75	(0.04)	2.23		2.19	—	—	—	$22.94	10.55%		2.32%	1.84%		(0.18)%	$3,735	137%
Year Ended July 31, 2019	$26.29	0.01	(4.71)		(4.70)	(0.04)	(0.80)	(0.84)	$20.75	(17.69)%		1.97%	1.86%		0.06%	$5,039	223%
Year Ended July 31, 2018	$25.66	0.12	1.61		1.73	—	(1.10)	(1.10)	$26.29	6.97%		1.78%	1.78%		0.48%	$7,173	192%
Year Ended July 31, 2017	$26.29	0.03	(0.66)		(0.63)	—	—	—	$25.66	(2.40)%		1.75%	1.75%		0.13%	$9,592	159%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$26.02	(0.16)	(0.19	)(f)	(0.35)	—	(1.23)	(1.23)	$24.44	(1.53	)%(d)	3.05%	2.78%		(1.22)%	$764	91	%(d)
Year Ended July 31, 2021	$19.74	(0.32)	6.70		6.38	—	(0.10)	(0.10)	$26.02	32.41%		3.27%	2.78%		(1.33)%	$318	204%
Year Ended July 31, 2020	$18.03	(0.23)	1.94		1.71	—	—	—	$19.74	9.48%		3.32%	2.84%		(1.18)%	$300	137%
Year Ended July 31, 2019	$23.16	(0.20)	(4.13)		(4.33)	—	(0.80)	(0.80)	$18.03	(18.53)%		2.97%	2.86%		(0.94)%	$435	223%
Year Ended July 31, 2018	$22.96	(0.10)	1.40		1.30	—	(1.10)	(1.10)	$23.16	5.88%		2.78%	2.78%		(0.52)%	$822	192%
Year Ended July 31, 2017	$23.76	(0.19)	(0.61)		(0.80)	—	—	—	$22.96	(3.37)%		2.75%	2.75%		(0.87)%	$969	159%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on November 18, 2019.
(h)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(i)	Amount is less than $0.005.

See accompanying notes to the financial statements.

256 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
Precious Metals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$65.60	0.12	(11.95)	(11.83)	—		—	—	$53.77	(18.03	)%(d)	1.50%	1.50%	0.42%	$23,027	43	%(d)
Year Ended July 31, 2021	$89.95	(0.28)	(24.07)	(24.35)	—		—	—	$65.60	(27.07)%		1.59%	1.59%	(0.39)%	$35,750	128%
Year Ended July 31, 2020	$41.21	(0.38)	49.12	48.74	—		—	—	$89.95	118.27%		1.64%	1.64%	(0.73)%	$43,584	148%
Year Ended July 31, 2019	$32.32	(0.02)	8.91	8.89	—		—	—	$41.21	27.51%		1.62%	1.62%	(0.07)%	$29,785	228%
Year Ended July 31, 2018	$39.29	(0.22)	(6.75)	(6.97)	—		—	—	$32.32	(17.74)%		1.52%	1.52%	(0.60)%	$23,965	192%
Year Ended July 31, 2017	$65.02	(0.36)	(25.37)	(25.73)	—		—	—	$39.29	(39.58)%		1.52%	1.52%	(0.84)%	$26,951	309%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$55.73	(0.12)	(10.17)	(10.29)	—		—	—	$45.44	(18.46	)%(d)	2.50%	2.50%	(0.58)%	$1,109	43	%(d)
Year Ended July 31, 2021	$77.19	(0.88)	(20.58)	(21.46)	—		—	—	$55.73	(27.80)%		2.59%	2.59%	(1.39)%	$1,755	128%
Year Ended July 31, 2020	$35.72	(0.83)	42.30	41.47	—		—	—	$77.19	116.10%		2.64%	2.64%	(1.73)%	$1,557	148%
Year Ended July 31, 2019	$28.31	(0.29)	7.70	7.41	—		—	—	$35.72	26.17%		2.62%	2.62%	(1.07)%	$1,131	228%
Year Ended July 31, 2018	$34.75	(0.54)	(5.90)	(6.44)	—		—	—	$28.31	(18.53)%		2.52%	2.52%	(1.60)%	$1,465	192%
Year Ended July 31, 2017	$58.09	(0.74)	(22.60)	(23.34)	—		—	—	$34.75	(40.18)%		2.52%	2.52%	(1.84)%	$1,588	309%
Real Estate UltraSector ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$63.02	(0.07)	1.03	0.96	(0.56)		(7.57)	(8.13)	$55.85	0.61	%(d)	1.59%	1.59%	(0.23)%	$17,324	142	%(d)
Year Ended July 31, 2021	$42.23	(0.18)	20.97	20.79	—		—	—	$63.02	49.23%		1.86%	1.81%	(0.33)%	$34,877	175%
Year Ended July 31, 2020	$51.60	(0.10)	(7.77)	(7.87)	(1.50	)(e)	—	(1.50)	$42.23	(15.54)%		1.80%	1.79%	(0.20)%	$4,991	217%
Year Ended July 31, 2019	$45.14	0.81	6.47	7.28	(0.82)		—	(0.82)	$51.60	16.49%		1.62%	1.62%	1.71%	$25,665	345%
Year Ended July 31, 2018	$43.65	0.22	1.27	1.49	—		—	—	$45.14	3.41%		1.92%	1.89%	0.52%	$6,197	374%
Year Ended July 31, 2017	$47.55	0.09	(2.52)	(2.43)	(1.47	)(f)	—	(1.47)	$43.65	(4.85)%		1.68%	1.68%	0.21%	$10,717	195%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$59.52	(0.37)	0.96	0.59	(0.09)		(7.57)	(7.66)	$52.45	0.11	%(d)	2.59%	2.59%	(1.23)%	$1,004	142	%(d)
Year Ended July 31, 2021	$40.28	(0.66)	19.90	19.24	—		—	—	$59.52	47.77%		2.86%	2.81%	(1.33)%	$964	175%
Year Ended July 31, 2020	$49.28	(0.58)	(7.38)	(7.96)	(1.04	)(e)	—	(1.04)	$40.28	(16.39)%		2.80%	2.79%	(0.12)%	$341	217%
Year Ended July 31, 2019	$42.78	0.37	6.19	6.56	(0.06)		—	(0.06)	$49.28	15.35%		2.62%	2.62%	0.71%	$1,007	345%
Year Ended July 31, 2018	$41.77	(0.18)	1.19	1.01	—		—	—	$42.78	2.42%		2.92%	2.89%	(0.48)%	$737	374%
Year Ended July 31, 2017	$45.73	(0.32)	(2.44)	(2.76)	(1.20	)(f)	—	(1.20)	$41.77	(5.79)%		2.68%	2.68%	(0.79)%	$692	195%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	Subsequent to the issuance of the July 31, 2020 financial statements, $0.60 and $0.42 of the distribution for the Investor class and Service class respectively was determined to be a return of capital.
(f)	Subsequent to the issuance of the July 31, 2017 financial statements, $0.11 and $0.09 of the distribution for the Investor class and Service class respectively was determined to be a return of capital.

See accompanying notes to the financial statements.

Financial Highlights :: 257

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
Rising Rates Opportunity ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$25.21	(0.20)	0.67 (d)	0.47	—	—	$25.68	1.86	%(e)	1.60%	1.60%	(1.60)%	$10,687	—
Year Ended July 31, 2021	$21.80	(0.43)	3.84	3.41	—	—	$25.21	15.64%		1.71%	1.69%	(1.68)%	$9,091	—
Year Ended July 31, 2020	$35.49	(0.17)	(13.10)	(13.27)	(0.42)	(0.42)	$21.80	(37.79)%		1.89%	1.88%	(0.60)%	$6,105	—
Year Ended July 31, 2019	$41.55	0.27	(6.33)	(6.06)	—	—	$35.49	(14.58)%		1.56%	1.56%	0.67%	$30,192	—
Year Ended July 31, 2018	$41.26	(0.08)	0.37	0.29	—	—	$41.55	0.70%		1.50%	1.50%	(0.21)%	$26,114	—
Year Ended July 31, 2017(f)	$36.13	(0.44)	5.57	5.13	—	—	$41.26	14.10%		1.54%	1.54%	(1.06)%	$32,933	—
Service Class
Six Months Ended January 31, 2022 (unaudited)	$22.15	(0.31)	0.62 (d)	0.31	—	—	$22.46	1.35	%(e)	2.60%	2.60%	(2.60)%	$805	—
Year Ended July 31, 2021	$19.35	(0.67)	3.47	2.80	—	—	$22.15	14.52%		2.71%	2.69%	(2.68)%	$680	—
Year Ended July 31, 2020	$31.42	(0.44)	(11.63)	(12.07)	—	—	$19.35	(38.41)%		2.89%	2.88%	(1.60)%	$87	—
Year Ended July 31, 2019	$37.17	(0.09)	(5.66)	(5.75)	—	—	$31.42	(15.47)%		2.56%	2.56%	(0.33)%	$209	—
Year Ended July 31, 2018	$37.27	(0.45)	0.35	(0.10)	—	—	$37.17	(0.27)%		2.50%	2.50%	(1.21)%	$1,031	—
Year Ended July 31, 2017(f)	$32.96	(0.81)	5.12	4.31	—	—	$37.27	13.08%		2.54%	2.54%	(2.06)%	$518	—
Rising Rates Opportunity 10 ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$12.32	(0.11)	0.47	0.36	—	—	$12.68	2.92	%(e)	3.01%	1.78%	(1.78)%	$2,770	—
Year Ended July 31, 2021	$12.02	(0.22)	0.52	0.30	—	—	$12.32	2.50%		2.69%	1.78%	(1.77)%	$1,832	—
Year Ended July 31, 2020	$14.16	(0.09)	(1.97)	(2.06)	(0.08)	(0.08)	$12.02	(14.62)%		2.66%	1.85%	(0.71)%	$1,773	—
Year Ended July 31, 2019	$15.46	0.06	(1.36)	(1.30)	—	—	$14.16	(8.41)%		1.79%	1.74%	0.38%	$2,683	—
Year Ended July 31, 2018	$14.91	(0.06)	0.61	0.55	—	—	$15.46	3.69%		1.73%	1.73%	(0.37)%	$16,172	—
Year Ended July 31, 2017	$14.26	(0.18)	0.83	0.65	—	—	$14.91	4.48%		1.73%	1.73%	(1.22)%	$8,677	—
Service Class
Six Months Ended January 31, 2022 (unaudited)	$11.34	(0.17)	0.44	0.27	—	—	$11.61	2.38	%(e)	4.01%	2.78%	(2.78)%	$150	—
Year Ended July 31, 2021	$11.18	(0.34)	0.50	0.16	—	—	$11.34	1.43%		3.69%	2.78%	(2.77)%	$121	—
Year Ended July 31, 2020	$13.22	(0.22)	(1.82)	(2.04)	—	—	$11.18	(15.43)%		3.66%	2.85%	(1.71)%	$82	—
Year Ended July 31, 2019	$14.57	(0.08)	(1.27)	(1.35)	—	—	$13.22	(9.27)%		2.79%	2.74%	(0.62)%	$288	—
Year Ended July 31, 2018	$14.20	(0.20)	0.57	0.37	—	—	$14.57	2.61%		2.73%	2.73%	(1.37)%	$350	—
Year Ended July 31, 2017	$13.72	(0.33)	0.81	0.48	—	—	$14.20	3.50%		2.73%	2.73%	(2.22)%	$486	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	As described in Note 9, share amounts adjusted for 1:8 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

258 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
Rising U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$27.16	(0.25)	1.35	1.10	—	—	—	$28.26	4.05	%(d)	2.19%	1.78%	(1.78)%		$23,714	—
Year Ended July 31, 2021	$27.99	(0.48)	(0.35)	(0.83)	—	—	—	$27.16	(2.97)%		2.13%	1.78%	(1.77)%		$6,264	—
Year Ended July 31, 2020	$29.59	(0.24)	(1.28)	(1.52)	(0.08)	—	(0.08)	$27.99	(5.15)%		1.97%	1.78%	(0.82)%		$7,263	—
Year Ended July 31, 2019	$27.81	0.08	1.82	1.90	—	(0.12)	(0.12)	$29.59	6.85%		1.87%	1.81%	0.28%		$12,437	—
Year Ended July 31, 2018	$27.10	(0.15)	0.86	0.71	—	—	—	$27.81	2.62%		1.80%	1.80%	(0.57)%		$14,793	—
Year Ended July 31, 2017	$28.06	(0.36)	(0.60)	(0.96)	—	—	—	$27.10	(3.42)%		1.67%	1.67%	(1.25)%		$17,956	—
Service Class
Six Months Ended January 31, 2022 (unaudited)	$23.77	(0.37)	1.22	0.85	—	—	—	$24.62	3.53	%(d)	3.19%	2.78%	(2.78)%		$54	—
Year Ended July 31, 2021	$24.74	(0.72)	(0.25)	(0.97)	—	—	—	$23.77	(3.92)%		3.13%	2.78%	(2.77)%		$52	—
Year Ended July 31, 2020	$26.34	(0.50)	(1.10)	(1.60)	—	—	—	$24.74	(6.07)%		2.97%	2.78%	(1.82)%		$63	—
Year Ended July 31, 2019	$25.02	(0.18)	1.62	1.44	—	(0.12)	(0.12)	$26.34	5.77%		2.87%	2.81%	(0.72)%		$144	—
Year Ended July 31, 2018	$24.59	(0.40)	0.83	0.43	—	—	—	$25.02	1.67%		2.80%	2.80%	(1.57)%		$1,002	—
Year Ended July 31, 2017	$25.74	(0.62)	(0.53)	(1.15)	—	—	—	$24.59	(4.39)%		2.67%	2.67%	(2.25)%		$4,399	—
Semiconductor UltraSector ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$118.09	(0.46)	13.45 (e)	12.99	—	(6.62)	(6.62)	$124.46	9.88	%(d)	1.44%	1.44%	(0.69)%		$97,030	27	%(d)
Year Ended July 31, 2021	$63.61	(0.58)	55.06	54.48	—	—	—	$118.09	85.65%		1.58%	1.58%	(0.63)%		$79,845	70%
Year Ended July 31, 2020	$46.14	0.06	18.69	18.75	(0.02)	(1.26)	(1.28)	$63.61	42.27%		1.65%	1.65%	0.11%		$51,355	169%
Year Ended July 31, 2019	$61.56	0.34	(2.58)	(2.24)	(0.53)	(12.65)	(13.18)	$46.14	5.55%		1.55%	1.55%	0.69%		$64,715	106%
Year Ended July 31, 2018	$48.20	0.04	19.14	19.18	(0.06)	(5.76)	(5.82)	$61.56	40.36%		1.44%	1.44%	0.07%		$245,143	56%
Year Ended July 31, 2017	$33.02	— (f)	15.36	15.36	(0.06)	(0.12)	(0.18)	$48.20	46.57%		1.46%	1.46%	—	%(g)	$176,966	27%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$88.98	(0.97)	10.59 (e)	9.62	—	(6.62)	(6.62)	$91.98	9.33	%(d)	2.44%	2.44%	(1.69)%		$6,220	27	%(d)
Year Ended July 31, 2021	$48.41	(1.29)	41.86	40.57	—	—	—	$88.98	83.81%		2.58%	2.58%	(1.63)%		$5,376	70%
Year Ended July 31, 2020	$35.79	(0.34)	14.22	13.88	—	(1.26)	(1.26)	$48.41	40.81%		2.65%	2.65%	(0.89)%		$2,187	169%
Year Ended July 31, 2019	$51.46	(0.04)	(2.98)	(3.02)	—	(12.65)	(12.65)	$35.79	4.49%		2.55%	2.55%	(0.31)%		$1,984	106%
Year Ended July 31, 2018	$41.34	(0.47)	16.35	15.88	—	(5.76)	(5.76)	$51.46	38.97%		2.44%	2.44%	(0.93)%		$4,691	56%
Year Ended July 31, 2017	$28.58	(0.35)	13.23	12.88	—	(0.12)	(0.12)	$41.34	45.10%		2.46%	2.46%	(1.00)%		$4,151	27%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	Amount is less than $0.005.
(g)	Amount is less than 0.005%.

See accompanying notes to the financial statements.

Financial Highlights :: 259

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
Short Nasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$14.29	(0.12)	(0.47)		(0.59)	—	—	$13.70	(4.13	)%(d)	2.43%	1.78%	(1.78)%	$88,109	—
Year Ended July 31, 2021	$20.87	(0.31)	(6.27	)(e)	(6.58)	—	—	$14.29	(31.63)%		2.02%	1.78%	(1.76)%	$1,764	—
Year Ended July 31, 2020(f)	$33.46	(0.18)	(12.32)		(12.50)	(0.09)	(0.09)	$20.87	(37.32)%		2.01%	1.78%	(1.00)%	$2,400	—
Year Ended July 31, 2019(f)	$37.30	0.16	(4.00)		(3.84)	—	—	$33.46	(10.40)%		2.37%	1.78%	0.46%	$4,429	—
Year Ended July 31, 2018(f)	$47.10	(0.20)	(9.60)		(9.80)	—	—	$37.30	(20.66)%		2.42%	1.78%	(0.44)%	$2,572	—
Year Ended July 31, 2017(f)	$60.02	(0.76)	(12.16)		(12.92)	—	—	$47.10	(21.65)%		2.24%	1.77%	(1.37)%	$2,444	—
Service Class
Six Months Ended January 31, 2022 (unaudited)	$12.68	(0.18)	(0.41)		(0.59)	—	—	$12.09	(4.65	)%(d)	3.43%	2.78%	(2.78)%	$90	—
Year Ended July 31, 2021	$18.67	(0.46)	(5.53	)(e)	(5.99)	—	—	$12.68	(32.26)%		3.02%	2.78%	(2.76)%	$111	—
Year Ended July 31, 2020(f)	$30.15	(0.33)	(11.15)		(11.48)	—	—	$18.67	(37.93)%		3.01%	2.78%	(2.00)%	$320	—
Year Ended July 31, 2019(f)	$33.96	(0.16)	(3.65)		(3.81)	—	—	$30.15	(11.19)%		3.37%	2.78%	(0.54)%	$788	—
Year Ended July 31, 2018(f)	$43.27	(0.56)	(8.75)		(9.31)	—	—	$33.96	(21.46)%		3.42%	2.78%	(1.44)%	$360	—
Year Ended July 31, 2017(f)	$55.70	(1.28)	(11.15)		(12.43)	—	—	$43.27	(22.40)%		3.24%	2.77%	(2.37)%	$141	—
Short Oil & Gas ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$32.82	(0.25)	(9.47)		(9.72)	—	—	$23.10	(29.62	)%(d)	5.20%	1.78%	(1.78)%	$379	—
Year Ended July 31, 2021	$55.89	(0.85)	(22.22)		(23.07)	—	—	$32.82	(41.28)%		3.16%	1.78%	(1.76)%	$418	—
Year Ended July 31, 2020	$46.83	(0.46)	9.65		9.19	(0.13)	(0.13)	$55.89	19.69%		2.84%	1.78%	(0.84)%	$2,804	—
Year Ended July 31, 2019	$39.19	0.19	7.45		7.64	—	—	$46.83	19.49%		3.34%	1.78%	0.43%	$2,115	—
Year Ended July 31, 2018	$48.45	(0.21)	(9.05)		(9.26)	—	—	$39.19	(19.11)%		2.62%	1.78%	(0.48)%	$1,636	—
Year Ended July 31, 2017(g)	$50.10	(0.61)	(1.04)		(1.65)	—	—	$48.45	(3.25)%		2.76%	1.77%	(1.30)%	$2,491	—
Service Class
Six Months Ended January 31, 2022 (unaudited)	$30.52	(0.39)	(8.76)		(9.15)	—	—	$21.37	(30.00	)%(d)	6.20%	2.78%	(2.78)%	$5	—
Year Ended July 31, 2021	$52.45	(1.25)	(20.68)		(21.93)	—	—	$30.52	(41.81)%		4.15%	2.77%	(2.75)%	$25	—
Year Ended July 31, 2020	$44.39	(0.99)	9.05		8.06	—	—	$52.45	18.63%		3.84%	2.78%	(1.84)%	$32	—
Year Ended July 31, 2019	$37.27	(0.24)	7.36		7.12	—	—	$44.39	18.39%		4.34%	2.78%	(0.57)%	$3	—
Year Ended July 31, 2018	$46.66	(0.68)	(8.71)		(9.39)	—	—	$37.27	(19.95)%		3.62%	2.78%	(1.48)%	$3	—
Year Ended July 31, 2017(g)	$48.73	(1.06)	(1.01)		(2.07)	—	—	$46.66	(4.21)%		3.76%	2.77%	(2.30)%	$139	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(d)	Not annualized for periods less than one year.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.
(g)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

260 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
Short Precious Metals ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$14.83	(0.14)	1.12	0.98	—	—	$15.81	6.61	%(d)	2.67%	1.78%	(1.78)%	$3,931	—
Year Ended July 31, 2021	$14.53	(0.27)	0.57	0.30	—	—	$14.83	2.06%		2.86%	1.78%	(1.76)%	$2,144	—
Year Ended July 31, 2020	$32.94	(0.12)	(18.02)	(18.14)	(0.27)	(0.27)	$14.53	(55.43)%		2.97%	1.78%	(0.47)%	$1,564	—
Year Ended July 31, 2019	$42.91	0.20	(10.17)	(9.97)	—	—	$32.94	(23.23)%		2.13%	1.78%	0.47%	$4,649	—
Year Ended July 31, 2018	$40.33	(0.21)	2.79	2.58	—	—	$42.91	6.40%		2.18%	1.78%	(0.53)%	$6,552	—
Year Ended July 31, 2017(e)	$35.17	(0.57)	5.73	5.16	—	—	$40.33	14.57%		2.00%	1.85%	(1.39)%	$3,432	—
Service Class
Six Months Ended January 31, 2022 (unaudited)	$14.43	(0.22)	1.09	0.87	—	—	$15.30	5.96	%(d)	3.67%	2.78%	(2.78)%	$15	—
Year Ended July 31, 2021	$14.31	(0.42)	0.54	0.12	—	—	$14.43	0.84%		3.86%	2.78%	(2.76)%	$14	—
Year Ended July 31, 2020	$32.41	(0.36)	(17.74)	(18.10)	—	—	$14.31	(55.85)%		3.97%	2.78%	(1.47)%	$65	—
Year Ended July 31, 2019	$42.65	(0.22)	(10.02)	(10.24)	—	—	$32.41	(24.01)%		3.13%	2.78%	(0.53)%	$26	—
Year Ended July 31, 2018	$40.48	(0.61)	2.78	2.17	—	—	$42.65	5.36%		3.18%	2.78%	(1.53)%	$42	—
Year Ended July 31, 2017(e)	$35.70	(0.97)	5.75	4.78	—	—	$40.48	13.45%		3.00%	2.85%	(2.39)%	$336	—
Short Real Estate ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$8.19	(0.07)	(0.20)	(0.27)	—	—	$7.92	(3.30	)%(d)	8.88%	1.78%	(1.78)%	$733	—
Year Ended July 31, 2021	$11.45	(0.19)	(3.07)	(3.26)	—	—	$8.19	(28.47)%		4.69%	1.78%	(1.76)%	$515	—
Year Ended July 31, 2020	$12.89	(0.14)	(1.30)	(1.44)	—	—	$11.45	(11.17)%		4.05%	1.78%	(1.09)%	$1,720	—
Year Ended July 31, 2019	$14.61	0.06	(1.78)	(1.72)	—	—	$12.89	(11.77)%		3.76%	1.78%	0.40%	$1,199	—
Year Ended July 31, 2018	$15.43	(0.06)	(0.76)	(0.82)	—	—	$14.61	(5.31)%		3.16%	1.78%	(0.38)%	$1,453	—
Year Ended July 31, 2017	$15.67	(0.23)	(0.01)	(0.24)	—	—	$15.43	(1.53)%		3.33%	1.78%	(1.39)%	$772	—
Service Class
Six Months Ended January 31, 2022 (unaudited)	$7.19	(0.11)	(0.16)	(0.27)	—	—	$6.92	(3.76	)%(d)	9.88%	2.78%	(2.78)%	$14	—
Year Ended July 31, 2021	$10.15	(0.28)	(2.68)	(2.96)	—	—	$7.19	(29.16)%		5.69%	2.78%	(2.76)%	$14	—
Year Ended July 31, 2020	$11.53	(0.25)	(1.13)	(1.38)	—	—	$10.15	(12.05)%		5.05%	2.78%	(2.09)%	$20	—
Year Ended July 31, 2019	$13.20	(0.07)	(1.60)	(1.67)	—	—	$11.53	(12.58)%		4.76%	2.78%	(0.60)%	$15	—
Year Ended July 31, 2018	$14.08	(0.20)	(0.68)	(0.88)	—	—	$13.20	(6.25)%		4.16%	2.78%	(1.38)%	$364	—
Year Ended July 31, 2017	$14.45	(0.39)	0.02	(0.37)	—	—	$14.08	(2.56)%		4.33%	2.78%	(2.39)%	$10	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(d)	Not annualized for periods less than one year.
(e)	As described in Note 9, share amounts adjusted for 1:8 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

Financial Highlights :: 261

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
Short Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$6.94	(0.06)	0.41 (d)	0.35	—	—	—	$7.29	5.04	%(e)	3.16%	1.78%	(1.78)%	$1,144	—
Year Ended July 31, 2021	$11.43	(0.15)	(4.34)	(4.49)	—	—	—	$6.94	(39.23)%		3.63%	1.78%	(1.77)%	$1,089	—
Year Ended July 31, 2020	$13.10	(0.13)	(1.44)	(1.57)	(0.10)	—	(0.10)	$11.43	(12.09)%		3.28%	1.78%	(0.98)%	$1,802	—
Year Ended July 31, 2019	$12.68	0.06	0.36	0.42	—	—	—	$13.10	3.31%		2.76%	1.78%	0.44%	$1,138	—
Year Ended July 31, 2018	$15.29	(0.09)	(2.52)	(2.61)	—	—	—	$12.68	(17.07)%		2.73%	1.86%	(0.61)%	$3,456	—
Year Ended July 31, 2017	$18.74	(0.25)	(3.20)	(3.45)	—	—	—	$15.29	(18.41)%		2.09%	1.85%	(1.44)%	$1,526	—
Service Class
Six Months Ended January 31, 2022 (unaudited)	$6.59	(0.09)	0.38 (d)	0.29	—	—	—	$6.88	4.25	%(e)	4.16%	2.78%	(2.78)%	$45	—
Year Ended July 31, 2021	$10.96	(0.23)	(4.14)	(4.37)	—	—	—	$6.59	(39.87)%		4.63%	2.78%	(2.77)%	$24	—
Year Ended July 31, 2020	$12.60	(0.26)	(1.38)	(1.64)	—	—	—	$10.96	(13.02)%		4.28%	2.78%	(1.98)%	$33	—
Year Ended July 31, 2019	$12.31	(0.07)	0.36	0.29	—	—	—	$12.60	2.27%		3.75%	2.77%	(0.55)%	$33	—
Year Ended July 31, 2018	$15.01	(0.22)	(2.48)	(2.70)	—	—	—	$12.31	(17.92)%		3.73%	2.86%	(1.61)%	$155	—
Year Ended July 31, 2017	$18.58	(0.42)	(3.15)	(3.57)	—	—	—	$15.01	(19.21)%		3.09%	2.85%	(2.44)%	$373	—
Small-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$126.49	(0.43)	(6.73)	(7.16)	—	(10.08)	(10.08)	$109.25	(6.23	)%(e)	1.88%	1.88%	(0.70)%	$4,860	67	%(e)
Year Ended July 31, 2021	$86.21	(0.88)	41.16	40.28	—	—	—	$126.49	46.72%		1.60%	1.60%	(0.81)%	$9,062	659%
Year Ended July 31, 2020	$89.25	(0.66)	(2.38)	(3.04)	—	—	—	$86.21	(3.41)%		1.83%	1.83%	(0.80)%	$7,867	442%
Year Ended July 31, 2019	$99.63	(0.61)	(6.40)	(7.01)	—	(3.37)	(3.37)	$89.25	(6.53)%		1.65%	1.65%	(0.67)%	$10,121	474%
Year Ended July 31, 2018	$80.84	(0.72)	19.51	18.79	—	—	—	$99.63	23.24%		1.68%	1.68%	(0.81)%	$28,543	629%
Year Ended July 31, 2017	$69.40	(0.43)	11.87	11.44	—	—	—	$80.84	16.48%		1.78%	1.78%	(0.57)%	$15,569	511%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$101.09	(0.93)	(5.11)	(6.04)	—	(10.08)	(10.08)	$84.97	(6.70	)%(e)	2.88%	2.88%	(1.70)%	$751	67	%(e)
Year Ended July 31, 2021	$69.60	(1.76)	33.25	31.49	—	—	—	$101.09	45.24%		2.60%	2.60%	(1.81)%	$833	659%
Year Ended July 31, 2020	$72.78	(1.36)	(1.82)	(3.18)	—	—	—	$69.60	(4.36)%		2.83%	2.83%	(1.80)%	$782	442%
Year Ended July 31, 2019	$82.80	(1.37)	(5.28)	(6.65)	—	(3.37)	(3.37)	$72.78	(7.46)%		2.65%	2.65%	(1.67)%	$1,905	474%
Year Ended July 31, 2018	$67.86	(1.44)	16.38	14.94	—	—	—	$82.80	22.02%		2.68%	2.68%	(1.81)%	$1,751	629%
Year Ended July 31, 2017	$58.86	(1.08)	10.08	9.00	—	—	—	$67.86	15.27%		2.78%	2.78%	(1.57)%	$2,651	511%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

262 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$117.00	(0.62)	(10.38)	(11.00)	—	—	—	$106.00	(9.39	)%(d)	1.96%	1.78%		(1.08)%	$5,990	28	%(d)
Year Ended July 31, 2021	$78.58	(1.51)	39.93	38.42	—	—	—	$117.00	48.89%		2.03%	1.81%		(1.40)%	$9,241	115%
Year Ended July 31, 2020	$85.23	(0.78)	(5.87)	(6.65)	—	—	—	$78.58	(7.80	)%(e)	2.42%	2.07	%(f)	(0.98)%	$3,030	109%
Year Ended July 31, 2019	$90.80	(0.04)	(5.53)	(5.57)	—	—	—	$85.23	(6.13)%		1.77%	1.77%		(0.05)%	$8,261	11%
Year Ended July 31, 2018	$78.18	(0.28)	12.90	12.62	—	—	—	$90.80	16.14%		1.58%	1.58%		(0.34)%	$43,292	63%
Year Ended July 31, 2017	$67.60	(0.66)	11.24	10.58	—	—	—	$78.18	15.65%		1.79%	1.76%		(0.90)%	$28,094	401%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$95.85	(1.11)	(8.33)	(9.44)	—	—	—	$86.41	(9.86	)%(d)	2.96%	2.78%		(2.08)%	$373	28	%(d)
Year Ended July 31, 2021	$65.02	(2.40)	33.23	30.83	—	—	—	$95.85	47.43%		3.03%	2.81%		(2.40)%	$668	115%
Year Ended July 31, 2020	$71.24	(1.45)	(4.77)	(6.22)	—	—	—	$65.02	(8.74	)%(e)	3.42%	3.07	%(f)	(1.98)%	$237	109%
Year Ended July 31, 2019	$76.65	(0.77)	(4.64)	(5.41)	—	—	—	$71.24	(7.05)%		2.77%	2.77%		(1.05)%	$408	11%
Year Ended July 31, 2018	$66.62	(1.01)	11.04	10.03	—	—	—	$76.65	15.06%		2.58%	2.58%		(1.34)%	$2,705	63%
Year Ended July 31, 2017	$58.16	(1.29)	9.75	8.46	—	—	—	$66.62	14.53%		2.79%	2.76%		(1.90)%	$1,260	401%
Small-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$104.97	0.17	(0.69)	(0.52)	(0.20)	—	(0.20)	$104.25	(0.51	)%(d)	1.64%	1.64%		0.33%	$11,530	149	%(d)
Year Ended July 31, 2021	$64.53	0.11	40.33	40.44	—	—	—	$104.97	62.67%		1.61%	1.61%		0.12%	$14,775	547%
Year Ended July 31, 2020	$78.32	(0.16)	(13.57)	(13.73)	(0.06)	—	(0.06)	$64.53	(17.55)%		2.02%	2.02	%(f)	(0.22)%	$4,232	624%
Year Ended July 31, 2019	$98.51	(0.23)	(10.96)	(11.19)	—	(9.00)	(9.00)	$78.32	(9.96)%		1.74%	1.74%		(0.27)%	$5,380	427%
Year Ended July 31, 2018	$83.05	(0.19)	15.65	15.46	—	—	—	$98.51	18.61%		1.75%	1.75%		(0.21)%	$32,670	447%
Year Ended July 31, 2017	$72.53	(0.17)	10.69	10.52	—	—	—	$83.05	14.49%		1.78%	1.78%		(0.21)%	$13,113	393%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$84.68	(0.26)	(0.60)	(0.86)	—	—	—	$83.82	(1.02	)%(d)	2.64%	2.64%		(0.67)%	$744	149	%(d)
Year Ended July 31, 2021	$52.57	(0.67)	32.78	32.11	—	—	—	$84.68	61.08%		2.61%	2.61%		(0.88)%	$770	547%
Year Ended July 31, 2020	$64.40	(0.74)	(11.09)	(11.83)	—	—	—	$52.57	(18.37)%		3.02%	3.02	%(f)	(1.22)%	$320	624%
Year Ended July 31, 2019	$83.80	(0.92)	(9.48)	(10.40)	—	(9.00)	(9.00)	$64.40	(10.83)%		2.74%	2.74%		(1.27)%	$429	427%
Year Ended July 31, 2018	$71.35	(0.96)	13.41	12.45	—	—	—	$83.80	17.45%		2.75%	2.75%		(1.21)%	$480	447%
Year Ended July 31, 2017	$62.93	(0.85)	9.27	8.42	—	—	—	$71.35	13.34%		2.78%	2.78%		(1.21)%	$657	393%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.15%.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 263

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
Technology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$124.76	(0.62)	4.64	4.02	—	(9.14)	(9.14)	$119.64	2.25	%(d)	1.43%	1.43%	(0.95)%	$79,205	23	%(d)
Year Ended July 31, 2021	$75.45	(0.90)	52.38	51.48	—	(2.17)	(2.17)	$124.76	69.21%		1.55%	1.55%	(0.97)%	$95,384	114%
Year Ended July 31, 2020(e)	$49.47	(0.29)	26.27	25.98	—	—	—	$75.45	52.51%		1.65%	1.65%	(0.51)%	$86,988	177%
Year Ended July 31, 2019(e)	$42.49	0.03	7.03	7.06	—	(0.08)	(0.08)	$49.47	16.70%		1.58%	1.58%	0.06%	$83,112	332%
Year Ended July 31, 2018(e)	$32.01	(0.07)	12.23	12.16	—	(1.68)	(1.68)	$42.49	38.70%		1.49%	1.49%	(0.19)%	$96,683	174%
Year Ended July 31, 2017(e)	$22.57	(0.10)	9.54	9.44	—	—	—	$32.01	41.84%		1.55%	1.55%	(0.35)%	$76,225	107%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$101.80	(1.16)	4.15	2.99	—	(9.14)	(9.14)	$95.65	1.72	%(d)	2.43%	2.43%	(1.95)%	$5,345	23	%(d)
Year Ended July 31, 2021	$62.48	(1.70)	43.19	41.49	—	(2.17)	(2.17)	$101.80	67.57%		2.55%	2.55%	(1.97)%	$6,454	114%
Year Ended July 31, 2020(e)	$41.38	(0.75)	21.85	21.10	—	—	—	$62.48	50.97%		2.65%	2.65%	(1.51)%	$2,858	177%
Year Ended July 31, 2019(e)	$35.92	(0.34)	5.88	5.54	—	(0.08)	(0.08)	$41.38	15.53%		2.58%	2.58%	(0.94)%	$3,082	332%
Year Ended July 31, 2018(e)	$27.54	(0.40)	10.46	10.06	—	(1.68)	(1.68)	$35.92	37.31%		2.49%	2.49%	(1.19)%	$5,780	174%
Year Ended July 31, 2017(e)	$19.61	(0.34)	8.27	7.93	—	—	—	$27.54	40.43%		2.55%	2.55%	(1.35)%	$3,631	107%
Telecommunications UltraSector ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$25.43	0.09	(0.75)	(0.66)	(0.13)	—	(0.13)	$24.64	(2.64	)%(d)	4.43%	1.78%	0.68%	$972	76	%(d)
Year Ended July 31, 2021	$19.67	0.10	5.78	5.88	(0.12)	—	(0.12)	$25.43	30.01%		4.54%	1.78%	0.47%	$1,118	286%
Year Ended July 31, 2020	$21.80	0.12	(1.88)	(1.76)	(0.37)	—	(0.37)	$19.67	(8.22)%		5.13%	1.78%	0.63%	$862	132%
Year Ended July 31, 2019	$21.33	0.07	0.92	0.99	(0.52)	—	(0.52)	$21.80	5.18%		2.16%	1.80%	0.36%	$1,468	1,449%
Year Ended July 31, 2018	$24.17	0.39	(2.30)	(1.91)	(0.93)	—	(0.93)	$21.33	(8.45)%		2.64%	1.95%	1.74%	$1,900	412%
Year Ended July 31, 2017	$27.53	0.20	(3.56)	(3.36)	—	—	—	$24.17	(12.20)%		1.78%	1.65%	0.78%	$3,146	194%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$24.41	(0.04)	(0.72)	(0.76)	—	—	—	$23.65	(3.11	)%(d)	5.43%	2.78%	(0.32)%	$117	76	%(d)
Year Ended July 31, 2021	$18.96	(0.11)	5.56	5.45	—	—	—	$24.41	28.74%		5.54%	2.78%	(0.53)%	$56	286%
Year Ended July 31, 2020	$20.99	(0.07)	(1.86)	(1.93)	(0.10)	—	(0.10)	$18.96	(9.22)%		6.13%	2.78%	(0.37)%	$44	132%
Year Ended July 31, 2019	$20.24	(0.13)	0.96	0.83	(0.08)	—	(0.08)	$20.99	4.17%		3.16%	2.80%	(0.64)%	$75	1,449%
Year Ended July 31, 2018	$22.78	0.18	(2.26)	(2.08)	(0.46)	—	(0.46)	$20.24	(9.41)%		3.64%	2.95%	0.74%	$91	412%
Year Ended July 31, 2017	$26.20	(0.04)	(3.38)	(3.42)	—	—	—	$22.78	(13.09)%		2.78%	2.65%	(0.22)%	$109	194%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

264 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
UltraBear ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$21.42	(0.18)	(1.95)	(2.13)	—	—	—	$19.29	(9.94	)%(d)	2.06%	1.78%	(1.78)%	$9,156	—
Year Ended July 31, 2021(e)	$43.58	(0.53)	(21.48)	(22.01)	(0.15)	—	(0.15)	$21.42	(50.64)%		2.08%	1.78%	(1.77)%	$5,438	—
Year Ended July 31, 2020(e)	$76.76	(0.52)	(32.66)	(33.18)	—	—	—	$43.58	(43.20)%		2.04%	1.78%	(0.80)%	$9,880	—
Year Ended July 31, 2019(e)	$91.23	0.40	(14.87)	(14.47)	—	—	—	$76.76	(15.87)%		1.95%	1.84%	0.44%	$8,869	—
Year Ended July 31, 2018(e)	$125.67	(0.56)	(33.88)	(34.44)	—	—	—	$91.23	(27.40)%		1.89%	1.87%	(0.54)%	$8,335	—
Year Ended July 31, 2017(e)(f)	$171.88	(1.76)	(44.45)	(46.21)	—	—	—	$125.67	(26.93)%		1.66%	1.66%	(1.18)%	$11,709	—
Service Class
Six Months Ended January 31, 2022 (unaudited)	$19.19	(0.27)	(1.73)	(2.00)	—	—	—	$17.19	(10.47	)%(d)	3.06%	2.78%	(2.78)%	$12	—
Year Ended July 31, 2021(e)	$39.25	(0.81)	(19.25)	(20.06)	—	—	—	$19.19	(51.07)%		3.08%	2.78%	(2.77)%	$14	—
Year Ended July 31, 2020(e)	$69.86	(1.12)	(29.49)	(30.61)	—	—	—	$39.25	(43.81)%		3.04%	2.78%	(1.80)%	$72	—
Year Ended July 31, 2019(e)	$83.88	(0.44)	(13.58)	(14.02)	—	—	—	$69.86	(16.74)%		2.95%	2.84%	(0.56)%	$265	—
Year Ended July 31, 2018(e)	$116.67	(1.48)	(31.31)	(32.79)	—	—	—	$83.88	(28.11)%		2.89%	2.87%	(1.54)%	$3,607	—
Year Ended July 31, 2017(e)(f)	$161.16	(3.20)	(41.29)	(44.49)	—	—	—	$116.67	(27.62)%		2.66%	2.66%	(2.18)%	$204	—
UltraBull ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$112.96	(0.23)	5.09	4.86	—	(6.97)	(6.97)	$110.85	4.70	%(d)	1.41%	1.41%	(0.39)%	$126,774	7	%(d)
Year Ended July 31, 2021	$72.03	(0.46)	51.97	51.51	(0.41)	(10.17)	(10.58)	$112.96	77.44%		1.51%	1.51%	(0.51)%	$128,079	31%
Year Ended July 31, 2020	$67.93	0.06	4.37	4.43	(0.33)	—	(0.33)	$72.03	6.48%		1.60%	1.60%	0.09%	$99,875	151%
Year Ended July 31, 2019	$62.85	0.33	5.03	5.36	(0.06)	(0.22)	(0.28)	$67.93	8.54%		1.50%	1.50%	0.54%	$174,947	159%
Year Ended July 31, 2018(g)	$49.15	0.18	13.52	13.70	—	—	—	$62.85	27.89%		1.40%	1.40%	0.31%	$185,706	174%
Year Ended July 31, 2017(g)	$37.86	0.03	11.26	11.29	—	—	—	$49.15	29.79%		1.42%	1.42%	0.08%	$132,494	9%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$90.15	(0.69)	4.03	3.34	—	(6.97)	(6.97)	$86.52	4.16	%(d)	2.41%	2.41%	(1.39)%	$2,657	7	%(d)
Year Ended July 31, 2021	$59.40	(1.20)	42.12	40.92	—	(10.17)	(10.17)	$90.15	75.68%		2.51%	2.51%	(1.51)%	$2,785	31%
Year Ended July 31, 2020	$56.36	(0.49)	3.53	3.04	—	—	—	$59.40	5.39%		2.60%	2.60%	(0.91)%	$1,808	151%
Year Ended July 31, 2019	$52.65	(0.17)	4.10	3.93	—	(0.22)	(0.22)	$56.36	7.46%		2.50%	2.50%	(0.46)%	$1,389	159%
Year Ended July 31, 2018(g)	$41.58	(0.30)	11.37	11.07	—	—	—	$52.65	26.62%		2.40%	2.40%	(0.69)%	$1,838	174%
Year Ended July 31, 2017(g)	$32.35	(0.33)	9.56	9.23	—	—	—	$41.58	28.49%		2.42%	2.42%	(0.92)%	$3,259	9%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.
(f)	As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on December 5, 2016.
(g)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

Financial Highlights :: 265

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
UltraChina ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$11.80	(0.05)	(5.34)	(5.39)	—	—	—	$6.41	(45.68	)%(d)	1.67%	1.67%	(1.05)%	$19,447	105	%(d)
Year Ended July 31, 2021	$17.31	(0.23)	(5.28)	(5.51)	—	—	—	$11.80	(31.83)%		1.67%	1.67%	(1.05)%	$17,626	255%
Year Ended July 31, 2020	$11.42	(0.05)	5.95	5.90	(0.01)	—	(0.01)	$17.31	51.69%		1.79%	1.79%	(0.42)%	$14,973	314%
Year Ended July 31, 2019	$17.79	(0.01)	(6.36)	(6.37)	—	—	—	$11.42	(35.81)%		1.70%	1.70%	(0.05)%	$21,723	360%
Year Ended July 31, 2018	$16.41	(0.01)	1.53	1.52	(0.14)	—	(0.14)	$17.79	9.24%		1.51%	1.51%	(0.07)%	$27,453	312%
Year Ended July 31, 2017	$9.22	(0.08)	7.27	7.19	—	—	—	$16.41	77.98%		1.80%	1.80%	(0.68)%	$33,637	513%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$10.37	(0.09)	(4.67)	(4.76)	—	—	—	$5.61	(45.90	)%(d)	2.67%	2.67%	(2.05)%	$421	105	%(d)
Year Ended July 31, 2021	$15.36	(0.42)	(4.57)	(4.99)	—	—	—	$10.37	(32.49)%		2.67%	2.67%	(2.05)%	$423	255%
Year Ended July 31, 2020	$10.23	(0.17)	5.30	5.13	—	—	—	$15.36	50.15%		2.79%	2.79%	(1.42)%	$2,654	314%
Year Ended July 31, 2019	$16.11	(0.12)	(5.76)	(5.88)	—	—	—	$10.23	(36.50)%		2.70%	2.70%	(1.05)%	$405	360%
Year Ended July 31, 2018	$14.97	(0.19)	1.41	1.22	(0.08)	—	(0.08)	$16.11	8.10%		2.51%	2.51%	(1.07)%	$1,006	312%
Year Ended July 31, 2017	$8.49	(0.19)	6.67	6.48	—	—	—	$14.97	76.33%		2.80%	2.80%	(1.68)%	$2,434	513%
UltraDow 30 ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$66.90	(0.10)	0.93	0.83	—	(4.27)	(4.27)	$63.46	0.94	%(d)	1.47%	1.47%	(0.29)%	$37,193	—	(d)(e)
Year Ended July 31, 2021	$39.32	(0.24)	28.83	28.59	—	(1.01)	(1.01)	$66.90	73.58%		1.59%	1.59%	(0.45)%	$39,210	16%
Year Ended July 31, 2020(f)	$47.25	0.11	(7.02)	(6.91)	(0.30)	(0.72)	(1.02)	$39.32	(15.15)%		1.72%	1.72%	0.26%	$26,124	6%
Year Ended July 31, 2019(f)	$43.77	0.30	3.52	3.82	(0.34)	—	(0.34)	$47.25	8.97%		1.62%	1.62%	0.68%	$38,924	1%
Year Ended July 31, 2018(f)	$33.52	0.12	10.90	11.02	(0.01)	(0.76)	(0.77)	$43.77	32.94%		1.51%	1.51%	0.29%	$37,484	59%
Year Ended July 31, 2017(f)	$23.50	0.03	9.99	10.02	—	—	—	$33.52	42.63%		1.71%	1.71%	0.10%	$29,931	—	(e)
Service Class
Six Months Ended January 31, 2022 (unaudited)	$57.42	(0.39)	0.85	0.46	—	(4.27)	(4.27)	$53.61	0.43	%(d)	2.47%	2.47%	(1.29)%	$879	—	(d)(e)
Year Ended July 31, 2021	$34.20	(0.71)	24.94	24.23	—	(1.01)	(1.01)	$57.42	71.85%		2.59%	2.59%	(1.45)%	$1,203	16%
Year Ended July 31, 2020(f)	$41.33	(0.27)	(6.14)	(6.41)	—	(0.72)	(0.72)	$34.20	(15.95)%		2.72%	2.72%	(0.74)%	$648	6%
Year Ended July 31, 2019(f)	$38.31	(0.09)	3.11	3.02	—	—	—	$41.33	7.87%		2.62%	2.62%	(0.32)%	$732	1%
Year Ended July 31, 2018(f)	$29.70	(0.24)	9.61	9.37	—	(0.76)	(0.76)	$38.31	31.62%		2.51%	2.51%	(0.71)%	$1,584	59%
Year Ended July 31, 2017(f)	$21.02	(0.23)	8.91	8.68	—	—	—	$29.70	41.27%		2.71%	2.71%	(0.90)%	$1,291	—	(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	Amount is less than 0.5%.
(f)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

266 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets					Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
UltraEmerging Markets ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$79.62	0.35	(17.26)	(16.91)	—	—	$62.71	(21.25	)%(d)	1.91%	1.88%		1.02%		$10,932	86	%(d)
Year Ended July 31, 2021	$62.20	(0.56)	17.98	17.42	—	—	$79.62	28.02%		1.78%	1.77%		(0.64)%		$8,976	211%
Year Ended July 31, 2020	$51.58	— (e)	10.62	10.62	—	—	$62.20	20.59	%(f)	1.94%	1.85%		—	%(g)	$13,176	240%
Year Ended July 31, 2019	$63.07	0.05	(11.25)	(11.20)	(0.29)	(0.29)	$51.58	(17.70)%		1.84%	1.84%		0.10%		$12,846	137%
Year Ended July 31, 2018	$61.63	0.25	1.30	1.55	(0.11)	(0.11)	$63.07	2.50%		1.52%	1.52%		0.37%		$22,713	125%
Year Ended July 31, 2017(h)	$39.22	(0.02)	22.43	22.41	—	—	$61.63	57.02%		1.62%	1.62%		(0.04)%		$68,758	225%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$72.13	0.03	(15.64)	(15.61)	—	—	$56.52	(21.65	)%(d)	2.91%	2.88%		0.02%		$161	86	%(d)
Year Ended July 31, 2021	$56.90	(1.36)	16.59	15.23	—	—	$72.13	26.78%		2.78%	2.77%		(1.64)%		$345	211%
Year Ended July 31, 2020	$47.65	(0.47)	9.72	9.25	—	—	$56.90	19.41%		2.94%	2.85%		(1.00)%		$353	240%
Year Ended July 31, 2019	$58.50	(0.44)	(10.41)	(10.85)	—	—	$47.65	(18.55)%		2.84%	2.84%		(0.90)%		$213	137%
Year Ended July 31, 2018	$57.67	(0.38)	1.21	0.83	—	—	$58.50	1.44%		2.52%	2.52%		(0.63)%		$623	125%
Year Ended July 31, 2017(h)	$37.07	(0.46)	21.06	20.60	—	—	$57.67	55.65%		2.62%	2.62%		(1.04)%		$1,238	225%
UltraInternational ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$21.26	(0.19)	(1.47)	(1.66)	—	—	$19.60	(7.81	)%(d)	2.42%	1.78%		(1.78)%		$2,414	—
Year Ended July 31, 2021	$13.16	(0.32)	8.42	8.10	—	—	$21.26	61.55%		2.31%	1.78%		(1.76)%		$3,101	—
Year Ended July 31, 2020	$15.58	(0.09)	(2.33)	(2.42)	—	—	$13.16	(15.53)%		2.61%	1.87%		(0.60)%		$4,078	—
Year Ended July 31, 2019	$17.99	0.03	(2.44)	(2.41)	—	—	$15.58	(13.40)%		2.30%	2.04	%(i)	0.16%		$2,989	—
Year Ended July 31, 2018	$17.10	(0.07)	0.96	0.89	—	—	$17.99	5.20%		1.62%	1.62%		(0.40)%		$9,114	—
Year Ended July 31, 2017	$12.89	(0.17)	4.38	4.21	—	—	$17.10	32.66%		1.78%	1.78%		(1.15)%		$20,851	—
Service Class
Six Months Ended January 31, 2022 (unaudited)	$18.65	(0.28)	(1.26)	(1.54)	—	—	$17.11	(8.31	)%(d)	3.42%	2.78%		(2.78)%		$33	—
Year Ended July 31, 2021	$11.64	(0.48)	7.49	7.01	—	—	$18.65	60.22%		3.31%	2.78%		(2.76)%		$51	—
Year Ended July 31, 2020	$13.92	(0.22)	(2.06)	(2.28)	—	—	$11.64	(16.38)%		3.61%	2.87%		(1.60)%		$70	—
Year Ended July 31, 2019	$16.23	(0.11)	(2.20)	(2.31)	—	—	$13.92	(14.23)%		3.29%	3.03	%(i)	(0.83)%		$47	—
Year Ended July 31, 2018	$15.59	(0.24)	0.88	0.64	—	—	$16.23	4.11%		2.62%	2.62%		(1.40)%		$184	—
Year Ended July 31, 2017	$11.86	(0.31)	4.04	3.73	—	—	$15.59	31.45%		2.78%	2.78%		(2.15)%		$1,362	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)	During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 1.01%.
(g)	Amount is less than 0.005%.
(h)	As described in Note 9, share amounts adjusted for 1:5 reverse share split that occurred on December 5, 2016.
(i)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 267

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
UltraJapan ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$31.75	(0.28)	0.14 (d)	(0.14)	—	(4.34)	(4.34)	$27.27	(2.83	)%(e)	1.77%	1.77%	(1.77)%	$12,849	—
Year Ended July 31, 2021	$20.81	(0.56)	11.50	10.94	—	—	—	$31.75	52.57%		1.80%	1.78%	(1.77)%	$14,600	—
Year Ended July 31, 2020	$21.87	(0.17)	(0.89)	(1.06)	—	—	—	$20.81	(4.85)%		1.94%	1.86%	(0.77)%	$10,556	—
Year Ended July 31, 2019	$24.93	0.04	(2.61)	(2.57)	—	(0.49)	(0.49)	$21.87	(10.75)%		1.83%	1.83%	0.16%	$13,423	—
Year Ended July 31, 2018	$19.76	(0.11)	5.28	5.17	—	—	—	$24.93	26.16%		1.66%	1.66%	(0.45)%	$20,993	—
Year Ended July 31, 2017	$13.62	(0.22)	6.36	6.14	—	—	—	$19.76	44.97%		1.70%	1.70%	(1.26)%	$19,565	—
Service Class
Six Months Ended January 31, 2022 (unaudited)	$26.53	(0.41)	0.29 (d)	(0.12)	—	(4.34)	(4.34)	$22.07	(3.31	)%(e)	2.77%	2.77%	(2.77)%	$122	—
Year Ended July 31, 2021	$17.56	(0.82)	9.79	8.97	—	—	—	$26.53	51.08%		2.80%	2.78%	(2.77)%	$143	—
Year Ended July 31, 2020	$18.64	(0.36)	(0.72)	(1.08)	—	—	—	$17.56	(5.79)%		2.94%	2.86%	(1.77)%	$109	—
Year Ended July 31, 2019	$21.52	(0.16)	(2.23)	(2.39)	—	(0.49)	(0.49)	$18.64	(11.63)%		2.83%	2.83%	(0.84)%	$258	—
Year Ended July 31, 2018	$17.23	(0.31)	4.60	4.29	—	—	—	$21.52	24.90%		2.66%	2.66%	(1.45)%	$237	—
Year Ended July 31, 2017	$11.99	(0.37)	5.61	5.24	—	—	—	$17.23	43.70%		2.70%	2.70%	(2.26)%	$243	—
UltraLatin America ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$19.08	0.62	(2.91)	(2.29)	(0.83)	—	(0.83)	$15.96	(11.33	)%(e)	1.66%	1.66%	7.87%	$14,020	61	%(e)
Year Ended July 31, 2021	$10.61	0.18	8.38	8.56	(0.09)	—	(0.09)	$19.08	80.78%		1.72%	1.72%	1.22%	$15,939	163%
Year Ended July 31, 2020	$31.86	0.28	(21.10)	(20.82)	(0.43)	—	(0.43)	$10.61	(66.27	)%(f)	1.71%	1.71%	1.46%	$15,724	237%
Year Ended July 31, 2019	$33.55	0.44	(1.66)	(1.22)	(0.47)	—	(0.47)	$31.86	(3.51)%		1.69%	1.69%	1.34%	$31,560	132%
Year Ended July 31, 2018	$35.83	0.28	(2.47)	(2.19)	(0.09)	—	(0.09)	$33.55	(6.15)%		1.53%	1.53%	0.72%	$37,611	315%
Year Ended July 31, 2017	$26.71	0.10	9.10	9.20	(0.08)	—	(0.08)	$35.83	34.56%		1.67%	1.67%	0.31%	$32,233	228%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$18.34	0.54	(2.80)	(2.26)	(0.57)	—	(0.57)	$15.51	(11.82	)%(e)	2.66%	2.66%	6.87%	$86	61	%(e)
Year Ended July 31, 2021	$10.26	0.04	8.06	8.10	(0.02)	—	(0.02)	$18.34	78.96%		2.72%	2.72%	0.22%	$148	163%
Year Ended July 31, 2020	$30.71	0.12	(20.57)	(20.45)	—	—	—	$10.26	(66.59	)%(f)	2.70%	2.70%	0.47%	$98	237%
Year Ended July 31, 2019	$32.16	0.13	(1.58)	(1.45)	—	—	—	$30.71	(4.51)%		2.69%	2.69%	0.34%	$81	132%
Year Ended July 31, 2018	$34.61	(0.10)	(2.35)	(2.45)	—	—	—	$32.16	(7.08)%		2.53%	2.53%	(0.28)%	$436	315%
Year Ended July 31, 2017	$25.98	(0.21)	8.84	8.63	—	—	—	$34.61	33.17%		2.67%	2.67%	(0.69)%	$419	228%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.68%.

See accompanying notes to the financial statements.

268 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
UltraMid-Cap ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$66.78	(0.12)	(3.73)	(3.85)	—	(3.25)	(3.25)	$59.68	(6.26	)%(d)	1.44%	1.44%	(0.35)%	$48,736	9	%(d)
Year Ended July 31, 2021	$32.83	(0.33)	34.28	33.95	—	—	—	$66.78	103.44%		1.53%	1.53%	(0.62)%	$61,650	40%
Year Ended July 31, 2020	$44.23	(0.05)	(10.37)	(10.42)	(0.14)	(0.84)	(0.98)	$32.83	(24.24)%		1.66%	1.66%	(0.12)%	$30,383	63%
Year Ended July 31, 2019	$46.93	0.07	(2.72)	(2.65)	(0.01)	(0.04)	(0.05)	$44.23	(5.62)%		1.53%	1.53%	0.16%	$80,404	52%
Year Ended July 31, 2018(e)	$40.56	(0.01)	9.46	9.45	—	(3.08)	(3.08)	$46.93	23.80%		1.43%	1.43%	(0.01)%	$91,844	28%
Year Ended July 31, 2017(e)	$32.14	(0.11)	8.53	8.42	—	—	—	$40.56	26.18%		1.46%	1.46%	(0.30)%	$98,608	35%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$53.58	(0.39)	(2.88)	(3.27)	—	(3.25)	(3.25)	$47.06	(6.73	)%(d)	2.44%	2.44%	(1.35)%	$1,014	9	%(d)
Year Ended July 31, 2021	$26.59	(0.75)	27.74	26.99	—	—	—	$53.58	101.47%		2.53%	2.53%	(1.61)%	$1,231	40%
Year Ended July 31, 2020	$36.24	(0.34)	(8.47)	(8.81)	—	(0.84)	(0.84)	$26.59	(24.99)%		2.66%	2.66%	(1.12)%	$636	63%
Year Ended July 31, 2019	$38.86	(0.28)	(2.30)	(2.58)	—	(0.04)	(0.04)	$36.24	(6.61)%		2.53%	2.53%	(0.84)%	$847	52%
Year Ended July 31, 2018(e)	$34.37	(0.37)	7.94	7.57	—	(3.08)	(3.08)	$38.86	22.58%		2.43%	2.43%	(1.01)%	$2,154	28%
Year Ended July 31, 2017(e)	$27.49	(0.42)	7.30	6.88	—	—	—	$34.37	24.99%		2.46%	2.46%	(1.30)%	$3,079	35%
UltraNasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$99.86	(0.46)	(1.48)	(1.94)	—	(14.34)	(14.34)	$83.58	(3.03	)%(d)	1.42%	1.42%	(0.93)%	$849,932	38	%(d)
Year Ended July 31, 2021(f)	$62.28	(0.82)	45.88	45.06	—	(7.48)	(7.48)	$99.86	76.50%		1.51%	1.51%	(1.05)%	$1,096,713	29%
Year Ended July 31, 2020(f)	$39.32	(0.26)	25.83	25.57	—	(2.61)	(2.61)	$62.28	67.62%		1.59%	1.59%	(0.58)%	$627,805	20%
Year Ended July 31, 2019(f)	$37.54	0.01	3.55	3.56	—	(1.78)	(1.78)	$39.32	9.42%		1.50%	1.50%	0.01%	$504,777	9%
Year Ended July 31, 2018(e)(f)	$26.05	(0.09)	11.58	11.49	—	—	—	$37.54	44.15%		1.41%	1.41%	(0.29)%	$497,460	3%
Year Ended July 31, 2017(e)(f)	$17.20	(0.10)	8.95	8.85	—	—	—	$26.05	51.39%		1.43%	1.43%	(0.48)%	$379,105	4%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$76.18	(0.84)	(0.71)	(1.55)	—	(14.34)	(14.34)	$60.29	(3.52	)%(d)	2.42%	2.42%	(1.93)%	$22,124	38	%(d)
Year Ended July 31, 2021(f)	$49.32	(1.43)	35.77	34.34	—	(7.48)	(7.48)	$76.18	74.78%		2.51%	2.51%	(2.05)%	$23,558	29%
Year Ended July 31, 2020(f)	$31.89	(0.61)	20.65	20.04	—	(2.61)	(2.61)	$49.32	65.95%		2.59%	2.59%	(1.58)%	$15,438	20%
Year Ended July 31, 2019(f)	$31.05	(0.28)	2.90	2.62	—	(1.78)	(1.78)	$31.89	8.33%		2.50%	2.50%	(0.99)%	$12,014	9%
Year Ended July 31, 2018(e)(f)	$21.76	(0.36)	9.65	9.29	—	—	—	$31.05	42.70%		2.41%	2.41%	(1.29)%	$14,914	3%
Year Ended July 31, 2017(e)(f)	$14.52	(0.27)	7.51	7.24	—	—	—	$21.76	49.89%		2.43%	2.43%	(1.48)%	$11,189	4%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	As described in Note 9, share amounts have been adjusted for 3:1 share split on January 22, 2018.
(f)	As described in Note 9, share amounts have been adjusted for 2:1 share split on December 14, 2020.

See accompanying notes to the financial statements.

Financial Highlights :: 269

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
UltraShort China ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$17.80	(0.18)	4.39	(d)	4.21	—	—	$22.01	23.65	%(e)	2.60%	1.78%	(1.78)%	$4,250	—
Year Ended July 31, 2021	$20.11	(0.22)	(2.09	)(d)	(2.31)	—	—	$17.80	(11.49)%		4.54%	1.78%	(1.77)%	$2,341	—
Year Ended July 31, 2020	$47.15	(0.14)	(26.71)		(26.85)	(0.19)	(0.19)	$20.11	(57.12)%		2.83%	1.78%	(0.37)%	$625	—
Year Ended July 31, 2019	$40.80	0.24	6.11		6.35	—	—	$47.15	15.56%		2.45%	1.78%	0.50%	$3,534	—
Year Ended July 31, 2018(f)	$54.15	(0.14)	(13.21)		(13.35)	—	—	$40.80	(24.67)%		2.34%	1.78%	(0.34)%	$2,038	—
Year Ended July 31, 2017(f)	$112.44	(1.12)	(57.17)		(58.29)	—	—	$54.15	(51.85)%		2.91%	1.78%	(1.31)%	$1,389	—
Service Class
Six Months Ended January 31, 2022 (unaudited)	$15.63	(0.27)	3.90	(d)	3.63	—	—	$19.26	23.07	%(e)	3.60%	2.78%	(2.78)%	$10	—
Year Ended July 31, 2021	$17.88	(0.34)	(1.91	)(d)	(2.25)	—	—	$15.63	(12.52)%		5.54%	2.78%	(2.77)%	$6	—
Year Ended July 31, 2020	$42.12	(0.48)	(23.76)		(24.24)	—	—	$17.88	(57.53)%		3.83%	2.78%	(1.37)%	$10	—
Year Ended July 31, 2019	$36.81	(0.19)	5.50		5.31	—	—	$42.12	14.43%		3.45%	2.78%	(0.50)%	$44	—
Year Ended July 31, 2018(f)	$49.35	(0.52)	(12.02)		(12.54)	—	—	$36.81	(25.43)%		3.34%	2.78%	(1.34)%	$70	—
Year Ended July 31, 2017(f)	$103.50	(1.76)	(52.39)		(54.15)	—	—	$49.35	(52.32)%		3.91%	2.78%	(2.31)%	$53	—
UltraShort Dow 30 ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$20.44	(0.17)	(1.02)		(1.19)	—	—	$19.25	(5.82	)%(e)	2.56%	1.78%	(1.78)%	$2,323	—
Year Ended July 31, 2021(g)	$40.04	(0.49)	(19.11)		(19.60)	—	—	$20.44	(48.95)%		2.47%	1.78%	(1.77)%	$2,916	—
Year Ended July 31, 2020(g)	$60.15	(0.56)	(19.35)		(19.91)	(0.20)	(0.20)	$40.04	(33.21)%		2.17%	1.78%	(1.01)%	$5,293	—
Year Ended July 31, 2019(g)	$71.69	0.32	(11.86)		(11.54)	—	—	$60.15	(16.07)%		2.25%	1.78%	0.47%	$4,491	—
Year Ended July 31, 2018(g)	$104.12	(0.36)	(32.07)		(32.43)	—	—	$71.69	(31.16)%		2.18%	1.78%	(0.44)%	$3,874	—
Year Ended July 31, 2017(g)(h)	$156.79	(1.64)	(51.03)		(52.67)	—	—	$104.12	(33.60)%		2.15%	1.78%	(1.29)%	$4,865	—
Service Class
Six Months Ended January 31, 2022 (unaudited)	$17.86	(0.26)	(0.85)		(1.11)	—	—	$16.75	(6.22	)%(e)	3.56%	2.78%	(2.78)%	$118	—
Year Ended July 31, 2021(g)	$35.34	(0.74)	(16.74)		(17.48)	—	—	$17.86	(49.43)%		3.47%	2.78%	(2.77)%	$111	—
Year Ended July 31, 2020(g)	$53.45	(1.00)	(17.11)		(18.11)	—	—	$35.34	(33.91)%		3.17%	2.78%	(2.01)%	$316	—
Year Ended July 31, 2019(g)	$64.34	(0.28)	(10.61)		(10.89)	—	—	$53.45	(16.92)%		3.25%	2.78%	(0.53)%	$179	—
Year Ended July 31, 2018(g)	$94.36	(1.12)	(28.90)		(30.02)	—	—	$64.34	(31.84)%		3.18%	2.78%	(1.44)%	$268	—
Year Ended July 31, 2017(g)(h)	$143.54	(2.84)	(46.34)		(49.18)	—	—	$94.36	(34.33)%		3.15%	2.78%	(2.29)%	$453	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on January 22, 2018.
(g)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.
(h)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

270 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
UltraShort Emerging Markets ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$23.19	(0.23)	2.36	2.13	—	—	$25.32	9.18	%(d)	5.17%	1.78%	(1.78)%	$706	—
Year Ended July 31, 2021(e)	$39.50	(0.21)	(16.10)	(16.31)	—	—	$23.19	(41.26)%		5.39%	1.78%	(1.77)%	$562	—
Year Ended July 31, 2020(e)	$75.75	(0.40)	(35.57)	(35.97)	(0.28)	(0.28)	$39.50	(47.64)%		2.90%	1.78%	(0.60)%	$974	—
Year Ended July 31, 2019(e)	$73.65	0.36	1.74	2.10	—	—	$75.75	2.88%		2.70%	1.78%	0.43%	$2,865	—
Year Ended July 31, 2018(e)	$86.96	(0.28)	(13.03)	(13.31)	—	—	$73.65	(15.32)%		2.35%	1.78%	(0.40)%	$2,958	—
Year Ended July 31, 2017(e)(f)	$156.08	(1.60)	(67.52)	(69.12)	—	—	$86.96	(44.33)%		2.21%	1.78%	(1.32)%	$2,071	—
Service Class
Six Months Ended January 31, 2022 (unaudited)	$20.93	(0.34)	2.14	1.80	—	—	$22.73	8.60	%(d)	6.17%	2.78%	(2.78)%	$37	—
Year Ended July 31, 2021(e)	$35.98	(0.31)	(14.74)	(15.05)	—	—	$20.93	(41.89)%		6.39%	2.78%	(2.77)%	$31	—
Year Ended July 31, 2020(e)	$69.37	(1.00)	(32.39)	(33.39)	—	—	$35.98	(48.10)%		3.90%	2.78%	(1.60)%	$62	—
Year Ended July 31, 2019(e)	$68.11	(0.40)	1.66	1.26	—	—	$69.37	1.82%		3.70%	2.78%	(0.57)%	$98	—
Year Ended July 31, 2018(e)	$81.20	(1.00)	(12.09)	(13.09)	—	—	$68.11	(16.11)%		3.35%	2.78%	(1.40)%	$108	—
Year Ended July 31, 2017(e)(f)	$147.17	(2.80)	(63.17)	(65.97)	—	—	$81.20	(44.84)%		3.21%	2.78%	(2.32)%	$263	—
UltraShort International ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$22.38	(0.20)	0.65	0.45	—	—	$22.83	2.01	%(d)	3.17%	1.78%	(1.78)%	$1,679	—
Year Ended July 31, 2021(e)	$42.06	(0.51)	(19.17)	(19.68)	—	—	$22.38	(46.82)%		3.13%	1.78%	(1.77)%	$1,631	—
Year Ended July 31, 2020(e)	$54.21	(0.48)	(11.27)	(11.75)	(0.40)	(0.40)	$42.06	(21.67)%		2.83%	1.78%	(0.95)%	$2,445	—
Year Ended July 31, 2019(e)	$51.63	0.28	2.30	2.58	—	—	$54.21	4.96%		2.43%	1.78%	0.50%	$2,156	—
Year Ended July 31, 2018(e)	$59.47	(0.28)	(7.56)	(7.84)	—	—	$51.63	(13.18)%		2.53%	1.84%	(0.51)%	$2,120	—
Year Ended July 31, 2017(e)	$86.70	(1.08)	(26.15)	(27.23)	—	—	$59.47	(31.41)%		2.26%	1.85%	(1.41)%	$2,920	—
Service Class
Six Months Ended January 31, 2022 (unaudited)	$20.04	(0.29)	0.59	0.30	—	—	$20.34	1.50	%(d)	4.17%	2.78%	(2.78)%	$5	—
Year Ended July 31, 2021(e)	$38.07	(0.78)	(17.25)	(18.03)	—	—	$20.04	(47.32)%		4.14%	2.79%	(2.78)%	$5	—
Year Ended July 31, 2020(e)	$49.12	(0.96)	(10.09)	(11.05)	—	—	$38.07	(22.48)%		3.83%	2.78%	(1.95)%	$10	—
Year Ended July 31, 2019(e)	$47.26	(0.24)	2.10	1.86	—	—	$49.12	3.89%		3.42%	2.77%	(0.49)%	$14	—
Year Ended July 31, 2018(e)	$54.95	(0.76)	(6.93)	(7.69)	—	—	$47.26	(13.97)%		3.52%	2.83%	(1.50)%	$29	—
Year Ended July 31, 2017(e)	$80.91	(1.84)	(24.12)	(25.96)	—	—	$54.95	(32.08)%		3.26%	2.85%	(2.41)%	$92	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(d)	Not annualized for periods less than one year.
(e)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.
(f)	As described in Note 9, share amounts adjusted for 1:5 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

Financial Highlights :: 271

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
UltraShort Japan ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$12.53	(0.10)	(0.56)	(0.66)	—	—	$11.87	(5.27	)%(d)	18.44%	1.78%	(1.78)%	$455	—
Year Ended July 31, 2021	$22.23	(0.26)	(9.44)	(9.70)	—	—	$12.53	(43.63)%		8.91%	1.78%	(1.77)%	$233	—
Year Ended July 31, 2020	$32.34	(0.18)	(9.93)	(10.11)	—	—	$22.23	(31.26)%		4.87%	1.78%	(0.64)%	$842	—
Year Ended July 31, 2019	$32.76	0.06	(0.48)	(0.42)	—	—	$32.34	(1.28)%		5.49%	1.78%	0.18%	$1,010	—
Year Ended July 31, 2018(e)	$47.18	(0.23)	(14.19)	(14.42)	—	—	$32.76	(30.59)%		3.66%	1.78%	(0.60)%	$709	—
Year Ended July 31, 2017(e)	$75.55	(0.75)	(27.62)	(28.37)	—	—	$47.18	(37.52)%		3.16%	1.78%	(1.37)%	$1,249	—
Service Class
Six Months Ended January 31, 2022 (unaudited)	$11.16	(0.15)	(0.51)	(0.66)	—	—	$10.50	(5.82	)%(d)	19.44%	2.78%	(2.78)%	$1	—
Year Ended July 31, 2021	$19.96	(0.37)	(8.43)	(8.80)	—	—	$11.16	(44.23)%		9.91%	2.78%	(2.77)%	$29	—
Year Ended July 31, 2020	$29.45	(0.44)	(9.05)	(9.49)	—	—	$19.96	(31.87)%		5.87%	2.78%	(1.64)%	$2	—
Year Ended July 31, 2019	$30.00	(0.23)	(0.32)	(0.55)	—	—	$29.45	(2.26)%		6.49%	2.78%	(0.82)%	$4	—
Year Ended July 31, 2018(e)	$43.73	(0.61)	(13.12)	(13.73)	—	—	$30.00	(31.31)%		4.66%	2.78%	(1.60)%	$5	—
Year Ended July 31, 2017(e)	$70.74	(1.25)	(25.76)	(27.01)	—	—	$43.73	(38.16)%		4.16%	2.78%	(2.37)%	$47	—
UltraShort Latin America ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$10.27	(0.11)	(0.09)	(0.20)	—	—	$10.07	(1.85	)%(d)	3.74%	1.78%	(1.78)%	$687	—
Year Ended July 31, 2021	$27.67	(0.32)	(17.08)	(17.40)	—	—	$10.27	(62.88)%		3.28%	1.78%	(1.77)%	$804	—
Year Ended July 31, 2020	$27.71	(0.30)	0.35	0.05	(0.09)	(0.09)	$27.67	0.22%		2.31%	1.78%	(0.87)%	$3,138	—
Year Ended July 31, 2019	$35.01	0.16	(7.46)	(7.30)	—	—	$27.71	(20.85)%		2.42%	1.78%	0.53%	$4,681	—
Year Ended July 31, 2018(e)	$40.03	(0.21)	(4.81)	(5.02)	—	—	$35.01	(12.58)%		2.05%	1.78%	(0.60)%	$3,711	—
Year Ended July 31, 2017(e)	$74.09	(0.70)	(33.36)	(34.06)	—	—	$40.03	(45.95)%		2.29%	1.78%	(1.28)%	$4,476	—
Service Class
Six Months Ended January 31, 2022 (unaudited)	$9.00	(0.16)	(0.06)	(0.22)	—	—	$8.78	(2.44	)%(d)	4.74%	2.78%	(2.78)%	$8	—
Year Ended July 31, 2021	$24.48	(0.47)	(15.01)	(15.48)	—	—	$9.00	(63.24)%		4.28%	2.78%	(2.77)%	$9	—
Year Ended July 31, 2020	$24.69	(0.69)	0.48	(0.21)	—	—	$24.48	(0.85)%		3.31%	2.78%	(1.87)%	$35	—
Year Ended July 31, 2019	$31.51	(0.12)	(6.70)	(6.82)	—	—	$24.69	(21.67)%		3.42%	2.78%	(0.47)%	$61	—
Year Ended July 31, 2018(e)	$36.45	(0.55)	(4.39)	(4.94)	—	—	$31.51	(13.53)%		3.05%	2.78%	(1.60)%	$74	—
Year Ended July 31, 2017(e)	$68.13	(1.15)	(30.53)	(31.68)	—	—	$36.45	(46.52)%		3.29%	2.78%	(2.28)%	$6,981	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(d)	Not annualized for periods less than one year.
(e)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

272 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
UltraShort Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$5.36	(0.04)	(0.04)		(0.08)	—	—	$5.28	(1.49	)%(d)	3.49%	1.78%		(1.78)%	$1,429	—
Year Ended July 31, 2021	$13.16	(0.14)	(7.66)		(7.80)	—	—	$5.36	(59.27)%		3.22%	1.78%		(1.77)%	$1,443	—
Year Ended July 31, 2020	$19.82	(0.20)	(6.38)		(6.58)	(0.08)	(0.08)	$13.16	(33.28)%		2.94%	1.78%		(1.04)%	$2,728	—
Year Ended July 31, 2019	$20.73	0.11	(1.02)		(0.91)	—	—	$19.82	(4.39)%		3.04%	1.78%		0.50%	$1,475	—
Year Ended July 31, 2018	$27.77	(0.11)	(6.93)		(7.04)	—	—	$20.73	(25.35)%		3.12%	1.78%		(0.45)%	$1,067	—
Year Ended July 31, 2017(e)	$37.96	(0.41)	(9.78)		(10.19)	—	—	$27.77	(26.92)%		2.95%	1.77%		(1.28)%	$1,670	—
Service Class
Six Months Ended January 31, 2022 (unaudited)	$4.73	(0.07)	(0.02)		(0.09)	—	—	$4.64	(1.90	)%(d)	4.49%	2.78%		(2.78)%	$24	—
Year Ended July 31, 2021	$11.71	(0.21)	(6.77)		(6.98)	—	—	$4.73	(59.61)%		4.22%	2.78%		(2.77)%	$20	—
Year Ended July 31, 2020	$17.72	(0.37)	(5.64)		(6.01)	—	—	$11.71	(33.92)%		3.94%	2.78%		(2.04)%	$21	—
Year Ended July 31, 2019	$18.73	(0.08)	(0.93)		(1.01)	—	—	$17.72	(5.39)%		4.04%	2.78%		(0.50)%	$16	—
Year Ended July 31, 2018	$25.30	(0.32)	(6.25)		(6.57)	—	—	$18.73	(26.00)%		4.12%	2.78%		(1.45)%	$11	—
Year Ended July 31, 2017(e)	$34.94	(0.70)	(8.94)		(9.64)	—	—	$25.30	(27.48)%		3.95%	2.77%		(2.28)%	$14	—
UltraShort Nasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$15.70	(0.14)	(1.02)		(1.16)	—	—	$14.54	(7.39	)%(d)	2.03%	2.02	%(f)	(2.02)%	$123,270	—
Year Ended July 31, 2021(g)	$35.80	(0.41)	(19.67	)(h)	(20.08)	(0.02)	(0.02)	$15.70	(55.87)%		1.78%	1.78%		(1.76)%	$9,281	—
Year Ended July 31, 2020(g)	$101.55	(0.56)	(64.87)		(65.43)	(0.32)	(0.32)	$35.80	(64.81)%		1.82%	1.82%		(0.84)%	$9,454	—
Year Ended July 31, 2019(g)	$130.89	0.64	(29.98)		(29.34)	—	—	$101.55	(22.43)%		1.77%	1.77%		0.51%	$14,948	—
Year Ended July 31, 2018(g)	$213.53	(0.72)	(81.92)		(82.64)	—	—	$130.89	(38.70)%		1.76%	1.76%		(0.44)%	$12,427	—
Year Ended July 31, 2017(g)(i)	$349.42	(3.36)	(132.53)		(135.89)	—	—	$213.53	(38.92)%		1.77%	1.77%		(1.22)%	$18,170	—
Service Class
Six Months Ended January 31, 2022 (unaudited)	$14.85	(0.21)	(0.97)		(1.18)	—	—	$13.67	(7.95	)%(d)	3.03%	3.02	%(f)	(3.02)%	$62	—
Year Ended July 31, 2021(g)	$34.20	(0.64)	(18.71	)(h)	(19.35)	—	—	$14.85	(56.43)%		2.78%	2.78%		(2.76)%	$184	—
Year Ended July 31, 2020(g)	$97.63	(1.28)	(62.15)		(63.43)	—	—	$34.20	(65.08)%		2.82%	2.82%		(1.84)%	$174	—
Year Ended July 31, 2019(g)	$126.93	(0.48)	(28.82)		(29.30)	—	—	$97.63	(23.13)%		2.77%	2.77%		(0.49)%	$516	—
Year Ended July 31, 2018(g)	$208.94	(2.24)	(79.77)		(82.01)	—	—	$126.93	(39.24)%		2.76%	2.76%		(1.44)%	$91	—
Year Ended July 31, 2017(g)(i)	$345.29	(6.08)	(130.27)		(136.35)	—	—	$208.94	(39.47)%		2.77%	2.77%		(2.22)%	$126	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(d)	Not annualized for periods less than one year.
(e)	As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on December 5, 2016.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 14, 2020.
(h)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(i)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

Financial Highlights :: 273

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
UltraShort Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$7.27	(0.06)	0.78	0.72	—	—	—	$7.99	9.90	%(d)	2.17%	1.78%	(1.78)%	$4,135	—
Year Ended July 31, 2021	$20.12	(0.18)	(12.67)	(12.85)	—	—	—	$7.27	(63.87)%		2.10%	1.78%	(1.77)%	$8,081	—
Year Ended July 31, 2020	$30.78	(0.30)	(10.28)	(10.58)	(0.08)	—	(0.08)	$20.12	(34.44)%		2.16%	1.78%	(1.04)%	$7,746	—
Year Ended July 31, 2019	$29.84	0.16	0.78	0.94	—	—	—	$30.78	3.22%		3.14%	1.78%	0.50%	$4,541	—
Year Ended July 31, 2018(e)	$43.84	(0.10)	(13.90)	(14.00)	—	—	—	$29.84	(31.98)%		2.03%	1.76%	(0.29)%	$4,058	—
Year Ended July 31, 2017(e)	$66.19	(0.68)	(21.67)	(22.35)	—	—	—	$43.84	(33.78)%		1.79%	1.79%	(1.29)%	$8,591	—
Service Class
Six Months Ended January 31, 2022 (unaudited)	$6.71	(0.10)	0.72	0.62	—	—	—	$7.33	9.24	%(d)	3.17%	2.78%	(2.78)%	$481	—
Year Ended July 31, 2021	$18.74	(0.28)	(11.75)	(12.03)	—	—	—	$6.71	(64.19)%		3.10%	2.78%	(2.77)%	$508	—
Year Ended July 31, 2020	$28.86	(0.57)	(9.55)	(10.12)	—	—	—	$18.74	(35.07)%		3.16%	2.78%	(2.04)%	$174	—
Year Ended July 31, 2019	$28.27	(0.16)	0.75	0.59	—	—	—	$28.86	2.16%		4.14%	2.78%	(0.50)%	$158	—
Year Ended July 31, 2018(e)	$41.92	(0.45)	(13.20)	(13.65)	—	—	—	$28.27	(32.61)%		3.03%	2.76%	(1.29)%	$111	—
Year Ended July 31, 2017(e)	$63.93	(1.16)	(20.85)	(22.01)	—	—	—	$41.92	(34.46)%		2.79%	2.79%	(2.29)%	$239	—
UltraSmall-Cap ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$89.55	(0.29)	(16.61)	(16.90)	—	—	—	$72.65	(18.87	)%(d)	1.50%	1.50%	(0.65)%	$74,336	13	%(d)
Year Ended July 31, 2021	$41.81	(0.81)	48.55	47.74	—	—	—	$89.55	114.21%		1.62%	1.62%	(1.04)%	$100,147	27%
Year Ended July 31, 2020	$57.95	(0.25)	(15.89)	(16.14)	—	—	—	$41.81	(27.85)%		1.80%	1.80%	(0.52)%	$33,767	143%
Year Ended July 31, 2019	$68.79	0.13	(10.91)	(10.78)	(0.05)	(0.01)	(0.06)	$57.95	(15.64)%		1.60%	1.60%	0.23%	$62,102	77%
Year Ended July 31, 2018	$52.24	(0.16)	17.14	16.98	—	(0.43)	(0.43)	$68.79	32.65%		1.49%	1.49%	(0.26)%	$68,965	29%
Year Ended July 31, 2017	$39.08	(0.31)	13.47	13.16	—	—	—	$52.24	33.65%		1.50%	1.50%	(0.68)%	$90,054	71%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$72.53	(0.65)	(13.33)	(13.98)	—	—	—	$58.55	(19.27	)%(d)	2.50%	2.50%	(1.65)%	$750	13	%(d)
Year Ended July 31, 2021	$34.20	(1.46)	39.79	38.33	—	—	—	$72.53	112.08%		2.62%	2.62%	(2.04)%	$994	27%
Year Ended July 31, 2020	$47.88	(0.64)	(13.04)	(13.68)	—	—	—	$34.20	(28.57)%		2.80%	2.80%	(1.52)%	$263	143%
Year Ended July 31, 2019	$57.34	(0.35)	(9.10)	(9.45)	—	(0.01)	(0.01)	$47.88	(16.47)%		2.60%	2.60%	(0.77)%	$460	77%
Year Ended July 31, 2018	$44.08	(0.63)	14.32	13.69	—	(0.43)	(0.43)	$57.34	31.20%		2.49%	2.49%	(1.26)%	$1,847	29%
Year Ended July 31, 2017	$33.30	(0.70)	11.48	10.78	—	—	—	$44.08	32.37%		2.50%	2.50%	(1.68)%	$720	71%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

274 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
U.S. Government Plus ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$69.24	(0.46)	(3.45)	(3.91)	—		—	$65.33	(5.65	)%(d)	1.33%	1.33%		(1.33)%	$24,634	—	(d)(e)
Year Ended July 31, 2021	$85.98	(0.83)	(15.91)	(16.74)	—		—	$69.24	(19.47)%		1.51%	1.51%		(1.17)%	$24,182	99%
Year Ended July 31, 2020	$60.08	0.06	26.01	26.07	(0.17)		(0.17)	$85.98	43.48%		1.40%	1.40%		0.09%	$21,927	392%
Year Ended July 31, 2019	$52.14	0.61	7.94	8.55	(0.61)		(0.61)	$60.08	16.53%		1.34%	1.34%		1.14%	$23,791	503%
Year Ended July 31, 2018	$53.83	0.20	(1.78)	(1.58)	(0.11)		(0.11)	$52.14	(2.95)%		1.35%	1.35%		0.38%	$14,497	714%
Year Ended July 31, 2017	$63.97	(0.33)	(9.81)	(10.14)	—		—	$53.83	(15.84)%		1.28%	1.28%		(0.60)%	$21,114	397%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$62.71	(0.77)	(3.08)	(3.85)	—		—	$58.86	(6.12	)%(d)	2.33%	2.33%		(2.33)%	$241	—	(d)(e)
Year Ended July 31, 2021	$78.67	(1.50)	(14.46)	(15.96)	—		—	$62.71	(20.29)%		2.51%	2.51%		(2.17)%	$1,839	99%
Year Ended July 31, 2020	$55.37	(0.62)	23.92	23.30	—	(f)	— (f)	$78.67	42.11%		2.40%	2.40%		(0.91)%	$2,385	392%
Year Ended July 31, 2019	$48.09	0.12	7.24	7.36	(0.08)		(0.08)	$55.37	15.31%		2.34%	2.34%		0.14%	$2,605	503%
Year Ended July 31, 2018	$50.07	(0.29)	(1.68)	(1.97)	(0.01)		(0.01)	$48.09	(3.94)%		2.35%	2.35%		(0.62)%	$4,374	714%
Year Ended July 31, 2017	$60.10	(0.87)	(9.16)	(10.03)	—		—	$50.07	(16.70)%		2.28%	2.28%		(1.60)%	$794	397%
Utilities UltraSector ProFund
Investor Class
Six Months Ended January 31, 2022 (unaudited)	$58.73	0.12	4.98	5.10	(0.13)		(0.13)	$63.70	8.68	%(d)	1.81%	1.81%		0.40%	$8,620	49	%(d)
Year Ended July 31, 2021	$51.44	0.09	7.52	7.61	(0.32	)(f)	(0.32)	$58.73	14.85%		2.06%	2.02	%(g)	0.17%	$8,418	95%
Year Ended July 31, 2020	$54.09	0.55	(2.16)	(1.61)	(1.04)		(1.04)	$51.44	(3.25)%		1.73%	1.73%		0.95%	$8,717	368%
Year Ended July 31, 2019	$45.64	0.71	8.04	8.75	(0.30)		(0.30)	$54.09	19.30%		1.72%	1.72%		1.41%	$31,558	406%
Year Ended July 31, 2018	$45.01	0.48	0.48	0.96	(0.33)		(0.33)	$45.64	2.15%		1.69%	1.69%		1.07%	$8,208	314%
Year Ended July 31, 2017	$42.70	0.43	2.20	2.63	(0.32)		(0.32)	$45.01	6.27%		1.65%	1.65%		1.06%	$16,755	97%
Service Class
Six Months Ended January 31, 2022 (unaudited)	$54.53	(0.16)	4.60	4.44	—		—	$58.97	8.14	%(d)	2.81%	2.81%		(0.60)%	$953	49	%(d)
Year Ended July 31, 2021	$47.93	(0.39)	6.99	6.60	—		—	$54.53	13.77%		3.01%	2.97	%(g)	(0.78)%	$368	95%
Year Ended July 31, 2020	$50.80	0.06	(2.01)	(1.95)	(0.92)		(0.92)	$47.93	(4.09)%		2.65%	2.65%		0.03%	$348	368%
Year Ended July 31, 2019	$42.98	0.26	7.56	7.82	—		—	$50.80	18.19%		2.67%	2.67%		0.46%	$1,265	406%
Year Ended July 31, 2018	$42.79	0.07	0.41	0.48	(0.29)		(0.29)	$42.98	1.14%		2.67%	2.67%		0.09%	$635	314%
Year Ended July 31, 2017	$40.67	0.05	2.07	2.12	—		—	$42.79	5.19%		2.65%	2.65%		0.06%	$671	97%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)	Subsequent to the issuance of the July 31, 2021 financial statements, $0.04 of the distribution was determined to be a return of capital.
(g)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Notes to Financial Statements

276 :: Notes to Financial Statements :: January 31, 2022 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 116 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

These accompanying financial statements relate to the following portfolios of the Trust included in this report (collectively, the “ProFunds” and individually, a “ProFund”):

Classic ProFunds:

Bull ProFund
Europe 30 ProFund
Large-Cap Growth ProFund
Large-Cap Value ProFund
Mid-Cap Growth ProFund
Mid-Cap ProFund

Mid-Cap Value ProFund
Nasdaq-100 ProFund
Small-Cap Growth ProFund
Small-Cap ProFund
Small-Cap Value ProFund

Ultra ProFunds:

UltraBull ProFund
UltraChina ProFund
UltraDow 30 ProFund
UltraEmerging Markets ProFund
UltraInternational ProFund

UltraJapan ProFund
UltraLatin America ProFund
UltraMid-Cap ProFund
UltraNasdaq-100 ProFund
UltraSmall-Cap ProFund

Inverse ProFunds:

Bear ProFund
Short Nasdaq-100 ProFund
Short Small-Cap ProFund
UltraBear ProFund
UltraShort China ProFund
UltraShort Dow 30 ProFund
UltraShort Emerging Markets ProFund

UltraShort International ProFund
UltraShort Japan ProFund
UltraShort Latin America ProFund
UltraShort Mid-Cap ProFund
UltraShort Nasdaq-100 ProFund
UltraShort Small-Cap ProFund

UltraSector ProFunds:

Banks UltraSector ProFund
Basic Materials UltraSector ProFund
Biotechnology UltraSector ProFund
Communication Services UltraSector ProFund
Consumer Goods UltraSector ProFund
Consumer Services UltraSector ProFund
Financials UltraSector ProFund
Health Care UltraSector ProFund
Industrials UltraSector ProFund
Internet UltraSector ProFund

Oil & Gas UltraSector ProFund
Oil Equipment & Services UltraSector ProFund
Pharmaceuticals UltraSector ProFund
Precious Metals UltraSector ProFund
Real Estate UltraSector ProFund
Semiconductor UltraSector ProFund
Technology UltraSector ProFund
Telecommunications UltraSector ProFund
Utilities UltraSector ProFund

Inverse Sector ProFunds:

Short Oil & Gas ProFund
Short Precious Metals ProFund

Short Real Estate ProFund

Digital Assets ProFund:

Bitcoin Strategy ProFund

Non-Equity ProFunds:

Access Flex Bear High Yield ProFund
Access Flex High Yield ProFund
Falling U.S. Dollar ProFund
Rising Rates Opportunity ProFund

Rising Rates Opportunity 10 ProFund
Rising U.S. Dollar ProFund
U.S. Government Plus ProFund

January 31, 2022 (unaudited) :: Notes to Financial Statements :: 277

Each ProFund, other than Europe 30 ProFund, Large-Cap Growth ProFund, Large-Cap Value ProFund, Mid-Cap Growth ProFund, Mid-Cap Value ProFund, Small-Cap Growth ProFund, and Small-Cap Value ProFund is classified as non-diversified under the 1940 Act. Each ProFund, with the exception of Bitcoin Strategy ProFund, has two classes of shares outstanding: an Investor Class and a Service Class. The Bitcoin Strategy ProFund, has one class: an Investor Class.

The Large-Cap Growth ProFund may operate as “non-diversified”, as defined under the 1940 Act, to the extent necessary to approximate the composition of its index.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Basis of Consolidation

The accompanying Consolidated Schedule of Portfolio Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, Consolidated Statement of Cash Flows, and Consolidated Financial Highlights of Bitcoin Strategy ProFund include the accounts of the ProFunds Bitcoin Strategy Portfolio, a wholly-owned subsidiary of the ProFund (the “Subsidiary”) organized under the laws of the Cayman Islands, which primarily invests in Bitcoin related instruments. The Subsidiary enables the ProFund to hold these Bitcoin-related instruments and satisfy “regulated investment company” (“RIC”) tax requirements. The ProFund will invest a significant portion of its total assets in its Subsidiary. As of January 31, 2022, the net assets of ProFunds Bitcoin Strategy Portfolio were 22.3% of the adjusted net assets of Bitcoin Strategy ProFund (as adjusted for reverse repurchase agreements). Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to Bitcoin Strategy ProFund, except that the Subsidiary may invest without limitation in Bitcoin-related instruments.

Investment in a Subsidiary

The Bitcoin Strategy ProFund intends to achieve commodity exposure through investment in the Subsidiary. The Bitcoin Strategy ProFund’s investment in its Subsidiary is intended to provide the ProFund with exposure to commodity and financial markets in accordance with applicable rules and regulations. The Subsidiary may invest in derivatives, including futures, forwards, options and other investments intended to serve as margin or collateral or otherwise support the Subsidiary’s derivatives positions. The Subsidiary is not registered under the 1940 Act, and will not have all of the protections offered to investors in RICs. The Board, however, has oversight responsibility for the investment activities of the ProFund, including its investment in its Subsidiary, and the ProFund’s role as the sole shareholder of the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands, under which the ProFund and the Subsidiary are organized, respectively, could result in the inability of the ProFund and/or its Subsidiary to operate as described in the ProFund’s Statement of Additional Information and could negatively affect the ProFund and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, ProFund shareholders would likely suffer decreased investment returns. The financial statements of the Subsidiary have been consolidated with the ProFund’s financial statements in this report.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one business day. The resale price is typically greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds

278 :: Notes to Financial Statements :: January 31, 2022 (unaudited)

within the Trust invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund, amounts to more than 15% of the ProFund’s total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of January 31, 2022, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Canadian Imperial Bank of Canada 0.00% dated 7/31/21, due 2/1/22(1)	Credit Agricole CIB, 0.00% dated 7/31/21, due 2/1/22(2)	HSBC Securities (USA), Inc., 0.00% dated 7/31/21, due 0(3)	RBC Capital Markets, LLC, 0.00% dated 7/31/21, due 2/1/22(4)	Societe’ Generale, 0.00% dated 7/31/21, due 2/1/22(5)	UMB Bank N.A., 0.00% dated 7/31/21, due 2/1/22(6)
Access Flex Bear High Yield ProFund	$18,000	$35,000	$234,000	$35,000	$122,000	$13,000
Access Flex High Yield ProFund	85,000	160,000	1,070,000	160,000	556,000	52,000
Banks UltraSector ProFund	167,000	314,000	2,106,000	314,000	1,094,000	104,000
Basic Materials UltraSector ProFund	50,000	97,000	650,000	97,000	337,000	37,000
Bear ProFund	441,000	829,000	5,532,000	829,000	2,876,000	257,000
Biotechnology UltraSector ProFund	1,054,000	1,976,000	13,183,000	1,976,000	6,854,000	604,000
Bull ProFund	371,000	698,000	4,656,000	698,000	2,421,000	216,000
Communication Services UltraSector ProFund	54,000	102,000	684,000	102,000	356,000	36,000
Consumer Goods UltraSector ProFund	84,000	157,000	1,056,000	157,000	548,000	53,000
Consumer Services UltraSector ProFund	383,000	719,000	4,803,000	719,000	2,497,000	225,000
Falling U.S. Dollar ProFund	45,000	86,000	582,000	86,000	303,000	33,000
Financials UltraSector ProFund	92,000	173,000	1,164,000	173,000	604,000	63,000
Health Care UltraSector ProFund	134,000	253,000	1,700,000	253,000	883,000	89,000
Industrials UltraSector ProFund	46,000	87,000	584,000	87,000	303,000	32,000
Internet UltraSector ProFund	1,087,000	2,037,000	13,590,000	2,037,000	7,066,000	621,000
Large Cap Growth ProFund	—	1,000	9,000	1,000	4,000	3,000
Mid Cap ProFund	79,000	149,000	1,004,000	149,000	521,000	53,000
Nasdaq 100 ProFund	514,000	967,000	6,454,000	967,000	3,356,000	301,000
Oil & Gas UltraSector ProFund	408,000	767,000	5,121,000	767,000	2,663,000	242,000
Oil Equipment & Services UltraSector	210,000	396,000	2,646,000	396,000	1,375,000	127,000
Pharmaceuticals UltraSector ProFund	38,000	74,000	498,000	74,000	258,000	29,000
Precious Metals UltraSector ProFund	240,000	452,000	3,021,000	452,000	1,570,000	145,000
Real Estate UltraSector ProFund	195,000	367,000	2,453,000	367,000	1,275,000	118,000
Rising Rates Opportunity ProFund	503,000	943,000	6,297,000	943,000	3,274,000	293,000
Rising Rates Opportunity 10 ProFund	118,000	224,000	1,501,000	224,000	780,000	75,000
Rising U.S. Dollar ProFund	931,000	1,747,000	11,657,000	1,747,000	6,061,000	536,000

January 31, 2022 (unaudited) :: Notes to Financial Statements :: 279

Fund Name	Canadian Imperial Bank of Canada 0.00% dated 7/31/21, due 2/1/22(1)	Credit Agricole CIB, 0.00% dated 7/31/21, due 2/1/22(2)	HSBC Securities (USA), Inc., 0.00% dated 7/31/21, due 0(3)	RBC Capital Markets, LLC, 0.00% dated 7/31/21, due 2/1/22(4)	Societe’ Generale, 0.00% dated 7/31/21, due 2/1/22(5)	UMB Bank N.A., 0.00% dated 7/31/21, due 2/1/22(6)
Semiconductor UltraSector ProFund	$1,078,000	$2,023,000	$13,494,000	$2,023,000	$7,016,000	$617,000
Short Nasdaq 100 ProFund	3,695,000	6,928,000	46,198,000	6,928,000	24,022,000	2,100,000
Short Oil & Gas ProFund	15,000	30,000	204,000	30,000	106,000	16,000
Short Precious Metals ProFund	124,000	232,000	1,557,000	232,000	809,000	79,000
Short Real Estate ProFund	29,000	56,000	385,000	56,000	200,000	26,000
Short Small Cap ProFund	58,000	113,000	759,000	113,000	394,000	45,000
Small-Cap ProFund	106,000	200,000	1,343,000	200,000	697,000	69,000
Technology UltraSector ProFund	984,000	1,847,000	12,323,000	1,847,000	6,407,000	567,000
Telecommunications UltraSector ProFund	10,000	20,000	141,000	20,000	73,000	12,000
UltraBear ProFund	404,000	760,000	5,074,000	760,000	2,638,000	238,000
UltraBull ProFund	1,238,000	2,323,000	15,492,000	2,323,000	8,055,000	706,000
UltraChina ProFund	116,000	217,000	1,458,000	217,000	758,000	73,000
UltraDow 30 ProFund	351,000	659,000	4,398,000	659,000	2,286,000	206,000
UltraEmerging Markets ProFund	42,000	79,000	539,000	79,000	280,000	33,000
UltraInternational ProFund	99,000	187,000	1,253,000	187,000	652,000	63,000
UltraJapan ProFund	452,000	848,000	5,654,000	848,000	2,940,000	257,000
UltraLatin America ProFund	98,000	185,000	1,243,000	185,000	646,000	63,000
UltraMid-Cap ProFund	344,000	646,000	4,323,000	646,000	2,247,000	206,000
UltraNasdaq-100 ProFund	5,369,000	10,068,000	67,132,000	10,068,000	34,907,000	3,048,000
UltraShort China ProFund	165,000	309,000	2,074,000	309,000	1,077,000	102,000
UltraShort Dow 30 ProFund	103,000	195,000	1,307,000	195,000	679,000	66,000
UltraShort Emerging Markets ProFund	32,000	62,000	417,000	62,000	216,000	24,000
UltraShort International ProFund	63,000	120,000	813,000	120,000	423,000	47,000
UltraShort Japan ProFund	15,000	28,000	189,000	28,000	98,000	11,000
UltraShort Latin America ProFund	33,000	63,000	432,000	63,000	224,000	30,000
UltraShort Mid-Cap ProFund	64,000	122,000	824,000	122,000	428,000	46,000
UltraShort Nasdaq-100 ProFund	5,183,000	9,719,000	64,812,000	9,719,000	33,701,000	2,945,000
UltraShort Small-Cap ProFund	216,000	407,000	2,728,000	407,000	1,417,000	135,000
UltraSmall-Cap ProFund	524,000	985,000	6,581,000	985,000	3,422,000	307,000
U.S. Government Plus ProFund	978,000	1,835,000	12,247,000	1,835,000	6,368,000	563,000
Utilities UltraSector ProFund	89,000	168,000	1,125,000	168,000	583,000	60,000
	$29,424,000	$55,244,000	$368,774,000	$55,244,000	$191,726,000	$17,117,000

Each repurchase agreement was fully collateralized by U.S. government and/or agency securities as of January 31, 2022 as follows:

(1)	U.S. Treasury Notes, 0.50%, due 2/28/26, total value $30,019,392.
(2)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, total value $56,440,441.
(3)	U.S. Treasury Bonds, 2.75%, due 8/15/47, U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), effective yield or interest rate in effect at January 31, 2022, 2.192%, due 5/15/40, which had an aggregate value of $376,200,692.
(4)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/22, total value of $56,358,433.
(5)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.25%, due 1/15/25, total value $195,571,320.
(6)	Federal Home Loan Banks, 1.20% to 3.375%, due 12/8/23 to 12/30/24, which had an aggregate value of $17,869,310.

Reverse Repurchase Agreements

The Bitcoin Strategy ProFund may enter into reverse repurchase agreements as part of its investment strategy, which may be viewed as a form of borrowing. Reverse repurchase agreements involve sales by the ProFund of portfolio assets for cash concurrently with an agreement by the ProFund to repurchase those same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFund intends to use the reverse repurchase technique only when it will be to the ProFund’s advantage to do so. The ProFund will segregate with its custodian bank cash or liquid instruments equal in value to the ProFund’s obligations with respect to reverse repurchase agreements.

280 :: Notes to Financial Statements :: January 31, 2022 (unaudited)

As of January 31, 2022, the ProFunds’ outstanding balances on reverse repurchase agreements were as follows:

	Counterparty	Interest Rate	Principal Amount	Maturity	Value	Value & Accrued Interest
Bitcoin Strategy ProFund	UMB Bank N.A.	0.08%	$(19,985,000)	2/1/2022	$(19,985,000)	$(19,985,044)

For the period ended January 31, 2022, the average daily balance outstanding and average interest rate on the ProFunds’ reverse repurchase agreements were as follows:

Bitcoin Strategy ProFund
Average daily balance outstanding	$16,744,932
Average interest rate	0.08%

The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.

	Counterparty	Reverse Repurchase Agreements(1)	Collateral Pledged to Counterparty(1)
Bitcoin Strategy ProFund	UMB Bank N.A.	$(19,985,044)	$19,985,044

(1)  Represents gross value and accrued interest for the counterparty as reported in the preceding table.

Investments in Other Investment Companies

Each ProFund may invest in other investment companies, including exchange-traded funds (“ETFs”) and unit investment trusts (“UITs”), to the extent that such an investment would be consistent with the requirements of the 1940 Act or any exemptive order issued by the SEC. If the ProFund invests in, and thus, is a shareholder of, another investment company, the ProFund’s shareholders will indirectly bear the ProFund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations. Because most ETFs are investment companies, absent exemptive relief or reliance on an applicable exemptive statute or rule, the ProFund’s investments in such investment companies generally would be limited under applicable federal statutory provisions. Those provisions typically restrict the ProFund’s investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The Fund may invest in certain ETFs in excess of the statutory limit in reliance on an exemptive order issued by the SEC to those entities or pursuant to statutory or exemptive relief and pursuant to procedures approved by the Board provided that the ProFund complies with the conditions of the exemptive relief, as they may be amended from time to time, and any other applicable investment limitations.

Depositary Receipts

Each ProFund may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

The ProFunds may invest in both sponsored and unsponsored depositary receipts. Certain depositary receipts, typically those designated as “unsponsored”, require the holders thereof to bear most of the costs of such facilities, while issuers of “sponsored” facilities normally pay more of the cost thereof. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

Real Estate Investment Trusts

Each ProFund (other than the Non-Equity ProFunds) may invest in real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Equity REITs invest primarily in real property while mortgage REITs invest in constructions, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REITs, the creditworthiness of the issuer, property taxes, interest rates, and tax regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of

January 31, 2022 (unaudited) :: Notes to Financial Statements :: 281 investment positions. Certain ProFunds may obtain investment exposure through derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the period ended January 31, 2022, were utilized to gain exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

The Access Flex Bear High Yield ProFund and Access Flex High Yield ProFund maintain exposure to the high yield market (i.e., U.S. corporate high yield debt market), regardless of market conditions. This means these ProFunds do not adopt defensive positions in cash or other instruments in anticipation of an adverse market climate. The Access Flex Bear High Yield ProFund invests primarily in derivatives, money market instruments, and U.S. Treasury obligations that the Advisor believes, in combination, should provide investment results that correspond to the high yield market. The Access Flex High Yield ProFund invests primarily in derivatives, money market instruments, and U.S. Treasury obligations that the Advisor believes, in combination, should provide investment results that correspond to the high yield market. During the period ended January 31, 2022, the ProFunds held credit default swap agreements for credit exposure to the high yield market and futures contracts and/or treasury notes for interest rate exposure to meet the ProFunds investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at period end are reflected on each respective ProFund’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund’s investment objective.

Certain ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the period ended January 31, 2022. With the exception of the ProFunds listed below, the notional amount of open derivative positions relative to each ProFund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year. The volume associated with derivative positions in the Bull ProFund, Nasdaq-100 ProFund, UltraSmall-Cap ProFund and U.S. Government Plus ProFund was 32%, 41%, 130% and 113%, respectively, based on average monthly notional amounts in comparison to net assets during the period ended January 31, 2022.

In connection with its management of certain series of the Trust included in this report (Bitcoin Strategy ProFund, UltraBear ProFund, UltraJapan ProFund, UltraShort Dow 30 ProFund, UltraShort Japan ProFund, UltraShort Mid-Cap ProFund, UltraShort Nasdaq-100 ProFund and UltraShort Small-Cap ProFund (the “Commodity Pools”)), the Advisor is registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury

282 :: Notes to Financial Statements :: January 31, 2022 (unaudited)

futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit its currency transactions to qualify as a RIC under the Internal Revenue Code. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Falling U.S. Dollar and Rising U.S. Dollar ProFunds engage in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Falling U.S. Dollar and Rising U.S. Dollar ProFunds enter into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. Similarly, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds have sought to mitigate credit risk by generally requiring that the counterparties to the ProFund post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of January 31, 2022, the collateral posted by counterparties consisted of U.S. Treasury securities and cash.

Credit Default Swap (“CDS”) Agreements

As of January 31, 2022, the Access Flex Bear High Yield ProFund invested in centrally cleared credit default swaps as a substitute for

January 31, 2022 (unaudited) :: Notes to Financial Statements :: 283 shorting notes in order to gain inverse credit exposure to the high yield market. As of July 31, 2021, the Access Flex High Yield ProFund invested in centrally cleared credit default swaps as a substitute for investing directly in notes in order to gain credit exposure to the high yield market.

In a CDS, the agreement will reference one or more debt securities or reference entities. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference entity has occurred. If a credit event occurs, the seller generally must pay the buyer: a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity. CDS are designed to reflect changes in credit quality, including events of default. A CDS may require premium (discount) payments as well as daily payments (receipts) related to the interest leg of the swap or to the default or change in price of a reference entity.

The counterparty risk for cleared swap agreements is generally lower than for uncleared over-the-counter swap agreements because, generally, a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to a ProFund.

If a ProFund is a seller of a CDS contract (also referred to as a seller of protection or as a buyer of risk), the ProFund would be required to pay the par (or other agreed upon) value of a referenced obligation to the counterparty in the event of a default or other credit event. In return, the ProFund would receive from the counterparty a daily stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the ProFund would keep the stream of payments and would have no payment obligations. As the seller, the ProFund would be subject to investment exposure on the notional amount of the swap.

If a ProFund is a buyer of a CDS contract (also referred to as a buyer of protection or a seller of risk), the ProFund would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade). In return, the ProFund would pay the counterparty a daily stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the ProFund.

The ProFunds enter into a CDS with multiple reference entities, in which case payments and settlements in respect of any defaulting reference entity would typically be dealt with separately from the other reference entities.

Upon entering into a centrally cleared CDS, a ProFund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the CDS and is returned to a ProFund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as “marking-to-market.” The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

Swap Agreements (other than CDS)

Each ProFund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.

On a typical long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets, plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net

284 :: Notes to Financial Statements :: January 31, 2022 (unaudited)

basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund has valued the asset may be considered to be illiquid for purposes of a ProFund illiquid investment limitations.

A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of January 31, 2022, the collateral posted by counterparties consisted of U.S. Treasury securities and cash.

The use of swaps, including CDS, is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund’s transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds are subject to master netting agreements for swap agreements (other than centrally cleared CDS) and forward currency contracts that allow for amounts owed between the ProFund and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds utilize derivative instruments to achieve their investment objective during the period. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

January 31, 2022 (unaudited) :: Notes to Financial Statements :: 285

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund’s Statement of Assets and Liabilities, categorized by risk exposure, as of January 31, 2022.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements*	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements*	Unrealized Depreciation on Forward Currency Contracts
Commodity Risk Exposure:
Bitcoin Strategy ProFund	$501,496	$—	$—	$945,087	$—	$—

Credit Risk Exposure:
Access Flex Bear High Yield ProFund	—	14,111	—	—	—	—
Access Flex High Yield ProFund	—	—	—	—	168,307	—

Equity Risk Exposure:
Banks UltraSector ProFund	—	230,128	—	—	—	—
Basic Materials UltraSector ProFund	—	5,048	—	—	—	—
Bear ProFund	—	—	—	—	452,325	—
Biotechnology UltraSector ProFund	—	1,886,688	—	—	—	—
Bull ProFund	—	411,546	—	—	—	—
Communication Services UltraSector ProFund	—	79,570	—	—	—	—
Consumer Goods UltraSector ProFund	—	—	—	—	17,360	—
Consumer Services UltraSector ProFund	—	678,927	—	—	—	—
Financials UltraSector ProFund	—	188,092	—	—	—	—
Health Care UltraSector ProFund	—	196,638	—	—	—	—
Industrials UltraSector ProFund	—	320	—	—	9,912	—
Internet UltraSector ProFund	—	2,395,992	—	—	—	—
Mid-Cap ProFund	—	81,823	—	—	—	—
Nasdaq-100 ProFund	—	3,233,959	—	57,042	—	—
Oil & Gas UltraSector ProFund	—	1,307,541	—	—	—	—
Oil Equipment & Services UltraSector ProFund	—	305,002	—	—	—	—
Pharmaceuticals UltraSector ProFund	—	103,526	—	—	—	—
Precious Metals UltraSector ProFund	—	—	—	—	416,522	—
Real Estate UltraSector ProFund	—	118,514	—	—	—	—
Semiconductor UltraSector ProFund	—	875,019	—	—	—	—
Short Nasdaq-100 ProFund	—	—	—	—	3,563,991	—
Short Oil & Gas ProFund	—	—	—	—	19,660	—
Short Precious Metals ProFund	—	77,308	—	—	—	—
Short Real Estate ProFund	—	778	—	—	9,000	—
Short Small-Cap ProFund	9,225	—	—	—	66,522	—
Small-Cap ProFund	—	130,155	—	—	—	—
Technology UltraSector ProFund	—	2,451,898	—	—	—	—
Telecommunications UltraSector ProFund	—	—	—	—	10,269	—
UltraBear ProFund	—	—	—	—	801,252	—
UltraBull ProFund	—	6,335,470	—	—	—	—
UltraChina ProFund	—	2,202,764	—	—	—	—
UltraDow 30 ProFund	—	1,187,131	—	49,756	—	—
UltraEmerging Markets ProFund	—	716,612	—	—	—	—
UltraInternational ProFund	—	86,189	—	—	—	—
UltraJapan ProFund	—	8,269	—	441,251	—	—
UltraLatin America ProFund	—	154,155	—	—	—	—
UltraMid-Cap ProFund	—	2,300,113	—	—	—	—
UltraNasdaq-100 ProFund	—	69,148,918	—	28,521	—	—
UltraShort China ProFund	—	—	—	—	850,317	—
UltraShort Dow 30 ProFund	—	—	—	—	146,447	—
UltraShort Emerging Markets ProFund	—	—	—	—	105,836	—
UltraShort International ProFund	—	—	—	—	58,857	—
UltraShort Japan ProFund	7,641	—	—	—	11,146	—
UltraShort Latin America ProFund	—	—	—	—	16,681	—
UltraShort Mid-Cap ProFund	—	—	—	—	128,569	—
UltraShort Nasdaq-100 ProFund	—	—	—	—	8,917,874	—
UltraShort Small-Cap ProFund	55,354	—	—	—	500,583	—
UltraSmall-Cap ProFund	—	4,124,805	—	230,734	—	—
Utilities UltraSector ProFund	—	109,778	—	—	—	—

286 :: Notes to Financial Statements :: January 31, 2022 (unaudited)

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements*	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements*	Unrealized Depreciation on Forward Currency Contracts
Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	$—	$—	$1,474	$—	$—	$20,046
Rising U.S. Dollar ProFund	—	—	347,781	—	—	—

Interest Rate Risk Exposure:
Access Flex Bear High Yield ProFund	7,005	—	—	—	—	—
Access Flex High Yield ProFund	—	—	—	(1,600)	—	—
Rising Rates Opportunity ProFund	—	—	—	—	548,551	—
Rising Rates Opportunity 10 ProFund	—	—	—	—	26,029	—
U.S. Government Plus ProFund	—	599,836	—	—	—	—

*	Includes cumulative appreciation/depreciation of futures contracts and credit default swap agreements as reported in the Schedules of Portfolio Investments. Only current day’s variation margin for both futures contracts and credit default swap agreements are reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund’s Statement of Operations, categorized by risk exposure, for the period ended January 31, 2022.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Commodity Risk Exposure:
Bitcoin Strategy ProFund	$(11,077,042)	$—	$—	$438,621	$—	$—

Credit Risk Exposure:
Access Flex Bear High Yield ProFund	—	(18,474)	—	—	17,389	—
Access Flex High Yield ProFund	—	274,878	—	—	(267,444)	—

Equity Risk Exposure:
Banks UltraSector ProFund	—	1,816,644	—	—	(788,329)	—
Basic Materials UltraSector ProFund	—	(139,997)	—	—	(233,195)	—
Bear ProFund	(82,165)	124,206	—	69,295	(461,499)	—
Biotechnology UltraSector ProFund	—	(17,465,009)	—	—	2,798,256	—
Bull ProFund	233,075	(479,717)	—	(96,207)	423,719	—
Communication Services UltraSector ProFund	—	(1,030,709)	—	—	220,318	—
Consumer Goods UltraSector ProFund	—	220,525	—	—	(63,284)	—
Consumer Services UltraSector ProFund	—	(5,196,507)	—	—	2,446,598	—
Financials UltraSector ProFund	—	48,702	—	—	140,414	—
Health Care UltraSector ProFund	—	(1,465,792)	—	—	96,794	—
Industrials UltraSector ProFund	—	(506,906)	—	—	55,907	—
Internet UltraSector ProFund	—	(37,648,910)	—	—	9,664,060	—
Mid-Cap ProFund	—	(211,221)	—	—	68,477	—
Nasdaq-100 ProFund	101,473	(5,492,780)	—	(103,205)	3,207,097	—
Oil & Gas UltraSector ProFund	—	5,100,785	—	—	958,801	—
Oil Equipment & Services UltraSector ProFund	—	379,891	—	—	123,282	—
Pharmaceuticals UltraSector ProFund	—	(54,770)	—	—	92,506	—
Precious Metals UltraSector ProFund	—	(1,062,500)	—	—	(1,869,314)	—
Real Estate UltraSector ProFund	—	(136,030)	—	—	24,828	—
Semiconductor UltraSector ProFund	—	(627,192)	—	—	(538,429)	—
Short Nasdaq-100 ProFund	(50,520)	3,258,811	—	23,085	(3,563,961)	—
Short Oil & Gas ProFund	—	(87,216)	—	—	10,680	—
Short Precious Metals ProFund	—	76,929	—	—	220,960	—
Short Real Estate ProFund	—	(1,083)	—	—	(6,803)	—
Short Small-Cap ProFund	3,819	(727,292)	—	3,377	(67,523)	—

January 31, 2022 (unaudited) :: Notes to Financial Statements :: 287

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Small-Cap ProFund	$19,752	$(131,299)	$—	$5,852	$74,253	$—
Technology UltraSector ProFund	—	(3,160,226)	—	—	3,037,634	—
Telecommunications UltraSector ProFund	—	(10,663)	—	—	(16,257)	—
UltraBear ProFund	(50,354)	489,094	—	43,310	(822,746)	—
UltraBull ProFund	494,208	(3,138,036)	—	(115,056)	6,528,142	—
UltraChina ProFund	—	(7,899,366)	—	—	844,692	—
UltraDow 30 ProFund	121,102	(1,291,954)	—	(85,029)	1,364,328	—
UltraEmerging Markets ProFund	—	(1,486,402)	—	—	300,703	—
UltraInternational ProFund	—	(310,789)	—	—	51,236	—
UltraJapan ProFund	(1,334,160)	(20,314)	—	1,250,776	8,110	—
UltraLatin America ProFund	—	(1,515,531)	—	—	470,802	—
UltraMid-Cap ProFund	(283,021)	(3,065,208)	—	126,217	1,380,186	—
UltraNasdaq-100 ProFund	50,736	(85,479,310)	—	(51,602)	68,434,183	—
UltraShort China ProFund	—	331,312	—	—	(451,653)	—
UltraShort Dow 30 ProFund	(2,612)	(43,524)	—	1,782	(168,086)	—
UltraShort Emerging Markets ProFund	—	188,833	—	—	(50,199)	—
UltraShort International ProFund	—	106,133	—	—	(40,834)	—
UltraShort Japan ProFund	(12,102)	24,774	—	(15,702)	(11,725)	—
UltraShort Latin America ProFund	—	(42,670)	—	—	(41,499)	—
UltraShort Mid-Cap ProFund	(4,043)	66,721	—	(4,438)	(71,437)	—
UltraShort Nasdaq-100 ProFund	(50,520)	1,999,726	—	23,085	(8,923,064)	—
UltraShort Small-Cap ProFund	25,867	226,136	—	31,960	(178,141)	—
UltraSmall-Cap ProFund	(32,686)	(12,817,610)	—	(246,299)	1,749,014	—
Utilities UltraSector ProFund	—	315,896	—	—	96,331	—

Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	—	—	(35,708)	—	—	(25,630)
Rising U.S. Dollar ProFund	—	—	(56)	—	—	382,498

Interest Rate Risk Exposure:
Access Flex Bear High Yield ProFund	6,125	—	—	8,954	—	—
Access Flex High Yield ProFund	(19,407)	—	—	(2,224)	—	—
Rising Rates Opportunity ProFund	—	153,942	—	—	(395,039)	—
Rising Rates Opportunity 10 ProFund	(600)	91,760	—	—	(11,944)	—
U.S. Government Plus ProFund	305,098	(1,371,131)	—	—	285,131	—

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds for swap agreements (other than centrally cleared CDS) and forward currency contracts as of January 31, 2022. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at period end. Amounts shown in the column labeled “Net Amount” represent the un-collateralized portions of these amounts at period end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
Banks UltraSector ProFund
Swap Agreements — Goldman Sachs International	$118,822	$(58,778)	$—	$60,044
Swap Agreements — UBS AG	111,306	—	(111,306)	—
Basic Materials UltraSector ProFund
Swap Agreements — Goldman Sachs International	2,598	—	—	2,598
Swap Agreements — UBS AG	2,450	—	—	2,450

288 :: Notes to Financial Statements :: January 31, 2022 (unaudited)

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
Bear ProFund
Swap Agreements — Goldman Sachs International	$(166,508)	$166,508	$—	$—
Swap Agreements — UBS AG	(285,817)	285,817	—	—
Biotechnology UltraSector ProFund
Swap Agreements — Goldman Sachs International	914,022	(260,107)	—	653,915
Swap Agreements — UBS AG	972,666	—	—	972,666
Bull ProFund
Swap Agreements — Goldman Sachs International	106,098	—	—	106,098
Swap Agreements — UBS AG	305,448	—	—	305,448
Communication Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	40,638	—	—	40,638
Swap Agreements — UBS AG	38,932	—	—	38,932
Consumer Goods UltraSector ProFund
Swap Agreements — Goldman Sachs International	(7,426)	7,426	—	—
Swap Agreements — UBS AG	(9,934)	9,934	—	—
Consumer Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	366,600	—	—	366,600
Swap Agreements — UBS AG	312,327	—	—	312,327
Falling U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International	(7,255)	7,255	—	—
Forward Currency Contracts — UBS AG
Appreciation	1,474
(Depreciation)	(12,791)
Net Depreciation	(11,317)	11,317	—	—
Financials UltraSector ProFund
Swap Agreements — Goldman Sachs International	88,644	—	—	88,644
Swap Agreements — UBS AG	99,448	—	—	99,448
Health Care UltraSector ProFund
Swap Agreements — Goldman Sachs International	119,238	—	—	119,238
Swap Agreements — UBS AG	77,400	—	—	77,400
Industrials UltraSector ProFund
Swap Agreements — Goldman Sachs International	320	—	—	320
Swap Agreements — UBS AG	(9,912)	9,912	—	—
Internet UltraSector ProFund
Swap Agreements — Goldman Sachs International	1,140,321	—	—	1,140,321
Swap Agreements — UBS AG	1,255,671	—	—	1,255,671
Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	81,612	—	—	81,612
Swap Agreements — UBS AG	211	—	—	211
Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	2,578,801	(2,549,635)	—	29,166
Swap Agreements — UBS AG	655,158	—	—	655,158
Oil & Gas UltraSector ProFund
Swap Agreements — Goldman Sachs International	630,896	(620,467)	—	10,429
Swap Agreements — UBS AG	676,645	—	(500,000)	176,645
Oil Equipment & Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	158,894	(158,894)	—	—
Swap Agreements — UBS AG	146,108	—	(146,108)	—
Pharmaceuticals UltraSector ProFund
Swap Agreements — Goldman Sachs International	52,005	—	—	52,005
Swap Agreements — UBS AG	51,521	—	—	51,521
Precious Metals UltraSector ProFund
Swap Agreements — Goldman Sachs International	(214,028)	214,028	—	—
Swap Agreements — UBS AG	(202,494)	202,494	—	—
Real Estate UltraSector ProFund
Swap Agreements — Goldman Sachs International	69,163	—	—	69,163
Swap Agreements — UBS AG	49,351	—	—	49,351

January 31, 2022 (unaudited) :: Notes to Financial Statements :: 289

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
Rising Rates Opportunity ProFund
Swap Agreements — Citibank North America	$(494,519)	$490,000	$—	$(4,519)
Swap Agreements — Societe’ Generale	(54,032)	30,000	—	(24,032)
Rising Rates Opportunity 10 ProFund
Swap Agreements — Citibank North America	(10,453)	10,453	—	—
Swap Agreements — Societe’ Generale	(15,576)	15,576	—	—
Rising U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International	79,108	(79,108)	—	—
Forward Currency Contracts — UBS AG	268,673	—	(268,673)	—
Semiconductor UltraSector ProFund
Swap Agreements — Goldman Sachs International	449,481	—	—	449,481
Swap Agreements — UBS AG	425,538	—	—	425,538
Short Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	(2,603,436)	2,603,436	—	—
Swap Agreements — UBS AG	(960,555)	960,555	—	—
Short Oil & Gas ProFund
Swap Agreements — Goldman Sachs International	(11,012)	11,012	—	—
Swap Agreements — UBS AG	(8,648)	8,648	—	—
Short Precious Metals ProFund
Swap Agreements — Goldman Sachs International	43,894	—	—	43,894
Swap Agreements — UBS AG	33,414	—	—	33,414
Short Real Estate ProFund
Swap Agreements — Goldman Sachs International	(9,000)	9,000	—	—
Swap Agreements — UBS AG	778	—	—	778
Short Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(40,037)	40,037	—	—
Swap Agreements — UBS AG	(26,485)	26,485	—	—
Small-Cap ProFund
Swap Agreements — Goldman Sachs International	45,242	—	—	45,242
Swap Agreements — UBS AG	84,913	—	—	84,913
Technology UltraSector ProFund
Swap Agreements — Goldman Sachs International	1,309,919	(238,755)	—	1,071,164
Swap Agreements — UBS AG	1,141,979	—	—	1,141,979
Telecommunications UltraSector ProFund
Swap Agreements — Goldman Sachs International	(8,821)	8,821	—	—
Swap Agreements — UBS AG	(1,448)	1,448	—	—
UltraBear ProFund
Swap Agreements — Goldman Sachs International	(744,960)	744,960	—	—
Swap Agreements — UBS AG	(56,292)	56,292	—	—
UltraBull ProFund
Swap Agreements — Goldman Sachs International	2,728,526	(1,591,702)	—	1,136,824
Swap Agreements — UBS AG	3,606,944	—	(1,800,000)	1,806,944
UltraChina ProFund
Swap Agreements — Goldman Sachs International	1,122,405	(207,698)	—	914,707
Swap Agreements — UBS AG	1,080,359	—	—	1,080,359
UltraDow 30 ProFund
Swap Agreements — Goldman Sachs International	572,492	(342,604)	—	229,888
Swap Agreements — UBS AG	614,639	—	(360,000)	254,639
UltraEmerging Markets ProFund
Swap Agreements — Goldman Sachs International	375,147	—	—	375,147
Swap Agreements — UBS AG	341,465	—	(20,000)	321,465
UltraInternational ProFund
Swap Agreements — Goldman Sachs International	43,521	—	—	43,521
Swap Agreements — UBS AG	42,668	—	—	42,668
UltraJapan ProFund
Swap Agreements — Goldman Sachs International	8,269	—	—	8,269
UltraLatin America ProFund
Swap Agreements — Goldman Sachs International	81,485	—	—	81,485
Swap Agreements — UBS AG	72,670	—	—	72,670

290 :: Notes to Financial Statements :: January 31, 2022 (unaudited)

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
UltraMid-Cap ProFund
Swap Agreements — Goldman Sachs International	$1,962,234	$(936,581)	$—	$1,025,653
Swap Agreements — UBS AG	337,879	—	—	337,879
UltraNasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	36,831,934	(18,807,318)	—	18,024,616
Swap Agreements — UBS AG	32,316,984	—	(19,240,000)	13,076,984
UltraShort China ProFund
Swap Agreements — Goldman Sachs International	(391,558)	100,000	—	(291,558)
Swap Agreements — UBS AG	(458,759)	360,000	—	(98,759)
UltraShort Dow 30 ProFund
Swap Agreements — Goldman Sachs International	(86,423)	86,423	—	—
Swap Agreements — UBS AG	(60,024)	60,024	—	—
UltraShort Emerging Markets ProFund
Swap Agreements — Goldman Sachs International	(51,797)	40,000	—	(11,797)
Swap Agreements — UBS AG	(54,039)	54,039	—	—
UltraShort International ProFund
Swap Agreements — Goldman Sachs International	(19,340)	19,340	—	—
Swap Agreements — UBS AG	(39,517)	39,517	—	—
UltraShort Japan ProFund
Swap Agreements — Goldman Sachs International	(11,146)	—	—	(11,146)
UltraShort Latin America ProFund
Swap Agreements — Goldman Sachs International	(8,966)	8,966	—	—
Swap Agreements — UBS AG	(7,715)	7,715	—	—
UltraShort Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	(81,678)	81,678	—	—
Swap Agreements — UBS AG	(46,891)	46,891	—	—
UltraShort Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	(3,601,051)	1,710,000	—	(1,891,051)
Swap Agreements — UBS AG	(5,316,823)	5,316,823	—	—
UltraShort Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(341,475)	341,475	—	—
Swap Agreements — UBS AG	(159,108)	159,108	—	—
UltraSmall-Cap ProFund
Swap Agreements — Goldman Sachs International	1,525,445	(676,473)	—	848,972
Swap Agreements — UBS AG	2,599,360	—	(1,000,000)	1,599,360
U.S. Government Plus ProFund
Swap Agreements — Citibank North America	585,050	—	(585,050)	—
Swap Agreements — Societe’ Generale	14,786	—	—	14,786
Utilities UltraSector ProFund
Swap Agreements — Goldman Sachs International	54,346	—	—	54,346
Swap Agreements — UBS AG	55,432	—	—	55,432

*	The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
**	Financial instruments and cash collateral received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

Securities Lending:

Each ProFund may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, money market instruments or U.S. Government securities with a market value of at least 100% of the market value of the loaned securities. When a ProFund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the ProFund in connection with these loans may be reinvested in a variety of short-term investments. Any non-cash collateral received by the ProFund in connection with these loans may not be sold or pledged by the ProFund and, accordingly, is not reflected in the ProFund’s assets and liabilities. The ProFunds

January 31, 2022 (unaudited) :: Notes to Financial Statements :: 291 may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The ProFunds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted by the ProFund if a material event affecting the ProFund’s investment in the securities on loan is to occur. Security loans are subject to termination by the ProFund or the borrower at any time. No securities loan shall be made on behalf of a ProFund if, as a result, the aggregate value of all securities loaned by the particular ProFund exceeds one-third of the value of such ProFund’s total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a ProFund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a ProFund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a ProFund’s securities as agreed, the ProFund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a ProFund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A ProFund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the ProFund and any additional required collateral is delivered to the ProFund, or excess collateral returned by the ProFund, on the next business day.

The following table is a summary of the ProFunds securities lending transactions as of January 31, 2022:

	Value of Securities on Loan	Value of Cash Collateral Received*
Bull ProFund	$11,543	$11,492
Communication Services UltraSector ProFund	58,874	58,615
Consumer Goods UltraSector ProFund	42,506	39,696
Consumer Services UltraSector ProFund	218,661	215,826
Europe 30 ProFund	28,057	28,340
Large Cap Value ProFund	14,917	14,853
Mid Cap Growth ProFund	17,647	16,200
Mid Cap ProFund	12,309	11,300
Nasdaq 100 ProFund	308,753	308,169
Pharmaceuticals UltraSector ProFund	17,612	16,219
Precious Metals UltraSector ProFund	90,850	90,850
Small-Cap Growth ProFund	1,734	1,697
Small-Cap ProFund	12,795	12,484
UltraBull ProFund	30,332	30,198
UltraChina ProFund	8,560	8,000
UltraEmerging Markets ProFund	130,163	125,875
UltraLatin America ProFund	13,408	14,400
UltraMid-Cap ProFund	103,484	95,000
UltraNasdaq-100 ProFund	3,160,985	3,154,935

*	Collateral received in the form of cash was reinvested in securities shown in the Collateral for Securities Loaned section of the Schedule of Portfolio Investments.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Gains or losses from class action settlements are recorded when such information becomes known or can be reasonably estimated; for non-recurring class action settlements, this generally occurs with the receipt or payment of cash consistent with the terms of such settlement.

292 :: Notes to Financial Statements :: January 31, 2022 (unaudited)

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds (except Access Flex High Yield ProFund, Bitcoin Strategy ProFund, Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually, if any. Access Flex High Yield ProFund, Bitcoin Strategy ProFund and Real Estate UltraSector ProFund declare and pay dividends from net investment income quarterly, if any. U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements.

The Bear ProFund, Bull ProFund, Europe 30 ProFund, UltraBear ProFund, UltraBull ProFund, UltraJapan ProFund, UltraNasdaq-100 ProFund, and UltraShort Nasdaq-100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•	Level 1–quoted prices in active markets for identical assets
•	Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3–significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the Nasdaq National Market System (“Nasdaq/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any

January 31, 2022 (unaudited) :: Notes to Financial Statements :: 293 exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the period ended January 31, 2022, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of January 31, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Access Flex Bear High Yield ProFund
Repurchase Agreements	$—	$—	$457,000	$—	$457,000	$—
Futures Contracts	—	7,005	—	—	—	7,005
Credit Default Swap Agreements	—	—	—	14,111	—	14,111
Total	$—	$7,005	$457,000	$14,111	$457,000	$21,116
Access Flex High Yield ProFund
U.S. Treasury Obligation	$—	$—	$4,817,695	$—	$4,817,695	$—
Repurchase Agreements	—	—	2,083,000	—	2,083,000	—
Futures Contracts	—	(1,600)	—	—	—	(1,600)
Credit Default Swap Agreements	—	—	—	(168,307)	—	(168,307)
Total	$—	$(1,600)	$6,900,695	$(168,307)	$6,900,695	$(169,907)
Banks UltraSector ProFund
Common Stocks	$17,286,714	$—	$—	$—	$17,286,714	$—
Repurchase Agreements	—	—	4,099,000	—	4,099,000	—
Swap Agreements	—	—	—	230,128	—	230,128
Total	$17,286,714	$—	$4,099,000	$230,128	$21,385,714	$230,128
Basic Materials UltraSector ProFund
Common Stocks	$5,508,005	$—	$—	$—	$5,508,005	$—
Repurchase Agreements	—	—	1,268,000	—	1,268,000	—
Swap Agreements	—	—	—	5,048	—	5,048
Total	$5,508,005	$—	$1,268,000	$5,048	$6,776,005	$5,048

294 :: Notes to Financial Statements :: January 31, 2022 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bear ProFund
Repurchase Agreements	$—	$—	$10,764,000	$—	$10,764,000	$—
Swap Agreements	—	—	—	(452,325)	—	(452,325)
Total	$—	$—	$10,764,000	$(452,325)	$10,764,000	$(452,325)
Biotechnology UltraSector ProFund
Common Stocks	$106,495,734	$—	$—	$—	$106,495,734	$—
Repurchase Agreements	—	—	25,647,000	—	25,647,000	—
Swap Agreements	—	—	—	1,886,688	—	1,886,688
Total	$106,495,734	$—	$25,647,000	$1,886,688	$132,142,734	$1,886,688
Bitcoin Strategy ProFund
U.S. Treasury Obligation	$—	$—	$25,979,761	$—	$25,979,761	$—
Futures Contracts	—	(443,590)	—	—	—	(443,590)
Total	$—	$(443,590)	$25,979,761	$—	$25,979,761	$(443,590)
Bull ProFund
Common Stocks	$38,585,680	$—	$—	$—	$38,585,680	$—
Repurchase Agreements	—	—	9,060,000	—	9,060,000	—
Collateral for Securities Loaned	11,492	—	—	—	11,492	—
Swap Agreements	—	—	—	411,546	—	411,546
Total	$38,597,172	$—	$9,060,000	$411,546	$47,657,172	$411,546
Communication Services UltraSector ProFund
Common Stocks	$6,405,654	$—	$—	$—	$6,405,654	$—
Repurchase Agreements	—	—	1,334,000	—	1,334,000	—
Collateral for Securities Loaned	58,615	—	—	—	58,615	—
Swap Agreements	—	—	—	79,570	—	79,570
Total	$6,464,269	$—	$1,334,000	$79,570	$7,798,269	$79,570
Consumer Goods UltraSector ProFund
Common Stocks	$8,317,985	$—	$—	$—	$8,317,985	$—
Repurchase Agreements	—	—	2,055,000	—	2,055,000	—
Collateral for Securities Loaned	39,696	—	—	—	39,696	—
Swap Agreements	—	—	—	(17,360)	—	(17,360)
Total	$8,357,681	$—	$2,055,000	$(17,360)	$10,412,681	$(17,360)
Consumer Services UltraSector ProFund
Common Stocks	$38,321,544	$—	$—	$—	$38,321,544	$—
Repurchase Agreements	—	—	9,346,000	—	9,346,000	—
Collateral for Securities Loaned	215,826	—	—	—	215,826	—
Swap Agreements	—	—	—	678,927	—	678,927
Total	$38,537,370	$—	$9,346,000	$678,927	$47,883,370	$678,927
Europe 30 ProFund
Common Stocks	$2,938,113	$—	$—	$—	$2,938,113	$—
Collateral for Securities Loaned	28,340	—	—	—	28,340	—
Total	$2,966,453	$—	$—	$—	$2,966,453	$—
Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$1,135,000	$—	$1,135,000	$—
Forward Currency Contracts	—	—	—	(18,572)	—	(18,572)
Total	$—	$—	$1,135,000	$(18,572)	$1,135,000	$(18,572)
Financials UltraSector ProFund
Common Stocks	$6,825,743	$—	$—	$—	$6,825,743	$—
Repurchase Agreements	—	—	2,269,000	—	2,269,000	—
Swap Agreements	—	—	—	188,092	—	188,092
Total	$6,825,743	$—	$2,269,000	$188,092	$9,094,743	$188,092

January 31, 2022 (unaudited) :: Notes to Financial Statements :: 295

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Health Care UltraSector ProFund
Common Stocks	$15,613,746	$—	$—	$—	$15,613,746	$—
Repurchase Agreements	—	—	3,312,000	—	3,312,000	—
Swap Agreements	—	—	—	196,638	—	196,638
Total	$15,613,746	$—	$3,312,000	$196,638	$18,925,746	$196,638
Industrials UltraSector ProFund
Common Stocks	$4,605,246	$—	$—	$—	$4,605,246	$—
Repurchase Agreements	—	—	1,139,000	—	1,139,000	—
Swap Agreements	—	—	—	(9,592)	—	(9,592)
Total	$4,605,246	$—	$1,139,000	$(9,592)	$5,744,246	$(9,592)
Internet UltraSector ProFund
Common Stocks	$122,808,385	$—	$—	$—	$122,808,385	$—
Repurchase Agreements	—	—	26,438,000	—	26,438,000	—
Swap Agreements	—	—	—	2,395,992	—	2,395,992
Total	$122,808,385	$—	$26,438,000	$2,395,992	$149,246,385	$2,395,992
Large-Cap Growth ProFund
Common Stocks	$17,191,817	$—	$—	$—	$17,191,817	$—
Repurchase Agreements	—	—	18,000	—	18,000	—
Total	$17,191,817	$—	$18,000	$—	$17,209,817	$—
Large-Cap Value ProFund
Common Stocks	$28,214,883	$—	$—	$—	$28,214,883	$—
Collateral for Securities Loaned	14,853	—	—	—	14,853	—
Total	$28,229,736	$—	$—	$—	$28,229,736	$—
Mid-Cap Growth ProFund
Common Stocks	$3,304,875	$—	$—	$—	$3,304,875	$—
Collateral for Securities Loaned	16,200	—	—	—	16,200	—
Total	$3,321,075	$—	$—	$—	$3,321,075	$—
Mid-Cap ProFund
Common Stocks	$4,870,845	$—	$—	$—	$4,870,845	$—
Repurchase Agreements	—	—	1,955,000	—	1,955,000	—
Collateral for Securities Loaned	11,300	—	—	—	11,300	—
Swap Agreements	—	—	—	81,823	—	81,823
Total	$4,882,145	$—	$1,955,000	$81,823	$6,837,145	$81,823
Mid-Cap Value ProFund
Common Stocks	$4,014,479	$—	$—	$—	$4,014,479	$—
Total	$4,014,479	$—	$—	$—	$4,014,479	$—
Nasdaq-100 ProFund
Common Stocks	$64,272,980	$—	$—	$—	$64,272,980	$—
Repurchase Agreements	—	—	12,559,000	—	12,559,000	—
Collateral for Securities Loaned	308,169	—	—	—	308,169	—
Futures Contracts	—	(57,042)	—	—	—	(57,042)
Swap Agreements	—	—	—	3,233,959	—	3,233,959
Total	$64,581,149	$(57,042)	$12,559,000	$3,233,959	$77,140,149	$3,176,917
Oil & Gas UltraSector ProFund
Common Stocks	$28,483,644	$—	$—	$—	$28,483,644	$—
Repurchase Agreements	—	—	9,968,000	—	9,968,000	—
Swap Agreements	—	—	—	1,307,541	—	1,307,541
Total	$28,483,644	$—	$9,968,000	$1,307,541	$38,451,644	$1,307,541

296 :: Notes to Financial Statements :: January 31, 2022 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Oil Equipment & Services UltraSector ProFund
Common Stocks	$13,695,341	$—	$—	$—	$13,695,341	$—
Repurchase Agreements	—	—	5,150,000	—	5,150,000	—
Swap Agreements	—	—	—	305,002	—	305,002
Total	$13,695,341	$—	$5,150,000	$305,002	$18,845,341	$305,002
Pharmaceuticals UltraSector ProFund
Common Stocks	$3,634,025	$—	$—	$—	$3,634,025	$—
Repurchase Agreements	—	—	971,000	—	971,000	—
Collateral for Securities Loaned	16,219	—	—	—	16,219	—
Swap Agreements	—	—	—	103,526	—	103,526
Total	$3,650,244	$—	$971,000	$103,526	$4,621,244	$103,526
Precious Metals UltraSector ProFund
Common Stocks	$17,470,787	$—	$—	$—	$17,470,787	$—
Repurchase Agreements	—	—	5,880,000	—	5,880,000	—
Collateral for Securities Loaned	90,850	—	—	—	90,850	—
Swap Agreements	—	—	—	(416,522)	—	(416,522)
Total	$17,561,637	$—	$5,880,000	$(416,522)	$23,441,637	$(416,522)
Real Estate UltraSector ProFund
Common Stocks	$12,857,883	$—	$—	$—	$12,857,883	$—
Repurchase Agreements	—	—	4,775,000	—	4,775,000	—
Swap Agreements	—	—	—	118,514	—	118,514
Total	$12,857,883	$—	$4,775,000	$118,514	$17,632,883	$118,514
Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$12,253,000	$—	$12,253,000	$—
Swap Agreements	—	—	—	(548,551)	—	(548,551)
Total	$—	$—	$12,253,000	$(548,551)	$12,253,000	$(548,551)
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$2,922,000	$—	$2,922,000	$—
Swap Agreements	—	—	—	(26,029)	—	(26,029)
Total	$—	$—	$2,922,000	$(26,029)	$2,922,000	$(26,029)
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$22,679,000	$—	$22,679,000	$—
Forward Currency Contracts	—	—	—	347,781	—	347,781
Total	$—	$—	$22,679,000	$347,781	$22,679,000	$347,781
Semiconductor UltraSector ProFund
Common Stocks	$79,855,033	$—	$—	$—	$79,855,033	$—
Repurchase Agreements	—	—	26,251,000	—	26,251,000	—
Swap Agreements	—	—	—	875,019	—	875,019
Total	$79,855,033	$—	$26,251,000	$875,019	$106,106,033	$875,019
Short Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$89,871,000	$—	$89,871,000	$—
Swap Agreements	—	—	—	(3,563,991)	—	(3,563,991)
Total	$—	$—	$89,871,000	$(3,563,991)	$89,871,000	$(3,563,991)
Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$401,000	$—	$401,000	$—
Swap Agreements	—	—	—	(19,660)	—	(19,660)
Total	$—	$—	$401,000	$(19,660)	$401,000	$(19,660)
Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$3,033,000	$—	$3,033,000	$—
Swap Agreements	—	—	—	77,308	—	77,308
Total	$—	$—	$3,033,000	$77,308	$3,033,000	$77,308

January 31, 2022 (unaudited) :: Notes to Financial Statements :: 297

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Short Real Estate ProFund
Repurchase Agreements	$—	$—	$752,000	$—	$752,000	$—
Swap Agreements	—	—	—	(8,222)	—	(8,222)
Total	$—	$—	$752,000	$(8,222)	$752,000	$(8,222)
Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$1,482,000	$—	$1,482,000	$—
Futures Contracts	—	9,225	—	—	—	9,225
Swap Agreements	—	—	—	(66,522)	—	(66,522)
Total	$—	$9,225	$1,482,000	$(66,522)	$1,482,000	$(57,297)
Small-Cap Growth ProFund
Common Stocks	$5,569,103	$—	$—	$—	$5,569,103	$—
Collateral for Securities Loaned	1,697	—	—	—	1,697	—
Total	$5,570,800	$—	$—	$—	$5,570,800	$—
Small-Cap ProFund
Common Stocks	$3,882,242	$—	$—	$—	$3,882,242	$—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	2,615,000	—	2,615,000	—
Collateral for Securities Loaned	12,484	—	—	—	12,484	—
Swap Agreements	—	—	—	130,155	—	130,155
Total	$3,894,726	$—	$2,615,000	$130,155	$6,509,726	$130,155
Small-Cap Value ProFund
Common Stocks	$12,330,072	$—	$—	$—	$12,330,072	$—
Total	$12,330,072	$—	$—	$—	$12,330,072	$—
Technology UltraSector ProFund
Common Stocks	$59,684,615	$—	$—	$—	$59,684,615	$—
Repurchase Agreements	—	—	23,975,000	—	23,975,000	—
Swap Agreements	—	—	—	2,451,898	—	2,451,898
Total	$59,684,615	$—	$23,975,000	$2,451,898	$83,659,615	$2,451,898
Telecommunications UltraSector ProFund
Common Stocks	$757,116	$—	$—	$—	$757,116	$—
Repurchase Agreements	—	—	276,000	—	276,000	—
Swap Agreements	—	—	—	(10,269)	—	(10,269)
Total	$757,116	$—	$276,000	$(10,269)	$1,033,116	$(10,269)
UltraBear ProFund
Repurchase Agreements	$—	$—	$9,874,000	$—	$9,874,000	$—
Swap Agreements	—	—	—	(801,252)	—	(801,252)
Total	$—	$—	$9,874,000	$(801,252)	$9,874,000	$(801,252)
UltraBull ProFund
Common Stocks	$99,931,811	$—	$—	$—	$99,931,811	$—
Repurchase Agreements	—	—	30,137,000	—	30,137,000	—
Collateral for Securities Loaned	30,198	—	—	—	30,198	—
Swap Agreements	—	—	—	6,335,470	—	6,335,470
Total	$99,962,009	$—	$30,137,000	$6,335,470	$130,099,009	$6,335,470
UltraChina ProFund
Common Stocks	$16,504,231	$—	$—	$—	$16,504,231	$—
Repurchase Agreements	—	—	2,839,000	—	2,839,000	—
Collateral for Securities Loaned	8,000	—	—	—	8,000	—
Swap Agreements	—	—	—	2,202,764	—	2,202,764
Total	$16,512,231	$—	$2,839,000	$2,202,764	$19,351,231	$2,202,764

298 :: Notes to Financial Statements :: January 31, 2022 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraDow 30 ProFund
Common Stocks	$28,220,664	$—	$—	$—	$28,220,664	$—
Repurchase Agreements	—	—	8,559,000	—	8,559,000	—
Futures Contracts	—	(49,756)	—	—	—	(49,756)
Swap Agreements	—	—	—	1,187,131	—	1,187,131
Total	$28,220,664	$(49,756)	$8,559,000	$1,187,131	$36,779,664	$1,137,375
UltraEmerging Markets ProFund
Common Stocks	$9,100,342	$—	$—	$—	$9,100,342	$—
Preferred Stock	173,335	—	—	—	173,335	—
Repurchase Agreements	—	—	1,052,000	—	1,052,000	—
Collateral for Securities Loaned	125,875	—	—	—	125,875	—
Swap Agreements	—	—	—	716,612	—	716,612
Total	$9,399,552	$—	$1,052,000	$716,612	$10,451,552	$716,612
UltraInternational ProFund
Repurchase Agreements	$—	$—	$2,441,000	$—	$2,441,000	$—
Swap Agreements	—	—	—	86,189	—	86,189
Total	$—	$—	$2,441,000	$86,189	$2,441,000	$86,189
UltraJapan ProFund
Repurchase Agreements	$—	$—	$10,999,000	$—	$10,999,000	$—
Futures Contracts	—	(441,251)	—	—	—	(441,251)
Swap Agreement	—	—	—	8,269	—	8,269
Total	$—	$(441,251)	$10,999,000	$8,269	$10,999,000	$(432,982)
UltraLatin America ProFund
Common Stocks	$10,694,621	$—	$—	$—	$10,694,621	$—
Preferred Stock	845,891	—	—	—	845,891	—
Repurchase Agreements	—	—	2,420,000	—	2,420,000	—
Collateral for Securities Loaned	14,400	—	—	—	14,400	—
Swap Agreements	—	—	—	154,155	—	154,155
Total	$11,554,912	$—	$2,420,000	$154,155	$13,974,912	$154,155
UltraMid-Cap ProFund
Common Stocks	$39,315,229	$—	$—	$—	$39,315,229	$—
Repurchase Agreements	—	—	8,412,000	—	8,412,000	—
Collateral for Securities Loaned	95,000	—	—	—	95,000	—
Swap Agreements	—	—	—	2,300,113	—	2,300,113
Total	$39,410,229	$—	$8,412,000	$2,300,113	$47,822,229	$2,300,113
UltraNasdaq-100 ProFund
Common Stocks	$669,039,280	$—	$—	$—	$669,039,280	$—
Repurchase Agreements	—	—	130,592,000	—	130,592,000	—
Collateral for Securities Loaned	3,154,935	—	—	—	3,154,935	—
Futures Contracts	—	(28,521)	—	—	—	(28,521)
Swap Agreements	—	—	—	69,148,918	—	69,148,918
Total	$672,194,215	$(28,521)	$130,592,000	$69,148,918	$802,786,215	$69,120,397
UltraShort China ProFund
Repurchase Agreements	$—	$—	$4,036,000	$—	$4,036,000	$—
Swap Agreements	—	—	—	(850,317)	—	(850,317)
Total	$—	$—	$4,036,000	$(850,317)	$4,036,000	$(850,317)
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$2,545,000	$—	$2,545,000	$—
Swap Agreements	—	—	—	(146,447)	—	(146,447)
Total	$—	$—	$2,545,000	$(146,447)	$2,545,000	$(146,447)

January 31, 2022 (unaudited) :: Notes to Financial Statements :: 299

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$813,000	$—	$813,000	$—
Swap Agreements	—	—	—	(105,836)	—	(105,836)
Total	$—	$—	$813,000	$(105,836)	$813,000	$(105,836)
UltraShort International ProFund
Repurchase Agreements	$—	$—	$1,586,000	$—	$1,586,000	$—
Swap Agreements	—	—	—	(58,857)	—	(58,857)
Total	$—	$—	$1,586,000	$(58,857)	$1,586,000	$(58,857)
UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$369,000	$—	$369,000	$—
Futures Contracts	—	7,641	—	—	—	7,641
Swap Agreement	—	—	—	(11,146)	—	(11,146)
Total	$—	$7,641	$369,000	$(11,146)	$369,000	$(3,505)
UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$845,000	$—	$845,000	$—
Swap Agreements	—	—	—	(16,681)	—	(16,681)
Total	$—	$—	$845,000	$(16,681)	$845,000	$(16,681)
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$1,606,000	$—	$1,606,000	$—
Swap Agreements	—	—	—	(128,569)	—	(128,569)
Total	$—	$—	$1,606,000	$(128,569)	$1,606,000	$(128,569)
UltraShort Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$126,079,000	$—	$126,079,000	$—
Swap Agreements	—	—	—	(8,917,874)	—	(8,917,874)
Total	$—	$—	$126,079,000	$(8,917,874)	$126,079,000	$(8,917,874)
UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$5,310,000	$—	$5,310,000	$—
Futures Contracts	—	55,354	—	—	—	55,354
Swap Agreements	—	—	—	(500,583)	—	(500,583)
Total	$—	$55,354	$5,310,000	$(500,583)	$5,310,000	$(445,229)
UltraSmall-Cap ProFund
Common Stocks	$60,754,515	$—	$—	$—	$60,754,515	$—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	12,804,000	—	12,804,000	—
Futures Contracts	—	(230,734)	—	—	—	(230,734)
Swap Agreements	—	—	—	4,124,805	—	4,124,805
Total	$60,754,515	$(230,734)	$12,804,000	$4,124,805	$73,558,515	$3,894,071
U.S. Government Plus ProFund
Repurchase Agreements	$—	$—	$23,826,000	$—	$23,826,000	$—
Swap Agreements	—	—	—	599,836	—	599,836
Total	$—	$—	$23,826,000	$599,836	$23,826,000	$599,836
Utilities UltraSector ProFund
Common Stocks	$7,302,272	$—	$—	$—	$7,302,272	$—
Repurchase Agreements	—	—	2,193,000	—	2,193,000	—
Swap Agreements	—	—	—	109,778	—	109,778
Total	$7,302,272	$—	$2,193,000	$109,778	$9,495,272	$109,778

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward currency contracts and swap agreements (including credit default swap agreements). These instruments are generally recorded in the financial statements at the unrealized appreciation/(depreciation) on the investment.
*	Ferroglobe Representation and Warranty Insurance trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.

300 :: Notes to Financial Statements :: January 31, 2022 (unaudited)

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding Bitcoin Strategy ProFund, Nasdaq-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The Bitcoin Strategy ProFund, Nasdaq-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.45%, 0.70%, 0.90%, 0.90% and 0.50%, respectively, of their average daily net assets.

The Advisor has assumed the responsibility for payment of the Bitcoin Strategy ProFund’s organizational and offering costs which are estimated to be $104,000. The Advisor will not seek reimbursement from the ProFund with respect to these organizational and offering costs.

In addition, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund’s daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund’s daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFunds net assets in excess of $2 billion. During the period ended January 31, 2022, no Fund’s annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. (“Citi”) acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust paid Citi an annual fee based on the Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.05% and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust paid Citi an annual fee based on the Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee, and reimbursement of certain expenses.

FIS Investor Services LLC (“FIS”) acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. In addition, the Bitcoin Strategy Profund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 0.25%, on an annualized basis, of the average daily net assets attributable to Investor Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Investor Class shares. For the period ended January 31, 2022, the Bitcoin Strategy ProFund did not make any payments under this plan. DWS Investment Management Americas, Inc. (“DIMA”) is the investment advisor to the Government Cash Management Portfolio in which the Government Money Market ProFund, another portfolio in the Trust, invests its assets.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as “Service fees.”

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustees compensation for their services at an annual rate of $325,000 per Trustee, inclusive of all meetings. During the period ended January 31, 2022, actual Trustee compensation was $487,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in

January 31, 2022 (unaudited) :: Notes to Financial Statements :: 301 order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) as follows:

	For the Period March 1, 2020 through February 28, 2021		For the Period March 1, 2021 through November 30, 2022
	Investor Class	Service Class	Investor Class	Service Class
Access Flex Bear High Yield ProFund*	1.78%	2.78%	1.78%	2.78%
Access Flex High Yield ProFund*	1.78%	2.78%	1.78%	2.78%

For the Period July 28, 2021 through November 30, 2022
Investor Class
Bitcoin Strategy ProFund**	1.78%

	For the Period December 1, 2020 through November 30, 2021		For the Period December 1, 2021 through November 30, 2022
	Investor Class	Service Class	Investor Class	Service Class
Banks UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Basic Materials UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Bear ProFund	1.78%	2.78%	1.95%	2.95%
Biotechnology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Bull ProFund	1.95%	2.95%	1.95%	2.95%
Communication Services UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Consumer Goods UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Consumer Services UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Europe 30 ProFund	1.78%	2.78%	1.78%	2.78%
Falling U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%
Financials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Health Care UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Industrials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Internet UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Growth ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Value ProFund	1.95%	2.95%	1.95%	2.95%
Mid-Cap Growth ProFund	1.95%	2.95%	1.95%	2.95%
Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Nasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
Oil & Gas UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Oil Equipment & Services UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Pharmaceuticals UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Precious Metals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Real Estate UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Rising Rates Opportunity ProFund	1.78%	2.78%	1.95%	2.95%
Rising Rates Opportunity 10 ProFund	1.78%	2.78%	1.78%	2.78%
Rising U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%
Semiconductor UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Short Nasdaq-100 ProFund	1.78%	2.78%	1.78%	2.78%
Short Oil & Gas ProFund	1.78%	2.78%	1.78%	2.78%
Short Precious Metals ProFund	1.78%	2.78%	1.78%	2.78%
Short Real Estate ProFund	1.78%	2.78%	1.78%	2.78%
Short Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Growth ProFund	1.78%	2.78%	1.95%	2.95%
Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Value ProFund	1.78%	2.78%	1.95%	2.95%
Technology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Telecommunications UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
UltraBear ProFund	1.78%	2.78%	1.78%	2.78%
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%
UltraChina ProFund	1.78%	2.78%	1.95%	2.95%
UltraDow 30 ProFund	1.95%	2.95%	1.95%	2.95%
UltraEmerging Markets ProFund	1.78%	2.78%	1.95%	2.95%
UltraInternational ProFund	1.78%	2.78%	1.78%	2.78%
UltraJapan ProFund	1.78%	2.78%	1.78%	2.78%

302 :: Notes to Financial Statements :: January 31, 2022 (unaudited)

	For the Period December 1, 2020 through November 30, 2021		For the Period December 1, 2021 through November 30, 2022
	Investor Class	Service Class	Investor Class	Service Class
UltraLatin America ProFund	1.95%	2.95%	1.95%	2.95%
UltraMid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraNasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort China ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Dow 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Emerging Markets ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort International ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Japan ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Latin America ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Nasdaq-100 ProFund	1.78%	2.78%	1.95%	2.95%
UltraShort Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraSmall-Cap ProFund	1.78%	2.78%	1.95%	2.95%
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
Utilities UltraSector ProFund	1.95%	2.95%	1.78%	2.78%

*	On April 23, 2021, Access Flex Bear High Yield Fund and Access Flex High Yield Fund reorganized into Access Flex Bear High Yield ProFund and Access Flex High Yield ProFund, respectively, through a plan of reorganization and termination that was approved by the Board of Trustees on December 10, 2020. The expense limitation for each Fund’s Investor Class and Service Class Shares was 1.78% and 2.78% both before and after this reorganization.

**	Bitcoin Strategy Profund commenced operations on July 28, 2021.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years of the end of the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of January 31, 2022, the recoupments that may potentially be made by the ProFunds are as follows:

	Expires 2/28/22	Expires 2/28/23	Expires 2/29/24	Expires 11/30/24	Expires 11/30/25	Total
Access Flex Bear High Yield ProFund	$28,419	$30,929	$42,649	$21,329	$4,106	$127,432
Access Flex High Yield ProFund	—	—	68,776	—	—	68,776

	Expires 11/30/22	Expires 11/30/23	Expires 11/30/24	Expires 11/30/25	Total
Basic Materials UltraSector ProFund	$10,140	$—	$9,063	$115	$19,318
Bitcoin Strategy ProFund	—	—	37,042	59,676	96,718
Communication Services UltraSector ProFund	—	3,277	—	1,137	4,414
Consumer Goods UltraSector ProFund	17,697	15,495	6,074	—	39,266
Europe 30 ProFund	21,547	20,637	11,136	4,075	57,395
Falling U.S. Dollar ProFund	58,781	23,352	29,759	10,681	122,573
Large-Cap Value ProFund	—	—	—	673	673
Mid-Cap Growth ProFund	—	—	—	1,668	1,668
Mid-Cap ProFund	—	—	—	1,529	1,529
Mid-Cap Value ProFund	3,030	16,008	3,488	1,442	23,968
Pharmaceuticals UltraSector ProFund	15,038	20,327	17,673	1,410	54,448
Real Estate UltraSector ProFund	—	5,655	—	—	5,655
Rising Rates Opportunity 10 ProFund	11,583	23,054	18,160	8,980	61,777
Rising U.S. Dollar ProFund	27,305	17,542	22,817	14,585	82,249
Short Nasdaq-100 ProFund	23,679	15,973	18,463	17,272	75,387
Short Oil & Gas ProFund	34,181	20,934	40,063	1,052	96,230
Short Precious Metals ProFund	27,268	37,670	21,089	2,764	88,791
Short Real Estate ProFund	25,295	32,302	33,162	4,308	95,067
Short Small-Cap ProFund	27,437	39,153	30,226	20,062	116,878
Small-Cap ProFund	—	23,176	13,368	3,957	40,501
Telecommunications UltraSector ProFund	24,863	36,454	31,283	5,191	97,791
UltraBear ProFund	3,557	30,161	21,558	6,313	61,589
UltraEmerging Markets ProFund	—	—	—	1,166	1,166
UltraInternational ProFund	12,789	30,332	17,617	4,763	65,501
UltraShort China ProFund	26,295	30,877	27,238	4,042	88,452
UltraShort Dow 30 ProFund	24,097	20,771	28,736	4,445	78,049
UltraShort Emerging Markets ProFund	29,588	27,317	31,648	3,771	92,324
UltraShort International ProFund	35,034	29,189	22,927	4,079	91,229

January 31, 2022 (unaudited) :: Notes to Financial Statements :: 303

	Expires 11/30/22	Expires 11/30/23	Expires 11/30/24	Expires 11/30/25	Total
UltraShort Japan ProFund	$39,480	$29,550	$40,917	$2,729	$112,676
UltraShort Latin America ProFund	27,687	23,861	30,125	2,645	84,318
UltraShort Mid-Cap ProFund	23,943	23,952	25,301	7,787	80,983
UltraShort Nasdaq-100 ProFund	—	—	—	888	888
UltraShort Small-Cap ProFund	50,543	31,634	17,026	4,867	104,070

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2022 were as follows:

	Purchases	Sales
Banks UltraSector ProFund	$15,965,646	$91,065,303
Basic Materials UltraSector ProFund	7,753,517	10,713,985
Biotechnology UltraSector ProFund	30,521,173	41,441,154
Bull ProFund	3,454,800	6,400,940
Communication Services UltraSector ProFund	2,234,756	3,512,427
Consumer Goods UltraSector ProFund	6,947,445	2,942,031
Consumer Services UltraSector ProFund	11,220,956	29,873,296
Europe 30 ProFund	8,624,559	9,073,535
Financials UltraSector ProFund	27,663,363	30,738,728
Health Care UltraSector ProFund	14,151,201	29,178,120
Industrials UltraSector ProFund	13,426,969	20,007,709
Internet UltraSector ProFund	23,158,652	50,748,900
Large Cap Growth ProFund	110,802,288	126,446,322
Large Cap Value ProFund	76,140,075	53,438,972
Mid Cap Growth ProFund	4,887,264	5,845,477
Mid Cap ProFund	492,734	1,715,871
Mid Cap Value ProFund	10,815,566	12,527,084
Nasdaq 100 ProFund	164,835,533	200,575,478
Oil & Gas UltraSector ProFund	12,170,980	12,704,201
Oil Equipment & Services UltraSector	16,359,247	15,261,489
Pharmaceuticals UltraSector ProFund	3,686,798	3,445,282
Precious Metals UltraSector ProFund	8,649,134	14,128,576
Real Estate UltraSector ProFund	101,871,147	117,200,624
Semiconductor UltraSector ProFund	36,976,446	21,559,357
Small-Cap Growth ProFund	5,138,647	9,103,203
Small-Cap ProFund	1,200,210	3,305,657
Small-Cap Value ProFund	22,396,477	25,324,180
Technology UltraSector ProFund	18,094,988	33,989,490
Telecommunications UltraSector ProFund	628,507	676,050
UltraBull ProFund	7,219,822	10,069,104
UltraChina ProFund	24,350,731	17,475,122
UltraDow 30 ProFund	2,598,990	27,974
UltraEmerging Markets ProFund	7,998,571	5,938,448
UltraLatin America ProFund	6,880,625	7,594,270
UltraMid-Cap ProFund	4,006,357	14,731,110
UltraNasdaq-100 ProFund	316,620,126	496,708,980
UltraSmall-Cap ProFund	18,386,352	8,142,352
Utilities UltraSector ProFund	3,581,593	3,236,034

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2022 were as follows:

	Purchases	Sales
Access Flex High Yield ProFund	$51,680,025	$57,702,064

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

304 :: Notes to Financial Statements :: January 31, 2022 (unaudited)

Risks Associated with the Use of Derivatives

Certain ProFunds may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). These risks include counterparty risk, liquidity risk and increased correlation risk. When the ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., securities in the Index) and the derivative, which may prevent the ProFund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the ProFund to losses in excess of those amounts initially invested.

Certain ProFunds may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, each Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund’s return.

The Bitcoin Futures Contracts market futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the Bitcoin futures market has grown substantially since Bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are subject to collateral requirements and daily limits that may limit the Fund’s ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.

Compounding Risk

Most of the ProFunds are “geared” funds (“Geared Funds”) in the sense that the ProFund has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day, not for any other period. A “single day” is measured from the time a ProFund calculates its net asset value (“NAV”) to the time of the ProFund’s next NAV calculation. These Geared Funds are subject to all of the correlation risks described below. In addition, because the ProFunds have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund objective, as applicable, before accounting for fees and ProFund expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in a ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

Bitcoin Risk

The Bitcoin Strategy ProFund does not invest directly in Bitcoin. The Fund invests primarily in Bitcoin futures.

Bitcoin is a relatively new innovation and the market for Bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the Bitcoin Network and the acceptance and use of Bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of Bitcoin may adversely affect the price of Bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact Bitcoin trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain Bitcoin. A significant portion of Bitcoin is held by a small number of holders sometimes referred to as “whales”. These holders have the ability to manipulate the price of Bitcoin. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, Bitcoin and Bitcoin trading venues are largely unregulated. As a

January 31, 2022 (unaudited) :: Notes to Financial Statements :: 305 result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of Bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in Bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of Bitcoin. The realization of any of these risks could result in a decline in the acceptance of Bitcoin and consequently a reduction in the value of Bitcoin, Bitcoin futures, and the Fund. The Bitcoin Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a “fork.” The creation of a “fork” or a substantial giveaway of Bitcoin (sometimes referred to as an “air drop”) may result in a significant and unexpected declines in the value of Bitcoin, Bitcoin futures, and the Fund.

Bitcoin Futures Risk

The market for Bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the Bitcoin futures market has grown substantially since Bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are subject to collateral requirements and daily limits that may limit the Fund’s ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.

When a Bitcoin futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Bitcoin futures contract with a later expiration date. This is commonly referred to as “rolling”. The costs associated with rolling Bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund.

Borrowing Risk

The Bitcoin Strategy ProFund may borrow for investment purposes using reverse repurchase agreements. The cost of borrowing may reduce the Fund’s return. Borrowing may cause a Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund.

Active Management Risk

Access Flex Bear High Yield ProFund, Access Flex High Yield ProFund and Bitcoin Strategy ProFund are actively managed, and their performance reflect the investment decisions that ProFund Advisors make for the Funds. ProFund Advisors’ judgements about the Funds’ investments may prove to be incorrect. If the investments selected and strategies employed by the Funds fail to produce the intended results, the Funds could underperform or have negative returns as compared to other funds with a similar investment objective and/or strategies.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund’s NAV each day may differ, perhaps significantly, from the percentage change of the ProFund’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

In order to achieve a high degree of correlation with the Index, a ProFund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under-or overexposed to the Index may prevent the ProFund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions, market volatility and other factors will adversely affect the ProFund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the ProFund will have perfect leveraged exposure at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile at or near the close of the trading day.

306 :: Notes to Financial Statements :: January 31, 2022 (unaudited)

A number of other factors may adversely affect a ProFund’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund’s correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund’s ability to meet its investment objective on or around that day.

Credit Default Swaps (“CDS”) Risk

While the Access Flex Bear High Yield ProFund will normally be a net “buyer” of CDS and the Access Flex High Yield ProFund will normally be a net “seller” of CDS, at times the Access Flex Bear High Yield ProFund may be a net “seller” and the Access Flex High Yield ProFund may be a net “buyer” of CDS. When a ProFund is a seller of credit protection, upon the occurrence of a credit event, the ProFund will have an obligation to pay the full notional value of a defaulted reference entity less recovery value. When a ProFund is a buyer of credit protection, upon the occurrence of a credit event, the counterparty to the ProFund will have an obligation to pay the full notional value of a defaulted reference entity less recovery value. Recovery values for CDS are generally determined via an auction process to determine the final price for a given reference entity. Although, each ProFund intends, as practicable, to obtain exposure through centrally cleared CDS, an active market may not exist for any of the CDS in which a ProFund invests or in the reference entities subject to the CDS. As a result, a ProFund’s ability to maximize returns or minimize losses on such CDS may be impaired. Other risks of CDS include difficulty in valuation due to the lack of pricing transparency and the risk that changes in the value of the CDS do not reflect changes in the credit quality of the underlying reference entities or may otherwise perform differently than expected given market conditions. Because a ProFund may use a single counterparty or a small number of counterparties, certain CDS involve many reference entities and there are no limitations on the notional amount established for the CDS. As a result, counterparty risk may be amplified.

Counterparty Risk

A ProFund that will invest in financial instruments involving third parties (i.e., counterparties) is subject to counterparty risk. The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund may decline. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. For example, a ProFund could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In the case of cleared swaps, customers of a FCM in bankruptcy are entitled to recover assets specifically attributable to them pursuant to new CFTC regulations, but may nevertheless risk loss of some or all of their assets due to accounting or operational issues or due to legal risk in connection with the application of bankruptcy law to cleared swaps.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses.

January 31, 2022 (unaudited) :: Notes to Financial Statements :: 307

Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the Fund’s performance, resulting in losses to your investment.

Risk that Current Assumptions and Expectations Could Become Outdated As a Result of Global Economic Shocks

The onset of the novel coronavirus (COVID-19) has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19 (including any variants). These actions have had, and likely will continue to have, a severe economic impact on global economies as economic activity in some instances has essentially ceased. Financial markets across the globe are experiencing severe distress at least equal to what was experienced during the global financial crisis in 2008. In March 2020, U.S. equity markets entered a bear market in the fastest such move in the history of U.S. financial markets. During much of 2020, the unemployment rate in the U.S. was extremely high by historical standards. Additionally, other public health issues, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. It is not possible to predict when unemployment and market conditions will return to more normal levels. The global economic shocks being experienced as of the date hereof may cause the underlying assumptions and expectations of the Fund to quickly become outdated or inaccurate, resulting in significant losses.

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the fixed income market. Additionally, the credit quality of the issuer of a debt instrument (including the risk of a potential default) can also affect the price of a debt instrument. The perceived or actual inability of issuers, guarantors, or liquidity providers of debt instruments to make scheduled interest payments can negatively impact the performance of the ProFund. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

High Yield Risk

Investment in or exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish a ProFund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the

308 :: Notes to Financial Statements :: January 31, 2022 (unaudited)

ProFund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer’s security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect a ProFund’s performance. While the realization of certain of these risks may benefit the Access Flex Bear High Yield ProFund because it seeks investment results that correspond to the inverse of the high yield market, such occurrences may introduce more volatility to the ProFund.

Index Performance Risk

Certain ProFunds linked to an index will be subject to index performance risk. There is no guarantee or assurance that the methodology used by the third-party provider to create the Index will result in the ProFund achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform, and the ProFund could lose value, while other indices or measures of market performance increase in value.

Investment Capacity Risk

The Bitcoin Strategy ProFund’s ability to obtain exposure to Bitcoin futures contracts consistent with its investment objective is disrupted for any reason including, limited liquidity in the Bitcoin futures market, a disruption to the Bitcoin futures market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the CME, or the CFTC, the Fund would not be able to achieve its investment objective and may experience significant losses. The Adviser may, in its sole discretion and without prior notice, limit or reject purchases of Fund shares. This is often referred to as “closing” the Fund. The Adviser may re-open the Fund in its sole discretion and without prior notice.

LIBOR Risk

Many debt securities, derivatives, and other financial instruments, including some of the Funds’ investments, use the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is being discontinued as a floating rate benchmark. The Secured Overnight Financing Rate (“SOFR”) is expected to replace U.S. dollar LIBOR as the principal floating rate benchmark. The LIBOR discontinuation has affected and will continue to affect financial markets generally. The date of the LIBOR discontinuation will vary depending on the LIBOR currency and tenor.

The UK Financial Conduct Authority (the “FCA”), which is the regulator of the LIBOR administrator, has announced that, after specified dates, LIBOR settings will cease to be provided by any administrator or will no longer be representative. Those dates are: (i) June 30, 2023, in the case of the principal U.S. dollar LIBOR tenors (overnight and one, three, six and 12 month); and (ii) January 31, 2022, in all other cases (i.e., one week and two month U.S. dollar LIBOR and all tenors of non-U.S. dollar LIBOR). Accordingly, many existing LIBOR obligations will transition to another benchmark after June 30, 2023 or, in some cases, after January 31, 2022. The FCA and certain U.S. regulators have stated that, despite expected publication of U.S. dollar LIBOR through June 30, 2023, no new contracts using U.S. dollar LIBOR should be entered into after January 31, 2022.

Although the foregoing reflects the likely timing of the LIBOR discontinuation and certain consequences, there is no assurance that LIBOR, of any particular currency or tenor, will continue to be published until any particular date or in any particular form, and there is no assurance regarding the consequences of the LIBOR discontinuation. In the United States, there have been efforts to identify alternative reference interest rates for U.S. dollar LIBOR. The cash markets have generally coalesced around recommendations from the Alternative Reference Rates Committee (the “ARRC”), which was convened by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York. The ARRC has recommended that U.S. dollar LIBOR be replaced by rates based on SOFR plus, in the case of existing LIBOR contracts and obligations, a spread adjustment.

For purposes of the following discussion, the term “LIBOR” refers solely to U.S. dollar LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. SOFR has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. Future levels of SOFR may bear little or no relation to historical levels of SOFR, LIBOR or other rates. SOFR-based rates will differ from LIBOR, and the differences may be material. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. In contrast, LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term tenors.

For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or a similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. Non-LIBOR floating rate obligations, including SOFR-based obligations, may have returns and values that fluctuate more than those of floating rate obligations that are based on LIBOR or other rates. Resulting changes in the financial markets may adversely affect financial markets generally and may also adversely affect a Fund’s operations specifically, particularly as financial markets transition away from LIBOR.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in

January 31, 2022 (unaudited) :: Notes to Financial Statements :: 309 certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

The market for the Bitcoin futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the applicable tax years ended as noted below, were as follows:

	Year Ended 2021				Year Ended 2020
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Gains	Taxable Overdistribution	Tax Return of Capital	Total Distributions Paid
December 31
Bear ProFund	$—	$—	$—	$—	$8,361	$—	$—	$—	$8,361
Bull ProFund	1,995,004	2,757,165	—	4,752,169	3,962,399	—	—	—	3,962,399
Europe 30 ProFund	33,014	—	—	33,014	104,574	—	—	—	104,574
UltraBear ProFund	—	—	—	—	37,071	—	—	—	37,071
UltraBull ProFund	5,070,936	2,554,660	—	7,625,596	9,602,431	4,135,538	—	—	13,737,969
UltraJapan ProFund	675,945	1,304,962	—	1,980,907	—	—	—	—	—
UltraNasdaq-100 ProFund	148,739,778	16,381,915	—	165,121,693	74,202,741	8,972,321	—	—	83,175,062
UltraShort Nasdaq-100 ProFund	—	—	—	—	6,099	—	—	—	6,099

October 31
Access Flex High Yield ProFund	467,987	—	—	467,987	547,098			59,251	606,349
Basic Materials UltraSector ProFund	87,381	4,525	—	91,906	—	—	—	—	—
Banks UltraSector ProFund	—	—	—	—	147,431	—	—	—	147,431
Biotechnology UltraSector ProFund	17,310,399	—	—	17,310,399	—	6,477,017	—	—	6,477,017
Communication Services UltraSector ProFund	—	—	—	—	202,746	—	—	—	202,746
Consumer Goods UltraSector ProFund	—	—	—	—	80,976	61,866	—	—	142,842
Consumer Services UltraSector ProFund	1,939,814	1,051,801	—	2,991,615	—	—	—	—	—
Financials UltraSector ProFund	—	—	—	—	153,234	—	34,237	—	187,471
Health Care UltraSector ProFund	—	—	—	—	12,104	—	—	—	12,104

310 :: Notes to Financial Statements :: January 31, 2022 (unaudited)

	Year Ended 2021				Year Ended 2020
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Gains	Taxable Overdistribution	Tax Return of Capital	Total Distributions Paid
Internet UltraSector ProFund	$27,272,748	$12,588,418	$—	$39,861,166	$177,930	$28,278	$—	$—	$206,208
Large-Cap Growth ProFund	751,401	650,090	—	1,401,491	341,415	492,743	—	—	834,158
Mid-Cap Growth ProFund	320,965	602,809	—	923,774	—	—	—	—	—
Mid-Cap ProFund	—	—	—	—	—	358,894	—	—	358,894
Mid-Cap Value ProFund	10,633	—	—	10,633	17,715	—	—	3,366	21,081
Nasdaq-100 ProFund	1,491,584	348,686	—	1,840,270	498,352	387,756	—	—	886,108
Oil & Gas UltraSector ProFund	227,674	—	—	227,674	153,992	—	—	—	153,992
Oil Equipment & Services UltraSector ProFund	17,573	—	—	17,573	—	—	—	—	—
Pharmaceuticals UltraSector ProFund	—	16,620	—	16,620	—	—	—	—	—
Real Estate UltraSector ProFund	—	—	—	—	101,880	80,388	—	184,976	367,244
Rising Rates Opportunity ProFund	—	—	—	—	188,442	—	—	—	188,442
Rising Rates Opportunity 10 ProFund	—	—	—	—	17,678	—	—	—	17,678
Rising U.S. Dollar ProFund	—	—	—	—	23,144	—	—	—	23,144
Semiconductor UltraSector ProFund	—	—	—	—	88,463	—	—	—	88,463
Short Nasdaq-100 ProFund	—	—	—	—	11,298	—	—	—	11,298
Short Oil & Gas ProFund	—	—	—	—	4,714	—	—	—	4,714
Short Precious Metals ProFund	—	—	—	—	18,058	—	—	—	18,058
Short Small-Cap ProFund	—	—	—	—	7,330	—	—	—	7,330
Small-Cap Value ProFund	—	—	—	—	—	—	3,975	—	3,975
Technology UltraSector ProFund	1,627,121	8,142	—	1,635,263	—	—	—	—	—
Telecommunications UltraSector ProFund	4,660	—	—	4,660	20,443	—	—	—	20,443
UltraChina ProFund	—	—	—	—	18,540	—	—	—	18,540
UltraDow 30 ProFund	55,323	580,971	—	636,294	660,094	—	—	—	660,094

January 31, 2022 (unaudited) :: Notes to Financial Statements :: 311

	Year Ended 2021				Year Ended 2020
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Gains	Taxable Overdistribution	Tax Return of Capital	Total Distributions Paid
UltraLatin America ProFund	$103,594	$—	$—	$103,594	$475,022	$—	$—	$—	$475,022
UltraMid-Cap ProFund	—	—	—	—	899,431	679,608	88,692	—	1,667,731
UltraShort China ProFund	—	—	—	—	14,251	—	—	—	14,251
UltraShort Dow 30 ProFund	—	—	—	—	13,291	—	—	—	13,291
UltraShort Emerging Markets ProFund	—	—	—	—	7,510	—	—	—	7,510
UltraShort International ProFund	—	—	—	—	15,691	—	—	—	15,691
UltraShort Latin America ProFund	—	—	—	—	12,538	—	—	—	12,538
UltraShort Mid-Cap ProFund	—	—	—	—	7,614	—	—	—	7,614
UltraShort Small-Cap ProFund	—	—	—	—	17,184	—	—	—	17,184
U.S. Government Plus ProFund	—	—	—	—	35,572	—	—	—	35,572
Utilities UltraSector ProFund	39,965	—	5,508	45,473	489,768	—	—	—	489,768

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
December 31
Bear ProFund	$—	$—	$—	$(70,061,449)	$43,939	$(70,017,510)
Bull ProFund	1,004,296	76,059	—	—	31,542,536	32,622,891
Europe 30 ProFund	48,336	—	—	(3,776,853)	320,476	(3,408,041)
UltraBear ProFund	—	—	—	(100,305,801)	61,072	(100,244,729)
UltraBull ProFund	8,942,894	198,921	—	—	54,183,625	63,325,440
UltraJapan ProFund	—	—	—	—	(481)	(481)
UltraNasdaq-100 ProFund	26,477,309	1,155,422	—	—	460,129,048	487,761,779
UltraShort Nasdaq-100 ProFund	—	—	—	(53,646,478)	216,153	(53,430,325)

October 31
Access Flex Bear High Yield ProFund	—	—	—	(5,399,229)	—	(5,399,229)
Access Flex High Yield ProFund	—	—	—	—	(19,125)	(19,125)
Banks UltraSector ProFund	—	—	—	(1,068,963)	7,344,982	6,276,019
Basic Materials UltraSector ProFund	—	—	—	—	2,066,021	2,066,021
Biotechnology UltraSector ProFund	14,242,746	11,279,598	—	—	68,577,329	94,099,673
Bitcoin Strategy ProFund	—	—	—	—	13,799,408	13,799,408
Communication Services UltraSector ProFund	59,697	2,106	—	—	2,141,321	2,203,124
Consumer Goods UltraSector ProFund	351,875	151,475	—	—	3,104,128	3,607,478
Consumer Services UltraSector ProFund	5,320,427	130,368	—	—	30,162,091	35,612,886

312 :: Notes to Financial Statements :: January 31, 2022 (unaudited)

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
Falling U.S. Dollar ProFund	$—	$—	$—	$(2,636,026)	$—	$(2,636,026)
Financials UltraSector ProFund	877,097	2,084	—	—	2,458,308	3,337,489
Health Care UltraSector ProFund	—	—	—	(782,184)	10,602,602	9,820,418
Industrials UltraSector ProFund	436,119	3,184	—	—	3,267,862	3,707,165
Internet UltraSector ProFund	20,936,693	9,806,780	—	—	96,845,438	127,588,911
Large-Cap Growth ProFund	221,666	85,029	—	—	13,211,555	13,518,250
Large-Cap Value ProFund	54,514	—	—	(2,242,014)	1,714,343	(473,157)
Mid-Cap Growth ProFund	831,229	119,485	—	—	1,826,561	2,777,275
Mid-Cap ProFund	158,547	58,875	—	—	1,927,537	2,144,959
Mid-Cap Value ProFund	50,173	—	—	—	1,552,088	1,602,261
Nasdaq-100 ProFund	2,281,193	2,060,020	—	—	49,379,453	53,720,666
Oil & Gas UltraSector ProFund	277,761	—	—	(7,032,306)	6,592,939	(161,606)
Oil Equipment & Services UltraSector ProFund	—	—	—	(19,076,521)	(1,917,463)	(20,993,984)
Pharmaceuticals UltraSector ProFund	57,588	128,692	—	—	141,333	327,613
Precious Metals UltraSector ProFund	—	—	—	(59,386,455)	4,052,844	(55,333,611)
Real Estate UltraSector ProFund	3,068,498	122,820	—	—	5,447,622	8,638,940
Rising Rates Opportunity ProFund	—	—	—	(50,870,009)	(431,237)	(51,301,246)
Rising Rates Opportunity 10 ProFund	—	—	—	(4,101,645)	(3,417)	(4,105,062)
Rising U.S. Dollar ProFund	—	—	—	(628,138)	—	(628,138)
Semiconductor UltraSector ProFund	5,976,285	178,486	—	—	50,251,014	56,405,785
Short Nasdaq-100 ProFund	—	—	—	(13,081,201)	(23,729)	(13,104,930)
Short Oil & Gas ProFund	—	—	—	(1,681,508)	53,753	(1,627,755)
Short Precious Metals ProFund	—	—	—	(10,363,077)	229,798	(10,133,279)
Short Real Estate ProFund	—	—	—	(4,790,072)	2,525	(4,787,547)
Short Small-Cap ProFund	—	—	—	(15,089,232)	(38,775)	(15,128,007)
Small-Cap Growth ProFund	228,742	328,498	—	—	3,164,299	3,721,539
Small-Cap ProFund	—	—	—	—	1,232,658	1,232,658
Small-Cap Value ProFund	168,315	41,014	—	—	3,216,105	3,425,434
Technology UltraSector ProFund	6,724,711	558,470	—	—	48,970,689	56,253,870
Telecommunications UltraSector ProFund	6,192	—	—	(5,584,373)	124,414	(5,453,767)
UltraChina ProFund	—	—	—	(17,867,907)	(1,894,008)	(19,761,915)
UltraDow 30 ProFund	2,441,092	102,530	—	—	14,206,230	16,749,852
UltraEmerging Markets ProFund	—	—	—	(4,476,455)	1,907,924	(2,568,531)
UltraInternational ProFund	—	—	—	(55,331)	18,897	(36,434)
UltraLatin America ProFund	499,204	—	—	(30,225,418)	(2,202,861)	(31,929,075)
UltraMid-Cap ProFund	2,306,933	422,277	—	—	14,962,965	17,692,175
UltraShort China ProFund	—	—	—	(6,512,890)	110,560	(6,402,330)
UltraShort Dow 30 ProFund	—	—	—	(24,011,916)	(50,535)	(24,062,451)
UltraShort Emerging Markets ProFund	—	—	—	(12,533,184)	41,489	(12,491,695)
UltraShort International ProFund	—	—	—	(16,990,800)	(6,975)	(16,997,775)
UltraShort Japan ProFund	—	—	—	(10,528,863)	(2,418)	(10,531,281)
UltraShort Latin America ProFund	—	—	—	(15,834,062)	77,321	(15,756,741)
UltraShort Mid-Cap ProFund	—	—	—	(10,998,003)	(47,853)	(11,045,856)
UltraShort Small-Cap ProFund	—	—	—	(55,144,425)	(170,047)	(55,314,472)
UltraSmall-Cap ProFund	—	—	—	—	15,237,595	15,237,595
U.S. Government Plus ProFund	—	—	—	(1,968,090)	735,651	(1,232,439)
Utilities UltraSector ProFund	—	—	—	(6,976,669)	3,507,493	(3,469,176)

Under current tax law, capital and specific ordinary losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. As of the end of their respective tax years ended October 31, 2021 and December 31, 2021, the following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal years ending in October 31, 2021 and December 31, 2021:

Qualified Late Year Ordinary Losses
October 31 tax year end ProFunds
Access Flex Bear High Yield ProFund	$23,714
Falling U.S. Dollar ProFund	39,077
Health Care UltraSector ProFund	243,046

January 31, 2022 (unaudited) :: Notes to Financial Statements :: 313

Qualified Late Year Ordinary Losses
Oil Equipment & Services UltraSector ProFund	$72,097
Rising Rates Opportunity ProFund	328,526
Rising Rates Opportunity 10 ProFund	36,701
Rising U.S. Dollar ProFund	97,156
Short Nasdaq-100 ProFund	76,073
Short Oil & Gas ProFund	15,427
Short Precious Metals ProFund	38,083
Short Real Estate ProFund	9,541
UltraEmerging Markets ProFund	40,166
UltraInternational ProFund	55,331
UltraShort China ProFund	24,471
UltraShort Dow 30 ProFund	49,821
UltraShort Emerging Markets ProFund	10,640
UltraShort Japan ProFund	4,780
UltraShort Latin America ProFund	20,920
UltraShort Mid-Cap ProFund	20,904
UltraShort Small-Cap ProFund	81,953
U.S. Government Plus ProFund	182,455

As of the end of their respective tax years ended October 31, 2021 and December 31, 2021, the following ProFunds have capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

Fund	No Expiration Date
Access Flex Bear High Yield ProFund	$5,375,515
Banks UltraSector ProFund	1,068,963
Bear ProFund	70,061,449
Europe 30 ProFund	3,776,853
Falling U.S. Dollar ProFund	2,596,949
Health Care UltraSector ProFund	539,138
Large-Cap Value ProFund	2,242,014
Oil & Gas UltraSector ProFund	7,032,306
Oil Equipment & Services UltraSector ProFund	19,004,424
Precious Metals UltraSector ProFund	59,386,455
Rising Rates Opportunity ProFund	50,541,483
Rising Rates Opportunity 10 ProFund	4,064,944
Rising U.S. Dollar ProFund	530,982
Short Nasdaq-100 ProFund	13,005,128
Short Oil & Gas ProFund	1,666,081
Short Precious Metals ProFund	10,324,994
Short Real Estate ProFund	4,780,531
Short Small-Cap ProFund	15,089,232
Telecommunications UltraSector ProFund	5,584,373
UltraBear ProFund	100,305,801
UltraChina ProFund	17,867,907
UltraEmerging Markets ProFund	4,436,289
UltraLatin America ProFund	30,225,418
UltraShort China ProFund	6,488,419
UltraShort Dow 30 ProFund	23,962,095
UltraShort Emerging Markets ProFund	12,522,544
UltraShort International ProFund	16,990,800
UltraShort Japan ProFund	10,524,083
UltraShort Latin America ProFund	15,813,142
UltraShort Mid-Cap ProFund	10,977,099
UltraShort Nasdaq-100 ProFund	53,646,478
UltraShort Small-Cap ProFund	55,062,472
U.S. Government Plus ProFund	1,785,635
Utilities UltraSector ProFund	6,976,669

314 :: Notes to Financial Statements :: January 31, 2022 (unaudited)

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust’s Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

As of the end of their respective tax years ended October 31, 2021 and December 31, 2021, the cost of securities, including derivatives, gross unrealized appreciation and gross unrealized depreciation on investment securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
December 31
Bear ProFund	$8,908,000	$43,939	$—	$43,939
Bull ProFund	46,683,604	33,820,469	(2,277,933)	31,542,536
Europe 30 ProFund	2,632,002	1,002,254	(681,778)	320,476
UltraBear ProFund	6,606,000	61,072	—	61,072
UltraBull ProFund	96,786,742	61,962,112	(7,778,487)	54,183,625
UltraJapan ProFund	13,041,000	—	(481)	(481)
UltraNasdaq-100 ProFund	810,109,884	518,074,447	(57,945,399)	460,129,048
UltraShort Nasdaq-100 ProFund	6,263,000	216,153	—	216,153

October 31
Access Flex Bear High Yield ProFund	261,000	—	—	—
Access Flex High Yield ProFund	23,440,250	—	(19,125)	(19,125)
Banks UltraSector ProFund	32,402,899	10,235,170	(2,890,188)	7,344,982
Basic Materials UltraSector ProFund	3,784,699	2,738,508	(672,487)	2,066,021
Biotechnology UltraSector ProFund	93,292,934	71,658,606	(3,081,277)	68,577,329
Bitcoin Strategy ProFund	25,056,568	13,799,408	—	13,799,408
Communication Services UltraSector ProFund	8,242,738	2,587,583	(446,262)	2,141,321
Consumer Goods UltraSector ProFund	5,355,528	3,210,611	(106,483)	3,104,128
Consumer Services UltraSector ProFund	27,804,235	31,219,580	(1,057,489)	30,162,091
Falling U.S. Dollar ProFund	1,128,000	—	—	—
Financials UltraSector ProFund	25,863,729	4,434,899	(1,976,591)	2,458,308
Health Care UltraSector ProFund	15,836,549	11,202,932	(600,330)	10,602,602
Industrials UltraSector ProFund	16,536,609	4,030,599	(762,737)	3,267,862
Internet UltraSector ProFund	133,848,948	104,263,035	(7,417,597)	96,845,438
Large-Cap Growth ProFund	12,593,054	13,922,442	(710,887)	13,211,555
Large-Cap Value ProFund	3,732,275	2,397,510	(683,167)	1,714,343
Mid-Cap Growth ProFund	2,791,285	2,110,628	(284,067)	1,826,561
Mid-Cap ProFund	4,447,077	2,197,692	(270,155)	1,927,537
Mid-Cap Value ProFund	6,542,598	2,115,443	(563,355)	1,552,088
Nasdaq-100 ProFund	118,293,417	51,770,634	(2,391,181)	49,379,453
Oil & Gas UltraSector ProFund	25,019,469	9,325,250	(2,732,311)	6,592,939
Oil Equipment & Services UltraSector ProFund	32,359,580	4,128,112	(6,045,575)	(1,917,463)
Pharmaceuticals UltraSector ProFund	6,535,258	668,855	(527,522)	141,333
Precious Metals UltraSector ProFund	19,584,742	10,926,550	(6,873,706)	4,052,844
Real Estate UltraSector ProFund	140,354,489	7,392,870	(1,945,248)	5,447,622
Rising Rates Opportunity ProFund	13,937,000	—	(431,237)	(431,237)
Rising Rates Opportunity 10 ProFund	2,161,000	—	(3,417)	(3,417)
Rising U.S. Dollar ProFund	6,301,000	—	—	—
Semiconductor UltraSector ProFund	38,424,698	51,161,561	(910,547)	50,251,014
Short Nasdaq-100 ProFund	1,729,000	—	(23,729)	(23,729)
Short Oil & Gas ProFund	2,656,000	53,753	—	53,753
Short Precious Metals ProFund	4,407,000	229,798	—	229,798
Short Real Estate ProFund	455,000	2,525	—	2,525
Short Small-Cap ProFund	662,000	—	(38,775)	(38,775)
Small-Cap Growth ProFund	4,153,609	3,654,831	(490,532)	3,164,299
Small-Cap ProFund	5,185,532	1,454,553	(221,895)	1,232,658
Small-Cap Value ProFund	13,531,169	4,654,434	(1,438,329)	3,216,105
Technology UltraSector ProFund	60,622,285	49,981,244	(1,010,555)	48,970,689
Telecommunications UltraSector ProFund	755,758	230,321	(105,907)	124,414
UltraChina ProFund	22,512,625	5,197,839	(7,091,847)	(1,894,008)
UltraDow 30 ProFund	26,299,251	15,157,283	(951,053)	14,206,230
UltraEmerging Markets ProFund	5,409,574	3,581,887	(1,673,963)	1,907,924
UltraInternational ProFund	2,557,000	18,897	—	18,897
UltraLatin America ProFund	14,199,608	3,986,863	(6,189,724)	(2,202,861)
UltraMid-Cap ProFund	42,960,361	16,867,656	(1,904,691)	14,962,965

January 31, 2022 (unaudited) :: Notes to Financial Statements :: 315

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
UltraShort China ProFund	$2,095,000	$110,560	$—	$110,560
UltraShort Dow 30 ProFund	2,783,000	—	(50,535)	(50,535)
UltraShort Emerging Markets ProFund	976,000	41,489	—	41,489
UltraShort International ProFund	1,812,000	—	(6,975)	(6,975)
UltraShort Japan ProFund	236,000	—	(2,418)	(2,418)
UltraShort Latin America ProFund	1,364,000	77,321	—	77,321
UltraShort Mid-Cap ProFund	1,637,000	—	(47,853)	(47,853)
UltraShort Small-Cap ProFund	3,395,000	—	(170,047)	(170,047)
UltraSmall-Cap ProFund	71,583,374	19,975,589	(4,737,994)	15,237,595
U.S. Government Plus ProFund	19,161,000	735,651	—	735,651
Utilities UltraSector ProFund	4,938,081	3,828,966	(321,473)	3,507,493

8. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of January 31, 2022, Access Flex Bear High Yield ProFund was owed $299,294 and the Rising U.S. Dollar ProFund was owed $690,025 of the original amount owed, as of September 15, 2008, of $925,069 and $2,135,323, respectively, from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Access Flex Bear High Yield ProFund and the Rising U.S Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse each ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Access Flex Bear High Yield ProFund and the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by either the Access Flex Bear High Yield ProFund the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to the Access Flex Bear High Yield ProFund and the Rising U.S. Dollar ProFund. The fair value of the amounts that are estimated to be paid by the Advisor are $299,294 and $690,025, respectively, and are included in “Due from Advisor under a Receivables Agreement” on the Statements of Assets and Liabilities. All other outstanding balances due from (or to) Lehman have been substantially relieved as of January 31, 2022.

9. Share Splits and Reverse Share Splits

Effective December 14, 2020, the Consumer Goods UltraSector ProFund, the Internet UltraSector ProFund, and the UltraNasdaq-100 ProFund underwent a 2-for-1 share split, the Oil Equipment & Services UltraSector ProFund, the UltraBear ProFund, the UltraShort Dow 30 ProFund, the UltraShort Emerging Markets ProFund, and the UltraShort International ProFund underwent a 1-for-4 reverse share split, and the UltraShort Nasdaq-100 ProFund underwent a 1-for-8 reverse share split.

Effective November 18, 2019, the Bull ProFund, the Consumer Services UltraSector ProFund, the Industrials UltraSector ProFund, the Technology UltraSector ProFund, and the UltraDow 30 ProFund underwent a 3-for-1 share split, the Oil Equipment & Services UltraSector ProFund underwent a 1-for-4 reverse share split, and the Short Nasdaq-100 ProFund underwent a 1-for-8 reverse share split.

Effective January 22, 2018, the UltraBull ProFund, the UltraMid-Cap ProFund, and the UltraNasdaq-100 ProFund underwent a 3-for-1 share split, the UltraShort China ProFund underwent a 1-for-8 reverse share split; the UltraShort Japan ProFund and the UltraShort Latin America ProFund underwent a 1-for-5 reverse share split, and the UltraShort Small-Cap ProFund underwent a 1-for-4 reverse share split.

Effective December 5, 2016, the Access Flex Bear High Yield ProFund, Bear ProFund, UltraEmerging Markets ProFund, UltraShort Nasdaq-100 ProFund, and UltraShort Emerging Markets ProFund underwent a 1-for-5 reverse share split, the UltraShort Dow 30 ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, and Rising Rates Opportunity ProFund underwent a 1-for-8 reverse share split, and the UltraBear ProFund and UltraShort Mid-Cap ProFund underwent a 1-for-10 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFunds by the respective split factor, with a corresponding decrease in net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of these ProFunds or the value of a shareholder’s investment.

316 :: Notes to Financial Statements :: January 31, 2022 (unaudited)

The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

10. Subsequent Events

The ProFunds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the ProFunds’ financial statements.

January 31, 2022 (unaudited) :: Board Approval of Investment Advisory Agreement :: 317

At a meeting held on September 13-14, 2021, the Board of Trustees (the “Board”) of ProFunds (the “Trust”) considered the renewal of the Investment Advisory Agreement between ProFund Advisors LLC (the “Advisor”) and the Trust, on behalf of each of its operational series (each a “Fund” and collectively the “Funds”) (the “Advisory Agreement”). Certain Funds are designed to match, before fees and expenses, the performance of an underlying index both on a single day and over time (each a “Matching Fund” and, collectively, the “Matching Funds”). Certain other Funds are actively managed and are designed to meet a specified investment objective (each an “Active Fund” and, collectively, the “Active Funds”). Certain other Funds are “geared” funds that are designed to seek daily investment results, before fees and expenses, that correspond to the inverse (-1x), a multiple (i.e., 1.25x, 1.50x or 2x), or an inverse multiple (i.e., -1.25x or -2x) of the daily performance of an index or security (each a “Geared Fund” and, collectively, the “Geared Funds”).

The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board’s responsibilities under state and federal law with respect to the Board’s consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by their independent legal counsel throughout the process, including about the legal standards applicable to their review.

In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuation of the Advisory Agreement, including information that addressed, among other things:

(i)	the nature, extent and quality of the services that were provided or proposed to be provided by the Advisor;
(ii)	the costs of the services to be provided and the profits realized by the Advisor;
(iii)	the investment performance of the Funds and the Advisor;
(iv)	the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and
(v)	other benefits to the Advisor and/or its affiliates from the relationship to the Funds.

It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the Funds. In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the continuation of the Advisory Agreement, including, among other things:

(i)	information about the advisory services that were being provided by the Advisor with respect to the Funds;

(ii)	the Advisor’s Form ADV;

(iii)	biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;

(iv)	information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;

(v)	information regarding advisory fees earned versus advisory fees waived for previous periods;

(vi)	performance information for prior periods;

(vii)	comparative industry fee data;

(viii)	information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory services with respect to the Funds;

(ix)	information regarding the Advisor’s trade allocation and best execution policies and procedures;

(x)	information about the financial condition of the Advisor;

(xi)	information regarding how the Advisor monitors each Fund’s compliance with regulatory requirements and Trust procedures; and

(xii)	the Advisor’s reputation, expertise and resources.

The Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds (the “Peer Group”) with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including the reasonableness of fees paid by the Funds. The Board evaluated all information available to it on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

In addition to the information provided and discussions that occurred at the meeting at which the Board took action regarding the renewal of the Advisory Agreement, the Board also considered information they received throughout the year as part of their regular oversight of the Funds.

Nature, Extent and Quality of the Advisor’s Services

The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor. The Board noted there would be no significant differences between the scope of services provided by the Advisor in the past year and those to be provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:

(i)	the investment objective of each Fund, the Advisor’s description of the skills needed to manage each Fund and the Advisor’s success in achieving the investment objectives of each Fund;

(ii)	the unique features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds;

(iii)	with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund’s daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional index funds;

(iv)	the differences in managing the non-geared Funds, including the unique asset classes and investment strategies for certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds;

318 :: Board Approval of Investment Advisory Agreement :: January 31, 2022 (unaudited)

(v)	the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;

(vi)	the structure of the portfolio staff compensation program and the incentives it is intended to provide;

(vii)	the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas;

(viii)	the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;

(ix)	a significant investment in personnel and state-of-the-art technology that the Advisor has made over the course of several years and, recently, instituting certain technological upgrades that would generally improve capacity and document production capabilities as well as technological upgrades that have continued to contribute to successful remote working conditions during the COVID-19 pandemic; and

(x)	information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties on behalf of various Funds.

The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The Board also reviewed the Advisor’s compliance program, including specific activities associated with the Funds. The Board discussed the compliance program with the Funds’ Chief Compliance Officer (the “CCO”). The Board and the CCO discussed the CCO’s evaluation of the operation of the Advisor’s compliance program, and efforts with respect to the Funds, changes made to the Advisor’s compliance program since the CCO’s last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the prior year and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board, including all of the Independent Trustees, concluded with respect to each Fund that (i) the investment advisory services provided by the Advisor with respect to the Fund were of high quality, (ii) the Advisor achieved the investment goals of the Fund, (iii) the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support each such Fund, and (iv) they were generally satisfied with the nature, quality and extent of services provided to the Fund by the Advisor.

Comparison of Services and Fees

The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability to the fees paid by other investment companies, including mutual funds offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the difficulty in compiling the comparative data and Peer Group information because, by design, many of the Funds are unique and few, if any, fund complexes with funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor’s representation that it found the Peer Group compiled by the independent consultant to be appropriate but acknowledged the existence of certain differences between the Funds and their peers. The Board noted that the methodology used to compile the Peer Group and comparative data was identical to that used in prior years. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor’s fee. The Advisor presented information about the significant drivers of cost and also examined the costs to investors to achieve the objectives of the Funds on their own and noted that it would be more expensive or impractical to do so.

The Board reviewed information prepared by the independent consultant, comparing management and expense information for each Fund to that of its Peer Group. The Board reviewed Peer Group information prepared by the consultant comparing the contractual advisory fee rate to be paid by the Funds to other funds with investment objectives most similar to the Funds. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fees paid by the Funds after taking waivers and reimbursements into account.

The Board considered and discussed the sub-advisory fees charged and the services provided by the Advisor to the one mutual fund it serves as sub-adviser. The Board recognized that the scope of services provided by the Advisor to the mutual fund is narrower than the services provided to the Funds for several reasons, including that the Advisor performs only services delegated to it by the investment adviser to the mutual fund and does not provide other services like daily cash management, collateral management and counterparty management. The Board noted that for these reasons it is difficult to make comparisons of fees charged to the sub-advised mutual fund and the Funds.

The Board also recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in services that are included in the fees paid by other mutual funds.

The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and quality of the services provided and that the continuation of the Advisory Agreement was in the best interests of the shareholders of the Funds.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2021, as applicable. The Board also considered performance information provided at

January 31, 2022 (unaudited) :: Board Approval of Investment Advisory Agreement :: 319

regular Board meetings throughout the year. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods. The Board noted that, given the nature of the Funds that are Matching Funds or Geared Funds, the correlation of such Fund’s performance with the performance of its underlying benchmark (or a relevant inverse or multiple thereof) was a more meaningful factor than the Fund’s total return.

In regard to the Active Funds, the Board considered that, for each of the one-year, three-year, five-year and ten-year periods ended June 30, 2021, the Access Flex Bear High Yield ProFund underperformed its Peer Group and benchmark index. In regard to the Access Flex High Yield ProFund, the Board considered that for each of the one-year, three-year, five-year and ten-year periods ended June 30, 2021, the Fund underperformed its Peer Group and benchmark index.

After reviewing the performance of the Funds, the Board, including the Independent Trustees, concluded, in light of the foregoing factors, that the performance of the Funds was satisfactory.

Profitability

The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Funds, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered and discussed with representatives of the Advisor the profitability to the Advisor of its management of each of the Funds. The Board also discussed the Advisor’s profit margin, including the expense allocation methodology used in the Advisor’s profitability analysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.

The Independent Trustees met in executive session to discuss and evaluate the information provided by the Advisor and the independent consultant, as well as of the information provided by a separate independent consultant retained to review profitability. Among other things, the Independent Trustees reviewed information regarding the financial condition and profitability of the Advisor, including the methodologies involved in calculating profitability.

Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor of the Advisory Agreement was reasonable in light of the services and benefits provided to each Fund.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and operation of each Fund as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board considered that each Fund covered by the Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets (other than the ProFund Ultra Japan Fund and the ProFund Ultra Short Japan Fund, each of which pay 0.90%, the ProFund Nasdaq-100 which pays 0.70%, and the ProFund V.P. U.S. Government Plus, which pays 0.50%).

The Board considered that, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion. The Board considered that for the periods presented, none of the Funds were subject to advisory fee reductions as a result of breakpoint fee reductions.

The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.

Other Benefits

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered the fact that the Geared Funds’ shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds as the Advisor needs to account for significant flows in and out of the Funds. The Board also considered any indirect, or “fall-out,” benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.

The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Conclusions

Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Agreement for the Funds is fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor’s expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuation of the Advisory Agreement was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Advisory Agreement.

320 :: Liquidity Risk Management Program :: January 31, 2022 (unaudited)

ProFunds (the “Trust”) has implemented a liquidity risk management program (“Liquidity Program”) to identify illiquid investments pursuant to Rule 22e-4 of the Investment Company Act of 1940, as amended. The Board of Trustees of the Trust (“the Board”) has approved the designation of ProFund Advisors LLC (the “Program Administrator”) to administer the Trust’s Liquidity Program, subject to the oversight of the Board.

On September 13-14, 2021, during a meeting of the Board, the Chief Compliance Officer of the Trust provided to the Board the annual report on the Trust’s Liquidity Program (the “Annual Liquidity Report”). The Annual Liquidity Report, which covered the period from July 1, 2020 through June 30, 2021, addressed the operation of the Trust’s Liquidity Program and assessed the adequacy and effectiveness of the Liquidity Program’s implementation. The Annual Liquidity Report affirmed that the Program Administrator believes that: (1) the Liquidity Program continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk; (2) each Fund’s liquidity risk continues to be appropriate in light of the Fund’s investment objective and strategies and each Fund’s investment strategies continue to be appropriate for an open-end management investment company; and (3) the Liquidity Program has been adequately and effectively implemented with respect to each Fund during the reporting period. The Annual Liquidity Report also affirmed that there have been no material changes to the Liquidity Program since its initial approval and that no material changes were being recommended at that time.

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P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 Or: 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds files complete lists of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT (and successor Forms). Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

01/22

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks (77.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	582	$96,624
A.O. Smith Corp. (Building Products)	134	10,240
Abbott Laboratories (Health Care Equipment & Supplies)	1,785	227,517
AbbVie, Inc. (Biotechnology)	1,784	244,212
ABIOMED, Inc.* (Health Care Equipment & Supplies)	46	13,610
Accenture PLC - Class A (IT Services)	637	225,230
Activision Blizzard, Inc. (Entertainment)	786	62,102
Adobe, Inc.* (Software)	480	256,464
Advance Auto Parts, Inc. (Specialty Retail)	64	14,817
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,219	139,271
Aflac, Inc. (Insurance)	614	38,571
Agilent Technologies, Inc. (Life Sciences Tools & Services)	306	42,632
Air Products & Chemicals, Inc. (Chemicals)	223	62,913
Akamai Technologies, Inc.* (IT Services)	164	18,786
Alaska Air Group, Inc.* (Airlines)	126	6,897
Albemarle Corp. (Chemicals)	118	26,047
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	142	27,667
Align Technology, Inc.* (Health Care Equipment & Supplies)	74	36,627
Allegion PLC (Building Products)	91	11,168
Alliant Energy Corp. (Electric Utilities)	253	15,145
Alphabet, Inc.* - Class A (Interactive Media & Services)	304	822,645
Alphabet, Inc.* - Class C (Interactive Media & Services)	282	765,340
Altria Group, Inc. (Tobacco)	1,854	94,332
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	440	1,316,247
Amcor PLC (Containers & Packaging)	1,547	18,579
Ameren Corp. (Multi-Utilities)	260	23,072
American Airlines Group, Inc.* (Airlines)	654	10,771
American Electric Power Co., Inc. (Electric Utilities)	508	45,923
American Express Co. (Consumer Finance)	633	113,826
American International Group, Inc. (Insurance)	838	48,395
American Tower Corp. (Equity Real Estate Investment Trusts)	460	115,690
American Water Works Co., Inc. (Water Utilities)	183	29,426
Ameriprise Financial, Inc. (Capital Markets)	113	34,387
AmerisourceBergen Corp. (Health Care Providers & Services)	151	20,566
AMETEK, Inc. (Electrical Equipment)	233	31,867
Amgen, Inc. (Biotechnology)	569	129,243
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	604	48,073
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	542	88,872
ANSYS, Inc.* (Software)	88	29,921
Anthem, Inc. (Health Care Providers & Services)	245	108,043
Aon PLC (Insurance)	222	61,370
APA Corp. (Oil, Gas & Consumable Fuels)	367	12,188
Apple, Inc. (Technology Hardware, Storage & Peripherals)	15,729	2,749,115
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	911	125,882
Aptiv PLC* (Auto Components)	273	37,286
Archer-Daniels-Midland Co. (Food Products)	565	42,376
Arista Networks, Inc.* (Communications Equipment)	226	28,094
Arthur J. Gallagher & Co. (Insurance)	209	33,009
Assurant, Inc. (Insurance)	58	8,846
AT&T, Inc. (Diversified Telecommunication Services)	7,207	183,779
Atmos Energy Corp. (Gas Utilities)	134	14,367
Autodesk, Inc.* (Software)	222	55,453
Automatic Data Processing, Inc. (IT Services)	425	87,622
AutoZone, Inc.* (Specialty Retail)	21	41,713
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	141	34,436
Avery Dennison Corp. (Containers & Packaging)	84	17,255
Baker Hughes Co. - Class A (Energy Equipment & Services)	882	24,202
Ball Corp. (Containers & Packaging)	327	31,753
Bank of America Corp. (Banks)	7,269	335,392
Bath & Body Works, Inc. (Specialty Retail)	267	14,971
Baxter International, Inc. (Health Care Equipment & Supplies)	505	43,147
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	290	73,701
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	1,848	578,461
Best Buy Co., Inc. (Specialty Retail)	223	22,139
Biogen, Inc.* (Biotechnology)	148	33,448
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	22	13,194
Bio-Techne Corp. (Life Sciences Tools & Services)	40	15,056
BlackRock, Inc. - Class A (Capital Markets)	144	118,503
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	41	100,701
BorgWarner, Inc. (Auto Components)	242	10,612
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	143	16,027
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,438	61,690
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,240	145,354
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	415	243,139
Broadridge Financial Solutions, Inc. (IT Services)	118	18,788
Brown & Brown, Inc. (Insurance)	237	15,708
Brown-Forman Corp. - Class B (Beverages)	184	12,407
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	131	13,709
Cadence Design Systems, Inc.* (Software)	280	42,599
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	216	16,446
Campbell Soup Co. (Food Products)	204	9,000
Capital One Financial Corp. (Consumer Finance)	430	63,094
Cardinal Health, Inc. (Health Care Providers & Services)	284	14,646
CarMax, Inc.* (Specialty Retail)	164	18,232
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	812	16,086
Carrier Global Corp. (Building Products)	875	41,720

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Catalent, Inc.* (Pharmaceuticals)	173	$17,980
Caterpillar, Inc. (Machinery)	546	110,053
Cboe Global Markets, Inc. (Capital Markets)	108	12,801
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	338	34,253
CDW Corp. (Electronic Equipment, Instruments & Components)	137	25,900
Celanese Corp. (Chemicals)	110	17,128
Centene Corp.* (Health Care Providers & Services)	589	45,801
CenterPoint Energy, Inc. (Multi-Utilities)	635	18,009
Ceridian HCM Holding, Inc.* (Software)	137	10,387
Cerner Corp. (Health Care Technology)	297	27,086
CF Industries Holdings, Inc. (Chemicals)	216	14,876
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	51	16,818
Charter Communications, Inc.* - Class A (Media)	125	74,168
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,946	255,568
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	28	41,596
Chubb, Ltd. (Insurance)	435	85,818
Church & Dwight Co., Inc. (Household Products)	246	25,252
Cigna Corp. (Health Care Providers & Services)	334	76,974
Cincinnati Financial Corp. (Insurance)	151	17,792
Cintas Corp. (Commercial Services & Supplies)	89	34,846
Cisco Systems, Inc. (Communications Equipment)	4,257	236,987
Citigroup, Inc. (Banks)	2,003	130,435
Citizens Financial Group, Inc. (Banks)	430	22,132
Citrix Systems, Inc. (Software)	126	12,844
CME Group, Inc. (Capital Markets)	363	83,309
CMS Energy Corp. (Multi-Utilities)	292	18,799
Cognizant Technology Solutions Corp. - Class A (IT Services)	530	45,273
Colgate-Palmolive Co. (Household Products)	851	70,165
Comcast Corp. - Class A (Media)	4,602	230,054
Comerica, Inc. (Banks)	132	12,247
Conagra Brands, Inc. (Food Products)	484	16,824
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,331	117,953
Consolidated Edison, Inc. (Multi-Utilities)	357	30,863
Constellation Brands, Inc. - Class A (Beverages)	166	39,467
Copart, Inc.* (Commercial Services & Supplies)	215	27,789
Corning, Inc. (Electronic Equipment, Instruments & Components)	775	32,581
Corteva, Inc. (Chemicals)	736	35,387
Costco Wholesale Corp. (Food & Staples Retailing)	446	225,288
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	821	17,980
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	436	79,574
CSX Corp. (Road & Rail)	2,239	76,619
Cummins, Inc. (Machinery)	144	31,807
CVS Health Corp. (Health Care Providers & Services)	1,332	141,871
D.R. Horton, Inc. (Household Durables)	329	29,353
Danaher Corp. (Health Care Equipment & Supplies)	642	183,477
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	131	18,323
DaVita, Inc.* (Health Care Providers & Services)	66	7,152
Deere & Co. (Machinery)	285	107,274
Delta Air Lines, Inc.* (Airlines)	646	25,640
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	221	11,806
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	635	32,112
DexCom, Inc.* (Health Care Equipment & Supplies)	98	42,187
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	172	21,700
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	286	42,680
Discover Financial Services (Consumer Finance)	296	34,262
Discovery, Inc.*(a) (Media)	171	4,773
Discovery, Inc.*(a) - Class C (Media)	307	8,396
DISH Network Corp.* - Class A (Media)	252	7,913
Dollar General Corp. (Multiline Retail)	235	48,993
Dollar Tree, Inc.* (Multiline Retail)	227	29,787
Dominion Energy, Inc. (Multi-Utilities)	817	65,899
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	37	16,822
Dover Corp. (Machinery)	145	24,637
Dow, Inc. (Chemicals)	746	44,559
DTE Energy Co. (Multi-Utilities)	196	23,604
Duke Energy Corp. (Electric Utilities)	776	81,527
Duke Realty Corp. (Equity Real Estate Investment Trusts)	384	22,188
DuPont de Nemours, Inc. (Chemicals)	523	40,062
DXC Technology Co.* (IT Services)	255	7,670
Eastman Chemical Co. (Chemicals)	136	16,174
Eaton Corp. PLC (Electrical Equipment)	402	63,689
eBay, Inc. (Internet & Direct Marketing Retail)	632	37,964
Ecolab, Inc. (Chemicals)	252	47,741
Edison International (Electric Utilities)	383	24,049
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	630	68,796
Electronic Arts, Inc. (Entertainment)	285	37,808
Eli Lilly & Co. (Pharmaceuticals)	801	196,557
Emerson Electric Co. (Electrical Equipment)	603	55,446
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	136	19,104
Entergy Corp. (Electric Utilities)	203	22,689
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	591	65,885
EPAM Systems, Inc.* (IT Services)	57	27,140
Equifax, Inc. (Professional Services)	123	29,490
Equinix, Inc. (Equity Real Estate Investment Trusts)	91	65,966
Equity Residential (Equity Real Estate Investment Trusts)	344	30,523
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	66	21,945

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares		Value
Etsy, Inc.* (Internet & Direct Marketing Retail)	128		$20,106
Everest Re Group, Ltd. (Insurance)	40		11,336
Evergy, Inc. (Electric Utilities)	231		15,006
Eversource Energy (Electric Utilities)	347		31,053
Exelon Corp. (Electric Utilities)	987		57,197
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	147		26,944
Expeditors International of Washington, Inc. (Air Freight & Logistics)	171		19,576
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	135		26,756
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,272		324,501
F5, Inc.* (Communications Equipment)	61		12,665
FactSet Research Systems, Inc. (Capital Markets)	38		16,032
Fastenal Co. (Trading Companies & Distributors)	580		32,874
Federal Realty Investment Trust (Equity Real Estate Investment)	71		9,052
FedEx Corp. (Air Freight & Logistics)	247		60,727
Fidelity National Information Services, Inc. (IT Services)	614		73,631
Fifth Third Bancorp (Banks)	690		30,795
First Horizon Corp. (Banks)	–	†	6
First Republic Bank (Banks)	181		31,420
FirstEnergy Corp. (Electric Utilities)	549		23,036
Fiserv, Inc.* (IT Services)	600		63,420
FleetCor Technologies, Inc.* (IT Services)	82		19,537
FMC Corp. (Chemicals)	128		14,127
Ford Motor Co. (Automobiles)	3,962		80,429
Fortinet, Inc.* (Software)	137		40,722
Fortive Corp. (Machinery)	362		25,535
Fortune Brands Home & Security, Inc. (Building Products)	137		12,901
Fox Corp. - Class A (Media)	323		13,117
Fox Corp. - Class B (Media)	148		5,503
Franklin Resources, Inc. (Capital Markets)	284		9,079
Freeport-McMoRan, Inc. (Metals & Mining)	1,482		55,160
Garmin, Ltd. (Household Durables)	153		19,036
Gartner, Inc.* (IT Services)	83		24,393
Generac Holdings, Inc.* (Electrical Equipment)	64		18,072
General Dynamics Corp. (Aerospace & Defense)	234		49,631
General Electric Co. (Industrial Conglomerates)	1,108		104,684
General Mills, Inc. (Food Products)	611		41,963
General Motors Co.* (Automobiles)	1,466		77,302
Genuine Parts Co. (Distributors)	144		19,185
Gilead Sciences, Inc. (Biotechnology)	1,266		86,949
Global Payments, Inc. (IT Services)	293		43,915
Globe Life, Inc. (Insurance)	94		9,616
Halliburton Co. (Energy Equipment & Services)	903		27,758
Hartford Financial Services Group, Inc. (Insurance)	344		24,723
Hasbro, Inc. (Leisure Products)	131		12,115
HCA Healthcare, Inc. (Health Care Providers & Services)	242		58,092
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	544		19,241
Henry Schein, Inc.* (Health Care Providers & Services)	140		10,542
Hess Corp. (Oil, Gas & Consumable Fuels)	278		25,657
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,320		21,556
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	281		40,776
Hologic, Inc.* (Health Care Equipment & Supplies)	256		17,981
Honeywell International, Inc. (Industrial Conglomerates)	695		142,113
Hormel Foods Corp. (Food Products)	285		13,529
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	721		12,502
Howmet Aerospace, Inc. (Aerospace & Defense)	388		12,063
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,163		42,717
Humana, Inc. (Health Care Providers & Services)	130		51,025
Huntington Bancshares, Inc. (Banks)	1,460		21,988
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	40		7,488
IDEX Corp. (Machinery)	77		16,589
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	86		43,628
IHS Markit, Ltd. (Professional Services)	403		47,067
Illinois Tool Works, Inc. (Machinery)	288		67,369
Illumina, Inc.* (Life Sciences Tools & Services)	158		55,114
Incyte Corp.* (Biotechnology)	189		14,048
Ingersoll Rand, Inc. (Machinery)	411		23,102
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,105		200,405
Intercontinental Exchange, Inc. (Capital Markets)	569		72,070
International Business Machines Corp. (IT Services)	905		120,881
International Flavors & Fragrances, Inc. (Chemicals)	257		33,903
International Paper Co. (Containers & Packaging)	391		18,866
Intuit, Inc. (Software)	286		158,796
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	360		102,305
Invesco, Ltd. (Capital Markets)	344		7,795
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	36		5,561
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	193		47,266
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	292		13,409
J.B. Hunt Transport Services, Inc. (Road & Rail)	85		16,366
Jack Henry & Associates, Inc. (IT Services)	75		12,586
Jacobs Engineering Group, Inc. (Professional Services)	132		17,184
Johnson & Johnson (Pharmaceuticals)	2,657		457,774
Johnson Controls International PLC (Building Products)	715		51,960
JPMorgan Chase & Co. (Banks)	2,982		443,125

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Juniper Networks, Inc. (Communications Equipment)	328	$11,421
Kellogg Co. (Food Products)	258	16,254
KeyCorp (Banks)	940	23,556
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	186	31,401
Kimberly-Clark Corp. (Household Products)	340	46,801
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	622	15,090
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,968	34,164
KLA Corp. (Semiconductors & Semiconductor Equipment)	153	59,558
L3Harris Technologies, Inc. (Aerospace & Defense)	198	41,439
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	97	26,322
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	142	83,769
Lamb Weston Holding, Inc. (Food Products)	147	9,439
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	347	15,199
Leidos Holdings, Inc. (Professional Services)	142	12,702
Lennar Corp. - Class A (Household Durables)	274	26,334
Lincoln National Corp. (Insurance)	171	11,967
Linde PLC (Chemicals)	517	164,759
Live Nation Entertainment, Inc.* (Entertainment)	136	14,893
LKQ Corp. (Distributors)	271	14,875
Lockheed Martin Corp. (Aerospace & Defense)	248	96,504
Loews Corp. (Insurance)	202	12,051
Lowe's Cos., Inc. (Specialty Retail)	699	165,908
Lumen Technologies, Inc. (Diversified Telecommunication Services)	930	11,495
LyondellBasell Industries N.V. - Class A (Chemicals)	265	25,633
M&T Bank Corp. (Banks)	130	22,019
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	786	15,303
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	621	44,557
MarketAxess Holdings, Inc. (Capital Markets)	38	13,090
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	277	44,567
Marsh & McLennan Cos., Inc. (Insurance)	510	78,356
Martin Marietta Materials, Inc. (Construction Materials)	63	24,515
Masco Corp. (Building Products)	246	15,579
Mastercard, Inc. - Class A (IT Services)	876	338,469
Match Group, Inc.* (Interactive Media & Services)	286	32,232
McCormick & Co., Inc. (Food Products)	252	25,278
McDonald's Corp. (Hotels, Restaurants & Leisure)	754	195,625
McKesson Corp. (Health Care Providers & Services)	154	39,535
Medtronic PLC (Health Care Equipment & Supplies)	1,358	140,539
Merck & Co., Inc. (Pharmaceuticals)	2,549	207,693
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	2,389	748,378
MetLife, Inc. (Insurance)	722	48,417
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	23	33,872
MGM Resorts International (Hotels, Restaurants & Leisure)	393	16,789
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	560	43,389
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,129	92,883
Microsoft Corp. (Software)	7,577	2,356,295
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	116	23,975
Moderna, Inc.* (Biotechnology)	356	60,281
Mohawk Industries, Inc.* (Household Durables)	55	8,683
Molson Coors Beverage Co. - Class B (Beverages)	190	9,055
Mondelez International, Inc. - Class A (Food Products)	1,408	94,379
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	44	17,729
Monster Beverage Corp.* (Beverages)	379	32,867
Moody's Corp. (Capital Markets)	163	55,909
Morgan Stanley (Capital Markets)	1,450	148,683
Motorola Solutions, Inc. (Communications Equipment)	170	39,430
MSCI, Inc. - Class A (Capital Markets)	83	44,498
Nasdaq, Inc. (Capital Markets)	118	21,147
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	226	19,551
Netflix, Inc.* (Entertainment)	447	190,932
Newell Brands, Inc. (Household Durables)	382	8,866
Newmont Corp. (Metals & Mining)	805	49,242
News Corp. - Class A (Media)	397	8,829
News Corp. - Class B (Media)	123	2,736
NextEra Energy, Inc. (Electric Utilities)	1,980	154,677
Nielsen Holdings PLC (Professional Services)	362	6,827
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,290	191,010
NiSource, Inc. (Multi-Utilities)	396	11,555
Norfolk Southern Corp. (Road & Rail)	246	66,910
Northern Trust Corp. (Capital Markets)	210	24,494
Northrop Grumman Corp. (Aerospace & Defense)	150	55,485
NortonLifelock, Inc. (Software)	587	15,268
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	373	7,770
NRG Energy, Inc. (Electric Utilities)	247	9,863
Nucor Corp. (Metals & Mining)	288	29,203
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,523	617,781
NVR, Inc.* (Household Durables)	3	15,982
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	268	55,058
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	895	33,715
Old Dominion Freight Line, Inc. (Road & Rail)	94	28,381
Omnicom Group, Inc. (Media)	215	16,202

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	450	$27,306
Oracle Corp. (Software)	1,628	132,128
O'Reilly Automotive, Inc.* (Specialty Retail)	68	44,319
Organon & Co. (Pharmaceuticals)	256	8,169
Otis Worldwide Corp. (Machinery)	429	36,649
PACCAR, Inc. (Machinery)	350	32,547
Packaging Corp. of America (Containers & Packaging)	96	14,460
Parker-Hannifin Corp. (Machinery)	130	40,301
Paychex, Inc. (IT Services)	324	38,154
Paycom Software, Inc.* (Software)	49	16,430
PayPal Holdings, Inc.* (IT Services)	1,186	203,921
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	168	7,662
Pentair PLC (Machinery)	167	10,638
People's United Financial, Inc. (Banks)	432	8,372
PepsiCo, Inc. (Beverages)	1,395	242,060
PerkinElmer, Inc. (Life Sciences Tools & Services)	127	21,866
Pfizer, Inc. (Pharmaceuticals)	5,665	298,489
Philip Morris International, Inc. (Tobacco)	1,571	161,577
Phillips 66 (Oil, Gas & Consumable Fuels)	442	37,477
Pinnacle West Capital Corp. (Electric Utilities)	114	7,936
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	229	50,126
Pool Corp. (Distributors)	40	19,050
PPG Industries, Inc. (Chemicals)	240	37,488
PPL Corp. (Electric Utilities)	758	22,497
Principal Financial Group, Inc. (Insurance)	249	18,192
Prologis, Inc. (Equity Real Estate Investment Trusts)	746	116,988
Prudential Financial, Inc. (Insurance)	381	42,508
PTC, Inc.* (Software)	107	12,440
Public Service Enterprise Group, Inc. (Multi-Utilities)	510	33,930
Public Storage (Equity Real Estate Investment Trusts)	154	55,214
PulteGroup, Inc. (Household Durables)	256	13,489
PVH Corp. (Textiles, Apparel & Luxury Goods)	72	6,841
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	111	15,238
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,130	198,609
Quanta Services, Inc. (Construction & Engineering)	144	14,792
Quest Diagnostics, Inc. (Health Care Providers & Services)	124	16,742
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	49	5,431
Raymond James Financial, Inc. (Capital Markets)	187	19,798
Raytheon Technologies Corp. (Aerospace & Defense)	1,511	136,278
Realty Income Corp. (Equity Real Estate Investment Trusts)	571	39,633
Regency Centers Corp. (Equity Real Estate Investment Trusts)	156	11,193
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	107	65,119
Regions Financial Corp. (Banks)	962	22,068
Republic Services, Inc. (Commercial Services & Supplies)	211	26,936
ResMed, Inc. (Health Care Equipment & Supplies)	147	33,604
Robert Half International, Inc. (Professional Services)	112	12,685
Rockwell Automation, Inc. (Electrical Equipment)	117	33,839
Rollins, Inc. (Commercial Services & Supplies)	228	7,034
Roper Technologies, Inc. (Industrial Conglomerates)	106	46,339
Ross Stores, Inc. (Specialty Retail)	359	35,092
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	226	17,585
S&P Global, Inc. (Capital Markets)	243	100,898
Salesforce.com, Inc.* (Software)	988	229,838
SBA Communications Corp. (Equity Real Estate Investment Trusts)	110	35,798
Schlumberger, Ltd. (Energy Equipment & Services)	1,416	55,323
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	207	22,180
Sealed Air Corp. (Containers & Packaging)	150	10,188
Sempra Energy (Multi-Utilities)	322	44,488
ServiceNow, Inc.* (Software)	201	117,742
Signature Bank (Banks)	61	18,582
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	332	48,870
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	167	24,469
Snap-on, Inc. (Machinery)	54	11,246
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	53	12,626
Southwest Airlines Co.* (Airlines)	597	26,722
Stanley Black & Decker, Inc. (Machinery)	165	28,817
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,191	117,099
State Street Corp. (Capital Markets)	369	34,871
STERIS PLC (Health Care Equipment & Supplies)	101	22,664
Stryker Corp. (Health Care Equipment & Supplies)	339	84,089
SVB Financial Group* (Banks)	59	34,450
Synchrony Financial (Consumer Finance)	552	23,510
Synopsys, Inc.* (Software)	154	47,817
Sysco Corp. (Food & Staples Retailing)	517	40,404
T. Rowe Price Group, Inc. (Capital Markets)	227	35,056
Take-Two Interactive Software, Inc.* (Entertainment)	116	18,947
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	278	10,550
Target Corp. (Multiline Retail)	493	108,672
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	329	47,050
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	47	19,807
Teleflex, Inc. (Health Care Equipment & Supplies)	47	14,579
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	165	19,376
Tesla, Inc.* (Automobiles)	821	769,047

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	932	$167,285
Textron, Inc. (Aerospace & Defense)	222	15,109
The AES Corp. (Independent Power and Renewable Electricity Producers)	673	14,927
The Allstate Corp. (Insurance)	289	34,874
The Bank of New York Mellon Corp. (Capital Markets)	767	45,452
The Boeing Co.* (Aerospace & Defense)	558	111,734
The Charles Schwab Corp. (Capital Markets)	1,517	133,041
The Clorox Co. (Household Products)	124	20,815
The Coca-Cola Co. (Beverages)	3,923	239,342
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	50	19,915
The Estee Lauder Co., Inc. (Personal Products)	234	72,959
The Gap, Inc. (Specialty Retail)	216	3,903
The Goldman Sachs Group, Inc. (Capital Markets)	343	121,655
The Hershey Co. (Food Products)	147	28,969
The Home Depot, Inc. (Specialty Retail)	1,065	390,833
The Interpublic Group of Cos., Inc. (Media)	397	14,109
The JM Smucker Co. - Class A (Food Products)	109	15,323
The Kraft Heinz Co. (Food Products)	716	25,633
The Kroger Co. (Food & Staples Retailing)	683	29,772
The Mosaic Co. (Chemicals)	374	14,941
The PNC Financial Services Group, Inc. (Banks)	427	87,958
The Procter & Gamble Co. (Household Products)	2,442	391,818
The Progressive Corp. (Insurance)	590	64,109
The Sherwin-Williams Co. (Chemicals)	243	69,622
The Southern Co. (Electric Utilities)	1,070	74,354
The TJX Cos., Inc. (Specialty Retail)	1,214	87,372
The Travelers Cos., Inc. (Insurance)	248	41,213
The Walt Disney Co.* (Entertainment)	1,834	262,207
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,226	36,706
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	398	231,356
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	592	64,037
Tractor Supply Co. (Specialty Retail)	115	25,106
Trane Technologies PLC (Building Products)	240	41,544
TransDigm Group, Inc.* (Aerospace & Defense)	53	32,658
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	253	18,256
Truist Financial Corp. (Banks)	1,347	84,619
Twitter, Inc.* (Interactive Media & Services)	807	30,271
Tyler Technologies, Inc.* (Software)	41	19,426
Tyson Foods, Inc. - Class A (Food Products)	298	27,085
U.S. Bancorp (Banks)	1,362	79,255
UDR, Inc. (Equity Real Estate Investment Trusts)	293	16,654
Ulta Beauty, Inc.* (Specialty Retail)	55	20,006
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	190	3,578
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	217	3,470
Union Pacific Corp. (Road & Rail)	649	158,712
United Airlines Holdings , Inc.* (Airlines)	327	14,022
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	736	148,827
United Rentals, Inc.* (Trading Companies & Distributors)	73	23,369
UnitedHealth Group, Inc. (Health Care Providers & Services)	951	449,415
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	74	9,624
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	413	34,267
Ventas, Inc. (Equity Real Estate Investment Trusts)	403	21,367
VeriSign, Inc.* (IT Services)	98	21,284
Verisk Analytics, Inc. (Professional Services)	163	31,969
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,178	222,394
Vertex Pharmaceuticals, Inc.* (Biotechnology)	257	62,464
VF Corp. (Textiles, Apparel & Luxury Goods)	329	21,454
ViacomCBS, Inc. - Class B (Media)	612	20,471
Viatris, Inc. (Pharmaceuticals)	1,222	18,293
Visa, Inc. - Class A (IT Services)	1,693	382,906
Vornado Realty Trust (Equity Real Estate Investment Trusts)	160	6,562
Vulcan Materials Co. (Construction Materials)	134	25,501
W.R. Berkley Corp. (Insurance)	141	11,915
W.W. Grainger, Inc. (Trading Companies & Distributors)	44	21,785
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	725	36,076
Walmart, Inc. (Food & Staples Retailing)	1,435	200,627
Waste Management, Inc. (Commercial Services & Supplies)	388	58,371
Waters Corp.* (Life Sciences Tools & Services)	62	19,847
WEC Energy Group, Inc. (Multi-Utilities)	318	30,859
Wells Fargo & Co. (Banks)	4,023	216,437
Welltower, Inc. (Equity Real Estate Investment Trusts)	439	38,031
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	75	29,492
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	315	16,298
Westinghouse Air Brake Technologies Corp. (Machinery)	189	16,802
WestRock Co. (Containers & Packaging)	269	12,417
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	756	30,565
Whirlpool Corp. (Household Durables)	61	12,822
Willis Towers Watson PLC (Insurance)	126	29,479
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	106	9,058
Xcel Energy, Inc. (Electric Utilities)	544	37,895
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	250	48,388
Xylem, Inc. (Machinery)	182	19,114
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	296	37,050

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	54	$27,492
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	211	25,957
Zions Bancorp (Banks)	158	10,716
Zoetis, Inc. (Pharmaceuticals)	478	95,500
TOTAL COMMON STOCKS
(Cost $6,930,176)		38,585,680

Repurchase Agreements(b)(c) (18.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $9,060,000	$9,060,000	$9,060,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,060,000)		9,060,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(e)	11,492	$11,492
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $11,492)		11,492
TOTAL INVESTMENT SECURITIES
(Cost $16,001,668) - 95.8%		47,657,172
Net other assets (liabilities) - 4.2%		2,082,614
NET ASSETS - 100.0%		$49,739,786

†	Number of shares is less than 0.50.
*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2022. The total value of securities on loan as of January 31, 2022 was $11,543.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $2,341,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2022.

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/28/22	0 .68%	$3,504,067	$106,098
S&P 500	UBS AG	2/28/22	0 .58%	7,283,582	305,448
				$10,787,649	$411,546

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Bull ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$558,389	1.1%
Air Freight & Logistics	242,839	0.5%
Airlines	84,052	0.2%
Auto Components	47,898	0.1%
Automobiles	926,778	1.9%
Banks	1,635,572	3.3%
Beverages	575,199	1.2%
Biotechnology	695,764	1.4%
Building Products	185,112	0.4%
Capital Markets	1,152,568	2.3%
Chemicals	665,360	1.3%
Commercial Services & Supplies	154,976	0.3%
Communications Equipment	328,597	0.7%
Construction & Engineering	14,792	NM
Construction Materials	50,016	0.1%
Consumer Finance	234,692	0.5%
Containers & Packaging	123,518	0.2%
Distributors	53,110	0.1%
Diversified Financial Services	578,461	1.2%
Diversified Telecommunication Services	417,668	0.8%
Electric Utilities	622,846	1.2%
Electrical Equipment	202,913	0.4%
Electronic Equipment, Instruments & Components	256,121	0.5%
Energy Equipment & Services	107,283	0.2%
Entertainment	586,889	1.2%
Equity Real Estate Investment Trusts	997,596	2.0%
Food & Staples Retailing	532,167	1.1%
Food Products	366,052	0.7%
Gas Utilities	14,367	NM
Health Care Equipment & Supplies	1,297,311	2.6%
Health Care Providers & Services	1,076,350	2.2%
Health Care Technology	27,086	NM
Hotels, Restaurants & Leisure	746,098	1.5%
Household Durables	134,565	0.3%
Household Products	554,851	1.1%
Independent Power and Renewable Electricity Producers	14,927	NM
Industrial Conglomerates	389,760	0.8%
Insurance	748,265	1.5%
Interactive Media & Services	2,398,866	4.8%
Internet & Direct Marketing Retail	1,374,317	2.8%
IT Services	1,773,606	3.6%
Leisure Products	12,115	NM
Life Sciences Tools & Services	497,021	1.0%
Machinery	602,479	1.2%
Media	406,271	0.8%
Metals & Mining	133,605	0.3%
Multiline Retail	187,452	0.4%
Multi-Utilities	301,078	0.6%
Oil, Gas & Consumable Fuels	1,187,165	2.4%
Personal Products	72,959	0.1%
Pharmaceuticals	1,445,809	2.9%
Professional Services	157,924	0.3%
Real Estate Management & Development	34,253	0.1%
Road & Rail	346,988	0.7%
Semiconductors & Semiconductor Equipment	2,272,831	4.6%
Software	3,554,571	7.1%
Specialty Retail	884,411	1.8%
Technology Hardware, Storage & Peripherals	2,871,417	5.8%
Textiles, Apparel & Luxury Goods	242,334	0.5%
Tobacco	255,909	0.5%
Trading Companies & Distributors	78,028	0.2%
Water Utilities	29,426	0.1%
Wireless Telecommunication Services	64,037	0.1%
Other **	11,154,106	22.4%
Total	$49,739,786	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks (61.0%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	39	$664
1Life Healthcare, Inc.* (Health Care Providers & Services)	169	1,886
1st Source Corp. (Banks)	25	1,247
1stdibs.com, Inc.* (Internet & Direct Marketing Retail)	10	103
22nd Century Group, Inc.* (Tobacco)	233	506
2seventy bio, Inc.* (Biotechnology)	33	616
2U, Inc.* (Diversified Consumer Services)	105	1,695
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	180	3,222
4D Molecular Therapeutics, Inc.* (Biotechnology)	41	648
89bio, Inc.* (Biotechnology)	14	82
8x8, Inc.* (Software)	164	2,517
9 Meters Biopharma, Inc.* (Pharmaceuticals)	328	250
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	27	427
A10 Networks, Inc. (Software)	87	1,288
AAON, Inc. (Building Products)	61	3,919
AAR Corp.* (Aerospace & Defense)	49	1,973
Aaron's Co., Inc. (The) (Specialty Retail)	45	953
Abercrombie & Fitch Co.* (Specialty Retail)	85	3,315
ABM Industries, Inc. (Commercial Services & Supplies)	98	4,086
Absci Corp.* (Life Sciences Tools & Services)	20	135
Acacia Research Corp.* (Professional Services)	71	320
Academy Sports & Outdoors, Inc.* (Leisure Products)	113	4,395
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	173	3,891
Acadia Realty Trust (Equity Real Estate Investment Trusts)	126	2,494
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	82	1,034
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	48	160
ACCO Brands Corp. (Commercial Services & Supplies)	135	1,099
Accolade, Inc.* (Health Care Technology)	73	1,394
Accuray, Inc.* (Health Care Equipment & Supplies)	131	478
ACI Worldwide, Inc.* (Software)	171	5,877
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	74	808
Acumen Pharmaceuticals, Inc.* (Biotechnology)	15	77
Acushnet Holdings Corp. (Leisure Products)	50	2,335
Acutus Medical, Inc.* (Health Care Equipment & Supplies)	28	64
Adagio Therapeutics, Inc.* (Biotechnology)	31	223
AdaptHealth Corp.* (Health Care Providers & Services)	104	1,966
Addus HomeCare Corp.* (Health Care Providers & Services)	22	1,756
Adicet Bio, Inc.* (Pharmaceuticals)	30	379
Adient PLC* (Auto Components)	137	5,750
Adtalem Global Education, Inc.* (Diversified Consumer Services)	72	2,118
ADTRAN, Inc. (Communications Equipment)	70	1,345
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	55	4,740
AdvanSix, Inc. (Chemicals)	40	1,684
Advantage Solutions, Inc.* (Media)	111	808
Advent Technologies Holdings, Inc.* (Electrical Equipment)	23	98
Adverum Biotechnologies, Inc.* (Biotechnology)	126	208
Aeglea BioTherapeutics, Inc.* (Biotechnology)	59	254
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	39	358
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	61	449
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	109	4,207
Aerovate Therapeutics, Inc.* (Biotechnology)	15	177
AeroVironment, Inc.* (Aerospace & Defense)	33	1,878
AerSale Corp.* (Aerospace & Defense)	14	199
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	153	800
AFC Gamma, Inc. (Mortgage Real Estate Investment Trusts)	18	354
Affimed N.V.* (Biotechnology)	168	685
AgEagle Aerial Systems, Inc.* (Machinery)	98	118
Agenus, Inc.* (Biotechnology)	318	878
Agiliti, Inc.* (Health Care Providers & Services)	34	650
Agilysys, Inc.* (Software)	31	1,180
Agios Pharmaceuticals, Inc.* (Biotechnology)	79	2,440
Agree Realty Corp. (Equity Real Estate Investment Trusts)	100	6,538
Air Transport Services Group, Inc.* (Air Freight & Logistics)	86	2,309
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	10	147
aka Brands Holding Corp.* (Internet & Direct Marketing Retail)	14	99
Akebia Therapeutics, Inc.* (Biotechnology)	253	503
Akero Therapeutics, Inc.* (Biotechnology)	37	648
Akouos, Inc.* (Biotechnology)	35	226
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	71	430
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	19	216
Alamo Group, Inc. (Machinery)	14	1,972
Alarm.com Holdings, Inc.* (Software)	69	5,145
Alaunos Therapeutics, Inc.* (Biotechnology)	304	328
Albany International Corp. - Class A (Machinery)	45	3,767
Albireo Pharma, Inc.* (Biotechnology)	24	684

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Aldeyra Therapeutics, Inc.* (Biotechnology)	70	$257
Alector, Inc.* (Biotechnology)	85	1,348
Alerus Financial Corp. (Diversified Financial Services)	22	623
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	106	2,433
Alexander's, Inc. (Equity Real Estate Investment Trusts)	3	790
Alignment Healthcare, Inc.* (Health Care Providers & Services)	115	874
Aligos Therapeutics, Inc.* (Biotechnology)	31	99
Alkami Technology, Inc.* (Software)	41	629
Alkermes PLC* (Biotechnology)	233	5,942
Allakos, Inc.* (Biotechnology)	51	345
Allegheny Technologies, Inc.* (Metals & Mining)	185	3,384
Allegiance Bancshares, Inc. (Banks)	28	1,233
Allegiant Travel Co.* (Airlines)	22	3,931
ALLETE, Inc. (Electric Utilities)	76	4,851
Allied Motion Technologies, Inc. (Electrical Equipment)	17	609
Allogene Therapeutics, Inc.* (Biotechnology)	99	1,134
Allovir, Inc.* (Biotechnology)	43	351
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	176	3,559
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	31	1,396
Alpha Teknova, Inc.* (Biotechnology)	10	158
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	102	1,055
Alpine Immune Sciences, Inc.* (Biotechnology)	17	145
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	27	368
Altair Engineering, Inc.* - Class A (Software)	67	4,216
Altimmune, Inc.* (Biotechnology)	57	460
Alto Ingredients, Inc.* (Oil, Gas & Consumable Fuels)	104	539
Altra Industrial Motion Corp. (Machinery)	94	4,538
Altus Midstream Co. - Class A (Oil, Gas & Consumable Fuels)	5	315
ALX Oncology Holdings, Inc.* (Biotechnology)	26	416
Amalgamated Financial Corp. (Banks)	20	340
A-Mark Precious Metals, Inc. (Diversified Financial Services)	13	805
Ambac Financial Group, Inc.* (Insurance)	66	935
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	51	7,148
AMC Entertainment Holdings, Inc.*(a) (Entertainment)	748	12,012
AMC Networks, Inc.* - Class A (Media)	42	1,790
Amerant Bancorp, Inc. (Banks)	39	1,326
Ameresco, Inc.* - Class A (Construction & Engineering)	45	2,277
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	72	2,590
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	163	1,327
American Eagle Outfitters, Inc. (Specialty Retail)	221	5,045
American Equity Investment Life Holding Co. (Insurance)	120	4,937
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	180	1,487
American National Bankshares, Inc. (Banks)	15	567
American National Group, Inc. (Insurance)	11	2,077
American Outdoor Brands, Inc.* (Leisure Products)	20	332
American Public Education, Inc.* (Diversified Consumer Services)	27	578
American Software, Inc. - Class A (Software)	46	1,058
American States Water Co. (Water Utilities)	53	4,889
American Superconductor Corp.* (Electrical Equipment)	40	328
American Vanguard Corp. (Chemicals)	43	652
American Well Corp.* - Class A (Health Care Technology)	265	1,253
American Woodmark Corp.* (Building Products)	24	1,438
America's Car-Mart, Inc.* (Specialty Retail)	9	854
Ameris Bancorp (Banks)	96	4,734
AMERISAFE, Inc. (Insurance)	28	1,471
Amicus Therapeutics, Inc.* (Biotechnology)	381	3,585
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	148	3,259
AMMO, Inc.* (Leisure Products)	126	585
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	68	6,891
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	145	642
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	54	1,247
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	282	146
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	257	1,172
AnaptysBio, Inc.* (Biotechnology)	28	895
Anavex Life Sciences Corp.* (Biotechnology)	97	1,269
Angel Oak Mortgage, Inc. (Mortgage Real Estate Investment Trusts)	11	188
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	54	1,168
Angion Biomedica Corp.* (Pharmaceuticals)	32	86
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	16	647
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	21	668
Annexon, Inc.* (Biotechnology)	45	338
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	242	816
Anterix, Inc.* (Diversified Telecommunication Services)	17	871
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	415	8,105

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Apartment Investment and Management Co.* (Equity Real Estate Investment Trusts)	219	$1,540
Apellis Pharmaceuticals, Inc.* (Biotechnology)	104	4,188
API Group Corp.* (Construction & Engineering)	292	6,512
Apogee Enterprises, Inc. (Building Products)	36	1,607
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	203	2,771
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	55	2,831
Appfolio, Inc.* (Software)	28	3,227
AppHarvest, Inc.* (Food Products)	101	302
Appian Corp.* (Software)	57	3,213
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	311	5,016
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	56	5,487
Applied Molecular Transport, Inc.* (Biotechnology)	36	339
Applied Therapeutics, Inc.* (Biotechnology)	26	80
Apria, Inc.* (Health Care Providers & Services)	28	1,047
Apyx Medical Corp.* (Health Care Equipment & Supplies)	45	518
AquaBounty Technologies, Inc.* (Biotechnology)	76	135
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	209	3,660
Arbutus Biopharma Corp.* (Biotechnology)	117	329
ArcBest Corp. (Road & Rail)	37	3,272
Arch Resources, Inc. (Oil, Gas & Consumable Fuels)	22	2,082
Archrock, Inc. (Energy Equipment & Services)	195	1,646
Arcimoto, Inc.* (Automobiles)	42	257
Arconic Corp.* (Metals & Mining)	155	4,794
Arcosa, Inc. (Construction & Engineering)	70	3,266
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	31	810
Arcus Biosciences, Inc.* (Biotechnology)	65	2,002
Arcutis Biotherapeutics, Inc.* (Biotechnology)	40	604
Ardelyx, Inc.* (Biotechnology)	140	116
Arena Pharmaceuticals, Inc.* (Biotechnology)	90	8,278
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	63	925
Argan, Inc. (Construction & Engineering)	22	817
Argo Group International Holdings, Ltd. (Insurance)	46	2,612
Aris Water Solution, Inc. - Class A (Commercial Services & Supplies)	28	324
Arko Corp.* (Specialty Retail)	175	1,439
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	122	1,060
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	88	1,235
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	129	1,210
Array Technologies, Inc.* (Electrical Equipment)	185	1,950
Arrow Financial Corp. (Banks)	20	708
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	147	7,756
Arteris, Inc.* (Software)	7	104
Artesian Resources Corp. - Class A (Water Utilities)	12	578
Artisan Partners Asset Management, Inc. (Capital Markets)	85	3,673
Artivion, Inc.* (Health Care Equipment & Supplies)	55	979
Arvinas, Inc.* (Pharmaceuticals)	68	4,861
Asana, Inc.* - Class A (Software)	103	5,405
Asbury Automotive Group, Inc.* (Specialty Retail)	34	5,473
Asensus Surgical, Inc.* (Health Care Equipment & Supplies)	339	301
ASGN, Inc.* (Professional Services)	74	8,499
Ashford Hospitality Trust, Inc.* (Equity Real Estate Investment Trusts)	25	195
Aspen Aerogels, Inc.* (Energy Equipment & Services)	32	950
Aspira Women's Health, Inc.* (Health Care Equipment & Supplies)	105	127
Assetmark Financial Holdings, Inc.* (Capital Markets)	26	624
Associated Banc-Corp. (Banks)	216	5,162
Associated Capital Group, Inc. - Class A (Capital Markets)	2	90
Astec Industries, Inc. (Machinery)	33	2,089
Astronics Corp.* (Aerospace & Defense)	36	433
Atara Biotherapeutics, Inc.* (Biotechnology)	126	1,935
Atea Pharmaceuticals, Inc.* (Biotechnology)	94	671
Aterian, Inc.* (Household Durables)	38	123
Athenex, Inc.* (Biotechnology)	125	128
Athersys, Inc.* (Biotechnology)	297	294
Athira Pharma, Inc.* (Pharmaceuticals)	47	484
Atkore, Inc.* (Electrical Equipment)	67	7,220
Atlantic Capital Bancshares, Inc.* (Banks)	29	873
Atlantic Union Bankshares (Banks)	109	4,438
Atlanticus Holdings Corp.* (Consumer Finance)	7	450
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	42	3,374
Atlas Technical Consultants, Inc.* (Professional Services)	21	204
ATN International, Inc. (Diversified Telecommunication Services)	16	635
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	29	410
Atossa Therapeutics, Inc.* (Health Care Equipment & Supplies)	170	233
Atreca, Inc.* - Class A (Biotechnology)	38	81

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
AtriCure, Inc.* (Health Care Equipment & Supplies)	65	$4,267
Atrion Corp. (Health Care Equipment & Supplies)	2	1,211
Aura Biosciences, Inc.* (Biotechnology)	8	146
Avalo Therapeutics, Inc.* (Pharmaceuticals)	90	88
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	70	2,118
Avaya Holdings Corp.* - Class C (Software)	120	2,186
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	57	313
Aviat Networks, Inc.* (Communications Equipment)	16	464
Avid Bioservices, Inc.* (Biotechnology)	88	1,661
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	52	1,631
Avidity Biosciences, Inc.* (Biotechnology)	55	914
AvidXchange Holdings, Inc.* (Software)	37	383
Avient Corp. (Chemicals)	132	6,569
Avis Budget Group, Inc.* (Road & Rail)	60	10,571
Avista Corp. (Multi-Utilities)	103	4,579
Avita Medical, Inc.* (Biotechnology)	35	338
Avrobio, Inc.* (Biotechnology)	55	107
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	48	3,005
AxoGen, Inc.* (Health Care Equipment & Supplies)	56	488
Axonics, Inc.* (Health Care Equipment & Supplies)	66	3,130
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	83	4,275
Axsome Therapeutics, Inc.* (Pharmaceuticals)	40	1,098
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	59	442
AZZ, Inc. (Electrical Equipment)	36	1,713
B Riley Financial, Inc. (Capital Markets)	29	1,786
B&G Foods, Inc. (Food Products)	93	2,892
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	80	568
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	42	4,249
Balchem Corp. (Chemicals)	47	6,905
Bally's Corp.* (Hotels, Restaurants & Leisure)	47	1,680
Banc of California, Inc. (Banks)	79	1,526
BancFirst Corp. (Banks)	25	1,874
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	45	742
Bandwidth, Inc.* (Diversified Telecommunication Services)	33	2,066
Bank First Corp. (Banks)	10	700
Bank of Marin Bancorp (Banks)	22	820
BankUnited, Inc. (Banks)	129	5,386
Banner Corp. (Banks)	50	3,106
Bar Harbor Bankshares (Banks)	21	641
Barnes & Noble Education, Inc.* (Specialty Retail)	65	391
Barnes Group, Inc. (Machinery)	69	3,117
Barrett Business Services, Inc. (Professional Services)	11	704
Bassett Furniture Industries, Inc. (Household Durables)	13	241
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	81	4,444
Beam Global* (Electrical Equipment)	13	171
Beam Therapeutics, Inc.* (Biotechnology)	74	5,122
Beauty Health Co. (The)* (Personal Products)	125	1,775
Beazer Homes USA, Inc.* (Household Durables)	42	766
Bed Bath & Beyond, Inc.* (Specialty Retail)	147	2,387
Belden, Inc. (Electronic Equipment, Instruments & Components)	64	3,581
BellRing Brands, Inc.* - Class A (Personal Products)	58	1,413
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	51	1,231
Benefitfocus, Inc.* (Software)	36	401
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	70	680
Berkshire Hills Bancorp, Inc. (Banks)	71	2,101
Berry Corp. (Oil, Gas & Consumable Fuels)	98	852
Beyondspring, Inc.* (Biotechnology)	32	103
BGC Partners, Inc. - Class A (Capital Markets)	460	1,941
Big 5 Sporting Goods Corp. (Specialty Retail)	30	591
Big Lots, Inc. (Multiline Retail)	47	1,970
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	70	2,288
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	1	119
BioAtla, Inc.* (Biotechnology)	23	220
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	261	4,032
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	135	494
Biodesix, Inc.* (Health Care Providers & Services)	18	72
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	81	10,761
BioLife Solutions, Inc.* (Health Care Equipment & Supplies)	15	448
Biomea Fusion, Inc.* (Biotechnology)	31	222
Bionano Genomics, Inc.* (Life Sciences Tools & Services)	423	939
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	41	534
Bioxcel Therapeutics, Inc.* (Biotechnology)	25	423
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	33	993
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	199	12,232
Black Diamond Therapeutics, Inc.* (Biotechnology)	33	138

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Black Hills Corp. (Multi-Utilities)	93	$6,301
Blackbaud, Inc.* (Software)	69	4,702
Blackline, Inc.* (Software)	79	7,258
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	228	7,165
Blink Charging Co.* (Specialty Retail)	53	1,108
Bloom Energy Corp.* (Electrical Equipment)	207	3,122
Bloomin' Brands, Inc.* (Hotels, Restaurants & Leisure)	128	2,602
Blucora, Inc.* (Capital Markets)	70	1,135
Blue Bird Corp.* (Machinery)	23	357
Blue Foundry Bancorp* (Thrifts & Mortgage Finance)	41	602
Blue Ridge Bankshares, Inc. (Banks)	25	456
Bluebird Bio, Inc.* (Biotechnology)	98	773
Bluegreen Vacations Holding Corp.* (Hotels, Restaurants & Leisure)	21	629
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	13	931
Blueprint Medicines Corp.* (Biotechnology)	85	6,554
BM Technologies, Inc.* (IT Services)	3	28
Boise Cascade Co. (Trading Companies & Distributors)	57	4,003
Bolt Biotherapeutics, Inc.* (Biotechnology)	33	127
Boot Barn Holdings, Inc.* (Specialty Retail)	42	3,863
Boston Omaha Corp.* - Class A (Media)	30	792
Bottomline Technologies, Inc.* (Software)	65	3,665
Box, Inc.* - Class A (Software)	202	5,278
Brady Corp. - Class A (Commercial Services & Supplies)	68	3,531
Braemar Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	83	444
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	246	3,164
Bridgebio Pharma, Inc.* (Biotechnology)	154	1,520
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	31	551
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	63	1,363
Bright Health Group, Inc.* (Insurance)	77	214
Brightcove, Inc.* (IT Services)	59	556
Brightsphere Investment Group, Inc. (Capital Markets)	84	1,813
BrightSpire Capital, Inc. (Mortgage Real Estate Investment Trusts)	122	1,146
BrightView Holdings, Inc.* (Commercial Services & Supplies)	59	783
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	66	2,192
Bristow Group, Inc.* (Energy Equipment & Services)	34	1,117
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts)	186	1,745
Broadstone Net Lease, Inc. (Equity Real Estate Investment Trusts)	228	5,269
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	268	1,418
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	89	5,902
Brookline Bancorp, Inc. (Banks)	111	1,898
Brooklyn ImmunoTherapeutics, Inc.* (Entertainment)	43	117
BRP Group, Inc.* - Class A (Insurance)	69	2,106
BRT Apartments Corp. (Equity Real Estate Investment Trusts)	17	377
BTRS Holdings, Inc.* (Software)	96	614
Business First Bancshares, Inc. (Banks)	28	769
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	181	1,050
Byline Bancorp, Inc. (Banks)	36	936
Byrna Technologies, Inc.* (Aerospace & Defense)	27	295
C4 Therapeutics, Inc.* (Biotechnology)	56	1,368
Cabot Corp. (Chemicals)	81	4,454
Cactus, Inc. - Class A (Energy Equipment & Services)	80	3,877
Cadence Bank (Banks)	273	8,508
Cadiz, Inc.* (Water Utilities)	31	87
Cadre Holdings, Inc. (Aerospace & Defense)	9	196
Caesarstone, Ltd. (Building Products)	33	407
CalAmp Corp.* (Communications Equipment)	51	303
Calavo Growers, Inc. (Food Products)	25	1,035
Caleres, Inc. (Specialty Retail)	53	1,271
California Resources Corp. (Oil, Gas & Consumable Fuels)	118	5,029
California Water Service Group (Water Utilities)	76	4,719
Calix, Inc.* (Communications Equipment)	80	4,022
Callaway Golf Co.* (Leisure Products)	168	4,008
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	69	3,411
Cal-Maine Foods, Inc. (Food Products)	59	2,301
Cambium Networks Corp.* (Communications Equipment)	16	387
Cambridge Bancorp (Banks)	10	895
Camden National Corp. (Banks)	21	1,043
Camping World Holdings, Inc. - Class A (Specialty Retail)	61	2,025
Cannae Holdings, Inc.* (Diversified Financial Services)	123	3,674
Canoo, Inc.* (Automobiles)	154	942
Cantaloupe, Inc.* (IT Services)	84	706
Capital Bancorp, Inc. (Banks)	11	284
Capital City Bank Group, Inc. (Banks)	20	553
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	188	2,092
Capstar Financial Holdings, Inc. (Banks)	30	644
Cara Therapeutics, Inc.* (Biotechnology)	64	741
Cardiff Oncology, Inc.* (Biotechnology)	55	186
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	58	1,019
Cardlytics, Inc.* (Media)	47	3,154
CareDx, Inc.* (Biotechnology)	73	3,051

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	140	$2,969
Cargurus, Inc.* (Interactive Media & Services)	138	4,401
Caribou Biosciences, Inc.* (Biotechnology)	29	311
CarLotz, Inc.* (Specialty Retail)	104	211
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	71	653
Carpenter Technology Corp. (Metals & Mining)	69	1,982
Carriage Services, Inc. (Diversified Consumer Services)	22	1,107
Carrols Restaurant Group, Inc. (Hotels, Restaurants & Leisure)	48	119
Cars.com, Inc.* (Interactive Media & Services)	99	1,542
Carter Bankshares, Inc.* (Banks)	38	585
Casa Systems, Inc.* (Communications Equipment)	46	204
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	71	5,394
Cass Information Systems, Inc. (IT Services)	20	814
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	55	2,434
Castle Biosciences, Inc.* (Biotechnology)	31	1,341
Castlight Health, Inc.* - Class B (Health Care Technology)	179	365
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	141	812
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	71	582
Cathay General Bancorp (Banks)	107	4,832
Cavco Industries, Inc.* (Household Durables)	13	3,503
CBIZ, Inc.* (Professional Services)	71	2,743
CBTX, Inc. (Banks)	27	795
CECO Environmental Corp.* (Commercial Services & Supplies)	45	284
Celcuity, Inc.* (Biotechnology)	14	156
Celldex Therapeutics, Inc.* (Biotechnology)	67	2,078
CEL-SCI Corp.* (Biotechnology)	52	314
Celsius Holdings, Inc.* (Beverages)	78	3,723
Centennial Resource Development, Inc.* - Class A (Oil, Gas & Consumable Fuels)	267	2,085
Centerspace (Equity Real Estate Investment Trusts)	21	2,003
Central Garden & Pet Co.* (Household Products)	14	649
Central Garden & Pet Co.* - Class A (Household Products)	59	2,556
Central Pacific Financial Corp. (Banks)	40	1,164
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	14	608
Century Aluminum Co.* (Metals & Mining)	74	1,135
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	39	388
Century Communities, Inc. (Household Durables)	44	2,897
Century Therapeutics, Inc.* (Biotechnology)	17	222
Cerence, Inc.* (Software)	55	3,492
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	59	1,536
Cerus Corp.* (Health Care Equipment & Supplies)	244	1,308
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	33	1,243
ChampionX Corp.* (Energy Equipment & Services)	294	6,586
ChannelAdvisor Corp.* (Software)	43	909
Chart Industries, Inc.* (Machinery)	53	6,458
Chase Corp. (Chemicals)	11	1,044
Chatham Lodging Trust* (Equity Real Estate Investment Trusts)	69	916
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	46	1,373
ChemoCentryx, Inc.* (Biotechnology)	78	2,097
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	152	10,362
Chesapeake Utilities Corp. (Gas Utilities)	25	3,405
Chicken Soup For The Soul Entertainment, Inc.* (Entertainment)	11	112
Chico's FAS, Inc.* (Specialty Retail)	174	820
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	341	4,945
Chimerix, Inc.* (Biotechnology)	106	605
Chinook Therapeutics, Inc.* (Biotechnology)	57	735
ChromaDex Corp.* (Life Sciences Tools & Services)	68	191
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	29	731
Cimpress PLC* (Commercial Services & Supplies)	25	1,681
Cinemark Holdings, Inc.* (Entertainment)	157	2,371
CIRCOR International, Inc.* (Machinery)	27	750
Citi Trends, Inc.* (Specialty Retail)	12	585
Citius Pharmaceuticals, Inc.* (Pharmaceuticals)	165	249
Citizens & Northern Corp. (Banks)	22	553
Citizens, Inc.* (Insurance)	72	342
City Holding Co. (Banks)	22	1,765
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	62	1,105
Civista Bancshares, Inc. (Banks)	22	530
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	63	3,434
Clarus Corp. (Leisure Products)	38	856
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	225	1,366
Cleanspark, Inc.* (Software)	50	336
Clear Channel Outdoor Holdings, Inc.* (Media)	526	1,610
Clearfield, Inc.* (Communications Equipment)	17	1,096
ClearPoint Neuro, Inc.* (Health Care Equipment & Supplies)	28	247
Clearwater Paper Corp.* (Paper & Forest Products)	24	759

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	51	$1,573
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	119	4,008
Clene, Inc.* (Biotechnology)	30	84
Clipper Realty, Inc. (Equity Real Estate Investment Trusts)	18	165
Clovis Oncology, Inc.* (Biotechnology)	164	335
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	41	7,416
CNB Financial Corp. (Banks)	23	614
CNO Financial Group, Inc. (Insurance)	179	4,464
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	304	4,508
Coastal Financial Corp.* (Banks)	14	678
Coca-Cola Consolidated, Inc. (Beverages)	7	4,010
Codex DNA, Inc.* (Life Sciences Tools & Services)	11	86
Codexis, Inc.* (Life Sciences Tools & Services)	87	1,784
Codiak Biosciences, Inc.* (Biotechnology)	23	152
Coeur Mining, Inc.* (Metals & Mining)	371	1,740
Cogent Biosciences, Inc.* (Biotechnology)	54	408
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	62	3,945
Cohen & Steers, Inc. (Capital Markets)	36	3,007
Coherus Biosciences, Inc.* (Biotechnology)	94	1,162
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	69	2,276
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	50	893
Columbia Banking System, Inc. (Banks)	114	3,964
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	57	1,207
Columbus McKinnon Corp. (Machinery)	40	1,731
Comfort Systems USA, Inc. (Construction & Engineering)	52	4,669
Commercial Metals Co. (Metals & Mining)	174	5,820
Commercial Vehicle Group, Inc.* (Machinery)	46	356
Community Bank System, Inc. (Banks)	78	5,571
Community Health Systems, Inc.* (Health Care Providers & Services)	180	2,284
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	35	1,587
Community Trust Bancorp, Inc. (Banks)	23	1,016
CommVault Systems, Inc.* (Software)	66	4,452
Compass Minerals International, Inc. (Metals & Mining)	50	2,670
Computer Programs & Systems, Inc.* (Health Care Technology)	20	566
CompX International, Inc. (Commercial Services & Supplies)	2	45
comScore, Inc.* (Media)	101	306
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	133	1,035
Comtech Telecommunications Corp. (Communications Equipment)	37	752
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	37	304
Conduent, Inc.* (IT Services)	243	1,149
CONMED Corp. (Health Care Equipment & Supplies)	42	5,777
ConnectOne Bancorp, Inc. (Banks)	54	1,729
Conn's, Inc.* (Specialty Retail)	26	631
Consensus Cloud Solutions, Inc.* (Software)	23	1,304
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	50	1,087
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	106	762
Constellium SE* (Metals & Mining)	180	3,148
Construction Partners, Inc.* - Class A (Construction & Engineering)	42	1,102
Convey Health Solutions Holdings, Inc.* (Health Care Technology)	20	156
Cooper-Standard Holding, Inc.* (Auto Components)	24	494
Corcept Therapeutics, Inc.* (Pharmaceuticals)	139	2,609
CoreCard Corp.* (Software)	11	408
CoreCivic, Inc.* (Equity Real Estate Investment Trusts)	174	1,759
CorePoint Lodging, Inc.* (Equity Real Estate Investment Trusts)	57	895
CorMedix, Inc.* (Pharmaceuticals)	55	233
Cornerstone Building Brands, Inc.* (Building Products)	79	1,165
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	164	4,143
Corsair Gaming, Inc.*(a) (Technology Hardware, Storage & Peripherals)	40	782
Cortexyme, Inc.* (Biotechnology)	29	176
CorVel Corp.* (Health Care Providers & Services)	13	2,290
Costamare, Inc. (Marine)	76	999
Couchbase, Inc.* (Software)	14	328
Coursera, Inc.* (Diversified Consumer Services)	106	2,153
Covenant Logistics Group, Inc.* - Class A (Road & Rail)	18	391
Covetrus, Inc.* (Health Care Providers & Services)	150	2,711
Cowen, Inc. - Class A (Capital Markets)	38	1,204
CRA International, Inc. (Professional Services)	10	851
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	34	4,051
Crawford & Co. - Class A (Insurance)	24	183
Crescent Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	43	571
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	67	1,266
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	85	8,723

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	52	$1,119
CrossFirst Bankshares, Inc.* (Banks)	68	1,051
CryoPort, Inc.* (Health Care Equipment & Supplies)	59	2,464
CS Disco, Inc.* (Software)	11	378
CSG Systems International, Inc. (IT Services)	47	2,668
CSW Industrials, Inc. (Building Products)	22	2,442
CTO Realty Growth, Inc. (Equity Real Estate Investment Trusts)	8	469
CTS Corp. (Electronic Equipment, Instruments & Components)	46	1,543
Cue BioPharma, Inc.* (Biotechnology)	45	333
Cue Health, Inc.* (Health Care Equipment & Supplies)	21	184
Cullinan Oncology, Inc.* (Biotechnology)	38	512
CuriosityStream, Inc.* (Entertainment)	38	168
Curis, Inc.* (Biotechnology)	126	402
Curo Group Holdings Corp. (Consumer Finance)	30	430
Cushman & Wakefield PLC* (Real Estate Management & Development)	201	4,219
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	67	551
Customers Bancorp, Inc.* (Banks)	43	2,507
Cutera, Inc.* (Health Care Equipment & Supplies)	25	910
CVB Financial Corp. (Banks)	187	4,120
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	43	840
CVRx, Inc.* (Health Care Equipment & Supplies)	12	100
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	100	298
Cyteir Therapeutics, Inc.* (Pharmaceuticals)	12	73
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	23	335
Cytokinetics, Inc.* (Biotechnology)	115	3,817
CytomX Therapeutics, Inc.* (Biotechnology)	94	432
CytoSorbents Corp.* (Health Care Equipment & Supplies)	60	223
Daily Journal Corp.* (Media)	2	648
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	53	260
Dana, Inc. (Auto Components)	211	4,570
Danimer Scientific, Inc.* (Chemicals)	131	656
DarioHealth Corp.* (Health Care Equipment & Supplies)	20	175
Daseke, Inc.* (Road & Rail)	58	648
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	63	2,255
Day One Biopharmaceuticals, Inc.* (Biotechnology)	16	236
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	57	481
Del Taco Restaurants, Inc. (Hotels, Restaurants & Leisure)	43	536
Delek US Holdings, Inc.* (Oil, Gas & Consumable Fuels)	95	1,474
Deluxe Corp. (Commercial Services & Supplies)	61	1,836
Denali Therapeutics, Inc.* (Biotechnology)	132	4,517
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	73	5,485
Denny's Corp.* (Hotels, Restaurants & Leisure)	90	1,395
DermTech, Inc.* (Biotechnology)	35	448
Design Therapeutics, Inc.* (Biotechnology)	39	493
Designer Brands, Inc.* (Specialty Retail)	87	1,146
Desktop Metal, Inc.* - Class A (Machinery)	271	1,108
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	205	1,000
Diamond Hill Investment Group, Inc. (Capital Markets)	4	747
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	303	2,833
DICE Therapeutics, Inc.* (Pharmaceuticals)	20	341
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	104	971
Digi International, Inc.* (Communications Equipment)	49	1,095
Digimarc Corp.* (Software)	18	571
Digital Media Solutions, Inc.* - Class A (Media)	5	25
Digital Turbine, Inc.* (Software)	132	5,828
DigitalBridge Group, Inc.* (Equity Real Estate Investment Trusts)	703	5,132
DigitalOcean Holdings, Inc.* (IT Services)	74	4,243
Dillard's, Inc. - Class A (Multiline Retail)	8	2,030
Dime Community Bancshares, Inc. (Banks)	50	1,748
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	24	1,628
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	63	5,846
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	344	1,049
DMC Global, Inc.* (Energy Equipment & Services)	27	1,089
Domo, Inc.* (Software)	41	1,925
Donegal Group, Inc. - Class A (Insurance)	21	301
Donnelley Financial Solutions, Inc.* (Capital Markets)	43	1,600
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	45	535
Dorman Products, Inc.* (Auto Components)	38	3,558
Douglas Dynamics, Inc. (Machinery)	33	1,205
Douglas Elliman, Inc.* (Real Estate Management & Development)	104	807
Dril-Quip, Inc.* (Energy Equipment & Services)	51	1,290
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	120	168
Duckhorn Portfolio, Inc. (The)* (Beverages)	52	1,038
Ducommun, Inc.* (Aerospace & Defense)	16	700
Duluth Holdings, Inc.* - Class B (Internet & Direct Marketing Retail)	18	271

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Durect Corp.* (Pharmaceuticals)	328	$248
DXP Enterprises, Inc.* (Trading Companies & Distributors)	25	714
Dycom Industries, Inc.* (Construction & Engineering)	43	3,624
Dynavax Technologies Corp.* (Biotechnology)	156	2,023
Dyne Therapeutics, Inc.* (Biotechnology)	44	326
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	52	836
DZS, Inc.* (Communications Equipment)	25	366
E2open Parent Holdings, Inc.* (Software)	289	2,688
Eagle Bancorp, Inc. (Banks)	46	2,759
Eagle Bulk Shipping, Inc. (Marine)	14	627
Eagle Pharmaceuticals, Inc.* (Biotechnology)	17	781
Eargo, Inc.* (Health Care Equipment & Supplies)	44	212
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	37	505
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	126	2,642
Eastern Bankshares, Inc. (Banks)	249	5,301
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	59	11,796
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	65	255
Ebix, Inc. (Software)	38	1,155
EchoStar Corp.* - Class A (Communications Equipment)	54	1,279
Ecovyst, Inc. (Chemicals)	74	757
Edgewell Personal Care Co. (Personal Products)	79	3,618
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	56	762
Editas Medicine, Inc.* (Biotechnology)	99	1,885
eGain Corp.* (Software)	30	310
eHealth, Inc.* (Insurance)	36	787
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	46	199
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	28	374
elf Beauty, Inc.* (Personal Products)	70	2,069
Eliem Therapeutics, Inc.* (Biotechnology)	10	90
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	78	1,386
EMCOR Group, Inc. (Construction & Engineering)	77	9,179
EMCORE Corp.* (Communications Equipment)	53	308
Emerald Holding, Inc.* (Media)	34	111
Emergent BioSolutions, Inc.* (Biotechnology)	71	3,323
Empire State Realty Trust, Inc. (Equity Real Estate Investment Trusts)	208	1,855
Employers Holdings, Inc. (Insurance)	41	1,603
Enact Holdings, Inc. (Thrifts & Mortgage Finance)	21	459
Enanta Pharmaceuticals, Inc.* (Biotechnology)	28	1,664
Encore Capital Group, Inc.* (Consumer Finance)	42	2,709
Encore Wire Corp. (Electrical Equipment)	29	3,268
Endo International PLC* (Pharmaceuticals)	332	1,059
Energizer Holdings, Inc. (Household Products)	99	3,724
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	224	1,382
Energy Recovery, Inc.* (Machinery)	60	1,175
Enerpac Tool Group Corp. (Machinery)	88	1,571
EnerSys (Electrical Equipment)	62	4,646
Enfusion, Inc.* - Class A (Software)	32	442
EngageSmart, Inc.* (Software)	23	503
Ennis, Inc. (Commercial Services & Supplies)	37	700
Enova International, Inc.* (Consumer Finance)	53	2,135
EnPro Industries, Inc. (Machinery)	30	3,151
Enstar Group, Ltd.* (Insurance)	18	4,771
Entercom Communications Corp.* (Media)	171	414
Enterprise Bancorp, Inc. (Banks)	13	555
Enterprise Financial Services Corp. (Banks)	51	2,527
Entrada Therapeutics, Inc.* (Biotechnology)	13	144
Entravision Communications Corp. - Class A (Media)	87	527
Envestnet, Inc.* (Software)	79	5,841
Eos Energy Enterprises, Inc.* (Electrical Equipment)	64	265
Epizyme, Inc.* (Biotechnology)	133	164
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	39	1,793
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	593	4,809
Equity Bancshares, Inc. - Class A (Banks)	20	641
Equity Commonwealth* (Equity Real Estate Investment Trusts)	170	4,427
Erasca, Inc.*(a) (Biotechnology)	31	367
Eros STX Global Corp.* (Entertainment)	460	98
Escalade, Inc. (Leisure Products)	14	200
ESCO Technologies, Inc. (Machinery)	37	2,952
Esperion Therapeutics, Inc.* (Biotechnology)	39	167
Esports Technologies, Inc.* (Hotels, Restaurants & Leisure)	16	192
Essent Group, Ltd. (Thrifts & Mortgage Finance)	157	7,165
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	176	4,672
Ethan Allen Interiors, Inc. (Household Durables)	33	832
European Wax Center, Inc.* - Class A (Diversified Consumer Services)	19	464
Evelo Biosciences, Inc.* (Biotechnology)	44	207
Eventbrite, Inc.* (Interactive Media & Services)	111	1,591
EverCommerce, Inc.* (Software)	24	288

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	124	$2,451
EverQuote, Inc.* - Class A (Interactive Media & Services)	28	461
EVERTEC, Inc. (IT Services)	88	3,840
EVI Industries, Inc.* (Trading Companies & Distributors)	8	177
Evo Payments, Inc.* (IT Services)	69	1,664
Evolent Health, Inc.* (Health Care Technology)	116	2,750
Evolus, Inc.* (Pharmaceuticals)	48	356
Evoqua Water Technologies Corp.* (Machinery)	168	6,803
Exagen, Inc.* (Health Care Providers & Services)	15	147
ExlService Holdings, Inc.* (IT Services)	48	5,786
eXp World Holdings, Inc. (Real Estate Management & Development)	91	2,470
Exponent, Inc. (Professional Services)	75	7,123
Expro Group Holdings N.V.* (Energy Equipment & Services)	67	1,049
Extreme Networks, Inc.* (Communications Equipment)	184	2,335
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	31	290
EZCORP, Inc.* - Class A (Consumer Finance)	71	424
F45 Training Holdings, Inc.* (Hotels, Restaurants & Leisure)	30	375
Fabrinet* (Electronic Equipment, Instruments & Components)	54	6,111
Falcon Minerals Corp. (Oil, Gas & Consumable Fuels)	57	295
Farmers National Bancorp (Banks)	45	785
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	41	467
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	26	1,412
Fate Therapeutics, Inc.* (Biotechnology)	118	4,898
Fathom Holdings, Inc.* (Real Estate Management & Development)	9	129
FB Financial Corp. (Banks)	48	2,137
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	13	1,583
Federal Signal Corp. (Machinery)	87	3,395
Federated Hermes, Inc. - Class B (Capital Markets)	135	4,470
Ferro Corp.* (Chemicals)	119	2,594
FibroGen, Inc.* (Biotechnology)	125	1,886
Fidelity D&D Bancorp, Inc. (Banks)	6	316
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	26	246
Finance Of America Cos., Inc.* - Class A (Thrifts & Mortgage Finance)	27	101
Financial Institutions, Inc. (Banks)	23	742
Finch Therapeutics Group, Inc.* (Biotechnology)	8	68
First Advantage Corp.* (Professional Services)	80	1,354
First Bancorp (Banks)	50	2,196
First Bancorp (Banks)	294	4,278
First Bancshares, Inc. (Banks)	29	1,046
First Bank/Hamilton NJ (Banks)	23	337
First Busey Corp. (Banks)	73	2,035
First Commonwealth Financial Corp. (Banks)	137	2,269
First Community Bancshares, Inc. (Banks)	24	749
First Financial Bancorp (Banks)	134	3,378
First Financial Bankshares, Inc. (Banks)	188	8,833
First Financial Corp. (Banks)	17	763
First Foundation, Inc. (Banks)	58	1,517
First Internet Bancorp (Banks)	13	653
First Interstate BancSystem - Class A (Banks)	127	4,667
First Merchants Corp. (Banks)	83	3,522
First Mid Bancshares, Inc. (Banks)	24	988
First Midwest Bancorp, Inc. (Banks)	165	3,427
First of Long Island Corp. (Banks)	33	723
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	16	241
FirstCash Holdings, Inc. (Consumer Finance)	58	4,044
Fisker, Inc.*(a) (Automobiles)	237	2,799
Five Star Bancorp (Banks)	18	558
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	76	3,439
Flexsteel Industries, Inc. (Household Durables)	9	224
Fluent, Inc.* (Media)	63	101
Fluidigm Corp.* (Life Sciences Tools & Services)	110	360
Fluor Corp.* (Construction & Engineering)	206	4,334
Flushing Financial Corp. (Banks)	43	1,015
Flywire Corp.* (IT Services)	91	2,565
Focus Financial Partners, Inc.* (Capital Markets)	86	4,331
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	28	431
Forestar Group, Inc.* (Real Estate Management & Development)	25	499
Forian, Inc.* (Health Care Technology)	27	223
Forma Therapeutics Holdings, Inc.* (Biotechnology)	49	580
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	113	4,830
Forrester Research, Inc.* (Professional Services)	16	880
Forte Biosciences, Inc.* (Biotechnology)	16	27
Forterra, Inc.* (Construction Materials)	42	986
Fortress Biotech, Inc.* (Biotechnology)	108	226
Forward Air Corp. (Air Freight & Logistics)	39	4,145
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	69	765
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	112	3,032

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Fox Factory Holding Corp.* (Auto Components)	61	$8,117
Franchise Group, Inc. (Diversified Consumer Services)	41	2,053
Franklin BSP Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	52	700
Franklin Covey Co.* (Professional Services)	18	843
Franklin Electric Co., Inc. (Machinery)	67	5,815
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	147	816
Frequency Therapeutics, Inc.* (Biotechnology)	46	247
Fresh Del Monte Produce, Inc. (Food Products)	49	1,364
Frontier Group Holdings, Inc.* (Airlines)	50	654
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)	173	1,137
FRP Holdings, Inc.* (Real Estate Management & Development)	10	565
FS Bancorp, Inc. (Thrifts & Mortgage Finance)	10	332
FTC Solar, Inc.* (Electrical Equipment)	28	118
FTS International, Inc.* - Class A (Energy Equipment & Services)	13	343
fuboTV, Inc.* (Software)	196	2,105
FuelCell Energy, Inc.* (Electrical Equipment)	536	2,273
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	40	486
Fulgent Genetics, Inc.* (Health Care Providers & Services)	30	1,916
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	47	415
Fulton Financial Corp. (Banks)	230	4,129
Funko, Inc.* (Distributors)	39	674
FutureFuel Corp. (Chemicals)	37	289
G1 Therapeutics, Inc.* (Biotechnology)	57	575
GAMCO Investors, Inc. - Class A (Capital Markets)	7	158
GAN, Ltd.* (Hotels, Restaurants & Leisure)	58	400
Gannett Co., Inc.* (Media)	204	991
Gatos Silver, Inc.* (Metals & Mining)	67	208
GATX Corp. (Trading Companies & Distributors)	51	5,327
GCM Grosvenor, Inc. - Class A (Capital Markets)	64	582
GCP Applied Technologies, Inc.* (Chemicals)	71	2,265
Gemini Therapeutics, Inc.* (Biotechnology)	32	63
Genco Shipping & Trading, Ltd. (Marine)	47	731
Generation Bio Co.* (Biotechnology)	63	410
Genesco, Inc.* (Specialty Retail)	21	1,351
Genius Brands International, Inc.* (Leisure Products)	409	360
Gentherm, Inc.* (Auto Components)	48	4,195
Genworth Financial, Inc.* (Insurance)	736	2,870
German American Bancorp, Inc. (Banks)	36	1,426
Geron Corp.* (Biotechnology)	442	495
Getty Realty Corp. (Equity Real Estate Investment Trusts)	59	1,751
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	288	985
Gibraltar Industries, Inc.* (Building Products)	48	2,630
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	64	1,739
Glacier Bancorp, Inc. (Banks)	160	8,308
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	54	1,252
Gladstone Land Corp. (Equity Real Estate Investment Trusts)	45	1,372
Glatfelter Corp. (Paper & Forest Products)	63	1,094
Glaukos Corp.* (Health Care Equipment & Supplies)	66	3,514
Global Blood Therapeutics, Inc.* (Biotechnology)	90	2,597
Global Industrial Co. (Trading Companies & Distributors)	18	629
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts)	87	1,471
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	151	2,165
Global Water Resources, Inc. (Water Utilities)	18	276
Globalstar, Inc.* (Diversified Telecommunication Services)	880	942
GMS, Inc.* (Trading Companies & Distributors)	62	3,173
Gogo, Inc.* (Wireless Telecommunication Services)	86	1,071
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	147	2,109
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	25	1,125
Golden Nugget Online Gaming, Inc.* (Hotels, Restaurants & Leisure)	58	466
Goosehead Insurance, Inc. (Insurance)	26	2,563
GoPro, Inc.* - Class A (Household Durables)	187	1,657
Gorman-Rupp Co. (Machinery)	33	1,324
Gossamer Bio, Inc.* (Biotechnology)	90	863
GrafTech International, Ltd. (Electrical Equipment)	291	3,050
Graham Holdings Co. - Class B (Diversified Consumer Services)	6	3,570
Granite Construction, Inc. (Construction & Engineering)	66	2,375
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	77	932
Graphite Bio, Inc.* (Biotechnology)	24	224
Gray Television, Inc. (Media)	124	2,585
Great Ajax Corp. (Mortgage Real Estate Investment Trusts)	31	404
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	94	1,287
Great Southern Bancorp, Inc. (Banks)	15	890
Green Brick Partners, Inc.* (Household Durables)	45	1,066
Green Dot Corp.* - Class A (Consumer Finance)	78	2,473

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	69	$2,107
GreenBox POS* (IT Services)	26	100
Greenhill & Co., Inc. (Capital Markets)	20	334
Greenlane Holdings, Inc.* - Class A (Distributors)	24	18
Greenlight Capital Re, Ltd.* - Class A (Insurance)	38	275
Greenwich Lifesciences, Inc.* (Biotechnology)	6	111
Greif, Inc. - Class A (Containers & Packaging)	37	2,189
Greif, Inc. - Class B (Containers & Packaging)	9	535
Grid Dynamics Holdings, Inc.* (IT Services)	66	1,759
Griffon Corp. (Building Products)	67	1,500
Gritstone bio, Inc.* (Biotechnology)	62	339
Group 1 Automotive, Inc. (Specialty Retail)	25	4,245
Groupon, Inc.* (Internet & Direct Marketing Retail)	34	1,038
GrowGeneration Corp.* (Specialty Retail)	80	675
GT Biopharma, Inc.* (Biotechnology)	26	81
GTY Technology Holdings, Inc.* (Software)	47	237
Guaranty Bancshares, Inc. (Banks)	12	426
Guess?, Inc. (Specialty Retail)	58	1,335
H&E Equipment Services, Inc. (Trading Companies & Distributors)	47	1,957
H.B. Fuller Co. (Chemicals)	76	5,455
Haemonetics Corp.* (Health Care Equipment & Supplies)	73	3,530
Hall of Fame Resort & Entertainment Co.* (Hotels, Restaurants & Leisure)	81	94
Halozyme Therapeutics, Inc.* (Biotechnology)	201	6,957
Hamilton Beach Brands Holding Co. - Class A (Household Durables)	11	152
Hamilton Lane, Inc. (Capital Markets)	51	4,613
Hancock Whitney Corp. (Banks)	125	6,590
Hanger, Inc.* (Health Care Providers & Services)	54	979
Hanmi Financial Corp. (Banks)	44	1,183
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts)	111	4,604
HarborOne Bancorp, Inc. (Banks)	69	980
Harmonic, Inc.* (Communications Equipment)	131	1,410
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	33	1,183
Harpoon Therapeutics, Inc.* (Biotechnology)	27	143
Harsco Corp.* (Machinery)	114	1,790
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	57	332
Haverty Furniture Cos., Inc. (Specialty Retail)	24	708
Hawaiian Holdings, Inc.* (Airlines)	73	1,248
Hawkins, Inc. (Chemicals)	28	1,045
Haynes International, Inc. (Metals & Mining)	18	677
HBT Financial, Inc. (Banks)	15	279
HCI Group, Inc. (Insurance)	8	543
Health Catalyst, Inc.* (Health Care Technology)	76	2,269
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	214	6,638
Healthcare Services Group, Inc. (Commercial Services & Supplies)	109	1,983
HealthEquity, Inc.* (Health Care Providers & Services)	119	6,359
HealthStream, Inc.* (Health Care Technology)	37	901
Heartland Express, Inc. (Road & Rail)	68	1,017
Heartland Financial USA, Inc. (Banks)	58	3,018
Hecla Mining Co. (Metals & Mining)	770	3,819
Heidrick & Struggles International, Inc. (Professional Services)	28	1,226
Helen of Troy, Ltd.* (Household Durables)	35	7,327
Helios Technologies, Inc. (Machinery)	47	3,602
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	207	731
Helmerich & Payne, Inc. (Energy Equipment & Services)	153	4,391
Hemisphere Media Group, Inc.* (Media)	23	149
Herc Holdings, Inc. (Trading Companies & Distributors)	36	5,776
Heritage Commerce Corp. (Banks)	85	1,059
Heritage Financial Corp. (Banks)	50	1,213
Heritage Insurance Holdings, Inc. (Insurance)	37	231
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	23	658
Heron Therapeutics, Inc.* (Biotechnology)	134	1,167
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	47	424
Heska Corp.* (Health Care Equipment & Supplies)	14	1,926
HF Foods Group, Inc.* (Food & Staples Retailing)	52	361
Hibbett, Inc. (Specialty Retail)	22	1,356
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	7	124
Hillenbrand, Inc. (Machinery)	106	4,927
Hilltop Holdings, Inc. (Banks)	90	2,973
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	124	6,058
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	2	776
HireQuest, Inc. (Professional Services)	7	130
HireRight Holdings Corp.* (Professional Services)	33	449
HNI Corp. (Commercial Services & Supplies)	63	2,642
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	11	427
Home BancShares, Inc. (Banks)	221	5,207
Home Point Capital, Inc. (Thrifts & Mortgage Finance)	11	44

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
HomeStreet, Inc. (Thrifts & Mortgage Finance)	29	$1,414
HomeTrust Bancshares, Inc. (Banks)	22	685
Homology Medicines, Inc.* (Biotechnology)	61	227
Honest Co., Inc. (The)* (Personal Products)	123	798
Hooker Furnishings Corp. (Household Durables)	17	375
Hookipa Pharma, Inc.* (Biotechnology)	28	42
Hope Bancorp, Inc. (Banks)	168	2,814
Horace Mann Educators Corp. (Insurance)	61	2,319
Horizon Bancorp, Inc. (Banks)	62	1,322
Hostess Brands, Inc.* (Food Products)	200	4,104
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	184	3,313
Houlihan Lokey, Inc. (Capital Markets)	74	7,864
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	8	775
Hub Group, Inc.* - Class A (Air Freight & Logistics)	48	3,635
Humanigen, Inc.* (Biotechnology)	71	183
Huron Consulting Group, Inc.* (Professional Services)	31	1,368
Hydrofarm Holdings Group, Inc.* (Machinery)	56	1,098
Hyliion Holdings Corp.* (Machinery)	170	757
HyreCar, Inc.* (Diversified Consumer Services)	26	88
Hyster-Yale Materials Handling, Inc. (Machinery)	14	628
I3 Verticals, Inc.* - Class A (IT Services)	31	717
IBEX, Ltd.* (Commercial Services & Supplies)	8	116
iBio, Inc.* (Biotechnology)	313	150
iCAD, Inc.* (Health Care Technology)	32	179
ICF International, Inc. (Professional Services)	27	2,549
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	41	1,739
Icosavax, Inc.* (Biotechnology)	19	290
Ideanomics, Inc.* (Software)	637	682
Ideaya Biosciences, Inc.* (Biotechnology)	47	779
Identiv, Inc.* (Electronic Equipment, Instruments & Components)	31	599
IDT Corp.* - Class B (Diversified Telecommunication Services)	29	1,088
IES Holdings, Inc.* (Construction & Engineering)	13	641
IGM Biosciences, Inc.* (Biotechnology)	12	212
iHeartMedia, Inc.* - Class A (Media)	162	3,264
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	154	9,763
Ikena Oncology, Inc.* (Biotechnology)	40	389
Imago Biosciences, Inc.* (Biotechnology)	14	283
IMAX Corp.* (Entertainment)	72	1,242
Immuneering Corp.* - Class A (Biotechnology)	12	120
Immunic, Inc.* (Biotechnology)	27	318
ImmunityBio, Inc.* (Biotechnology)	99	576
ImmunoGen, Inc.* (Biotechnology)	287	1,622
Immunovant, Inc.* (Biotechnology)	58	405
Impel Neuropharma, Inc.* (Biotechnology)	8	70
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	27	2,144
Inari Medical, Inc.* (Health Care Equipment & Supplies)	50	3,678
Independence Holding Co. (Insurance)	6	342
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	152	3,494
Independent Bank Corp. (Banks)	30	734
Independent Bank Corp. (Banks)	66	5,567
Independent Bank Group, Inc. (Banks)	55	4,176
Indus Realty Trust, Inc. (Real Estate Management & Development)	8	628
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	94	2,155
Infinera Corp.* (Communications Equipment)	265	2,231
Infinity Pharmaceuticals, Inc.* (Biotechnology)	127	157
Infrastructure and Energy Alternatives, Inc.* (Construction & Engineering)	40	361
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	26	393
Ingevity Corp.* (Chemicals)	58	3,823
Ingles Markets, Inc. (Food & Staples Retailing)	20	1,539
Inhibrx, Inc.* (Biotechnology)	40	1,062
Innospec, Inc. (Chemicals)	36	3,347
Innovage Holding Corp.* (Health Care Providers & Services)	27	141
INNOVATE Corp.* (Construction & Engineering)	69	271
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	34	6,738
Innoviva, Inc.* (Pharmaceuticals)	63	1,010
Inogen, Inc.* (Health Care Equipment & Supplies)	29	862
Inotiv, Inc.* (Life Sciences Tools & Services)	21	672
Inovio Pharmaceuticals, Inc.* (Biotechnology)	300	1,242
Inozyme Pharma, Inc.* (Biotechnology)	21	140
Inseego Corp.* (Communications Equipment)	124	565
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	50	4,708
Insmed, Inc.* (Biotechnology)	171	3,878
Insperity, Inc. (Professional Services)	53	5,698
Inspire Medical Systems, Inc.* (Health Care Technology)	39	8,630
Installed Building Products, Inc. (Household Durables)	34	3,767
Insteel Industries, Inc. (Building Products)	27	1,021
Instil Bio, Inc.* (Biotechnology)	78	906
Instructure Holdings, Inc.* (Software)	18	416
Intapp, Inc.* (Software)	15	302
Integer Holdings Corp.* (Health Care Equipment & Supplies)	48	3,764

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Integral Ad Science Holding Corp.* (Technology Hardware, Storage & Peripherals)	25	$419
Intellia Therapeutics, Inc.* (Biotechnology)	101	9,552
Inter Parfums, Inc. (Personal Products)	26	2,573
Intercept Pharmaceuticals, Inc.* (Biotechnology)	36	590
InterDigital, Inc. (Communications Equipment)	45	3,106
Interface, Inc. (Commercial Services & Supplies)	84	1,114
International Bancshares Corp. (Banks)	78	3,278
International Game Technology PLC (Hotels, Restaurants & Leisure)	145	3,882
International Money Express, Inc.* (IT Services)	47	752
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	67	978
Intersect ENT, Inc.* (Pharmaceuticals)	48	1,315
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	114	5,415
Intrepid Potash, Inc.* (Chemicals)	14	543
Invacare Corp.* (Health Care Equipment & Supplies)	49	110
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	455	1,219
Investors Bancorp, Inc. (Banks)	332	5,418
Investors Title Co. (Insurance)	2	400
Invitae Corp.* (Biotechnology)	291	3,271
iRadimed Corp.* (Health Care Equipment & Supplies)	9	358
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	43	5,368
Iridium Communications, Inc.* (Diversified Telecommunication Services)	171	6,136
iRobot Corp.* (Household Durables)	39	2,555
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	213	2,375
IsoPlexis Corp.* (Life Sciences Tools & Services)	12	74
iStar, Inc. (Equity Real Estate Investment Trusts)	97	2,083
iTeos Therapeutics, Inc.* (Biotechnology)	29	1,062
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	61	243
Itron, Inc.* (Electronic Equipment, Instruments & Components)	66	4,092
IVERIC bio, Inc.* (Biotechnology)	167	2,328
J & J Snack Foods Corp. (Food Products)	21	3,185
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	32	2,914
James River Group Holdings, Ltd. (Insurance)	53	1,501
Janux Therapeutics, Inc.* (Biotechnology)	19	289
JELD-WEN Holding, Inc.* (Building Products)	133	3,139
JFrog, Ltd.* (Software)	77	2,057
JOANN, Inc. (Specialty Retail)	17	182
John B Sanfilippo & Son, Inc. (Food Products)	13	1,028
John Bean Technologies Corp. (Machinery)	45	6,074
John Wiley & Sons, Inc. - Class A (Media)	63	3,197
Johnson Outdoors, Inc. - Class A (Leisure Products)	8	722
Jounce Therapeutics, Inc.* (Biotechnology)	48	359
Kadant, Inc. (Machinery)	17	3,553
Kaiser Aluminum Corp. (Metals & Mining)	23	2,202
Kala Pharmaceuticals, Inc.* (Pharmaceuticals)	70	62
Kaleido Biosciences, Inc.* (Pharmaceuticals)	28	49
Kaltura, Inc.* (Software)	25	90
KalVista Pharmaceuticals, Inc.* (Biotechnology)	32	404
Kaman Corp. - Class A (Trading Companies & Distributors)	40	1,599
KAR Auction Services, Inc.* (Commercial Services & Supplies)	175	2,489
Karat Packaging, Inc.* (Trading Companies & Distributors)	7	116
Karuna Therapeutics, Inc.* (Biotechnology)	32	3,554
Karyopharm Therapeutics, Inc.* (Biotechnology)	104	926
KB Home (Household Durables)	115	4,859
KBR, Inc. (Professional Services)	205	8,896
Kearny Financial Corp. (Thrifts & Mortgage Finance)	98	1,268
Kelly Services, Inc. - Class A (Professional Services)	51	871
KemPharm, Inc.* (Pharmaceuticals)	43	310
Kennametal, Inc. (Machinery)	121	4,183
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	172	3,863
Keros Therapeutics, Inc.* (Biotechnology)	23	1,067
Kezar Life Sciences, Inc.* (Biotechnology)	51	672
Kforce, Inc. (Professional Services)	29	1,991
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	35	693
Kimball International, Inc. - Class B (Commercial Services & Supplies)	52	511
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	42	472
Kinnate Biopharma, Inc.* (Biotechnology)	37	406
Kinsale Capital Group, Inc. (Insurance)	31	6,210
Kirkland's, Inc.* (Specialty Retail)	19	322
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	315	6,577
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	51	1,088
Knowles Corp.* (Electronic Equipment, Instruments & Components)	129	2,736
Kodiak Sciences, Inc.* (Biotechnology)	49	2,876
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	75	3,697
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	112	329

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Koppers Holdings, Inc.* (Chemicals)	30	$896
Korn Ferry (Professional Services)	78	5,178
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	650	2,815
Kraton Corp.* (Chemicals)	46	2,133
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	178	2,983
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	33	495
Kronos Bio, Inc.* (Chemicals)	56	510
Kronos Worldwide, Inc. (Chemicals)	32	459
Krystal Biotech, Inc.* (Biotechnology)	26	1,534
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	89	4,867
Kura Oncology, Inc.* (Biotechnology)	92	1,296
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	6	277
KVH Industries, Inc.* (Communications Equipment)	22	198
Kymera Therapeutics, Inc.* (Biotechnology)	50	2,100
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	165	1,962
Laird Superfood, Inc.* (Food Products)	9	72
Lakeland Bancorp, Inc. (Banks)	89	1,685
Lakeland Financial Corp. (Banks)	35	2,798
Lancaster Colony Corp. (Food Products)	28	4,446
Landec Corp.* (Food Products)	38	409
Landos Biopharma, Inc.* (Pharmaceuticals)	7	24
Lands' End, Inc.* (Internet & Direct Marketing Retail)	21	385
Landsea Homes Corp.* (Household Durables)	16	116
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	98	2,490
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	18	1,209
Latham Group, Inc.* (Leisure Products)	46	767
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	197	10,879
Laureate Education, Inc. - Class A (Diversified Consumer Services)	144	1,822
Lawson Products, Inc.* (Trading Companies & Distributors)	7	341
La-Z-Boy, Inc. (Household Durables)	64	2,349
Lazydays Holdings, Inc.* (Specialty Retail)	11	179
LCI Industries (Auto Components)	36	4,434
Legacy Housing Corp.* (Household Durables)	12	297
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	27	1,142
LendingClub Corp.* (Consumer Finance)	144	2,701
LendingTree, Inc.* (Thrifts & Mortgage Finance)	17	2,071
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	101	320
LGI Homes, Inc.* (Household Durables)	31	3,860
LHC Group, Inc.* (Health Care Providers & Services)	44	5,460
Liberty Latin America, Ltd.* - Class A (Media)	59	645
Liberty Latin America, Ltd.* - Class C (Media)	224	2,421
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	15	421
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	53	1,431
Liberty Oilfield Services, Inc.* (Energy Equipment & Services)	132	1,597
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	106	239
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	56	841
LifeStance Health Group, Inc.* (Health Care Providers & Services)	66	504
Lifetime Brands, Inc. (Household Durables)	18	279
Ligand Pharmaceuticals, Inc.* (Biotechnology)	22	2,742
Limelight Networks, Inc.* (IT Services)	181	773
Limoneira Co. (Food Products)	23	342
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	44	742
Lindsay Corp. (Machinery)	16	2,020
Lineage Cell Therapeutics, Inc.* (Biotechnology)	182	288
Lions Gate Entertainment Corp.* - Class A (Entertainment)	84	1,317
Lions Gate Entertainment Corp.* - Class B (Entertainment)	171	2,493
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	38	723
LivaNova PLC* (Health Care Equipment & Supplies)	77	5,782
Live Oak Bancshares, Inc. (Banks)	46	2,708
Livent Corp.* (Chemicals)	235	5,407
LiveOne, Inc.* (Entertainment)	85	80
LivePerson, Inc.* (Software)	95	2,838
LiveRamp Holdings, Inc.* (IT Services)	96	4,286
LL Flooring Holdings, Inc.* (Specialty Retail)	42	606
Lordstown Motors Corp.* - Class A (Automobiles)	225	675
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	56	2,020
Lucid Diagnostics, Inc.* (Health Care Equipment & Supplies)	7	23
Lulu's Fashion Lounge Holdings, Inc.* (Internet & Direct Marketing Retail)	8	77
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	45	328
Luther Burbank Corp. (Thrifts & Mortgage Finance)	22	282
Luxfer Holdings PLC (Machinery)	40	683
LXP Industrial Trust (Equity Real Estate Investment Trusts)	405	6,030
Lyell Immunopharma, Inc.* (Biotechnology)	34	193

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
M.D.C Holdings, Inc. (Household Durables)	83	$4,207
M/I Homes, Inc.* (Household Durables)	41	2,173
Macatawa Bank Corp. (Banks)	38	344
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	71	4,346
MacroGenics, Inc.* (Biotechnology)	87	1,074
Macy's, Inc. (Multiline Retail)	455	11,648
Madison Square Garden Entertainment Corp.* (Entertainment)	38	2,692
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	17	979
Magenta Therapeutics, Inc.* (Biotechnology)	43	141
Magnite, Inc.* (Media)	188	2,551
Magnolia Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	209	4,521
Maiden Holdings, Ltd.* (Insurance)	101	282
Malibu Boats, Inc.* (Leisure Products)	30	1,970
MannKind Corp.* (Biotechnology)	358	1,335
ManTech International Corp. - Class A (Professional Services)	40	2,890
Marathon Digital Holdings, Inc.* (IT Services)	138	3,249
Marcus & Millichap, Inc.* (Real Estate Management & Development)	34	1,592
Marine Products Corp. (Leisure Products)	12	147
MarineMax, Inc.* (Specialty Retail)	31	1,459
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	54	551
Marrone Bio Innovations, Inc.* (Chemicals)	147	109
Marten Transport, Ltd. (Road & Rail)	86	1,435
Masonite International Corp.* (Building Products)	35	3,473
MasterCraft Boat Holdings, Inc.* (Leisure Products)	27	687
Matador Resources Co. (Oil, Gas & Consumable Fuels)	161	7,208
Materion Corp. (Metals & Mining)	30	2,486
Matrix Service Co.* (Construction & Engineering)	38	276
Matson, Inc. (Marine)	60	5,860
Matthews International Corp. - Class A (Commercial Services & Supplies)	45	1,580
MAX Holdings, Inc. (Real Estate Management & Development)	27	804
Maxar Technologies, Inc. (Aerospace & Defense)	105	2,731
MaxCyte, Inc.* (Biotechnology)	139	898
MAXIMUS, Inc. (IT Services)	89	6,882
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	103	6,182
Mayville Engineering Co., Inc.* (Machinery)	13	149
MBIA, Inc.* (Insurance)	69	943
McGrath RentCorp (Commercial Services & Supplies)	35	2,667
MedAvail Holdings, Inc.* (Food & Staples Retailing)	17	24
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	31	460
Medifast, Inc. (Personal Products)	17	3,378
MEDNAX, Inc.* (Health Care Providers & Services)	110	2,690
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	42	7,452
MEI Pharma, Inc.* (Biotechnology)	157	303
MeiraGTx Holdings PLC* (Biotechnology)	43	645
Mercantile Bank Corp. (Banks)	22	846
Merchants Bancorp (Thrifts & Mortgage Finance)	22	627
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	62	1,293
MeridianLink, Inc.* (Software)	18	349
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	74	4,103
Meritage Homes Corp.* (Household Durables)	54	5,510
Meritor, Inc.* (Machinery)	98	2,259
Mersana Therapeutics, Inc.* (Biotechnology)	104	496
Mesa Air Group, Inc.* (Airlines)	50	250
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	7	1,990
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	46	2,735
Meta Materials, Inc.* (Oil, Gas & Consumable Fuels)	294	491
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	55	2,422
Metrocity Bankshares, Inc. (Banks)	28	722
MetroMile, Inc.* (Insurance)	140	232
Metropolitan Bank Holding Corp.* (Banks)	14	1,400
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	642	2,972
MGE Energy, Inc. (Electric Utilities)	53	4,104
MGP Ingredients, Inc. (Beverages)	21	1,589
MicroStrategy, Inc.* (Software)	12	4,416
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	239	815
Mid Penn Bancorp, Inc. (Banks)	21	627
Middlesex Water Co. (Water Utilities)	25	2,531
Midland States Bancorp, Inc. (Banks)	31	895
MidwestOne Financial Group, Inc. (Banks)	21	671
Miller Industries, Inc. (Machinery)	16	504
MillerKnoll, Inc. (Commercial Services & Supplies)	108	4,171
Mimecast, Ltd.* (Software)	88	7,014
MiMedx Group, Inc.* (Biotechnology)	161	799
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	504	564
Minerals Technologies, Inc. (Chemicals)	48	3,359
MiNK Therapeutics, Inc.* (Biotechnology)	3	10
Mirum Pharmaceuticals, Inc.* (Biotechnology)	5	95
Mission Produce, Inc.* (Food Products)	54	771
Mistras Group, Inc.* (Professional Services)	29	195
Mitek System, Inc.* (Software)	62	1,015

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Model N, Inc.* (Software)	51	$1,411
Modine Manufacturing Co.* (Auto Components)	72	659
ModivCare, Inc.* (Health Care Providers & Services)	18	2,087
Moelis & Co. (Capital Markets)	89	5,026
Molecular Templates, Inc.* (Biotechnology)	54	166
Momentive Global, Inc.* (Software)	188	3,220
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	19	1,176
MoneyGram International, Inc.* (IT Services)	130	1,140
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	138	2,897
Monro, Inc. (Specialty Retail)	48	2,387
Monte Rosa Therapeutics, Inc.* (Biotechnology)	17	215
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	38	1,739
Moog, Inc. - Class A (Aerospace & Defense)	42	3,203
Morphic Holding, Inc.* (Biotechnology)	31	1,315
Motorcar Parts of America, Inc.* (Auto Components)	27	446
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	23	853
MP Materials Corp.* (Metals & Mining)	110	4,393
Mr Cooper Group, Inc.* (Thrifts & Mortgage Finance)	90	3,614
MRC Global, Inc.* (Trading Companies & Distributors)	117	867
Mueller Industries, Inc. (Machinery)	81	4,184
Mueller Water Products, Inc. - Class A (Machinery)	228	2,930
Multiplan Corp.* (Health Care Technology)	552	2,225
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	212	6,699
Murphy USA, Inc. (Specialty Retail)	35	6,884
Mustang Bio, Inc.* (Biotechnology)	106	125
MVB Financial Corp. (Banks)	15	600
Myers Industries, Inc. (Containers & Packaging)	52	940
MYR Group, Inc.* (Construction & Engineering)	24	2,257
Myriad Genetics, Inc.* (Biotechnology)	115	3,023
Nabors Industries, Ltd.* (Energy Equipment & Services)	10	1,035
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	66	2,291
Nanthealth, Inc.* (Health Care Technology)	39	31
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	42	873
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	4	216
National Bank Holdings Corp. (Banks)	42	1,907
National Beverage Corp. (Beverages)	34	1,519
National CineMedia, Inc. (Media)	87	230
National Energy Services Reunited Corp.* (Energy Equipment & Services)	55	546
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	63	3,643
National Healthcare Corp. (Health Care Providers & Services)	18	1,177
National Presto Industries, Inc. (Aerospace & Defense)	7	576
National Research Corp. (Health Care Providers & Services)	20	832
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	118	7,264
National Vision Holdings, Inc.* (Specialty Retail)	118	4,824
National Western Life Group, Inc. - Class A (Insurance)	4	855
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	13	190
Nature's Sunshine Products, Inc. (Personal Products)	17	300
Natus Medical, Inc.* (Health Care Equipment & Supplies)	49	1,129
Nautilus, Inc.* (Leisure Products)	44	224
Navient Corp. (Consumer Finance)	229	3,991
NBT Bancorp, Inc. (Banks)	61	2,359
Neenah, Inc. (Paper & Forest Products)	24	1,106
Nelnet, Inc. - Class A (Consumer Finance)	25	2,213
NEOGAMES SA* (Hotels, Restaurants & Leisure)	15	355
Neogen Corp.* (Health Care Equipment & Supplies)	156	5,689
NeoGenomics, Inc.* (Life Sciences Tools & Services)	164	3,696
Neoleukin Therapeutics, Inc.* (Biotechnology)	51	182
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	74	1,137
NETGEAR, Inc.* (Communications Equipment)	42	1,162
NetScout Systems, Inc.* (Communications Equipment)	102	3,218
NETSTREIT Corp. (Equity Real Estate Investment Trusts)	58	1,311
Neuronetics, Inc.* (Health Care Equipment & Supplies)	37	132
NeuroPace, Inc.* (Health Care Equipment & Supplies)	10	81
Nevro Corp.* (Health Care Equipment & Supplies)	50	3,285
New Jersey Resources Corp. (Gas Utilities)	140	5,629
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	550	2,063
NewAge, Inc.* (Beverages)	195	146
Newmark Group, Inc. (Real Estate Management & Development)	216	3,307
Newpark Resources, Inc.* (Energy Equipment & Services)	131	465
NexImmune, Inc.* (Biotechnology)	26	82
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	32	2,538

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
NextGen Healthcare, Inc.* (Health Care Technology)	83	$1,603
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	251	1,511
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	46	727
NI Holdings, Inc.* (Insurance)	12	232
Nicolet Bankshares, Inc.* (Banks)	18	1,676
Nikola Corp.* (Machinery)	332	2,666
Nkarta, Inc.* (Biotechnology)	20	198
NL Industries, Inc. (Commercial Services & Supplies)	12	78
nLight, Inc.* (Electronic Equipment, Instruments & Components)	63	1,303
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	122	3,018
NN, Inc.* (Machinery)	62	236
Noodles & Co.* (Hotels, Restaurants & Leisure)	59	496
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	244	378
Northern Oil And Gas, Inc. (Oil, Gas & Consumable Fuels)	76	1,788
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	64	1,009
Northrim Bancorp, Inc. (Banks)	9	395
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	177	2,497
Northwest Natural Holding Co. (Gas Utilities)	44	2,083
Northwest Pipe Co.* (Construction & Engineering)	14	397
NorthWestern Corp. (Multi-Utilities)	77	4,475
Novagold Resources, Inc.* (Metals & Mining)	344	2,270
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	51	7,043
NOW, Inc.* (Trading Companies & Distributors)	160	1,422
Nu Skin Enterprises, Inc. - Class A (Personal Products)	72	3,470
Nurix Therapeutics, Inc.* (Biotechnology)	45	838
Nuvalent, Inc.* - Class A (Biotechnology)	16	216
NuVasive, Inc.* (Health Care Equipment & Supplies)	75	3,901
Nuvation Bio, Inc.* (Pharmaceuticals)	230	1,403
NV5 Global, Inc.* (Construction & Engineering)	19	1,987
NVE Corp. (Semiconductors & Semiconductor Equipment)	7	433
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	29	3,927
Oceaneering International, Inc.* (Energy Equipment & Services)	144	1,876
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	84	1,907
Ocugen, Inc.* (Biotechnology)	268	951
Ocular Therapeutix, Inc.* (Pharmaceuticals)	111	628
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	12	440
Office Properties Income Trust (Equity Real Estate Investment Trusts)	69	1,758
OFG Bancorp (Banks)	71	1,965
O-I Glass, Inc.* (Containers & Packaging)	229	3,047
Oil States International, Inc.* (Energy Equipment & Services)	88	552
Oil-Dri Corp. of America (Household Products)	8	272
Old National Bancorp (Banks)	240	4,399
Old Second Bancorp, Inc. (Banks)	40	537
Olema Pharmaceuticals, Inc.* (Biotechnology)	37	238
Olympic Steel, Inc. (Metals & Mining)	14	298
Omega Flex, Inc. (Machinery)	4	568
Omega Therapeutics, Inc.* (Biotechnology)	11	125
Omeros Corp.* (Pharmaceuticals)	87	522
Omnicell, Inc.* (Health Care Technology)	63	9,459
ON24, Inc.* (Software)	39	642
Oncocyte Corp.* (Biotechnology)	87	148
Oncorus, Inc.* (Biotechnology)	30	104
Oncternal Therapeutics, Inc.* (Biotechnology)	64	120
ONE Gas, Inc. (Gas Utilities)	76	5,920
ONE Group Hospitality, Inc. (The)* (Hotels, Restaurants & Leisure)	30	378
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	23	702
OneSpan, Inc.* (Software)	51	819
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	78	805
Onewater Marine, Inc. (Specialty Retail)	15	776
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	71	6,499
Ontrak, Inc.* (Health Care Providers & Services)	14	48
Ooma, Inc.* (Diversified Telecommunication Services)	32	577
Open Lending Corp.* - Class A (Capital Markets)	151	2,867
OPKO Health, Inc.* (Biotechnology)	579	1,812
Oportun Financial Corp.* (Consumer Finance)	31	558
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	13	551
OptimizeRx Corp.* (Health Care Technology)	25	1,123
Option Care Health, Inc.* (Health Care Providers & Services)	230	5,375
Oramed Pharmaceuticals, Inc.* (Pharmaceuticals)	44	394
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	104	920
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	197	794
Organogenesis Holdings, Inc.* (Biotechnology)	55	423
ORIC Pharmaceuticals, Inc.* (Biotechnology)	46	455
Origin Bancorp, Inc. (Banks)	32	1,367

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Orion Engineered Carbons SA (Chemicals)	88	$1,505
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	66	4,498
Orrstown Financial Services, Inc. (Banks)	16	396
Ortho Clinical Diagnostics Holdings PLC* (Health Care Equipment & Supplies)	175	3,038
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	27	821
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	20	946
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	25	2,074
Otter Tail Corp. (Electric Utilities)	60	3,804
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	227	799
Outbrain, Inc.* (Interactive Media & Services)	9	114
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	211	5,241
Outlook Therapeutics, Inc.* (Biotechnology)	129	183
Outset Medical, Inc.* (Health Care Equipment & Supplies)	68	2,529
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	63	3,021
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	380	14,745
Owens & Minor, Inc. (Health Care Providers & Services)	105	4,419
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	23	1,895
Oyster Point Pharma, Inc.* (Biotechnology)	16	192
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	282	3,152
Pacific Premier Bancorp, Inc. (Banks)	136	5,202
Pacira BioSciences, Inc.* (Pharmaceuticals)	64	4,017
Pactiv Evergreen, Inc. (Containers & Packaging)	62	679
PAE, Inc.* (Aerospace & Defense)	101	1,011
PagerDuty, Inc.* (Software)	119	3,929
Palomar Holdings, Inc.* (Insurance)	36	1,899
PAM Transportation Services, Inc.* (Road & Rail)	5	349
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	48	5,926
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	65	917
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	37	1,388
Paragon 28, Inc.* (Health Care Equipment & Supplies)	13	196
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	271	2,355
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	71	288
Park Aerospace Corp. (Aerospace & Defense)	28	379
Park National Corp. (Banks)	21	2,845
Park-Ohio Holdings Corp. (Machinery)	12	243
Parsons Corp.* (Aerospace & Defense)	38	1,157
Party City Holdco, Inc.* (Specialty Retail)	160	757
Passage Bio, Inc.* (Biotechnology)	54	272
Patrick Industries, Inc. (Auto Components)	33	2,125
Patterson Cos., Inc. (Health Care Providers & Services)	124	3,558
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	270	2,689
PAVmed, Inc.* (Health Care Equipment & Supplies)	105	181
Paya Holdings, Inc.* (IT Services)	124	812
PBF Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	140	2,218
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	16	694
PCSB Financial Corp. (Thrifts & Mortgage Finance)	19	355
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	141	8,357
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	43	1,278
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	129	1,393
Peapack Gladstone Financial Corp. (Banks)	26	958
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	188	4,070
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	45	2,822
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	142	2,530
Peoples Bancorp, Inc. (Banks)	37	1,227
Peoples Financial Services Corp. (Banks)	10	507
Perdoceo Education Corp.* (Diversified Consumer Services)	102	1,124
Perficient, Inc.* (IT Services)	47	4,928
Performance Food Group Co.* (Food & Staples Retailing)	220	9,281
Perpetua Resources Corp.* (Metals & Mining)	47	173
Personalis, Inc.* (Life Sciences Tools & Services)	52	592
Petiq, Inc.* (Health Care Providers & Services)	39	797
PetMed Express, Inc. (Internet & Direct Marketing Retail)	30	775
PGT Innovations, Inc.* (Building Products)	84	1,595
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	29	487
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	30	579
Phillips Edison & Co., Inc. (Equity Real Estate Investment Trusts)	27	851
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	86	1,538
Phreesia, Inc.* (Health Care Technology)	72	2,246
Physicians Realty Trust (Equity Real Estate Investment Trusts)	320	5,843
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	180	3,197
Ping Identity Holding Corp.* (Software)	88	1,742

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	17	$197
Piper Sandler Cos. (Capital Markets)	25	3,856
Pitney Bowes, Inc. (Commercial Services & Supplies)	255	1,571
PJT Partners, Inc. - Class A (Capital Markets)	34	2,357
Plantronics, Inc.* (Communications Equipment)	61	1,626
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	40	312
PLBY Group, Inc.* (Textiles, Apparel & Luxury Goods)	42	667
Plexus Corp.* (Electronic Equipment, Instruments & Components)	41	3,178
Pliant Therapeutics, Inc.* (Pharmaceuticals)	35	411
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts)	45	1,294
PMV Pharmaceuticals, Inc.* (Pharmaceuticals)	38	610
PNM Resources, Inc. (Electric Utilities)	124	5,556
PolyMet Mining Corp.* (Metals & Mining)	42	107
Porch Group, Inc.* (Internet & Direct Marketing Retail)	112	1,182
Portage Biotech, Inc.* (Biotechnology)	7	61
Portillo's, Inc.* - Class A (Hotels, Restaurants & Leisure)	34	903
Portland General Electric Co. (Electric Utilities)	130	6,831
Poseida Therapeutics, Inc.* (Biotechnology)	42	200
Postal Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	18	322
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	96	5,164
Powell Industries, Inc. (Electrical Equipment)	13	388
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	88	7,102
PowerSchool Holdings, Inc.* (Diversified Consumer Services)	78	1,278
PRA Group, Inc.* (Consumer Finance)	63	2,930
Praxis Precision Medicines, Inc.* (Biotechnology)	48	713
Precigen, Inc.* (Biotechnology)	137	353
Precision BioSciences, Inc.* (Biotechnology)	73	348
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	76	1,268
Preferred Bank (Banks)	20	1,561
Preformed Line Products Co. (Electrical Equipment)	4	243
Prelude Therapeutics, Inc.* (Biotechnology)	16	159
Premier Financial Corp. (Thrifts & Mortgage Finance)	54	1,612
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	73	4,121
PriceSmart, Inc. (Food & Staples Retailing)	34	2,428
Primis Financial Corp. (Banks)	35	520
Primo Water Corp. (Beverages)	228	3,808
Primoris Services Corp. (Construction & Engineering)	78	2,006
Priority Technology Holdings, Inc.* (IT Services)	15	91
Privia Health Group, Inc.* (Health Care Providers & Services)	23	489
ProAssurance Corp. (Insurance)	78	1,869
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	10	185
PROG Holdings, Inc.* (Consumer Finance)	94	3,742
Progress Software Corp. (Software)	64	2,913
Progyny, Inc.* (Health Care Providers & Services)	94	3,807
Prometheus Biosciences, Inc.* (Biotechnology)	43	1,545
ProPetro Holding Corp.* (Energy Equipment & Services)	125	1,314
PROS Holdings, Inc.* (Software)	58	1,607
Protagonist Therapeutics, Inc.* (Biotechnology)	65	1,904
Prothena Corp. PLC* (Biotechnology)	52	1,772
Proto Labs, Inc.* (Machinery)	40	2,007
Provention Bio, Inc.* (Pharmaceuticals)	80	429
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	22	398
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	110	2,659
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	29	4,842
PTC Therapeutics, Inc.* (Biotechnology)	101	4,062
Pulmonx Corp.* (Health Care Equipment & Supplies)	38	925
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	20	243
Puma Biotechnology, Inc.* (Biotechnology)	47	116
Pure Cycle Corp.* (Water Utilities)	28	359
PureCycle Technologies, Inc.* (Chemicals)	77	458
Purple Innovation, Inc.* (Household Durables)	83	691
Pyxis Oncology, Inc.* (Biotechnology)	15	143
Pzena Investment Management, Inc. - Class A (Capital Markets)	24	243
Q2 Holdings, Inc.* (Software)	79	5,155
QCR Holdings, Inc. (Banks)	22	1,255
Quaker Chemical Corp. (Chemicals)	20	4,183
Qualys, Inc.* (Software)	49	6,279
Quanex Building Products Corp. (Building Products)	49	1,068
Quanterix Corp.* (Life Sciences Tools & Services)	45	1,370
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	85	428
QuinStreet, Inc.* (Interactive Media & Services)	73	1,175
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	130	924
Quotient, Ltd.* (Health Care Equipment & Supplies)	114	185

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
R. R. Donnelley & Sons Co.* (Commercial Services & Supplies)	103	$1,135
R1 RCM, Inc.* (Health Care Providers & Services)	172	4,090
Rackspace Technology, Inc.* (IT Services)	79	988
Radian Group, Inc. (Thrifts & Mortgage Finance)	261	5,844
Radiant Logistics, Inc.* (Air Freight & Logistics)	57	354
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	86	1,183
Radius Health, Inc.* (Biotechnology)	68	515
RadNet, Inc.* (Health Care Providers & Services)	66	1,700
Rafael Holdings, Inc.* - Class B (Real Estate Management & Development)	14	58
Rain Therapeutics, Inc.* (Biotechnology)	23	197
Rallybio Corp.* (Biotechnology)	10	122
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	157	3,964
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	347	6,680
Ranger Oil Corp.* (Oil, Gas & Consumable Fuels)	31	961
Ranpak Holdings Corp.* (Containers & Packaging)	55	1,477
Rapid Micro Biosystems, Inc.* - Class A (Life Sciences Tools & Services)	12	86
Rapid7, Inc.* (Software)	82	7,899
RAPT Therapeutics, Inc.* (Biotechnology)	31	670
Rayonier Advanced Materials, Inc.* (Chemicals)	90	561
RBB Bancorp (Banks)	20	540
RBC Bearings, Inc.* (Machinery)	41	7,398
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	12	838
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	88	1,253
Realogy Holdings Corp.* (Real Estate Management & Development)	167	2,756
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	40	1,125
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	167	1,977
Red River Bancshares, Inc. (Banks)	7	364
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	23	339
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	86	3,829
Redfin Corp.* (Real Estate Management & Development)	150	4,435
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	166	2,047
REGENXBIO, Inc.* (Biotechnology)	57	1,505
Regional Management Corp. (Consumer Finance)	11	558
Regis Corp.* (Diversified Consumer Services)	62	92
Rekor Systems, Inc.* (Professional Services)	49	228
Relay Therapeutics, Inc.* (Biotechnology)	101	2,235
Relmada Therapeutics, Inc.* (Pharmaceuticals)	23	423
Remitly Global, Inc.* (IT Services)	18	219
Renasant Corp. (Banks)	79	2,906
Reneo Pharmaceuticals, Inc.* (Biotechnology)	13	81
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	65	2,617
Rent the Runway, Inc.* - Class A (Internet & Direct Marketing Retail)	25	144
Rent-A-Center, Inc. (Specialty Retail)	96	4,046
Repay Holdings Corp.* (IT Services)	126	2,254
Replimune Group, Inc.* (Biotechnology)	43	853
Republic Bancorp, Inc. - Class A (Banks)	14	686
Republic First Bancorp, Inc.* (Banks)	65	280
Resideo Technologies, Inc.* (Building Products)	210	5,204
Resources Connection, Inc. (Professional Services)	46	802
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	172	3,187
Retail Value, Inc. (Equity Real Estate Investment Trusts)	25	79
Retractable Technologies, Inc.* (Health Care Equipment & Supplies)	25	137
REV Group, Inc. (Machinery)	41	551
Revance Therapeutics, Inc.* (Pharmaceuticals)	102	1,360
Revlon, Inc.* - Class A (Personal Products)	10	99
REVOLUTION Medicines, Inc.* (Biotechnology)	86	1,851
Revolve Group, Inc.* (Internet & Direct Marketing Retail)	52	2,565
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	8	771
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	64	474
Ribbon Communications, Inc.* (Communications Equipment)	102	459
Rigel Pharmaceuticals, Inc.* (Biotechnology)	248	635
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	4	107
Rimini Street, Inc.* (Software)	65	335
Riot Blockchain, Inc.*(a) (Software)	129	2,056
Rite Aid Corp.* (Food & Staples Retailing)	81	859
RLI Corp. (Insurance)	58	6,077
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	240	3,324
Rocket Pharmaceuticals, Inc.* (Biotechnology)	60	998
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	10	428
Rogers Corp.* (Electronic Equipment, Instruments & Components)	27	7,369
Romeo Power, Inc.* (Electrical Equipment)	187	441
RPC, Inc.* (Energy Equipment & Services)	98	579

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
RPT Realty (Equity Real Estate Investment Trusts)	121	$1,527
Rubius Therapeutics, Inc.* (Biotechnology)	67	452
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	61	3,222
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	9	457
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	76	771
Ruth's Hospitality Group, Inc.* (Hotels, Restaurants & Leisure)	48	961
RxSight, Inc.* (Health Care Equipment & Supplies)	12	123
Ryerson Holding Corp. (Metals & Mining)	24	492
Ryman Hospitality Properties, Inc.* - Class I (Equity Real Estate Investment Trusts)	78	6,895
S&T Bancorp, Inc. (Banks)	56	1,725
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	331	4,505
Safe Bulkers, Inc.* (Marine)	92	321
Safehold, Inc. (Equity Real Estate Investment Trusts)	30	1,857
Safety Insurance Group, Inc. (Insurance)	21	1,729
Saia, Inc.* (Road & Rail)	38	10,804
Sailpoint Technologies Holding, Inc.* (Software)	133	5,146
Sally Beauty Holdings, Inc.* (Specialty Retail)	163	2,799
Sana Biotechnology, Inc.* (Biotechnology)	125	1,095
Sanderson Farms, Inc. (Food Products)	29	5,335
Sandy Spring Bancorp, Inc. (Banks)	65	3,075
Sangamo Therapeutics, Inc.* (Biotechnology)	172	1,037
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	92	3,479
Sapiens International Corp. N.V. (Software)	45	1,433
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	17	839
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	36	1,122
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	38	1,487
Scholar Rock Holding Corp.* (Biotechnology)	41	730
Scholastic Corp. (Media)	38	1,559
Schrodinger, Inc.* (Health Care Technology)	66	1,871
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	45	1,362
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	139	8,019
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	71	966
Sculptor Capital Management, Inc. (Capital Markets)	32	627
Seacoast Banking Corp. of Florida (Banks)	75	2,738
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	46	551
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	75	4,469
SecureWorks Corp.* - Class A (Software)	14	207
Seelos Therapeutics, Inc.* (Pharmaceuticals)	142	162
Seer, Inc.* (Life Sciences Tools & Services)	60	944
Select Energy Services, Inc.* (Energy Equipment & Services)	91	607
Select Medical Holdings Corp. (Health Care Providers & Services)	160	3,717
Selecta Biosciences, Inc.* (Biotechnology)	133	333
Selective Insurance Group, Inc. (Insurance)	86	6,785
Selectquote, Inc.* (Insurance)	194	1,434
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	94	6,683
Seneca Foods Corp.* - Class A (Food Products)	9	421
Sensei Biotherapeutics, Inc.* (Biotechnology)	30	145
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	626	1,678
Sensient Technologies Corp. (Chemicals)	61	5,169
Sera Prognostics, Inc.* - Class A (Biotechnology)	7	47
Seres Therapeutics, Inc.* (Biotechnology)	101	842
Seritage Growth Properties* - Class A (Equity Real Estate Investment Trusts)	54	559
Service Properties Trust (Equity Real Estate Investment Trusts)	238	2,035
ServisFirst Bancshares, Inc. (Banks)	72	6,111
Sesen Bio, Inc.*(a) (Biotechnology)	292	216
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	180	1,476
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	54	3,568
Sharps Compliance Corp.* (Health Care Providers & Services)	27	182
Shattuck Labs, Inc.* (Biotechnology)	39	269
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	70	1,594
Shift Technologies, Inc.* (Specialty Retail)	90	206
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	49	7,103
Shoe Carnival, Inc. (Specialty Retail)	26	888
ShotSpotter, Inc.* (Software)	12	316
Shutterstock, Inc. (Internet & Direct Marketing Retail)	34	3,298
SI-BONE, Inc.* (Health Care Equipment & Supplies)	47	926
Sientra, Inc.* (Health Care Equipment & Supplies)	84	236
Sierra Bancorp (Banks)	20	531
SIGA Technologies, Inc.* (Pharmaceuticals)	70	456
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	16	234
Sigilon Therapeutics, Inc.* (Biotechnology)	22	43
Signet Jewelers, Ltd. (Specialty Retail)	77	6,633
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	58	9,581
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	50	1,641

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Silverback Therapeutics, Inc.* (Biotechnology)	30	$146
Silvergate Capital Corp.* - Class A (Banks)	40	4,310
Simmons First National Corp. - Class A (Banks)	165	4,719
Simpson Manufacturing Co., Inc. (Building Products)	63	7,107
Simulations Plus, Inc. (Health Care Technology)	22	935
Sinclair Broadcast Group, Inc. - Class A (Media)	67	1,841
Singular Genomics Systems, Inc.* (Life Sciences Tools & Services)	17	132
SiriusPoint, Ltd.* (Insurance)	128	1,084
SITE Centers Corp. (Equity Real Estate Investment Trusts)	251	3,717
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	23	5,361
SJW Corp. (Water Utilities)	40	2,754
Skyline Champion Corp.* (Household Durables)	76	5,118
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	12	120
SkyWest, Inc.* (Airlines)	72	2,747
Sleep Number Corp.* (Specialty Retail)	32	2,288
SM Energy Co. (Oil, Gas & Consumable Fuels)	174	5,709
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	25	1,434
SmartFinancial, Inc. (Banks)	20	536
Smith & Wesson Brands, Inc. (Leisure Products)	69	1,179
Smith Micro Software, Inc.* (Software)	67	280
Snap One Holdings Corp.* (Household Durables)	20	376
SOC Telemed, Inc.* (Health Care Providers & Services)	88	63
Society Pass, Inc.* (Interactive Media & Services)	5	25
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	45	347
Solid Biosciences, Inc.* (Biotechnology)	86	105
Solo Brands, Inc.* - Class A (Leisure Products)	17	190
Sonic Automotive, Inc. - Class A (Specialty Retail)	31	1,581
Sonos, Inc.* (Household Durables)	174	4,388
Sorrento Therapeutics, Inc.* (Biotechnology)	433	1,494
South Jersey Industries, Inc. (Gas Utilities)	149	3,728
South Plains Financial, Inc. (Banks)	15	434
Southern First Bancshares, Inc.* (Banks)	11	645
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	11	608
Southside Bancshares, Inc. (Banks)	45	1,886
SouthState Corp. (Banks)	101	8,524
Southwest Gas Holdings, Inc. (Gas Utilities)	88	6,000
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	1,473	6,481
Sovos Brands, Inc.* (Food Products)	37	543
SP Plus Corp.* (Commercial Services & Supplies)	34	958
SpartanNash Co. (Food & Staples Retailing)	52	1,278
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	236	166
Spero Therapeutics, Inc.* (Biotechnology)	35	415
Spire, Inc. (Gas Utilities)	73	4,812
Spirit Airlines, Inc.* (Airlines)	143	3,070
Spirit of Texas Bancshares, Inc. (Banks)	19	529
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	63	690
SpringWorks Therapeutics, Inc.* (Biotechnology)	42	2,339
Sprout Social, Inc.* - Class A (Software)	66	4,544
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	164	4,451
Spruce Biosciences, Inc.* (Biotechnology)	13	33
SPS Commerce, Inc.* (Software)	52	6,440
SPX Corp.* (Machinery)	64	3,340
SPX FLOW, Inc. (Machinery)	60	5,172
SQZ Biotechnologies Co.* (Biotechnology)	33	265
STAAR Surgical Co.* (Health Care Equipment & Supplies)	69	5,018
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	256	10,939
Stagwell, Inc.* (Media)	89	665
Standard Motor Products, Inc. (Auto Components)	30	1,436
Standex International Corp. (Machinery)	17	1,689
Startek, Inc.* (IT Services)	24	122
State Auto Financial Corp. (Insurance)	26	1,344
Steelcase, Inc. - Class A (Commercial Services & Supplies)	126	1,555
Stem, Inc.* (Electrical Equipment)	165	2,026
Stepan Co. (Chemicals)	31	3,415
StepStone Group, Inc. - Class A (Capital Markets)	59	2,066
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	72	397
Sterling Check Corp.* (Professional Services)	24	480
Sterling Construction Co., Inc.* (Construction & Engineering)	40	1,016
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	117	4,813
Stewart Information Services Corp. (Insurance)	39	2,786
Stitch Fix, Inc.* - Class A (Internet & Direct Marketing Retail)	118	1,939
Stock Yards Bancorp, Inc. (Banks)	35	2,085
Stoke Therapeutics, Inc.* (Biotechnology)	28	531
StoneMor, Inc.* (Diversified Consumer Services)	47	118
Stoneridge, Inc.* (Auto Components)	38	717
StoneX Group, Inc.* (Capital Markets)	24	1,575

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Strategic Education, Inc. (Diversified Consumer Services)	35	$2,088
Stride, Inc.* (Diversified Consumer Services)	60	2,104
Stronghold Digital Mining, Inc.* - Class A (Software)	11	98
Sturm Ruger & Co., Inc. (Leisure Products)	25	1,681
Summit Financial Group, Inc. (Banks)	16	447
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts)	150	1,413
Summit Materials, Inc.* - Class A (Construction Materials)	172	6,117
Summit Therapeutics, Inc.* (Biotechnology)	38	84
Sumo Logic, Inc.* (Software)	127	1,513
Sun Country Airlines Holdings, Inc.* (Airlines)	47	1,249
SunCoke Energy, Inc. (Metals & Mining)	120	822
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	125	2,458
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	116	1,946
Sunstone Hotel Investors, Inc.* (Equity Real Estate Investment Trusts)	316	3,574
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	63	2,553
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	17	347
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	71	2,190
Surface Oncology, Inc.* (Biotechnology)	51	191
Surgery Partners, Inc.* (Health Care Providers & Services)	49	2,091
Surmodics, Inc.* (Health Care Equipment & Supplies)	20	914
Sutro BioPharma, Inc.* (Biotechnology)	63	673
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	57	11,991
Syndax Pharmaceuticals, Inc.* (Biotechnology)	65	1,062
Syros Pharmaceuticals, Inc.* (Biotechnology)	83	164
Tabula Rasa HealthCare, Inc.* (Health Care Technology)	33	356
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	28	442
Talaris Therapeutics, Inc.* (Biotechnology)	31	292
Talis Biomedical Corp.* (Health Care Equipment & Supplies)	21	62
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	54	575
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	148	2,517
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	36	119
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	12	241
Tattooed Chef, Inc.* (Food Products)	69	876
Taylor Morrison Home Corp.* (Household Durables)	173	5,309
Taysha Gene Therapies, Inc.* (Biotechnology)	33	262
TCR2 Therapeutics, Inc.* (Biotechnology)	44	147
Team, Inc.* (Commercial Services & Supplies)	38	27
TechTarget, Inc.* (Media)	38	3,152
Teekay Corp.* (Oil, Gas & Consumable Fuels)	101	313
Teekay Tankers, Ltd.* - Class A (Oil, Gas & Consumable Fuels)	35	373
TEGNA, Inc. (Media)	321	6,215
Tejon Ranch Co.* (Real Estate Management & Development)	30	522
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	146	2,890
Telesat Corp.* (Diversified Telecommunication Services)	19	430
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	537	1,348
Telos Corp.* (Software)	58	678
Tenable Holdings, Inc.* (Software)	134	6,888
Tenaya Therapeutics, Inc.* (Biotechnology)	20	238
Tenet Healthcare Corp.* (Health Care Providers & Services)	154	11,414
Tennant Co. (Machinery)	27	2,084
Tenneco, Inc.* (Auto Components)	99	1,040
Terex Corp. (Machinery)	99	4,130
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	20	125
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	107	8,000
Tetra Tech, Inc. (Commercial Services & Supplies)	78	10,856
TETRA Technologies, Inc.* (Energy Equipment & Services)	178	522
Texas Capital Bancshares, Inc.* (Banks)	74	4,640
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	102	8,709
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	68	2,501
TG Therapeutics, Inc.* (Biotechnology)	188	2,175
The Andersons, Inc. (Food & Staples Retailing)	46	1,753
The Bancorp, Inc.* (Banks)	76	2,266
The Bank of Nt Butterfield & Son, Ltd. (Banks)	73	2,675
The Brink's Co. (Commercial Services & Supplies)	70	4,885
The Buckle, Inc. (Specialty Retail)	43	1,619
The Cato Corp. - Class A (Specialty Retail)	29	479
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	67	2,391
The Children's Place, Inc.* (Specialty Retail)	20	1,415
The Container Store Group, Inc.* (Specialty Retail)	46	469
The E.W. Scripps Co.* - Class A (Media)	83	1,702
The Ensign Group, Inc. (Health Care Providers & Services)	76	5,733
The First Bancorp, Inc. (Banks)	15	482

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
The GEO Group, Inc.* (Equity Real Estate Investment Trusts)	171	$1,151
The Goodyear Tire & Rubber Co.* (Auto Components)	401	8,313
The Greenbrier Cos., Inc. (Machinery)	46	1,857
The Hackett Group, Inc. (IT Services)	36	689
The Joint Corp.* (Health Care Providers & Services)	20	1,081
The Lovesac Co.* (Household Durables)	19	1,023
The Macerich Co. (Equity Real Estate Investment Trusts)	310	5,127
The Manitowoc Co., Inc.* (Machinery)	50	913
The Marcus Corp.* (Entertainment)	33	556
The ODP Corp.* (Specialty Retail)	67	2,963
The Pennant Group, Inc.* (Health Care Providers & Services)	37	615
The RealReal, Inc.* (Internet & Direct Marketing Retail)	116	1,096
The RMR Group, Inc. - Class A (Real Estate Management & Development)	22	704
The Shyft Group, Inc. (Machinery)	50	2,097
The Simply Good Foods Co.* (Food Products)	123	4,333
The St Joe Co. (Real Estate Management & Development)	48	2,328
TherapeuticsMD, Inc.* (Pharmaceuticals)	565	171
Theravance Biopharma, Inc.* (Pharmaceuticals)	87	793
Thermon Group Holdings, Inc.* (Electrical Equipment)	48	823
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	17	157
Third Coast Bancshares, Inc.* (Banks)	5	120
Thorne HealthTech, Inc.* (Personal Products)	10	54
Thryv Holdings, Inc.* (Media)	11	357
Tidewater, Inc.* (Energy Equipment & Services)	59	837
Tilly's, Inc. - Class A (Specialty Retail)	33	435
TimkenSteel Corp.* (Metals & Mining)	67	940
Tiptree, Inc. (Insurance)	34	421
Titan International, Inc.* (Machinery)	74	722
Titan Machinery, Inc.* (Trading Companies & Distributors)	28	862
Tivity Health, Inc.* (Health Care Providers & Services)	64	1,628
Tompkins Financial Corp. (Banks)	20	1,591
Tonix Pharmaceuticals Holding Corp.* (Biotechnology)	642	156
Tootsie Roll Industries, Inc. (Food Products)	22	747
Torrid Holdings, Inc.* (Specialty Retail)	19	175
TowneBank (Banks)	97	3,044
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	87	1,098
TPI Composites, Inc.* (Electrical Equipment)	53	640
Traeger, Inc.* (Household Durables)	33	336
Transcat, Inc.* (Trading Companies & Distributors)	10	949
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	38	603
TravelCenters of America, Inc.* (Specialty Retail)	18	820
Travere Therapeutics, Inc.* (Biotechnology)	86	2,365
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	44	798
Trean Insurance Group, Inc.* (Insurance)	26	210
Tredegar Corp. (Chemicals)	38	447
TreeHouse Foods, Inc.* (Food Products)	75	2,905
Trevena, Inc.* (Biotechnology)	237	129
Tri Pointe Homes, Inc.* (Household Durables)	162	3,857
TriCo Bancshares (Banks)	40	1,739
TriMas Corp. (Machinery)	63	2,190
TriNet Group, Inc.* (Professional Services)	59	5,027
Trinity Industries, Inc. (Machinery)	112	3,218
Trinseo PLC (Chemicals)	56	2,998
TriState Capital Holdings, Inc.* (Banks)	42	1,327
Triton International, Ltd. (Trading Companies & Distributors)	97	5,861
Triumph Bancorp, Inc.* (Banks)	34	2,974
Triumph Group, Inc.* (Aerospace & Defense)	92	1,676
Tronox Holdings PLC - Class A (Chemicals)	166	3,768
TrueBlue, Inc.* (Professional Services)	51	1,357
TrueCar, Inc.* (Interactive Media & Services)	138	475
Trupanion, Inc.* (Insurance)	55	5,239
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	27	915
Trustmark Corp. (Banks)	90	2,932
TTEC Holdings, Inc. (IT Services)	27	2,162
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	151	2,032
Tucows, Inc.* (IT Services)	14	1,106
Tupperware Brands Corp.* (Household Durables)	71	1,095
Turning Point Brands, Inc. (Tobacco)	21	740
Turning Point Therapeutics, Inc.* (Biotechnology)	67	2,494
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	22	447
Tutor Perini Corp.* (Construction & Engineering)	60	714
Twist Bioscience Corp.* (Biotechnology)	68	4,041
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	499	2,869
Tyra Biosciences, Inc.* (Biotechnology)	18	236
U.S. Cellular Corp.* (Wireless Telecommunication Services)	22	674
U.S. Ecology, Inc.* (Commercial Services & Supplies)	46	1,315
U.S. Lime & Minerals, Inc. (Construction Materials)	3	379
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	19	1,839
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	106	1,012

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Udemy, Inc.* (Diversified Consumer Services)	20	$324
UFP Industries, Inc. (Building Products)	87	6,949
UFP Technologies, Inc.* (Containers & Packaging)	10	710
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	64	3,227
UMB Financial Corp. (Banks)	63	6,202
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	62	1,463
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	20	380
UniFirst Corp. (Commercial Services & Supplies)	22	4,182
Unisys Corp.* (IT Services)	95	1,734
United Bankshares, Inc. (Banks)	191	6,748
United Community Banks, Inc. (Banks)	152	5,379
United Fire Group, Inc. (Insurance)	30	748
United Insurance Holdings Corp. (Insurance)	29	117
United Natural Foods, Inc.* (Food & Staples Retailing)	81	3,141
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	285	3,437
Unitil Corp. (Multi-Utilities)	23	1,080
Universal Corp. (Tobacco)	35	1,905
Universal Electronics, Inc.* (Household Durables)	18	639
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	19	1,108
Universal Insurance Holdings, Inc. (Insurance)	39	672
Universal Logistics Holdings, Inc. (Road & Rail)	11	187
Univest Financial Corp. (Banks)	42	1,265
Upland Software, Inc.* (Software)	42	823
Upwork, Inc.* (Professional Services)	171	4,651
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	371	968
Urban Edge Properties (Equity Real Estate Investment Trusts)	168	3,064
Urban Outfitters, Inc.* (Specialty Retail)	99	2,843
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	262	309
UroGen Pharma, Ltd.* (Biotechnology)	28	216
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	43	847
US Xpress Enterprises, Inc.* - Class A (Road & Rail)	39	176
USANA Health Sciences, Inc.* (Personal Products)	17	1,625
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	5	470
Utz Brands, Inc. (Food Products)	86	1,385
Valhi, Inc. (Chemicals)	3	80
Valley National Bancorp (Banks)	581	8,087
Value Line, Inc. (Capital Markets)	1	59
Vanda Pharmaceuticals, Inc.* (Biotechnology)	79	1,198
Vapotherm, Inc.* (Health Care Equipment & Supplies)	33	534
Varex Imaging Corp.* (Health Care Equipment & Supplies)	56	1,462
Varonis Systems, Inc.* (Software)	155	5,775
Vaxart, Inc.* (Biotechnology)	177	876
Vaxcyte, Inc.* (Pharmaceuticals)	59	1,123
VBI Vaccines, Inc.* (Biotechnology)	273	464
Vector Group, Ltd. (Tobacco)	208	2,310
Vectrus, Inc.* (Aerospace & Defense)	17	782
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	72	1,979
Velocity Financial, Inc.* (Thrifts & Mortgage Finance)	12	154
Velodyne Lidar, Inc.* (Electronic Equipment, Instruments & Components)	110	430
Ventyx Biosciences, Inc.* (Pharmaceuticals)	15	244
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	38	311
Vera Therapeutics, Inc.* (Biotechnology)	14	279
Veracyte, Inc.* (Biotechnology)	98	2,980
Verastem, Inc.* (Biotechnology)	250	383
Vericel Corp.* (Biotechnology)	67	2,384
Verint Systems, Inc.* (Software)	93	4,774
Veris Residential, Inc.* (Equity Real Estate Investment Trusts)	127	2,096
Veritex Holdings, Inc. (Banks)	69	2,770
Veritiv Corp.* (Trading Companies & Distributors)	21	1,955
Veritone, Inc.* (Software)	41	647
Verra Mobility Corp.* - Class C (IT Services)	209	3,311
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	19	156
Verso Corp. - Class A (Paper & Forest Products)	39	1,048
Veru, Inc.* (Personal Products)	93	484
Verve Therapeutics, Inc.* (Biotechnology)	23	663
Via Renewables, Inc. (Multi-Utilities)	17	194
Viad Corp.* (Commercial Services & Supplies)	29	1,092
Viant Technology, Inc.* - Class A (Software)	17	136
Viavi Solutions, Inc.* (Communications Equipment)	347	5,712
Vicor Corp.* (Electrical Equipment)	31	2,924
Viemed Healthcare, Inc.* (Health Care Providers & Services)	51	236
View, Inc.* (Building Products)	202	531
ViewRay, Inc.* (Health Care Equipment & Supplies)	201	874
Viking Therapeutics, Inc.* (Biotechnology)	99	367
Village Super Market, Inc. - Class A (Food & Staples Retailing)	12	274
Vincerx Pharma, Inc.* (Biotechnology)	24	173
Vir Biotechnology, Inc.* (Biotechnology)	87	2,987
Viracta Therapeutics, Inc.* (Biotechnology)	53	142
VirnetX Holding Corp.* (Software)	92	208

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Virtus Investment Partners, Inc. (Capital Markets)	11	$2,878
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	193	3,997
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	18	577
Vista Outdoor, Inc.* (Leisure Products)	83	3,202
VistaGen Therapeutics, Inc.* (Biotechnology)	281	458
Visteon Corp.* (Auto Components)	40	4,060
Vita Coco Co., Inc. (The)* (Beverages)	16	175
Vital Farms, Inc.* (Food Products)	36	595
Vivint Smart Home, Inc.* (Diversified Consumer Services)	133	958
Vocera Communications, Inc.* (Health Care Technology)	50	3,951
Vonage Holdings Corp.* (Software)	350	7,294
Vor BioPharma, Inc.* (Biotechnology)	27	223
VOXX International Corp.* (Auto Components)	23	254
VSE Corp. (Commercial Services & Supplies)	15	774
Vuzix Corp.* (Household Durables)	85	555
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	136	582
Wabash National Corp. (Machinery)	72	1,413
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	42	5,561
Warrior Met Coal, Inc. (Metals & Mining)	75	1,965
Washington Federal, Inc. (Thrifts & Mortgage Finance)	94	3,292
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	123	3,028
Washington Trust Bancorp, Inc. (Banks)	25	1,427
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	31	633
Watts Water Technologies, Inc. - Class A (Machinery)	40	6,127
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	64	140
WD-40 Co. (Household Products)	20	4,446
Weave Communications, Inc.* (Software)	7	70
Weber, Inc. - Class A (Household Durables)	26	282
Weis Markets, Inc. (Food & Staples Retailing)	24	1,446
Welbilt, Inc.* (Machinery)	189	4,489
Werewolf Therapeutics, Inc.* (Biotechnology)	38	346
Werner Enterprises, Inc. (Road & Rail)	89	3,969
WesBanco, Inc. (Banks)	89	3,159
WESCO International, Inc.* (Trading Companies & Distributors)	66	8,044
West Bancorp, Inc. (Banks)	23	679
Westamerica Bancorp (Banks)	38	2,207
Whitestone REIT (Equity Real Estate Investment Trusts)	67	684
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	57	4,232
Whole Earth Brands, Inc.* (Food Products)	54	512
WideOpenWest, Inc.* (Media)	76	1,414
Willdan Group, Inc.* (Professional Services)	16	503
Willis Lease Finance Corp.* (Trading Companies & Distributors)	4	143
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	307	11,372
Wingstop, Inc. (Hotels, Restaurants & Leisure)	43	6,589
Winmark Corp. (Specialty Retail)	5	1,077
Winnebago Industries, Inc. (Automobiles)	47	3,033
WisdomTree Investments, Inc. (Capital Markets)	195	1,094
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	118	3,126
Workhorse Group, Inc.* (Auto Components)	175	592
Workiva, Inc.* (Software)	62	7,333
World Acceptance Corp.* (Consumer Finance)	6	1,134
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	90	2,539
Worthington Industries, Inc. (Metals & Mining)	48	2,601
WSFS Financial Corp. (Thrifts & Mortgage Finance)	94	4,924
WW International, Inc.* (Diversified Consumer Services)	76	958
XBiotech, Inc. (Biotechnology)	22	237
Xencor, Inc.* (Biotechnology)	82	2,818
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	165	2,861
Xilio Therapeutics, Inc.* (Biotechnology)	11	150
XL Fleet Corp.* (Auto Components)	51	109
XOMA Corp.* (Biotechnology)	9	186
Xometry, Inc.* - Class A (Internet & Direct Marketing Retail)	12	619
XPEL, Inc.* (Auto Components)	26	1,621
Xperi Holding Corp. (Software)	153	2,581
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	13	227
Yellow Corp.* (Road & Rail)	73	762
Yelp, Inc.* (Interactive Media & Services)	104	3,592
Yext, Inc.* (Software)	163	1,320
Y-mAbs Therapeutics, Inc.* (Biotechnology)	51	504
York Water Co. (Water Utilities)	19	863
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	53	3,025
Zevia PBC* - Class A (Beverages)	15	120
Ziff Davis, Inc.* (Software)	63	6,619
Zogenix, Inc.* (Pharmaceuticals)	81	2,107
Zumiez, Inc.* (Specialty Retail)	31	1,393
Zuora, Inc.* - Class A (Software)	162	2,694
Zurn Water Solutions Corp. (Building Products)	176	5,375
Zymergen, Inc.* (Chemicals)	116	603
Zynex, Inc.(a) (Health Care Equipment & Supplies)	31	246

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

Value
TOTAL COMMON STOCKS (Cost $2,949,503)	$3,882,242

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	290	$—
TOTAL TRUST (Cost $–)		—

Repurchase Agreements(b)(c) (41.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $2,615,000	$2,615,000	$2,615,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,615,000)		2,615,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(e)	12,484	$12,484
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $12,484)		12,484
TOTAL INVESTMENT SECURITIES (Cost $5,576,987) - 102.3%		6,509,726
Net other assets (liabilities) - (2.3)%		(146,756)
NET ASSETS - 100.0%		$6,362,970

*	Non-income producing security.
+	This security was fair valued based on procedures approved by the Board of Trustees. As of January 31, 2022, this security represented 0.000% of the net assets of the Fund.
(a)	All or part of this security was on loan as of January 31, 2022. The total value of securities on loan as of January 31, 2022 was $12,795.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $480,000.
(c)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2022.

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	2/28/22	0 .48%	$687,645	$45,242
Russell 2000 Index	UBS AG	2/28/22	0 .08%	1,770,837	84,913
				$2,458,482	$130,155

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Small-Cap ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$24,379	0.4%
Air Freight & Logistics	13,817	0.2%
Airlines	13,149	0.2%
Auto Components	53,817	0.8%
Automobiles	7,705	0.1%
Banks	353,538	5.6%
Beverages	16,128	0.3%
Biotechnology	294,166	4.6%
Building Products	50,570	0.8%
Capital Markets	63,170	1.0%
Chemicals	78,143	1.2%
Commercial Services & Supplies	67,861	1.1%
Communications Equipment	33,643	0.5%
Construction & Engineering	61,044	1.0%
Construction Materials	7,482	0.1%
Consumer Finance	30,492	0.5%
Containers & Packaging	9,577	0.2%
Distributors	692	NM
Diversified Consumer Services	28,810	0.5%
Diversified Financial Services	5,844	0.1%
Diversified Telecommunication Services	18,635	0.3%
Electric Utilities	25,145	0.4%
Electrical Equipment	36,884	0.6%
Electronic Equipment, Instruments & Components	85,654	1.3%
Energy Equipment & Services	38,558	0.6%
Entertainment	25,110	0.4%
Equity Real Estate Investment Trusts	262,777	4.1%
Food & Staples Retailing	40,630	0.6%
Food Products	39,903	0.6%
Gas Utilities	37,480	0.6%
Health Care Equipment & Supplies	121,040	1.9%
Health Care Providers & Services	103,822	1.6%
Health Care Technology	46,045	0.7%
Hotels, Restaurants & Leisure	92,699	1.5%
Household Durables	73,579	1.2%
Household Products	11,647	0.2%
Independent Power and Renewable Electricity Producers	12,537	0.2%
Insurance	79,015	1.2%
Interactive Media & Services	14,075	0.2%
Internet & Direct Marketing Retail	19,576	0.3%
IT Services	64,381	1.0%
Leisure Products	23,840	0.4%
Life Sciences Tools & Services	25,679	0.4%
Machinery	146,203	2.3%
Marine	8,538	0.1%
Media	43,225	0.7%
Metals & Mining	49,613	0.8%
Mortgage Real Estate Investment Trusts	52,866	0.8%
Multiline Retail	15,648	0.2%
Multi-Utilities	16,629	0.3%
Oil, Gas & Consumable Fuels	165,720	2.6%
Paper & Forest Products	5,369	0.1%
Personal Products	21,656	0.3%
Pharmaceuticals	58,513	0.9%
Professional Services	68,010	1.1%
Real Estate Management & Development	34,358	0.5%
Road & Rail	33,581	0.5%
Semiconductors & Semiconductor Equipment	136,770	2.1%
Software	216,849	3.4%
Specialty Retail	92,973	1.5%
Technology Hardware, Storage & Peripherals	10,708	0.2%
Textiles, Apparel & Luxury Goods	27,744	0.4%
Thrifts & Mortgage Finance	73,909	1.2%
Tobacco	5,461	0.1%
Trading Companies & Distributors	61,876	1.0%
Water Utilities	17,056	0.3%
Wireless Telecommunication Services	6,229	0.1%
Other **	2,480,728	39.0%
Total	$6,362,970	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraBull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks (77.2%)
	Shares	Value
3M Co. (Industrial Conglomerates)	1,506	$250,026
A.O. Smith Corp. (Building Products)	348	26,594
Abbott Laboratories (Health Care Equipment & Supplies)	4,622	589,120
AbbVie, Inc. (Biotechnology)	4,621	632,569
ABIOMED, Inc.* (Health Care Equipment & Supplies)	119	35,209
Accenture PLC - Class A (IT Services)	1,651	583,761
Activision Blizzard, Inc. (Entertainment)	2,036	160,864
Adobe, Inc.* (Software)	1,244	664,669
Advance Auto Parts, Inc. (Specialty Retail)	165	38,199
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	3,156	360,573
Aflac, Inc. (Insurance)	1,591	99,947
Agilent Technologies, Inc. (Life Sciences Tools & Services)	792	110,341
Air Products & Chemicals, Inc. (Chemicals)	579	163,348
Akamai Technologies, Inc.* (IT Services)	425	48,684
Alaska Air Group, Inc.* (Airlines)	328	17,955
Albemarle Corp. (Chemicals)	306	67,546
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	369	71,896
Align Technology, Inc.* (Health Care Equipment & Supplies)	192	95,032
Allegion PLC (Building Products)	234	28,719
Alliant Energy Corp. (Electric Utilities)	654	39,148
Alphabet, Inc.* - Class A (Interactive Media & Services)	786	2,126,972
Alphabet, Inc.* - Class C (Interactive Media & Services)	731	1,983,912
Altria Group, Inc. (Tobacco)	4,802	244,326
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,140	3,410,276
Amcor PLC (Containers & Packaging)	4,007	48,124
Ameren Corp. (Multi-Utilities)	673	59,722
American Airlines Group, Inc.* (Airlines)	1,692	27,867
American Electric Power Co., Inc. (Electric Utilities)	1,316	118,966
American Express Co. (Consumer Finance)	1,639	294,724
American International Group, Inc. (Insurance)	2,170	125,318
American Tower Corp. (Equity Real Estate Investment Trusts)	1,190	299,285
American Water Works Co., Inc. (Water Utilities)	474	76,219
Ameriprise Financial, Inc. (Capital Markets)	292	88,859
AmerisourceBergen Corp. (Health Care Providers & Services)	391	53,254
AMETEK, Inc. (Electrical Equipment)	605	82,746
Amgen, Inc. (Biotechnology)	1,473	334,577
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,563	124,399
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,404	230,214
ANSYS, Inc.* (Software)	228	77,522
Anthem, Inc. (Health Care Providers & Services)	634	279,588
Aon PLC (Insurance)	576	159,229
APA Corp. (Oil, Gas & Consumable Fuels)	949	31,516
Apple, Inc. (Technology Hardware, Storage & Peripherals)	40,734	7,119,489
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,360	326,105
Aptiv PLC* (Auto Components)	707	96,562
Archer-Daniels-Midland Co. (Food Products)	1,462	109,651
Arista Networks, Inc.* (Communications Equipment)	586	72,846
Arthur J. Gallagher & Co. (Insurance)	542	85,603
Assurant, Inc. (Insurance)	149	22,724
AT&T, Inc. (Diversified Telecommunication Services)	18,664	475,932
Atmos Energy Corp. (Gas Utilities)	346	37,098
Autodesk, Inc.* (Software)	575	143,629
Automatic Data Processing, Inc. (IT Services)	1,101	226,993
AutoZone, Inc.* (Specialty Retail)	55	109,249
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	365	89,144
Avery Dennison Corp. (Containers & Packaging)	216	44,371
Baker Hughes Co. - Class A (Energy Equipment & Services)	2,284	62,673
Ball Corp. (Containers & Packaging)	847	82,243
Bank of America Corp. (Banks)	18,823	868,492
Bath & Body Works, Inc. (Specialty Retail)	691	38,744
Baxter International, Inc. (Health Care Equipment & Supplies)	1,309	111,841
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	751	190,859
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	4,787	1,498,427
Best Buy Co., Inc. (Specialty Retail)	579	57,483
Biogen, Inc.* (Biotechnology)	384	86,784
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	56	33,585
Bio-Techne Corp. (Life Sciences Tools & Services)	103	38,770
BlackRock, Inc. - Class A (Capital Markets)	373	306,957
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	107	262,806
BorgWarner, Inc. (Auto Components)	627	27,494
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	372	41,694
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,724	159,760
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,801	376,427
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,076	630,406
Broadridge Financial Solutions, Inc. (IT Services)	305	48,562
Brown & Brown, Inc. (Insurance)	613	40,630
Brown-Forman Corp. - Class B (Beverages)	478	32,232
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	340	35,581
Cadence Design Systems, Inc.* (Software)	724	110,149
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	559	42,562
Campbell Soup Co. (Food Products)	529	23,339
Capital One Financial Corp. (Consumer Finance)	1,112	163,164

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraBull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Cardinal Health, Inc. (Health Care Providers & Services)	736	$37,956
CarMax, Inc.* (Specialty Retail)	424	47,136
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	2,103	41,660
Carrier Global Corp. (Building Products)	2,265	107,995
Catalent, Inc.* (Pharmaceuticals)	447	46,457
Caterpillar, Inc. (Machinery)	1,414	285,007
Cboe Global Markets, Inc. (Capital Markets)	279	33,070
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	875	88,673
CDW Corp. (Electronic Equipment, Instruments & Components)	355	67,113
Celanese Corp. (Chemicals)	285	44,377
Centene Corp.* (Health Care Providers & Services)	1,525	118,584
CenterPoint Energy, Inc. (Multi-Utilities)	1,644	46,624
Ceridian HCM Holding, Inc.* (Software)	356	26,992
Cerner Corp. (Health Care Technology)	769	70,133
CF Industries Holdings, Inc. (Chemicals)	561	38,636
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	132	43,528
Charter Communications, Inc.* - Class A (Media)	323	191,649
Chevron Corp. (Oil, Gas & Consumable Fuels)	5,038	661,641
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	74	109,933
Chubb, Ltd. (Insurance)	1,126	222,137
Church & Dwight Co., Inc. (Household Products)	638	65,491
Cigna Corp. (Health Care Providers & Services)	866	199,578
Cincinnati Financial Corp. (Insurance)	392	46,189
Cintas Corp. (Commercial Services & Supplies)	230	90,052
Cisco Systems, Inc. (Communications Equipment)	11,023	613,650
Citigroup, Inc. (Banks)	5,186	337,712
Citizens Financial Group, Inc. (Banks)	1,114	57,338
Citrix Systems, Inc. (Software)	326	33,232
CME Group, Inc. (Capital Markets)	939	215,501
CMS Energy Corp. (Multi-Utilities)	757	48,736
Cognizant Technology Solutions Corp. - Class A (IT Services)	1,373	117,282
Colgate-Palmolive Co. (Household Products)	2,203	181,637
Comcast Corp. - Class A (Media)	11,917	595,731
Comerica, Inc. (Banks)	343	31,824
Conagra Brands, Inc. (Food Products)	1,254	43,589
ConocoPhillips (Oil, Gas & Consumable Fuels)	3,446	305,385
Consolidated Edison, Inc. (Multi-Utilities)	925	79,966
Constellation Brands, Inc. - Class A (Beverages)	429	101,995
Copart, Inc.* (Commercial Services & Supplies)	558	72,122
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,007	84,374
Corteva, Inc. (Chemicals)	1,905	91,592
Costco Wholesale Corp. (Food & Staples Retailing)	1,155	583,424
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	2,126	46,559
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	1,130	206,236
CSX Corp. (Road & Rail)	5,797	198,373
Cummins, Inc. (Machinery)	374	82,609
CVS Health Corp. (Health Care Providers & Services)	3,450	367,460
D.R. Horton, Inc. (Household Durables)	852	76,016
Danaher Corp. (Health Care Equipment & Supplies)	1,662	474,983
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	339	47,416
DaVita, Inc.* (Health Care Providers & Services)	170	18,423
Deere & Co. (Machinery)	737	277,407
Delta Air Lines, Inc.* (Airlines)	1,673	66,401
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	571	30,503
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,646	83,238
DexCom, Inc.* (Health Care Equipment & Supplies)	253	108,911
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	445	56,141
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	742	110,729
Discover Financial Services (Consumer Finance)	766	88,665
Discovery, Inc.*(a) (Media)	442	12,336
Discovery, Inc.*(a) - Class C (Media)	794	21,716
DISH Network Corp.* - Class A (Media)	653	20,504
Dollar General Corp. (Multiline Retail)	610	127,173
Dollar Tree, Inc.* (Multiline Retail)	588	77,157
Dominion Energy, Inc. (Multi-Utilities)	2,117	170,756
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	95	43,192
Dover Corp. (Machinery)	376	63,886
Dow, Inc. (Chemicals)	1,933	115,458
DTE Energy Co. (Multi-Utilities)	506	60,938
Duke Energy Corp. (Electric Utilities)	2,010	211,172
Duke Realty Corp. (Equity Real Estate Investment Trusts)	995	57,491
DuPont de Nemours, Inc. (Chemicals)	1,354	103,716
DXC Technology Co.* (IT Services)	659	19,823
Eastman Chemical Co. (Chemicals)	351	41,744
Eaton Corp. PLC (Electrical Equipment)	1,042	165,083
eBay, Inc. (Internet & Direct Marketing Retail)	1,636	98,275
Ecolab, Inc. (Chemicals)	652	123,521
Edison International (Electric Utilities)	993	62,350
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,632	178,214
Electronic Arts, Inc. (Entertainment)	739	98,036
Eli Lilly & Co. (Pharmaceuticals)	2,075	509,184
Emerson Electric Co. (Electrical Equipment)	1,562	143,626
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	353	49,586
Entergy Corp. (Electric Utilities)	525	58,679
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,529	170,453

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraBull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued
	Shares		Value
EPAM Systems, Inc.* (IT Services)	148		$70,469
Equifax, Inc. (Professional Services)	319		76,483
Equinix, Inc. (Equity Real Estate Investment Trusts)	235		170,352
Equity Residential (Equity Real Estate Investment Trusts)	892		79,147
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	170		56,525
Etsy, Inc.* (Internet & Direct Marketing Retail)	331		51,993
Everest Re Group, Ltd. (Insurance)	103		29,190
Evergy, Inc. (Electric Utilities)	599		38,911
Eversource Energy (Electric Utilities)	899		80,452
Exelon Corp. (Electric Utilities)	2,557		148,178
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	382		70,017
Expeditors International of Washington, Inc. (Air Freight & Logistics)	443		50,715
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	350		69,367
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	11,064		840,421
F5, Inc.* (Communications Equipment)	158		32,804
FactSet Research Systems, Inc. (Capital Markets)	98		41,345
Fastenal Co. (Trading Companies & Distributors)	1,503		85,190
Federal Realty Investment Trust (Equity Real Estate Investment)	183		23,331
FedEx Corp. (Air Freight & Logistics)	639		157,105
Fidelity National Information Services, Inc. (IT Services)	1,591		190,793
Fifth Third Bancorp (Banks)	1,787		79,754
First Horizon Corp. (Banks)	–	†	5
First Republic Bank (Banks)	469		81,414
FirstEnergy Corp. (Electric Utilities)	1,423		59,709
Fiserv, Inc.* (IT Services)	1,553		164,152
FleetCor Technologies, Inc.* (IT Services)	212		50,511
FMC Corp. (Chemicals)	331		36,532
Ford Motor Co. (Automobiles)	10,260		208,278
Fortinet, Inc.* (Software)	355		105,520
Fortive Corp. (Machinery)	937		66,096
Fortune Brands Home & Security, Inc. (Building Products)	355		33,430
Fox Corp. - Class A (Media)	837		33,991
Fox Corp. - Class B (Media)	384		14,277
Franklin Resources, Inc. (Capital Markets)	734		23,466
Freeport-McMoRan, Inc. (Metals & Mining)	3,838		142,850
Garmin, Ltd. (Household Durables)	397		49,395
Gartner, Inc.* (IT Services)	215		63,186
Generac Holdings, Inc.* (Electrical Equipment)	165		46,593
General Dynamics Corp. (Aerospace & Defense)	606		128,533
General Electric Co. (Industrial Conglomerates)	2,870		271,158
General Mills, Inc. (Food Products)	1,583		108,720
General Motors Co.* (Automobiles)	3,795		200,110
Genuine Parts Co. (Distributors)	372		49,562
Gilead Sciences, Inc. (Biotechnology)	3,278		225,133
Global Payments, Inc. (IT Services)	758		113,609
Globe Life, Inc. (Insurance)	243		24,859
Halliburton Co. (Energy Equipment & Services)	2,340		71,932
Hartford Financial Services Group, Inc. (Insurance)	890		63,964
Hasbro, Inc. (Leisure Products)	339		31,351
HCA Healthcare, Inc. (Health Care Providers & Services)	626		150,271
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	1,409		49,836
Henry Schein, Inc.* (Health Care Providers & Services)	362		27,259
Hess Corp. (Oil, Gas & Consumable Fuels)	720		66,449
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,419		55,832
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	728		105,640
Hologic, Inc.* (Health Care Equipment & Supplies)	663		46,569
Honeywell International, Inc. (Industrial Conglomerates)	1,799		367,859
Hormel Foods Corp. (Food Products)	737		34,985
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	1,866		32,356
Howmet Aerospace, Inc. (Aerospace & Defense)	1,005		31,245
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,012		110,631
Humana, Inc. (Health Care Providers & Services)	336		131,880
Huntington Bancshares, Inc. (Banks)	3,781		56,942
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	105		19,656
IDEX Corp. (Machinery)	199		42,873
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	222		112,621
IHS Markit, Ltd. (Professional Services)	1,042		121,695
Illinois Tool Works, Inc. (Machinery)	747		174,738
Illumina, Inc.* (Life Sciences Tools & Services)	409		142,667
Incyte Corp.* (Biotechnology)	491		36,496
Ingersoll Rand, Inc. (Machinery)	1,065		59,864
Intel Corp. (Semiconductors & Semiconductor Equipment)	10,630		518,957
Intercontinental Exchange, Inc. (Capital Markets)	1,473		186,570
International Business Machines Corp. (IT Services)	2,344		313,088
International Flavors & Fragrances, Inc. (Chemicals)	665		87,727
International Paper Co. (Containers & Packaging)	1,012		48,829
Intuit, Inc. (Software)	740		410,870
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	933		265,140
Invesco, Ltd. (Capital Markets)	892		20,213
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	93		14,366
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	499		122,205
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	757		34,761

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraBull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued
	Shares	Value
J.B. Hunt Transport Services, Inc. (Road & Rail)	220	$42,359
Jack Henry & Associates, Inc. (IT Services)	194	32,555
Jacobs Engineering Group, Inc. (Professional Services)	341	44,391
Johnson & Johnson (Pharmaceuticals)	6,881	1,185,528
Johnson Controls International PLC (Building Products)	1,852	134,585
JPMorgan Chase & Co. (Banks)	7,722	1,147,488
Juniper Networks, Inc. (Communications Equipment)	850	29,597
Kellogg Co. (Food Products)	669	42,147
KeyCorp (Banks)	2,433	60,971
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	481	81,202
Kimberly-Clark Corp. (Household Products)	880	121,132
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,611	39,083
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	5,097	88,484
KLA Corp. (Semiconductors & Semiconductor Equipment)	396	154,151
L3Harris Technologies, Inc. (Aerospace & Defense)	513	107,366
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	250	67,840
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	368	217,091
Lamb Weston Holding, Inc. (Food Products)	382	24,528
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	899	39,376
Leidos Holdings, Inc. (Professional Services)	367	32,828
Lennar Corp. - Class A (Household Durables)	711	68,334
Lincoln National Corp. (Insurance)	444	31,071
Linde PLC (Chemicals)	1,339	426,714
Live Nation Entertainment, Inc.* (Entertainment)	353	38,657
LKQ Corp. (Distributors)	701	38,478
Lockheed Martin Corp. (Aerospace & Defense)	642	249,821
Loews Corp. (Insurance)	524	31,262
Lowe's Cos., Inc. (Specialty Retail)	1,810	429,604
Lumen Technologies, Inc. (Diversified Telecommunication Services)	2,408	29,763
LyondellBasell Industries N.V. - Class A (Chemicals)	687	66,454
M&T Bank Corp. (Banks)	336	56,912
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	2,035	39,621
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,609	115,446
MarketAxess Holdings, Inc. (Capital Markets)	99	34,104
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	716	115,283
Marsh & McLennan Cos., Inc. (Insurance)	1,320	202,805
Martin Marietta Materials, Inc. (Construction Materials)	163	63,427
Masco Corp. (Building Products)	638	40,405
Mastercard, Inc. - Class A (IT Services)	2,267	875,923
Match Group, Inc.* (Interactive Media & Services)	740	83,398
McCormick & Co., Inc. (Food Products)	652	65,402
McDonald's Corp. (Hotels, Restaurants & Leisure)	1,953	506,705
McKesson Corp. (Health Care Providers & Services)	399	102,431
Medtronic PLC (Health Care Equipment & Supplies)	3,517	363,974
Merck & Co., Inc. (Pharmaceuticals)	6,602	537,931
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	6,186	1,937,826
MetLife, Inc. (Insurance)	1,869	125,335
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	60	88,361
MGM Resorts International (Hotels, Restaurants & Leisure)	1,017	43,446
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,450	112,346
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,923	240,475
Microsoft Corp. (Software)	19,623	6,102,362
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	301	62,211
Moderna, Inc.* (Biotechnology)	922	156,122
Mohawk Industries, Inc.* (Household Durables)	143	22,575
Molson Coors Beverage Co. - Class B (Beverages)	492	23,449
Mondelez International, Inc. - Class A (Food Products)	3,646	244,392
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	113	45,531
Monster Beverage Corp.* (Beverages)	982	85,159
Moody's Corp. (Capital Markets)	423	145,089
Morgan Stanley (Capital Markets)	3,752	384,729
Motorola Solutions, Inc. (Communications Equipment)	441	102,286
MSCI, Inc. - Class A (Capital Markets)	215	115,266
Nasdaq, Inc. (Capital Markets)	306	54,838
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	584	50,522
Netflix, Inc.* (Entertainment)	1,158	494,628
Newell Brands, Inc. (Household Durables)	990	22,978
Newmont Corp. (Metals & Mining)	2,084	127,478
News Corp. - Class A (Media)	1,027	22,840
News Corp. - Class B (Media)	318	7,072
NextEra Energy, Inc. (Electric Utilities)	5,128	400,600
Nielsen Holdings PLC (Professional Services)	938	17,691
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	3,340	494,554
NiSource, Inc. (Multi-Utilities)	1,026	29,939
Norfolk Southern Corp. (Road & Rail)	636	172,986
Northern Trust Corp. (Capital Markets)	543	63,336
Northrop Grumman Corp. (Aerospace & Defense)	389	143,891
NortonLifelock, Inc. (Software)	1,520	39,535
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	967	20,143
NRG Energy, Inc. (Electric Utilities)	640	25,555

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraBull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued
	Shares	Value
Nucor Corp. (Metals & Mining)	747	$75,746
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	6,535	1,600,159
NVR, Inc.* (Household Durables)	9	47,945
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	695	142,781
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,319	87,357
Old Dominion Freight Line, Inc. (Road & Rail)	243	73,369
Omnicom Group, Inc. (Media)	556	41,900
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,166	70,753
Oracle Corp. (Software)	4,215	342,089
O'Reilly Automotive, Inc.* (Specialty Retail)	176	114,708
Organon & Co. (Pharmaceuticals)	663	21,156
Otis Worldwide Corp. (Machinery)	1,110	94,827
PACCAR, Inc. (Machinery)	908	84,435
Packaging Corp. of America (Containers & Packaging)	248	37,356
Parker-Hannifin Corp. (Machinery)	337	104,473
Paychex, Inc. (IT Services)	839	98,801
Paycom Software, Inc.* (Software)	126	42,248
PayPal Holdings, Inc.* (IT Services)	3,070	527,856
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	434	19,795
Pentair PLC (Machinery)	432	27,518
People's United Financial, Inc. (Banks)	1,119	21,686
PepsiCo, Inc. (Beverages)	3,613	626,927
PerkinElmer, Inc. (Life Sciences Tools & Services)	330	56,816
Pfizer, Inc. (Pharmaceuticals)	14,670	772,962
Philip Morris International, Inc. (Tobacco)	4,069	418,496
Phillips 66 (Oil, Gas & Consumable Fuels)	1,145	97,085
Pinnacle West Capital Corp. (Electric Utilities)	295	20,535
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	594	130,021
Pool Corp. (Distributors)	105	50,006
PPG Industries, Inc. (Chemicals)	620	96,844
PPL Corp. (Electric Utilities)	1,962	58,232
Principal Financial Group, Inc. (Insurance)	644	47,051
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,932	302,976
Prudential Financial, Inc. (Insurance)	988	110,231
PTC, Inc.* (Software)	276	32,088
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,322	87,953
Public Storage (Equity Real Estate Investment Trusts)	399	143,053
PulteGroup, Inc. (Household Durables)	662	34,881
PVH Corp. (Textiles, Apparel & Luxury Goods)	186	17,672
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	288	39,537
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	2,927	514,450
Quanta Services, Inc. (Construction & Engineering)	372	38,212
Quest Diagnostics, Inc. (Health Care Providers & Services)	321	43,341
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	127	14,077
Raymond James Financial, Inc. (Capital Markets)	484	51,241
Raytheon Technologies Corp. (Aerospace & Defense)	3,912	352,823
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,479	102,657
Regency Centers Corp. (Equity Real Estate Investment Trusts)	403	28,915
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	276	167,971
Regions Financial Corp. (Banks)	2,491	57,144
Republic Services, Inc. (Commercial Services & Supplies)	547	69,830
ResMed, Inc. (Health Care Equipment & Supplies)	381	87,097
Robert Half International, Inc. (Professional Services)	291	32,959
Rockwell Automation, Inc. (Electrical Equipment)	303	87,634
Rollins, Inc. (Commercial Services & Supplies)	592	18,263
Roper Technologies, Inc. (Industrial Conglomerates)	276	120,656
Ross Stores, Inc. (Specialty Retail)	929	90,810
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	586	45,597
S&P Global, Inc. (Capital Markets)	630	261,589
Salesforce.com, Inc.* (Software)	2,559	595,300
SBA Communications Corp. (Equity Real Estate Investment Trusts)	284	92,425
Schlumberger, Ltd. (Energy Equipment & Services)	3,666	143,230
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	535	57,325
Sealed Air Corp. (Containers & Packaging)	387	26,285
Sempra Energy (Multi-Utilities)	835	115,363
ServiceNow, Inc.* (Software)	520	304,606
Signature Bank (Banks)	158	48,132
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	859	126,445
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	432	63,297
Snap-on, Inc. (Machinery)	140	29,155
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	137	32,636
Southwest Airlines Co.* (Airlines)	1,547	69,245
Stanley Black & Decker, Inc. (Machinery)	426	74,401
Starbucks Corp. (Hotels, Restaurants & Leisure)	3,084	303,219
State Street Corp. (Capital Markets)	956	90,342
STERIS PLC (Health Care Equipment & Supplies)	261	58,568
Stryker Corp. (Health Care Equipment & Supplies)	878	217,788
SVB Financial Group* (Banks)	153	89,337
Synchrony Financial (Consumer Finance)	1,430	60,904
Synopsys, Inc.* (Software)	399	123,890
Sysco Corp. (Food & Staples Retailing)	1,340	104,721
T. Rowe Price Group, Inc. (Capital Markets)	587	90,650

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraBull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued
	Shares	Value
Take-Two Interactive Software, Inc.* (Entertainment)	301	$49,165
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	719	27,286
Target Corp. (Multiline Retail)	1,275	281,048
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	853	121,988
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	122	51,414
Teleflex, Inc. (Health Care Equipment & Supplies)	122	37,843
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	426	50,025
Tesla, Inc.* (Automobiles)	2,126	1,991,467
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,414	433,289
Textron, Inc. (Aerospace & Defense)	576	39,203
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,743	38,660
The Allstate Corp. (Insurance)	749	90,382
The Bank of New York Mellon Corp. (Capital Markets)	1,985	117,631
The Boeing Co.* (Aerospace & Defense)	1,444	289,147
The Charles Schwab Corp. (Capital Markets)	3,929	344,572
The Clorox Co. (Household Products)	321	53,883
The Coca-Cola Co. (Beverages)	10,160	619,862
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	129	51,381
The Estee Lauder Co., Inc. (Personal Products)	606	188,945
The Gap, Inc. (Specialty Retail)	560	10,119
The Goldman Sachs Group, Inc. (Capital Markets)	887	314,601
The Hershey Co. (Food Products)	380	74,887
The Home Depot, Inc. (Specialty Retail)	2,757	1,011,764
The Interpublic Group of Cos., Inc. (Media)	1,029	36,571
The JM Smucker Co. - Class A (Food Products)	283	39,784
The Kraft Heinz Co. (Food Products)	1,855	66,409
The Kroger Co. (Food & Staples Retailing)	1,769	77,111
The Mosaic Co. (Chemicals)	968	38,672
The PNC Financial Services Group, Inc. (Banks)	1,105	227,619
The Procter & Gamble Co. (Household Products)	6,325	1,014,846
The Progressive Corp. (Insurance)	1,529	166,141
The Sherwin-Williams Co. (Chemicals)	630	180,502
The Southern Co. (Electric Utilities)	2,770	192,488
The TJX Cos., Inc. (Specialty Retail)	3,143	226,202
The Travelers Cos., Inc. (Insurance)	643	106,854
The Walt Disney Co.* (Entertainment)	4,749	678,965
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	3,176	95,089
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,030	598,740
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,534	165,933
Tractor Supply Co. (Specialty Retail)	297	64,838
Trane Technologies PLC (Building Products)	621	107,495
TransDigm Group, Inc.* (Aerospace & Defense)	137	84,418
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	656	47,337
Truist Financial Corp. (Banks)	3,488	219,116
Twitter, Inc.* (Interactive Media & Services)	2,090	78,396
Tyler Technologies, Inc.* (Software)	107	50,697
Tyson Foods, Inc. - Class A (Food Products)	771	70,076
U.S. Bancorp (Banks)	3,527	205,236
UDR, Inc. (Equity Real Estate Investment Trusts)	760	43,198
Ulta Beauty, Inc.* (Specialty Retail)	142	51,651
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	493	9,283
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	562	8,986
Union Pacific Corp. (Road & Rail)	1,680	410,844
United Airlines Holdings , Inc.* (Airlines)	846	36,276
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,906	385,411
United Rentals, Inc.* (Trading Companies & Distributors)	189	60,503
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,462	1,163,468
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	191	24,841
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,069	88,695
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,043	55,300
VeriSign, Inc.* (IT Services)	253	54,947
Verisk Analytics, Inc. (Professional Services)	421	82,571
Verizon Communications, Inc. (Diversified Telecommunication Services)	10,820	575,948
Vertex Pharmaceuticals, Inc.* (Biotechnology)	665	161,628
VF Corp. (Textiles, Apparel & Luxury Goods)	852	55,559
ViacomCBS, Inc. - Class B (Media)	1,586	53,052
Viatris, Inc. (Pharmaceuticals)	3,161	47,320
Visa, Inc. - Class A (IT Services)	4,384	991,528
Vornado Realty Trust (Equity Real Estate Investment Trusts)	416	17,060
Vulcan Materials Co. (Construction Materials)	347	66,037
W.R. Berkley Corp. (Insurance)	365	30,843
W.W. Grainger, Inc. (Trading Companies & Distributors)	113	55,947
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,877	93,400
Walmart, Inc. (Food & Staples Retailing)	3,716	519,534
Waste Management, Inc. (Commercial Services & Supplies)	1,006	151,342
Waters Corp.* (Life Sciences Tools & Services)	160	51,219
WEC Energy Group, Inc. (Multi-Utilities)	824	79,961
Wells Fargo & Co. (Banks)	10,419	560,542
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,138	98,585
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	194	76,285

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraBull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued
	Shares	Value
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	814	$42,116
Westinghouse Air Brake Technologies Corp. (Machinery)	488	43,383
WestRock Co. (Containers & Packaging)	698	32,220
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,958	79,162
Whirlpool Corp. (Household Durables)	159	33,420
Willis Towers Watson PLC (Insurance)	326	76,271
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	275	23,499
Xcel Energy, Inc. (Electric Utilities)	1,408	98,081
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	648	125,420
Xylem, Inc. (Machinery)	471	49,464
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	766	95,880
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	140	71,277
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	546	67,169
Zions Bancorp (Banks)	409	27,738
Zoetis, Inc. (Pharmaceuticals)	1,237	247,140
TOTAL COMMON STOCKS (Cost $43,612,548)		99,931,811

Repurchase Agreements(b)(c) (23.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $30,137,000	$30,137,000	$30,137,000
TOTAL REPURCHASE AGREEMENTS
(Cost $30,137,000)		30,137,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(e)	30,198	$30,198
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $30,198)		30,198
TOTAL INVESTMENT SECURITIES
(Cost $73, 779,746) - 100.5%		130,099,009
Net other assets (liabilities) - (0.5)%		(668,277)
NET ASSETS - 100.0%		$129,430,732

†	Number of shares is less than 0.50.
*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2022. The total value of securities on loan as of January 31, 2022 was $30,332.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $30,137,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2022.

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2022

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/28/22	0 .68%	$60,896,707	$2,276,162
SPDR S&P 500 ETF	Goldman Sachs International	2/28/22	0 .59%	10,917,310	452,364
				$71,814,017	$2,728,526

S&P 500	UBS AG	2/28/22	0 .58%	$66,171,321	$2,774,991
SPDR S&P 500 ETF	UBS AG	2/28/22	0 .18%	20,057,383	831,953
				$86,228,704	$3,606,944
				$158,042,721	$6,335,470

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2022

UltraBull ProFund invested in the following industries as of January 31, 2022:
	Value	% of Net Assets
Aerospace & Defense	$1,446,103	1.1%
Air Freight & Logistics	628,812	0.5%
Airlines	217,744	0.2%
Auto Components	124,056	0.1%
Automobiles	2,399,855	1.9%
Banks	4,235,403	3.3%
Beverages	1,489,623	1.1%
Biotechnology	1,801,280	1.4%
Building Products	479,223	0.4%
Capital Markets	2,983,969	2.3%
Chemicals	1,723,382	1.3%
Commercial Services & Supplies	401,609	0.3%
Communications Equipment	851,183	0.7%
Construction & Engineering	38,212	NM
Construction Materials	129,464	0.1%
Consumer Finance	607,457	0.5%
Containers & Packaging	319,429	0.2%
Distributors	138,046	0.1%
Diversified Financial Services	1,498,427	1.2%
Diversified Telecommunication Services	1,081,644	0.8%
Electric Utilities	1,613,055	1.2%
Electrical Equipment	525,682	0.4%
Electronic Equipment, Instruments & Components	663,470	0.5%
Energy Equipment & Services	277,835	0.2%
Entertainment	1,520,315	1.2%
Equity Real Estate Investment Trusts	2,583,221	2.0%
Food & Staples Retailing	1,378,190	1.1%
Food Products	947,909	0.7%
Gas Utilities	37,098	NM
Health Care Equipment & Supplies	3,358,867	2.6%
Health Care Providers & Services	2,786,174	2.2%
Health Care Technology	70,133	0.1%
Hotels, Restaurants & Leisure	1,936,169	1.5%
Household Durables	355,544	0.3%
Household Products	1,436,989	1.1%
Independent Power and Renewable Electricity Producers	38,660	NM
Industrial Conglomerates	1,009,699	0.8%
Insurance	1,938,036	1.5%
Interactive Media & Services	6,210,503	4.8%
Internet & Direct Marketing Retail	3,560,544	2.7%
IT Services	4,592,523	3.5%
Leisure Products	31,351	NM
Life Sciences Tools & Services	1,286,232	1.0%
Machinery	1,560,136	1.2%
Media	1,051,639	0.8%
Metals & Mining	346,074	0.3%
Multiline Retail	485,378	0.4%
Multi-Utilities	779,959	0.6%
Oil, Gas & Consumable Fuels	3,074,354	2.4%
Personal Products	188,945	0.1%
Pharmaceuticals	3,744,105	2.9%
Professional Services	408,618	0.3%
Real Estate Management & Development	88,673	0.1%
Road & Rail	897,931	0.7%
Semiconductors & Semiconductor Equipment	5,887,029	4.5%
Software	9,205,397	7.1%
Specialty Retail	2,290,507	1.8%
Technology Hardware, Storage & Peripherals	7,435,915	5.7%
Textiles, Apparel & Luxury Goods	627,417	0.5%
Tobacco	662,822	0.5%
Trading Companies & Distributors	201,640	0.2%
Water Utilities	76,219	0.1%
Wireless Telecommunication Services	165,933	0.1%
Other **	29,498,921	22.8%
Total	$129,430,732	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks (80.9%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	604	$10,286
1Life Healthcare, Inc.* (Health Care Providers & Services)	2,646	29,529
1st Source Corp. (Banks)	384	19,154
1stdibs.com, Inc.* (Internet & Direct Marketing Retail)	153	1,576
22nd Century Group, Inc.* (Tobacco)	3,654	7,929
2seventy bio, Inc.* (Biotechnology)	511	9,540
2U, Inc.* (Diversified Consumer Services)	1,646	26,566
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	2,813	50,353
4D Molecular Therapeutics, Inc.* (Biotechnology)	627	9,907
89bio, Inc.* (Biotechnology)	224	1,319
8x8, Inc.* (Software)	2,561	39,311
9 Meters Biopharma, Inc.* (Pharmaceuticals)	5,138	3,921
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	423	6,692
A10 Networks, Inc. (Software)	1,364	20,187
AAON, Inc. (Building Products)	952	61,166
AAR Corp.* (Aerospace & Defense)	772	31,088
Aaron's Co., Inc. (The) (Specialty Retail)	709	15,010
Abercrombie & Fitch Co.* (Specialty Retail)	1,329	51,831
ABM Industries, Inc. (Commercial Services & Supplies)	1,529	63,744
Absci Corp.* (Life Sciences Tools & Services)	315	2,120
Acacia Research Corp.* (Professional Services)	1,113	5,009
Academy Sports & Outdoors, Inc.* (Leisure Products)	1,764	68,619
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	2,716	61,083
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,971	39,006
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,277	16,103
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	749	2,494
ACCO Brands Corp. (Commercial Services & Supplies)	2,110	17,175
Accolade, Inc.* (Health Care Technology)	1,141	21,793
Accuray, Inc.* (Health Care Equipment & Supplies)	2,045	7,464
ACI Worldwide, Inc.* (Software)	2,678	92,043
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	1,158	12,645
Acumen Pharmaceuticals, Inc.* (Biotechnology)	228	1,167
Acushnet Holdings Corp. (Leisure Products)	778	36,333
Acutus Medical, Inc.* (Health Care Equipment & Supplies)	434	985
Adagio Therapeutics, Inc.* (Biotechnology)	478	3,432
AdaptHealth Corp.* (Health Care Providers & Services)	1,621	30,637
Addus HomeCare Corp.* (Health Care Providers & Services)	348	27,781
Adicet Bio, Inc.* (Pharmaceuticals)	475	5,995
Adient PLC* (Auto Components)	2,149	90,194
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,124	33,068
ADTRAN, Inc. (Communications Equipment)	1,095	21,035
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	856	73,770
AdvanSix, Inc. (Chemicals)	619	26,054
Advantage Solutions, Inc.* (Media)	1,734	12,624
Advent Technologies Holdings, Inc.* (Electrical Equipment)	357	1,514
Adverum Biotechnologies, Inc.* (Biotechnology)	1,972	3,254
Aeglea BioTherapeutics, Inc.* (Biotechnology)	917	3,943
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	614	5,630
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	959	7,058
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	1,700	65,603
Aerovate Therapeutics, Inc.* (Biotechnology)	229	2,707
AeroVironment, Inc.* (Aerospace & Defense)	510	29,029
AerSale Corp.* (Aerospace & Defense)	215	3,059
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,399	12,547
AFC Gamma, Inc. (Mortgage Real Estate Investment Trusts)	282	5,553
Affimed N.V.* (Biotechnology)	2,635	10,751
AgEagle Aerial Systems, Inc.* (Machinery)	1,540	1,848
Agenus, Inc.* (Biotechnology)	4,965	13,703
Agiliti, Inc.* (Health Care Providers & Services)	531	10,158
Agilysys, Inc.* (Software)	482	18,345
Agios Pharmaceuticals, Inc.* (Biotechnology)	1,233	38,087
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,563	102,189
Air Transport Services Group, Inc.* (Air Freight & Logistics)	1,340	35,979
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	149	2,192
aka Brands Holding Corp.* (Internet & Direct Marketing Retail)	216	1,531
Akebia Therapeutics, Inc.* (Biotechnology)	3,958	7,876
Akero Therapeutics, Inc.* (Biotechnology)	584	10,232
Akouos, Inc.* (Biotechnology)	545	3,526
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,109	6,709
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	305	3,465
Alamo Group, Inc. (Machinery)	226	31,832
Alarm.com Holdings, Inc.* (Software)	1,073	80,014
Alaunos Therapeutics, Inc.* (Biotechnology)	4,757	5,138
Albany International Corp. - Class A (Machinery)	698	58,430
Albireo Pharma, Inc.* (Biotechnology)	382	10,883
Aldeyra Therapeutics, Inc.* (Biotechnology)	1,101	4,041
Alector, Inc.* (Biotechnology)	1,327	21,046
Alerus Financial Corp. (Diversified Financial Services)	342	9,691
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	1,640	37,638
Alexander's, Inc. (Equity Real Estate Investment Trusts)	49	12,900

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Alignment Healthcare, Inc.* (Health Care Providers & Services)	1,800	$13,680
Aligos Therapeutics, Inc.* (Biotechnology)	479	1,528
Alkami Technology, Inc.* (Software)	645	9,894
Alkermes PLC* (Biotechnology)	3,641	92,846
Allakos, Inc.* (Biotechnology)	805	5,442
Allegheny Technologies, Inc.* (Metals & Mining)	2,891	52,876
Allegiance Bancshares, Inc. (Banks)	431	18,977
Allegiant Travel Co.* (Airlines)	348	62,173
ALLETE, Inc. (Electric Utilities)	1,192	76,085
Allied Motion Technologies, Inc. (Electrical Equipment)	264	9,464
Allogene Therapeutics, Inc.* (Biotechnology)	1,543	17,667
Allovir, Inc.* (Biotechnology)	669	5,459
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,757	55,747
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	484	21,795
Alpha Teknova, Inc.* (Biotechnology)	158	2,493
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	1,608	16,627
Alpine Immune Sciences, Inc.* (Biotechnology)	264	2,244
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	429	5,847
Altair Engineering, Inc.* - Class A (Software)	1,050	66,066
Altimmune, Inc.* (Biotechnology)	900	7,263
Alto Ingredients, Inc.* (Oil, Gas & Consumable Fuels)	1,623	8,407
Altra Industrial Motion Corp. (Machinery)	1,471	71,020
Altus Midstream Co. - Class A (Oil, Gas & Consumable Fuels)	74	4,664
ALX Oncology Holdings, Inc.* (Biotechnology)	404	6,464
Amalgamated Financial Corp. (Banks)	309	5,256
A-Mark Precious Metals, Inc. (Diversified Financial Services)	202	12,504
Ambac Financial Group, Inc.* (Insurance)	1,031	14,609
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	801	112,260
AMC Entertainment Holdings, Inc.* (Entertainment)	11,716	188,159
AMC Networks, Inc.* - Class A (Media)	661	28,178
Amerant Bancorp, Inc. (Banks)	612	20,808
Ameresco, Inc.* - Class A (Construction & Engineering)	701	35,478
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	1,133	40,754
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	2,557	20,814
American Eagle Outfitters, Inc. (Specialty Retail)	3,459	78,969
American Equity Investment Life Holding Co. (Insurance)	1,874	77,096
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	2,818	23,277
American National Bankshares, Inc. (Banks)	237	8,959
American National Group, Inc. (Insurance)	169	31,906
American Outdoor Brands, Inc.* (Leisure Products)	320	5,306
American Public Education, Inc.* (Diversified Consumer Services)	422	9,027
American Software, Inc. - Class A (Software)	714	16,415
American States Water Co. (Water Utilities)	837	77,198
American Superconductor Corp.* (Electrical Equipment)	627	5,141
American Vanguard Corp. (Chemicals)	666	10,103
American Well Corp.* - Class A (Health Care Technology)	4,156	19,658
American Woodmark Corp.* (Building Products)	376	22,534
America's Car-Mart, Inc.* (Specialty Retail)	136	12,909
Ameris Bancorp (Banks)	1,510	74,458
AMERISAFE, Inc. (Insurance)	435	22,846
Amicus Therapeutics, Inc.* (Biotechnology)	5,975	56,225
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,317	51,020
AMMO, Inc.* (Leisure Products)	1,980	9,187
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	1,067	108,129
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	2,263	10,025
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	840	19,396
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	4,368	2,261
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	4,014	18,304
AnaptysBio, Inc.* (Biotechnology)	438	14,003
Anavex Life Sciences Corp.* (Biotechnology)	1,519	19,869
Angel Oak Mortgage, Inc. (Mortgage Real Estate Investment Trusts)	165	2,820
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	852	18,429
Angion Biomedica Corp.* (Pharmaceuticals)	494	1,334
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	248	10,024
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	328	10,430
Annexon, Inc.* (Biotechnology)	708	5,310
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	3,777	12,728
Anterix, Inc.* (Diversified Telecommunication Services)	264	13,533
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	6,492	126,788
Apartment Investment and Management Co.* (Equity Real Estate Investment Trusts)	3,431	24,120
Apellis Pharmaceuticals, Inc.* (Biotechnology)	1,622	65,318
API Group Corp.* (Construction & Engineering)	4,580	102,134
Apogee Enterprises, Inc. (Building Products)	563	25,138
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	3,179	43,393
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	853	43,912

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Appfolio, Inc.* (Software)	433	$49,908
AppHarvest, Inc.* (Food Products)	1,583	4,733
Appian Corp.* (Software)	891	50,226
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	4,863	78,440
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	872	85,439
Applied Molecular Transport, Inc.* (Biotechnology)	568	5,351
Applied Therapeutics, Inc.* (Biotechnology)	402	1,238
Apria, Inc.* (Health Care Providers & Services)	446	16,685
Apyx Medical Corp.* (Health Care Equipment & Supplies)	708	8,142
AquaBounty Technologies, Inc.* (Biotechnology)	1,191	2,108
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	3,265	57,170
Arbutus Biopharma Corp.* (Biotechnology)	1,823	5,123
ArcBest Corp. (Road & Rail)	575	50,853
Arch Resources, Inc. (Oil, Gas & Consumable Fuels)	343	32,462
Archrock, Inc. (Energy Equipment & Services)	3,057	25,801
Arcimoto, Inc.* (Automobiles)	650	3,972
Arconic Corp.* (Metals & Mining)	2,425	75,005
Arcosa, Inc. (Construction & Engineering)	1,100	51,326
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	479	12,516
Arcus Biosciences, Inc.* (Biotechnology)	1,017	31,324
Arcutis Biotherapeutics, Inc.* (Biotechnology)	628	9,489
Ardelyx, Inc.* (Biotechnology)	2,193	1,812
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,402	128,956
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	992	14,572
Argan, Inc. (Construction & Engineering)	339	12,594
Argo Group International Holdings, Ltd. (Insurance)	720	40,882
Aris Water Solution, Inc. - Class A (Commercial Services & Supplies)	442	5,114
Arko Corp.* (Specialty Retail)	2,733	22,465
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,914	16,633
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,371	19,235
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	2,020	18,948
Array Technologies, Inc.* (Electrical Equipment)	2,899	30,555
Arrow Financial Corp. (Banks)	314	11,109
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	2,294	121,031
Arteris, Inc.* (Software)	114	1,686
Artesian Resources Corp. - Class A (Water Utilities)	185	8,917
Artisan Partners Asset Management, Inc. (Capital Markets)	1,329	57,426
Artivion, Inc.* (Health Care Equipment & Supplies)	861	15,326
Arvinas, Inc.* (Pharmaceuticals)	1,070	76,494
Asana, Inc.* - Class A (Software)	1,611	84,545
Asbury Automotive Group, Inc.* (Specialty Retail)	526	84,670
Asensus Surgical, Inc.* (Health Care Equipment & Supplies)	5,317	4,715
ASGN, Inc.* (Professional Services)	1,156	132,790
Ashford Hospitality Trust, Inc.* (Equity Real Estate Investment Trusts)	385	2,999
Aspen Aerogels, Inc.* (Energy Equipment & Services)	501	14,880
Aspira Women's Health, Inc.* (Health Care Equipment & Supplies)	1,650	1,997
Assetmark Financial Holdings, Inc.* (Capital Markets)	413	9,908
Associated Banc-Corp. (Banks)	3,372	80,591
Associated Capital Group, Inc. - Class A (Capital Markets)	38	1,706
Astec Industries, Inc. (Machinery)	515	32,594
Astronics Corp.* (Aerospace & Defense)	566	6,809
Atara Biotherapeutics, Inc.* (Biotechnology)	1,972	30,290
Atea Pharmaceuticals, Inc.* (Biotechnology)	1,466	10,467
Aterian, Inc.* (Household Durables)	588	1,905
Athenex, Inc.* (Biotechnology)	1,962	2,001
Athersys, Inc.* (Biotechnology)	4,648	4,602
Athira Pharma, Inc.* (Pharmaceuticals)	732	7,540
Atkore, Inc.* (Electrical Equipment)	1,041	112,199
Atlantic Capital Bancshares, Inc.* (Banks)	447	13,464
Atlantic Union Bankshares (Banks)	1,711	69,672
Atlanticus Holdings Corp.* (Consumer Finance)	112	7,203
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	653	52,455
Atlas Technical Consultants, Inc.* (Professional Services)	327	3,175
ATN International, Inc. (Diversified Telecommunication Services)	252	9,999
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	461	6,514
Atossa Therapeutics, Inc.* (Health Care Equipment & Supplies)	2,655	3,637
Atreca, Inc.* - Class A (Biotechnology)	589	1,249
AtriCure, Inc.* (Health Care Equipment & Supplies)	1,017	66,756
Atrion Corp. (Health Care Equipment & Supplies)	32	19,373
Aura Biosciences, Inc.* (Biotechnology)	124	2,263
Avalo Therapeutics, Inc.* (Pharmaceuticals)	1,414	1,390
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	1,092	33,044
Avaya Holdings Corp.* - Class C (Software)	1,873	34,126
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	895	4,914
Aviat Networks, Inc.* (Communications Equipment)	248	7,197
Avid Bioservices, Inc.* (Biotechnology)	1,367	25,795
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	819	25,684
Avidity Biosciences, Inc.* (Biotechnology)	855	14,210
AvidXchange Holdings, Inc.* (Software)	571	5,916
Avient Corp. (Chemicals)	2,066	102,825
Avis Budget Group, Inc.* (Road & Rail)	938	165,257
Avista Corp. (Multi-Utilities)	1,607	71,447
Avita Medical, Inc.* (Biotechnology)	551	5,328

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Avrobio, Inc.* (Biotechnology)	860	$1,668
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	756	47,333
AxoGen, Inc.* (Health Care Equipment & Supplies)	876	7,630
Axonics, Inc.* (Health Care Equipment & Supplies)	1,040	49,327
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	1,294	66,641
Axsome Therapeutics, Inc.* (Pharmaceuticals)	631	17,315
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	919	6,883
AZZ, Inc. (Electrical Equipment)	562	26,740
B Riley Financial, Inc. (Capital Markets)	459	28,261
B&G Foods, Inc. (Food Products)	1,454	45,219
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	1,256	8,918
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	663	67,076
Balchem Corp. (Chemicals)	732	107,559
Bally's Corp.* (Hotels, Restaurants & Leisure)	739	26,412
Banc of California, Inc. (Banks)	1,244	24,034
BancFirst Corp. (Banks)	389	29,156
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	704	11,602
Bandwidth, Inc.* (Diversified Telecommunication Services)	524	32,808
Bank First Corp. (Banks)	150	10,499
Bank of Marin Bancorp (Banks)	350	13,052
BankUnited, Inc. (Banks)	2,020	84,335
Banner Corp. (Banks)	775	48,135
Bar Harbor Bankshares (Banks)	335	10,231
Barnes & Noble Education, Inc.* (Specialty Retail)	1,025	6,171
Barnes Group, Inc. (Machinery)	1,074	48,513
Barrett Business Services, Inc. (Professional Services)	170	10,880
Bassett Furniture Industries, Inc. (Household Durables)	209	3,879
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	1,267	69,520
Beam Global* (Electrical Equipment)	199	2,623
Beam Therapeutics, Inc.* (Biotechnology)	1,158	80,145
Beauty Health Co. (The)* (Personal Products)	1,954	27,747
Beazer Homes USA, Inc.* (Household Durables)	665	12,130
Bed Bath & Beyond, Inc.* (Specialty Retail)	2,303	37,401
Belden, Inc. (Electronic Equipment, Instruments & Components)	1,004	56,174
BellRing Brands, Inc.* - Class A (Personal Products)	905	22,046
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	799	19,288
Benefitfocus, Inc.* (Software)	567	6,316
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	1,098	10,662
Berkshire Hills Bancorp, Inc. (Banks)	1,110	32,845
Berry Corp. (Oil, Gas & Consumable Fuels)	1,531	13,304
Beyondspring, Inc.* (Biotechnology)	508	1,641
BGC Partners, Inc. - Class A (Capital Markets)	7,171	30,262
Big 5 Sporting Goods Corp. (Specialty Retail)	472	9,294
Big Lots, Inc. (Multiline Retail)	731	30,636
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	1,098	35,894
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	18	2,133
BioAtla, Inc.* (Biotechnology)	352	3,365
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	4,081	63,051
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	2,114	7,737
Biodesix, Inc.* (Health Care Providers & Services)	279	1,113
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	1,264	167,949
BioLife Solutions, Inc.* (Health Care Equipment & Supplies)	236	7,042
Biomea Fusion, Inc.* (Biotechnology)	492	3,523
Bionano Genomics, Inc.* (Life Sciences Tools & Services)	6,622	14,701
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	636	8,287
Bioxcel Therapeutics, Inc.* (Biotechnology)	391	6,608
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	511	15,376
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	3,111	191,234
Black Diamond Therapeutics, Inc.* (Biotechnology)	517	2,156
Black Hills Corp. (Multi-Utilities)	1,453	98,426
Blackbaud, Inc.* (Software)	1,086	74,000
Blackline, Inc.* (Software)	1,230	113,000
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	3,570	112,168
Blink Charging Co.* (Specialty Retail)	829	17,334
Bloom Energy Corp.* (Electrical Equipment)	3,229	48,693
Bloomin' Brands, Inc.* (Hotels, Restaurants & Leisure)	2,007	40,802
Blucora, Inc.* (Capital Markets)	1,100	17,842
Blue Bird Corp.* (Machinery)	359	5,568
Blue Foundry Bancorp* (Thrifts & Mortgage Finance)	636	9,336
Blue Ridge Bankshares, Inc. (Banks)	394	7,187
Bluebird Bio, Inc.* (Biotechnology)	1,533	12,095
Bluegreen Vacations Holding Corp.* (Hotels, Restaurants & Leisure)	325	9,740
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	209	14,973
Blueprint Medicines Corp.* (Biotechnology)	1,328	102,389
Boise Cascade Co. (Trading Companies & Distributors)	892	62,636
Bolt Biotherapeutics, Inc.* (Biotechnology)	519	1,993
Boot Barn Holdings, Inc.* (Specialty Retail)	663	60,976
Boston Omaha Corp.* - Class A (Media)	463	12,219
Bottomline Technologies, Inc.* (Software)	1,019	57,461
Box, Inc.* - Class A (Software)	3,166	82,728
Brady Corp. - Class A (Commercial Services & Supplies)	1,071	55,606
Braemar Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	1,297	6,939

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	3,849	$49,498
Bridgebio Pharma, Inc.* (Biotechnology)	2,408	23,767
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	478	8,504
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	990	21,424
Bright Health Group, Inc.* (Insurance)	1,205	3,350
Brightcove, Inc.* (IT Services)	923	8,704
Brightsphere Investment Group, Inc. (Capital Markets)	1,316	28,399
BrightSpire Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,916	17,991
BrightView Holdings, Inc.* (Commercial Services & Supplies)	929	12,328
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	1,030	34,206
Bristow Group, Inc.* (Energy Equipment & Services)	537	17,640
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts)	2,916	27,352
Broadstone Net Lease, Inc. (Equity Real Estate Investment Trusts)	3,574	82,595
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	4,192	22,176
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	1,402	92,981
Brookline Bancorp, Inc. (Banks)	1,741	29,771
Brooklyn ImmunoTherapeutics, Inc.* (Entertainment)	673	1,831
BRP Group, Inc.* - Class A (Insurance)	1,076	32,840
BRT Apartments Corp. (Equity Real Estate Investment Trusts)	258	5,725
BTRS Holdings, Inc.* (Software)	1,496	9,574
Business First Bancshares, Inc. (Banks)	434	11,913
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	2,829	16,408
Byline Bancorp, Inc. (Banks)	566	14,716
Byrna Technologies, Inc.* (Aerospace & Defense)	419	4,571
C4 Therapeutics, Inc.* (Biotechnology)	877	21,425
Cabot Corp. (Chemicals)	1,274	70,057
Cactus, Inc. - Class A (Energy Equipment & Services)	1,262	61,157
Cadence Bank (Banks)	4,269	133,065
Cadiz, Inc.* (Water Utilities)	486	1,366
Cadre Holdings, Inc. (Aerospace & Defense)	144	3,144
Caesarstone, Ltd. (Building Products)	513	6,325
CalAmp Corp.* (Communications Equipment)	806	4,788
Calavo Growers, Inc. (Food Products)	389	16,108
Caleres, Inc. (Specialty Retail)	836	20,047
California Resources Corp. (Oil, Gas & Consumable Fuels)	1,839	78,378
California Water Service Group (Water Utilities)	1,193	74,073
Calix, Inc.* (Communications Equipment)	1,253	63,001
Callaway Golf Co.* (Leisure Products)	2,630	62,752
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,079	53,346
Cal-Maine Foods, Inc. (Food Products)	927	36,153
Cambium Networks Corp.* (Communications Equipment)	244	5,900
Cambridge Bancorp (Banks)	155	13,879
Camden National Corp. (Banks)	335	16,636
Camping World Holdings, Inc. - Class A (Specialty Retail)	948	31,474
Cannae Holdings, Inc.* (Diversified Financial Services)	1,920	57,350
Canoo, Inc.* (Automobiles)	2,419	14,804
Cantaloupe, Inc.* (IT Services)	1,322	11,105
Capital Bancorp, Inc. (Banks)	176	4,548
Capital City Bank Group, Inc. (Banks)	306	8,464
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	2,950	32,834
Capstar Financial Holdings, Inc. (Banks)	465	9,974
Cara Therapeutics, Inc.* (Biotechnology)	1,007	11,661
Cardiff Oncology, Inc.* (Biotechnology)	862	2,914
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	901	15,831
Cardlytics, Inc.* (Media)	735	49,319
CareDx, Inc.* (Biotechnology)	1,148	47,986
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	2,191	46,471
Cargurus, Inc.* (Interactive Media & Services)	2,167	69,128
Caribou Biosciences, Inc.* (Biotechnology)	460	4,936
CarLotz, Inc.* (Specialty Retail)	1,625	3,299
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	1,110	10,212
Carpenter Technology Corp. (Metals & Mining)	1,081	31,046
Carriage Services, Inc. (Diversified Consumer Services)	349	17,562
Carrols Restaurant Group, Inc. (Hotels, Restaurants & Leisure)	753	1,860
Cars.com, Inc.* (Interactive Media & Services)	1,552	24,180
Carter Bankshares, Inc.* (Banks)	588	9,049
Casa Systems, Inc.* (Communications Equipment)	720	3,190
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	1,117	84,870
Cass Information Systems, Inc. (IT Services)	314	12,774
Cassava Sciences, Inc.* (Pharmaceuticals)	868	38,409
Castle Biosciences, Inc.* (Biotechnology)	485	20,976
Castlight Health, Inc.* - Class B (Health Care Technology)	2,798	5,708
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	2,200	12,672
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	1,110	9,102
Cathay General Bancorp (Banks)	1,684	76,049
Cavco Industries, Inc.* (Household Durables)	210	56,582
CBIZ, Inc.* (Professional Services)	1,112	42,957
CBTX, Inc. (Banks)	417	12,272
CECO Environmental Corp.* (Commercial Services & Supplies)	706	4,455
Celcuity, Inc.* (Biotechnology)	219	2,435
Celldex Therapeutics, Inc.* (Biotechnology)	1,044	32,374
CEL-SCI Corp.* (Biotechnology)	816	4,929
Celsius Holdings, Inc.* (Beverages)	1,224	58,422

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Centennial Resource Development, Inc.* - Class A (Oil, Gas & Consumable Fuels)	4,182	$32,661
Centerspace (Equity Real Estate Investment Trusts)	324	30,903
Central Garden & Pet Co.* (Household Products)	223	10,345
Central Garden & Pet Co.* - Class A (Household Products)	918	39,777
Central Pacific Financial Corp. (Banks)	620	18,042
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	220	9,559
Century Aluminum Co.* (Metals & Mining)	1,166	17,886
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	618	6,149
Century Communities, Inc. (Household Durables)	681	44,844
Century Therapeutics, Inc.* (Biotechnology)	268	3,492
Cerence, Inc.* (Software)	859	54,538
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	925	24,087
Cerus Corp.* (Health Care Equipment & Supplies)	3,817	20,459
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	511	19,249
ChampionX Corp.* (Energy Equipment & Services)	4,600	103,039
ChannelAdvisor Corp.* (Software)	670	14,164
Chart Industries, Inc.* (Machinery)	829	101,029
Chase Corp. (Chemicals)	169	16,035
Chatham Lodging Trust* (Equity Real Estate Investment Trusts)	1,085	14,398
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	713	21,276
ChemoCentryx, Inc.* (Biotechnology)	1,225	32,940
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	2,383	162,448
Chesapeake Utilities Corp. (Gas Utilities)	391	53,258
Chicken Soup For The Soul Entertainment, Inc.* (Entertainment)	165	1,678
Chico's FAS, Inc.* (Specialty Retail)	2,724	12,830
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	5,348	77,545
Chimerix, Inc.* (Biotechnology)	1,654	9,444
Chinook Therapeutics, Inc.* (Biotechnology)	887	11,442
ChromaDex Corp.* (Life Sciences Tools & Services)	1,064	2,990
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	451	11,370
Cimpress PLC* (Commercial Services & Supplies)	397	26,686
Cinemark Holdings, Inc.* (Entertainment)	2,451	37,010
CIRCOR International, Inc.* (Machinery)	419	11,636
Citi Trends, Inc.* (Specialty Retail)	195	9,500
Citius Pharmaceuticals, Inc.* (Pharmaceuticals)	2,577	3,891
Citizens & Northern Corp. (Banks)	347	8,717
Citizens, Inc.* (Insurance)	1,133	5,382
City Holding Co. (Banks)	339	27,191
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	970	17,295
Civista Bancshares, Inc. (Banks)	337	8,125
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	987	53,792
Clarus Corp. (Leisure Products)	599	13,495
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	3,521	21,372
Cleanspark, Inc.* (Software)	777	5,221
Clear Channel Outdoor Holdings, Inc.* (Media)	8,243	25,224
Clearfield, Inc.* (Communications Equipment)	259	16,698
ClearPoint Neuro, Inc.* (Health Care Equipment & Supplies)	432	3,815
Clearwater Paper Corp.* (Paper & Forest Products)	374	11,826
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	791	24,402
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	1,862	62,712
Clene, Inc.* (Biotechnology)	465	1,307
Clipper Realty, Inc. (Equity Real Estate Investment Trusts)	277	2,540
Clovis Oncology, Inc.* (Biotechnology)	2,567	5,237
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	644	116,487
CNB Financial Corp. (Banks)	365	9,749
CNO Financial Group, Inc. (Insurance)	2,794	69,682
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	4,753	70,487
Coastal Financial Corp.* (Banks)	215	10,410
Coca-Cola Consolidated, Inc. (Beverages)	107	61,310
Codex DNA, Inc.* (Life Sciences Tools & Services)	176	1,380
Codexis, Inc.* (Life Sciences Tools & Services)	1,366	28,003
Codiak Biosciences, Inc.* (Biotechnology)	361	2,390
Coeur Mining, Inc.* (Metals & Mining)	5,808	27,240
Cogent Biosciences, Inc.* (Biotechnology)	843	6,373
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	967	61,511
Cohen & Steers, Inc. (Capital Markets)	565	47,194
Coherus Biosciences, Inc.* (Biotechnology)	1,475	18,231
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	1,088	35,882
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	783	13,977
Columbia Banking System, Inc. (Banks)	1,778	61,821
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	892	18,884
Columbus McKinnon Corp. (Machinery)	632	27,353
Comfort Systems USA, Inc. (Construction & Engineering)	809	72,632
Commercial Metals Co. (Metals & Mining)	2,726	91,158
Commercial Vehicle Group, Inc.* (Machinery)	727	5,627
Community Bank System, Inc. (Banks)	1,215	86,775
Community Health Systems, Inc.* (Health Care Providers & Services)	2,822	35,811
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	542	24,574
Community Trust Bancorp, Inc. (Banks)	353	15,599
CommVault Systems, Inc.* (Software)	1,040	70,158

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Compass Minerals International, Inc. (Metals & Mining)	776	$41,438
Computer Programs & Systems, Inc.* (Health Care Technology)	320	9,062
CompX International, Inc. (Commercial Services & Supplies)	36	813
comScore, Inc.* (Media)	1,589	4,815
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,076	16,151
Comtech Telecommunications Corp. (Communications Equipment)	584	11,873
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	586	4,811
Conduent, Inc.* (IT Services)	3,802	17,983
CONMED Corp. (Health Care Equipment & Supplies)	659	90,665
ConnectOne Bancorp, Inc. (Banks)	847	27,112
Conn's, Inc.* (Specialty Retail)	406	9,854
Consensus Cloud Solutions, Inc.* (Software)	365	20,696
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	777	16,892
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	1,655	11,899
Constellium SE* (Metals & Mining)	2,822	49,357
Construction Partners, Inc.* - Class A (Construction & Engineering)	659	17,292
Convey Health Solutions Holdings, Inc.* (Health Care Technology)	305	2,376
Cooper-Standard Holding, Inc.* (Auto Components)	382	7,865
Corcept Therapeutics, Inc.* (Pharmaceuticals)	2,172	40,768
CoreCard Corp.* (Software)	165	6,122
CoreCivic, Inc.* (Equity Real Estate Investment Trusts)	2,723	27,530
CorePoint Lodging, Inc.* (Equity Real Estate Investment Trusts)	893	14,029
CorMedix, Inc.* (Pharmaceuticals)	860	3,638
Cornerstone Building Brands, Inc.* (Building Products)	1,239	18,275
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	2,563	64,741
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	621	12,134
Cortexyme, Inc.* (Biotechnology)	453	2,754
CorVel Corp.* (Health Care Providers & Services)	200	35,224
Costamare, Inc. (Marine)	1,198	15,742
Couchbase, Inc.* (Software)	223	5,225
Coursera, Inc.* (Diversified Consumer Services)	1,658	33,674
Covenant Logistics Group, Inc.* - Class A (Road & Rail)	275	5,973
Covetrus, Inc.* (Health Care Providers & Services)	2,350	42,465
Cowen, Inc. - Class A (Capital Markets)	599	18,976
CRA International, Inc. (Professional Services)	164	13,950
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	538	64,097
Crawford & Co. - Class A (Insurance)	369	2,808
Crescent Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	667	8,851
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	1,046	19,759
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,319	135,357
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	815	17,531
CrossFirst Bankshares, Inc.* (Banks)	1,058	16,357
CryoPort, Inc.* (Health Care Equipment & Supplies)	921	38,470
CS Disco, Inc.* (Software)	174	5,972
CSG Systems International, Inc. (IT Services)	738	41,896
CSW Industrials, Inc. (Building Products)	337	37,407
CTO Realty Growth, Inc. (Equity Real Estate Investment Trusts)	133	7,792
CTS Corp. (Electronic Equipment, Instruments & Components)	724	24,290
Cue BioPharma, Inc.* (Biotechnology)	698	5,158
Cue Health, Inc.* (Health Care Equipment & Supplies)	331	2,906
Cullinan Oncology, Inc.* (Biotechnology)	587	7,913
CuriosityStream, Inc.* (Entertainment)	591	2,618
Curis, Inc.* (Biotechnology)	1,966	6,272
Curo Group Holdings Corp. (Consumer Finance)	463	6,635
Cushman & Wakefield PLC* (Real Estate Management & Development)	3,149	66,098
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	1,049	8,623
Customers Bancorp, Inc.* (Banks)	678	39,527
Cutera, Inc.* (Health Care Equipment & Supplies)	399	14,528
CVB Financial Corp. (Banks)	2,929	64,526
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	672	13,124
CVRx, Inc.* (Health Care Equipment & Supplies)	184	1,527
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	1,573	4,688
Cyteir Therapeutics, Inc.* (Pharmaceuticals)	190	1,155
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	364	5,300
Cytokinetics, Inc.* (Biotechnology)	1,799	59,709
CytomX Therapeutics, Inc.* (Biotechnology)	1,472	6,771
CytoSorbents Corp.* (Health Care Equipment & Supplies)	935	3,478
Daily Journal Corp.* (Media)	27	8,748
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	834	4,087
Dana, Inc. (Auto Components)	3,301	71,500
Danimer Scientific, Inc.* (Chemicals)	2,051	10,276
DarioHealth Corp.* (Health Care Equipment & Supplies)	304	2,666
Daseke, Inc.* (Road & Rail)	910	10,174
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	981	35,110
Day One Biopharmaceuticals, Inc.* (Biotechnology)	250	3,688
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	893	7,528
Del Taco Restaurants, Inc. (Hotels, Restaurants & Leisure)	678	8,455

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Delek US Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,490	$23,125
Deluxe Corp. (Commercial Services & Supplies)	952	28,655
Denali Therapeutics, Inc.* (Biotechnology)	2,065	70,664
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	1,144	85,960
Denny's Corp.* (Hotels, Restaurants & Leisure)	1,405	21,778
DermTech, Inc.* (Biotechnology)	549	7,033
Design Therapeutics, Inc.* (Biotechnology)	604	7,635
Designer Brands, Inc.* (Specialty Retail)	1,362	17,938
Desktop Metal, Inc.* - Class A (Machinery)	4,245	17,362
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	3,218	15,704
Diamond Hill Investment Group, Inc. (Capital Markets)	69	12,886
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	4,738	44,300
DICE Therapeutics, Inc.* (Pharmaceuticals)	316	5,381
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	1,632	15,243
Digi International, Inc.* (Communications Equipment)	766	17,112
Digimarc Corp.* (Software)	289	9,161
Digital Media Solutions, Inc.* - Class A (Media)	73	372
Digital Turbine, Inc.* (Software)	2,061	90,993
DigitalBridge Group, Inc.* (Equity Real Estate Investment Trusts)	10,999	80,293
DigitalOcean Holdings, Inc.* (IT Services)	1,152	66,056
Dillard's, Inc. - Class A (Multiline Retail)	133	33,745
Dime Community Bancshares, Inc. (Banks)	785	27,444
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	370	25,105
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	990	91,862
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	5,387	16,430
DMC Global, Inc.* (Energy Equipment & Services)	422	17,023
Domo, Inc.* (Software)	636	29,867
Donegal Group, Inc. - Class A (Insurance)	336	4,822
Donnelley Financial Solutions, Inc.* (Capital Markets)	669	24,900
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	707	8,406
Dorman Products, Inc.* (Auto Components)	599	56,084
Douglas Dynamics, Inc. (Machinery)	513	18,740
Douglas Elliman, Inc.* (Real Estate Management & Development)	1,630	12,649
Dril-Quip, Inc.* (Energy Equipment & Services)	797	20,156
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	1,875	2,625
Duckhorn Portfolio, Inc. (The)* (Beverages)	814	16,247
Ducommun, Inc.* (Aerospace & Defense)	247	10,806
Duluth Holdings, Inc.* - Class B (Internet & Direct Marketing Retail)	276	4,162
Durect Corp.* (Pharmaceuticals)	5,134	3,886
DXP Enterprises, Inc.* (Trading Companies & Distributors)	393	11,220
Dycom Industries, Inc.* (Construction & Engineering)	668	56,306
Dynavax Technologies Corp.* (Biotechnology)	2,443	31,686
Dyne Therapeutics, Inc.* (Biotechnology)	682	5,060
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	819	13,170
DZS, Inc.* (Communications Equipment)	387	5,666
E2open Parent Holdings, Inc.* (Software)	4,508	41,924
Eagle Bancorp, Inc. (Banks)	715	42,879
Eagle Bulk Shipping, Inc. (Marine)	204	9,143
Eagle Pharmaceuticals, Inc.* (Biotechnology)	260	11,944
Eargo, Inc.* (Health Care Equipment & Supplies)	684	3,290
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	574	7,841
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	1,966	41,227
Eastern Bankshares, Inc. (Banks)	3,896	82,946
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	917	183,318
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	1,018	4,001
Ebix, Inc. (Software)	602	18,295
EchoStar Corp.* - Class A (Communications Equipment)	847	20,065
Ecovyst, Inc. (Chemicals)	1,165	11,918
Edgewell Personal Care Co. (Personal Products)	1,233	56,472
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	878	11,941
Editas Medicine, Inc.* (Biotechnology)	1,552	29,550
eGain Corp.* (Software)	469	4,845
eHealth, Inc.* (Insurance)	558	12,192
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	727	3,141
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	432	5,763
elf Beauty, Inc.* (Personal Products)	1,094	32,339
Eliem Therapeutics, Inc.* (Biotechnology)	160	1,446
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	1,222	21,715
EMCOR Group, Inc. (Construction & Engineering)	1,210	144,244
EMCORE Corp.* (Communications Equipment)	829	4,816
Emerald Holding, Inc.* (Media)	534	1,741
Emergent BioSolutions, Inc.* (Biotechnology)	1,109	51,901
Empire State Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,244	28,936
Employers Holdings, Inc. (Insurance)	635	24,829
Enact Holdings, Inc. (Thrifts & Mortgage Finance)	335	7,330
Enanta Pharmaceuticals, Inc.* (Biotechnology)	437	25,967
Encore Capital Group, Inc.* (Consumer Finance)	662	42,699
Encore Wire Corp. (Electrical Equipment)	448	50,485
Endo International PLC* (Pharmaceuticals)	5,202	16,594
Energizer Holdings, Inc. (Household Products)	1,545	58,107

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	3,516	$21,694
Energy Recovery, Inc.* (Machinery)	944	18,484
Enerpac Tool Group Corp. (Machinery)	1,371	24,472
EnerSys (Electrical Equipment)	971	72,757
Enfusion, Inc.* - Class A (Software)	494	6,822
EngageSmart, Inc.* (Software)	364	7,957
Ennis, Inc. (Commercial Services & Supplies)	579	10,960
Enova International, Inc.* (Consumer Finance)	824	33,191
EnPro Industries, Inc. (Machinery)	467	49,044
Enstar Group, Ltd.* (Insurance)	282	74,753
Entercom Communications Corp.* (Media)	2,677	6,478
Enterprise Bancorp, Inc. (Banks)	210	8,965
Enterprise Financial Services Corp. (Banks)	802	39,731
Entrada Therapeutics, Inc.* (Biotechnology)	208	2,303
Entravision Communications Corp. - Class A (Media)	1,366	8,278
Envestnet, Inc.* (Software)	1,233	91,168
Eos Energy Enterprises, Inc.* (Electrical Equipment)	1,010	4,181
Epizyme, Inc.* (Biotechnology)	2,076	2,553
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	604	27,766
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	9,283	75,285
Equity Bancshares, Inc. - Class A (Banks)	307	9,842
Equity Commonwealth* (Equity Real Estate Investment Trusts)	2,662	69,318
Erasca, Inc.* (Biotechnology)	478	5,664
Eros STX Global Corp.* (Entertainment)	7,210	1,536
Escalade, Inc. (Leisure Products)	225	3,218
ESCO Technologies, Inc. (Machinery)	581	46,352
Esperion Therapeutics, Inc.* (Biotechnology)	614	2,634
Esports Technologies, Inc.* (Hotels, Restaurants & Leisure)	250	3,005
Essent Group, Ltd. (Thrifts & Mortgage Finance)	2,459	112,228
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	2,751	73,038
Ethan Allen Interiors, Inc. (Household Durables)	510	12,857
European Wax Center, Inc.* - Class A (Diversified Consumer Services)	300	7,332
Evelo Biosciences, Inc.* (Biotechnology)	684	3,222
Eventbrite, Inc.* (Interactive Media & Services)	1,736	24,877
EverCommerce, Inc.* (Software)	377	4,532
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,936	38,275
EverQuote, Inc.* - Class A (Interactive Media & Services)	444	7,308
EVERTEC, Inc. (IT Services)	1,374	59,961
EVI Industries, Inc.* (Trading Companies & Distributors)	130	2,874
Evo Payments, Inc.* (IT Services)	1,075	25,929
Evolent Health, Inc.* (Health Care Technology)	1,806	42,820
Evolus, Inc.* (Pharmaceuticals)	753	5,587
Evoqua Water Technologies Corp.* (Machinery)	2,627	106,393
Exagen, Inc.* (Health Care Providers & Services)	234	2,300
ExlService Holdings, Inc.* (IT Services)	745	89,787
eXp World Holdings, Inc. (Real Estate Management & Development)	1,425	38,675
Exponent, Inc. (Professional Services)	1,178	111,886
Expro Group Holdings N.V.* (Energy Equipment & Services)	1,058	16,568
Extreme Networks, Inc.* (Communications Equipment)	2,880	36,547
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	479	4,488
EZCORP, Inc.* - Class A (Consumer Finance)	1,119	6,680
F45 Training Holdings, Inc.* (Hotels, Restaurants & Leisure)	465	5,817
Fabrinet* (Electronic Equipment, Instruments & Components)	839	94,941
Falcon Minerals Corp. (Oil, Gas & Consumable Fuels)	893	4,617
Farmers National Bancorp (Banks)	702	12,250
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	649	7,392
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	413	22,430
Fate Therapeutics, Inc.* (Biotechnology)	1,842	76,461
Fathom Holdings, Inc.* (Real Estate Management & Development)	140	2,002
FB Financial Corp. (Banks)	756	33,657
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	208	25,334
Federal Signal Corp. (Machinery)	1,366	53,301
Federated Hermes, Inc. - Class B (Capital Markets)	2,111	69,895
Ferro Corp.* (Chemicals)	1,865	40,657
FibroGen, Inc.* (Biotechnology)	1,954	29,486
Fidelity D&D Bancorp, Inc. (Banks)	91	4,789
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	401	3,797
Finance Of America Cos., Inc.* - Class A (Thrifts & Mortgage Finance)	420	1,567
Financial Institutions, Inc. (Banks)	355	11,445
Finch Therapeutics Group, Inc.* (Biotechnology)	183	1,552
First Advantage Corp.* (Professional Services)	1,249	21,133
First Bancorp (Banks)	780	34,250
First Bancorp (Banks)	4,599	66,915
First Bancshares, Inc. (Banks)	460	16,592
First Bank/Hamilton NJ (Banks)	354	5,186
First Busey Corp. (Banks)	1,141	31,811
First Commonwealth Financial Corp. (Banks)	2,135	35,356
First Community Bancshares, Inc. (Banks)	378	11,797
First Financial Bancorp (Banks)	2,103	53,017
First Financial Bankshares, Inc. (Banks)	2,948	138,528
First Financial Corp. (Banks)	260	11,671
First Foundation, Inc. (Banks)	902	23,587
First Internet Bancorp (Banks)	211	10,605
First Interstate BancSystem - Class A (Banks)	1,989	73,096
First Merchants Corp. (Banks)	1,294	54,904
First Mid Bancshares, Inc. (Banks)	377	15,514
First Midwest Bancorp, Inc. (Banks)	2,581	53,607

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
First of Long Island Corp. (Banks)	519	$11,371
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	249	3,745
FirstCash Holdings, Inc. (Consumer Finance)	901	62,799
Fisker, Inc.* (Automobiles)	3,703	43,732
Five Star Bancorp (Banks)	283	8,773
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	1,183	53,531
Flexsteel Industries, Inc. (Household Durables)	149	3,712
Fluent, Inc.* (Media)	984	1,574
Fluidigm Corp.* (Life Sciences Tools & Services)	1,729	5,654
Fluor Corp.* (Construction & Engineering)	3,219	67,728
Flushing Financial Corp. (Banks)	669	15,795
Flywire Corp.* (IT Services)	1,430	40,312
Focus Financial Partners, Inc.* (Capital Markets)	1,352	68,087
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	444	6,829
Forestar Group, Inc.* (Real Estate Management & Development)	387	7,721
Forian, Inc.* (Health Care Technology)	428	3,531
Forma Therapeutics Holdings, Inc.* (Biotechnology)	767	9,081
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,757	75,094
Forrester Research, Inc.* (Professional Services)	256	14,085
Forte Biosciences, Inc.* (Biotechnology)	256	433
Forterra, Inc.* (Construction Materials)	661	15,514
Fortress Biotech, Inc.* (Biotechnology)	1,689	3,530
Forward Air Corp. (Air Freight & Logistics)	609	64,737
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,082	11,999
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,754	47,481
Fox Factory Holding Corp.* (Auto Components)	959	127,614
Franchise Group, Inc. (Diversified Consumer Services)	642	32,145
Franklin BSP Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	817	11,005
Franklin Covey Co.* (Professional Services)	286	13,388
Franklin Electric Co., Inc. (Machinery)	1,053	91,400
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	2,305	12,793
Frequency Therapeutics, Inc.* (Biotechnology)	726	3,899
Fresh Del Monte Produce, Inc. (Food Products)	762	21,206
Frontier Group Holdings, Inc.* (Airlines)	789	10,320
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)	2,709	17,798
FRP Holdings, Inc.* (Real Estate Management & Development)	152	8,585
FS Bancorp, Inc. (Thrifts & Mortgage Finance)	162	5,382
FTC Solar, Inc.* (Electrical Equipment)	432	1,823
FTS International, Inc.* - Class A (Energy Equipment & Services)	202	5,323
fuboTV, Inc.* (Software)	3,071	32,983
FuelCell Energy, Inc.* (Electrical Equipment)	8,392	35,582
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	624	7,588
Fulgent Genetics, Inc.* (Health Care Providers & Services)	474	30,274
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	743	6,561
Fulton Financial Corp. (Banks)	3,608	64,764
Funko, Inc.* (Distributors)	610	10,540
FutureFuel Corp. (Chemicals)	585	4,563
G1 Therapeutics, Inc.* (Biotechnology)	898	9,052
GAMCO Investors, Inc. - Class A (Capital Markets)	115	2,589
GAN, Ltd.* (Hotels, Restaurants & Leisure)	911	6,277
Gannett Co., Inc.* (Media)	3,194	15,523
Gatos Silver, Inc.* (Metals & Mining)	1,053	3,275
GATX Corp. (Trading Companies & Distributors)	802	83,769
GCM Grosvenor, Inc. - Class A (Capital Markets)	1,009	9,172
GCP Applied Technologies, Inc.* (Chemicals)	1,117	35,632
Gemini Therapeutics, Inc.* (Biotechnology)	497	974
Genco Shipping & Trading, Ltd. (Marine)	729	11,343
Generation Bio Co.* (Biotechnology)	994	6,461
Genesco, Inc.* (Specialty Retail)	336	21,615
Genius Brands International, Inc.* (Leisure Products)	6,406	5,635
Gentherm, Inc.* (Auto Components)	753	65,805
Genworth Financial, Inc.* (Insurance)	11,509	44,885
German American Bancorp, Inc. (Banks)	561	22,216
Geron Corp.* (Biotechnology)	6,885	7,711
Getty Realty Corp. (Equity Real Estate Investment Trusts)	924	27,415
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	4,506	15,411
Gibraltar Industries, Inc.* (Building Products)	745	40,826
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	1,002	27,224
Glacier Bancorp, Inc. (Banks)	2,502	129,929
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	839	19,456
Gladstone Land Corp. (Equity Real Estate Investment Trusts)	711	21,671
Glatfelter Corp. (Paper & Forest Products)	994	17,256
Glaukos Corp.* (Health Care Equipment & Supplies)	1,032	54,944
Global Blood Therapeutics, Inc.* (Biotechnology)	1,400	40,390
Global Industrial Co. (Trading Companies & Distributors)	289	10,103
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts)	1,359	22,981
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	2,366	33,928
Global Water Resources, Inc. (Water Utilities)	287	4,408
Globalstar, Inc.* (Diversified Telecommunication Services)	13,714	14,674
GMS, Inc.* (Trading Companies & Distributors)	970	49,645
Gogo, Inc.* (Wireless Telecommunication Services)	1,343	16,720

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	2,297	$32,962
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	389	17,497
Golden Nugget Online Gaming, Inc.* (Hotels, Restaurants & Leisure)	904	7,268
Goosehead Insurance, Inc. (Insurance)	409	40,319
GoPro, Inc.* - Class A (Household Durables)	2,922	25,889
Gorman-Rupp Co. (Machinery)	515	20,657
Gossamer Bio, Inc.* (Biotechnology)	1,411	13,531
GrafTech International, Ltd. (Electrical Equipment)	4,556	47,747
Graham Holdings Co. - Class B (Diversified Consumer Services)	87	51,775
Granite Construction, Inc. (Construction & Engineering)	1,039	37,383
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,210	14,641
Graphite Bio, Inc.* (Biotechnology)	369	3,446
Gray Television, Inc. (Media)	1,941	40,470
Great Ajax Corp. (Mortgage Real Estate Investment Trusts)	492	6,416
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	1,470	20,124
Great Southern Bancorp, Inc. (Banks)	234	13,886
Green Brick Partners, Inc.* (Household Durables)	696	16,481
Green Dot Corp.* - Class A (Consumer Finance)	1,213	38,464
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	1,083	33,075
GreenBox POS* (IT Services)	415	1,598
Greenhill & Co., Inc. (Capital Markets)	315	5,254
Greenlane Holdings, Inc.* - Class A (Distributors)	375	286
Greenlight Capital Re, Ltd.* - Class A (Insurance)	596	4,315
Greenwich Lifesciences, Inc.* (Biotechnology)	93	1,718
Greif, Inc. - Class A (Containers & Packaging)	585	34,609
Greif, Inc. - Class B (Containers & Packaging)	135	8,019
Grid Dynamics Holdings, Inc.* (IT Services)	1,032	27,503
Griffon Corp. (Building Products)	1,054	23,599
Gritstone bio, Inc.* (Biotechnology)	969	5,291
Group 1 Automotive, Inc. (Specialty Retail)	399	67,754
Groupon, Inc.* (Internet & Direct Marketing Retail)	535	16,339
GrowGeneration Corp.* (Specialty Retail)	1,257	10,609
GT Biopharma, Inc.* (Biotechnology)	403	1,261
GTY Technology Holdings, Inc.* (Software)	730	3,687
Guaranty Bancshares, Inc. (Banks)	181	6,433
Guess?, Inc. (Specialty Retail)	914	21,040
H&E Equipment Services, Inc. (Trading Companies & Distributors)	730	30,390
H.B. Fuller Co. (Chemicals)	1,182	84,832
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,145	55,361
Hall of Fame Resort & Entertainment Co.* (Hotels, Restaurants & Leisure)	1,264	1,466
Halozyme Therapeutics, Inc.* (Biotechnology)	3,139	108,641
Hamilton Beach Brands Holding Co. - Class A (Household Durables)	169	2,342
Hamilton Lane, Inc. (Capital Markets)	792	71,644
Hancock Whitney Corp. (Banks)	1,963	103,489
Hanger, Inc.* (Health Care Providers & Services)	851	15,429
Hanmi Financial Corp. (Banks)	692	18,601
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts)	1,737	72,051
HarborOne Bancorp, Inc. (Banks)	1,086	15,421
Harmonic, Inc.* (Communications Equipment)	2,057	22,133
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	521	18,683
Harpoon Therapeutics, Inc.* (Biotechnology)	424	2,243
Harsco Corp.* (Machinery)	1,777	27,899
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	888	5,168
Haverty Furniture Cos., Inc. (Specialty Retail)	370	10,922
Hawaiian Holdings, Inc.* (Airlines)	1,148	19,631
Hawkins, Inc. (Chemicals)	436	16,272
Haynes International, Inc. (Metals & Mining)	284	10,684
HBT Financial, Inc. (Banks)	231	4,299
HCI Group, Inc. (Insurance)	129	8,755
Health Catalyst, Inc.* (Health Care Technology)	1,186	35,402
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,350	103,917
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,701	30,941
HealthEquity, Inc.* (Health Care Providers & Services)	1,857	99,238
HealthStream, Inc.* (Health Care Technology)	572	13,928
Heartland Express, Inc. (Road & Rail)	1,069	15,992
Heartland Financial USA, Inc. (Banks)	915	47,607
Hecla Mining Co. (Metals & Mining)	12,066	59,847
Heidrick & Struggles International, Inc. (Professional Services)	439	19,215
Helen of Troy, Ltd.* (Household Durables)	547	114,503
Helios Technologies, Inc. (Machinery)	734	56,246
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	3,249	11,469
Helmerich & Payne, Inc. (Energy Equipment & Services)	2,389	68,563
Hemisphere Media Group, Inc.* (Media)	367	2,382
Herc Holdings, Inc. (Trading Companies & Distributors)	566	90,815
Heritage Commerce Corp. (Banks)	1,327	16,534
Heritage Financial Corp. (Banks)	787	19,093
Heritage Insurance Holdings, Inc. (Insurance)	586	3,651
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	355	10,157
Heron Therapeutics, Inc.* (Biotechnology)	2,097	18,265
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	729	6,576
Heska Corp.* (Health Care Equipment & Supplies)	222	30,543

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
HF Foods Group, Inc.* (Food & Staples Retailing)	822	$5,705
Hibbett, Inc. (Specialty Retail)	337	20,776
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	116	2,061
Hillenbrand, Inc. (Machinery)	1,654	76,878
Hilltop Holdings, Inc. (Banks)	1,405	46,407
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	1,942	94,886
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	33	12,798
HireQuest, Inc. (Professional Services)	115	2,128
HireRight Holdings Corp.* (Professional Services)	509	6,922
HNI Corp. (Commercial Services & Supplies)	988	41,437
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	170	6,605
Home BancShares, Inc. (Banks)	3,456	81,423
Home Point Capital, Inc. (Thrifts & Mortgage Finance)	166	662
HomeStreet, Inc. (Thrifts & Mortgage Finance)	452	22,035
HomeTrust Bancshares, Inc. (Banks)	339	10,553
Homology Medicines, Inc.* (Biotechnology)	952	3,541
Honest Co., Inc. (The)* (Personal Products)	1,931	12,532
Hooker Furnishings Corp. (Household Durables)	266	5,863
Hookipa Pharma, Inc.* (Biotechnology)	436	654
Hope Bancorp, Inc. (Banks)	2,628	44,019
Horace Mann Educators Corp. (Insurance)	947	35,995
Horizon Bancorp, Inc. (Banks)	972	20,733
Hostess Brands, Inc.* (Food Products)	3,133	64,289
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	2,884	51,941
Houlihan Lokey, Inc. (Capital Markets)	1,160	123,285
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	118	11,432
Hub Group, Inc.* - Class A (Air Freight & Logistics)	748	56,639
Humanigen, Inc.* (Biotechnology)	1,107	2,856
Huron Consulting Group, Inc.* (Professional Services)	492	21,707
Hydrofarm Holdings Group, Inc.* (Machinery)	882	17,296
Hyliion Holdings Corp.* (Machinery)	2,657	11,824
HyreCar, Inc.* (Diversified Consumer Services)	402	1,367
Hyster-Yale Materials Handling, Inc. (Machinery)	227	10,190
I3 Verticals, Inc.* - Class A (IT Services)	485	11,223
IBEX, Ltd.* (Commercial Services & Supplies)	129	1,873
iBio, Inc.* (Biotechnology)	4,905	2,348
iCAD, Inc.* (Health Care Technology)	497	2,778
ICF International, Inc. (Professional Services)	420	39,644
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	636	26,979
Icosavax, Inc.* (Biotechnology)	302	4,609
Ideanomics, Inc.* (Software)	9,969	10,667
Ideaya Biosciences, Inc.* (Biotechnology)	740	12,262
Identiv, Inc.* (Electronic Equipment, Instruments & Components)	487	9,409
IDT Corp.* - Class B (Diversified Telecommunication Services)	454	17,039
IES Holdings, Inc.* (Construction & Engineering)	197	9,712
IGM Biosciences, Inc.* (Biotechnology)	185	3,275
iHeartMedia, Inc.* - Class A (Media)	2,537	51,120
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	2,402	152,286
Ikena Oncology, Inc.* (Biotechnology)	629	6,120
Imago Biosciences, Inc.* (Biotechnology)	221	4,469
IMAX Corp.* (Entertainment)	1,131	19,510
Immuneering Corp.* - Class A (Biotechnology)	191	1,910
Immunic, Inc.* (Biotechnology)	423	4,987
ImmunityBio, Inc.* (Biotechnology)	1,550	9,021
ImmunoGen, Inc.* (Biotechnology)	4,489	25,363
Immunovant, Inc.* (Biotechnology)	910	6,361
Impel Neuropharma, Inc.* (Biotechnology)	122	1,061
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	429	34,058
Inari Medical, Inc.* (Health Care Equipment & Supplies)	781	57,450
Independence Holding Co. (Insurance)	97	5,524
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,387	54,877
Independent Bank Corp. (Banks)	1,040	87,724
Independent Bank Corp. (Banks)	463	11,334
Independent Bank Group, Inc. (Banks)	854	64,836
Indus Realty Trust, Inc. (Real Estate Management & Development)	132	10,369
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	1,476	33,845
Infinera Corp.* (Communications Equipment)	4,147	34,918
Infinity Pharmaceuticals, Inc.* (Biotechnology)	1,987	2,464
Infrastructure and Energy Alternatives, Inc.* (Construction & Engineering)	622	5,610
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	411	6,206
Ingevity Corp.* (Chemicals)	902	59,451
Ingles Markets, Inc. (Food & Staples Retailing)	318	24,464
Inhibrx, Inc.* (Biotechnology)	634	16,839
Innospec, Inc. (Chemicals)	557	51,779
Innovage Holding Corp.* (Health Care Providers & Services)	416	2,172
INNOVATE Corp.* (Construction & Engineering)	1,075	4,225
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	538	106,626
Innoviva, Inc.* (Pharmaceuticals)	984	15,774
Inogen, Inc.* (Health Care Equipment & Supplies)	449	13,349
Inotiv, Inc.* (Life Sciences Tools & Services)	336	10,749
Inovio Pharmaceuticals, Inc.* (Biotechnology)	4,692	19,425
Inozyme Pharma, Inc.* (Biotechnology)	327	2,184
Inseego Corp.* (Communications Equipment)	1,934	8,819

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	783	$73,719
Insmed, Inc.* (Biotechnology)	2,680	60,782
Insperity, Inc. (Professional Services)	825	88,712
Inspire Medical Systems, Inc.* (Health Care Technology)	610	134,988
Installed Building Products, Inc. (Household Durables)	539	59,716
Insteel Industries, Inc. (Building Products)	423	16,002
Instil Bio, Inc.* (Biotechnology)	1,227	14,245
Instructure Holdings, Inc.* (Software)	276	6,376
Intapp, Inc.* (Software)	237	4,768
Integer Holdings Corp.* (Health Care Equipment & Supplies)	746	58,494
Integral Ad Science Holding Corp.* (Technology Hardware, Storage & Peripherals)	392	6,562
Intellia Therapeutics, Inc.* (Biotechnology)	1,580	149,421
Inter Parfums, Inc. (Personal Products)	406	40,182
Intercept Pharmaceuticals, Inc.* (Biotechnology)	567	9,293
InterDigital, Inc. (Communications Equipment)	701	48,390
Interface, Inc. (Commercial Services & Supplies)	1,319	17,490
International Bancshares Corp. (Banks)	1,221	51,319
International Game Technology PLC (Hotels, Restaurants & Leisure)	2,267	60,688
International Money Express, Inc.* (IT Services)	734	11,751
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	1,042	15,203
Intersect ENT, Inc.* (Pharmaceuticals)	756	20,714
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	1,792	85,102
Intrepid Potash, Inc.* (Chemicals)	226	8,764
Invacare Corp.* (Health Care Equipment & Supplies)	764	1,719
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	7,127	19,100
Investors Bancorp, Inc. (Banks)	5,190	84,701
Investors Title Co. (Insurance)	29	5,800
Invitae Corp.* (Biotechnology)	4,550	51,142
iRadimed Corp.* (Health Care Equipment & Supplies)	144	5,734
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	670	83,636
Iridium Communications, Inc.* (Diversified Telecommunication Services)	2,679	96,122
iRobot Corp.* (Household Durables)	609	39,902
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	3,331	37,141
IsoPlexis Corp.* (Life Sciences Tools & Services)	191	1,177
iStar, Inc. (Equity Real Estate Investment Trusts)	1,523	32,699
iTeos Therapeutics, Inc.* (Biotechnology)	457	16,735
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	961	3,825
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,027	63,674
IVERIC bio, Inc.* (Biotechnology)	2,611	36,397
J & J Snack Foods Corp. (Food Products)	335	50,816
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	495	45,070
James River Group Holdings, Ltd. (Insurance)	831	23,534
Janux Therapeutics, Inc.* (Biotechnology)	300	4,569
JELD-WEN Holding, Inc.* (Building Products)	2,077	49,017
JFrog, Ltd.* (Software)	1,201	32,091
JOANN, Inc. (Specialty Retail)	260	2,779
John B Sanfilippo & Son, Inc. (Food Products)	201	15,899
John Bean Technologies Corp. (Machinery)	712	96,120
John Wiley & Sons, Inc. - Class A (Media)	979	49,684
Johnson Outdoors, Inc. - Class A (Leisure Products)	119	10,736
Jounce Therapeutics, Inc.* (Biotechnology)	748	5,595
Kadant, Inc. (Machinery)	261	54,544
Kaiser Aluminum Corp. (Metals & Mining)	359	34,374
Kala Pharmaceuticals, Inc.* (Pharmaceuticals)	1,097	971
Kaleido Biosciences, Inc.* (Pharmaceuticals)	440	774
Kaltura, Inc.* (Software)	395	1,418
KalVista Pharmaceuticals, Inc.* (Biotechnology)	508	6,411
Kaman Corp. - Class A (Trading Companies & Distributors)	627	25,061
KAR Auction Services, Inc.* (Commercial Services & Supplies)	2,746	39,048
Karat Packaging, Inc.* (Trading Companies & Distributors)	104	1,719
Karuna Therapeutics, Inc.* (Biotechnology)	502	55,752
Karyopharm Therapeutics, Inc.* (Biotechnology)	1,634	14,543
KB Home (Household Durables)	1,804	76,219
KBR, Inc. (Professional Services)	3,209	139,271
Kearny Financial Corp. (Thrifts & Mortgage Finance)	1,539	19,915
Kelly Services, Inc. - Class A (Professional Services)	799	13,647
KemPharm, Inc.* (Pharmaceuticals)	673	4,852
Kennametal, Inc. (Machinery)	1,898	65,614
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	2,697	60,575
Keros Therapeutics, Inc.* (Biotechnology)	354	16,415
Kezar Life Sciences, Inc.* (Biotechnology)	794	10,465
Kforce, Inc. (Professional Services)	460	31,588
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	544	10,766
Kimball International, Inc. - Class B (Commercial Services & Supplies)	817	8,023
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	662	7,434
Kinnate Biopharma, Inc.* (Biotechnology)	584	6,412
Kinsale Capital Group, Inc. (Insurance)	488	97,755
Kirkland's, Inc.* (Specialty Retail)	300	5,079
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	4,932	102,980
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	802	17,115
Knowles Corp.* (Electronic Equipment, Instruments & Components)	2,020	42,844
Kodiak Sciences, Inc.* (Biotechnology)	759	44,553

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	1,176	$57,965
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,758	5,169
Koppers Holdings, Inc.* (Chemicals)	471	14,073
Korn Ferry (Professional Services)	1,223	81,183
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	10,173	44,049
Kraton Corp.* (Chemicals)	713	33,069
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	2,781	46,610
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	509	7,630
Kronos Bio, Inc.* (Chemicals)	881	8,017
Kronos Worldwide, Inc. (Chemicals)	504	7,232
Krystal Biotech, Inc.* (Biotechnology)	405	23,895
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,390	76,019
Kura Oncology, Inc.* (Biotechnology)	1,442	20,318
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	91	4,200
KVH Industries, Inc.* (Communications Equipment)	344	3,096
Kymera Therapeutics, Inc.* (Biotechnology)	780	32,760
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	2,577	30,641
Laird Superfood, Inc.* (Food Products)	142	1,132
Lakeland Bancorp, Inc. (Banks)	1,389	26,294
Lakeland Financial Corp. (Banks)	554	44,281
Lancaster Colony Corp. (Food Products)	431	68,430
Landec Corp.* (Food Products)	591	6,353
Landos Biopharma, Inc.* (Pharmaceuticals)	106	364
Lands' End, Inc.* (Internet & Direct Marketing Retail)	326	5,976
Landsea Homes Corp.* (Household Durables)	244	1,774
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	1,529	38,852
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	286	19,208
Latham Group, Inc.* (Leisure Products)	723	12,060
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,074	169,746
Laureate Education, Inc. - Class A (Diversified Consumer Services)	2,254	28,513
Lawson Products, Inc.* (Trading Companies & Distributors)	108	5,255
La-Z-Boy, Inc. (Household Durables)	998	36,637
Lazydays Holdings, Inc.* (Specialty Retail)	174	2,826
LCI Industries (Auto Components)	563	69,345
Legacy Housing Corp.* (Household Durables)	183	4,531
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	429	18,151
LendingClub Corp.* (Consumer Finance)	2,256	42,323
LendingTree, Inc.* (Thrifts & Mortgage Finance)	264	32,166
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	1,589	5,037
LGI Homes, Inc.* (Household Durables)	490	61,010
LHC Group, Inc.* (Health Care Providers & Services)	693	86,001
Liberty Latin America, Ltd.* - Class A (Media)	919	10,054
Liberty Latin America, Ltd.* - Class C (Media)	3,511	37,954
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	227	6,367
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	829	22,383
Liberty Oilfield Services, Inc.* (Energy Equipment & Services)	2,066	24,999
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	1,645	3,701
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	883	13,263
LifeStance Health Group, Inc.* (Health Care Providers & Services)	1,038	7,920
Lifetime Brands, Inc. (Household Durables)	288	4,464
Ligand Pharmaceuticals, Inc.* (Biotechnology)	342	42,623
Limelight Networks, Inc.* (IT Services)	2,836	12,110
Limoneira Co. (Food Products)	356	5,290
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	696	11,742
Lindsay Corp. (Machinery)	247	31,184
Lineage Cell Therapeutics, Inc.* (Biotechnology)	2,846	4,497
Lions Gate Entertainment Corp.* - Class A (Entertainment)	1,318	20,666
Lions Gate Entertainment Corp.* - Class B (Entertainment)	2,675	39,002
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	602	11,456
LivaNova PLC* (Health Care Equipment & Supplies)	1,213	91,108
Live Oak Bancshares, Inc. (Banks)	722	42,497
Livent Corp.* (Chemicals)	3,668	84,401
LiveOne, Inc.* (Entertainment)	1,338	1,255
LivePerson, Inc.* (Software)	1,492	44,566
LiveRamp Holdings, Inc.* (IT Services)	1,500	66,975
LL Flooring Holdings, Inc.* (Specialty Retail)	649	9,372
Lordstown Motors Corp.* - Class A (Automobiles)	3,523	10,569
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	882	31,814
Lucid Diagnostics, Inc.* (Health Care Equipment & Supplies)	115	370
Lulu's Fashion Lounge Holdings, Inc.* (Internet & Direct Marketing Retail)	132	1,275
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	700	5,103
Luther Burbank Corp. (Thrifts & Mortgage Finance)	351	4,503
Luxfer Holdings PLC (Machinery)	625	10,675
LXP Industrial Trust (Equity Real Estate Investment Trusts)	6,344	94,462
Lyell Immunopharma, Inc.* (Biotechnology)	536	3,044
M.D.C Holdings, Inc. (Household Durables)	1,298	65,796
M/I Homes, Inc.* (Household Durables)	645	34,179
Macatawa Bank Corp. (Banks)	596	5,388
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,103	67,515

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
MacroGenics, Inc.* (Biotechnology)	1,363	$16,833
Macy's, Inc. (Multiline Retail)	7,128	182,477
Madison Square Garden Entertainment Corp.* (Entertainment)	593	42,002
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	267	15,374
Magenta Therapeutics, Inc.* (Biotechnology)	679	2,220
Magnite, Inc.* (Media)	2,940	39,896
Magnolia Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	3,275	70,838
Maiden Holdings, Ltd.* (Insurance)	1,578	4,403
Malibu Boats, Inc.* (Leisure Products)	470	30,860
MannKind Corp.* (Biotechnology)	5,604	20,903
ManTech International Corp. - Class A (Professional Services)	622	44,933
Marathon Digital Holdings, Inc.* (IT Services)	2,167	51,011
Marcus & Millichap, Inc.* (Real Estate Management & Development)	539	25,231
Marine Products Corp. (Leisure Products)	185	2,268
MarineMax, Inc.* (Specialty Retail)	479	22,542
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	838	8,548
Marrone Bio Innovations, Inc.* (Chemicals)	2,298	1,698
Marten Transport, Ltd. (Road & Rail)	1,351	22,548
Masonite International Corp.* (Building Products)	538	53,391
MasterCraft Boat Holdings, Inc.* (Leisure Products)	427	10,859
Matador Resources Co. (Oil, Gas & Consumable Fuels)	2,514	112,552
Materion Corp. (Metals & Mining)	462	38,277
Matrix Service Co.* (Construction & Engineering)	591	4,291
Matson, Inc. (Marine)	944	92,191
Matthews International Corp. - Class A (Commercial Services & Supplies)	702	24,654
MAX Holdings, Inc. (Real Estate Management & Development)	420	12,499
Maxar Technologies, Inc. (Aerospace & Defense)	1,646	42,812
MaxCyte, Inc.* (Biotechnology)	2,175	14,051
MAXIMUS, Inc. (IT Services)	1,392	107,629
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,611	96,692
Mayville Engineering Co., Inc.* (Machinery)	203	2,328
MBIA, Inc.* (Insurance)	1,088	14,873
McGrath RentCorp (Commercial Services & Supplies)	548	41,763
MedAvail Holdings, Inc.* (Food & Staples Retailing)	273	393
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	481	7,143
Medifast, Inc. (Personal Products)	261	51,863
MEDNAX, Inc.* (Health Care Providers & Services)	1,726	42,201
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	657	116,590
MEI Pharma, Inc.* (Biotechnology)	2,460	4,748
MeiraGTx Holdings PLC* (Biotechnology)	676	10,133
Mercantile Bank Corp. (Banks)	348	13,388
Merchants Bancorp (Thrifts & Mortgage Finance)	335	9,765
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	968	20,183
MeridianLink, Inc.* (Software)	287	5,565
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,165	64,599
Meritage Homes Corp.* (Household Durables)	839	85,602
Meritor, Inc.* (Machinery)	1,540	35,497
Mersana Therapeutics, Inc.* (Biotechnology)	1,624	7,746
Mesa Air Group, Inc.* (Airlines)	779	3,895
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	113	32,129
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	714	42,454
Meta Materials, Inc.* (Oil, Gas & Consumable Fuels)	4,597	7,677
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	866	38,130
Metrocity Bankshares, Inc. (Banks)	431	11,115
MetroMile, Inc.* (Insurance)	2,186	3,629
Metropolitan Bank Holding Corp.* (Banks)	223	22,300
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	10,049	46,527
MGE Energy, Inc. (Electric Utilities)	824	63,802
MGP Ingredients, Inc. (Beverages)	322	24,363
MicroStrategy, Inc.* (Software)	192	70,658
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	3,731	12,723
Mid Penn Bancorp, Inc. (Banks)	322	9,612
Middlesex Water Co. (Water Utilities)	392	39,686
Midland States Bancorp, Inc. (Banks)	482	13,915
MidwestOne Financial Group, Inc. (Banks)	323	10,313
Miller Industries, Inc. (Machinery)	252	7,930
MillerKnoll, Inc. (Commercial Services & Supplies)	1,686	65,113
Mimecast, Ltd.* (Software)	1,382	110,159
MiMedx Group, Inc.* (Biotechnology)	2,521	12,504
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	7,897	8,845
Minerals Technologies, Inc. (Chemicals)	753	52,687
MiNK Therapeutics, Inc.* (Biotechnology)	44	145
Mirum Pharmaceuticals, Inc.* (Biotechnology)	82	1,562
Mission Produce, Inc.* (Food Products)	841	12,001
Mistras Group, Inc.* (Professional Services)	453	3,044
Mitek System, Inc.* (Software)	974	15,944
Model N, Inc.* (Software)	806	22,294
Modine Manufacturing Co.* (Auto Components)	1,134	10,376
ModivCare, Inc.* (Health Care Providers & Services)	282	32,692
Moelis & Co. (Capital Markets)	1,389	78,437
Molecular Templates, Inc.* (Biotechnology)	839	2,584
Momentive Global, Inc.* (Software)	2,946	50,465
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	298	18,446
MoneyGram International, Inc.* (IT Services)	2,032	17,821
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	2,162	45,380

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Monro, Inc. (Specialty Retail)	753	$37,447
Monte Rosa Therapeutics, Inc.* (Biotechnology)	274	3,469
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	594	27,187
Moog, Inc. - Class A (Aerospace & Defense)	657	50,090
Morphic Holding, Inc.* (Biotechnology)	480	20,366
Motorcar Parts of America, Inc.* (Auto Components)	426	7,042
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	355	13,160
MP Materials Corp.* (Metals & Mining)	1,722	68,777
Mr Cooper Group, Inc.* (Thrifts & Mortgage Finance)	1,404	56,371
MRC Global, Inc.* (Trading Companies & Distributors)	1,827	13,538
Mueller Industries, Inc. (Machinery)	1,275	65,867
Mueller Water Products, Inc. - Class A (Machinery)	3,571	45,887
Multiplan Corp.* (Health Care Technology)	8,643	34,831
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	3,328	105,165
Murphy USA, Inc. (Specialty Retail)	549	107,967
Mustang Bio, Inc.* (Biotechnology)	1,653	1,951
MVB Financial Corp. (Banks)	231	9,245
Myers Industries, Inc. (Containers & Packaging)	820	14,817
MYR Group, Inc.* (Construction & Engineering)	374	35,167
Myriad Genetics, Inc.* (Biotechnology)	1,801	47,348
Nabors Industries, Ltd.* (Energy Equipment & Services)	160	16,562
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	1,030	35,762
Nanthealth, Inc.* (Health Care Technology)	611	487
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	658	13,680
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	65	3,502
National Bank Holdings Corp. (Banks)	660	29,964
National Beverage Corp. (Beverages)	533	23,809
National CineMedia, Inc. (Media)	1,359	3,588
National Energy Services Reunited Corp.* (Energy Equipment & Services)	862	8,560
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	993	57,425
National Healthcare Corp. (Health Care Providers & Services)	285	18,639
National Presto Industries, Inc. (Aerospace & Defense)	116	9,541
National Research Corp. (Health Care Providers & Services)	317	13,187
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	1,840	113,270
National Vision Holdings, Inc.* (Specialty Retail)	1,853	75,751
National Western Life Group, Inc. - Class A (Insurance)	58	12,404
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	209	3,051
Nature's Sunshine Products, Inc. (Personal Products)	269	4,745
Natus Medical, Inc.* (Health Care Equipment & Supplies)	766	17,649
Nautilus, Inc.* (Leisure Products)	684	3,488
Navient Corp. (Consumer Finance)	3,592	62,608
NBT Bancorp, Inc. (Banks)	956	36,978
Neenah, Inc. (Paper & Forest Products)	383	17,656
Nelnet, Inc. - Class A (Consumer Finance)	385	34,084
NEOGAMES SA* (Hotels, Restaurants & Leisure)	235	5,562
Neogen Corp.* (Health Care Equipment & Supplies)	2,443	89,096
NeoGenomics, Inc.* (Life Sciences Tools & Services)	2,573	57,994
Neoleukin Therapeutics, Inc.* (Biotechnology)	799	2,852
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	1,165	17,894
NETGEAR, Inc.* (Communications Equipment)	656	18,152
NetScout Systems, Inc.* (Communications Equipment)	1,593	50,259
NETSTREIT Corp. (Equity Real Estate Investment Trusts)	901	20,363
Neuronetics, Inc.* (Health Care Equipment & Supplies)	579	2,073
NeuroPace, Inc.* (Health Care Equipment & Supplies)	161	1,298
Nevro Corp.* (Health Care Equipment & Supplies)	785	51,575
New Jersey Resources Corp. (Gas Utilities)	2,192	88,140
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	8,618	32,318
NewAge, Inc.* (Beverages)	3,053	2,288
Newmark Group, Inc. (Real Estate Management & Development)	3,385	51,824
Newpark Resources, Inc.* (Energy Equipment & Services)	2,050	7,278
NexImmune, Inc.* (Biotechnology)	401	1,271
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	505	40,047
NextGen Healthcare, Inc.* (Health Care Technology)	1,295	25,006
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	3,926	23,635
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	715	11,304
NI Holdings, Inc.* (Insurance)	195	3,764
Nicolet Bankshares, Inc.* (Banks)	284	26,438
Nikola Corp.* (Machinery)	5,193	41,700
Nkarta, Inc.* (Biotechnology)	320	3,171
NL Industries, Inc. (Commercial Services & Supplies)	190	1,235
nLight, Inc.* (Electronic Equipment, Instruments & Components)	990	20,483
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	1,900	47,006
NN, Inc.* (Machinery)	970	3,696
Noodles & Co.* (Hotels, Restaurants & Leisure)	923	7,762
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	3,816	5,915
Northern Oil And Gas, Inc. (Oil, Gas & Consumable Fuels)	1,183	27,824
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	999	15,744

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Northrim Bancorp, Inc. (Banks)	136	$5,976
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	2,778	39,198
Northwest Natural Holding Co. (Gas Utilities)	693	32,807
Northwest Pipe Co.* (Construction & Engineering)	220	6,241
NorthWestern Corp. (Multi-Utilities)	1,198	69,628
Novagold Resources, Inc.* (Metals & Mining)	5,376	35,482
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	801	110,618
NOW, Inc.* (Trading Companies & Distributors)	2,502	22,243
Nu Skin Enterprises, Inc. - Class A (Personal Products)	1,128	54,358
Nurix Therapeutics, Inc.* (Biotechnology)	711	13,239
Nuvalent, Inc.* - Class A (Biotechnology)	244	3,292
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,176	61,164
Nuvation Bio, Inc.* (Pharmaceuticals)	3,608	22,009
NV5 Global, Inc.* (Construction & Engineering)	299	31,272
NVE Corp. (Semiconductors & Semiconductor Equipment)	108	6,682
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	450	60,944
Oceaneering International, Inc.* (Energy Equipment & Services)	2,254	29,370
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	1,322	30,009
Ocugen, Inc.* (Biotechnology)	4,191	14,878
Ocular Therapeutix, Inc.* (Pharmaceuticals)	1,740	9,848
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	185	6,786
Office Properties Income Trust (Equity Real Estate Investment Trusts)	1,086	27,671
OFG Bancorp (Banks)	1,115	30,852
O-I Glass, Inc.* (Containers & Packaging)	3,586	47,730
Oil States International, Inc.* (Energy Equipment & Services)	1,377	8,634
Oil-Dri Corp. of America (Household Products)	118	4,014
Old National Bancorp (Banks)	3,751	68,756
Old Second Bancorp, Inc. (Banks)	630	8,461
Olema Pharmaceuticals, Inc.* (Biotechnology)	569	3,659
Olympic Steel, Inc. (Metals & Mining)	213	4,535
Omega Flex, Inc. (Machinery)	70	9,937
Omega Therapeutics, Inc.* (Biotechnology)	172	1,954
Omeros Corp.* (Pharmaceuticals)	1,368	8,208
Omnicell, Inc.* (Health Care Technology)	993	149,090
ON24, Inc.* (Software)	609	10,024
Oncocyte Corp.* (Biotechnology)	1,362	2,315
Oncorus, Inc.* (Biotechnology)	464	1,610
Oncternal Therapeutics, Inc.* (Biotechnology)	1,004	1,877
ONE Gas, Inc. (Gas Utilities)	1,197	93,234
ONE Group Hospitality, Inc. (The)* (Hotels, Restaurants & Leisure)	468	5,897
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	366	11,163
OneSpan, Inc.* (Software)	799	12,832
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	1,214	12,528
Onewater Marine, Inc. (Specialty Retail)	233	12,048
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	1,105	101,152
Ontrak, Inc.* (Health Care Providers & Services)	211	730
Ooma, Inc.* (Diversified Telecommunication Services)	500	9,020
Open Lending Corp.* - Class A (Capital Markets)	2,367	44,949
OPKO Health, Inc.* (Biotechnology)	9,068	28,383
Oportun Financial Corp.* (Consumer Finance)	477	8,591
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	210	8,902
OptimizeRx Corp.* (Health Care Technology)	390	17,523
Option Care Health, Inc.* (Health Care Providers & Services)	3,606	84,272
Oramed Pharmaceuticals, Inc.* (Pharmaceuticals)	688	6,164
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,624	14,372
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	3,085	12,433
Organogenesis Holdings, Inc.* (Biotechnology)	866	6,660
ORIC Pharmaceuticals, Inc.* (Biotechnology)	718	7,101
Origin Bancorp, Inc. (Banks)	502	21,445
Orion Engineered Carbons SA (Chemicals)	1,375	23,513
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	1,029	70,137
Orrstown Financial Services, Inc. (Banks)	247	6,113
Ortho Clinical Diagnostics Holdings PLC* (Health Care Equipment & Supplies)	2,734	47,462
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	430	13,072
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	314	14,849
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	385	31,932
Otter Tail Corp. (Electric Utilities)	934	59,216
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	3,537	12,450
Outbrain, Inc.* (Interactive Media & Services)	200	2,524
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	3,304	82,071
Outlook Therapeutics, Inc.* (Biotechnology)	2,021	2,870
Outset Medical, Inc.* (Health Care Equipment & Supplies)	1,063	39,533
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	976	46,789
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	5,951	230,898
Owens & Minor, Inc. (Health Care Providers & Services)	1,644	69,196
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	365	30,072
Oyster Point Pharma, Inc.* (Biotechnology)	252	3,021
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	4,409	49,293

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Pacific Premier Bancorp, Inc. (Banks)	2,128	$81,396
Pacira BioSciences, Inc.* (Pharmaceuticals)	1,002	62,896
Pactiv Evergreen, Inc. (Containers & Packaging)	976	10,687
PAE, Inc.* (Aerospace & Defense)	1,576	15,776
PagerDuty, Inc.* (Software)	1,857	61,318
Palomar Holdings, Inc.* (Insurance)	558	29,435
PAM Transportation Services, Inc.* (Road & Rail)	80	5,586
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	751	92,711
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,015	14,312
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	575	21,563
Paragon 28, Inc.* (Health Care Equipment & Supplies)	205	3,085
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	4,238	36,828
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	1,109	4,491
Park Aerospace Corp. (Aerospace & Defense)	443	5,994
Park National Corp. (Banks)	327	44,295
Park-Ohio Holdings Corp. (Machinery)	193	3,906
Parsons Corp.* (Aerospace & Defense)	597	18,179
Party City Holdco, Inc.* (Specialty Retail)	2,503	11,839
Passage Bio, Inc.* (Biotechnology)	842	4,235
Patrick Industries, Inc. (Auto Components)	516	33,230
Patterson Cos., Inc. (Health Care Providers & Services)	1,945	55,802
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,230	42,131
PAVmed, Inc.* (Health Care Equipment & Supplies)	1,649	2,836
Paya Holdings, Inc.* (IT Services)	1,944	12,733
PBF Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	2,185	34,610
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	252	10,924
PCSB Financial Corp. (Thrifts & Mortgage Finance)	292	5,455
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	2,213	131,164
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	681	20,246
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	2,020	21,816
Peapack Gladstone Financial Corp. (Banks)	407	14,994
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	2,954	63,954
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	709	44,454
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	2,224	39,632
Peoples Bancorp, Inc. (Banks)	575	19,061
Peoples Financial Services Corp. (Banks)	159	8,066
Perdoceo Education Corp.* (Diversified Consumer Services)	1,597	17,599
Perficient, Inc.* (IT Services)	739	77,462
Performance Food Group Co.* (Food & Staples Retailing)	3,440	145,134
Perpetua Resources Corp.* (Metals & Mining)	737	2,712
Personalis, Inc.* (Life Sciences Tools & Services)	817	9,306
Petiq, Inc.* (Health Care Providers & Services)	610	12,468
PetMed Express, Inc. (Internet & Direct Marketing Retail)	462	11,933
PGT Innovations, Inc.* (Building Products)	1,310	24,877
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	460	7,728
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	464	8,955
Phillips Edison & Co., Inc. (Equity Real Estate Investment Trusts)	425	13,396
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,349	24,120
Phreesia, Inc.* (Health Care Technology)	1,128	35,182
Physicians Realty Trust (Equity Real Estate Investment Trusts)	5,002	91,337
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	2,818	50,048
Ping Identity Holding Corp.* (Software)	1,380	27,310
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	264	3,052
Piper Sandler Cos. (Capital Markets)	397	61,225
Pitney Bowes, Inc. (Commercial Services & Supplies)	3,992	24,591
PJT Partners, Inc. - Class A (Capital Markets)	538	37,294
Plantronics, Inc.* (Communications Equipment)	959	25,557
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	620	4,830
PLBY Group, Inc.* (Textiles, Apparel & Luxury Goods)	654	10,392
Plexus Corp.* (Electronic Equipment, Instruments & Components)	635	49,225
Pliant Therapeutics, Inc.* (Pharmaceuticals)	546	6,405
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts)	710	20,413
PMV Pharmaceuticals, Inc.* (Pharmaceuticals)	593	9,524
PNM Resources, Inc. (Electric Utilities)	1,943	87,066
PolyMet Mining Corp.* (Metals & Mining)	655	1,670
Porch Group, Inc.* (Internet & Direct Marketing Retail)	1,750	18,463
Portage Biotech, Inc.* (Biotechnology)	113	981
Portillo's, Inc.* - Class A (Hotels, Restaurants & Leisure)	534	14,178
Portland General Electric Co. (Electric Utilities)	2,044	107,392
Poseida Therapeutics, Inc.* (Biotechnology)	653	3,102
Postal Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	279	4,989
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	1,499	80,631
Powell Industries, Inc. (Electrical Equipment)	207	6,181
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,370	110,573
PowerSchool Holdings, Inc.* (Diversified Consumer Services)	1,220	19,984
PRA Group, Inc.* (Consumer Finance)	981	45,617

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Praxis Precision Medicines, Inc.* (Biotechnology)	756	$11,234
Precigen, Inc.* (Biotechnology)	2,145	5,534
Precision BioSciences, Inc.* (Biotechnology)	1,147	5,471
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	1,183	19,732
Preferred Bank (Banks)	313	24,433
Preformed Line Products Co. (Electrical Equipment)	67	4,063
Prelude Therapeutics, Inc.* (Biotechnology)	246	2,443
Premier Financial Corp. (Thrifts & Mortgage Finance)	840	25,074
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	1,137	64,184
PriceSmart, Inc. (Food & Staples Retailing)	532	37,990
Primis Financial Corp. (Banks)	547	8,128
Primo Water Corp. (Beverages)	3,570	59,619
Primoris Services Corp. (Construction & Engineering)	1,211	31,147
Priority Technology Holdings, Inc.* (IT Services)	231	1,400
Privia Health Group, Inc.* (Health Care Providers & Services)	366	7,788
ProAssurance Corp. (Insurance)	1,216	29,135
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	164	3,041
PROG Holdings, Inc.* (Consumer Finance)	1,476	58,760
Progress Software Corp. (Software)	998	45,419
Progyny, Inc.* (Health Care Providers & Services)	1,460	59,130
Prometheus Biosciences, Inc.* (Biotechnology)	680	24,432
ProPetro Holding Corp.* (Energy Equipment & Services)	1,957	20,568
PROS Holdings, Inc.* (Software)	907	25,133
Protagonist Therapeutics, Inc.* (Biotechnology)	1,019	29,847
Prothena Corp. PLC* (Biotechnology)	814	27,741
Proto Labs, Inc.* (Machinery)	631	31,664
Provention Bio, Inc.* (Pharmaceuticals)	1,259	6,748
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	349	6,310
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,722	41,621
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	455	75,967
PTC Therapeutics, Inc.* (Biotechnology)	1,576	63,387
Pulmonx Corp.* (Health Care Equipment & Supplies)	593	14,440
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	316	3,843
Puma Biotechnology, Inc.* (Biotechnology)	733	1,803
Pure Cycle Corp.* (Water Utilities)	437	5,602
PureCycle Technologies, Inc.* (Chemicals)	1,207	7,182
Purple Innovation, Inc.* (Household Durables)	1,307	10,874
Pyxis Oncology, Inc.* (Biotechnology)	241	2,299
Pzena Investment Management, Inc. - Class A (Capital Markets)	378	3,833
Q2 Holdings, Inc.* (Software)	1,243	81,106
QCR Holdings, Inc. (Banks)	344	19,622
Quaker Chemical Corp. (Chemicals)	306	64,006
Qualys, Inc.* (Software)	774	99,180
Quanex Building Products Corp. (Building Products)	760	16,560
Quanterix Corp.* (Life Sciences Tools & Services)	698	21,247
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	1,318	6,643
QuinStreet, Inc.* (Interactive Media & Services)	1,138	18,310
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	2,040	14,504
Quotient, Ltd.* (Health Care Equipment & Supplies)	1,781	2,885
R. R. Donnelley & Sons Co.* (Commercial Services & Supplies)	1,608	17,720
R1 RCM, Inc.* (Health Care Providers & Services)	2,694	64,063
Rackspace Technology, Inc.* (IT Services)	1,238	15,487
Radian Group, Inc. (Thrifts & Mortgage Finance)	4,091	91,596
Radiant Logistics, Inc.* (Air Freight & Logistics)	891	5,533
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	1,338	18,411
Radius Health, Inc.* (Biotechnology)	1,061	8,042
RadNet, Inc.* (Health Care Providers & Services)	1,028	26,471
Rafael Holdings, Inc.* - Class B (Real Estate Management & Development)	221	915
Rain Therapeutics, Inc.* (Biotechnology)	361	3,097
Rallybio Corp.* (Biotechnology)	163	1,982
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	2,462	62,166
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	5,427	104,470
Ranger Oil Corp.* (Oil, Gas & Consumable Fuels)	482	14,947
Ranpak Holdings Corp.* (Containers & Packaging)	854	22,938
Rapid Micro Biosystems, Inc.* - Class A (Life Sciences Tools & Services)	187	1,333
Rapid7, Inc.* (Software)	1,274	122,725
RAPT Therapeutics, Inc.* (Biotechnology)	484	10,464
Rayonier Advanced Materials, Inc.* (Chemicals)	1,402	8,734
RBB Bancorp (Banks)	319	8,610
RBC Bearings, Inc.* (Machinery)	632	114,056
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	190	13,275
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	1,355	19,295
Realogy Holdings Corp.* (Real Estate Management & Development)	2,613	43,115
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	623	17,519
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	2,616	30,973
Red River Bancshares, Inc. (Banks)	103	5,353
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	354	5,222
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	1,354	60,280
Redfin Corp.* (Real Estate Management & Development)	2,341	69,222

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,604	$32,107
REGENXBIO, Inc.* (Biotechnology)	896	23,654
Regional Management Corp. (Consumer Finance)	174	8,832
Regis Corp.* (Diversified Consumer Services)	969	1,444
Rekor Systems, Inc.* (Professional Services)	768	3,571
Relay Therapeutics, Inc.* (Biotechnology)	1,588	35,142
Relmada Therapeutics, Inc.* (Pharmaceuticals)	354	6,510
Remitly Global, Inc.* (IT Services)	279	3,395
Renasant Corp. (Banks)	1,239	45,570
Reneo Pharmaceuticals, Inc.* (Biotechnology)	197	1,223
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	1,016	40,904
Rent the Runway, Inc.* - Class A (Internet & Direct Marketing Retail)	389	2,245
Rent-A-Center, Inc. (Specialty Retail)	1,496	63,056
Repay Holdings Corp.* (IT Services)	1,966	35,172
Replimune Group, Inc.* (Biotechnology)	675	13,385
Republic Bancorp, Inc. - Class A (Banks)	211	10,343
Republic First Bancorp, Inc.* (Banks)	1,015	4,365
Resideo Technologies, Inc.* (Building Products)	3,278	81,229
Resources Connection, Inc. (Professional Services)	724	12,619
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	2,698	49,994
Retail Value, Inc. (Equity Real Estate Investment Trusts)	396	1,247
Retractable Technologies, Inc.* (Health Care Equipment & Supplies)	393	2,146
REV Group, Inc. (Machinery)	646	8,676
Revance Therapeutics, Inc.* (Pharmaceuticals)	1,593	21,235
Revlon, Inc.* - Class A (Personal Products)	161	1,594
REVOLUTION Medicines, Inc.* (Biotechnology)	1,348	29,009
Revolve Group, Inc.* (Internet & Direct Marketing Retail)	813	40,097
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	121	11,668
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	994	7,366
Ribbon Communications, Inc.* (Communications Equipment)	1,596	7,182
Rigel Pharmaceuticals, Inc.* (Biotechnology)	3,878	9,928
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	56	1,501
Rimini Street, Inc.* (Software)	1,014	5,222
Riot Blockchain, Inc.* (Software)	2,017	32,151
Rite Aid Corp.* (Food & Staples Retailing)	1,263	13,400
RLI Corp. (Insurance)	908	95,140
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	3,755	52,007
Rocket Pharmaceuticals, Inc.* (Biotechnology)	936	15,575
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	156	6,674
Rogers Corp.* (Electronic Equipment, Instruments & Components)	425	116,004
Romeo Power, Inc.* (Electrical Equipment)	2,935	6,927
RPC, Inc.* (Energy Equipment & Services)	1,533	9,060
RPT Realty (Equity Real Estate Investment Trusts)	1,899	23,965
Rubius Therapeutics, Inc.* (Biotechnology)	1,042	7,034
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	959	50,654
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	147	7,459
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	1,193	12,097
Ruth's Hospitality Group, Inc.* (Hotels, Restaurants & Leisure)	749	15,002
RxSight, Inc.* (Health Care Equipment & Supplies)	189	1,945
Ryerson Holding Corp. (Metals & Mining)	373	7,647
Ryman Hospitality Properties, Inc.* - Class I (Equity Real Estate Investment Trusts)	1,221	107,936
S&T Bancorp, Inc. (Banks)	880	27,113
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	5,184	70,554
Safe Bulkers, Inc.* (Marine)	1,438	5,019
Safehold, Inc. (Equity Real Estate Investment Trusts)	472	29,217
Safety Insurance Group, Inc. (Insurance)	329	27,087
Saia, Inc.* (Road & Rail)	601	170,853
Sailpoint Technologies Holding, Inc.* (Software)	2,073	80,204
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,561	43,972
Sana Biotechnology, Inc.* (Biotechnology)	1,957	17,143
Sanderson Farms, Inc. (Food Products)	461	84,825
Sandy Spring Bancorp, Inc. (Banks)	1,016	48,067
Sangamo Therapeutics, Inc.* (Biotechnology)	2,692	16,233
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,442	54,536
Sapiens International Corp. N.V. (Software)	700	22,288
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	269	13,283
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	571	17,804
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	587	22,975
Scholar Rock Holding Corp.* (Biotechnology)	641	11,416
Scholastic Corp. (Media)	598	24,530
Schrodinger, Inc.* (Health Care Technology)	1,029	29,172
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	711	21,522
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	2,181	125,844
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	1,106	15,053
Sculptor Capital Management, Inc. (Capital Markets)	503	9,859
Seacoast Banking Corp. of Florida (Banks)	1,180	43,070
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	721	8,638
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,170	69,709
SecureWorks Corp.* - Class A (Software)	227	3,348

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Seelos Therapeutics, Inc.* (Pharmaceuticals)	2,229	$2,541
Seer, Inc.* (Life Sciences Tools & Services)	944	14,849
Select Energy Services, Inc.* (Energy Equipment & Services)	1,412	9,418
Select Medical Holdings Corp. (Health Care Providers & Services)	2,508	58,261
Selecta Biosciences, Inc.* (Biotechnology)	2,089	5,223
Selective Insurance Group, Inc. (Insurance)	1,349	106,435
Selectquote, Inc.* (Insurance)	3,042	22,480
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,468	104,375
Seneca Foods Corp.* - Class A (Food Products)	139	6,498
Sensei Biotherapeutics, Inc.* (Biotechnology)	474	2,285
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	9,788	26,232
Sensient Technologies Corp. (Chemicals)	958	81,181
Sera Prognostics, Inc.* - Class A (Biotechnology)	103	695
Seres Therapeutics, Inc.* (Biotechnology)	1,578	13,161
Seritage Growth Properties* - Class A (Equity Real Estate Investment Trusts)	846	8,765
Service Properties Trust (Equity Real Estate Investment Trusts)	3,721	31,815
ServisFirst Bancshares, Inc. (Banks)	1,131	95,988
Sesen Bio, Inc.* (Biotechnology)	4,565	3,382
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	2,815	23,083
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	847	55,961
Sharps Compliance Corp.* (Health Care Providers & Services)	421	2,842
Shattuck Labs, Inc.* (Biotechnology)	604	4,174
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	1,095	24,933
Shift Technologies, Inc.* (Specialty Retail)	1,409	3,227
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	766	111,046
Shoe Carnival, Inc. (Specialty Retail)	401	13,698
ShotSpotter, Inc.* (Software)	192	5,063
Shutterstock, Inc. (Internet & Direct Marketing Retail)	531	51,491
SI-BONE, Inc.* (Health Care Equipment & Supplies)	739	14,558
Sientra, Inc.* (Health Care Equipment & Supplies)	1,318	3,704
Sierra Bancorp (Banks)	319	8,463
SIGA Technologies, Inc.* (Pharmaceuticals)	1,095	7,128
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	253	3,701
Sigilon Therapeutics, Inc.* (Biotechnology)	345	673
Signet Jewelers, Ltd. (Specialty Retail)	1,200	103,356
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	905	149,497
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	779	25,559
Silverback Therapeutics, Inc.* (Biotechnology)	465	2,265
Silvergate Capital Corp.* - Class A (Banks)	625	67,338
Simmons First National Corp. - Class A (Banks)	2,581	73,817
Simpson Manufacturing Co., Inc. (Building Products)	989	111,549
Simulations Plus, Inc. (Health Care Technology)	347	14,754
Sinclair Broadcast Group, Inc. - Class A (Media)	1,043	28,662
Singular Genomics Systems, Inc.* (Life Sciences Tools & Services)	273	2,116
SiriusPoint, Ltd.* (Insurance)	2,009	17,016
SITE Centers Corp. (Equity Real Estate Investment Trusts)	3,933	58,248
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	361	84,145
SJW Corp. (Water Utilities)	628	43,244
Skyline Champion Corp.* (Household Durables)	1,188	80,000
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	183	1,835
SkyWest, Inc.* (Airlines)	1,130	43,110
Sleep Number Corp.* (Specialty Retail)	503	35,965
SM Energy Co. (Oil, Gas & Consumable Fuels)	2,723	89,342
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	398	22,829
SmartFinancial, Inc. (Banks)	314	8,418
Smith & Wesson Brands, Inc. (Leisure Products)	1,088	18,583
Smith Micro Software, Inc.* (Software)	1,043	4,360
Snap One Holdings Corp.* (Household Durables)	306	5,756
SOC Telemed, Inc.* (Health Care Providers & Services)	1,378	991
Society Pass, Inc.* (Interactive Media & Services)	72	355
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	710	5,474
Solid Biosciences, Inc.* (Biotechnology)	1,353	1,651
Solo Brands, Inc.* - Class A (Leisure Products)	266	2,969
Sonic Automotive, Inc. - Class A (Specialty Retail)	489	24,944
Sonos, Inc.* (Household Durables)	2,727	68,775
Sorrento Therapeutics, Inc.* (Biotechnology)	6,780	23,391
South Jersey Industries, Inc. (Gas Utilities)	2,336	58,447
South Plains Financial, Inc. (Banks)	238	6,885
Southern First Bancshares, Inc.* (Banks)	169	9,903
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	173	9,567
Southside Bancshares, Inc. (Banks)	707	29,623
SouthState Corp. (Banks)	1,585	133,791
Southwest Gas Holdings, Inc. (Gas Utilities)	1,372	93,542
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	23,012	101,253
Sovos Brands, Inc.* (Food Products)	584	8,567
SP Plus Corp.* (Commercial Services & Supplies)	525	14,795
SpartanNash Co. (Food & Staples Retailing)	813	19,975
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	3,706	2,599
Spero Therapeutics, Inc.* (Biotechnology)	549	6,517
Spire, Inc. (Gas Utilities)	1,149	75,742

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Spirit Airlines, Inc.* (Airlines)	2,233	$47,943
Spirit of Texas Bancshares, Inc. (Banks)	291	8,101
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	988	10,828
SpringWorks Therapeutics, Inc.* (Biotechnology)	660	36,749
Sprout Social, Inc.* - Class A (Software)	1,024	70,502
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	2,561	69,506
Spruce Biosciences, Inc.* (Biotechnology)	197	500
SPS Commerce, Inc.* (Software)	819	101,433
SPX Corp.* (Machinery)	995	51,919
SPX FLOW, Inc. (Machinery)	944	81,373
SQZ Biotechnologies Co.* (Biotechnology)	517	4,146
STAAR Surgical Co.* (Health Care Equipment & Supplies)	1,079	78,465
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	4,006	171,177
Stagwell, Inc.* (Media)	1,400	10,458
Standard Motor Products, Inc. (Auto Components)	475	22,738
Standex International Corp. (Machinery)	271	26,924
Startek, Inc.* (IT Services)	382	1,944
State Auto Financial Corp. (Insurance)	405	20,939
Steelcase, Inc. - Class A (Commercial Services & Supplies)	1,974	24,359
Stem, Inc.* (Electrical Equipment)	2,590	31,805
Stepan Co. (Chemicals)	489	53,868
StepStone Group, Inc. - Class A (Capital Markets)	918	32,139
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	1,126	6,204
Sterling Check Corp.* (Professional Services)	376	7,524
Sterling Construction Co., Inc.* (Construction & Engineering)	631	16,034
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,829	75,245
Stewart Information Services Corp. (Insurance)	604	43,144
Stitch Fix, Inc.* - Class A (Internet & Direct Marketing Retail)	1,848	30,363
Stock Yards Bancorp, Inc. (Banks)	547	32,590
Stoke Therapeutics, Inc.* (Biotechnology)	433	8,205
StoneMor, Inc.* (Diversified Consumer Services)	730	1,825
Stoneridge, Inc.* (Auto Components)	592	11,171
StoneX Group, Inc.* (Capital Markets)	381	24,997
Strategic Education, Inc. (Diversified Consumer Services)	553	32,992
Stride, Inc.* (Diversified Consumer Services)	941	33,001
Stronghold Digital Mining, Inc.* - Class A (Software)	167	1,491
Sturm Ruger & Co., Inc. (Leisure Products)	389	26,152
Summit Financial Group, Inc. (Banks)	258	7,203
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts)	2,355	22,184
Summit Materials, Inc.* - Class A (Construction Materials)	2,695	95,834
Summit Therapeutics, Inc.* (Biotechnology)	598	1,316
Sumo Logic, Inc.* (Software)	1,990	23,701
Sun Country Airlines Holdings, Inc.* (Airlines)	731	19,430
SunCoke Energy, Inc. (Metals & Mining)	1,887	12,926
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	1,951	38,357
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	1,814	30,439
Sunstone Hotel Investors, Inc.* (Equity Real Estate Investment Trusts)	4,938	55,849
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	993	40,236
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	266	5,434
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,114	34,367
Surface Oncology, Inc.* (Biotechnology)	802	3,008
Surgery Partners, Inc.* (Health Care Providers & Services)	771	32,899
Surmodics, Inc.* (Health Care Equipment & Supplies)	307	14,024
Sutro BioPharma, Inc.* (Biotechnology)	982	10,488
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	890	187,213
Syndax Pharmaceuticals, Inc.* (Biotechnology)	1,020	16,667
Syros Pharmaceuticals, Inc.* (Biotechnology)	1,307	2,588
Tabula Rasa HealthCare, Inc.* (Health Care Technology)	510	5,503
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	435	6,860
Talaris Therapeutics, Inc.* (Biotechnology)	484	4,564
Talis Biomedical Corp.* (Health Care Equipment & Supplies)	327	965
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	837	8,906
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	2,322	39,497
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	566	1,873
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	191	3,833
Tattooed Chef, Inc.* (Food Products)	1,071	13,602
Taylor Morrison Home Corp.* (Household Durables)	2,716	83,353
Taysha Gene Therapies, Inc.* (Biotechnology)	512	4,070
TCR2 Therapeutics, Inc.* (Biotechnology)	692	2,311
Team, Inc.* (Commercial Services & Supplies)	599	427
TechTarget, Inc.* (Media)	593	49,183
Teekay Corp.* (Oil, Gas & Consumable Fuels)	1,576	4,886
Teekay Tankers, Ltd.* - Class A (Oil, Gas & Consumable Fuels)	540	5,762
TEGNA, Inc. (Media)	5,018	97,147
Tejon Ranch Co.* (Real Estate Management & Development)	473	8,235
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	2,294	45,421
Telesat Corp.* (Diversified Telecommunication Services)	292	6,614
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	8,380	21,034

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Telos Corp.* (Software)	906	$10,591
Tenable Holdings, Inc.* (Software)	2,096	107,734
Tenaya Therapeutics, Inc.* (Biotechnology)	316	3,767
Tenet Healthcare Corp.* (Health Care Providers & Services)	2,413	178,851
Tennant Co. (Machinery)	420	32,411
Tenneco, Inc.* (Auto Components)	1,544	16,212
Terex Corp. (Machinery)	1,553	64,791
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	311	1,950
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	1,674	125,166
Tetra Tech, Inc. (Commercial Services & Supplies)	1,224	170,369
TETRA Technologies, Inc.* (Energy Equipment & Services)	2,781	8,148
Texas Capital Bancshares, Inc.* (Banks)	1,150	72,105
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	1,587	135,513
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	1,070	39,355
TG Therapeutics, Inc.* (Biotechnology)	2,942	34,039
The Andersons, Inc. (Food & Staples Retailing)	714	27,203
The Bancorp, Inc.* (Banks)	1,192	35,545
The Bank of Nt Butterfield & Son, Ltd. (Banks)	1,139	41,744
The Brink's Co. (Commercial Services & Supplies)	1,090	76,060
The Buckle, Inc. (Specialty Retail)	676	25,445
The Cato Corp. - Class A (Specialty Retail)	449	7,417
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	1,046	37,321
The Children's Place, Inc.* (Specialty Retail)	319	22,569
The Container Store Group, Inc.* (Specialty Retail)	722	7,364
The E.W. Scripps Co.* - Class A (Media)	1,301	26,671
The Ensign Group, Inc. (Health Care Providers & Services)	1,190	89,762
The First Bancorp, Inc. (Banks)	235	7,553
The GEO Group, Inc.* (Equity Real Estate Investment Trusts)	2,674	17,996
The Goodyear Tire & Rubber Co.* (Auto Components)	6,268	129,935
The Greenbrier Cos., Inc. (Machinery)	724	29,221
The Hackett Group, Inc. (IT Services)	557	10,661
The Joint Corp.* (Health Care Providers & Services)	314	16,969
The Lovesac Co.* (Household Durables)	289	15,563
The Macerich Co. (Equity Real Estate Investment Trusts)	4,855	80,302
The Manitowoc Co., Inc.* (Machinery)	779	14,217
The Marcus Corp.* (Entertainment)	518	8,728
The ODP Corp.* (Specialty Retail)	1,047	46,309
The Pennant Group, Inc.* (Health Care Providers & Services)	582	9,673
The RealReal, Inc.* (Internet & Direct Marketing Retail)	1,816	17,161
The RMR Group, Inc. - Class A (Real Estate Management & Development)	346	11,075
The Shyft Group, Inc. (Machinery)	786	32,965
The Simply Good Foods Co.* (Food Products)	1,932	68,064
The St Joe Co. (Real Estate Management & Development)	756	36,674
TherapeuticsMD, Inc.* (Pharmaceuticals)	8,848	2,685
Theravance Biopharma, Inc.* (Pharmaceuticals)	1,359	12,380
Thermon Group Holdings, Inc.* (Electrical Equipment)	746	12,794
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	261	2,409
Third Coast Bancshares, Inc.* (Banks)	80	1,918
Thorne HealthTech, Inc.* (Personal Products)	152	818
Thryv Holdings, Inc.* (Media)	175	5,675
Tidewater, Inc.* (Energy Equipment & Services)	931	13,211
Tilly's, Inc. - Class A (Specialty Retail)	514	6,775
TimkenSteel Corp.* (Metals & Mining)	1,042	14,619
Tiptree, Inc. (Insurance)	533	6,604
Titan International, Inc.* (Machinery)	1,159	11,300
Titan Machinery, Inc.* (Trading Companies & Distributors)	440	13,552
Tivity Health, Inc.* (Health Care Providers & Services)	998	25,389
Tompkins Financial Corp. (Banks)	321	25,539
Tonix Pharmaceuticals Holding Corp.* (Biotechnology)	10,062	2,445
Tootsie Roll Industries, Inc. (Food Products)	347	11,781
Torrid Holdings, Inc.* (Specialty Retail)	289	2,659
TowneBank (Banks)	1,524	47,823
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	1,361	17,176
TPI Composites, Inc.* (Electrical Equipment)	823	9,934
Traeger, Inc.* (Household Durables)	512	5,217
Transcat, Inc.* (Trading Companies & Distributors)	161	15,281
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	588	9,332
TravelCenters of America, Inc.* (Specialty Retail)	283	12,899
Travere Therapeutics, Inc.* (Biotechnology)	1,340	36,850
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	683	12,390
Trean Insurance Group, Inc.* (Insurance)	400	3,228
Tredegar Corp. (Chemicals)	594	6,980
TreeHouse Foods, Inc.* (Food Products)	1,179	45,663
Trevena, Inc.* (Biotechnology)	3,711	2,017
Tri Pointe Homes, Inc.* (Household Durables)	2,533	60,311
TriCo Bancshares (Banks)	626	27,212
TriMas Corp. (Machinery)	981	34,100
TriNet Group, Inc.* (Professional Services)	920	78,384
Trinity Industries, Inc. (Machinery)	1,753	50,364
Trinseo PLC (Chemicals)	883	47,276
TriState Capital Holdings, Inc.* (Banks)	657	20,755
Triton International, Ltd. (Trading Companies & Distributors)	1,515	91,536
Triumph Bancorp, Inc.* (Banks)	534	46,714
Triumph Group, Inc.* (Aerospace & Defense)	1,446	26,346
Tronox Holdings PLC - Class A (Chemicals)	2,598	58,975

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
TrueBlue, Inc.* (Professional Services)	794	$21,120
TrueCar, Inc.* (Interactive Media & Services)	2,164	7,444
Trupanion, Inc.* (Insurance)	867	82,582
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	429	14,543
Trustmark Corp. (Banks)	1,411	45,970
TTEC Holdings, Inc. (IT Services)	420	33,638
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,367	31,860
Tucows, Inc.* (IT Services)	221	17,459
Tupperware Brands Corp.* (Household Durables)	1,106	17,055
Turning Point Brands, Inc. (Tobacco)	330	11,626
Turning Point Therapeutics, Inc.* (Biotechnology)	1,044	38,868
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	345	7,010
Tutor Perini Corp.* (Construction & Engineering)	936	11,138
Twist Bioscience Corp.* (Biotechnology)	1,065	63,282
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	7,811	44,913
Tyra Biosciences, Inc.* (Biotechnology)	276	3,618
U.S. Cellular Corp.* (Wireless Telecommunication Services)	348	10,656
U.S. Ecology, Inc.* (Commercial Services & Supplies)	712	20,349
U.S. Lime & Minerals, Inc. (Construction Materials)	47	5,945
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	290	28,063
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	1,671	15,958
Udemy, Inc.* (Diversified Consumer Services)	315	5,103
UFP Industries, Inc. (Building Products)	1,367	109,169
UFP Technologies, Inc.* (Containers & Packaging)	157	11,141
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,008	50,823
UMB Financial Corp. (Banks)	994	97,859
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	963	22,727
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	317	6,026
UniFirst Corp. (Commercial Services & Supplies)	342	65,011
Unisys Corp.* (IT Services)	1,490	27,193
United Bankshares, Inc. (Banks)	2,994	105,778
United Community Banks, Inc. (Banks)	2,376	84,087
United Fire Group, Inc. (Insurance)	477	11,896
United Insurance Holdings Corp. (Insurance)	461	1,862
United Natural Foods, Inc.* (Food & Staples Retailing)	1,267	49,134
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	4,467	53,872
Unitil Corp. (Multi-Utilities)	354	16,617
Universal Corp. (Tobacco)	549	29,882
Universal Electronics, Inc.* (Household Durables)	288	10,221
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	291	16,965
Universal Insurance Holdings, Inc. (Insurance)	615	10,603
Universal Logistics Holdings, Inc. (Road & Rail)	174	2,963
Univest Financial Corp. (Banks)	656	19,765
Upland Software, Inc.* (Software)	656	12,858
Upwork, Inc.* (Professional Services)	2,680	72,896
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	5,816	15,180
Urban Edge Properties (Equity Real Estate Investment Trusts)	2,628	47,935
Urban Outfitters, Inc.* (Specialty Retail)	1,556	44,688
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,107	4,846
UroGen Pharma, Ltd.* (Biotechnology)	443	3,420
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	675	13,291
US Xpress Enterprises, Inc.* - Class A (Road & Rail)	607	2,738
USANA Health Sciences, Inc.* (Personal Products)	271	25,902
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	78	7,337
Utz Brands, Inc. (Food Products)	1,342	21,620
Valhi, Inc. (Chemicals)	55	1,460
Valley National Bancorp (Banks)	9,077	126,352
Value Line, Inc. (Capital Markets)	22	1,298
Vanda Pharmaceuticals, Inc.* (Biotechnology)	1,244	18,859
Vapotherm, Inc.* (Health Care Equipment & Supplies)	514	8,311
Varex Imaging Corp.* (Health Care Equipment & Supplies)	870	22,707
Varonis Systems, Inc.* (Software)	2,422	90,244
Vaxart, Inc.* (Biotechnology)	2,772	13,721
Vaxcyte, Inc.* (Pharmaceuticals)	917	17,460
VBI Vaccines, Inc.* (Biotechnology)	4,277	7,271
Vector Group, Ltd. (Tobacco)	3,260	36,219
Vectrus, Inc.* (Aerospace & Defense)	262	12,055
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,130	31,064
Velocity Financial, Inc.* (Thrifts & Mortgage Finance)	195	2,508
Velodyne Lidar, Inc.* (Electronic Equipment, Instruments & Components)	1,715	6,706
Ventyx Biosciences, Inc.* (Pharmaceuticals)	237	3,854
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	591	4,840
Vera Therapeutics, Inc.* (Biotechnology)	225	4,484
Veracyte, Inc.* (Biotechnology)	1,531	46,558
Verastem, Inc.* (Biotechnology)	3,899	5,965
Vericel Corp.* (Biotechnology)	1,055	37,537
Verint Systems, Inc.* (Software)	1,462	75,044
Veris Residential, Inc.* (Equity Real Estate Investment Trusts)	1,994	32,901
Veritex Holdings, Inc. (Banks)	1,080	43,362
Veritiv Corp.* (Trading Companies & Distributors)	326	30,344
Veritone, Inc.* (Software)	644	10,156
Verra Mobility Corp.* - Class C (IT Services)	3,267	51,749

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	297	$2,432
Verso Corp. - Class A (Paper & Forest Products)	605	16,262
Veru, Inc.* (Personal Products)	1,462	7,602
Verve Therapeutics, Inc.* (Biotechnology)	357	10,289
Via Renewables, Inc. (Multi-Utilities)	272	3,112
Viad Corp.* (Commercial Services & Supplies)	459	17,291
Viant Technology, Inc.* - Class A (Software)	263	2,101
Viavi Solutions, Inc.* (Communications Equipment)	5,436	89,476
Vicor Corp.* (Electrical Equipment)	479	45,184
Viemed Healthcare, Inc.* (Health Care Providers & Services)	804	3,723
View, Inc.* (Building Products)	3,155	8,298
ViewRay, Inc.* (Health Care Equipment & Supplies)	3,138	13,650
Viking Therapeutics, Inc.* (Biotechnology)	1,552	5,758
Village Super Market, Inc. - Class A (Food & Staples Retailing)	193	4,410
Vincerx Pharma, Inc.* (Biotechnology)	373	2,682
Vir Biotechnology, Inc.* (Biotechnology)	1,364	46,826
Viracta Therapeutics, Inc.* (Biotechnology)	823	2,206
VirnetX Holding Corp.* (Software)	1,440	3,254
Virtus Investment Partners, Inc. (Capital Markets)	166	43,439
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	3,024	62,627
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	282	9,032
Vista Outdoor, Inc.* (Leisure Products)	1,305	50,347
VistaGen Therapeutics, Inc.* (Biotechnology)	4,403	7,177
Visteon Corp.* (Auto Components)	630	63,951
Vita Coco Co., Inc. (The)* (Beverages)	250	2,728
Vital Farms, Inc.* (Food Products)	558	9,224
Vivint Smart Home, Inc.* (Diversified Consumer Services)	2,079	14,969
Vocera Communications, Inc.* (Health Care Technology)	783	61,865
Vonage Holdings Corp.* (Software)	5,486	114,328
Vor BioPharma, Inc.* (Biotechnology)	431	3,556
VOXX International Corp.* (Auto Components)	353	3,901
VSE Corp. (Commercial Services & Supplies)	240	12,379
Vuzix Corp.* (Household Durables)	1,330	8,685
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	2,125	9,095
Wabash National Corp. (Machinery)	1,122	22,014
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	664	87,920
Warrior Met Coal, Inc. (Metals & Mining)	1,168	30,602
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,474	51,619
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,920	47,270
Washington Trust Bancorp, Inc. (Banks)	389	22,204
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	485	9,904
Watts Water Technologies, Inc. - Class A (Machinery)	625	95,756
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	1,005	2,201
WD-40 Co. (Household Products)	310	68,901
Weave Communications, Inc.* (Software)	106	1,060
Weber, Inc. - Class A (Household Durables)	404	4,379
Weis Markets, Inc. (Food & Staples Retailing)	373	22,470
Welbilt, Inc.* (Machinery)	2,968	70,490
Werewolf Therapeutics, Inc.* (Biotechnology)	599	5,457
Werner Enterprises, Inc. (Road & Rail)	1,401	62,471
WesBanco, Inc. (Banks)	1,393	49,438
WESCO International, Inc.* (Trading Companies & Distributors)	1,011	123,231
West Bancorp, Inc. (Banks)	365	10,775
Westamerica Bancorp (Banks)	591	34,325
Whitestone REIT (Equity Real Estate Investment Trusts)	1,043	10,649
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	890	66,083
Whole Earth Brands, Inc.* (Food Products)	848	8,039
WideOpenWest, Inc.* (Media)	1,190	22,146
Willdan Group, Inc.* (Professional Services)	253	7,959
Willis Lease Finance Corp.* (Trading Companies & Distributors)	66	2,361
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	4,800	177,793
Wingstop, Inc. (Hotels, Restaurants & Leisure)	676	103,597
Winmark Corp. (Specialty Retail)	79	17,018
Winnebago Industries, Inc. (Automobiles)	734	47,358
WisdomTree Investments, Inc. (Capital Markets)	3,057	17,150
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,846	48,901
Workhorse Group, Inc.* (Auto Components)	2,740	9,261
Workiva, Inc.* (Software)	972	114,969
World Acceptance Corp.* (Consumer Finance)	98	18,520
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,416	39,945
Worthington Industries, Inc. (Metals & Mining)	750	40,635
WSFS Financial Corp. (Thrifts & Mortgage Finance)	1,470	76,999
WW International, Inc.* (Diversified Consumer Services)	1,192	15,019
XBiotech, Inc. (Biotechnology)	342	3,683
Xencor, Inc.* (Biotechnology)	1,283	44,097
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	2,585	44,824
Xilio Therapeutics, Inc.* (Biotechnology)	168	2,286
XL Fleet Corp.* (Auto Components)	793	1,697
XOMA Corp.* (Biotechnology)	137	2,839
Xometry, Inc.* - Class A (Internet & Direct Marketing Retail)	183	9,443
XPEL, Inc.* (Auto Components)	407	25,381
Xperi Holding Corp. (Software)	2,382	40,184
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	209	3,649
Yellow Corp.* (Road & Rail)	1,142	11,922
Yelp, Inc.* (Interactive Media & Services)	1,624	56,093

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Yext, Inc.* (Software)	2,556	$20,704
Y-mAbs Therapeutics, Inc.* (Biotechnology)	793	7,843
York Water Co. (Water Utilities)	296	13,444
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	828	47,262
Zevia PBC* - Class A (Beverages)	233	1,864
Ziff Davis, Inc.* (Software)	986	103,589
Zogenix, Inc.* (Pharmaceuticals)	1,273	33,111
Zumiez, Inc.* (Specialty Retail)	483	21,711
Zuora, Inc.* - Class A (Software)	2,527	42,024
Zurn Water Solutions Corp. (Building Products)	2,755	84,138
Zymergen, Inc.* (Chemicals)	1,820	9,464
Zynex, Inc. (Health Care Equipment & Supplies)	486	3,850
TOTAL COMMON STOCKS
(Cost $52,836,853)		60,754,515

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	1,320	$—
TOTAL TRUST
(Cost $–)		–

Repurchase Agreements(a)(b) (17.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 1/31/22, due 2/1/22, total to be received $12,804,000	$12,804,000	$12,804,000
TOTAL REPURCHASE AGREEMENTS
(Cost $12,804,000)		12,804,000
TOTAL INVESTMENT SECURITIES
(Cost $65,640,853) - 98.0%		73,558,515
Net other assets (liabilities) - 2.0%		1,527,146
NET ASSETS - 100.0%		$75,085,661

*	Non-income producing security.
+	This security was fair valued based on procedures approved by the Board of Trustees. As of January 31, 2022, this security represented 0.000% of the net assets of the Fund.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2022, the aggregate amount held in a segregated account was $12,804,000.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	25	3/21/22	$2,530,500	$(230,734)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	2/28/22	0 .13%	$7,647,246	$369,256
Russell 2000 Index	Goldman Sachs International	2/28/22	0 .48%	24,878,939	1,156,189
				$32,526,185	$1,525,445

iShares Russell 2000 ETF	UBS AG	2/28/22	(0 .12)%	$21,447,881	$1,036,201
Russell 2000 Index	UBS AG	2/28/22	0 .08%	32,599,220	1,563,159
				$54,047,101	$2,599,360
				$86,573,286	$4,124,805

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2022 (unaudited)

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$381,512	0.5%
Air Freight & Logistics	215,343	0.3%
Airlines	206,502	0.3%
Auto Components	844,116	1.1%
Automobiles	120,435	0.2%
Banks	5,532,613	7.4%
Beverages	250,650	0.3%
Biotechnology	4,600,685	6.1%
Building Products	789,500	1.1%
Capital Markets	991,208	1.3%
Chemicals	1,220,593	1.6%
Commercial Services & Supplies	1,062,678	1.4%
Communications Equipment	525,870	0.7%
Construction & Engineering	954,682	1.3%
Construction Materials	117,293	0.2%
Consumer Finance	477,006	0.6%
Containers & Packaging	149,941	0.2%
Distributors	10,826	NM
Diversified Consumer Services	447,434	0.6%
Diversified Financial Services	91,147	0.1%
Diversified Telecommunication Services	291,630	0.4%
Electric Utilities	393,561	0.5%
Electrical Equipment	575,310	0.8%
Electronic Equipment, Instruments & Components	1,340,556	1.8%
Energy Equipment & Services	604,625	0.8%
Entertainment	392,745	0.5%
Equity Real Estate Investment Trusts	4,113,746	5.5%
Food & Staples Retailing	635,344	0.9%
Food Products	625,512	0.8%
Gas Utilities	588,152	0.8%
Health Care Equipment & Supplies	1,896,501	2.5%
Health Care Providers & Services	1,625,539	2.2%
Health Care Technology	721,204	1.0%
Hotels, Restaurants & Leisure	1,450,502	1.9%
Household Durables	1,152,438	1.5%
Household Products	181,144	0.2%
Independent Power and Renewable Electricity Producers	195,608	0.3%
Insurance	1,235,189	1.6%
Interactive Media & Services	221,063	0.3%
Internet & Direct Marketing Retail	305,302	0.4%
IT Services	1,006,315	1.3%
Leisure Products	372,867	0.5%
Life Sciences Tools & Services	402,353	0.5%
Machinery	2,289,115	3.1%
Marine	133,438	0.2%
Media	674,712	0.9%
Metals & Mining	775,043	1.0%
Mortgage Real Estate Investment Trusts	827,767	1.1%
Multiline Retail	246,858	0.3%
Multi-Utilities	259,230	0.4%
Oil, Gas & Consumable Fuels	2,592,116	3.5%
Paper & Forest Products	84,522	0.1%
Personal Products	338,200	0.5%
Pharmaceuticals	916,661	1.2%
Professional Services	1,065,320	1.4%
Real Estate Management & Development	538,502	0.7%
Road & Rail	527,330	0.7%
Semiconductors & Semiconductor Equipment	2,139,380	2.9%
Software	3,394,712	4.5%
Specialty Retail	1,456,237	1.9%
Technology Hardware, Storage & Peripherals	167,866	0.2%
Textiles, Apparel & Luxury Goods	433,289	0.6%
Thrifts & Mortgage Finance	1,158,210	1.5%
Tobacco	85,656	0.1%
Trading Companies & Distributors	967,443	1.3%
Water Utilities	267,938	0.4%
Wireless Telecommunication Services	97,730	0.1%
Other **	14,331,146	19.1%
Total	$75,085,661	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Additional financial disclosures are included in the notes to financial statements of the funds’ semiannual report and should be read in conjunction with this report.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable - only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	March 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	March 29, 2022

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	March 29, 2022

* Print the name and title of each signing officer under his or her signature.